                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04550

                               THE MAINSTAY FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E.H. Morrison, Esq.
                              169 Lackawanna Avenue
                              Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 624-6782

Date of fiscal year end: October 31

Date of reporting period: 11/1/06 - 4/30/07

ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    CAPITAL APPRECIATION FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    CAPITAL APPRECIATION FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          14
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  25
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        25
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               25
--------------------------------------------------------------------------------

Trustees and Officers                                                         26

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS(1)   YEARS(1)
------------------------------------------------------------
With sales charges        2.28%   1.63%    2.28%      3.91%
Excluding sales charges   8.23    7.54     3.45       4.50

(LINE GRAPH FOR CLASS A SHARES IN $)                        (With sales charges)

                                                                                                           RUSSELL 1000 GROWTH
                                                         CLASS A                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------            -------------------
4/30/97                                                    9450                       10000                       10000
                                                          13368                       14107                       14209
                                                          16709                       17185                       17978
                                                          20247                       18926                       22936
                                                          15378                       16471                       15539
                                                          12385                       14391                       12415
                                                           9770                       12476                       10633
                                                          11677                       15330                       12935
                                                          11315                       16302                       12987
                                                          13643                       18815                       14959
4/30/07                                                   14671                       21681                       16791

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS(1)   YEARS(1)
------------------------------------------------------------
With sales charges        2.84%   1.72%    2.30%      3.71%
Excluding sales charges   7.84    6.72     2.66       3.71

(LINE GRAPH FOR CLASS B SHARES IN $)                        (With sales charges)

                                                                                                           RUSSELL 1000 GROWTH
                                                         CLASS B                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------            -------------------
4/30/97                                                   10000                       10000                       10000
                                                          14054                       14107                       14209
                                                          17422                       17185                       17978
                                                          20956                       18926                       22936
                                                          15802                       16471                       15539
                                                          12621                       14391                       12415
                                                           9875                       12476                       10633
                                                          11714                       15330                       12935
                                                          11263                       16302                       12987
                                                          13486                       18815                       14959
4/30/07                                                   14393                       21681                       16791

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        6.87%   5.75%     2.67%      3.71%
Excluding sales charges   7.87    6.75      2.67       3.71

(LINE GRAPH FOR CLASS C SHARES IN $)                        (With sales charges)

                                                                                                           RUSSELL 1000 GROWTH
                                                         CLASS C                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------            -------------------
4/30/97                                                   10000                       10000                       10000
                                                          14054                       14107                       14209
                                                          17422                       17185                       17978
                                                          20956                       18926                       22936
                                                          15806                       16471                       15539
                                                          12621                       14391                       12415
                                                           9875                       12476                       10633
                                                          11714                       15330                       12935
                                                          11263                       16302                       12987
                                                          13486                       18815                       14959
4/30/07                                                   14397                       21681                       16791

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and max-imum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%, Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Prior to 9/1/98 (for Class C shares) and 12/31/03 (for Class I shares), performance for Class C and Class I shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses, and fee waivers/expense limitations of Class C and Class I shares upon initial offer. Unadjusted, the performance shown for the new class of shares might have been lower.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS(1)   YEARS(1)
------------------------------------------------------------
                          8.61%   8.28%    3.80%      4.70%

(LINE GRAPH FOR CLASS I IN $)

                                                                                                           RUSSELL 1000 GROWTH
                                                         CLASS I                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------            -------------------
4/30/97                                                   10000                       10000                       10000
                                                          14188                       14107                       14209
                                                          17747                       17185                       17978
                                                          21517                       18926                       22936
                                                          16282                       16471                       15539
                                                          13132                       14391                       12415
                                                          10376                       12476                       10633
                                                          12432                       15330                       12935
                                                          12086                       16302                       12987
                                                          14617                       18815                       14959
4/30/07                                                   15827                       21681                       16791

                                                          SIX      ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------------------------------------

Russell 1000(R) Growth Index(2)                           8.42%   12.25%  6.22%   5.32%
S&P 500(R) Index(3)                                       8.60    15.24   8.54    8.05
Average Lipper large-cap growth fund(4)                   7.38     7.56   4.99    5.76

1. Performance figures shown reflect nonrecurring reimbursements from affiliates for professional fees and losses attributable to shareholder trading arrangements. If these nonrecurring reimbursements had not been made the total return (excluding sales charges) would have been 3.43% for Class A, 2.51% for Class B, 2.60% for Class C and 3.76% for Class I for the five-year period ended April 30, 2007, and 4.49% for Class A, 3.63% for Class B, 3.68% for Class C and 4.67% for Class I for the ten-year period then ended.
2. The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell 1000(R) Growth Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
3. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
4. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Capital Appreciation Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,082.95           $ 6.66            $1,018.55            $ 6.46
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,079.20           $10.52            $1,014.80            $10.19
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,079.60           $10.52            $1,014.80            $10.19
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,086.30           $ 3.41            $1,021.70            $ 3.31
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.29% for Class A, 2.04% for Class B and Class C and 0.66% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     99.5
Short-Term Investments (collateral from securities lending                        13.6
  is 12.0%)
Liabilities in Excess of Cash and Other Assets                                   (13.1)

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Microsoft Corp.
 2.  Southern Copper Corp.
 3.  Schering-Plough Corp.
 4.  Thermo Fisher Scientific, Inc.
 5.  Cisco Systems, Inc.
 6.  Apple, Inc.
 7.  National Oilwell Varco, Inc.
 8.  Coach, Inc.
 9.  Precision Castparts Corp.
10.  AT&T, Inc.

 8   MainStay Capital Appreciation Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Edmund C. Spelman of MacKay Shields LLC

HOW DID MAINSTAY CAPITAL APPRECIATION FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Capital Appreciation Fund returned 8.23% for Class A shares, 7.84% for Class B shares and 7.87% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 8.61%. Class I shares outperformed--and Class A, Class B and Class C shares underperformed--the 8.42% return of the Russell 1000(R) Growth Index,(1) the Fund's broad-based securities-market index, for the six-month period. All share classes outperformed the 7.38% return of the average Lipper(2) large-cap growth fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH SECTORS HAD THE GREATEST POSITIVE IMPACT ON THE FUND'S PERFORMANCE AND WHICH ONES HAD A NEGATIVE IMPACT?

Sector weightings in the Fund result from its bottom-up, stock-by-stock selection process. During the reporting period, overweight positions in materials, utilities and energy had the greatest positive impact on the Fund's relative performance. The materials sector performed particularly well because prices rallied across various commodities.

The Fund was overweight in consumer discretionary and financials stocks, which detracted somewhat from the Fund's relative performance. Underweight positions in consumer staples and information technology stocks also detracted, though more modestly, from the Fund's relative returns.

WHICH INDIVIDUAL SECURITIES WERE THE STRONGEST PERFORMERS DURING THE REPORTING PERIOD?

We established a new position in Southern Copper during the reporting period. The stock, which benefited from the rising price of copper, made the strongest positive contribution to the Fund's performance. During the reporting period, we also added National Oilwell Varco, which owns and operates power generation facilities in the United States. The company's rapid share growth was fueled by ample pricing power and abundant free cash flow in a period of strong energy prices. Independent power producer NRG Energy was also a strong contributor to the Fund's performance during the reporting period.

WHICH STOCKS DETRACTED FROM PERFORMANCE?

First Marblehead, which provides outsourcing services for private education lending, detracted from the Fund's performance. Wireless communications equipment giant Motorola saw its stock price steadily decline throughout the reporting period. Staffing provider Robert Half International also detracted from the Fund's performance.

WERE THERE ANY SIGNIFICANT PURCHASES AND SALES DURING THE REPORTING PERIOD?

Southern Copper and National Oilwell Varco were the most significant additions during the reporting period, since both were among the strongest contributors to the Fund's performance.

We eliminated the Fund's entire position in Best Buy because the company was caught in a transition. The specialty retailer sought to diversify its services, broaden its customer base and increase its appeal to small and mid-size businesses. We felt that these factors, together with softness in the company's underlying consumer electronics business, weakened Best Buy's near-term prospects.

We also eliminated the Fund's position in Amgen, a leading biotechnology company with a core focus on drugs used to treat severe anemia. The possibility that the Federal Drug Administration (FDA) might increase restrictions on the recommended use of these drugs raised concerns about Amgen's earnings outlook.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

We significantly decreased the Fund's weighting in health care. Although the Fund held only modest positions in consumer staples and information technology, we further reduced the Fund's holdings in these sectors.


The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price for the stock may decline significantly, even if earnings showed an absolute increase.
1. See footnote on page 6 for more information on the Russell 1000(R) Growth Index.
2. See footnote on page 6 for more information on Lipper Inc.

                                                     www.mainstayfunds.com     9

We increased the Fund's weightings in consumer discretionary, energy, financials, industrials and materials during the reporting period. We also added Fund positions in telecommunications services and utilities, two sectors in which the Fund held no positions when the reporting period began.

HOW WAS THE FUND POSITIONED AT THE END OF APRIL?

As of April 30, 2007, the Fund held overweight positions relative to the Russell 1000(R) Growth Index in consumer discretionary, energy, financials, materials and utilities. On the same date, the Fund held underweight positions relative to the Index in consumer staples, health care, industrials, information technology and telecommunications services.


The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                         SHARES            VALUE
COMMON STOCKS (99.5%)+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.0%)
V  Precision Castparts Corp.                            202,200   $   21,051,042
                                                                  --------------
AUTOMOBILES (1.6%)
Harley-Davidson, Inc. (a)                               262,600       16,627,832
                                                                  --------------

BIOTECHNOLOGY (3.6%)
Celgene Corp. (a)(b)                                    314,500       19,234,820
Genentech, Inc. (b)                                     239,500       19,157,605
                                                                  --------------
                                                                      38,392,425
                                                                  --------------
CAPITAL MARKETS (5.7%)
Goldman Sachs Group, Inc. (The)                          93,600       20,461,896
Merrill Lynch & Co., Inc.                               224,200       20,229,566
Morgan Stanley                                          229,200       19,255,092
                                                                  --------------
                                                                      59,946,554
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
Manpower, Inc.                                          200,200       16,066,050
Robert Half International, Inc. (a)                     419,500       13,969,350
                                                                  --------------
                                                                      30,035,400
                                                                  --------------
COMMUNICATIONS EQUIPMENT (2.2%)
V  Cisco Systems, Inc. (b)                              854,700       22,854,678
                                                                  --------------

COMPUTERS & PERIPHERALS (5.5%)
V  Apple, Inc. (a)(b)                                   220,000       21,956,000
Hewlett-Packard Co.                                     474,400       19,991,216
Network Appliance, Inc. (b)                             425,100       15,817,971
                                                                  --------------
                                                                      57,765,187
                                                                  --------------
CONSUMER FINANCE (0.8%)
First Marblehead Corp. (The) (a)                        237,900        8,623,875
                                                                  --------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
IntercontinentalExchange, Inc. (b)                      130,000       16,510,000
                                                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
V  AT&T, Inc.                                           542,300       20,997,856
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Amphenol Corp. Class A                                  443,900       15,585,329
                                                                  --------------

ENERGY EQUIPMENT & SERVICES (10.3%)
Baker Hughes, Inc.                                      250,100       20,105,539
Cameron International Corp. (b)                         243,700       15,735,709
ENSCO International, Inc.                               252,600       14,241,588
Halliburton Co.                                         626,100       19,891,197


                                                         SHARES            VALUE
ENERGY EQUIPMENT & SERVICES (CONTINUED)
V  National Oilwell Varco, Inc. (b)                     258,700   $   21,950,695
Smith International, Inc. (a)                           317,500       16,649,700
                                                                  --------------
                                                                     108,574,428
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES (1.5%)
Humana, Inc. (b)                                        252,300       15,955,452
                                                                  --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.9%)
NRG Energy, Inc. (a)(b)                                 248,100       19,589,976
                                                                  --------------

INSURANCE (1.4%)
Assurant, Inc. (a)                                      264,700       15,228,191
                                                                  --------------

INTERNET SOFTWARE & SERVICES (3.4%)
Akamai Technologies, Inc. (a)(b)                        351,500       15,494,120
Google, Inc. Class A (b)                                 42,600       20,080,788
                                                                  --------------
                                                                      35,574,908
                                                                  --------------
IT SERVICES (1.4%)
Cognizant Technology Solutions Corp. Class A
 (a)(b)                                                 164,600       14,715,240
                                                                  --------------

LIFE SCIENCES TOOLS & SERVICES (2.2%)
V  Thermo Fisher Scientific, Inc. (b)                   442,300       23,026,138
                                                                  --------------

MEDIA (3.5%)
Comcast Corp. Class A (b)                               716,050       19,089,893
DIRECTV Group, Inc. (The) (b)                           744,500       17,748,880
                                                                  --------------
                                                                      36,838,773
                                                                  --------------
METALS & MINING (4.3%)
Allegheny Technologies, Inc.                            174,100       19,077,878
V  Southern Copper Corp.(a)                             329,100       26,426,730
                                                                  --------------
                                                                      45,504,608
                                                                  --------------
MULTILINE RETAIL (5.5%)
J.C. Penney Co., Inc. (a)                               241,400       19,092,326
Kohl's Corp. (b)                                        272,800       20,198,112
Nordstrom, Inc.                                         345,600       18,980,352
                                                                  --------------
                                                                      58,270,790
                                                                  --------------
MULTI-UTILITIES (1.4%)
CenterPoint Energy, Inc.                                788,600       14,849,338
                                                                  --------------

OIL, GAS & CONSUMABLE FUELS (4.9%)
ExxonMobil Corp.                                        139,900       11,105,262
Williams Cos., Inc.                                     684,700       20,198,650
XTO Energy, Inc.                                        366,300       19,879,101
                                                                  --------------
                                                                      51,183,013
                                                                  --------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11


                                                         SHARES            VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
PHARMACEUTICALS (2.3%)
V  Schering-Plough Corp.                                778,000   $   24,685,940
                                                                  --------------

ROAD & RAIL (1.9%)
Norfolk Southern Corp.                                  371,300       19,768,012
                                                                  --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Applied Materials, Inc.                               1,012,000       19,450,640
MEMC Electronic Materials, Inc. (b)                     348,100       19,103,728
NVIDIA Corp. (b)                                        489,100       16,086,499
                                                                  --------------
                                                                      54,640,867
                                                                  --------------
SOFTWARE (6.9%)
BMC Software, Inc. (b)                                  448,000       14,501,760
V  Microsoft Corp.                                    1,266,500       37,919,010
Oracle Corp. (b)                                      1,089,400       20,480,720
                                                                  --------------
                                                                      72,901,490
                                                                  --------------
SPECIALTY RETAIL (8.6%)
Abercrombie & Fitch Co. Class A                         183,700       15,000,942
American Eagle Outfitters, Inc.                         516,000       15,206,520
AutoZone, Inc. (a)(b)                                   123,800       16,470,352
CarMax, Inc. (b)                                        395,600        9,858,352
Limited Brands, Inc.                                    593,200       16,354,524
TJX Cos., Inc. (The)                                    623,900       17,400,571
                                                                  --------------
                                                                      90,291,261
                                                                  --------------
TEXTILES, APPAREL & LUXURY GOODS (3.6%)
V  Coach, Inc. (b)                                      434,600       21,221,518
Polo Ralph Lauren Corp.                                 182,200       16,782,442
                                                                  --------------
                                                                      38,003,960
                                                                  --------------
Total Common Stocks
 (Cost $900,548,488)                                               1,047,992,563
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (13.6%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (4.6%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (c)                            $ 3,884,764        3,884,764
Compass Securitization
 5.292%, due 5/23/07 (c)                              2,233,945        2,233,945
 5.294%, due 5/31/07 (c)                              2,204,128        2,204,128
Den Danske Bank
 5.276%, due 5/15/07 (c)                              5,191,183        5,191,183
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                   16,335,000       16,335,000
Greyhawk Funding LLC
 5.30%, due 5/8/07 (c)                                3,766,161        3,766,161

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
COMMERCIAL PAPER (CONTINUED)
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (c)                            $ 1,485,277   $    1,485,277
 5.289%, due 5/4/07 (c)                                 657,042          657,042
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (c)                              2,628,170        2,628,170
Old Line Funding LLC
 5.293%, due 5/16/07 (c)                              2,628,170        2,628,170
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (c)                               2,486,201        2,486,201
Ranger Funding
 5.293%, due 5/22/07 (c)                              1,971,127        1,971,127
Yorktown Capital LLC
 5.282%, due 5/31/07 (c)                              2,628,170        2,628,170
                                                                  --------------
Total Commercial Paper
 (Cost $48,099,338)                                                   48,099,338
                                                                  --------------

                                                         SHARES
INVESTMENT COMPANY (1.1%)
BGI Institutional Money Market Fund (c)              12,088,106       12,088,106
                                                                  --------------
Total Investment Company
 (Cost $12,088,106)                                                   12,088,106
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.3%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $2,759,994
 (Collateralized by various Corporate Bonds and a
 U.S. Treasury Note, with rates between
 0.00%-8.38% and maturity dates between
 8/1/07-2/15/99,
 with a Principal Amount of
 $4,376,429 and a Market Value
 of $2,883,828) (c)                                 $ 2,759,579        2,759,579
                                                                  --------------
Total Repurchase Agreement
 (Cost $2,759,579)                                                     2,759,579
                                                                  --------------
TIME DEPOSITS (7.6%)
Abbey National PLC
 5.30%, due 5/7/07 (c)                                5,256,340        5,256,340
Bank of America Corp.
 5.27%, due 5/18/07 (c)(d)                            7,227,468        7,227,468
Bank of Nova Scotia
 5.28%, due 5/17/07 (c)                               4,599,297        4,599,297
Calyon
 5.31%, due 5/1/07 (c)                               15,243,386       15,243,386

 12   MainStay Capital Appreciation Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
Deutsche Bank AG
 5.28%, due 5/15/07 (c)                             $ 5,256,340   $    5,256,340
KBC Bank N.V.
 5.28%, due 6/5/07 (c)                                5,913,383        5,913,383
Rabobank Nederland
 5.265%, due 5/3/07 (c)                               4,599,297        4,599,297
Royal Bank of Scotland
 5.285%, due 5/8/07 (c)                               6,570,425        6,570,425
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (c)                               5,256,340        5,256,340
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (c)                               5,256,340        5,256,340
Toronto Dominion Bank
 5.28%, due 5/11/07 (c)                               8,541,553        8,541,553
UBS AG
 5.27%, due 5/4/07 (c)                                5,913,382        5,913,382
                                                                  --------------
Total Time Deposits
 (Cost $79,633,551)                                                   79,633,551
                                                                  --------------
Total Short-Term Investments
 (Cost $142,580,574)                                                 142,580,574
                                                                  --------------
Total Investments
 (Cost $1,043,129,062) (e)                                113.1%   1,190,573,137(f)
Liabilities in Excess of Cash and Other Assets            (13.1)    (137,516,237)
                                                    -----------   --------------
Net Assets                                                100.0%  $1,053,056,900
                                                    ===========   ==============

(a)  Represents a security, or a portion thereof, which is out on loan.
(b)  Non-income producing security.
(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(e)  The cost for federal income tax purposes is $1,044,290,143.
(f) At April 30, 2007 net unrealized appreciation was $146,282,994, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $163,572,191 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $17,289,197.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $1,043,129,062) including
  $122,542,863 market value of securities
  loaned                                      $1,190,573,137
Cash                                                   8,798
Receivables:
  Investment securities sold                      10,229,928
  Fund shares sold                                   657,985
  Dividends and interest                             339,561
Other assets                                          47,047
                                              --------------
    Total assets                               1,201,856,456
                                              --------------
LIABILITIES:
Securities lending collateral                    126,245,574
Payables:
  Investment securities purchased                 17,124,598
  Fund shares redeemed                             2,613,620
  Transfer agent (See Note 3)                      1,498,998
  Manager (See Note 3)                               535,422
  NYLIFE Distributors (See Note 3)                   445,777
  Shareholder communication                          251,339
  Professional fees                                   57,561
  Trustees                                            12,229
  Custodian                                            7,999
Accrued expenses                                       6,439
                                              --------------
    Total liabilities                            148,799,556
                                              --------------
Net assets                                    $1,053,056,900
                                              ==============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding
  (par value of $.01 per share) unlimited
  number of shares authorized:
  Class A                                     $      200,387
  Class B                                            107,083
  Class C                                              1,674
  Class I                                                 --(a)
Additional paid-in capital                       849,661,792
Accumulated net investment loss                   (2,980,063)
Accumulated net realized gain on investments      58,621,952
Net unrealized appreciation on investments       147,444,075
                                              --------------
Net assets                                    $1,053,056,900
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  705,935,304
                                              ==============
Shares of beneficial interest outstanding         20,038,732
                                              ==============
Net asset value per share outstanding         $        35.23
Maximum sales charge (5.50% of offering
  price)                                                2.05
                                              --------------
Maximum offering price per share outstanding  $        37.28
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $  341,775,765
                                              ==============
Shares of beneficial interest outstanding         10,708,328
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        31.92
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $    5,344,578
                                              ==============
Shares of beneficial interest outstanding            167,433
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        31.92
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $        1,253
                                              ==============
Shares of beneficial interest outstanding                 35
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        35.70*
                                              ==============

(a) Less than one dollar.
* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

 14   MainStay Capital Appreciation Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                    $   4,388,013
  Interest                                           625,148
  Income from securities loaned--net                 248,272
                                               -------------
    Total income                                   5,261,433
                                               -------------
EXPENSES:
  Manager (See Note 3)                             3,089,210
  Transfer agent--Classes A, B and C (See
    Note 3)                                        2,041,743
  Distribution--Class B (See Note 3)               1,370,429
  Distribution--Class C (See Note 3)                  20,605
  Distribution/Service--Class A (See Note 3)         860,255
  Service--Class B (See Note 3)                      456,810
  Service--Class C (See Note 3)                        6,868
  Shareholder communication                          123,893
  Professional fees                                   92,166
  Recordkeeping                                       66,181
  Registration                                        45,889
  Trustees                                            26,708
  Custodian                                           16,089
  Miscellaneous                                       24,650
                                               -------------
    Total expenses                                 8,241,496
                                               -------------
Net investment loss                               (2,980,063)
                                               -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                 243,283,383
Net change in unrealized appreciation on
  investments                                   (157,966,984)
                                               -------------
Net realized and unrealized gain on
  investments                                     85,316,399
                                               -------------
Net increase in net assets resulting from
  operations                                   $  82,336,336
                                               =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007             2006
DECREASE IN NET ASSETS:
Operations:
 Net investment loss               $   (2,980,063)  $  (11,223,939)
 Net realized gain on investments     243,283,383       54,523,653
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                 --        3,205,000
 Net change in unrealized
  appreciation on investments        (157,966,984)      44,444,576
                                   -------------------------------
 Net increase in net assets
  resulting from operations            82,336,336       90,949,290
                                   -------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             17,579,481      104,529,828
   Class B                             12,736,864       32,001,472
   Class C                                299,769          762,444
   Class I                                     --        1,577,275
                                   -------------------------------
                                       30,616,114      138,871,019
 Cost of shares redeemed:
   Class A                           (100,919,283)    (149,012,046)
   Class B                            (59,062,364)    (194,560,163)
   Class C                             (1,318,829)      (2,418,347)
   Class I                                     --       (1,485,422)
                                   -------------------------------
                                     (161,300,476)    (347,475,978)
 Net asset value of shares converted (See Note
  1):
   Class A                             32,749,391      498,514,133
   Class B                            (32,749,391)    (498,514,133)
   Decrease in net assets derived
    from capital share
    transactions                     (130,684,362)    (208,604,959)
                                   -------------------------------
   Net decrease in net assets         (48,348,026)    (117,655,669)

NET ASSETS:
Beginning of period                 1,101,404,926    1,219,060,595
                                   -------------------------------
End of period                      $1,053,056,900   $1,101,404,926
                                   ===============================
Accumulated net investment loss
 at end of period                  $   (2,980,063)  $           --
                                   ===============================

 16   MainStay Capital Appreciation Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                       CLASS A
                                       ------------------------------------------------------------------------
                                                                                                 JANUARY 1,
                                       SIX MONTHS                                                   2003*
                                         ENDED                                                     THROUGH
                                       APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                        2007***          2006          2005          2004           2003
Net asset value at beginning of
  period                                $  32.55       $  30.08      $  27.12      $  27.24       $  22.49
                                       ----------      --------      --------      --------      -----------
Net investment loss (a)                    (0.05)         (0.20)        (0.12)(b)     (0.13)         (0.09)
Net realized and unrealized gain
  (loss) on investments                     2.73           2.67(e)       3.08          0.01           4.84
                                       ----------      --------      --------      --------      -----------
Total from investment operations            2.68           2.47          2.96         (0.12)          4.75
                                       ----------      --------      --------      --------      -----------
Less distributions:
  From net realized gain on
    investments                               --             --            --            --             --
                                       ----------      --------      --------      --------      -----------
Net asset value at end of period        $  35.23       $  32.55      $  30.08      $  27.12       $  27.24
                                       ==========      ========      ========      ========      ===========
Total investment return (c)                 8.23%(f)       8.21%(d)(e)    10.91%      (0.44%)        21.12%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                      (0.30%)+       (0.63%)       (0.41%)(b)    (0.48%)        (0.45%)+
  Net expenses                              1.29% +        1.30%         1.27%         1.25%          1.30% +
  Expenses (before reimbursement)           1.29% +        1.31%(d)      1.27%         1.25%          1.30% +
Portfolio turnover rate                       90%            23%           27%           28%            19%
Net assets at end of period (in
  000's)                                $705,935       $701,374      $220,611      $268,199       $335,484

                                              CLASS A
                                       ----------------------

                                             YEAR ENDED
                                            DECEMBER 31,
                                         2002          2001
Net asset value at beginning of
  period                               $  32.86      $  43.46
                                       --------      --------
Net investment loss (a)                   (0.13)        (0.15)
Net realized and unrealized gain
  (loss) on investments                  (10.24)       (10.22)
                                       --------      --------
Total from investment operations         (10.37)       (10.37)
                                       --------      --------
Less distributions:
  From net realized gain on
    investments                              --         (0.23)
                                       --------      --------
Net asset value at end of period       $  22.49      $  32.86
                                       ========      ========
Total investment return (c)              (31.56%)      (23.85%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                     (0.48%)       (0.41%)
  Net expenses                             1.28%         1.29%
  Expenses (before reimbursement)          1.23%         1.10%
Portfolio turnover rate                      69%           44%
Net assets at end of period (in
  000's)                               $277,526      $442,526

                                                                               CLASS C
                                       ----------------------------------------------------------------------------------------
                                                                                           JANUARY 1,
                                       SIX MONTHS                                             2003*
                                         ENDED                                               THROUGH            YEAR ENDED
                                       APRIL 30,           YEAR ENDED OCTOBER 31,          OCTOBER 31,         DECEMBER 31,
                                        2007***         2006        2005        2004          2003           2002        2001
Net asset value at beginning of
  period                                 $29.60        $27.56      $25.03      $25.33        $ 21.05        $31.00      $ 41.35
                                       ----------      ------      ------      ------      -----------      ------      -------
Net investment income (loss) (a)          (0.16)        (0.39)      (0.31)(b)   (0.32)         (0.23)        (0.32)       (0.39)
Net realized and unrealized gain
  (loss) on investments                    2.48          2.43(e)     2.84        0.02           4.51         (9.63)       (9.73)
                                       ----------      ------      ------      ------      -----------      ------      -------
Total from investment operations           2.32          2.04        2.53       (0.30)          4.28         (9.95)      (10.12)
                                       ----------      ------      ------      ------      -----------      ------      -------
Less distributions:
  From net realized gain on
    investments                              --            --          --          --             --            --        (0.23)
                                       ----------      ------      ------      ------      -----------      ------      -------
Net asset value at end of period         $31.92        $29.60      $27.56      $25.03        $ 25.33        $21.05      $ 31.00
                                       ==========      ======      ======      ======      ===========      ======      =======
Total investment return (c)                7.87%(f)      7.40%(d)(e)  10.11%    (1.18%)        20.33%(f)    (32.10%)     (24.46%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)            (1.04%)+      (1.35%)     (1.16%)(b)  (1.23%)        (1.20%)+      (1.23%)      (1.16%)
  Net expenses                             2.04% +       2.05%       2.02%       2.00%          2.05% +       2.03%        2.04%
  Expenses (before reimbursement)          2.04% +       2.06%(d)    2.02%       2.00%          2.05% +       1.98%        1.85%
Portfolio turnover rate                      90%           23%         27%         28%            19%           69%          44%
Net assets at end of period (in
  000's)                                 $5,345        $5,953      $7,120      $8,694        $10,475        $9,819      $18,162

*    The Fund has changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment loss and the ratio of net investment loss includes $0.05 per share and
     0.18%, respectively as a result of a special one time dividend from Microsoft Corp.
(c)  Total return is calculated exclusive of sales charges. Class I Shares are not subject to sales charges.
(d)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were $0.08 per share on net realized gains on investments and the effect on total investment return was 0.11% for
     Class A, 0.27% for Class I, and 0.72% for Class B and 0.32% for Class C, respectively.
(f)  Total return is not annualized.

 18   MainStay Capital Appreciation Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                  CLASS B
------------------------------------------------------------------------------------------------------------
                                                                   JANUARY
    SIX MONTHS                                                      2003*
      ENDED                                                        THROUGH                YEAR ENDED
    APRIL 30,               YEAR ENDED OCTOBER 31,               OCTOBER 31,             DECEMBER 31,
     2007***          2006          2005            2004            2003             2002            2001
     $  29.60       $  27.56      $   25.03      $    25.33      $    21.05       $    30.99      $    41.34
    ----------      --------      ---------      ----------      -----------      ----------      ----------
        (0.16)         (0.38)         (0.31)(b)       (0.32)          (0.23)           (0.32)          (0.39)
         2.48           2.42(e)        2.84            0.02            4.51            (9.62)          (9.73)
    ----------      --------      ---------      ----------      -----------      ----------      ----------
         2.32           2.04           2.53           (0.30)           4.28            (9.94)         (10.12)
    ----------      --------      ---------      ----------      -----------      ----------      ----------
           --             --             --              --              --               --           (0.23)
    ----------      --------      ---------      ----------      -----------      ----------      ----------
     $  31.92       $  29.60      $   27.56      $    25.03      $    25.33       $    21.05      $    30.99
    ==========      ========      =========      ==========      ===========      ==========      ==========
         7.84%(f)       7.40%(d)(e)     10.11%        (1.18%)         20.33%(f)       (32.07%)        (24.47%)
        (1.04%)+       (1.31%)        (1.16%)(b)      (1.23%)         (1.20%)+         (1.23%)         (1.16%)
         2.04% +        2.05%          2.02%           2.00%           2.05% +          2.03%           2.04%
         2.04% +        2.06%(d)       2.02%           2.00%           2.05% +          1.98%           1.85%
           90%            23%            27%             28%             19%              69%             44%
     $341,776       $394,077      $ 991,328      $1,134,299      $1,300,835       $1,165,260      $2,004,638

                        CLASS I
-------------------------------------------------------
                                            JANUARY 2,
    SIX MONTHS                                2004**
      ENDED             YEAR ENDED            THROUGH
    APRIL 30,          OCTOBER 31,          OCTOBER 31,
     2007***         2006        2005          2004
      $32.88        $30.21      $27.15        $ 28.48
    ----------      ------      ------      -----------
        0.06          0.14       (0.06)(b)      (0.11)
        2.76          2.53(e)     3.12          (1.22)
    ----------      ------      ------      -----------
        2.82          2.67        3.06          (1.33)
    ----------      ------      ------      -----------
          --            --          --             --
    ----------      ------      ------      -----------
      $35.70        $32.88      $30.21        $ 27.15
    ==========      ======      ======      ===========
        8.61%(f)      8.84%(d)(e)  11.27%       (4.67%)(f)
        0.34%+        0.44%      (0.18%)(b)     (0.11%)+
        0.66%+        0.60%       1.04%          0.88% +
        0.66%+        0.61%(d)    1.04%          0.88% +
          90%           23%         27%            28%
      $    1        $    1      $    1        $     1

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Capital Appreciation Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class I shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net

 20   MainStay Capital Appreciation Fund
assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 23.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Trust, on behalf of the Fund, pays the Manager a monthly fee for services performed and the facilities furnished at an annual percentage rate of the Fund's average daily net assets as follows: 0.72% on assets up to $200 million, 0.65% on assets from $200 million to $500 million and 0.50% on assets in excess of $500 million. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $3,089,210.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.36% of the Fund's average daily net assets on assets up to $200 million, 0.325% on assets from $200 million to $500 million and 0.25% on assets in excess of $500 million.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

                                                    www.mainstayfunds.com     21

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $41,723 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $5,673, $294,404 and $426, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $2,041,743.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                   $316,840       0.0*%
--------------------------------------------------------------
Class C                                         89       0.0*
--------------------------------------------------------------
Class I                                      1,253     100.0
--------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $24,103.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $66,181 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $183,500,350 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the

 22   MainStay Capital Appreciation Fund
capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2010                 $ 73,905
               2011                   49,074
               2012                   60,521
       -------------------------------------------
                                    $183,500
       -------------------------------------------

The Fund utilized $54,785,926 of capital loss carryforwards during the year ended October 31, 2006.

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $122,542,863. The Fund received $126,245,574 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.
NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $944,625 and $1,051,746, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C   CLASS I

Shares sold                                   523       418        10        --
-------------------------------------------------------------------------------
Shares redeemed                            (3,011)   (2,080)      (44)       --
-------------------------------------------------------------------------------
Shares converted (See Note 1)                 980      (944)       --        --
-------------------------------------------------------------------------------
Net decrease                               (1,508)   (2,606)      (34)       --
-------------------------------------------------------------------------------

                                                       YEAR ENDED
                                                    OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C   CLASS I

Shares sold                                 3,307     1,100        26        48
-------------------------------------------------------------------------------
Shares redeemed                            (4,683)   (6,728)      (83)      (48)
-------------------------------------------------------------------------------
Shares converted (See Note 1)              15,588   (17,032)       --        --
-------------------------------------------------------------------------------
Net increase (decrease)                    14,212   (22,660)      (57)       --
-------------------------------------------------------------------------------

* Unaudited.

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the Fund was $3,205,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

                                                    www.mainstayfunds.com     23

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 24   MainStay Capital Appreciation Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

   CAPITAL
 APPRECIATION        VOTES         VOTES
     FUND             FOR        WITHHELD    ABSTENTIONS       TOTAL
Susan B.
 Kerley          8,157,999.107  134,410.017   9,602.000    8,302,011.124
------------------------------------------------------------------------
Alan R.
 Latshaw         8,174,089.307  118,319.817   9,602.000    8,302,011.124
------------------------------------------------------------------------
Peter Meenan     8,160,080.043  132,329.081   9,602.000    8,302,011.124
------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      8,176,947.965  115,461.159   9,602.000    8,302,011.124
------------------------------------------------------------------------
Richard S.
 Trutanic        8,161,315.920  131,093.204   9,602.000    8,302,011.124
------------------------------------------------------------------------
Roman L. Weil    8,157,912.954  134,496.170   9,602.000    8,302,011.124
------------------------------------------------------------------------
John A.
 Weisser         8,176,561.247  115,847.877   9,602.000    8,302,011.124
------------------------------------------------------------------------
Brian A.
 Murdock         8,158,920.305  133,488.819   9,602.000    8,302,011.124
------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     25

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 26   MainStay Capital Appreciation Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 28   MainStay Capital Appreciation Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     29

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                               [True Blank Page]

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-AO10783         (RECYCLE LOGO)   MS155-07                     MSCA10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    CONVERTIBLE FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    CONVERTIBLE FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          15
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  26
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        26
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               26
--------------------------------------------------------------------------------

Trustees and Officers                                                         27

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        1.13%   2.21%  6.71%   7.78%
Excluding sales charges   7.01    8.16   7.92    8.39

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                  MERRILL LYNCH ALL CONVERTIBLE
                                                                 MAINSTAY CONVERTIBLE FUND               SECURITIES INDEX
                                                                 -------------------------        -----------------------------
4/30/97                                                                     9450                              10000
                                                                           11431                              12906
                                                                           11495                              14118
                                                                           15372                              18092
                                                                           15309                              16207
                                                                           14444                              15074
                                                                           13941                              15284
                                                                           16173                              18257
                                                                           16357                              18135
                                                                           19554                              21107
4/30/07                                                                    21150                              23525

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        1.67%   2.32%  6.84%   7.60%
Excluding sales charges   6.67    7.32   7.14    7.60

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                  MERRILL LYNCH ALL CONVERTIBLE
                                                                 MAINSTAY CONVERTIBLE FUND               SECURITIES INDEX
                                                                 -------------------------        -----------------------------
4/30/97                                                                    10000                              10000
                                                                           12018                              12906
                                                                           11990                              14118
                                                                           15917                              18092
                                                                           15738                              16207
                                                                           14735                              15074
                                                                           14124                              15284
                                                                           16259                              18257
                                                                           16324                              18135
                                                                           19388                              21107
4/30/07                                                                    20806                              23525

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        5.67%   6.32%  7.13%   7.59%
Excluding sales charges   6.67    7.32   7.13    7.59

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                  MERRILL LYNCH ALL CONVERTIBLE
                                                                 MAINSTAY CONVERTIBLE FUND               SECURITIES INDEX
                                                                 -------------------------        -----------------------------
4/30/97                                                                    10000                              10000
                                                                           12018                              12906
                                                                           11990                              14118
                                                                           15917                              18092
                                                                           15738                              16207
                                                                           14735                              15074
                                                                           14124                              15284
                                                                           16259                              18257
                                                                           16324                              18135
                                                                           19374                              21107
4/30/07                                                                    20793                              23525

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98 performance of Class C shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class C shares.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

                                                             SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                       MONTHS   YEAR    YEARS    YEARS
-------------------------------------------------------------------------------------------
Merrill Lynch All Convertible Securities Index(1)            7.39%   11.46%   9.31%   8.93%
Average Lipper convertible securities fund(2)                7.56     9.77    8.85    8.20

1. The Merrill Lynch All Convertible Securities Index is an unmanaged weighted index of domestic corporate convertible securities. To be included in the Index, bonds and pre-ferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million. Results assume reinvestment of all income and capital gains. The Merrill Lynch All Convertible Securities Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Convertible Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY CONVERTIBLE FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                     ENDING ACCOUNT                          VALUE (BASED
                                                      VALUE (BASED                         ON HYPOTHETICAL
                                     BEGINNING          ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                      ACCOUNT          RETURNS AND           PAID             RETURN AND            PAID
                                       VALUE            EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                           11/1/06            4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                       $1,000.00          $1,070.50           $ 6.16            $1,019.00             $6.01
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                       $1,000.00          $1,067.25           $10.00            $1,015.25             $9.74
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                       $1,000.00          $1,067.35           $10.00            $1,015.25             $9.74
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.20% for Class A and 1.95% for Class B and Class C) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Convertible Bonds                                                                 79.2
Short-Term Investments (collateral from securities lending                        13.6
  is 13.6%)*
Convertible Preferred Stocks                                                      10.1
Common Stocks                                                                      8.8
Investment Company                                                                 1.2
Liabilities in Excess of Cash and Other Assets                                   (12.9)

* Includes 1.3% of Short-Term Investment Company Securities.

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Schlumberger, Ltd., 1.50%, due 6/1/23
 2.  Cameron International Corp., 1.50%, due 5/15/24
 3.  Walt Disney Co. (The), 2.125%, due 4/15/23
 4.  Merrill Lynch & Co., Inc. (zero coupon), due
     3/13/32
 5.  Chesapeake Energy Corp., 2.75%, due 11/15/35
 6. Fisher Scientific International, Inc., 3.25%, due 3/1/24
 7.  Lehman Brothers Holdings, Inc. (Whole Foods
     Market, Inc.), Series WFMI, 1.25%, due 2/6/14
 8.  Credit Suisse USA, Inc. (Hewlett-Packard Co.),
     1.00%, due 3/23/11
 9.  Costco Wholesale Corp. (zero coupon), due
     8/19/17
10.  MetLife, Inc., 6.375%

 8   MainStay Convertible Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Edward Silverstein, CFA, and Edmund C. Spelman of MacKay Shields LLC

HOW DID MAINSTAY CONVERTIBLE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Convertible Fund returned 7.01% for Class A shares, 6.67% for Class B shares and 6.67% for Class C shares for the six months ended April 30, 2007. All share classes underperformed the 7.39% return of the Merrill Lynch All Convertible Securities Index(1) and the 7.56% return of the average Lipper(2) convertible securities fund for the six months ended April 30, 2007. The Merrill Lynch All Convertible Securities Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHICH INDUSTRIES WERE STRONG PERFORMERS AND WHICH ONES WERE WEAK DURING THE REPORTING PERIOD?

The best-performing industries for the Fund in absolute terms were energy services and equipment, lodging and media. Industries that detracted the most from absolute performance included pharmaceuticals, biotechnology, medical devices and technology.

WHICH INDIVIDUAL FUND HOLDINGS WERE THE STRONGEST PERFORMERS DURING THE REPORTING PERIOD?

A convertible bond position in Cameron International was the Fund's strongest holding during the reporting period. Rapidly rising sales and earnings helped the oil & gas production equipment manufacturer, as spending on oil and natural gas production increased. A convertible bond position in Thermo Fisher Scientific was the Fund's second-best performer for the six-month reporting period. The company, which resulted from a cost-reducing merger of Fisher Scientific and Thermo Electron, had several consecutive quarters of strong sales growth, earnings growth and free cash flow. Convertible preferred shares of Celanese, a specialty chemical company, also helped the Fund's performance after the company exceeded earnings expectations for several consecutive quarters. Celanese is using excess cash flow to reduce leverage.

WHICH OF THE FUND'S HOLDINGS WERE WEAK PERFORMERS DURING THE REPORTING PERIOD?

The Fund owns a large position in bonds that can be converted into common stock of Whole Foods Market. The company's common stock, however, fell during the reporting period on slowing same-store sales. At the end of the reporting period, we continued to hold the bonds on the belief that Whole Foods Market is a well-managed company with positive growth potential. Amgen's common stock and convertible bonds fell after a study revealed that the company's best-selling product may prove harmful for a subset of cancer patients. Halliburton's common stock and convertible bonds weakened after the company announced disappointing results for the first quarter of 2007. The company's North American operations suffered from low natural gas prices and a drilling slowdown following a warm winter in 2006.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

We initiated a position in the convertible bonds of Covanta Holding. The company turns refuse into energy and reduces greenhouse gases in the process. We were attracted by the company's environmentally friendly approach, its substantial growth potential and its significant free cash flow. We also initiated a position in the convertible preferred shares of Schering-Plough, a pharmaceuticals manufacturer whose cardiovascular and allergy drug sales have exceeded expectations.

We sold part of the Fund's substantial position in convertible bonds of Hilton Corp. after the company's shares reached our price target. We sold the Fund's convertible bonds of air carrier AMR when we became increasingly concerned that fuel costs, which had declined earlier in the year, were poised to rebound.


Issuers of convertible securities may not be as financially strong as issuers of securities with higher credit ratings and may be more vulnerable to changes in the economy. If an issuer stops making interest payments, principal payments or both on its convertible securities, these securities may become worthless and the Fund could lose its entire investment in them. High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on the Merrill Lynch All Convertible Securities Index.
2. See footnote on page 6 for more information on Lipper Inc.

                                                     www.mainstayfunds.com     9

WERE THERE ANY CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Yes, we increased the Fund's weightings in health care, information technology and telecommunications services during the six-month reporting period. We reduced the Fund's weightings in energy, financials, consumer staples and utilities.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund was significantly overweight relative to the Merrill Lynch All Convertible Securities Index in the energy, consumer staples and industrials sectors. On the same date, the Fund held a significantly underweight position in the financials sector. The Fund was also underweight in utilities and information technology.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Convertible Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
CONVERTIBLE SECURITIES (89.3%)+
CONVERTIBLE BONDS (79.2%)
-------------------------------------------------------------------------------
ADVERTISING (1.0%)
Interpublic Group of Cos., Inc.
 4.50%, due 3/15/23                                 $  4,040,000   $  4,802,550
                                                                   ------------
AEROSPACE & DEFENSE (3.4%)
AAR Corp.
 1.75%, due 2/1/26                                     1,560,000      1,897,350
L-3 Communications Corp.
 3.00%, due 8/1/35 (a)                                 6,455,000      7,011,744
Triumph Group, Inc.
 2.625%, due 10/1/26 (a)                               2,654,000      3,337,405
 2.625%, due 10/1/26 (b)                               3,340,000      4,200,050
                                                                   ------------
                                                                     16,446,549
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.5%)
ArvinMeritor, Inc.
 4.00%, due 2/15/27
 (zero coupon), beginning 2/15/19 (a)(b)               2,415,000      2,481,412
                                                                   ------------

BIOTECHNOLOGY (3.0%)
Amgen, Inc.
 0.125%, due 2/1/11 (a)                                4,590,000      4,435,087
 0.125%, due 2/1/11                                    5,275,000      5,096,969
Citigroup Funding, Inc.
 (Genentech, Inc.)
 0.50%, due 2/3/11 (c)                                 5,225,000      4,752,137
                                                                   ------------
                                                                     14,284,193
                                                                   ------------
COMPUTERS (7.4%)
Cadence Design Systems, Inc.
 1.375%, due 12/15/11 (a)                              3,545,000      4,165,375
 1.50%, due 12/15/13 (a)                               1,075,000      1,276,562
V  Credit Suisse USA, Inc.
 (Hewlett-Packard Co.)
 1.00%, due 3/23/11 (c)                               10,340,000     11,661,452
Electronic Data Systems Corp.
 3.875%, due 7/15/23 (b)                               4,735,000      4,948,075
EMC Corp.
 1.75%, due 12/1/11 (a)                                9,290,000     10,439,637
 1.75%, due 12/1/11                                      385,000        432,644
Hewlett-Packard Co.
 (zero coupon), due 10/14/17                           3,610,000      2,644,325
                                                                   ------------
                                                                     35,568,070
                                                                   ------------
DISTRIBUTION & WHOLESALE (2.4%)
V  Costco Wholesale Corp.
 (zero coupon), due 8/19/17 (b)                        9,274,000     11,325,872
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Affiliated Managers Group, Inc.
 (zero coupon), due 5/7/21                          $  3,640,000   $  7,480,200
V  Merrill Lynch & Co., Inc.
 (zero coupon), due 3/13/32                           11,505,000     14,980,660
                                                                   ------------
                                                                     22,460,860
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
General Cable Corp.
 0.875%, due 11/15/13                                  2,825,000      3,658,375
                                                                   ------------

ELECTRONICS (4.4%)
Fisher Scientific International, Inc.
 2.50%, due 10/1/23                                    3,315,000      7,475,325
V    3.25%, due 3/1/24 (b)                             9,300,000     13,496,625
                                                                   ------------
                                                                     20,971,950
                                                                   ------------
ENERGY--ALTERNATE SOURCES (1.3%)
Covanta Holding Corp.
 1.00%, due 2/1/27                                     6,275,000      6,494,625
                                                                   ------------

ENVIRONMENTAL CONTROL (1.9%)
Waste Connections, Inc.
 3.75%, due 4/1/26 (a)                                 2,510,000      2,817,475
 3.75%, due 4/1/26 (b)                                 5,460,000      6,128,850
                                                                   ------------
                                                                      8,946,325
                                                                   ------------
FOOD (2.5%)
V  Lehman Brothers Holdings, Inc.
 (Whole Foods Market, Inc.) Series WFMI
 1.25%, due 2/6/14 (c)                                11,978,000     12,085,802
                                                                   ------------

HEALTH CARE--PRODUCTS (4.8%)
Bear Stearns Global Asset CI
 (Boston Scientific) Series BSX
 0.25%, due 1/26/14 (a)(c)                             2,440,000      2,185,752
Henry Schein, Inc.
 3.00%, due 8/15/34                                    5,985,000      7,548,581
Medtronic, Inc.
 1.625%, due 4/15/13 (a)                               2,230,000      2,386,100
 1.625%, due 4/15/13                                   4,050,000      4,333,500
St. Jude Medical, Inc.
 1.22%, due 12/15/08 (a)                               6,760,000      6,819,150
                                                                   ------------
                                                                     23,273,083
                                                                   ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
CONVERTIBLE BONDS (CONTINUED)
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS & WARES (1.5%)
Church & Dwight Co., Inc.
 5.25%, due 8/15/33                                 $  4,195,000   $  7,105,281
                                                                   ------------

INTERNET (0.0%)++
At Home Corp.
 4.75%, due 12/15/07 (d)(e)(f)                         9,147,056            915
                                                                   ------------

LODGING (1.6%)
Hilton Hotels Corp.
 3.375%, due 4/15/23                                   5,005,000      7,713,956
                                                                   ------------

MEDIA (4.7%)
Charter Communications, Inc.
 5.875%, due 11/16/09                                  1,695,000      2,440,800
Sirius Satellite Radio, Inc.
 2.50%, due 2/15/09 (b)                                2,440,000      2,424,750
V  Walt Disney Co. (The)
 2.125%, due 4/15/23                                  14,435,000     17,718,963
                                                                   ------------
                                                                     22,584,513
                                                                   ------------
MISCELLANEOUS--MANUFACTURING (1.4%)
Barnes Group, Inc.
 3.375%, due 3/15/27 (a)                               2,515,000      2,744,494
 3.375%, due 3/15/27                                     853,000        930,836
 3.75%, due 8/1/25                                     2,416,000      3,128,720
                                                                   ------------
                                                                      6,804,050
                                                                   ------------
OIL & GAS (6.5%)
V  Chesapeake Energy Corp.
 2.75%, due 11/15/35                                  13,250,000     14,492,188
Pride International, Inc.
 3.25%, due 5/1/33 (b)                                 4,660,000      6,250,225
Transocean, Inc.
 1.50%, due 5/15/21 (b)                                8,450,000     10,277,313
                                                                   ------------
                                                                     31,019,726
                                                                   ------------
OIL & GAS SERVICES (11.1%)
V  Cameron International Corp.
 1.50%, due 5/15/24                                   11,230,000     21,421,225
Halliburton Co.
 3.125%, due 7/15/23                                   5,655,000      9,733,669
V  Schlumberger, Ltd.
 1.50%, due 6/1/23                                    10,935,000     22,362,075
                                                                   ------------
                                                                     53,516,969
                                                                   ------------
PHARMACEUTICALS (8.0%)
ALZA Corp.
 (zero coupon), due 7/28/20 (b)                        7,025,000      6,234,688
Mylan Laboratories, Inc.
 1.25%, due 3/15/12                                    5,907,000      6,497,700

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Finance Co. B.V.
 0.375%, due 11/15/22                               $  1,885,000   $  3,367,081
 Series D
 1.75%, due 2/1/26 (b)                                 4,735,000      4,622,544
Teva Pharmaceutical Finance LLC
 Series B
 0.25%, due 2/1/24                                     3,730,000      4,322,138
Watson Pharmaceuticals, Inc.
 1.75%, due 3/15/23                                    5,395,000      5,071,300
Wyeth
 4.877%, due 1/15/24 (b)(g)                            7,580,000      8,408,494
                                                                   ------------
                                                                     38,523,945
                                                                   ------------
SEMICONDUCTORS (0.4%)
Cypress Semiconductor Corp.
 1.00%, due 9/15/09 (a)                                1,565,000      1,727,369
                                                                   ------------

SOFTWARE (1.0%)
Sybase, Inc.
 1.75%, due 2/22/25                                    4,265,000      4,712,825
                                                                   ------------

TELECOMMUNICATIONS (4.9%)
Lucent Technologies, Inc.
 Series A
 2.875%, due 6/15/23 (b)                               4,645,000      4,877,250
NII Holdings, Inc.
 2.75%, due 8/15/25 (a)                                1,430,000      2,368,438
 2.75%, due 8/15/25                                    1,675,000      2,774,219
SBA Communications Corp.
 0.375%, due 12/1/10 (a)(b)                            7,392,000      7,530,600
Time Warner Telecom, Inc.
 2.375%, due 4/1/26                                    4,455,000      5,746,950
                                                                   ------------
                                                                     23,297,457
                                                                   ------------
Total Convertible Bonds
 (Cost $334,898,278)                                                379,806,672
                                                                   ------------

                                                          SHARES
CONVERTIBLE PREFERRED STOCKS (10.1%)
-------------------------------------------------------------------------------
AUTO MANUFACTURERS (1.4%)
Ford Motor Co. Capital Trust II
 6.50%                                                   104,100      3,726,780
General Motors Corp.
 5.25% Series B                                          147,500      3,091,600
                                                                   ------------
                                                                      6,818,380
                                                                   ------------
CHEMICALS (1.9%)
Celanese Corp.
 4.25% (b)                                               204,200      8,805,104
                                                                   ------------

 12   MainStay Convertible Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                          SHARES          VALUE
CONVERTIBLE PREFERRED STOCKS (CONTINUED)
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.5%)
Affiliated Managers Group, Inc.
 5.10%                                                    45,600   $  2,565,000
Citigroup Funding, Inc.
 0.50% (h)                                               137,600      4,644,000
                                                                   ------------
                                                                      7,209,000
                                                                   ------------
INSURANCE (2.2%)
V  MetLife, Inc.
 6.375%                                                  320,800     10,551,112
                                                                   ------------

MINING (1.1%)
Freeport-McMoRan Copper & Gold, Inc.
 6.75%                                                    49,660      5,390,096
                                                                   ------------
PHARMACEUTICALS (1.3%)
Schering-Plough Corp.
 6.00%                                                    84,700      6,109,411
                                                                   ------------

TELECOMMUNICATIONS (0.7%)
Lucent Technologies Capital Trust I
 7.75% (i)                                                 3,307      3,445,481
                                                                   ------------
Total Convertible Preferred Stocks
 (Cost $40,930,490)                                                  48,328,584
                                                                   ------------
Total Convertible Securities
 (Cost $375,828,768)                                                428,135,256
                                                                   ------------

COMMON STOCKS (8.8%)
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Citigroup, Inc.                                           87,670      4,700,865
                                                                   ------------

ENGINEERING & CONSTRUCTION (1.0%)
McDermott International, Inc. (i)                         88,350      4,740,861
                                                                   ------------

HEALTH CARE--PRODUCTS (0.9%)
Boston Scientific Corp. (i)                              284,600      4,394,224
                                                                   ------------

IRON & STEEL (0.3%)
Allegheny Technologies, Inc.                              11,700      1,282,086
                                                                   ------------

MEDIA (0.7%)
News Corp. Class A                                       142,100      3,181,619
                                                                   ------------
OIL & GAS (0.9%)
Hess Corp.                                                71,800      4,074,650
                                                                   ------------


                                                          SHARES          VALUE
OIL & GAS SERVICES (1.9%)
Baker Hughes, Inc.                                        26,300   $  2,114,257
Input/Output, Inc. (b)(i)                                135,600      1,897,044
Tidewater, Inc. (b)                                       82,500      5,214,825
                                                                   ------------
                                                                      9,226,126
                                                                   ------------
SOFTWARE (1.6%)
Microsoft Corp.                                          259,500      7,769,430
                                                                   ------------

TELECOMMUNICATIONS (0.5%)
Loral Space & Communications, Ltd. (i)                    54,100      2,595,177
                                                                   ------------
Total Common Stocks
 (Cost $34,524,540)                                                  41,965,038
                                                                   ------------

INVESTMENT COMPANY (1.2%)
-------------------------------------------------------------------------------
S&P 500 Index--SPDR Trust Series 1 (b)(j)                 40,100      5,945,627
                                                                   ------------
Total Investment Company
 (Cost $4,481,378)                                                    5,945,627
                                                                   ------------
                                                       PRINCIPAL
                                                          AMOUNT
SHORT-TERM INVESTMENTS (13.6%)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (3.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (k)                            $  2,013,218      2,013,218
Compass Securitization
 5.292%, due 5/23/07 (k)                               1,157,707      1,157,707
 5.294%, due 5/31/07 (k)                               1,142,254      1,142,254
Den Danske Bank
 5.276%, due 5/15/07 (k)                               2,690,249      2,690,249
Greyhawk Funding LLC
 5.30%, due 5/8/07 (k)                                 1,951,753      1,951,753
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (k)                                 769,722        769,722
 5.289%, due 5/4/07 (k)                                  340,502        340,502
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (k)                               1,362,008      1,362,008
Old Line Funding LLC
 5.293%, due 5/16/07 (k)                               1,362,008      1,362,008
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (k)                                1,288,435      1,288,435
Ranger Funding
 5.293%, due 5/22/07 (k)                               1,021,506      1,021,506
Yorktown Capital LLC
 5.282%, due 5/31/07 (k)                               1,362,008      1,362,008
                                                                   ------------
Total Commercial Paper
 (Cost $16,461,370)                                                  16,461,370
                                                                   ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13


                                                          SHARES          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
INVESTMENT COMPANY (1.3%)
BGI Institutional Money Market Fund (k)                6,264,470   $  6,264,470
                                                                   ------------
Total Investment Company
 (Cost $6,264,470)                                                    6,264,470
                                                                   ------------
                                                       PRINCIPAL
                                                          AMOUNT
REPURCHASE AGREEMENT (0.3%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $1,430,323
 (Collateralized by various Corporate
 Bonds and a U.S. Treasury Note, with
 rates between 0.00%-8.38% and
 maturity dates between 8/1/07-2/15/99,
 with a Principal Amount of $2,268,016 and a
 Market Value of $1,494,498) (k)                    $  1,430,108      1,430,108
                                                                   ------------
Total Repurchase Agreement
 (Cost $1,430,108)                                                    1,430,108
                                                                   ------------
TIME DEPOSITS (8.6%)
Abbey National PLC
 5.30%, due 5/7/07 (k)                                 2,724,015      2,724,015
Bank of America Corp.
 5.27%, due 5/18/07 (g)(k)                             3,745,521      3,745,521
Bank of Nova Scotia
 5.28%, due 5/17/07 (k)                                2,383,514      2,383,514
Calyon
 5.31%, due 5/1/07 (k)                                 7,899,645      7,899,645
Deutsche Bank AG
 5.28%, due 5/15/07 (k)                                2,724,015      2,724,015
KBC Bank N.V.
 5.28%, due 6/5/07 (k)                                 3,064,517      3,064,517
Rabobank Nederland
 5.265%, due 5/3/07 (k)                                2,383,514      2,383,514
Royal Bank of Scotland
 5.285%, due 5/8/07 (k)                                3,405,019      3,405,019
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (k)                                2,724,015      2,724,015
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (k)                                2,724,015      2,724,015

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Toronto Dominion Bank
 5.28%, due 5/11/07 (k)                             $  4,426,525   $  4,426,525
UBS AG
 5.27%, due 5/4/07 (k)                                 3,064,517      3,064,517
                                                                   ------------
Total Time Deposits
 (Cost $41,268,832)                                                  41,268,832
                                                                   ------------
Total Short-Term Investments
 (Cost $65,424,780)                                                  65,424,780
                                                                   ------------
Total Investments
 (Cost $480,259,466) (l)                                   112.9%   541,470,701(m)
Liabilities in Excess of
 Cash and Other Assets                                     (12.9)   (61,761,208)
                                                    ------------   ------------
Net Assets                                                 100.0%  $479,709,493
                                                    ============   ============

++   Less than one-tenth of a percent.
(a)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  Synthetic Convertible--An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.
(d)  Illiquid security. The total market value of the security at April 30, 2007 is $915, which represents 0.0% of the Fund's net assets.
(e)  Issue in default.
(f)  Fair valued security. The total market value of the security at April 30,
     2007 is $915, which reflects 0.0% of the Fund's net assets.
(g)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(h)  Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.
(i)  Non-income producing security.
(j)  Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(k)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)  The cost for federal income tax purposes is $481,687,475.
(m)  At April 30, 2007 net unrealized appreciation was $59,783,226, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $64,695,688 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,912,462.

 14   MainStay Convertible Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $480,259,466) including $63,471,431
  market value of securities loaned             $541,470,701
Cash                                               6,431,502
Receivables:
  Investment securities sold                       6,083,125
  Dividends and interest                           1,604,944
  Fund shares sold                                   266,213
Other assets                                          31,608
                                                -------------
    Total assets                                 555,888,093
                                                -------------
LIABILITIES:
Securities lending collateral                     65,424,780
Payables:
  Investment securities purchased                  8,393,050
  Fund shares redeemed                             1,258,920
  Transfer agent (See Note 3)                        508,204
  Manager (See Note 3)                               245,531
  NYLIFE Distributors (See Note 3)                   190,877
  Shareholder communication                           96,489
  Professional fees                                   42,547
  Trustees                                             4,836
  Custodian                                            4,626
Accrued expenses                                       8,740
                                                -------------
    Total liabilities                             76,178,600
                                                -------------
Net assets                                      $479,709,493
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    221,295
  Class B                                             74,211
  Class C                                             16,492
Additional paid-in capital                       432,014,195
Accumulated distributions in excess of net
  investment income                                 (562,403)
Accumulated net realized loss on investments     (13,265,532)
Net unrealized appreciation on investments        61,211,235
                                                -------------
Net assets                                      $479,709,493
                                                =============
CLASS A
Net assets applicable to outstanding shares     $340,050,891
                                                =============
Shares of beneficial interest outstanding         22,129,518
                                                =============
Net asset value per share outstanding           $      15.37
Maximum sales charge (5.50% of offering price)          0.89
                                                -------------
Maximum offering price per share outstanding    $      16.26
                                                =============
CLASS B
Net assets applicable to outstanding shares     $114,281,427
                                                =============
Shares of beneficial interest outstanding          7,421,083
                                                =============
Net asset value and offering price per share
  outstanding                                   $      15.40
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 25,377,175
                                                =============
Shares of beneficial interest outstanding          1,649,232
                                                =============
Net asset value and offering price per share
  outstanding                                   $      15.39
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 3,332,499
  Dividends                                        2,271,784
  Income from securities loaned--net                  91,146
                                                 ------------
    Total income                                   5,695,429
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             1,727,719
  Transfer agent (See Note 3)                        713,283
  Distribution/Service--Class A (See Note 3)         422,356
  Service--Class B (See Note 3)                      146,619
  Service--Class C (See Note 3)                       30,927
  Distribution--Class B (See Note 3)                 439,856
  Distribution--Class C (See Note 3)                  92,782
  Shareholder communication                           57,575
  Professional fees                                   55,366
  Recordkeeping                                       37,220
  Registration                                        29,861
  Trustees                                            11,595
  Custodian                                            9,591
  Miscellaneous                                       12,113
                                                 ------------
    Total expenses before waiver                   3,786,863
  Expense waiver from Manager (See Note 3)          (374,644)
                                                 ------------
    Net expenses                                   3,412,219
                                                 ------------
Net investment income                              2,283,210
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                  12,560,365
Net change in unrealized appreciation on
  investments                                     17,630,267
                                                 ------------
Net realized and unrealized gain on investments   30,190,632
                                                 ------------
Net increase in net assets resulting from
  operations                                     $32,473,842
                                                 ============

 16   MainStay Convertible Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                              2007            2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income                $  2,283,210   $   4,783,414
 Net realized gain on investments       12,560,365      23,369,269
 Net change in unrealized
  appreciation on investments           17,630,267      20,900,326
                                      ----------------------------
 Net increase in net assets
  resulting from operations             32,473,842      49,053,009
                                      ----------------------------
Dividends to shareholders:
 From net investment income:
   Class A                              (3,713,335)     (3,056,752)
   Class B                                (852,571)       (813,303)
   Class C                                (177,843)        (90,324)
                                      ----------------------------
 Total dividends to shareholders        (4,743,749)     (3,960,379)
                                      ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               8,858,775      58,976,922
   Class B                               3,289,281       8,898,168
   Class C                               1,379,727       4,052,259
 Net asset value of shares issued to
  shareholders in reinvestment of dividends:
   Class A                               3,419,853       2,778,951
   Class B                                 763,503         740,898
   Class C                                 129,875          66,242
                                      ----------------------------
                                        17,841,014      75,513,440
 Cost of shares redeemed:
   Class A                             (35,760,176)    (64,307,139)
   Class B                             (14,138,406)    (72,575,766)
   Class C                              (2,207,842)     (5,629,698)
                                      ----------------------------
                                       (52,106,424)   (142,512,603)
Net asset value of shares converted (See Note 1):
   Class A                               3,638,597     225,467,092
   Class B                              (3,638,597)   (225,467,092)
   Decrease in net assets derived
    from capital share transactions    (34,265,410)    (66,999,163)
                                      ----------------------------
   Net decrease in net assets           (6,535,317)    (21,906,533)

NET ASSETS:
Beginning of period                    486,244,810     508,151,343
                                      ----------------------------
End of period                         $479,709,493   $ 486,244,810
                                      ============================
Accumulated undistributed
 (distributions in excess of) net
 investment income at end of period   $   (562,403)  $   1,898,136
                                      ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS A
                                            ----------------------------------------------------------------------
                                                                                                    JANUARY 1,
                                            SIX MONTHS                                                 2003*
                                              ENDED                                                   THROUGH
                                            APRIL 30,             YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                              2007**          2006         2005         2004           2003
Net asset value at beginning of period       $  14.51       $  13.28      $12.10       $ 11.78        $ 10.31
                                            ----------      --------      -------      -------      -----------
Net investment income                            0.09(a)        0.16(a)     0.18(b)       0.15           0.16
Net realized and unrealized gain (loss) on
  investments                                    0.93           1.23        1.17          0.34           1.46
Net realized and unrealized gain on
  foreign currency transactions                    --             --          --            --             --
                                            ----------      --------      -------      -------      -----------
Total from investment operations                 1.02           1.39        1.35          0.49           1.62
                                            ----------      --------      -------      -------      -----------
Less dividends:
  From net investment income                    (0.16)         (0.16)      (0.17)        (0.17)         (0.15)
                                            ----------      --------      -------      -------      -----------
Net asset value at end of period             $  15.37       $  14.51      $13.28       $ 12.10        $ 11.78
                                            ==========      ========      =======      =======      ===========
Total investment return (e)                      7.01%(f)      10.57%      11.21%         4.11%         15.86%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.17%+         1.14%       1.38%(b)      1.22%          1.85%+
  Net expenses                                   1.20%+         1.20%       1.20%         1.34%          1.38%+
  Expenses (before waiver)                       1.36%+         1.39%       1.38%         1.35%          1.38%+
Portfolio turnover rate                            63%            72%         93%           96%            73%
Net assets at end of period (in 000's)       $340,051       $340,331      $93,996      $95,015        $89,751

                                                  CLASS A
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $ 11.58      $ 12.45
                                            -------      -------
Net investment income                          0.25         0.36 (c)
Net realized and unrealized gain (loss) on
  investments                                 (1.27)       (0.87)(c)
Net realized and unrealized gain on
  foreign currency transactions                0.00(d)      0.00 (c)
                                            -------      -------
Total from investment operations              (1.02)       (0.51)
                                            -------      -------
Less dividends:
  From net investment income                  (0.25)       (0.36)
                                            -------      -------
Net asset value at end of period            $ 10.31      $ 11.58
                                            =======      =======
Total investment return (e)                   (8.88%)      (4.01%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        2.30%        2.97%(c)
  Net expenses                                 1.37%        1.29%
  Expenses (before waiver)                     1.37%        1.29%
Portfolio turnover rate                          94%         175%
Net assets at end of period (in 000's)      $68,871      $74,317

                                                                           CLASS C
                                            ---------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                            SIX MONTHS                                                2003*
                                              ENDED                                                  THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                              2007**         2006         2005         2004           2003
Net asset value at beginning of period       $ 14.53        $ 13.29      $ 12.11      $ 11.79        $ 10.33
                                            ----------      -------      -------      -------      -----------
Net investment income                           0.03(a)        0.07(a)      0.08(b)      0.06           0.10
Net realized and unrealized gain (loss) on
  investments                                   0.94           1.22         1.17         0.33           1.45
Net realized and unrealized gain on
  foreign currency transactions                   --             --           --           --             --
                                            ----------      -------      -------      -------      -----------
Total from investment operations                0.97           1.29         1.25         0.39           1.55
                                            ----------      -------      -------      -------      -----------
Less dividends:
  From net investment income                   (0.11)         (0.05)       (0.07)       (0.07)         (0.09)
                                            ----------      -------      -------      -------      -----------
Net asset value at end of period             $ 15.39        $ 14.53      $ 13.29      $ 12.11        $ 11.79
                                            ==========      =======      =======      =======      ===========
Total investment return (e)                     6.67(f)        9.73%       10.35%        3.32%         15.09%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         0.42%+         0.49%        0.63%(b)     0.47%          1.10%+
  Net expenses                                  1.95%+         1.95%        1.95%        2.09%          2.13%+
  Expenses (before waiver)                      2.11%+         2.14%        2.13%        2.10%          2.13%+
Portfolio turnover rate                           63%            72%          93%          96%            73%
Net assets at end of period (in 000's)       $25,377        $24,640      $23,992      $27,041        $26,079

                                                  CLASS C
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $ 11.59      $ 12.46
                                            -------      -------
Net investment income                          0.17         0.27 (c)
Net realized and unrealized gain (loss) on
  investments                                 (1.27)       (0.87)(c)
Net realized and unrealized gain on
  foreign currency transactions                0.00(d)      0.00 (c)
                                            -------      -------
Total from investment operations              (1.10)       (0.60)
                                            -------      -------
Less dividends:
  From net investment income                  (0.16)       (0.27)
                                            -------      -------
Net asset value at end of period            $ 10.33      $ 11.59
                                            =======      =======
Total investment return (e)                   (9.50%)      (4.76%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        1.55%        0.22%(c)
  Net expenses                                 2.12%        2.04%
  Expenses (before waiver)                     2.12%        2.04%
Portfolio turnover rate                          94%         175%
Net assets at end of period (in 000's)      $15,289      $13,241

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment income and the ratio of net investment income includes $0.01 per share and
     0.07%, respectively, as a result of a special one time dividend from Microsoft Corp.
(c)  As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below.

                                                                CLASS A       CLASS B       CLASS C
Decrease net investment income                                  ($0.00)(d)    ($0.00)(d)    ($0.00)(d)
Increase net realized and unrealized gains and losses             0.00 (d)      0.00 (d)      0.00 (d)
Decrease ratio of net investment income                          (0.07%)       (0.07%)       (0.07%)

(d)  Less than one cent per share.
(e)  Total return is calculated exclusive of sales charges.
(f)  Total return is not annualized.

 18   MainStay Convertible Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                  CLASS B
     -------------------------------------------------------------------------------------------------
                                                               JANUARY 1,
     SIX MONTHS                                                   2003*
       ENDED                                                     THROUGH              YEAR ENDED
     APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,           DECEMBER 31,
       2007**          2006          2005          2004           2003            2002          2001
      $  14.54       $  13.29      $  12.11      $  11.79       $  10.33        $  11.59      $  12.46
     ----------      --------      --------      --------      -----------      --------      --------
          0.03(a)        0.09(a)       0.08(b)       0.06           0.10            0.17          0.27 (c)
          0.94           1.21          1.17          0.33           1.45           (1.27)        (0.87)(c)
            --             --            --            --             --            0.00(d)       0.00 (c)
     ----------      --------      --------      --------      -----------      --------      --------
          0.97           1.30          1.25          0.39           1.55           (1.10)        (0.60)
     ----------      --------      --------      --------      -----------      --------      --------
         (0.11)         (0.05)        (0.07)        (0.07)         (0.09)          (0.16)        (0.27)
     ----------      --------      --------      --------      -----------      --------      --------
      $  15.40       $  14.54      $  13.29      $  12.11       $  11.79        $  10.33      $  11.59
     ==========      ========      ========      ========      ===========      ========      ========
          6.67%(f)       9.81%        10.35%         3.32%         15.09%(f)       (9.50%)       (4.76%)
          0.42%+         0.68%         0.63%(b)      0.47%          1.10%+          1.55%         2.22%(c)
          1.95%+         1.95%         1.95%         2.09%          2.13%+          2.12%         2.04%
          2.11%+         2.14%         2.13%         2.10%          2.13%+          2.12%         2.04%
            63%            72%           93%           96%            73%             94%          175%
      $114,281       $121,274      $390,163      $430,326       $470,459        $436,572      $561,254

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Convertible Fund (the "Fund"), a diversified fund.

The Fund currently offers three classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class B shares convert to Class A shares eight years after the date they were purchased. The three classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act.

The Fund's investment objective is to seek capital appreciation together with current income.

The Fund also invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $915 that were valued in such manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector,

 20   MainStay Convertible Fund
significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

The investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 24.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service

                                                    www.mainstayfunds.com     21
providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.72% on assets up to $500 million, 0.67% on assets from $500 million to $1 billion and 0.62% on assets in excess of $1 billion. NYLIM has voluntarily agreed to waive its management fee by 0.05% to 0.67% on assets up to $500 million, to 0.62% on assets from $500 million to $1 billion and to 0.57% on assets in excess of $1 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.20%; Class B, 1.95%; and Class C, 1.95%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.20% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $1,727,719 and waived its fees in the amount of $374,644.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

         OCTOBER 31,
   2008*       2009       2010        TOTAL
$213,955   $701,502   $254,663   $1,170,120
-------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.36% of the Fund's average daily net assets on assets up to $500 million, 0.335% on assets from $500 million to $1 billion and 0.31% on assets in excess of $1 billion. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by

 22   MainStay Convertible Fund
the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $22,505 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $908, $97,118 and $1,649, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $713,283.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                   $258,414     0.1%
---------------------------------------------------------
Class C                                        134     0.0*
---------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $10,904.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $37,220 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $25,190,322 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS              AMOUNT
        AVAILABLE THROUGH           (000'S)
               2010                 $20,187
               2011                   5,003
       -------------------------------------------
                                    $25,190
       -------------------------------------------

The Fund utilized $21,411,953 of capital loss carryforwards during the year ended October 31, 2006.

                                                    www.mainstayfunds.com     23

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                  2006
Distributions paid from:
  Ordinary income                              $3,960,379
---------------------------------------------------------


NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $63,471,431. The Fund received $65,424,780 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $299,920 and $317,985, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C

Shares sold                                  593      220        92
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  229       51         8
---------------------------------------------------------------------
                                             822      271       100
Shares redeemed                           (2,391)    (982)     (147)
---------------------------------------------------------------------
Shares converted (See Note 1)                245     (208)       --
---------------------------------------------------------------------
Net decrease                              (1,324)    (919)      (47)
---------------------------------------------------------------------

                                                  YEAR ENDED
                                               OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C

Shares sold                                4,257       631      287
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  199        53        5
---------------------------------------------------------------------
                                           4,456       684      292
Shares redeemed                           (4,563)   (5,236)    (401)
---------------------------------------------------------------------
Shares converted (See Note 1)             16,482    (16,457)     --
---------------------------------------------------------------------
Net increase (decrease)                   16,375    (21,009)   (109)
---------------------------------------------------------------------

* Unaudited.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective

 24   MainStay Convertible Fund
date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     25

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

                        VOTES            VOTES
CONVERTIBLE FUND         FOR           WITHHELD        ABSTENTIONS          TOTAL
Susan B. Kerley     16,111,869.922      108,324.465       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
Alan R. Latshaw     16,108,853.646      111,340.741       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
Peter Meenan        16,112,599.861      107,594.526       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
Richard H.
 Nolan, Jr.         16,111,700.569      108,493.818       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
Richard S.
 Trutanic           16,114,664.452      105,529.935       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
Roman L. Weil       16,106,693.950      113,500.437       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
John A. Weisser     16,110,689.195      109,505.192       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------
Brian A. Murdock    16,106,253.820      113,940.567       53,209.000    16,273,403.387
--------------------------------------------------------------------------------------

This resulted in approval of the proposal.

 26   MainStay Convertible Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999 to 2002)
        ----------------------------------------------------------------------------------------------------------------------

 28   MainStay Convertible Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     29

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 30   MainStay Convertible Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds
(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010714   (RECYCLE LOGO)   MS155-07                            MSC10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    EQUITY INDEX FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    EQUITY INDEX FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   8
--------------------------------------------------------------------------------

Portfolio of Investments                                                       9
--------------------------------------------------------------------------------

Financial Statements                                                          18
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  27
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        27
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               27
--------------------------------------------------------------------------------

Trustees and Officers                                                         28

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 3% INITIAL SALES CHARGES
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        4.99%   11.11%    7.10%      6.90%
Excluding sales charges   8.26    14.54     7.76       7.23

(PERFORMANCE GRAPH)                                          (With sales charge)

                                                                 MAINSTAY EQUITY INDEX FUND               S&P 500 INDEX
                                                                 --------------------------               -------------
4/30/97                                                                     9700                              10000
                                                                           13563                              14107
                                                                           16401                              17185
                                                                           17897                              18926
                                                                           15499                              16471
                                                                           13414                              14391
                                                                           11536                              12476
                                                                           14041                              15330
                                                                           14814                              16302
                                                                           17013                              18815
4/30/07                                                                    19492                              21681

                                                          SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    YEARS
--------------------------------------------------------------------------------

S&P 500(R) Index(2)                                       8.60%   15.24%   8.54%   8.05%
Average Lipper S&P 500 Index objective fund(3)            8.28    14.60    7.95    7.59

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graph assumes an initial investment of $10,000 and reflects the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 3% and an annual 12b-1 fee of .25%. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
1. Performance figures shown reflect nonrecurring reimbursements from affiliates for professional fees and losses attributable to shareholder trading arrangements. If these nonrecurring reimbursements had not been made the total return (excluding sales charges) would have been 7.73% for the five-year period ended April 30, 2007 and 7.22% for the ten-year period then ended.
2. "S&P 500(R)" and "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use. Standard & Poor's does not sponsor, endorse, sell or promote the Fund or represent the advisability of investing in the Fund. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. The S&P 500(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

                                                       www.mainstayfunds.com   5

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY EQUITY INDEX FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,082.60            $3.10            $1,022.00             $3.01
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of 0.60% multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 6 MainStay Equity Index Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     95.2
Short-Term Investments (collateral from securities lending                         9.4
  is 4.4%)
Futures Contracts                                                                  0.3
Liabilities in Excess of Cash and Other Assets                                    (4.9)

See Portfolio of Investments on page 9 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  ExxonMobil Corp.
 2.  General Electric Co.
 3.  Citigroup, Inc.
 4.  Microsoft Corp.
 5.  AT&T, Inc.
 6.  Bank of America Corp.
 7.  Procter & Gamble Co. (The)
 8.  Pfizer, Inc.
 9.  Johnson & Johnson
10.  American International Group, Inc.

                                                       www.mainstayfunds.com   7

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Francis J. Ok of New York Life Investment Management LLC

HOW DID MAINSTAY EQUITY INDEX FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, Class A shares of MainStay Equity Index Fund returned 8.26% for the six months ended April 30, 2007. The Fund, which offers only one share class, underperformed the 8.60% return of the S&P 500(R) Index(1) and the 8.28% return of the average Lipper(2) S&P 500 Index objective fund for the six-month reporting period. The S&P 500(R) Index is the Fund's broad-based securities market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH INDUSTRIES WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH WERE THE WEAKEST CONTRIBUTORS?

On the basis of impact, which takes weightings and total returns into account, the industry that made the strongest positive contribution to the Fund's performance was oil, gas & consumable fuels. Pharmaceuticals was the second-strongest contributor, and insurance was third. The weakest contribution came from air freight & logistics. The second-weakest contributor was automobiles, followed by thrifts & mortgage finance.

DURING THE REPORTING PERIOD, WHICH INDUSTRIES HAD THE HIGHEST TOTAL RETURNS AND WHICH HAD THE LOWEST?

The best-performing industry in terms of total return was construction materials, followed by Internet & catalog retail and auto components. Automobiles recorded the lowest total return of any industry in the Index. Air freight & logistics had the second-lowest return, followed by electronic equipment & instruments.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH WERE THE GREATEST DETRACTORS?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the greatest positive contributions to the Fund's performance during the reporting period were ExxonMobil, AT&T and Chevron. The weakest contributor in terms of impact was Amgen, followed by Motorola and Bank of America.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS HAD THE HIGHEST TOTAL RETURNS AND WHICH HAD THE LOWEST?

The stock with the highest total return for the six-month reporting period was Goodyear Tire & Rubber. MedImmune was second, followed by RadioShack. The individual Fund holding with the lowest total return for the reporting period was Circuit City Stores, followed by Advanced Micro Devices and Whole Foods Market.

WERE THERE ANY CHANGES IN THE MAKEUP OF THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

During the six-month reporting period, there were 23 additions to the S&P 500(R) Index and 23 deletions from it. Notable additions included Kraft Foods, which was spun off from Altria Group during the reporting period, and Celgene. Bellsouth was deleted from the Index when the company was acquired by AT&T, which is also an S&P 500(R) company.


The Fund was closed to new investors and new purchases as of January 1, 2002. Index funds generally seek to reflect the performance of an index or an allocation among indices, unlike other funds, whose objectives may, in some cases, involve seeking to outperform an index or other benchmark. The Fund seeks to track the performance and weightings of stocks in the S&P 500(R) Index. The Index itself, however, may change from time to time as companies merge, divest units, add to their market capitalization or face financial difficulties. In addition, Standard & Poor's may occasionally adjust the Index to better reflect the companies that Standard & Poor's believes are most representative of the makeup of the U.S. economy. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund.
1. See footnote on page 5 for more information on the S&P 500(R) Index.
2. See footnote on page 5 for more information on Lipper Inc.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 8 MainStay Equity Index Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED


                                                         SHARES          VALUE
COMMON STOCKS (95.2%)+
------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.4%)
Boeing Co. (The)                                         27,209   $  2,530,437
General Dynamics Corp.                                   13,941      1,094,368
Goodrich Corp.                                            4,226        240,206
Honeywell International, Inc.                            27,613      1,496,072
L-3 Communications Holdings, Inc.                         4,249        382,113
Lockheed Martin Corp.                                    12,179      1,170,889
Northrop Grumman Corp.                                   12,062        887,884
Raytheon Co.                                             15,369        822,856
Rockwell Collins, Inc.                                    5,797        380,689
United Technologies Corp.                                34,340      2,305,244
                                                                  ------------
                                                                    11,310,758
                                                                  ------------
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.                             6,000        320,760
FedEx Corp.                                              10,549      1,112,287
United Parcel Service, Inc. Class B (a)                  36,779      2,590,345
                                                                  ------------
                                                                     4,023,392
                                                                  ------------
AIRLINES (0.1%)
Southwest Airlines Co.                                   26,855        385,369
                                                                  ------------
AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) (b)                      6,087        202,454
Johnson Controls, Inc.                                    6,800        695,844
                                                                  ------------
                                                                       898,298
                                                                  ------------
AUTOMOBILES (0.4%)
Ford Motor Co. (a)                                       65,226        524,417
General Motors Corp. (a)                                 19,367        604,831
Harley-Davidson, Inc.                                     8,913        564,371
                                                                  ------------
                                                                     1,693,619
                                                                  ------------
BEVERAGES (2.0%)
Anheuser-Busch Cos., Inc.                                26,290      1,293,205
Brown-Forman Corp. Class B (a)                            2,705        172,931
Coca-Cola Co. (The)                                      69,426      3,623,343
Coca-Cola Enterprises, Inc. (a)                           9,479        207,969
Constellation Brands, Inc. Class A (a)(b)                 7,256        162,607
Molson Coors Brewing Co. Class B                          1,638        154,431
Pepsi Bottling Group, Inc. (The)                          4,650        152,566
PepsiCo, Inc.                                            56,441      3,730,186
                                                                  ------------
                                                                     9,497,238
                                                                  ------------
BIOTECHNOLOGY (1.3%)
Amgen, Inc. (b)                                          40,281      2,583,623
Biogen Idec, Inc. (b)                                    11,853        559,580
Celgene Corp. (b)                                        13,052        798,260
Genzyme Corp. (b)                                         9,045        590,729
Gilead Sciences, Inc. (b)                                16,025      1,309,563
MedImmune, Inc. (b)                                       8,211        465,399
                                                                  ------------
                                                                     6,307,154
                                                                  ------------


                                                         SHARES          VALUE
BUILDING PRODUCTS (0.1%)
American Standard Cos., Inc.                              5,969   $    328,653
Masco Corp.                                              13,655        371,553
                                                                  ------------
                                                                       700,206
                                                                  ------------
CAPITAL MARKETS (3.6%)
Ameriprise Financial, Inc.                                8,387        498,775
Bank of New York Co., Inc. (The)                         26,016      1,053,128
Bear Stearns Cos., Inc. (The)                             4,109        639,771
Charles Schwab Corp. (The)                               35,437        677,555
E*TRADE Financial Corp. (b)                              14,569        321,683
Federated Investors, Inc. Class B                         3,139        119,784
Franklin Resources, Inc.                                  5,771        757,790
Goldman Sachs Group, Inc. (The)                          14,127      3,088,303
Janus Capital Group, Inc.                                 6,536        163,531
Legg Mason, Inc.                                          4,516        447,942
Lehman Brothers Holdings, Inc.                           18,120      1,364,074
Mellon Financial Corp.                                   14,318        614,672
Merrill Lynch & Co., Inc. (a)                            30,507      2,752,647
Morgan Stanley                                           36,714      3,084,343
Northern Trust Corp.                                      6,376        401,369
State Street Corp.                                       11,394        784,705
T. Rowe Price Group, Inc.                                 9,173        455,715
                                                                  ------------
                                                                    17,225,787
                                                                  ------------
CHEMICALS (1.5%)
Air Products & Chemicals, Inc.                            7,488        572,832
Ashland, Inc.                                             1,935        116,003
Dow Chemical Co. (The)                                   33,091      1,476,189
E.I. du Pont de Nemours & Co.                            31,860      1,566,556
Eastman Chemical Co.                                      2,801        189,628
Ecolab, Inc.                                              6,132        263,615
Hercules, Inc. (b)                                        3,853         72,590
International Flavors & Fragrances, Inc.                  2,738        133,258
Monsanto Co.                                             18,765      1,106,947
PPG Industries, Inc.                                      5,673        417,419
Praxair, Inc.                                            11,061        713,988
Rohm & Haas Co. (a)                                       4,930        252,268
Sigma-Aldrich Corp.                                       4,461        187,719
                                                                  ------------
                                                                     7,069,012
                                                                  ------------
COMMERCIAL BANKS (3.8%)
BB&T Corp.                                               18,605        774,340
Comerica, Inc.                                            5,535        342,672
Commerce Bancorp, Inc. (a)                                6,372        213,080
Compass Bancshares, Inc.                                  4,539        309,469
Fifth Third Bancorp                                      19,065        773,848
First Horizon National Corp.                              4,202        164,760
Huntington Bancshares, Inc.                               8,114        179,968

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.    www.mainstayfunds.com   9


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
KeyCorp                                                  13,619   $    485,926
M&T Bank Corp.                                            2,618        291,488
Marshall & Ilsley Corp.                                   8,737        419,551
National City Corp. (a)                                  20,292        741,673
PNC Financial Services Group, Inc.                       11,911        882,605
Regions Financial Corp.                                  25,279        887,040
SunTrust Banks, Inc.                                     12,264      1,035,327
Synovus Financial Corp.                                  11,076        349,559
U.S. Bancorp                                             61,121      2,099,506
Wachovia Corp.                                           65,715      3,649,811
Wells Fargo & Co.                                       116,497      4,181,077
Zions Bancorp.                                            3,761        307,650
                                                                  ------------
                                                                    18,089,350
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Industries, Inc. (a)(b)                      8,661        115,798
Avery Dennison Corp.                                      3,244        201,777
Cintas Corp.                                              4,692        175,809
Equifax, Inc.                                             4,353        173,249
Monster Worldwide, Inc. (b)                               4,404        185,188
Pitney Bowes, Inc.                                        7,584        364,032
R.R. Donnelley & Sons Co.                                 7,575        304,515
Robert Half International, Inc.                           5,707        190,043
Waste Management, Inc.                                   18,352        686,548
                                                                  ------------
                                                                     2,396,959
                                                                  ------------
COMMUNICATIONS EQUIPMENT (2.5%)
ADC Telecommunications, Inc. (a)(b)                       4,052         74,557
Avaya, Inc. (b)                                          15,446        199,562
Ciena Corp. (b)                                           2,887         84,185
Cisco Systems, Inc. (b)                                 208,237      5,568,257
Corning, Inc. (b)                                        54,094      1,283,110
JDS Uniphase Corp. (a)(b)                                 7,203        118,705
Juniper Networks, Inc. (b)                               19,347        432,599
Motorola, Inc.                                           82,446      1,428,789
QUALCOMM, Inc.                                           57,097      2,500,849
Tellabs, Inc. (b)                                        15,405        163,601
                                                                  ------------
                                                                    11,854,214
                                                                  ------------
COMPUTERS & PERIPHERALS (3.6%)
Apple, Inc. (b)                                          29,706      2,964,659
Dell, Inc. (b)                                           78,093      1,968,725
EMC Corp. (b)                                            72,689      1,103,419
Hewlett-Packard Co.                                      92,249      3,887,373
International Business Machines Corp.                    51,842      5,298,771
Lexmark International, Inc. Class A (b)                   3,387        184,591
NCR Corp. (b)                                             6,147        309,809
Network Appliance, Inc. (b)                              12,699        472,530
QLogic Corp. (b)                                          5,336         95,408


                                                         SHARES          VALUE
COMPUTERS & PERIPHERALS (CONTINUED)
SanDisk Corp. (b)                                         7,878   $    342,299
Sun Microsystems, Inc. (b)                              124,144        648,032
                                                                  ------------
                                                                    17,275,616
                                                                  ------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                               3,038        290,494
                                                                  ------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                                      3,255        402,546
                                                                  ------------

CONSUMER FINANCE (0.9%)
American Express Co.                                     41,097      2,493,355
Capital One Financial Corp. (a)                          14,128      1,049,145
SLM Corp.                                                14,202        764,494
                                                                  ------------
                                                                     4,306,994
                                                                  ------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                                3,583        181,622
Bemis Co., Inc.                                           3,584        119,060
Pactiv Corp. (b)                                          4,585        158,549
Sealed Air Corp.                                          5,518        181,542
Temple-Inland, Inc.                                       3,761        222,802
                                                                  ------------
                                                                       863,575
                                                                  ------------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                                         5,857        289,394
                                                                  ------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc. Class A (b)                            4,789        226,520
H&R Block, Inc. (a)                                      10,967        247,964
                                                                  ------------
                                                                       474,484
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (5.1%)
V  Bank of America Corp.                                154,060      7,841,654
Chicago Mercantile Exchange Holdings, Inc. Class A
 (a)                                                      1,165        602,014
CIT Group, Inc.                                           6,637        395,897
V  Citigroup, Inc.                                      168,871      9,054,863
JPMorgan Chase & Co.                                    119,589      6,230,587
Moody's Corp.                                             8,060        532,927
                                                                  ------------
                                                                    24,657,942
                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
V  AT&T, Inc.                                           215,080      8,327,898
CenturyTel, Inc.                                          3,805        175,220
Citizens Communications Co.                              11,713        182,371
Embarq Corp.                                              5,138        308,486
Qwest Communications International, Inc. (a)(b)          54,668        485,452
Verizon Communications, Inc.                            100,359      3,831,707
Windstream Corp.                                         16,142        235,996
                                                                  ------------
                                                                    13,547,130
                                                                  ------------

 10 MainStay Equity Index Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc. (b)                                5,637   $    301,354
American Electric Power Co., Inc.                        13,698        687,914
Duke Energy Corp.                                        43,353        889,604
Edison International                                     11,116        581,923
Entergy Corp.                                             6,858        775,914
Exelon Corp.                                             23,124      1,743,781
FirstEnergy Corp.                                        10,997        752,635
FPL Group, Inc.                                          14,002        901,309
Pinnacle West Capital Corp.                               3,434        165,828
PPL Corp.                                                13,272        578,792
Progress Energy, Inc.                                     8,878        448,783
Southern Co. (The)                                       25,801        975,020
                                                                  ------------
                                                                     8,802,857
                                                                  ------------
ELECTRICAL EQUIPMENT (0.4%)
Cooper Industries, Ltd. Class A                           6,268        311,896
Emerson Electric Co.                                     27,559      1,294,997
Rockwell Automation, Inc.                                 5,667        337,413
                                                                  ------------
                                                                     1,944,306
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies, Inc. (b)                           14,001        481,214
Jabil Circuit, Inc.                                       6,348        147,908
Molex, Inc.                                               4,873        145,605
Sanmina-SCI Corp. (b)                                    18,203         62,800
Solectron Corp. (a)(b)                                   31,265        104,738
Tektronix, Inc.                                           2,914         85,642
                                                                  ------------
                                                                     1,027,907
                                                                  ------------
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.                                       11,077        890,480
BJ Services Co.                                          10,272        294,395
ENSCO International, Inc.                                 5,310        299,378
Halliburton Co.                                          31,518      1,001,327
Nabors Industries, Ltd. (a)(b)                            9,578        307,645
National Oilwell Varco, Inc. (b)                          6,058        514,021
Noble Corp.                                               4,589        386,440
Rowan Cos., Inc. (a)                                      3,761        137,803
Schlumberger, Ltd.                                       40,618      2,998,827
Smith International, Inc.                                 6,825        357,903
Transocean, Inc. (b)                                     10,059        867,086
Weatherford International, Ltd. (b)                      11,675        612,821
                                                                  ------------
                                                                     8,668,126
                                                                  ------------
FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.                                   15,537        832,317
CVS Caremark Corp.                                       52,937      1,918,437
Kroger Co. (The)                                         24,418        720,575
Safeway, Inc.                                            15,257        553,829
SUPERVALU, Inc.                                           7,100        325,890
Sysco Corp.                                              21,147        692,353


                                                         SHARES          VALUE
FOOD & STAPLES RETAILING (CONTINUED)
Walgreen Co.                                             34,534   $  1,516,043
Wal-Mart Stores, Inc.                                    84,764      4,061,891
Whole Foods Market, Inc.                                  4,801        224,639
                                                                  ------------
                                                                    10,845,974
                                                                  ------------
FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co.                               22,438        868,351
Campbell Soup Co.                                         7,444        291,060
ConAgra Foods, Inc.                                      17,437        428,601
Dean Foods Co.                                            4,590        167,214
General Mills, Inc.                                      11,947        715,625
H.J. Heinz Co.                                           11,160        525,748
Hershey Co. (The) (a)                                     5,979        328,606
Kellogg Co.                                               8,553        452,539
Kraft Foods, Inc. Class A                                56,263      1,883,123
McCormick & Co., Inc.                                     4,542        168,599
Sara Lee Corp.                                           25,313        415,386
Tyson Foods, Inc. Class A                                 8,620        180,675
Wm. Wrigley Jr. Co.                                       7,538        443,837
                                                                  ------------
                                                                     6,869,364
                                                                  ------------
GAS UTILITIES (0.1%)
Nicor, Inc. (a)                                           1,549         79,371
Questar Corp.                                             2,966        288,088
                                                                  ------------
                                                                       367,459
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb, Inc.                                       1,864        109,659
Baxter International, Inc.                               22,335      1,264,831
Becton, Dickinson & Co.                                   8,442        664,301
Biomet, Inc.                                              8,397        362,750
Boston Scientific Corp. (b)                              40,791        629,813
C.R. Bard, Inc.                                           3,540        294,280
Hospira, Inc. (b)                                         5,347        216,821
Medtronic, Inc.                                          39,689      2,100,739
St. Jude Medical, Inc. (a)(b)                            11,871        507,960
Stryker Corp.                                            10,312        669,661
Varian Medical Systems, Inc. (b)                          4,400        185,724
Zimmer Holdings, Inc. (b)                                 8,155        737,864
                                                                  ------------
                                                                     7,744,403
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES (2.1%)
Aetna, Inc.                                              17,930        840,558
AmerisourceBergen Corp.                                   6,546        327,235
Cardinal Health, Inc.                                    13,799        965,240
CIGNA Corp.                                               3,361        522,938
Coventry Health Care, Inc. (b)                            5,471        316,388
Express Scripts, Inc. (b)                                 4,072        389,080
Humana, Inc. (b)                                          5,662        358,065
Laboratory Corp. of America Holdings (a)(b)               4,227        333,679
Manor Care, Inc. (a)                                      2,492        161,706
McKesson Corp.                                           10,264        603,831

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   11


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Medco Health Solutions, Inc. (b)                          9,955   $    776,689
Patterson Cos., Inc. (b)                                  4,721        170,239
Quest Diagnostics, Inc.                                   5,543        270,997
Tenet Healthcare Corp. (a)(b)                            16,112        119,551
UnitedHealth Group, Inc.                                 46,724      2,479,175
WellPoint, Inc. (b)                                      21,097      1,666,030
                                                                  ------------
                                                                    10,301,401
                                                                  ------------
HEALTH CARE TECHNOLOGY (0.0%)++
IMS Health, Inc.                                          6,880        201,790
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Corp.                                           15,222        744,204
Darden Restaurants, Inc.                                  4,988        206,902
Harrah's Entertainment, Inc.                              6,426        548,138
Hilton Hotels Corp.                                      13,425        456,450
International Game Technology                            11,588        441,966
Marriott International, Inc. Class A                     11,375        514,264
McDonald's Corp.                                         41,468      2,002,075
Starbucks Corp. (b)                                      26,018        807,078
Starwood Hotels & Resorts Worldwide, Inc.                 7,423        497,489
Wendy's International, Inc.                               2,977        112,233
Wyndham Worldwide Corp. (b)                               6,474        224,000
Yum! Brands, Inc.                                         9,116        563,916
                                                                  ------------
                                                                     7,118,715
                                                                  ------------
HOUSEHOLD DURABLES (0.6%)
Black & Decker Corp. (a)                                  2,269        205,844
Centex Corp. (a)                                          4,027        180,289
D.R. Horton, Inc.                                         9,299        206,252
Fortune Brands, Inc. (a)                                  5,251        420,605
Harman International Industries, Inc.                     2,248        274,009
KB Home (a)                                               2,720        119,979
Leggett & Platt, Inc.                                     6,147        144,577
Lennar Corp. Class A (a)                                  4,727        201,890
Newell Rubbermaid, Inc.                                   9,437        289,433
Pulte Homes, Inc.                                         7,210        193,949
Snap-on, Inc.                                             2,026        110,417
Stanley Works (The)                                       2,801        163,242
Whirlpool Corp.                                           2,677        283,842
                                                                  ------------
                                                                     2,794,328
                                                                  ------------
HOUSEHOLD PRODUCTS (2.0%)
Clorox Co. (The)                                          5,182        347,609
Colgate-Palmolive Co.                                    17,732      1,201,166
Kimberly-Clark Corp.                                     15,753      1,121,141
V  Procter & Gamble Co. (The)                           108,703      6,990,690
                                                                  ------------
                                                                     9,660,606
                                                                  ------------


                                                         SHARES          VALUE
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES Corp. (The) (b)                                      22,894   $    503,440
Constellation Energy Group, Inc.                          6,251        557,089
Dynegy, Inc. Class A (b)                                 13,210        124,306
TXU Corp.                                                15,800      1,036,164
                                                                  ------------
                                                                     2,220,999
                                                                  ------------
INDUSTRIAL CONGLOMERATES (3.7%)
3M Co.                                                   25,298      2,093,915
V  General Electric Co.                                 354,144     13,053,748
Textron, Inc.                                             4,283        435,453
Tyco International, Ltd.                                 68,244      2,226,802
                                                                  ------------
                                                                    17,809,918
                                                                  ------------
INSURANCE (4.6%)
ACE, Ltd.                                                11,158        663,455
AFLAC, Inc.                                              16,948        870,110
Allstate Corp. (The)                                     21,344      1,330,158
Ambac Financial Group, Inc.                               3,570        327,726
V  American International Group, Inc.                    89,557      6,260,930
Aon Corp.                                                10,281        398,389
Assurant, Inc.                                            3,500        201,355
Chubb Corp. (The)                                        14,018        754,589
Cincinnati Financial Corp.                                5,942        268,816
Genworth Financial, Inc. Class A                         15,174        553,699
Hartford Financial Services Group, Inc. (The)            11,060      1,119,272
Lincoln National Corp.                                    9,577        681,404
Loews Corp.                                              15,665        741,268
Marsh & McLennan Cos., Inc.                              19,109        606,902
MBIA, Inc.                                                4,681        325,610
MetLife, Inc.                                            25,967      1,706,032
Principal Financial Group, Inc.                           9,241        586,711
Progressive Corp. (The)                                  25,684        592,530
Prudential Financial, Inc.                               16,175      1,536,625
SAFECO Corp.                                              3,671        245,003
Torchmark Corp.                                           3,418        233,449
Travelers Cos., Inc. (The)                               23,255      1,258,095
Unum Group (a)                                           11,655        289,976
XL Capital, Ltd. Class A                                  6,282        489,870
                                                                  ------------
                                                                    22,041,974
                                                                  ------------
INTERNET & CATALOG RETAIL (0.2%)
Amazon.com, Inc. (a)(b)                                  10,736        658,439
IAC/InterActiveCorp. (a)(b)                               7,432        283,308
                                                                  ------------
                                                                       941,747
                                                                  ------------
INTERNET SOFTWARE & SERVICES (1.3%)
eBay, Inc. (b)                                           39,142      1,328,479
Google, Inc. Class A (b)                                  7,473      3,522,623
VeriSign, Inc. (b)                                        8,320        227,552
Yahoo!, Inc. (a)(b)                                      42,035      1,178,661
                                                                  ------------
                                                                     6,257,315
                                                                  ------------

 12 MainStay Equity Index Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
IT SERVICES (1.0%)
Affiliated Computer Services, Inc. Class A (b)            3,393   $    203,275
Automatic Data Processing, Inc.                          19,028        851,693
Cognizant Technology Solutions Corp. Class A (b)          4,949        442,441
Computer Sciences Corp. (b)                               5,883        326,742
Convergys Corp. (b)                                       4,709        118,949
Electronic Data Systems Corp.                            17,691        517,285
Fidelity National Information Services, Inc.              5,571        281,503
First Data Corp.                                         26,153        847,357
Fiserv, Inc. (b)                                          5,917        314,607
Paychex, Inc.                                            11,577        429,507
Unisys Corp. (b)                                         11,798         92,496
Western Union Co. (The)                                  26,651        561,004
                                                                  ------------
                                                                     4,986,859
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick Corp.                                           3,136        102,735
Eastman Kodak Co. (a)                                     9,781        243,645
Hasbro, Inc.                                              5,624        177,775
Mattel, Inc.                                             13,606        385,050
                                                                  ------------
                                                                       909,205
                                                                  ------------
LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera Corp.-Applied BioSystems Group                    6,236        194,813
Millipore Corp. (a)(b)                                    1,862        137,471
PerkinElmer, Inc.                                         4,270        103,334
Thermo Fisher Scientific, Inc. (b)                       14,513        755,547
Waters Corp. (b)                                          3,545        210,679
                                                                  ------------
                                                                     1,401,844
                                                                  ------------
MACHINERY (1.5%)
Caterpillar, Inc.                                        22,281      1,618,046
Cummins, Inc.                                             3,554        327,537
Danaher Corp.                                             8,181        582,405
Deere & Co.                                               7,769        849,929
Dover Corp.                                               6,931        333,520
Eaton Corp.                                               5,051        450,600
Illinois Tool Works, Inc.                                14,369        737,273
Ingersoll-Rand Co., Ltd. Class A                         10,530        470,164
ITT Corp.                                                 6,343        404,747
PACCAR, Inc. (a)                                          8,568        719,541
Pall Corp.                                                4,268        179,043
Parker Hannifin Corp.                                     4,029        371,232
Terex Corp. (b)                                           3,505        272,864
                                                                  ------------
                                                                     7,316,901
                                                                  ------------
MEDIA (3.2%)
CBS Corp. Class B                                        25,444        808,356
Clear Channel Communications, Inc.                       17,148        607,554
Comcast Corp. Class A (b)                               107,082      2,854,806


                                                         SHARES          VALUE
MEDIA (CONTINUED)
DIRECTV Group, Inc. (The) (b)                            26,702   $    636,576
Dow Jones & Co., Inc. (a)                                 2,242         81,452
E.W. Scripps Co. (The) Class A                            2,818        122,019
Gannett Co., Inc.                                         8,111        462,814
Interpublic Group of Cos., Inc. (The) (a)(b)             16,204        205,467
McGraw-Hill Cos., Inc. (The)                             12,177        797,959
Meredith Corp.                                            1,288         74,601
New York Times Co. (The) Class A (a)                      4,943        115,666
News Corp. Class A                                       80,898      1,811,306
Omnicom Group, Inc.                                       5,738        600,826
Time Warner, Inc.                                       131,574      2,714,372
Tribune Co.                                               6,124        200,867
Viacom, Inc. Class B (b)                                 23,834        983,153
Walt Disney Co. (The)                                    70,605      2,469,763
                                                                  ------------
                                                                    15,547,557
                                                                  ------------
METALS & MINING (0.8%)
Alcoa, Inc.                                              29,946      1,062,784
Allegheny Technologies, Inc.                              3,533        387,146
Freeport-McMoRan Copper & Gold, Inc. Class B (a)         12,862        863,812
Newmont Mining Corp.                                     15,400        642,180
Nucor Corp.                                              10,378        658,588
United States Steel Corp.                                 4,034        409,612
                                                                  ------------
                                                                     4,024,122
                                                                  ------------
MULTILINE RETAIL (1.2%)
Big Lots, Inc. (b)                                        3,668        118,110
Dillard's, Inc. Class A                                   2,060         71,338
Dollar General Corp.                                     10,675        227,911
Family Dollar Stores, Inc.                                5,159        164,263
Federated Department Stores, Inc.                        18,002        790,648
J.C. Penney Co., Inc.                                     7,707        609,547
Kohl's Corp. (b)                                         11,257        833,468
Nordstrom, Inc.                                           7,782        427,387
Sears Holdings Corp. (b)                                  2,892        552,112
Target Corp.                                             29,610      1,757,946
                                                                  ------------
                                                                     5,552,730
                                                                  ------------
MULTI-UTILITIES (1.2%)
Ameren Corp.                                              7,008        368,411
CenterPoint Energy, Inc.                                 11,036        207,808
CMS Energy Corp.                                          7,581        140,400
Consolidated Edison, Inc. (a)                             8,839        453,087
Dominion Resources, Inc.                                 12,012      1,095,494
DTE Energy Co.                                            6,124        309,813
Integrys Energy Group, Inc.                               2,603        146,028
KeySpan Corp.                                             6,024        249,454
NiSource, Inc.                                            9,355        230,039
PG&E Corp.                                               12,115        613,019
Public Service Enterprise Group, Inc.                     8,701        752,201
Sempra Energy                                             8,953        568,336

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   13


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
MULTI-UTILITIES (CONTINUED)
TECO Energy, Inc.                                         7,175   $    128,791
Xcel Energy, Inc.                                        13,907        335,020
                                                                  ------------
                                                                     5,597,901
                                                                  ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (b)                                          32,715        605,227
                                                                  ------------

OIL, GAS & CONSUMABLE FUELS (7.9%)
Anadarko Petroleum Corp.                                 15,988        746,000
Apache Corp.                                             11,397        826,282
Chesapeake Energy Corp.                                  14,295        482,456
Chevron Corp.                                            74,302      5,779,953
ConocoPhillips                                           56,665      3,929,718
CONSOL Energy, Inc.                                       6,296        263,613
Devon Energy Corp.                                       15,327      1,116,878
El Paso Corp. (a)                                        24,251        363,765
EOG Resources, Inc.                                       8,367        614,472
V  ExxonMobil Corp.                                     196,111     15,567,291
Hess Corp.                                                9,306        528,115
Kinder Morgan, Inc. (a)                                   3,732        397,682
Marathon Oil Corp.                                       11,873      1,205,703
Murphy Oil Corp.                                          6,432        356,590
Occidental Petroleum Corp.                               28,941      1,467,309
Peabody Energy Corp.                                      9,074        435,371
Spectra Energy Corp.                                     21,427        559,245
Sunoco, Inc.                                              4,192        316,622
Valero Energy Corp.                                      20,795      1,460,433
Williams Cos., Inc.                                      20,630        608,585
XTO Energy, Inc.                                         12,691        688,741
                                                                  ------------
                                                                    37,714,824
                                                                  ------------
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.                                  15,525        585,603
MeadWestvaco Corp.                                        6,239        208,133
Weyerhaeuser Co.                                          7,314        579,415
                                                                  ------------
                                                                     1,373,151
                                                                  ------------
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                                      15,158        603,288
Estee Lauder Cos., Inc. (The) Class A                     4,044        207,942
                                                                  ------------
                                                                       811,230
                                                                  ------------
PHARMACEUTICALS (6.2%)
Abbott Laboratories                                      53,250      3,015,015
Allergan, Inc.                                            5,319        644,663
Barr Pharmaceuticals, Inc. (b)                            3,626        175,353
Bristol-Myers Squibb Co.                                 69,607      2,008,858
Eli Lilly & Co.                                          34,008      2,010,893
Forest Laboratories, Inc. (b)                            10,888        579,350
V  Johnson & Johnson                                     99,780      6,407,872
King Pharmaceuticals, Inc. (b)                            8,341        170,573


                                                         SHARES          VALUE
PHARMACEUTICALS (CONTINUED)
Merck & Co., Inc.                                        74,635   $  3,839,224
Mylan Laboratories, Inc.                                  8,441        185,111
V  Pfizer, Inc.                                         244,331      6,464,998
Schering-Plough Corp.                                    51,326      1,628,574
Watson Pharmaceuticals, Inc. (b)                          3,532         96,424
Wyeth                                                    46,270      2,567,985
                                                                  ------------
                                                                    29,794,893
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS (1.2%)
Apartment Investment & Management Co. Class A             3,361        185,863
Archstone-Smith Trust                                     7,506        391,138
AvalonBay Communities, Inc. (a)                           2,695        329,491
Boston Properties, Inc.                                   4,050        476,118
Developers Diversified Realty Corp.                       4,400        286,440
Equity Residential                                       10,141        470,847
Host Hotels & Resorts, Inc. (a)                          17,900        458,956
Kimco Realty Corp. (a)                                    7,803        375,090
Plum Creek Timber Co., Inc.                               6,098        242,091
ProLogis                                                  8,858        573,998
Public Storage, Inc.                                      4,247        396,330
Simon Property Group, Inc.                                7,586        874,514
Vornado Realty Trust                                      4,474        530,751
                                                                  ------------
                                                                     5,591,627
                                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)++
CB Richard Ellis Group, Inc. Class A (b)                  6,482        219,416
                                                                  ------------

ROAD & RAIL (0.8%)
Burlington Northern Santa Fe Corp.                       12,320      1,078,493
CSX Corp.                                                15,108        652,212
Norfolk Southern Corp.                                   13,606        724,383
Ryder System, Inc.                                        2,163        113,860
Union Pacific Corp.                                       9,316      1,064,353
                                                                  ------------
                                                                     3,633,301
                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices, Inc. (a)(b)                      19,159        264,777
Altera Corp. (b)                                         12,313        277,535
Analog Devices, Inc.                                     11,497        444,014
Applied Materials, Inc.                                  48,162        925,674
Broadcom Corp. Class A (b)                               16,225        528,124
Intel Corp.                                             198,884      4,276,006
KLA-Tencor Corp.                                          6,774        376,296
Linear Technology Corp. (a)                              10,278        384,603
LSI Corp. (b)                                            26,535        225,547
Maxim Integrated Products, Inc.                          10,944        347,144
Micron Technology, Inc. (b)                              25,867        296,694
National Semiconductor Corp. (a)                          9,872        259,634
Novellus Systems, Inc. (b)                                4,224        136,731
NVIDIA Corp. (b)                                         12,234        402,376
PMC-Sierra, Inc. (a)(b)                                   7,210         55,733

 14 MainStay Equity Index Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Teradyne, Inc. (b)                                        6,788   $    118,451
Texas Instruments, Inc.                                  49,805      1,711,798
Xilinx, Inc.                                             11,449        337,517
                                                                  ------------
                                                                    11,368,654
                                                                  ------------
SOFTWARE (3.1%)
Adobe Systems, Inc. (b)                                  20,295        843,460
Autodesk, Inc. (b)                                        7,968        328,839
BMC Software, Inc. (b)                                    7,048        228,144
CA, Inc.                                                 14,096        384,257
Citrix Systems, Inc. (b)                                  6,311        205,739
Compuware Corp. (b)                                      11,119        109,745
Electronic Arts, Inc. (b)                                10,638        536,262
Intuit, Inc. (b)                                         12,006        341,571
V  Microsoft Corp.                                      296,887      8,888,797
Novell, Inc. (b)                                         11,629         84,892
Oracle Corp. (b)                                        137,637      2,587,576
Symantec Corp. (b)                                       32,168        566,157
                                                                  ------------
                                                                    15,105,439
                                                                  ------------
SPECIALTY RETAIL (1.8%)
Abercrombie & Fitch Co. Class A                           3,000        244,980
AutoNation, Inc. (b)                                      5,240        107,106
AutoZone, Inc. (b)                                        1,671        222,310
Bed Bath & Beyond, Inc. (a)(b)                            9,700        395,178
Best Buy Co., Inc.                                       13,888        647,875
Circuit City Stores, Inc.                                 4,840         84,458
Gap, Inc. (The)                                          18,060        324,177
Home Depot, Inc. (The)                                   70,342      2,663,852
Limited Brands, Inc.                                     11,560        318,709
Lowe's Cos., Inc.                                        52,265      1,597,218
Office Depot, Inc. (b)                                    9,496        319,256
OfficeMax, Inc.                                           2,508        123,444
RadioShack Corp. (a)                                      4,562        132,617
Sherwin-Williams Co. (The)                                3,888        247,938
Staples, Inc.                                            24,863        616,602
Tiffany & Co. (a)                                         4,762        227,100
TJX Cos., Inc. (The)                                     15,645        436,339
                                                                  ------------
                                                                     8,709,159
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach, Inc. (b)                                          12,734        621,801
Jones Apparel Group, Inc.                                 3,853        128,652
Liz Claiborne, Inc.                                       3,488        155,983
NIKE, Inc. Class B                                       13,082        704,597
Polo Ralph Lauren Corp.                                   2,100        193,431
VF Corp.                                                  3,121        274,055
                                                                  ------------
                                                                     2,078,519
                                                                  ------------


                                                         SHARES          VALUE
THRIFTS & MORTGAGE FINANCE (1.3%)
Countrywide Financial Corp. (a)                          20,359   $    754,912
Fannie Mae                                               33,471      1,972,111
Freddie Mac                                              23,806      1,542,153
Hudson City Bancorp, Inc.                                17,200        229,104
MGIC Investment Corp.                                     2,932        180,640
Sovereign Bancorp, Inc. (a)                              12,251        297,332
Washington Mutual, Inc. (a)                              30,654      1,286,855
                                                                  ------------
                                                                     6,263,107
                                                                  ------------
TOBACCO (1.2%)
Altria Group, Inc.                                       72,244      4,979,056
Reynolds American, Inc. (a)                               5,880        377,849
UST, Inc.                                                 5,494        311,400
                                                                  ------------
                                                                     5,668,305
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS (0.0%)++
W.W. Grainger, Inc.                                       2,474        204,402
                                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL Corp.                                             12,456        780,867
Sprint Nextel Corp.                                     100,128      2,005,564
                                                                  ------------
                                                                     2,786,431
                                                                  ------------
Total Common Stocks
 (Cost $224,504,354)                                               456,443,524(i)
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (9.4%)
------------------------------------------------------------------------------
COMMERCIAL PAPER (3.8%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (c)                            $   641,913        641,913
Compass Securitization
 5.292%, due 5/23/07 (c)                                369,134        369,134
 5.294%, due 5/31/07 (c)                                364,207        364,207
Den Danske Bank
 5.276%, due 5/15/07 (c)                                857,784        857,784
Greyhawk Funding LLC
 5.30%, due 5/8/07 (c)                                  622,316        622,316
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (c)                                245,425        245,425
 5.289%, due 5/4/07 (c)                                 108,569        108,569
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (c)                                434,275        434,275
McGraw-Hill Cos., Inc. (The)
 5.21%, due 5/30/07                                  13,000,000     12,945,439
Old Line Funding LLC
 5.293%, due 5/16/07 (c)                                434,275        434,275

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   15

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (c)                             $   410,817   $    410,817
Ranger Funding
 5.293%, due 5/22/07 (c)                                325,707        325,707
Yorktown Capital LLC
 5.282%, due 5/31/07 (c)                                434,275        434,275
                                                                  ------------
Total Commercial Paper
 (Cost $18,194,136)                                                 18,194,136
                                                                  ------------

                                                         SHARES
INVESTMENT COMPANY (0.4%)
BGI Institutional Money Market Fund (c)               1,997,424      1,997,424
                                                                  ------------
Total Investment Company
 (Cost $1,997,424)                                                   1,997,424
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $456,058
 (Collateralized by Various Corporate
 Bonds and a U.S. Treasury Note, with
 rates between 0.00%-8.38% and
 maturity dates between 8/1/07-2/15/99,
 with a Principal Amount of $723,156
 and a Market Value of $476,520) (c)      $455,989                     455,989
                                                                  ------------
Total Repurchase Agreement
 (Cost $455,989)                                                       455,989
                                                                  ------------

TIME DEPOSITS (2.8%)
Abbey National PLC
 5.30%, due 5/7/07 (c)                                  868,551        868,551
Bank of America Corp.
 5.27%, due 5/18/07 (c)(d)                            1,194,257      1,194,257
Bank of Nova Scotia
 5.28%, due 5/17/07 (c)                                 759,982        759,982
Calyon
 5.31%, due 5/1/07 (c)                                2,518,797      2,518,797

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Deutsche Bank AG
 5.28%, due 5/15/07 (c)                             $   868,551   $    868,551
KBC Bank N.V.
 5.28%, due 6/5/07 (c)                                  977,120        977,120
Rabobank Nederland
 5.265%, due 5/3/07 (c)                                 759,982        759,982
Royal Bank of Scotland
 5.285%, due 5/8/07 (c)                               1,085,689      1,085,689
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (c)                                 868,551        868,551
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (c)                                 868,551        868,551
Toronto Dominion Bank
 5.28%, due 5/11/07 (c)                               1,411,395      1,411,395
UBS AG
 5.27%, due 5/4/07 (c)                                  977,120        977,120
                                                                  ------------
Total Time Deposits
 (Cost $13,158,546)                                                 13,158,546
                                                                  ------------

U.S. GOVERNMENT (2.3%)
United States Treasury Bills
 4.807%, due 7/5/07                                   9,950,000      9,864,490
 4.819%, due 7/19/07 (e)                              1,300,000      1,286,448
                                                                  ------------
Total U.S. Government
 (Cost $11,149,185)                                                 11,150,938
                                                                  ------------
Total Short-Term Investments
 (Cost $44,955,280)                                                 44,957,033
                                                                  ------------
Total Investments
 (Cost $269,459,634) (f)                                  104.6%   501,400,557(g)
Liabilities in Excess of
 Cash and Other Assets                                     (4.6)   (22,032,732)
                                                    -----------   ------------
Net Assets                                                100.0%  $479,367,825
                                                    ===========   ============

                                              CONTRACTS            UNREALIZED
                                                   LONG      APPRECIATION (H)
FUTURES CONTRACTS (0.3%)
-----------------------------------------------------------------------------
Standard & Poor's 500 Index
 Mini June 2007                                     317   $         1,308,643
                                                          -------------------
Total Futures Contracts
 (Settlement Value $23,591,140) (i)                       $         1,308,643
                                                          ===================

 16 MainStay Equity Index Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not
     limited to, forwards,TBA's, options, and futures. These
     securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
     ensure proper coverage for these transactions.
(a)  Represents a security, or a portion thereof, which is out on loan.
(b)  Non-income producing security.
(c)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(e)  Segregated as collateral for futures contracts.
(f)  The cost for federal income tax purposes is $278,594,578.
(g)  At April 30, 2007 net unrealized appreciation was
     $222,805,979, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $239,803,528 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $16,997,549.
(h)  Represents the difference between the value of the contracts at the time they were opened and the value at April 30,
     2007.
(i)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents 100.1% of net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   17

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $269,459,634) including $20,101,266
  market value of securities loaned             $501,400,557
Cash                                                  37,456
Receivables:
  Dividends and interest                             376,536
Other assets                                          14,943
                                                -------------
    Total assets                                 501,829,492
                                                -------------

LIABILITIES:
Securities lending collateral                     20,860,656
Payables:
  Fund shares redeemed                               829,564
  Transfer agent (See Note 3)                        260,068
  Variation margin on futures contracts              214,960
  NYLIFE Distributors (See Note 3)                   101,292
  Shareholder communication                           84,152
  Manager (See Note 3)                                49,355
  Professional fees                                   40,732
  Custodian                                            6,942
  Trustees                                             5,043
Accrued expenses                                       8,903
                                                -------------
    Total liabilities                             22,461,667
                                                -------------
Net assets                                      $479,367,825
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized                             $     94,078
Additional paid-in capital                       318,416,538
Accumulated undistributed net investment
  income                                           3,009,261
Accumulated net realized loss on investments
  and futures transactions                       (75,401,618)
Net unrealized appreciation on investments and
  futures contracts                              233,249,566
                                                -------------
Net assets applicable to outstanding shares     $479,367,825
                                                =============
Shares of beneficial interest outstanding (a)      9,407,750
                                                =============
Net asset value per share outstanding (a)       $      50.95
Maximum sales charge (3.00% of offering price)
  (a)                                                   1.58
                                                -------------
Maximum offering price per share outstanding
  (a)                                           $      52.53
                                                =============

(a) Adjusted to reflect the effects of the reverse stock split on December 19, 2006 (See Note 2 (C) on page 22.)

 18 MainStay Equity Index Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 4,672,890
  Interest                                           636,925
  Income from securities loaned--net                  18,611
                                                 ------------
    Total income                                   5,328,426
                                                 ------------
EXPENSES:
  Manager (See Note 3)                               600,497
  Distribution/Service (See Note 3)                  600,496
  Transfer agent (See Note 3)                        387,758
  Shareholder communication                           54,997
  Professional fees                                   54,076
  Recordkeeping                                       37,244
  Custodian                                           17,065
  Trustees                                            11,879
  Registration                                        11,394
  Miscellaneous                                       15,655
                                                 ------------
    Total expenses before waiver                   1,791,061
  Expense waiver from Manager (See Note 3)          (349,864)
                                                 ------------
    Net expenses                                   1,441,197
                                                 ------------
Net investment income                              3,887,229
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
  Security transactions                           18,164,327
  Futures transactions                               794,517
                                                 ------------
Net realized gain on investments and futures
  transactions                                    18,958,844
                                                 ------------
Net change in unrealized appreciation on:
  Security transactions                           15,449,842
  Futures contracts                                  117,894
                                                 ------------
Net change in unrealized appreciation on
  investments and futures contracts               15,567,736
                                                 ------------
Net realized and unrealized gain on investments
  and futures transactions                        34,526,580
                                                 ------------
Net increase in net assets resulting from
  operations                                     $38,413,809
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   19

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007            2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income               $  3,887,229   $   7,628,524
 Net realized gain on investments
  and futures transactions             18,958,844      29,302,818
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                 --         516,000
 Net change in unrealized
  appreciation on investments and
  futures contracts                    15,567,736      39,533,606
                                     ----------------------------
 Net increase in net assets
  resulting from operations            38,413,809      76,980,948
                                     ----------------------------

Dividends to shareholders:
 From net investment income            (7,520,264)     (6,709,434)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares         131,176          74,135
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends                          7,246,848       6,402,778
                                     ----------------------------
                                        7,378,024       6,476,913
 Cost of shares redeemed              (53,874,372)   (132,084,363)
                                     ----------------------------
   Decrease in net assets derived
    from capital share transactions   (46,496,348)   (125,607,450)
                                     ----------------------------
   Net decrease in net assets         (15,602,803)    (55,335,936)

NET ASSETS:
Beginning of period                   494,970,628     550,306,564
                                     ----------------------------
End of period                        $479,367,825   $ 494,970,628
                                     ============================
Accumulated undistributed net
 investment income at end of period  $  3,009,261   $   6,642,296
                                     ============================

 20 MainStay Equity Index Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                                                                  JANUARY 1,
                                            SIX MONTHS                                                               2003*
                                              ENDED                                                                 THROUGH
                                            APRIL 30,                    YEAR ENDED OCTOBER 31,                   OCTOBER 31,
                                              2007**             2006             2005             2004              2003
Net asset value at beginning of period       $  47.79          $  41.76         $  39.06         $  36.16          $  30.08
                                            ----------         --------         --------         --------         -----------
Net investment income                            0.42              0.73(c)          0.61(c)(d)       0.28(c)           0.19(c)
Net realized and unrealized gain (loss) on
  investments                                    3.48              5.82(c)(f)       2.51(c)          2.75(c)           5.89(c)
                                            ----------         --------         --------         --------         -----------
Total from investment operations                 3.90              6.55(c)          3.12(c)          3.03(c)           6.08(c)
                                            ----------         --------         --------         --------         -----------
Less dividends and distributions:
  From net investment income                    (0.74)            (0.52)(c)        (0.42)(c)        (0.13)(c)            --(c)
  From net realized gain on investments            --                --               --               --                --
                                            ----------         --------         --------         --------         -----------
Total dividends and distributions               (0.74)            (0.52)(c)        (0.42)(c)        (0.13)(c)            --(c)
                                            ----------         --------         --------         --------         -----------
Net asset value at end of period             $  50.95          $  47.79(c)      $  41.76(c)      $  39.06(c)       $  36.16(c)
                                            ==========         ========         ========         ========         ===========
Total investment return (a)                      8.26%(b)         15.85%(f)         7.97%            8.42%            20.23%(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.62%+            1.45%            1.40%(d)         0.73%             0.72%+
  Net expenses                                   0.60%+            0.64%            0.74%            0.96%             1.04%+
  Expenses (before waiver/reimbursement)         0.75%+            0.79%(e)         1.03%            1.02%             1.04%+
Portfolio turnover rate                             2%                5%               6%               3%                2%
Net assets at end of period (in 000's)       $479,368          $494,971         $550,307         $607,542          $646,450


                                                   YEAR ENDED
                                                  DECEMBER 31,
                                              2002             2001
Net asset value at beginning of period      $  40.91         $  48.59
                                            --------         --------
Net investment income                           0.23(c)          0.18(c)
Net realized and unrealized gain (loss) on
  investments                                  (9.53)(c)        (6.34)(c)
                                            --------         --------
Total from investment operations               (9.30)(c)        (6.16)(c)
                                            --------         --------
Less dividends and distributions:
  From net investment income                   (0.31)(c)        (0.18)(c)
  From net realized gain on investments        (1.22)           (1.34)
                                            --------         --------
Total dividends and distributions              (1.53)(c)        (1.52)(c)
                                            --------         --------
Net asset value at end of period            $  30.08(c)      $  40.91(c)
                                            ========         ========
Total investment return (a)                   (22.70%)         (12.65%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         0.59%            0.38%
  Net expenses                                  1.02%            0.97%
  Expenses (before waiver/reimbursement)        1.02%            0.97%
Portfolio turnover rate                            4%               4%
Net assets at end of period (in 000's)      $589,034         $951,662

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Unaudited.
+    Annualized.
(a)  Total return is calculated exclusive of sales charges.
(b)  Total return is not annualized.
(c)  Adjusted to reflect the cumulative effects of the reverse stock split in each period, as well as the reverse stock split on December 19, 2006. (See Note 2(C) on page 22.)
(d)  Net investment income and the ratio of net investment income includes $0.12 per share and
     0.29%, respectively as a result of a special one time dividend from Microsoft Corp.
(e)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundredth of a percent.
(f)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were $0.04 per share on net realized gains on investments, and the effect on total investment return, was 0.12%, respectively.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   21

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Equity Index Fund (the "Fund"). The Board of Trustees of the Trust approved the closure of the Fund to new investors and new share purchases effective January 1, 2002. Existing shareholders are permitted to reinvest dividends only and NYLIFE LLC will continue to honor the unconditional guarantee associated with the Fund. (See Note 10 on page 25.)

The Fund's investment objective is to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index. When formed the Fund was sub-classified as a "non-diversified" fund, which meant that it could invest a greater percentage of its assets than other funds in a particular issuer. However, due to the Fund's principal investment strategy and investment process, it has historically operated as a "diversified" fund. Therefore, the Fund will not operate as a "non-diversified" fund without first obtaining shareholder approval.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007 the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

The Fund declared a dividend of $0.7405 per share which was paid on December 19, 2006, and also underwent a reverse share split on that day. The reverse share split rate was 0.98483 per share outstanding calculated on fund shares outstanding immediately after reinvestment of dividends.

Certain amounts in the Financial Highlights and Notes to Financial Statements (See Note 9 on page 25.) have been adjusted to reflect the cumulative effects of this reverse stock split, those that occurred in each of the periods presented, and the reverse stock split that occurred in December 2006.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

 22 MainStay Equity Index Fund

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 24) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(I) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 25.)

(J) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a Subadvisor.

                                                      www.mainstayfunds.com   23

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.25% on assets up to $1.0 billion, 0.225% on assets from $1.0 billion to $3.0 billion and 0.20% on assets in excess of $3.0 billion. NYLIM has also voluntarily agreed to waive its management fee by 0.06% to 0.19% on assets up to $1.0 billion, to 0.165% on assets from $1.0 billion to $3.0 billion and to 0.14% on assets in excess of $3.0 billion.

In addition, the Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the average daily net assets of the Fund. The Manager, within three years of incurring such expenses, may recoup the amount of any management fee waiver or expense reimbursement from the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the expense limitations. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to reimburse a portion of the Funds' management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expense did not exceed 0.60% of the Fund's average daily net assets for its Class A shares. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $600,497 and waived expenses in the amount of $349,864.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

         OCTOBER 31,
   2008*       2009       2010      TOTAL
$209,184   $420,903   $205,744   $835,831
-----------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund has adopted a distribution plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Plan, the Distributor receives payments from the Fund at an annual rate of 0.25% of the Fund's average daily net assets, which is an expense of the Fund for distribution or service activities as designated by the Distributor.

The Plan provides that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) TRANSFER, DIVIDEND DISBURSING AND
SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $387,758.

(D) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

 24 MainStay Equity Index Fund

(F) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $11,035.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $37,244 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At November 30, 2006, for federal income tax purposes, capital loss carryforwards of $84,537,551 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2010                 $52,046
               2011                  29,198
               2012                   3,294
       -------------------------------------------
                                    $84,538
       -------------------------------------------

The Fund utilized $28,342,723 of capital loss carryforwards during the tax year ended November 30, 2006.

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                  2006
Distributions paid from:
  Ordinary Income                              $6,709,434
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $20,101,266. The Fund received $20,860,656 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $11,301 and $61,509, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                          SIX MONTHS ENDED   YEAR ENDED
                                             APRIL 30,       OCTOBER 31,
                                               2007*            2006
Shares sold                                         6               5(a)
------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                       151             150(a)
------------------------------------------------------------------------
                                                  157             155
Shares redeemed                                (1,106)         (2,974)(a)
------------------------------------------------------------------------
Net decrease                                     (949)         (2,819)
------------------------------------------------------------------------

*  Unaudited.

(a) Adjusted to reflect the cumulative effects of the reverse stock split in the period, as well as the reverse stock split on December 19, 2006. (See Note 2(c) on page 22.)

NOTE 10--GUARANTEE:

NYLIFE LLC ("NYLIFE"), a wholly-owned subsidiary of New York Life, will guarantee unconditionally and irrevocably pursuant to a Guaranty Agreement between NYLIFE and the Fund (the "Guarantee") that if, on the business day immediately after ten years from the date of purchase (the "Guarantee Date"), the net asset value ("NAV") of a Fund share plus the value of all dividends and distributions paid, including cumulative reinvested dividends and distri-

                                                      www.mainstayfunds.com   25
butions attributable to such share paid during that ten-year period ("Guaranteed Share"), is less than the price initially paid for the Fund share ("Guaranteed Amount"), NYLIFE will pay shareholders an amount equal to the difference between the Guaranteed Amount for each such Guaranteed share outstanding and held by shareholders as of share and the net asset value of each such of the close of business on the Guarantee Date. For the services that NYLIM and its affiliates provide to the Fund, they receive the fees described in the prospectus (see Note 3 on page 23.). Neither NYLIM nor its affiliates receive a separate fee for providing the Guarantee, although the Guarantee has been considered in connection with the annual renewal of the management fee.

NOTE 11--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay Equity Index Fund was $516,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 12--NEW ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 26 MainStay Equity Index Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

    EQUITY           VOTES        VOTES
  INDEX FUND          FOR        WITHHELD   ABSTENTIONS       TOTAL
Susan B.
 Kerley          5,702,702.236  20,161.595  11,383.000    5,734,246.831
-----------------------------------------------------------------------
Alan R.
 Latshaw         5,702,807.400  20,056.431  11,383.000    5,734,246.831
-----------------------------------------------------------------------
Peter Meenan     5,702,348.157  20,515.674  11,383.000    5,734,246.831
-----------------------------------------------------------------------
Richard H.
 Nolan, Jr.      5,703,256.249  19,607.582  11,383.000    5,734,246.831
-----------------------------------------------------------------------
Richard S.
 Trutanic        5,702,726.118  20,137.713  11,383.000    5,734,246.831
-----------------------------------------------------------------------
Roman L. Weil    5,703,144.679  19,719.152  11,383.000    5,734,246.831
-----------------------------------------------------------------------
John A.
 Weisser         5,701,259.494  21,604.337  11,383.000    5,734,246.831
-----------------------------------------------------------------------
Brian A.
 Murdock         5,702,874.129  19,989.702  11,383.000    5,734,246.831
-----------------------------------------------------------------------

This resulted in approval of the proposal.

                                                      www.mainstayfunds.com   27

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 28 MainStay Equity Index Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                      www.mainstayfunds.com   29

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 30 MainStay Equity Index Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                      www.mainstayfunds.com   31

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

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

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A10754
         (RECYCLE LOGO)       MS155-07                              MSEI10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    GOVERNMENT FUND

                    Message from the President

                    and

                    Semiannual Report

                    Unaudited

                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    GOVERNMENT FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          15
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  25
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        25
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               25
--------------------------------------------------------------------------------

Trustees and Officers                                                         26

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 4.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges       -2.28%   1.55%  2.88%   4.80%
Excluding sales charges   2.33    6.33   3.83    5.28

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                    LEHMAN BROTHERS GOVERNMENT
                                                                  MAINSTAY GOVERNMENT FUND                  BOND INDEX
                                                                  ------------------------          --------------------------
04/30/97                                                                    9550                              10000
                                                                           10556                              11105
                                                                           11131                              11820
                                                                           11206                              12055
                                                                           12402                              13440
                                                                           13241                              14451
                                                                           14505                              16080
                                                                           14423                              16184
                                                                           14995                              16972
                                                                           15029                              17014
04/30/07                                                                   15981                              18163

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges       -3.05%   0.54%  2.72%   4.52%
Excluding sales charges   1.95    5.54   3.07    4.52

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                    LEHMAN BROTHERS GOVERNMENT
                                                                  MAINSTAY GOVERNMENT FUND                  BOND INDEX
                                                                  ------------------------          --------------------------
04/30/97                                                                   10000                              10000
                                                                           10981                              11105
                                                                           11492                              11820
                                                                           11474                              12055
                                                                           12621                              13440
                                                                           13375                              14451
                                                                           14527                              16080
                                                                           14351                              16184
                                                                           14805                              16972
                                                                           14745                              17014
04/30/07                                                                   15562                              18163

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        0.95%   4.55%  3.05%   4.51%
Excluding sales charges   1.95    5.55   3.05    4.51

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                    LEHMAN BROTHERS GOVERNMENT
                                                                  MAINSTAY GOVERNMENT FUND                  BOND INDEX
                                                                  ------------------------          --------------------------
04/30/97                                                                   10000                              10000
                                                                           10981                              11105
                                                                           11492                              11820
                                                                           11474                              12055
                                                                           12621                              13440
                                                                           13375                              14451
                                                                           14527                              16080
                                                                           14351                              16184
                                                                           14805                              16972
                                                                           14726                              17014
04/30/07                                                                   15543                              18163

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 4.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98, performance of Class C and I shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C and I shares. Unadjusted, the performance shown for the newer classes of shares might have been lower.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
                          2.54%   6.84%  4.19%   5.62%

(PERFORMANCE GRAPH)

                                                                                                    LEHMAN BROTHERS GOVERNMENT
                                                                  MAINSTAY GOVERNMENT FUND                  BOND INDEX
                                                                  ------------------------          --------------------------
04/30/97                                                                   10000                              10000
                                                                           11101                              11105
                                                                           11731                              11820
                                                                           11819                              12055
                                                                           13127                              13440
                                                                           14064                              14451
                                                                           15422                              16080
                                                                           15365                              16184
                                                                           16054                              16972
                                                                           16165                              17014
04/30/07                                                                   17270                              18163

                                               SIX     ONE    FIVE     TEN
BENCHMARK PERFORMANCE                         MONTHS   YEAR   YEARS   YEARS
-------------------------------------------------------------------

Lehman Brothers(R) Government Bond Index(1)    2.27%   6.76%  4.68%   6.15%
Average Lipper general U.S. government
  fund(2)                                      1.99    6.30   3.77    5.31

1. The Lehman Brothers(R) Government Bond Index is an unmanaged index that consists of all publicly issued, nonconvertible domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government. Results assume reinvestment of all income and capital gains. The Lehman Brothers Government Bond Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Government Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY GOVERNMENT FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT           RETURNS             PAID             RETURN AND            PAID
                                        VALUE         AND EXPENSES)         DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                         $1,000           $1,023.35            $5.27            $1,019.75             $5.26
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                         $1,000           $1,019.60            $9.01            $1,016.00             $9.00
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                         $1,000           $1,019.60            $9.01            $1,016.00             $9.00
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                         $1,000           $1,025.75            $2.76            $1,022.25             $2.76
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.05% for Class A, 1.80% for Class B and Class C and 0.55% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies                                                88.2
Short-Term Investments (collateral from Security lending is                        5.1
  4.0%)
Mortgage-Backed Security                                                           4.1
Asset-Backed Security                                                              3.8
Corporate Bonds                                                                    1.7
Municipal Bond                                                                     0.6
Liabilities in Excess of Cash and Other Assets                                    (3.5)

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1. Federal National Mortgage Association, 4.00%, due 9/2/08
 2.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 4.50%, due 7/1/18
 3.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 6/1/33
 4.  Federal Home Loan Mortgage Corp., 5.25%, due
     11/5/12
 5.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 2/1/17
 6.  United States Treasury Bond, 6.25%, due 5/15/30
 7.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 4.50%, due 11/1/18
 8.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.00%, due 1/1/36
 9.  United States Treasury Bond, 8.75%, due 8/15/20
10.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 4/1/21

 8   MainStay Government Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Gary Goodenough and Joseph Portera of MacKay Shields LLC

HOW DID MAINSTAY GOVERNMENT FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Government Fund returned 2.33% for Class A shares, 1.95% for Class B shares and 1.95% for Class C shares for the six months ended April 30, 2007. Over the same period, Class I shares returned 2.54%. Class A and Class I shares outperformed--and Class B and Class C shares underperformed--the 2.27% return of the Lehman Brothers(R) Government Bond Index(1) and the 1.99% return of the average Lipper(2) general U.S. government fund for the six months ended April 30, 2007. The Lehman Brothers(R) Government Bond Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, HOW WAS THE FUND POSITIONED RELATIVE TO ITS PEERS?

In an effort to maximize yield per unit of duration in the Fund,(3) we de-emphasized Treasurys relative to our assessment of holdings in the median Lipper peer fund. Instead, we favored agency debentures and residential mortgage-backed securities as core portfolio investments. We invested around the core with no more than a 10% allocation to non-government-related securities, diversified among asset-backed securities, commercial mortgage-backed securities and corporate bonds.

During the reporting period, the U.S. economy decelerated and economic data was somewhat erratic. To avoid being misled by fluctuating and unpredictable data, which can affect the direction of interest rates, we reduced the emphasis we placed on duration posture. During the reporting period, we believe the Fund moved from a modestly shorter duration than the median Lipper peer fund to slightly longer, because the Fund was probably overweight mortgage-backed securities relative to its peers. Since the Fund's duration remained near that of the median fund, however, duration probably had little impact on the Fund's performance relative to its peers.

The Fund held a modest allocation to Treasury Inflation-Protected Securities
(TIPS) during the reporting period and the position made a negative contribution to the Fund's absolute performance.

Our analysis also indicated that the Fund may have been more biased to a flatter Treasury yield curve than its Lipper peers because the Fund had a larger commitment to longer-duration securities. As the Treasury yield curve steepened during the reporting period, this positioning may have detracted from results relative to the Fund's Lipper peers.

HOW DID YOU SEEK TO ENHANCE THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

Trading activity was modest during the reporting period. Most of the trades capitalized on the muted changes in Treasury yields that dampened interest-rate volatility. For example, we sold noncallable agency debentures to modestly increase the Fund's allocation to residential mortgage-backed securities. We also reinvested prepayments from the Fund's mortgage-backed securities in reverse mortgages insured by the Federal Housing Administration (FHA) and in a 10-year callable agency bond with a one-year lockout period. To further moderate the Fund's interest-rate sensitivity, we paired-off the Fund's remaining generic mortgage collateral against specified loan pools with better call protection or less extension risk, or the risk that duration would lengthen if interest rates rose.


Investments in the Fund are not guaranteed, even though some of the Fund's investments are guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise.
1. See footnote on page 6 for more information on the Lehman Brothers(R) Government Bond Index.
2. See footnote on page 6 for more information on Lipper, Inc.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                     www.mainstayfunds.com     9

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD AND HOW DID THEY AFFECT PERFORMANCE?

The Fund's overweight position in residential mortgage-backed securities enhanced results as interest-rate volatility fell. An underweight position in Ginnie Maes benefited performance when these bonds underperformed comparable Fannie Mae and Freddie Mac securities. The Fund held an overweight position in mortgage-backed securities backed by 15-year loans whose cash flow profiles tend to improve with a steeper yield curve.

Changes in investment-grade corporate-bond spreads(4) were minimal during the reporting period. As a result, the Fund was able to preserve the yield advantage of its higher-yielding sectors, such as subordinated agency debt, callable agency debentures, corporate bonds, commercial mortgage-backed securities and asset-backed securities. The Fund's floating-rate debt benefited from the Federal Reserve's decision to leave the federal funds target rate unchanged at 5.25%.


4. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The term may also refer to the difference in yield between two specific securities or types of securities at a given time.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Government Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM BONDS (98.4%)+
ASSET-BACKED SECURITIES (3.8%)
------------------------------------------------------------------------------
AUTOMOBILE (0.1%)
Superior Wholesale Inventory Financing Trust
 Series 2007-AE1, Class A
 5.42%, due 1/15/12 (a)                             $   200,000   $    199,998
                                                                  ------------
COMMERCIAL BANKS (0.2%)
Structured Asset Investment Loan Trust
 Series 2006-3, Class A4
 5.41%, due 6/25/36 (a)                                 485,000        483,955
                                                                  ------------

CONSUMER LOANS (0.8%)
Atlantic City Electric Transition Funding LLC
 Series 2002-1, Class A4
 5.55%, due 10/20/23                                  2,275,000      2,323,364
                                                                  ------------

CREDIT CARDS (0.5%)
Chase Issuance Trust
 Series 2006-C4, Class C4
 5.61%, due 1/15/14 (a)                               1,000,000        999,988
Citibank Credit Card Issuance Trust
 Series 2006-C4, Class C4
 5.54%, due 1/9/12 (a)                                  615,000        614,684
                                                                  ------------
                                                                     1,614,672
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Massachusetts RRB Special Purpose Trust
 Series 2001-1, Class A
 6.53%, due 6/1/15                                    4,575,722      4,788,578
                                                                  ------------

HOME EQUITY (0.6%)
Citicorp Residential Mortgage Securities, Inc.
 Series 2006-3, Class A3
 5.61%, due 11/25/36 (a)                                780,000        778,988
 Series 2006-1, Class A3
 5.706%, due 7/25/36 (a)                              1,060,000      1,061,136
                                                                  ------------
                                                                     1,840,124
                                                                  ------------
Total Asset-Backed Securities
 (Cost $10,988,153)                                                 11,250,691
                                                                  ------------

CORPORATE BONDS (1.7%)
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.1%)
Residential Capital Corp.
 6.50%, due 4/17/13                                     300,000        299,841
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
ELECTRIC (0.7%)
Kiowa Power Partners LLC
 Series B
 5.737%, due 3/30/21 (b)                            $ 2,000,000   $  1,977,160
                                                                  ------------

INSURANCE (0.5%)
Fund American Cos., Inc.
 5.875%, due 5/15/13                                  1,480,000      1,482,898
                                                                  ------------

MEDIA (0.4%)
TCI Communications, Inc.
 8.75%, due 8/1/15                                    1,075,000      1,290,100
                                                                  ------------
Total Corporate Bonds
 (Cost $5,122,005)                                                   5,049,999
                                                                  ------------

MORTGAGE-BACKED SECURITIES (4.1%)
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (4.1%)
Banc of America Commercial Mortgage, Inc.
 Series 2005-5, Class A2
 5.001%, due 10/10/45                                 2,060,000      2,049,754
Citigroup Commercial Mortgage Trust
 Series 2005-EMG, Class A1
 4.154%, due 9/20/51 (b)                              1,136,563      1,118,984
 Series 2004-C2, Class A5
 4.733%, due 10/15/41                                 2,000,000      1,932,654
Citigroup Mortgage Loan Trust, Inc.
 Series 2006-AR6, Class 1A1
 6.081%, due 8/25/36 (a)                              1,341,201      1,346,866
Credit Suisse Mortgage Capital Certificates
 Series 2006-C4, Class AJ
 5.538%, due 9/15/39 (a)                              1,550,000      1,544,724
Four Times Square Trust
 Series 2006-4TS, Class A
 5.401%, due 12/13/28 (b)                               620,000        609,859
GS Mortgage Securities Corp. II
 Series 2001-ROCK, Class A1
 6.22%, due 5/3/18 (b)                                1,906,859      1,937,421
LB-UBS Commercial Mortgage Trust
 Series 2005-C7, Class A4
 5.197%, due 11/15/30 (a)                               300,000        297,287

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
MORTGAGE-BACKED SECURITIES (CONTINUED)
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
Mortgage Equity Conversion Asset Trust
 Series 2007-FF2, Class A
 5.37%, due 2/25/42 (a)(b)(c)                       $ 1,060,000   $  1,060,000
                                                                  ------------
Total Mortgage-Backed Securities
 (Cost $12,084,840)                                                 11,897,549
                                                                  ------------

MUNICIPAL BOND (0.6%)
------------------------------------------------------------------------------
TEXAS (0.6%)
Harris County Texas Industrial Development Corp.
 Solid Waste Deer Park
 5.683%, due 3/1/23 (a)                               1,720,000      1,733,416
                                                                  ------------
Total Municipal Bond
 (Cost $1,737,326)                                                   1,733,416
                                                                  ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (88.2%)
------------------------------------------------------------------------------
FANNIE MAE
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.9%)
 Series 2006-B1, Class AB
 6.00%, due 6/25/16                                   2,566,019      2,590,554
                                                                  ------------

FANNIE MAE GRANTOR TRUST
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.1%)
 Series 2003-T1, Class B
 4.491%, due 11/25/12                                 3,865,000      3,764,663
 Series 1998-M6, Class A2
 6.32%, due 8/15/08 (d)                               2,361,450      2,378,160
                                                                  ------------
                                                                     6,142,823
                                                                  ------------
FANNIE MAE STRIP
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
 Series 360, Class 2, IO
 5.00%, due 8/1/35 (e)                                2,699,341        626,686
 Series 361, Class 2, IO
 6.00%, due 10/1/35 (e)                                 524,415        102,868
                                                                  ------------
                                                                       729,554
                                                                  ------------
FEDERAL HOME LOAN BANK (3.7%)
 5.125%, due 8/14/13                                  5,140,000      5,207,617
 5.50%, due 7/15/36                                   5,400,000      5,606,588
                                                                  ------------
                                                                    10,814,205
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORP. (4.7%)
 4.75%, due 11/17/15                                  1,615,000      1,592,455
V    5.25%, due 11/5/12                              10,900,000     10,881,372
 6.50%, due 4/1/37                                    1,360,000      1,389,086
                                                                  ------------
                                                                    13,862,913
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FEDERAL HOME LOAN MORTGAGE CORP.
 (MORTGAGE PASS-THROUGH SECURITIES) (10.9%)
 3.00%, due 8/1/10                                  $ 4,402,525   $  4,208,199
 4.312%, due 3/1/35 (a)                                 215,507        213,665
 5.00%, due 1/1/20                                    1,395,835      1,378,101
 5.00%, due 6/1/33                                    5,799,534      5,619,676
 5.00%, due 8/1/33                                    4,158,644      4,029,600
 5.00%, due 5/1/36                                    5,376,323      5,197,334
 5.50%, due 1/1/21                                    3,583,005      3,589,802
 5.50%, due 11/1/35                                   2,284,794      2,262,273
 5.50%, due 1/1/36                                    4,923,205      4,874,678
 5.50%, due 11/1/36                                     864,596        855,263
                                                                  ------------
                                                                    32,228,591
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.7%)
V    4.00%, due 9/2/08                               18,130,000     17,902,106
 6.25%, due 2/1/11                                    1,875,000      1,966,736
 6.625%, due 9/15/09                                  5,405,000      5,621,476
                                                                  ------------
                                                                    25,490,318
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (41.6%)
 3.504%, due 4/1/34 (a)                               2,885,052      2,905,318
V    4.50%, due 7/1/18                               16,197,766     15,724,891
V    4.50%, due 11/1/18                               9,770,351      9,485,117
 5.00%, due 9/1/17                                    6,155,707      6,086,977
 5.00%, due 9/1/20                                      910,109        897,719
V    5.00%, due 1/1/36                                9,751,422      9,430,469
 5.00%, due 2/1/36                                    2,966,335      2,868,703
 5.50%, due 1/1/17                                      433,554        435,265
V    5.50%, due 2/1/17                                9,909,357      9,951,218
 5.50%, due 6/1/19                                    3,172,378      3,180,976
 5.50%, due 11/1/19                                   3,139,358      3,147,866
V    5.50%, due 4/1/21                                7,133,070      7,146,005
V    5.50%, due 6/1/33                               11,510,709     11,413,249
 5.50%, due 11/1/33                                   5,137,262      5,093,766
 5.50%, due 12/1/33                                   5,602,262      5,554,829
 5.50%, due 6/1/34                                    2,066,263      2,047,441
 5.50%, due 12/1/34                                   1,205,363      1,194,383
 6.00%, due 12/1/16                                     925,378        941,558
 6.00%, due 11/1/32                                   2,729,123      2,768,092
 6.00%, due 1/1/33                                    1,863,362      1,888,326
 6.00%, due 3/1/33                                    2,215,698      2,242,446
 6.00%, due 9/1/34                                      557,113        562,862
 6.00%, due 9/1/35                                    4,811,018      4,852,900
 6.00%, due 10/1/35                                   1,333,288      1,344,534
 6.00%, due 6/1/36                                    4,988,256      5,027,100
 6.00%, due 11/1/36                                   4,907,256      4,945,469
 6.50%, due 10/1/31                                   1,279,095      1,318,931
                                                                  ------------
                                                                   122,456,410
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12   MainStay Government Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (2.2%)
 6.00%, due 8/15/32                                 $ 2,178,268   $  2,214,968
 6.00%, due 12/15/32                                  1,465,902      1,490,050

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
 6.50%, due 8/15/28                                 $   754,685   $    779,461
 6.50%, due 4/15/31                                   1,915,414      1,978,432
                                                                  ------------
                                                                     6,462,911
                                                                  ------------
HVIDE VAN OMMEREN TANKERS LLC (1.9%)
 Series I
 7.54%, due 12/14/23 (f)                              2,698,000      2,821,676
 Series II
 7.54%, due 12/14/23 (f)                              2,700,000      2,823,768
                                                                  ------------
                                                                     5,645,444
                                                                  ------------
OVERSEAS PRIVATE INVESTMENT CORP. (1.2%)
 5.142%, due 12/15/23 (f)                             3,700,000      3,678,318
                                                                  ------------
TENNESSEE VALLEY AUTHORITY (1.7%)
 4.65%, due 6/15/35 (f)                               5,605,000      5,117,926
                                                                  ------------
UNITED STATES TREASURY BONDS (6.9%)
 6.25%, due 8/15/23 (g)                                 515,000        593,819
V    6.25%, due 5/15/30 (g)                           8,265,000      9,835,350
 6.875%, due 8/15/25                                  1,410,000      1,746,086
V    8.75%, due 8/15/20 (g)                           5,860,000      8,104,655
                                                                  ------------
                                                                    20,279,910
                                                                  ------------
UNITED STATES TREASURY NOTE (1.5%)
 2.00%, due 7/15/14 T.I.P. (h)                        4,317,600      4,281,168
                                                                  ------------
Total U.S. Government & Federal Agencies
 (Cost $260,281,400)                                               259,781,045
                                                                  ------------
Total Long-Term Bonds
 (Cost $290,213,724)                                               289,712,700
                                                                  ------------

SHORT-TERM INVESTMENTS (5.1%)
------------------------------------------------------------------------------
COMMERCIAL PAPER (1.0%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (i)                                359,718        359,718
Compass Securitization
 5.292%, due 5/23/07 (i)                                206,857        206,857
 5.294%, due 5/31/07 (i)                                204,096        204,096
Den Danske Bank
 5.276%, due 5/15/07 (i)                                480,689        480,689
Greyhawk Funding LLC
 5.30%, due 5/8/07 (i)                                  348,736        348,736
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (i)                                137,533        137,533
 5.289%, due 5/4/07 (i)                                  60,840         60,840
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (i)                                243,361        243,361

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
COMMERCIAL PAPER (CONTINUED)
Old Line Funding LLC
 5.293%, due 5/16/07 (i)                            $   243,361   $    243,361
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (i)                                 230,215        230,215
Ranger Funding
 5.293%, due 5/22/07 (i)                                182,521        182,521
Yorktown Capital LLC
 5.282%, due 5/31/07 (i)                                243,361        243,361
                                                                  ------------
Total Commercial Paper
 (Cost $2,941,288)                                                   2,941,288
                                                                  ------------
FEDERAL AGENCIES (1.2%)
Federal Home Loan Bank
 (Discount Notes)
 5.06%, due 5/1/07                                      205,000        205,000
 5.13%, due 5/16/07                                   2,300,000      2,295,084
                                                                  ------------
                                                                     2,500,084
                                                                  ------------
Federal Home Loan Mortgage Corp. (Discount Note)
 5.12%, due 5/7/07                                    1,000,000        999,147
                                                                  ------------
Total Federal Agencies
 (Cost $3,499,231)                                                   3,499,231
                                                                  ------------

                                                         SHARES
INVESTMENT COMPANY (0.3%)
BGI Institutional Money Market Fund (i)               1,119,324      1,119,324
                                                                  ------------
Total Investment Company
 (Cost $1,119,324)                                                   1,119,324
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $255,568
 (Collateralized by various Corporate
 Bonds, and a U.S. Treasury Note, with
 rates between 0.00%-8.38% and maturity dates
 between 8/1/07-2/15/99,
 with a Principal Amount of $405,245
 and a Market Value of $267,034) (i)                $   255,529        255,529
                                                                  ------------
Total Repurchase Agreement
 (Cost $255,529)                                                       255,529
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 14   MainStay Government Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
TIME DEPOSITS (2.5%)
Abbey National PLC
 5.30%, due 5/7/07 (i)                              $   486,722   $    486,722
Bank of America Corp.
 5.27%, due 5/18/07 (a)(i)                              669,243        669,243

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
Bank of Nova Scotia
 5.28%, due 5/17/07 (i)                             $   425,882   $    425,882
Calyon
 5.31%, due 5/1/07 (i)                                1,411,494      1,411,494
Deutsche Bank AG
 5.28%, due 5/15/07 (i)                                 486,722        486,722
KBC Bank N.V.
 5.28%, due 6/5/07 (i)                                  547,562        547,562
Rabobank Nederland
 5.265%, due 5/3/07 (i)                                 425,882        425,882
Royal Bank of Scotland
 5.285%, due 5/8/07 (i)                                 608,403        608,403
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (i)                                 486,722        486,722
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (i)                                 486,722        486,722
Toronto Dominion Bank
 5.28%, due 5/11/07 (i)                                 790,923        790,923
UBS AG
 5.27%, due 5/4/07 (i)                                  547,562        547,562
                                                                  ------------
Total Time Deposits
 (Cost $7,373,839)                                                   7,373,839
                                                                  ------------
Total Short-Term Investments
 (Cost $15,189,211)                                                 15,189,211
                                                                  ------------
Total Investments
 (Cost $305,402,935) (j)                                  103.5%   304,901,911(k)
Liabilities in Excess of
 Cash and Other Assets                                     (3.5)   (10,356,957)
                                                    -----------   ------------
Net Assets                                                100.0%  $294,544,954
                                                    ===========   ============

(a) Floating rate. Rate shown is the rate in effect at April 30, 2007.
(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c) Fair valued security. The total market value of these securities at April 30, 2007 is $1,060,000, which reflects
     0.4% of the Fund's net assets.
(d)  ACES--Alternative Credit Enhancement Structure.
(e) Collateralized Mortgage Obligation Interest Only Strip--Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)  United States Government Guaranteed Security.
(g) Represents a security, or a portion thereof, which is out on loan.
(h) Treasury Inflation Protected Security--Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban
     Consumers.
(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)  The cost for federal income tax purposes is $305,416,361.
(k) At April 30, 2007, net unrealized depreciation was $514,450 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,477,969 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,992,419.

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 16   MainStay Government Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $305,402,935) including $11,274,482
  market value of securities loaned             $304,901,911
Cash                                                  10,828
Receivables:
  Dividends and interest                           2,321,056
  Investment securities sold                       1,297,455
  Fund shares sold                                   162,756
Other assets                                          32,762
                                                -------------
    Total assets                                 308,726,768
                                                -------------
LIABILITIES:
Securities lending collateral                     11,689,980
Payables:
  Investment securities purchased                  1,393,759
  Transfer agent (See Note 3)                        421,078
  Fund shares redeemed                               250,696
  NYLIFE Distributors (See Note 3)                   101,627
  Manager (See Note 3)                                80,569
  Shareholder communication                           68,122
  Professional fees                                   32,852
  Custodian                                            8,104
  Trustees                                             2,835
Accrued expenses                                       5,888
Dividend payable                                     126,304
                                                -------------
    Total liabilities                             14,181,814
                                                -------------
Net assets                                      $294,544,954
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    285,360
  Class B                                             67,250
  Class C                                              6,677
  Class I                                                  1
Additional paid-in capital                       337,175,380
Accumulated distributions in excess of net
  investment income                                 (155,932)
Accumulated net realized loss on investments     (42,332,758)
Net unrealized depreciation on investments          (501,024)
                                                -------------
Net assets                                      $294,544,954
                                                =============
CLASS A
Net assets applicable to outstanding shares     $233,962,771
                                                =============
Shares of beneficial interest outstanding         28,536,014
                                                =============
Net asset value per share outstanding           $       8.20
Maximum sales charge (4.50% of offering price)          0.39
                                                -------------
Maximum offering price per share outstanding    $       8.59
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 55,111,791
                                                =============
Shares of beneficial interest outstanding          6,725,037
                                                =============
Net asset value and offering price per share
  outstanding                                   $       8.20
                                                =============
CLASS C
Net assets applicable to outstanding shares     $  5,469,303
                                                =============
Shares of beneficial interest outstanding            667,727
                                                =============
Net asset value and offering price per share
  outstanding                                   $       8.19
                                                =============
CLASS I
Net assets applicable to outstanding shares     $      1,089
                                                =============
Shares of beneficial interest outstanding                132
                                                =============
Net asset value and offering price per share
  outstanding                                   $       8.25
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $7,677,702
  Income from securities loaned--net                  11,765
                                                  -----------
    Total income                                   7,689,467
                                                  -----------
EXPENSES:
  Manager (See Note 3)                               896,209
  Transfer agent--Classes A, B and C (See Note
    3)                                               599,008
  Transfer agent--Class I (See Note 3)                     1
  Distribution/Service--Class A (See Note 3)         292,155
  Service--Class B (See Note 3)                       74,477
  Service--Class C (See Note 3)                        6,787
  Distribution--Class B (See Note 3)                 223,432
  Distribution--Class C (See Note 3)                  20,360
  Professional fees                                   40,326
  Shareholder communication                           38,366
  Registration                                        32,699
  Recordkeeping                                       28,160
  Custodian                                           18,048
  Trustees                                             7,524
  Miscellaneous                                        9,016
                                                  -----------
    Total expenses before waiver                   2,286,568
  Expense waiver from Manager (See Note 3)          (474,412)
                                                  -----------
    Net expenses                                   1,812,156
                                                  -----------
Net investment income                              5,877,311
                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                      58,158
Net change in unrealized depreciation on
  investments                                        649,327
                                                  -----------
Net realized and unrealized gain on investments      707,485
                                                  -----------
Net increase in net assets resulting from
  operations                                      $6,584,796
                                                  ===========

 16   MainStay Government Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007           2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income               $  5,877,311   $ 12,389,192
 Net realized gain (loss) on
  investments                              58,158     (2,241,090)
 Net change in unrealized
  depreciation on investments             649,327      2,438,770
                                     ---------------------------
 Net increase in net assets
  resulting from operations             6,584,796     12,586,872
                                     ---------------------------
Dividends to shareholders:
 From net investment income:
   Class A                             (5,110,804)    (8,842,446)
   Class B                             (1,076,110)    (3,371,593)
   Class C                                (98,135)      (207,911)
   Class I                                    (26)          (314)
                                     ---------------------------
 Total dividends to shareholders       (6,285,075)   (12,422,264)
                                     ---------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              8,451,537     25,589,502
   Class B                              2,434,197      6,132,777
   Class C                                688,998      1,035,532
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends:
   Class A                              4,443,561      7,705,104
   Class B                                961,964      2,603,271
   Class C                                 68,491        147,250
   Class I                                     26             44
                                     ---------------------------
                                       17,048,774     43,213,480
 Cost of shares redeemed:
   Class A                            (22,504,550)   (55,002,905)
   Class B                             (8,646,726)   (34,928,672)
   Class C                               (976,065)    (3,277,586)
   Class I                                     --        (14,975)
                                     ---------------------------
                                      (32,127,341)   (93,224,138)
 Net asset value of shares converted (See Note 1):
   Class A                              3,941,667    185,002,360
   Class B                             (3,941,667)  (185,002,360)
   Decrease in net assets derived
    from capital share transactions   (15,078,567)   (50,010,658)
                                     ---------------------------
   Net decrease in net assets         (14,778,846)   (49,846,050)
NET ASSETS:
Beginning of period                   309,323,800    359,169,850
                                     ---------------------------
End of period                        $294,544,954   $309,323,800
                                     ===========================
Accumulated undistributed
  (distributions in excess of) net
  investment income at end of
  period                             $   (155,932)  $    251,832
                                     ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS A
                                            ----------------------------------------------------------------------
                                                                                                    JANUARY 1,
                                            SIX MONTHS                                                 2003*
                                              ENDED                                                   THROUGH
                                            APRIL 30,             YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                             2007***          2006         2005         2004           2003
Net asset value at beginning of period       $   8.19       $   8.18      $  8.40      $  8.42        $  8.67
                                            ----------      --------      -------      -------      -----------
Net investment income                            0.17(a)        0.33(a)      0.26         0.25           0.20
Net realized and unrealized gain (loss) on
  investments                                    0.02           0.01        (0.21)        0.05          (0.16)
                                            ----------      --------      -------      -------      -----------
Total from investment operations                 0.19           0.34         0.05         0.30           0.04
                                            ----------      --------      -------      -------      -----------
Less dividends and distributions:
  From net investment income                    (0.18)         (0.33)       (0.27)       (0.28)         (0.29)
  Return of capital                                --             --           --        (0.04)            --
                                            ----------      --------      -------      -------      -----------
Total dividends and distributions               (0.18)         (0.33)       (0.27)       (0.32)         (0.29)
                                            ----------      --------      -------      -------      -----------
Net asset value at end of period             $   8.20       $   8.19      $  8.18      $  8.40        $  8.42
                                            ==========      ========      =======      =======      ===========
Total investment return (c)                      2.33%(d)       4.26%        0.59%        3.60%          0.50%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          4.10%+         4.04%        3.09%        2.96%          2.85%+
  Net expenses                                   1.05%+         1.05%        1.05%        1.25%          1.25%+
  Expenses (before waiver)                       1.37%+         1.34%        1.34%        1.27%          1.25%+
Portfolio turnover rate                             5%            83%(e)      164%(e)      110%            99%
Net assets at end of period (in 000's)       $233,963       $239,392      $76,816      $86,516        $99,852

                                                  CLASS A
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $  8.25      $  8.19
                                            -------      -------
Net investment income                          0.32         0.39(a)(b)
Net realized and unrealized gain (loss) on
  investments                                  0.47         0.12(b)
                                            -------      -------
Total from investment operations               0.79         0.51
                                            -------      -------
Less dividends and distributions:
  From net investment income                  (0.37)       (0.39)
  Return of capital                              --        (0.06)
                                            -------      -------
Total dividends and distributions             (0.37)       (0.45)
                                            -------      -------
Net asset value at end of period            $  8.67      $  8.25
                                            =======      =======
Total investment return (c)                    9.75%        6.33%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        3.76%        4.71%(b)
  Net expenses                                 1.19%        1.17%
  Expenses (before waiver)                     1.19%        1.17%
Portfolio turnover rate                         117%         151%
Net assets at end of period (in 000's)      $92,581      $59,405

                                                                                CLASS C
                                           ----------------------------------------------------------------------------------
                                                                                           JANUARY 1,
                                           SIX MONTHS                                         2003*
                                             ENDED                                           THROUGH           YEAR ENDED
                                           APRIL 30,         YEAR ENDED OCTOBER 31,        OCTOBER 31,        DECEMBER 31,
                                            2007***        2006       2005       2004         2003          2002        2001
Net asset value at beginning of period       $ 8.18       $ 8.17     $ 8.39     $ 8.40       $  8.66       $  8.24     $ 8.18
                                           ----------     ------     ------     ------     -----------     -------     ------
Net investment income                          0.14(a)      0.26(a)    0.20       0.17          0.14          0.26       0.33(a)(b)
Net realized and unrealized gain (loss) on
  investments                                  0.02         0.02      (0.21)      0.07         (0.16)         0.46       0.12(e)
                                           ----------     ------     ------     ------     -----------     -------     ------
Total from investment operations               0.16         0.28      (0.01)      0.24         (0.02)         0.72       0.45
                                           ----------     ------     ------     ------     -----------     -------     ------
Less dividends and distributions:
  From net investment income                  (0.15)       (0.27)     (0.21)     (0.21)        (0.24)        (0.30)     (0.34)
  Return of capital                              --           --         --      (0.04)           --            --      (0.05)
                                           ----------     ------     ------     ------     -----------     -------     ------
Total dividends and distributions             (0.15)       (0.27)     (0.21)     (0.25)        (0.24)        (0.30)     (0.39)
                                           ----------     ------     ------     ------     -----------     -------     ------
Net asset value at end of period             $ 8.19       $ 8.18     $ 8.17     $ 8.39       $  8.40       $  8.66     $ 8.24
                                           ==========     ======     ======     ======     ===========     =======     ======
Total investment return (c)                    1.95%(d)     3.48%     (0.17%)     2.92%        (0.25%)(d)     8.94%      5.54%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        3.35%+       3.29%      2.34%      2.21%         2.10%+        3.01%      3.96%(b)
  Net expenses                                 1.80%+       1.80%      1.80%      2.00%         2.00%+        1.94%      1.92%
  Expenses (before waiver)                     2.12%+       2.09%      2.09%      2.02%         2.00%+        1.94%      1.92%
Portfolio turnover rate                           5%          83%(e)    164%(e)    110%           99%          117%       151%
Net assets at end of period (in 000's)       $5,469       $5,684     $7,772     $8,620       $12,385       $17,940     $9,245

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  As required, effective January 1, 2001 the Fund has adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 is shown below.

                                                                CLASS A       CLASS B       CLASS C
Decrease net investment income                                  ($0.03)       ($0.03)       ($0.03)
Increase net realized gain and unrealized gains and losses        0.03          0.03          0.03
Decrease ratio of net investment income                          (0.37%)       (0.37%)       (0.37%)

(c)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(d)  Total return is not annualized.
(e)  The portfolio turnover rate not including mortgage dollar rolls is 32% and 31% for the years ended October 31, 2006 and October 31, 2005, respectively.

 18   MainStay Government Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS B
----------------------------------------------------------------------------------------------------
                                                             JANUARY 1,
    SIX MONTHS                                                  2003*
      ENDED                                                    THROUGH              YEAR ENDED
    APRIL 30,             YEAR ENDED OCTOBER 31,             OCTOBER 31,           DECEMBER 31,
     2007***         2006          2005          2004           2003            2002          2001
     $  8.19        $  8.17      $   8.39      $   8.40       $   8.66        $   8.24      $   8.18
    ----------      -------      --------      --------      -----------      --------      --------
        0.14(a)        0.26(a)       0.20          0.17           0.14            0.26          0.33(a)(b)
        0.02           0.03         (0.21)         0.07          (0.16)           0.46          0.12(b)
    ----------      -------      --------      --------      -----------      --------      --------
        0.16           0.29         (0.01)         0.24          (0.02)           0.72          0.45
    ----------      -------      --------      --------      -----------      --------      --------
       (0.15)         (0.27)        (0.21)        (0.21)         (0.24)          (0.30)        (0.34)
          --             --            --         (0.04)            --              --         (0.05)
    ----------      -------      --------      --------      -----------      --------      --------
       (0.15)         (0.27)        (0.21)        (0.25)         (0.24)          (0.30)        (0.39)
    ----------      -------      --------      --------      -----------      --------      --------
     $  8.20        $  8.19      $   8.17      $   8.39       $   8.40        $   8.66      $   8.24
    ==========      =======      ========      ========      ===========      ========      ========
        1.95%(d)       3.60%        (0.17%)        2.92%         (0.25%)(d)       8.94%         5.54%
        3.35%+         3.29%         2.34%         2.21%          2.10%+          3.01%         3.96%(b)
        1.80%+         1.80%         1.80%         2.00%          2.00%+          1.94%         1.92%
        2.12%+         2.09%         2.09%         2.02%          2.00%+          1.94%         1.92%
           5%            83%(e)       164%(e)       110%            99%            117%          151%
     $55,112        $64,246      $274,566      $333,884       $408,180        $477,341      $411,271

                            CLASS I
    -------------------------------------------------------
                                                JANUARY 2,
    SIX MONTHS                                    2004**
      ENDED                                       THROUGH
    APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
     2007***          2006          2005           2004
      $8.24          $8.21         $8.41           $8.44
      -----          -----         -----           -----
       0.19(a)        0.35(a)       0.37            0.29
       0.02           0.03         (0.28)          (0.04)
      -----          -----         -----           -----
       0.21           0.38          0.09            0.25
      -----          -----         -----           -----
      (0.20)         (0.35)        (0.29)          (0.28)
         --             --            --              --
      -----          -----         -----           -----
      (0.20)         (0.35)        (0.29)          (0.28)
      -----          -----         -----           -----
      $8.25          $8.24         $8.21           $8.41
      =====          =====         =====           =====
       2.54%(d)       4.78%         1.08%           2.99%(d)
       4.60%+         4.52%         3.47%           3.34%+
       0.55%+         0.57%         0.67%           0.87%+
       0.95%+         0.86%         0.96%           0.89%+
          5%            83%(e)       164%(e)         110%
      $   1          $   1         $  16           $  26

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Government Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class I shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek a high level of current income, consistent with safety of principal.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $1,060,000, that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and includes gains and losses from repayments of principal on mortgage-backed securities. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable

 20   MainStay Government Fund
security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B) on page
22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) MORTGAGE DOLLAR ROLLS. The Fund enters into mortgage dollar roll ("MDR") transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Fund maintains liquid assets from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(I) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 page 23.)

(J) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be

                                                    www.mainstayfunds.com     21
maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.60% on assets up to $1 billion and 0.55% on assets in excess of $1 billion. NYLIM has also voluntarily agreed to waive a portion of its management fee by 0.10% to 0.50% on assets up to $1 billion and to 0.45% on assets in excess of $1 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.05%; Class B, 1.80%; Class C, 1.80%; and Class I, 0.40%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.05% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $896,209 and waived its fees in the amount of $474,412.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

         OCTOBER 31,
   2008      2009      2010      TOTAL
 $302,892  $643,616  $325,043  $1,271,551
 ----------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.30% of the average daily net assets of the Fund up to $1 billion and 0.275% on assets in excess of $1 billion. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $10,535 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $587, $53,688 and $791, respectively, for the six months ended April 30, 2007.

 22   MainStay Government Fund

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $599,009.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                $  176      0.0*%
--------------------------------------
Class C                   109      0.0*
--------------------------------------
Class I                 1,084     99.5
--------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $6,813.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $28,160 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $42,390,916 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2007                 $29,405
               2008                   6,930
               2012                   3,458
               2014                   2,598
       -------------------------------------------
                                    $42,391
       -------------------------------------------

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                 2006
Distributions paid from:
  Ordinary Income                             $12,422,264
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $11,274,482. The Fund received $11,689,980 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

                                                    www.mainstayfunds.com     23

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of U.S. Government securities were $10,452 and $29,047, respectively. Purchase and sales of securities, other than U.S. Government securities and short-term securities, were $4,578 and $4,892, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                 SIX MONTHS ENDED
                                  APRIL 30, 2007*
                       CLASS A   CLASS B   CLASS C   CLASS I
Shares sold             1,030       297       84        --
------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               542       117        8        --(a)
------------------------------------------------------------
                        1,572       414       92        --(a)
Shares redeemed        (2,742)   (1,122)    (119)       --
------------------------------------------------------------
Shares converted (See
  Note 1)                 481      (414)      --        --
------------------------------------------------------------
Net decrease             (689)   (1,122)     (27)       --(a)
------------------------------------------------------------

                                    YEAR ENDED
                                 OCTOBER 31, 2006
                       CLASS A   CLASS B   CLASS C   CLASS I
Shares sold             3,152       754      128        --
------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               949       320       18        --(a)
------------------------------------------------------------
                        4,101     1,074      146        --(a)
Shares redeemed        (6,771)   (4,298)    (402)       (2)
------------------------------------------------------------
Shares converted (See
  Note 1)              22,506    (22,534)     --        --
------------------------------------------------------------
Net increase
  (decrease)           19,836    (25,758)   (256)       (2)
------------------------------------------------------------

*    Unaudited.
(a)  Less than one thousand shares.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 24   MainStay Government Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

GOVERNMENT                      VOTES          VOTES
FUND                             FOR         WITHHELD    ABSTENTIONS        TOTAL
Susan B. Kerley             11,737,180.698  162,808.171   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
Alan R. Latshaw             11,742,029.979  157,958.890   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
Peter Meenan                11,745,047.716  154,941.153   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
Richard H. Nolan, Jr.       11,744,698.324  155,290.545   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
Richard S. Trutanic         11,746,002.131  153,986.738   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
Roman L. Weil               11,744,264.615  155,724.254   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
John A. Weisser             11,745,995.426  153,993.443   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------
Brian A. Murdock            11,745,405.476  154,583.393   7,893.000     11,907,881.869
--------------------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     25

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 26   MainStay Government Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999 to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 28   MainStay Government Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     29

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                               [True Blank Page]

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010717         (RECYCLE LOGO)       MS155-07                 MSG10-04/-07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    HIGH YIELD CORPORATE BOND FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    HIGH YIELD CORPORATE BOND FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          23
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 28
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  35
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        35
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               35
--------------------------------------------------------------------------------

Trustees and Officers                                                         36

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

A 2% REDEMPTION FEE WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN 60 DAYS OF PURCHASE. PERFORMANCE DATA SHOWN DOES NOT REFLECT THIS FEE, WHICH WOULD LOWER PERFORMANCE.

CLASS A SHARES--MAXIMUM 4.5% INITIAL SALES CHARGES
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        2.21%    7.08%  10.80%  7.57%
Excluding sales charges   7.03    12.13   11.82   8.07

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                               MAINSTAY HIGH YIELD CORPORATE
                                                                         BOND FUND                CREDIT SUISSE HIGH YIELD INDEX
                                                               -----------------------------      ------------------------------
04/30/97                                                                    9550                              10000
                                                                           11138                              11417
                                                                           11569                              11496
                                                                           11904                              11265
                                                                           11328                              11250
                                                                           11863                              11936
                                                                           12887                              13278
                                                                           15891                              15500
                                                                           16967                              16573
                                                                           18501                              17965
04/30/07                                                                   20744                              20237

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        1.49%    6.05%  10.72%  7.27%
Excluding sales
  charges..............   6.49    11.05   10.98   7.27

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                               MAINSTAY HIGH YIELD CORPORATE
                                                                         BOND FUND                CREDIT SUISSE HIGH YIELD INDEX
                                                               -----------------------------      ------------------------------
04/30/97                                                                   10000                              10000
                                                                           11587                              11417
                                                                           11934                              11496
                                                                           12201                              11265
                                                                           11517                              11250
                                                                           11978                              11936
                                                                           12911                              13278
                                                                           15818                              15500
                                                                           16756                              16573
                                                                           18159                              17965
04/30/07                                                                   20165                              20237

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        5.66%   10.22%  11.01%  7.28%
Excluding sales
  charges..............   6.66    11.22   11.01   7.28

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                               MAINSTAY HIGH YIELD CORPORATE
                                                                         BOND FUND                CREDIT SUISSE HIGH YIELD INDEX
                                                               -----------------------------      ------------------------------
04/30/97                                                                   10000                              10000
                                                                           11587                              11417
                                                                           11934                              11496
                                                                           12201                              11265
                                                                           11517                              11250
                                                                           11978                              11936
                                                                           12911                              13278
                                                                           15818                              15500
                                                                           16756                              16573
                                                                           18158                              17965
04/30/07                                                                   20196                              20237

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 4.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Prior to 9/1/98 (for Class C shares) and 12/31/03 (for Class I shares), performance for Class C and Class I shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C and Class I shares upon initial offer. Unadjusted, the performance shown for the new classes of shares might have been lower.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                       www.mainstayfunds.com   5

CLASS I SHARES--NO SALES CHARGES
--------------------------------------------------------------------------------

AVERAGE ANNUAL   SIX      ONE    FIVE     TEN
TOTAL RETURNS   MONTHS   YEAR    YEARS   YEARS
----------------------------------------------
                 7.14%   12.38%  12.12%  8.34%

(PERFORMANCE GRAPH)

                                                               MAINSTAY HIGH YIELD CORPORATE
                                                                         BOND FUND                CREDIT SUISSE HIGH YIELD INDEX
                                                               -----------------------------      ------------------------------
04/30/97                                                                   10000                              10000
                                                                           11695                              11417
                                                                           12154                              11496
                                                                           12551                              11265
                                                                           11958                              11250
                                                                           12568                              11936
                                                                           13664                              13278
                                                                           16912                              15500
                                                                           18131                              16573
                                                                           19817                              17965
04/30/07                                                                   22271                              20237

                                                          SIX      ONE      FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS    YEAR    YEARS    YEARS
-----------------------------------------------------------------------------------------

Credit Suisse High Yield Index(1)                         7.63%    12.65%   11.14%   7.30%
Average Lipper high current yield fund(2)                 6.61     10.76     9.25    5.52

1. The Credit Suisse High Yield Index is an unmanaged, market-weighted index that consists of publicly traded bonds rated below BBB by Standard & Poor's and below Baa by Moody's. Results assume reinvestment of all income and capital gains. The Credit Suisse High Yield Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6 MainStay High Yield Corporate Bond Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY HIGH YIELD CORPORATE BOND
FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,070.60            $5.24            $1,019.90             $5.11
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,065.45            $9.06            $1,016.15             $8.85
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,067.15            $9.07            $1,016.15             $8.85
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,071.75            $3.65            $1,021.45             $3.56
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.02% for Class A, 1.77% for Class B and Class C and 0.71% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



                                                       www.mainstayfunds.com   7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(COMPOSITION PIE CHART)

Corporate Bonds                                                                   65.1
Short-Term Investments (collateral from securities lending                        14.5
  is 2.9%)
Foreign Bonds                                                                      7.7
Loan Assignments & Participations                                                  6.5
Convertible Bonds                                                                  2.2
Common Stocks                                                                      2.1
Preferred Stocks                                                                   1.6
Yankee Bonds                                                                       1.0
Asset-Backed Securities                                                            0.9
Convertible Preferred Stocks                                                       0.6
Warrants                                                                          0.0*
Rights                                                                            0.0*
Liabilities in Excess of Cash and Other Assets                                    (2.2)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 11 for specific holdings within these categories.

  TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Calpine Corp., 8.50%, due 7/15/10
 2.  General Motors Acceptance Corp., 8.00%, due
     11/1/31
 3.  Sovereign Real Estate Investment Corp., 12.00%
 4.  INVISTA, 9.25%, due 5/1/12
 5.  General Motors Acceptance Corp., 6.75%, due
     12/1/14
 6.  Goodyear Tire & Rubber Co. (The), 11.25%, due
     3/1/11
 7.  AES Corp. (The), 9.00%, due 5/15/15
 8.  Crescent Real Estate Equities, L.P., 7.50%, due
     9/15/07
 9.  CIENA Corp., 3.75%, due 2/1/08
10.  Rainbow National Services LLC, 10.375%, due
     9/1/14

 8 MainStay High Yield Corporate Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager J. Matthew Philo, CFA, of MacKay Shields LLC

HOW DID MAINSTAY HIGH YIELD CORPORATE BOND FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay High Yield Corporate Bond Fund returned 7.03% for Class A shares, 6.49% for Class B shares and 6.66% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 7.14%. All share classes underperformed the 7.63% return of the Credit Suisse High Yield Index,(1) the Fund's broad-based securities-market index, for the six-month period. Class A, Class C and Class I shares outperformed--and Class B shares underperformed--the 6.61% return of the average Lipper(2) high current yield fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's performance relative to the Credit Suisse High Yield Index resulted from our bottom-up investment style, which focuses on individual companies to determine risk-group weightings in the context of historical yield spreads.(3) Throughout the reporting period, the Fund was underweight higher-risk bonds because we felt their yields provided insufficient compensation for the additional risks the securities entailed. This detracted from relative results, as the lowest-quality part of the high-yield market outperformed higher-quality high-yield bonds.

Since high-yield bonds reflect risks and rewards that are similar to those of equities, traditional fixed-income strategies such as yield-curve positioning, maturity structure and duration management are not the focal point of our investment process. Default rates, which we believe are the ultimate driver of high-yield returns, remained historically low during the reporting period.

HOW DID YOU POSITION THE FUND FROM AN INDUSTRY PERSPECTIVE?

Because we are bottom-up investors, the Fund's industry exposure is primarily the result of individual security selection. During the reporting period, we continued to maintain the Fund's exposure to the airline industry. In particular, the Fund's holdings included Delta Air Lines and Northwest Airlines, which were still emerging from the bankruptcy process. Over the past six months, airline bonds gave investors a turbulent ride. During the last few months of 2006, the bonds were up dramatically on expectations of industry consolidation. Since the beginning of 2007, airline merger expectations have declined and oil prices have been a drag on airline bond performance.

Because we held Delta Air Lines bonds throughout the company's restructuring, the Fund received new securities in the restructured company when it emerged from bankruptcy at the beginning of May.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund's most significant purchases during the reporting period were higher-quality high-yield bonds that we purchased to replace lower-quality holdings that were sold or tendered. In a tender, the bond holder receives cash prior to the maturity of the bond, in line with the bond's call provisions.


High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher- quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. Funds that invest in bonds are subject to credit, inflation and interest-rate risk and can lose principal value when interest rates rise.
1. See footnote on page 6 for more information on the Credit Suisse High Yield Index.
2. See footnote on page 6 for more information on Lipper Inc.
3. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.
4. Debt rated B by Standard & Poor's is deemed by Standard & Poor's to be more vulnerable to nonpayment than obligations rated BB, but it is the opinion of Standard & Poor's that the obligor currently has the capacity to meet its financial commitment on the obligation. Standard & Poor's believes that adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. Bonds rated B by Moody's Investors Service are ones that, in Moody's opinion, generally lack characteristics of the desirable investment. According to Moody's, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

                                                       www.mainstayfunds.com   9

Specifically, we favored bonds typically rated B by the rating agencies(4) with average to better-than-average asset coverage and free cash flow. We felt that these bonds provided the most attractive risk/ return profile relative to the high-yield market as a whole.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

The Fund's weightings are a result of our bottom-up security selection process. As of April 30, 2007, the Fund's portfolio remained diversified relative to the Credit Suisse High Yield Index without any industries that were significantly over- or underweight. The Fund has typically remained somewhat underweight in industries that fail to provide significant cash flow or that fail to show sufficient asset value relative to debt. Securities with these shortcomings do not fit our disciplined investment process.


The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10 MainStay High Yield Corporate Bond Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
LONG-TERM BONDS (83.4%)+
ASSET-BACKED SECURITIES (0.9%)
---------------------------------------------------------------------------------
AIRLINES (0.0%)++
Delta Air Lines, Inc.
 Series 2001-1
 7.111%, due 9/18/11                                $    630,000   $      655,200
ELECTRIC (0.8%)
AES Eastern Energy, L.P.
 Series 1999-A
 9.00%, due 1/2/17                                    17,014,926       18,929,105
 Series 1999-B
 9.67%, due 1/2/29                                    16,820,000       20,877,825
                                                                   --------------
                                                                       39,806,930
                                                                   --------------
ENTERTAINMENT (0.1%)
United Artists Theatre Circuit, Inc.
 Series 1995-A
 9.30%, due 7/1/15 (a)(b)                              2,213,946        1,992,551
                                                                   --------------
Total Asset-Backed Securities
 (Cost $36,127,648)                                                    42,454,681
                                                                   --------------

CONVERTIBLE BONDS (2.2%)
---------------------------------------------------------------------------------
AIRLINES (0.4%)
Delta Air Lines, Inc.
 2.875%, due 2/18/24 (c)(d)                            4,190,000        2,199,750
 2.875%, due 2/18/24 (d)                               7,201,000        3,780,525
 8.00%, due 6/3/23 (c)(d)                             13,575,000        7,126,875
 8.00%, due 6/3/23 (d)                                10,459,000        5,490,975
                                                                   --------------
                                                                       18,598,125
                                                                   --------------
INSURANCE (0.2%)
Conseco, Inc.
 3.50%, due 9/30/35
 (zero coupon), beginning 9/30/10 (c)(e)               9,680,000        9,317,000
                                                                   --------------
INTERNET (0.0%)++
At Home Corp.
 4.75%, due 12/15/07 (a)(b)(d))(f)                    61,533,853            6,153
                                                                   --------------

TELECOMMUNICATIONS (1.6%)
V  CIENA Corp.
 3.75%, due 2/1/08                                    41,105,000       40,591,187
Nortel Networks Corp.
 4.25%, due 9/1/08                                    34,890,000       34,584,712
                                                                   --------------
                                                                       75,175,899
                                                                   --------------
Total Convertible Bonds
 (Cost $105,238,921)                                                  103,097,177
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (65.1%)
---------------------------------------------------------------------------------
ADVERTISING (0.4%)
R.H. Donnelley, Inc.
 10.875%, due 12/15/12                              $  7,810,000   $    8,454,325
Vertis, Inc.
 9.75%, due 4/1/09 (e)                                11,185,000       11,436,662
                                                                   --------------
                                                                       19,890,987
                                                                   --------------
AEROSPACE & DEFENSE (0.8%)
BE Aerospace, Inc.
 8.875%, due 5/1/11                                    7,526,000        7,748,642
Sequa Corp.
 8.875%, due 4/1/08                                    6,565,000        6,745,537
 9.00%, due 8/1/09                                    21,540,000       22,778,550
                                                                   --------------
                                                                       37,272,729
                                                                   --------------
AGRICULTURE (0.9%)
Reynolds American, Inc.
 7.625%, due 6/1/16 (e)                               24,175,000       26,449,626
 7.75%, due 6/1/18 (e)                                17,070,000       18,949,151
                                                                   --------------
                                                                       45,398,777
                                                                   --------------
AIRLINES (1.6%)
 8.30%, due 12/15/29 (d)                              11,297,000        5,930,925
 Series B
 9.25%, due 12/27/07 (d)                               5,175,000        2,652,187
 9.25%, due 3/15/22 (d)                                9,000,000        4,635,000
 9.75%, due 5/15/21 (d)                                2,115,000        1,089,225
 10.00%, due 8/15/08 (d)                               8,195,000        4,179,450
 10.375%, due 2/1/11 (d)                               6,515,000        3,338,937
 10.375%, due 12/15/22 (d)                            15,160,000        7,807,400
Northwest Airlines, Inc.
 7.875%, due 3/15/08 (d)(f)                            3,675,000        2,848,125
 8.70%, due 9/15/07 (d)(f)                               445,000          344,875
 8.875%, due 6/1/07 (d)(f)                             1,885,000        1,460,875
 9.875%, due 9/15/07 (d)(f)                           24,655,000       19,970,550
 10.00%, due 2/1/09 (d)(f)                            24,800,600       19,344,468
                                                                   --------------
                                                                       73,602,017
                                                                   --------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   11

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
APPAREL (0.4%)
Quiksilver, Inc.
 6.875%, due 4/15/15                                $    745,000   $      726,375
Unifi, Inc.
 11.50%, due 5/15/14                                  17,650,000       17,738,250
                                                                   --------------
                                                                       18,464,625
                                                                   --------------
AUTO PARTS & EQUIPMENT (2.5%)
American Tire Distributors, Inc.
 10.75%, due 4/1/13 (e)                                3,195,000        3,258,900
Collins & Aikman Products Co.
 12.875%, due 8/15/12 (c)(d)                          29,210,000           36,512
FleetPride Corp.
 11.50%, due 10/1/14 (c)                              17,535,000       17,622,675
Goodyear Tire & Rubber Co. (The)
 6.375%, due 3/15/08                                   5,845,000        5,852,306
 8.625%, due 12/1/11 (c)                               5,510,000        5,950,800
V    11.25%, due 3/1/11                               40,235,000       43,956,737
Lear Corp.
 Series B
 8.50%, due 12/1/13 (e)                                8,480,000        8,352,800
 8.75%, due 12/1/16                                    8,045,000        7,833,819
Tenneco Automotive, Inc.
 8.625%, due 11/15/14 (e)                             14,555,000       15,464,687
 10.25%, due 7/15/13                                  10,550,000       11,565,437
                                                                   --------------
                                                                      119,894,673
                                                                   --------------
BANKS (0.2%)
Fremont General Corp.
 Series B
 7.875%, due 3/17/09 (e)                              12,785,000       12,017,900
                                                                   --------------

BUILDING MATERIALS (0.8%)
Compression Polymers Corp.
 10.50%, due 7/1/13                                   11,775,000       12,363,750
Dayton Superior Corp.
 10.75%, due 9/15/08                                  15,530,000       15,995,900
Panolam Industries International, Inc.
 10.75%, due 10/1/13 (c)(e)                           11,300,000       12,091,000
                                                                   --------------
                                                                       40,450,650
                                                                   --------------
CHEMICALS (1.5%)
Equistar Chemicals, L.P.
 7.55%, due 2/15/26                                   11,985,000       11,925,075
 10.125%, due 9/1/08                                  10,809,000       11,403,495
 10.625%, due 5/1/11                                  17,745,000       18,720,975
MacDermid, Inc.
 9.50%, due 4/15/17 (c)                                2,665,000        2,764,937
Millennium America, Inc.
 7.625%, due 11/15/26                                  8,115,000        8,013,562

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CHEMICALS (CONTINUED)
Mosaic Global Holdings, Inc.
 7.375%, due 12/1/14 (c)                            $  3,900,000   $    4,056,000
 7.625%, due 12/1/16 (c)(e)                            5,090,000        5,433,575
Reichhold Industries, Inc.
 9.00%, due 8/15/14 (c)                                3,085,000        3,212,256
Tronox Worldwide LLC/Tronox Finance Corp.
 9.50%, due 12/1/12                                    7,135,000        7,634,450
                                                                   --------------
                                                                       73,164,325
                                                                   --------------
COAL (0.2%)
Peabody Energy Corp.
 7.375%, due 11/1/16 (e)                               2,185,000        2,307,906
 7.875%, due 11/1/26                                   7,080,000        7,584,450
                                                                   --------------
                                                                        9,892,356
                                                                   --------------
COMMERCIAL SERVICES (2.5%)
Cardtronics, Inc.
 9.25%, due 8/15/13                                   12,305,000       13,012,537
Chemed Corp.
 8.75%, due 2/24/11                                   11,290,000       11,783,937
Great Lakes Dredge & Dock Corp.
 7.75%, due 12/15/13                                   7,880,000        7,781,500
iPayment, Inc.
 9.75%, due 5/15/14                                    9,345,000        9,730,481
Knowledge Learning Corp., Inc.
 7.75%, due 2/1/15 (c)                                15,965,000       15,965,000
Language Line, Inc.
 11.125%, due 6/15/12                                 16,664,000       17,913,800
Phoenix Color Corp.
 13.00%, due 2/1/09                                    6,409,000        6,441,045
Protection One Alarm Monitoring, Inc.
 Series B
 8.125%, due 1/15/09                                   5,470,000        5,470,000
Service Corp. International
 7.375%, due 10/1/14                                   6,645,000        6,910,800
 7.625%, due 10/1/18                                   6,850,000        7,252,437
Vertrue, Inc.
 9.25%, due 4/1/14                                    13,870,000       15,118,300
                                                                   --------------
                                                                      117,379,837
                                                                   --------------
COMPUTERS (0.9%)
SunGard Data Systems, Inc.
 3.75%, due 1/15/09                                      660,000          636,900
 4.875%, due 1/15/14                                  12,070,000       11,074,225
 9.125%, due 8/15/13                                  19,335,000       20,736,787
 10.25%, due 8/15/15 (e)                               9,447,000       10,391,700
                                                                   --------------
                                                                       42,839,612
                                                                   --------------

 12 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (9.2%)
Alamosa Delaware, Inc.
 11.00%, due 7/31/10                                $ 13,335,000   $   14,203,055
American Real Estate Partners, L.P./ American Real
 Estate Finance Corp.
 7.125%, due 2/15/13                                  21,155,000       20,837,675
 8.125%, due 6/1/12 (e)                               23,940,000       24,418,800
Ameripath Intermediate Holdings, Inc.
 10.65%, due 2/15/14 (c)(g)                            5,605,000        5,619,012
Cedar Brakes II LLC
 9.875%, due 9/1/13 (c)                               30,115,721       33,647,693
El Comandante Capital Corp. (Escrow Shares)
 11.75%, due 12/15/03                                 21,941,051        2,676,808
Ford Motor Credit Co.
 7.375%, due 10/28/09                                 23,190,000       23,207,949
 7.875%, due 6/15/10                                   4,890,000        4,915,976
General Motors Acceptance Corp.
V    6.75%, due 12/1/14                               46,285,000       45,644,092
V    8.00%, due 11/1/31                               67,361,000       72,300,919
Hawker Beechcraft Acquisition Co. LLC/Hawker
 Beechcraft Notes Co.
 8.50%, due 4/1/15 (c)                                 7,035,000        7,421,925
 9.75%, due 4/1/17 (c)(e)                              2,930,000        3,142,425
KAR Holdings, Inc.
 8.75%, due 5/1/14 (c)                                 1,685,000        1,731,337
 10.00%, due 5/1/15 (c)                                1,845,000        1,911,881
LaBranche & Co., Inc.
 9.50%, due 5/15/09                                   17,875,000       18,724,062
 11.00%, due 5/15/12                                  18,075,000       19,701,750
MXEnergy Holdings, Inc.
 12.901%, due 8/1/11 (c)(g)                           11,940,000       10,984,800
NSG Holdings LLC/NSG Holdings, Inc.
 7.75%, due 12/15/25 (c)                               9,185,000        9,667,212
Rainbow National Services LLC
 8.75%, due 9/1/12 (c)                                10,205,000       10,893,837
V    10.375%, due 9/1/14 (c)                          35,590,000       40,083,237
Regency Energy Partners, L.P./ Regency Energy
 Finance Corp.
 8.375%, due 12/15/13 (c)                             16,560,000       17,056,800
Ucar Finance, Inc.
 10.25%, due 2/15/12                                   9,333,000        9,822,982
UGS Corp.
 10.00%, due 6/1/12                                    8,270,000        9,014,300
Vanguard Health Holding Co. I LLC
 (zero coupon), due 10/1/15
 11.25%, beginning 10/1/09                             9,960,000        8,316,600
Vanguard Health Holding Co. II LLC
 9.00%, due 10/1/14                                   20,220,000       20,952,975
                                                                   --------------
                                                                      436,898,102
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
ELECTRIC (3.3%)
V  AES Corp. (The)
 9.00%, due 5/15/15 (c)                             $ 40,537,000   $   43,374,590
Calpine Corp.
V    8.50%, due 7/15/10 (c)                           70,400,000       73,920,000
 9.875%, due 12/1/11 (c)                              10,730,000       11,373,800
NRG Energy, Inc.
 7.25%, due 2/1/14                                    14,805,000       15,323,175
 7.375%, due 2/1/16                                    1,090,000        1,132,237
PSE&G Energy Holdings LLC
 8.625%, due 2/15/08                                   5,586,000        5,697,720
Reliant Energy Mid-Atlantic Power Holdings LLC
 Series C
 9.681%, due 7/2/26                                    3,700,000        4,292,000
Western Resources, Inc.
 7.125%, due 8/1/09                                       50,000           51,578
                                                                   --------------
                                                                      155,165,100
                                                                   --------------
ELECTRONICS (0.2%)
Fisher Scientific International, Inc.
 6.125%, due 7/1/15                                    9,505,000        9,536,794
                                                                   --------------

ENERGY--ALTERNATE SOURCES (0.0%)++
Salton Sea Funding Corp.
 Series E
 8.30%, due 5/30/11 (a)                                   19,919           21,129
                                                                   --------------

ENTERTAINMENT (1.7%)
Gaylord Entertainment Co.
 6.75%, due 11/15/14                                  11,051,000       10,968,117
 8.00%, due 11/15/13                                  12,600,000       13,104,000
Isle of Capri Casinos, Inc.
 9.00%, due 3/15/12                                    2,550,000        2,661,563
Jacobs Entertainment, Inc.
 9.75%, due 6/15/14                                   12,195,000       12,865,725
Mohegan Tribal Gaming Authority
 6.375%, due 7/15/09                                   4,910,000        4,910,000
 6.875%, due 2/15/15                                   1,345,000        1,348,363
 7.125%, due 8/15/14                                   1,050,000        1,065,750
 8.00%, due 4/1/12                                    10,925,000       11,307,375

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   13

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)
Penn National Gaming, Inc.
 6.75%, due 3/1/15                                  $ 16,230,000   $   16,108,275
 6.875%, due 12/1/11                                   5,975,000        6,012,344
Speedway Motorsports, Inc.
 6.75%, due 6/1/13                                     2,340,000        2,334,150
                                                                   --------------
                                                                       82,685,662
                                                                   --------------
ENVIRONMENTAL CONTROL (0.5%)
Geo Sub Corp.
 11.00%, due 5/15/12                                  21,865,000       22,192,975
                                                                   --------------

FOOD (1.2%)
Chiquita Brands International, Inc.
 7.50%, due 11/1/14                                   18,675,000       17,087,625
Pilgrims Pride Corp.
 7.625%, due 5/1/15                                    2,670,000        2,703,375
 8.375%, due 5/1/17 (e)                                4,375,000        4,429,688
Stater Brothers Holdings
 7.75%, due 4/15/15 (c)                               13,600,000       13,974,000
Swift & Co.
 10.125%, due 10/1/09 (e)                             17,614,000       18,186,455
                                                                   --------------
                                                                       56,381,143
                                                                   --------------
FOREST PRODUCTS & PAPER (1.9%)
Bowater, Inc.
 9.375%, due 12/15/21                                 18,841,000       18,911,654
 9.50%, due 10/15/12                                     270,000          277,425
Georgia-Pacific Corp.
 7.00%, due 1/15/15 (c)                                5,760,000        5,788,800
 7.125%, due 1/15/17 (c)                              14,855,000       14,929,275
 7.75%, due 11/15/29                                      74,000           73,630
 8.00%, due 1/15/24                                   15,193,000       15,344,930
 8.875%, due 5/15/31                                  29,615,000       31,539,975
Georgia-Pacific Corp./Timber Group
 7.25%, due 6/1/28                                     2,370,000        2,298,900
                                                                   --------------
                                                                       89,164,589
                                                                   --------------
HAND & MACHINE TOOLS (0.4%)
Baldor Electric Co.
 8.625%, due 2/15/17                                   9,015,000        9,623,513
Thermadyne Holdings Corp.
 10.50%, due 2/1/14 (e)                                7,325,000        7,434,875
                                                                   --------------
                                                                       17,058,388
                                                                   --------------
HEALTH CARE--PRODUCTS (1.2%)
CDRV Investors, Inc.
 9.86%, due 12/1/11 (c)(g)(h)                          6,215,000        6,246,075
Cooper Cos., Inc. (The)
 7.125%, due 2/15/15 (c)                               9,235,000        9,419,700

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
HEALTH CARE--PRODUCTS (CONTINUED)
Hanger Orthopedic Group, Inc.
 10.25%, due 6/1/14                                 $ 15,080,000   $   16,173,300
Invacare Corp.
 9.75%, due 2/15/15 (c)                               10,140,000       10,317,450
PTS Acquisition Corp.
 9.50%, due 4/15/15 (c)(h)                            10,670,000       10,910,075
Universal Hospital Services, Inc.
 10.125%, due 11/1/11                                  3,510,000        3,760,424
                                                                   --------------
                                                                       56,827,024
                                                                   --------------
HEALTH CARE--SERVICES (1.5%)
Ameripath, Inc.
 10.50%, due 4/1/13                                   23,005,000       25,046,694
Centene Corp.
 7.25%, due 4/1/14 (c)                                11,220,000       11,388,300
HCA, Inc.
 9.25%, due 11/15/16 (c)                              18,075,000       19,701,750
Skilled Healthcare Group, Inc.
 11.00%, due 1/15/14 (c)                               9,075,000       10,141,313
Triad Hospitals, Inc.
 7.00%, due 11/15/13                                   3,500,000        3,657,500
                                                                   --------------
                                                                       69,935,557
                                                                   --------------
HOLDING COMPANIES--DIVERSIFIED (0.3%)
ESI Tractebel Acquisition Corp.
 Class B
 7.99%, due 12/30/11                                  12,345,000       12,665,340
                                                                   --------------
HOUSEHOLD PRODUCTS & WARES (0.6%)
ACCO Brands Corp.
 7.625%, due 8/15/15                                  19,250,000       19,635,000
Jarden Corp.
 7.50%, due 5/1/17                                     9,910,000       10,145,363
                                                                   --------------
                                                                       29,780,363
                                                                   --------------
INSURANCE (1.4%)
Crum & Forster Holdings Corp.
 7.75%, due 5/1/17 (c)                                29,355,000       29,501,775
 10.375%, due 6/15/13                                 25,370,000       27,957,233
Lumbermens Mutual Casualty
 8.30%, due 12/1/37 (c)(d)                             8,525,000           74,594
 8.45%, due 12/1/97 (c)(d)                             2,575,000           22,531
 9.15%, due 7/1/26 (c)(d)                             42,123,000          368,576
USI Holdings Corp.
 9.23%, due 11/15/14 (c)(g)                            4,725,000        4,748,625
 9.75%, due 5/15/15 (c)                                3,220,000        3,284,400
                                                                   --------------
                                                                       65,957,734
                                                                   --------------

 14 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
IRON & STEEL (0.4%)
Allegheny Ludlum Corp.
 6.95%, due 12/15/25                                $ 14,390,000   $   14,839,688
Allegheny Technologies, Inc.
 8.375%, due 12/15/11                                  3,510,000        3,755,700
United States Steel Corp.
 9.75%, due 5/15/10                                    2,220,000        2,331,000
                                                                   --------------
                                                                       20,926,388
                                                                   --------------
LEISURE TIME (0.1%)
Town Sports International, Inc.
 (zero coupon), due 2/1/14
 11.00%, beginning 2/1/09                              4,230,000        3,807,000
                                                                   --------------
LODGING (1.7%)
Boyd Gaming Corp.
 6.75%, due 4/15/14                                    8,220,000        8,209,725
 7.125%, due 2/1/16                                    2,306,000        2,300,235
 7.75%, due 12/15/12                                  14,200,000       14,768,000
Mandalay Resort Group
 9.50%, due 8/1/08                                     8,670,000        9,049,313
 10.25%, due 8/1/07                                    1,030,000        1,040,300
MGM Mirage, Inc.
 9.75%, due 6/1/07                                     9,225,000        9,259,594
MTR Gaming Group, Inc.
 Series B
 9.00%, due 6/1/12                                    11,155,000       11,712,750
 9.75%, due 4/1/10                                     4,945,000        5,192,250
Park Place Entertainment Corp.
 7.00%, due 4/15/13                                    6,475,000        6,887,781
 8.875%, due 9/15/08                                   1,730,000        1,797,038
San Pasqual Casino
 8.00%, due 9/15/13 (c)                                  250,000          257,500
Seminole Hard Rock Entertainment, Inc./Seminole
 Hard Rock International LLC
 7.848%, due 3/15/14 (c)(g)                           11,650,000       11,941,250
                                                                   --------------
                                                                       82,415,736
                                                                   --------------
MEDIA (2.5%)
Dex Media East LLC
 12.125%, due 11/15/12                                 5,513,000        6,009,170
Houghton Mifflin Co.
 7.20%, due 3/15/11                                    9,530,000        9,672,950
Idearc, Inc.
 8.00%, due 11/15/16 (c)                              20,055,000       20,907,338
MediaNews Group, Inc.
 6.875%, due 10/1/13                                   6,935,000        6,310,850
Morris Publishing Group LLC
 7.00%, due 8/1/13                                    19,795,000       18,805,250

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
MEDIA (CONTINUED)
Paxson Communications Corp.
 8.606%, due 1/15/12 (c)(g)                         $ 16,465,000   $   16,794,300
 11.606%, due 1/15/13 (c)(g)                          26,350,000       27,404,000
Ziff Davis Media, Inc.
 11.36%, due 5/1/12 (g)                               12,615,000       12,615,000
                                                                   --------------
                                                                      118,518,858
                                                                   --------------
METAL FABRICATE & HARDWARE (0.7%)
Metals USA, Inc.
 11.125%, due 12/1/15                                  6,580,000        7,303,800
Mueller Group, Inc.
 10.00%, due 5/1/12                                    7,777,000        8,399,160
Neenah Foundary Co.
 9.50%, due 1/1/17                                    16,650,000       16,899,750
                                                                   --------------
                                                                       32,602,710
                                                                   --------------
MINING (0.6%)
Freeport-McMoRan Copper & Gold, Inc.
 8.25%, due 4/1/15                                     7,125,000        7,703,906
 8.375%, due 4/1/17                                   17,355,000       18,982,031
                                                                   --------------
                                                                       26,685,937
                                                                   --------------
MISCELLANEOUS--MANUFACTURING (1.0%)
Clarke American Corp.
 11.75%, due 12/15/13                                 15,180,000       18,414,858
RBS Global, Inc./Rexnord Corp.
 9.50%, due 8/1/14                                    25,630,000       27,424,100
                                                                   --------------
                                                                       45,838,958
                                                                   --------------
OIL & GAS (5.4%)
Chaparral Energy, Inc.
 8.50%, due 12/1/15                                   16,935,000       17,189,025
 8.875%, due 2/1/17 (c)(e)                            14,850,000       15,221,250
Chesapeake Energy Corp.
 6.50%, due 8/15/17                                   34,820,000       34,645,900
 6.625%, due 1/15/16                                   7,560,000        7,673,400
 6.875%, due 11/15/20                                  3,400,000        3,425,500
Colorado Interstate Gas Co.
 5.95%, due 3/15/15                                   11,080,000       11,189,836
Energy Partners, Ltd.
 10.48%, due 4/15/13 (c)(g)                           12,130,000       12,327,113
Forest Oil Corp.
 8.00%, due 12/15/11                                   7,482,000        7,837,395
Hilcorp Energy I, L.P./Hilcorp Finance Co.
 7.75%, due 11/1/15 (c)                               11,605,000       11,663,025
 9.00%, due 6/1/16 (c)(e)                             12,185,000       13,037,950
Mariner Energy, Inc.
 7.50%, due 4/15/13                                   17,985,000       17,850,113
Newfield Exploration Co.
 6.625%, due 4/15/16                                   4,245,000        4,266,225

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   15

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
Parker Drilling Co.
 9.625%, due 10/1/13                                $  9,710,000   $   10,535,350
Petroquest Energy, Inc.
 10.375%, due 5/15/12                                  3,880,000        4,074,000
Pogo Producing Co.
 6.875%, due 10/1/17                                  28,760,000       28,184,800
Venoco, Inc.
 8.75%, due 12/15/11                                   6,289,000        6,414,780
Vintage Petroleum, Inc.
 8.25%, due 5/1/12                                    25,580,000       26,604,684
Whiting Petroleum Corp.
 7.00%, due 2/1/14                                    12,070,000       11,738,075
 7.25%, due 5/1/13                                     5,875,000        5,757,500
Williams Cos., Inc.
 7.125%, due 9/1/11                                    4,745,000        4,982,250
                                                                   --------------
                                                                      254,618,171
                                                                   --------------
OIL & GAS SERVICES (0.7%)
Allis-Chalmers Energy, Inc.
 8.50%, due 3/1/17                                     8,765,000        8,808,825
 9.00%, due 1/15/14                                   14,270,000       14,698,100
Complete Production Services, Inc.
 8.00%, due 12/15/16 (c)                              11,850,000       12,249,938
                                                                   --------------
                                                                       35,756,863
                                                                   --------------
PACKAGING & CONTAINERS (1.8%)
Berry Plastics Holding Corp.
 8.875%, due 9/15/14 (c)                               6,965,000        7,173,950
Owens-Brockway Glass Container, Inc.
 7.75%, due 5/15/11                                       45,000           46,575
 8.25%, due 5/15/13                                    5,710,000        6,024,050
 8.75%, due 11/15/12                                  10,250,000       10,800,938
 8.875%, due 2/15/09                                  36,533,000       37,263,660
Owens-Illinois, Inc.
 8.10%, due 5/15/07                                   24,865,000       24,865,000
                                                                   --------------
                                                                       86,174,173
                                                                   --------------
PIPELINES (2.7%)
ANR Pipeline Co.
 7.375%, due 2/15/24                                   2,555,000        2,942,583
 9.625%, due 11/1/21                                  20,721,000       28,097,220
El Paso Natural Gas Co.
 7.50%, due 11/15/26                                   2,835,000        3,219,670
 7.625%, due 8/1/10                                    8,175,000        8,511,197
 8.375%, due 6/15/32                                  11,060,000       13,812,723
MarkWest Energy Partners, L.P./ MarkWest Energy
 Finance Corp.
 Series B
 6.875%, due 11/1/14                                   5,525,000        5,428,313
 8.50%, due 7/15/16                                   19,610,000       20,590,500

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
PIPELINES (CONTINUED)
Pacific Energy Partners, L.P./Pacific Energy
 Finance Corp.
 7.125%, due 6/15/14                                $  5,940,000   $    6,186,035
Southern Natural Gas Co.
 7.35%, due 2/15/31                                    2,130,000        2,393,826
 8.00%, due 3/1/32                                     1,420,000        1,709,809
Tennessee Gas Pipeline Co.
 7.625%, due 4/1/37                                   30,840,000       36,056,432
                                                                   --------------
                                                                      128,948,308
                                                                   --------------
REAL ESTATE (2.2%)
Chukchansi Economic Development Authority
 8.00%, due 11/15/13 (c)                               6,480,000        6,714,900
Crescent Real Estate Equities, L.P.
V    7.50%, due 9/15/07                               42,142,000       42,247,355
 9.25%, due 4/15/09                                       25,000           25,563
Host Hotels & Resorts, L.P.
 6.875%, due 11/1/14                                   6,500,000        6,654,375
Host Marriott, L.P.
 Series Q
 6.75%, due 6/1/16                                     6,985,000        7,098,506
Omega Healthcare Investors, Inc.
 7.00%, due 4/1/14                                    19,305,000       19,570,444
Trustreet Properties, Inc.
 7.50%, due 4/1/15                                    19,240,000       20,969,849
                                                                   --------------
                                                                      103,280,992
                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (0.2%)
American Real Estate Partners, L.P.
 7.125%, due 2/15/13 (c)                              10,000,000        9,850,000
                                                                   --------------

RETAIL (2.7%)
Harry & David Holdings, Inc.
 9.00%, due 3/1/13                                     8,265,000        8,636,925
OSI Restaurant Partners, Inc.
 9.625%, due 5/15/15 (c)                              10,545,000       10,848,169
Rite Aid Corp.
 7.50%, due 1/15/15 (e)                               19,465,000       19,854,300
 7.50%, due 3/1/17 (e)                                11,280,000       11,251,800
 8.125%, due 5/1/10                                      495,000          511,088
 8.625%, due 3/1/15                                   19,955,000       19,456,125
 9.25%, due 6/1/13 (e)                                 1,450,000        1,475,375
Sbarro, Inc.
 10.375%, due 2/1/15 (c)                               2,665,000        2,791,588

 16 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
RETAIL (CONTINUED)
Star Gas Partners, L.P./Star Gas Finance Co.
 Series B
 10.25%, due 2/15/13                                $ 28,144,000   $   29,973,360
Toys "R" Us, Inc.
 7.625%, due 8/1/11                                   22,695,000       22,014,150
                                                                   --------------
                                                                      126,812,880
                                                                   --------------
SOFTWARE (0.5%)
Serena Software, Inc.
 10.375%, due 3/15/16                                  4,400,000        4,779,500
SS&C Technologies, Inc.
 11.75%, due 12/1/13                                  15,440,000       17,427,900
                                                                   --------------
                                                                       22,207,400
                                                                   --------------
TELECOMMUNICATIONS (4.3%)
Centennial Cellular Operating Co./ Centennial
 Communications Corp.
 10.125%, due 6/15/13                                 17,770,000       19,191,600
Dobson Cellular Systems, Inc.
 8.375%, due 11/1/11                                   3,775,000        4,025,094
 Series B
 8.375%, due 11/1/11                                   8,070,000        8,604,638
 9.875%, due 11/1/12                                   8,605,000        9,400,963
GCI, Inc.
 7.25%, due 2/15/14                                    6,635,000        6,635,000
Intelsat Corp.
 9.00%, due 6/15/16                                   10,900,000       11,949,125
iPCS, Inc.
 7.48%, due 5/1/13 (c)(g)                              4,005,000        4,025,025
Lucent Technologies, Inc.
 5.50%, due 11/15/08 (e)                               8,959,000        8,914,205
 6.45%, due 3/15/29                                   43,241,000       39,349,310
 6.50%, due 1/15/28                                   15,100,000       13,741,000
PanAmSat Corp.
 9.00%, due 8/15/14                                    6,243,000        6,742,440
Qwest Communications International, Inc.
 7.25%, due 2/15/11                                   12,620,000       12,935,500
 Series B
 7.50%, due 2/15/14                                   18,105,000       18,693,413
Qwest Corp.
 5.625%, due 11/15/08                                  1,420,000        1,420,000
 7.20%, due 11/10/26 (e)                               6,685,000        6,801,988
 7.50%, due 10/1/14                                    6,400,000        6,768,000
 7.50%, due 6/15/23 (e)                                  335,000          341,700
 8.875%, due 3/15/12                                  13,755,000       15,199,275
 8.875%, due 6/1/31                                   10,218,000       10,652,265
                                                                   --------------
                                                                      205,390,541
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
TEXTILES (1.0%)
V  INVISTA
 9.25%, due 5/1/12 (c)                              $ 43,530,000   $   46,250,625
                                                                   --------------

TRUCKING & LEASING (0.5%)
Greenbrier Cos., Inc.
 8.375%, due 5/15/15                                  12,835,000       12,706,650
Interpool, Inc.
 6.00%, due 9/1/14                                    10,595,000       10,833,388
                                                                   --------------
                                                                       23,540,038
                                                                   --------------
Total Corporate Bonds
 (Cost $2,968,649,163)                                              3,088,163,966
                                                                   --------------

FOREIGN BONDS (7.7%)
---------------------------------------------------------------------------------
BUILDING MATERIALS (0.1%)
Ainsworth Lumber Co., Ltd.
 9.35%, due 4/1/13 (g)                                 7,495,000        5,546,300
                                                                   --------------

CHEMICALS (0.2%)
Nova Chemicals Corp.
 8.502%, due 11/15/13 (g)                              9,020,000        9,177,850
                                                                   --------------

COMMERCIAL SERVICES (0.4%)
Quebecor World, Inc.
 9.75%, due 1/15/15 (c)                               17,140,000       18,082,700
                                                                   --------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Digicel, Ltd.
 9.25%, due 9/1/12 (c)                                12,255,000       13,020,938
Galaxy Entertainment Finance Co., Ltd.
 9.875%, due 12/15/12 (c)(e)                           7,725,000        8,458,875
                                                                   --------------
                                                                       21,479,813
                                                                   --------------
ELECTRONICS (0.9%)
NXP B.V./NXP Funding LLC
 7.875%, due 10/15/14 (c)                             31,445,000       32,702,800
 9.50%, due 10/15/15 (c)(e)                            8,340,000        8,757,000
                                                                   --------------
                                                                       41,459,800
                                                                   --------------
FOREST PRODUCTS & PAPER (0.1%)
Bowater Canada Finance
 7.95%, due 11/15/11                                   5,740,000        5,610,850
                                                                   --------------

MEDIA (1.3%)
CanWest Media, Inc.
 8.00%, due 9/15/12                                   14,415,455       14,956,035
Quebecor Media, Inc.
 7.75%, due 3/15/16                                   19,695,000       20,679,750
Shaw Communications, Inc.
 7.50%, due 11/20/13                                C$22,825,000       22,845,976

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   17

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
FOREIGN BONDS (CONTINUED)
---------------------------------------------------------------------------------
MEDIA (CONTINUED)
Sun Media Corp.
 7.625%, due 2/15/13                                $     40,000   $       41,100
Videotron Ltee
 6.875%, due 1/15/14                                   2,411,000        2,441,138
                                                                   --------------
                                                                       60,963,999
                                                                   --------------
PHARMACEUTICALS (0.2%)
Angiotech Pharmaceuticals, Inc.
 7.75%, due 4/1/14 (e)                                 1,850,000        1,706,625
 9.11%, due 12/1/13 (c)(g)                             7,955,000        8,153,875
                                                                   --------------
                                                                        9,860,500
                                                                   --------------
RETAIL (0.8%)
Jafra Cosmetics International, Inc./ Distribuidora
 Comercial Jafra S.A. de C.V.
 10.75%, due 5/15/11                                  11,873,000       12,511,174
Jean Coutu Group PJC, Inc. (The)
 8.50%, due 8/1/14                                    25,870,000       28,004,275
                                                                   --------------
                                                                       40,515,449
                                                                   --------------
SEMICONDUCTORS (0.2%)
MagnaChip Semiconductor S.A./ MagnaChip
 Semiconductor Finance Co.
 8.605%, due 12/15/11 (e)(g)                           8,975,000        7,808,250
                                                                   --------------
TELECOMMUNICATIONS (2.7%)
Inmarsat Finance PLC
 (zero coupon), due 11/15/12
 10.375%, beginning 11/15/08                          22,335,000       21,218,250
Intelsat Subsidiary Holding Co., Ltd.
 8.25%, due 1/15/13                                   19,360,000       20,134,400
Millicom International Cellular S.A.
 10.00%, due 12/1/13                                  26,360,000       28,930,100
MobiFon Holdings B.V.
 12.50%, due 7/31/10                                  13,425,000       14,482,219
Nortel Networks, Ltd.
 10.75%, due 7/15/16 (c)(e)                           16,380,000       18,427,500
Rogers Cantel, Inc.
 9.625%, due 5/1/11                                   19,770,000       22,636,650
Rogers Wireless, Inc.
 8.00%, due 12/15/12                                   2,930,000        3,127,775
Satelites Mexicanos S.A. de C.V.
 14.099%, due 11/30/11 (g)                             1,926,800        2,015,915
                                                                   --------------
                                                                      130,972,809
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
TRANSPORTATION (0.4%)
Grupo Transportacion Ferroviaria Mexicana S.A. de
 C.V.
 12.50%, due 6/15/12                                $ 16,270,000   $   17,376,360
                                                                   --------------
Total Foreign Bonds
 (Cost $350,107,526)                                                  368,854,680
                                                                   --------------

LOAN ASSIGNMENTS & PARTICIPATIONS (6.5%) (i)
---------------------------------------------------------------------------------
AUTO MANUFACTURERS (0.5%)
Navistar International Corp.
 Term Loan B
 8.60%, due 1/19/12                                   17,600,000       17,823,661
 Revolver
 8.61%, due 1/19/12                                    6,400,000        6,481,331
                                                                   --------------
                                                                       24,304,992
                                                                   --------------
CHEMICALS (0.5%)
Talecris Biotherapeutics, Inc.
 1st Lien Term Loan
 8.86%, due 12/6/14                                    7,481,250        7,523,332
 2nd Lien Term Loan
 11.86%, due 12/6/14                                  14,995,000       15,444,850
                                                                   --------------
                                                                       22,968,182
                                                                   --------------
HEALTH CARE--SERVICES (0.7%)
HCA, Inc.
 Term Loan B
 7.60%, due 11/18/13                                  31,720,500       32,038,942
                                                                   --------------

MEDIA (0.6%)
Nielsen Finance LLC
 Dollar Term Loan
 7.61%, due 8/9/13                                    29,869,900       30,109,486
                                                                   --------------

MINING (0.4%)
BHM Technologies LLC
 1st Lien Term Loan
 8.352%, due 7/21/13                                  21,900,766       20,860,480
                                                                   --------------

PHARMACEUTICALS (0.2%)
Warner Chilcott Corp.
 Dovonex Delayed Draw Term Loan
 7.35%, due 1/18/12                                    1,294,768        1,297,681
 Tranche B Term Loan
 7.35%, due 1/18/12                                    8,107,883        8,141,182
                                                                   --------------
                                                                        9,438,863
                                                                   --------------

 18 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
LOAN ASSIGNMENTS & PARTICIPATIONS (CONTINUED)
---------------------------------------------------------------------------------
REAL ESTATE (1.5%)
Building Materials Corp. of America
 2nd Lien Term Loan
 11.125%, due 9/15/14                               $ 11,830,000   $   11,691,979
Green Valley Loan Agreement, Series B
 1st Lien Term Loan B
 7.36%, due 2/16/14                                    5,545,727        5,571,476
LNR Property Corp.
 Term Loan A1
 8.103%, due 7/12/11                                   2,830,000        2,833,538
 Initial Tranche B Term Loan
 8.11%, due 7/12/11                                   25,475,000       25,579,626
Rental Services Corp.
 2nd Lien Term Loan
 8.857%, due 12/2/13                                  11,185,000       11,341,590
Riverdeep Interactive Learning USA, Inc.
 Bridge Loan
 11.55%, due 12/20/13                                  8,840,000        8,795,800
Town Sports International, Inc.
 Term Loan B
 7.125%, due 2/27/14                                   6,860,000        6,877,150
                                                                   --------------
                                                                       72,691,159
                                                                   --------------
RETAIL (1.2%)
Michaels Stores, Inc.
 Term Loan B
 8.125%, due 10/31/13                                 22,812,552       22,964,643
Neiman Marcus Group, Inc. (The)
 Term Loan B
 7.346%, due 4/6/13                                   12,825,316       12,930,523
Toys "R" Us (Delaware), Inc.
 Term Loan
 10.345%, due 1/19/13                                 18,220,000       18,342,420
                                                                   --------------
                                                                       54,237,586
                                                                   --------------
SOFTWARE (0.5%)
SunGard Data Systems, Inc.
 Term Loan
 7.36%, due 2/28/14                                   24,978,248       25,171,829
                                                                   --------------

TELECOMMUNICATIONS (0.4%)
Qwest Corp.
 Term Loan B
 6.95%, due 6/30/10                                   18,000,000       18,472,500
                                                                   --------------
Total Loan Assignments & Participations
 (Cost $307,517,331)                                                  310,294,019
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
YANKEE BONDS (1.0%) (j)
---------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.5%)
Abitibi-Consolidated, Inc.
 8.85%, due 8/1/30 (e)                              $  8,217,000   $    7,272,045
Smurfit Capital Funding PLC
 7.50%, due 11/20/25                                  18,045,000       18,496,125
                                                                   --------------
                                                                       25,768,170
                                                                   --------------
INSURANCE (0.3%)
Fairfax Financial Holdings, Ltd.
 7.375%, due 4/15/18 (e)                               6,117,000        5,895,259
 7.75%, due 7/15/37 (e)                                4,810,000        4,605,575
 8.30%, due 4/15/26 (e)                                2,375,000        2,404,688
                                                                   --------------
                                                                       12,905,522
                                                                   --------------
TELECOMMUNICATIONS (0.2%)
Nortel Networks Corp.
 6.875%, due 9/1/23                                    3,000,000        2,808,750
Rogers Cantel, Inc.
 9.75%, due 6/1/16                                     3,660,000        4,648,200
                                                                   --------------
                                                                        7,456,950
                                                                   --------------
Total Yankee Bonds
 (Cost $37,934,844)                                                    46,130,642
                                                                   --------------
Total Long-Term Bonds
 (Cost $3,805,575,433)                                              3,958,995,165
                                                                   --------------

                                                          SHARES            VALUE
COMMON STOCKS (2.1%)
---------------------------------------------------------------------------------
AGRICULTURE (0.0%)++
North Atlantic Trading Co., Inc. (a)(b)(k)(l)              2,156   $           22
                                                                   --------------

BUILDING MATERIALS (0.0%)++
Ainsworth Lumber Co., Ltd.(e)                             89,900          680,543
                                                                   --------------

COMMERCIAL SERVICES (0.0%)++
Dinewise, Inc. (a)(b)(k)                               8,434,374           84,344
                                                                   --------------

HOLDING COMPANIES--DIVERSIFIED (0.0%)++
TLC Beatrice International Holdings (a)(b)(k)             25,000           25,000
                                                                   --------------

MEDIA (0.3%)
Adelphia Contingent Value Vehicle (a)(b)              15,507,390          155,074
CBS Corp. Class B                                        380,200       12,078,954
Digital On-Demand (a)(b)(k)                            1,095,395           10,954
                                                                   --------------
                                                                       12,244,982
                                                                   --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   19


                                                          SHARES            VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
PIPELINES (0.3%)
Williams Cos., Inc. (The)                                418,900   $   12,357,550
                                                                   --------------
RETAIL (0.3%)
Star Gas Partners, L.P. (e)(k)                         3,121,050       12,671,463
                                                                   --------------
SOFTWARE (0.1%)
QuadraMed Corp. (a)(k)                                 2,174,556        6,828,106
                                                                   --------------

TELECOMMUNICATIONS (1.1%)
Loral Space & Communications, Ltd. (e)(k)                463,589       22,238,364
Neon Communications Group, Inc. (b)(k)(l)              4,694,250       16,101,277
Remote Dynamics, Inc.(k)                                 358,615            1,237
Sprint Nextel Corp.                                      804,300       16,110,129
                                                                   --------------
                                                                       54,451,007
                                                                   --------------
Total Common Stocks
 (Cost $113,927,728)                                                   99,343,017
                                                                   --------------

CONVERTIBLE PREFERRED STOCKS (0.6%)
---------------------------------------------------------------------------------
SOFTWARE (0.6%)
QuadraMed Corp.
 5.50% (a)(c)(k)                                         950,000       27,075,000
                                                                   --------------

TELECOMMUNICATIONS (0.0%)++
Neon Communications Group, Inc.
 6.00% (a)(b)(k)                                         572,843        2,105,198
                                                                   --------------
Total Convertible Preferred Stocks
 (Cost $24,367,654)                                                    29,180,198
                                                                   --------------
PREFERRED STOCKS (1.6%)
---------------------------------------------------------------------------------
MEDIA (0.3%)
Haights Cross Communications, Inc.
 16.00% (a)(l)                                           397,662       15,309,987
Ziff Davis Holdings, Inc.
 11.356% (a)(g)                                            4,240          106,000
                                                                   --------------
                                                                       15,415,987
                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
V  Sovereign Real Estate Investment Corp.
 12.00% (a)(c)                                            31,193       46,399,587
                                                                   --------------


                                                          SHARES            VALUE
TELECOMMUNICATIONS (0.3%)
Loral Skynet Corp.
 12.00% Series A (e)(h)                                   61,945   $   12,814,872
                                                                   --------------
Total Preferred Stocks
 (Cost $60,744,628)                                                    74,630,446
                                                                   --------------
                                                       NUMBER OF
                                                          RIGHTS
RIGHTS (0.0%)++
---------------------------------------------------------------------------------
AIRLINES (0.0%)++
Northwest Airlines, Inc. (b)(k)                          173,969            1,740
                                                                   --------------
Total Rights
 (Cost $0)                                                                  1,740
                                                                   --------------
                                                       NUMBER OF
                                                        WARRANTS            VALUE
WARRANTS (0.0%)++
---------------------------------------------------------------------------------
MEDIA (0.0%)++
Haights Cross Communications, Inc.
 Strike Price $0.001
 Expire 12/10/11 (a)(b)(k)(l)                                433                4
 Preferred Class A
 Strike Price $0.001
 Expire 12/10/11 (a)(b)(k)(l)                            409,300            4,093
Ziff Davis Holdings, Inc.
 Strike Price $0.001
 Expire 8/12/12 (b)(k)                                   777,370            7,774
                                                                   --------------
Total Warrants
 (Cost $11,393)                                                            11,871
                                                                   --------------
                                                       PRINCIPAL
                                                          AMOUNT
SHORT-TERM INVESTMENTS (14.5%)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (4.5%)
American General Finance Corp.
 5.25%, due 5/2/07                                  $ 39,065,000       39,059,303
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (m)                               4,173,258        4,173,258
Compass Securitization
 5.292%, due 5/23/07 (m)                               2,399,844        2,399,844
 5.294%, due 5/31/07 (m)                               2,367,813        2,367,813
Den Danske Bank
 5.276%, due 5/15/07 (m)                               5,576,697        5,576,697
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                    23,880,000       23,880,000
General Electric Capital Corp.
 5.23%, due 5/7/07                                    40,000,000       39,965,133

 20 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Greyhawk Funding LLC
 5.30%, due 5/8/07 (m)                              $  4,045,848   $    4,045,848
Harvard University
 5.19%, due 5/21/07                                   20,000,000       19,942,333
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (m)                               1,595,579        1,595,579
 5.289%, due 5/4/07 (m)                                  705,837          705,837
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (m)                               2,823,346        2,823,346
Old Line Funding LLC
 5.293%, due 5/16/07 (m)                               2,823,346        2,823,346
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (m)                                2,670,834        2,670,834
Prudential Funding LLC
 5.23%, due 5/3/07                                     8,535,000        8,532,520
Ranger Funding
 5.293%, due 5/22/07 (m)                               2,117,510        2,117,510
Toyota Motor Credit Corp.
 5.235%, due 5/11/07                                  50,000,000       49,927,292
Yorktown Capital LLC
 5.282%, due 5/31/07 (m)                               2,823,346        2,823,346
                                                                   --------------
Total Commercial Paper
 (Cost $215,429,839)                                                  215,429,839
                                                                   --------------

                                                          SHARES
INVESTMENT COMPANIES (1.4%)
BGI Institutional Money
 Market Fund (m)                                      12,985,806       12,985,806
Merrill Lynch Funds--Premier Institutional Money
 Market Fund                                          53,659,998       53,659,998
                                                                   --------------
Total Investment Companies
 (Cost $66,645,804)                                                    66,645,804
                                                                   --------------
                                                       PRINCIPAL
                                                          AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $2,964,959
 (Collateralized by various Corporate Bonds
 and a U.S. Treasury Note, with rates
 between 0.00%-8.38% and maturity
 dates between 8/1/07-2/15/99, with a
 Principal Amount of $4,701,437 and a
 Market Value of $3,097,990) (m)                    $  2,964,513        2,964,513
                                                                   --------------
Total Repurchase Agreement
 (Cost $2,964,513)                                                      2,964,513
                                                                   --------------
TIME DEPOSITS (1.8%)
Abbey National PLC
 5.30%, due 5/7/07 (m)                                 5,646,692        5,646,692
Bank of America Corp.
 5.27%, due 5/18/07 (g)(m)                             7,764,202        7,764,202
Bank of Nova Scotia
 5.28%, due 5/17/07 (m)                                4,940,856        4,940,856
Calyon
 5.31%, due 5/1/07 (m)                                16,375,408       16,375,408
Deutsche Bank AG
 5.28%, due 5/15/07 (m)                                5,646,692        5,646,692
KBC Bank N.V.
 5.28%, due 6/5/07 (m)                                 6,352,529        6,352,529
Rabobank Nederland
 5.265%, due 5/3/07 (m)                                4,940,856        4,940,856
Royal Bank of Scotland
 5.285%, due 5/8/07 (m)                                7,058,365        7,058,365
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (m)                                5,646,692        5,646,692
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (m)                                5,646,692        5,646,692
Toronto Dominion Bank
 5.28%, due 5/11/07 (m)                                9,175,875        9,175,875
UBS AG
 5.27%, due 5/4/07 (m)                                 6,352,529        6,352,529
                                                                   --------------
Total Time Deposits
 (Cost $85,547,388)                                                    85,547,388
                                                                   --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   21

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
U.S. GOVERNMENT (6.7%)
U.S. Treasury Bills
 4.825%, due 5/24/07 (e)                            $280,000,000   $  279,136,862
 4.832%, due 5/24/07 (e)                              40,000,000       39,876,503
                                                                   --------------
Total U.S. Government
 (Cost $319,013,365)                                                  319,013,365
                                                                   --------------
Total Short-Term Investments
 (Cost $689,600,909)                                                  689,600,909
                                                                   --------------
Total Investments
 (Cost $4,694,227,745) (n)                                 102.2%   4,851,763,346(o)
Liabilities in Excess of
 Cash and Other Assets                                      (2.2)    (102,327,607)
                                                    ------------   --------------
Net Assets                                                 100.0%  $4,749,435,739
                                                    ============   ==============

++   Less than one-tenth of a percent.
(a)  Illiquid security. The total market value of these
     securities at April 30, 2007 is $102,800,010, which
     represents 2.2% of the Fund's net assets.
(b)  Fair valued security. The total market value of these
     securities at April 30, 2007 is $23,170,992, which reflects
     0.5% of the Fund's net assets.
(c)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(d)  Issue in default.
(e)  Represents a security, or a portion thereof, which is out on loan.
(f)  Issuer in bankruptcy.
(g)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(h)  PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(i)  Floating Rate Loan--generally pays interest at rates which are periodically re-determined at a margin above the London
     Inter-Bank Offered Rate ("LIBOR") or other short-term rates.
     The rate shown is the rate(s) in effect at April 30, 2007.
     Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to
     receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(j)  Yankee Bond--dollar-denominated bond issued in the United
     States by a foreign bank or corporation.
(k)  Non-income producing security.
(l)  Restricted security.
(m)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)  The cost for federal income tax purposes is $4,706,680,108.
(o)  At April 30, 2007 net unrealized appreciation was
     $145,083,238, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $279,592,542 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $134,509,304.
The following abbreviations are used in the above portfolio:
C$--Canadian Dollar

 22 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $4,694,227,745) including
  $132,343,809 market value of securities
  loaned                                       $4,851,763,346
Cash                                                    9,028
Receivables:
  Dividends and interest                           85,626,948
  Fund shares sold                                 13,354,278
  Investment securities sold                       10,557,457
Other assets                                          134,918
                                               --------------
    Total assets                                4,961,445,975
                                               --------------

LIABILITIES:
Securities lending collateral                     135,620,965
Payables:
  Investment securities purchased                  53,415,958
  Fund shares redeemed                              7,747,295
  Transfer agent (See Note 3)                       2,361,705
  Manager (See Note 3)                              2,276,800
  NYLIFE Distributors (See Note 3)                  1,869,334
  Shareholder communication                           376,432
  Professional fees                                   115,516
  Trustees                                             43,534
  Custodian                                            30,958
Accrued expenses                                       76,647
Dividend payable                                    8,075,092
                                               --------------
    Total liabilities                             212,010,236
                                               --------------
Net assets                                     $4,749,435,739
                                               ==============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding
  (par value of $.01 per share)
  unlimited number of shares authorized:
  Class A                                      $    4,688,324
  Class B                                           1,503,109
  Class C                                             701,900
  Class I                                             370,165
Additional paid-in capital                      5,195,383,448
Accumulated distributions in excess of net
  investment income                               (17,215,520)
Accumulated net realized loss on investments
  and foreign currency transactions              (593,595,507)
Net unrealized appreciation on investments        157,535,601
Net unrealized appreciation on translation of
  other assets and liabilities in foreign
  currencies                                           64,219
                                               --------------
Net assets                                     $4,749,435,739
                                               ==============
CLASS A
Net assets applicable to outstanding shares    $3,070,183,118
                                               ==============
Shares of beneficial interest outstanding         468,832,437
                                               ==============
Net asset value per share outstanding          $         6.55
Maximum sales charge (4.50% of offering
  price)                                                 0.31
                                               --------------
Maximum offering price per share outstanding   $         6.86
                                               ==============
CLASS B
Net assets applicable to outstanding shares    $  979,229,317
                                               ==============
Shares of beneficial interest outstanding         150,310,913
                                               ==============
Net asset value and offering price per share
  outstanding                                  $         6.51
                                               ==============
CLASS C
Net assets applicable to outstanding shares    $  457,375,810
                                               ==============
Shares of beneficial interest outstanding          70,189,982
                                               ==============
Net asset value and offering price per share
  outstanding                                  $         6.52
                                               ==============
CLASS I
Net assets applicable to outstanding shares    $  242,647,494
                                               ==============
Shares of beneficial interest outstanding          37,016,487
                                               ==============
Net asset value and offering price per share
  outstanding                                  $         6.56
                                               ==============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   23

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                      $176,015,787
  Dividends                                        2,729,797
  Income from securities loaned--net                 274,522
                                                -------------
    Total income                                 179,020,106
                                                -------------
EXPENSES:
  Manager (See Note 3)                            12,703,533
  Distribution--Class B (See Note 3)               3,862,325
  Distribution--Class C (See Note 3)               1,645,051
  Distribution/Service--Class A (See Note 3)       3,668,086
  Service--Class B (See Note 3)                    1,287,442
  Service--Class C (See Note 3)                      548,350
  Transfer agent--Classes A, B and C (See Note
    3)                                             3,423,396
  Transfer agent--Class I (See Note 3)                79,672
  Shareholder communication                          408,356
  Professional fees                                  365,641
  Recordkeeping                                      241,848
  Trustees                                           105,029
  Registration                                        81,877
  Custodian                                           58,983
  Miscellaneous                                       82,615
                                                -------------
    Total expenses                                28,562,204
                                                -------------
Net investment income                            150,457,902
                                                -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Security transactions                           39,433,208
  Foreign currency transactions                     (346,083)
                                                -------------
Net realized gain on investments and foreign
  currency transactions                           39,087,125
                                                -------------
Net change in unrealized appreciation on:
  Security transactions and unfunded
    commitments                                  112,837,750
  Translation of other assets and liabilities
    in foreign currencies and foreign currency
    forward contracts                                (22,814)
                                                -------------
Net change in unrealized appreciation on
  investments, unfunded commitments and
  foreign currency transactions                  112,814,936
                                                -------------
Net realized and unrealized gain on
  investments, unfunded commitments and
  foreign currency transactions                  151,902,061
                                                -------------
Net increase in net assets resulting from
  operations                                    $302,359,963
                                                =============

 24 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                            2007              2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income            $  150,457,902   $   281,748,068
 Net realized gain on
  investments and foreign
  currency transactions               39,087,125        36,334,852
 Net increase from payments from
  Manager for losses
  attributable to shareholder
  trading arrangements                        --           814,000
 Net change in unrealized
  appreciation (depreciation) on
  investments, unfunded
  commitments and foreign
  currency transactions              112,814,936        69,828,338
                                  --------------------------------
 Net increase in net assets
  resulting from operations          302,359,963       388,725,258
                                  --------------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                          (100,026,243)     (161,212,425)
   Class B                           (31,212,365)      (83,794,542)
   Class C                           (13,385,650)      (24,518,618)
   Class I                            (6,353,379)       (6,209,368)
 Return of capital:
   Class A                                    --       (20,078,416)
   Class B                                    --       (10,436,303)
   Class C                                    --        (3,053,704)
   Class I                                    --          (773,354)
                                  --------------------------------
 Total dividends and
  distributions to shareholders     (150,977,637)     (310,076,730)
                                  --------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                           366,224,171       816,001,993
   Class B                            26,731,828        72,948,113
   Class C                            58,710,057       108,663,170
   Class I                           140,195,774        55,402,084

Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions:
   Class A                            70,320,239       127,045,497
   Class B                            20,389,672        58,591,631
   Class C                             7,967,747        16,277,529
   Class I                             4,903,876         6,008,609
                                  --------------------------------
                                     695,443,364     1,260,938,626

                                            2007              2006

Cost of shares redeemed+:
   Class A                        $ (338,687,066)  $  (657,034,025)
   Class B                          (101,879,983)     (480,936,991)
   Class C                           (45,640,978)     (112,127,499)
   Class I                           (23,887,414)      (14,776,957)
                                  --------------------------------
                                    (510,095,441)   (1,264,875,472)

Net asset value of shares converted (See Note
 1):
   Class A                            68,709,919     1,096,223,143
   Class B                           (68,709,919)   (1,096,223,143)
   Increase (decrease) in net
    assets derived from capital
    share transactions               185,347,923        (3,936,846)
                                  --------------------------------
   Net increase in net assets        336,730,249        74,711,682

NET ASSETS:
Beginning of period                4,412,705,490     4,337,993,808
                                  --------------------------------
End of period                     $4,749,435,739   $ 4,412,705,490
                                  ================================
Accumulated distributions in
 excess of net investment income
 at end of period                 $  (17,215,520)  $   (16,695,785)
                                  ================================

+ Cost of shares redeemed net of redemption fees of $79,727 for the six months ended April 30, 2007 and $170,964 for the year ended October 31, 2006.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                          CLASS A
                                    ------------------------------------------------------------------------------------
                                                                                                          JANUARY 1,
                                    SIX MONTHS                                                               2003*
                                      ENDED                                                                 THROUGH
                                    APRIL 30,                     YEAR ENDED OCTOBER 31,                  OCTOBER 31,
                                     2007***              2006               2005            2004            2003
Net asset value at beginning of
 period                             $   6.33           $     6.22         $     6.32      $     6.05      $     4.95
                                    ----------         ----------         ----------      ----------      -----------
Net investment income                   0.22 (a)             0.42 (a)           0.45            0.46 (a)        0.39
Net realized and unrealized gain
 (loss) on investments                  0.22                 0.15 (f)          (0.09)           0.25            1.12
Net realized and unrealized gain
 (loss) on foreign currency
 transactions                          (0.00)(c)            (0.00)(c)           0.00 (c)        0.02            0.00 (c)
                                    ----------         ----------         ----------      ----------      -----------
Total from investment operations        0.44                 0.57               0.36            0.73            1.51
                                    ----------         ----------         ----------      ----------      -----------
Less dividends and distributions:
 From net investment income            (0.22)               (0.41)             (0.46)          (0.46)          (0.40)
 Return of capital                        --                (0.05)                --              --           (0.01)
                                    ----------         ----------         ----------      ----------      -----------
Total dividends and distributions      (0.22)               (0.46)             (0.46)          (0.46)          (0.41)
                                    ----------         ----------         ----------      ----------      -----------
Redemption fee (a)                      0.00 (c)             0.00 (c)           0.00 (c)        0.00 (c)          --
                                    ----------         ----------         ----------      ----------      -----------
Net asset value at end of period    $   6.55           $     6.33         $     6.22      $     6.32      $     6.05
                                    ==========         ==========         ==========      ==========      ===========
Total investment return (d)             7.03%(g)             9.58%(e)(f)        5.86%          12.53%          31.57%(g)
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income                  6.80%+               6.77%              7.10%           7.44%           8.43%+
 Net expenses                           1.02%+               1.06%              1.02%           1.01%           1.01%+
 Expenses (before reimbursement)        1.02%+               1.07%(e)           1.02%           1.01%           1.01%+
Portfolio turnover rate                   21%                  58%                35%             41%             47%
Net assets at end of period (in
 000's)                             $3,070,183         $2,806,800         $1,381,080      $1,279,164      $1,265,856

                                            CLASS A
                                     ----------------------

                                           YEAR ENDED
                                          DECEMBER 31,
                                       2002          2001
Net asset value at beginning of
 period                              $   5.56      $   6.10
                                     --------      --------
Net investment income                    0.51          0.65 (b)
Net realized and unrealized gain
 (loss) on investments                  (0.54)        (0.50)(b)
Net realized and unrealized gain
 (loss) on foreign currency
 transactions                           (0.02)         0.00 (c)
                                     --------      --------
Total from investment operations        (0.05)         0.15
                                     --------      --------
Less dividends and distributions:
 From net investment income             (0.51)        (0.65)
 Return of capital                      (0.05)        (0.04)
                                     --------      --------
Total dividends and distributions       (0.56)        (0.69)
                                     --------      --------
Redemption fee (a)                         --            --
                                     --------      --------
Net asset value at end of period     $   4.95      $   5.56
                                     ========      ========
Total investment return (d)             (0.78%)        2.49%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income                   9.63%        10.84%(b)
 Net expenses                            1.07%         1.04%
 Expenses (before reimbursement)         1.08%         1.08%
Portfolio turnover rate                    50%           51%
Net assets at end of period (in
 000's)                              $850,899      $710,205

                                                                       CLASS C
                                    ------------------------------------------------------------------------------
                                                                                                    JANUARY 1,
                                    SIX MONTHS                                                         2003*
                                      ENDED                                                           THROUGH
                                    APRIL 30,                  YEAR ENDED OCTOBER 31,               OCTOBER 31,
                                     2007***             2006             2005          2004           2003
Net asset value at beginning of
 period                              $   6.30          $   6.19         $   6.30      $   6.04       $   4.94
                                    ----------         --------         --------      --------      -----------
Net investment income                    0.20 (a)          0.38 (a)         0.40          0.42 (a)       0.36
Net realized and unrealized gain
 (loss) on investments                   0.22              0.15 (f)        (0.09)         0.24           1.12
Net realized and unrealized gain
 (loss) on foreign currency
 transactions                           (0.00)(c)         (0.00)(c)         0.00 (c)      0.02           0.00 (c)
                                    ----------         --------         --------      --------      -----------
Total from investment operations         0.42              0.53             0.31          0.68           1.48
                                    ----------         --------         --------      --------      -----------
Less dividends and distributions:
 From net investment income             (0.20)            (0.37)           (0.42)        (0.42)         (0.38)
 Return of capital                         --             (0.05)              --            --          (0.00)(c)
                                    ----------         --------         --------      --------      -----------
Total dividends and distributions       (0.20)            (0.42)           (0.42)        (0.42)         (0.38)
                                    ----------         --------         --------      --------      -----------
Redemption fee (a)                       0.00 (c)          0.00 (c)         0.00 (c)      0.00 (c)         --
                                    ----------         --------         --------      --------      -----------
Net asset value at end of period     $   6.52          $   6.30         $   6.19      $   6.30       $   6.04
                                    ==========         ========         ========      ========      ===========
Total investment return (b)              6.66%(g)          8.91%(e)(f)      5.04%        11.65%         30.82%(g)
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income                   6.05%+            6.02%            6.35%         6.69%          7.68%+
 Net expenses                            1.77%+            1.81%            1.77%         1.76%          1.76%+
 Expenses (before reimbursement)         1.77%+            1.82%(e)         1.77%         1.76%          1.76%+
Portfolio turnover rate                    21%               58%              35%           41%            47%
Net assets at end of period (in
 000's)                              $457,376          $421,855         $401,923      $419,496       $422,392

                                            CLASS C
                                     ----------------------

                                           YEAR ENDED
                                          DECEMBER 31,
                                       2002          2001
Net asset value at beginning of
 period                              $   5.55      $   6.09
                                     --------      --------
Net investment income                    0.46          0.61 (b)
Net realized and unrealized gain
 (loss) on investments                  (0.53)        (0.50)(b)
Net realized and unrealized gain
 (loss) on foreign currency
 transactions                           (0.02)         0.00 (c)
                                     --------      --------
Total from investment operations        (0.09)         0.11
                                     --------      --------
Less dividends and distributions:
 From net investment income             (0.48)        (0.61)
 Return of capital                      (0.04)        (0.04)
                                     --------      --------
Total dividends and distributions       (0.52)        (0.65)
                                     --------      --------
Redemption fee (a)                         --            --
                                     --------      --------
Net asset value at end of period     $   4.94      $   5.55
                                     ========      ========
Total investment return (b)             (1.53%)        1.72%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income                   8.88%        10.09%(b)
 Net expenses                            1.82%         1.79%
 Expenses (before reimbursement)         1.83%         1.83%
Portfolio turnover rate                    50%           51%
Net assets at end of period (in
 000's)                              $236,791      $174,205

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 is shown below.

                                                                CLASS A       CLASS B       CLASS C
Decrease net investment income                                  ($0.00)(c)    ($0.00)(c)    ($0.00)(c)
Increase net realized and unrealized gains and losses             0.00 (c)      0.00 (c)      0.00 (c)
Decrease ratio of net investment income                          (0.04%)       (0.04%)       (0.04%)

(c)  Less than one cent per share.
(d)  Total return is calculated exclusive of sales charge. Class I is not subject to sales charges.
(e)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(f)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were less than $0.01 per share on net realized gains on investments, and the effect on total investment return was less than 0.01%, respectively.
(g)  Total return is not annualized.

 26 MainStay High Yield Corporate Bond Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                      CLASS B
-------------------------------------------------------------------------------------------------------------------
                                                                        JANUARY 1,
    SIX MONTHS                                                             2003*
      ENDED                                                               THROUGH                YEAR ENDED
    APRIL, 30                   YEAR ENDED OCTOBER 31,                  OCTOBER 31,             DECEMBER 31,
     2007***           2006              2005              2004            2003             2002            2001
     $   6.30       $     6.19        $     6.30        $     6.04      $     4.94       $     5.55      $     6.09
    ----------      ----------        ----------        ----------      -----------      ----------      ----------
         0.19 (a)         0.38 (a)          0.40              0.42 (a)        0.36             0.46            0.61 (b)
         0.22             0.15 (f)         (0.08)             0.24            1.12            (0.53)          (0.50)(b)
        (0.00)(c)        (0.00)(c)          0.00 (c)          0.02            0.00 (c)        (0.02)           0.00 (c)
    ----------      ----------        ----------        ----------      -----------      ----------      ----------
         0.41             0.53              0.32              0.68            1.48            (0.09)           0.11
    ----------      ----------        ----------        ----------      -----------      ----------      ----------
        (0.20)           (0.37)            (0.43)            (0.42)          (0.38)           (0.48)          (0.61)
           --            (0.05)               --                --           (0.00)(c)        (0.04)          (0.04)
    ----------      ----------        ----------        ----------      -----------      ----------      ----------
        (0.20)           (0.42)            (0.43)            (0.42)          (0.38)           (0.52)          (0.65)
    ----------      ----------        ----------        ----------      -----------      ----------      ----------
         0.00 (c)         0.00 (c)          0.00 (c)          0.00 (c)          --               --              --
    ----------      ----------        ----------        ----------      -----------      ----------      ----------
     $   6.51       $     6.30        $     6.19        $     6.30      $     6.04       $     4.94      $     5.55
    ==========      ==========        ==========        ==========      ===========      ==========      ==========
         6.49%(g)         8.92%(e)(f)       5.04%            11.65%          30.82%(g)        (1.53%)          1.72%
         6.05%+           6.02%             6.35%             6.69%           7.68%+           8.88%          10.09%(b)
         1.77%+           1.81%             1.77%             1.76%           1.76%+           1.82%           1.79%
         1.77%+           1.82%(e)          1.77%             1.76%           1.76%+           1.83%           1.83%
           21%              58%               35%               41%             47%              50%             51%
     $979,229       $1,067,018        $2,486,331        $2,814,176      $2,876,134       $2,211,253      $2,475,037

                                CLASS I
    ----------------------------------------------------------------
                                                         JANUARY 2,
    SIX MONTHS                                             2004**
      ENDED                                                THROUGH
    APRIL 30,         YEAR ENDED OCTOBER 31,             OCTOBER 31,
     2007***          2006              2005                2004
     $   6.34       $   6.22           $  6.32             $  6.24
    ----------      --------           -------           -----------
         0.23 (a)       0.44 (a)          0.48                0.41 (a)
         0.22           0.16             (0.10)               0.07
        (0.00)(c)      (0.00)(c)          0.00 (c)            0.00 (c)
    ----------      --------           -------           -----------
         0.45           0.60              0.38                0.48
    ----------      --------           -------           -----------
        (0.23)         (0.43)            (0.48)              (0.40)
           --          (0.05)               --                  --
    ----------      --------           -------           -----------
        (0.23)         (0.48)            (0.48)              (0.40)
    ----------      --------           -------           -----------
         0.00 (c)       0.00 (c)          0.00 (c)            0.00 (c)
    ----------      --------           -------           -----------
     $   6.56       $   6.34           $  6.22             $  6.32
    ==========      ========           =======           ===========
         7.14%(g)      10.02%(d)(e)(f)    6.12%               7.97%(g)
         7.11%+         7.03%             7.31%               7.79%+
         0.71%+         0.80%             0.81%               0.66%+
         0.71%+         0.81%             0.81%               0.66%+
           21%            58%               35%                 41%
     $242,647       $117,032           $68,659             $22,868

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   27

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay High Yield Corporate Bond Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class I shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek maximum current income through investment in a diversified portfolio of high yield debt securities. Capital appreciation is a secondary objective.

The Fund also invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $23,170,992 that were valued in such manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is

 28 MainStay High Yield Corporate Bond Fund calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

The investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 31) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) LOAN ASSIGNMENTS, PARTICIPATIONS AND COMMITMENTS. The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available (a "commitment") to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically

                                                      www.mainstayfunds.com   29
reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower ("intermediate participants"). In the event that the borrower, selling participant or intermediate participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts.

(I) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currencies amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:


(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(J) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker- dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 32).

(K) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5 on page
32).

(L) REDEMPTION FEE. The Fund imposes a 2.00% redemption fee on redemptions (including exchanges) of the Fund's shares made within 60 days of their date of purchase. The redemption fee is designed to offset brokerage commissions and other costs to the Fund associated with short-term trading and is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets' shares redeemed amount and retained by the Fund.

(M) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, record-

 30 MainStay High Yield Corporate Bond Fund keeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.60% on assets up to $500 million and 0.55% on assets in excess of $500 million. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $12,703,533. It was not necessary for the Manager to reimburse the Fund for expenses for the six months ended April 30, 2007.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.30% of the average daily net assets of the Fund up to $500 million and 0.275% on assets in excess of $500 million.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $364,030 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $8,049, $687,704 and $28,090, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $3,503,068.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

                                                      www.mainstayfunds.com   31

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                              $   245,296       0.0*%
------------------------------------------------------------
Class C                                      112       0.0*
------------------------------------------------------------
Class I                               10,847,462       4.5
------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $102,524.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $241,848 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $628,629,150 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2009                 $122,690
               2010                  169,119
               2011                  306,034
               2014                   30,786
       -------------------------------------------
                                    $628,629
       -------------------------------------------

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                              2006
Distributions paid from:
  Ordinary Income                    $275,734,953
  Return of Capital                    34,341,777
--------------------------------------------------
                                     $310,076,730
--------------------------------------------------

NOTE 5--FUND SECURITIES LOANED AND RESTRICTED SECURITIES:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $132,343,809. The Fund received $135,620,965 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

Restricted securities held at April 30, 2007:

                                                                  NUMBER OF
                                                   DATE OF        WARRANTS/                           4/30/07      PERCENTAGE OF
SECURITY                                       ACQUISITION           SHARES             COST            VALUE         NET ASSETS
Haights Cross Communications, Inc.
  Preferred Stock 16.00%,                   1/22/04-2/3/06          397,662      $18,548,475      $15,309,987               0.3%
  Warrants, Preferred Class A               1/22/04-2/3/06          409,300            4,093            4,093               0.0(a)
  Warrants                                  1/22/04-2/3/06              433                4                4               0.0(a)
--------------------------------------------------------------------------------------------------------------------------------
Neon Communications Group, Inc.
  Common Stock                            10/4/01-10/27/05        4,694,250        2,606,055       16,101,277               0.3
--------------------------------------------------------------------------------------------------------------------------------
North Atlantic Trading Co., Inc.
  Common Stock                                     4/21/04            2,156               21               22               0.0(a)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 $21,158,648      $31,415,383               0.6%
--------------------------------------------------------------------------------------------------------------------------------

(a) Less than one-tenth of a percent.

 32 MainStay High Yield Corporate Bond Fund

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $1,081,209 and $837,565, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2007*
                                          CLASS A    CLASS B    CLASS C   CLASS I
Shares sold                                56,131      4,120     9,051    21,433
---------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                10,801      3,149     1,230       752
---------------------------------------------------------------------------------
                                           66,932      7,269    10,281    22,185
Shares redeemed                           (51,936)   (17,126)   (7,039)   (3,641)
---------------------------------------------------------------------------------
Shares converted (See Note 1)              10,553     (9,203)       --        --
---------------------------------------------------------------------------------
Net increase (decrease)                    25,549    (19,060)    3,242    18,544
---------------------------------------------------------------------------------

                                                         YEAR ENDED
                                                      OCTOBER 31, 2006
                                          CLASS A    CLASS B    CLASS C    CLASS I

Shares sold                                130,312     11,677    17,410     8,828
----------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions               20,298      9,405     2,611       960
----------------------------------------------------------------------------------
                                           150,610     21,082    20,021     9,788
Shares redeemed                           (104,833)   (77,176)  (17,963)   (2,357)
----------------------------------------------------------------------------------
Shares converted (See Note 1)              175,396   (175,959)       --        --
----------------------------------------------------------------------------------
Net increase (decrease)                    221,173   (232,053)    2,058     7,431
----------------------------------------------------------------------------------

*   Unaudited.

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay High Yield Corporate Bond Fund was $814,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the

                                                      www.mainstayfunds.com   33
course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 34 MainStay High Yield Corporate Bond Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

  HIGH YIELD
  CORPORATE           VOTES            VOTES
  BOND FUND            FOR           WITHHELD        ABSTENTIONS          TOTAL
Susan B.
 Kerley          447,622,020.041    1,722,768.513    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
Alan R.
 Latshaw         447,693,324.347    1,651,464.207    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
Peter Meenan     447,681,312.838    1,663,475.716    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      447,680,474.394    1,664,314.160    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
Richard S.
 Trutanic        447,688,843.599    1,655,944.955    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
Roman L. Weil    447,624,656.652    1,720,131.902    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
John A.
 Weisser         447,660,728.079    1,674,060.475    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------
Brian A.
 Murdock         447,684,144.192    1,660,644.362    1,036,694.000   450,381,482.554
------------------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                      www.mainstayfunds.com   35

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 36   MainStay High Yield Corporate Bond Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     37

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 38   MainStay High Yield Corporate Bond Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     39

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010831         (RECYCLE LOGO) MS155-07                       MSHY10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    INTERNATIONAL EQUITY FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    INTERNATIONAL EQUITY FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                  10
--------------------------------------------------------------------------------

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------

Financial Statements                                                          17
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 23
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  31
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        31
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               31
--------------------------------------------------------------------------------

Trustees and Officers                                                         32

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

A REDEMPTION FEE OF 2% WILL BE APPLIED TO SHARES THAT ARE REDEEMED WITHIN 60 DAYS OF PURCHASE. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH WOULD LOWER PERFORMANCE.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        7.90%   18.09%    14.70%     8.29%
Excluding sales charges  14.18    24.96     16.00      8.90

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                     9450                              10000
                                                                           11210                              11891
                                                                           12306                              13021
                                                                           13523                              14830
                                                                           10775                              12413
                                                                           10553                              10690
                                                                            9917                               8951
                                                                           12793                              12552
                                                                           14569                              14429
                                                                           17738                              19261
4/30/07                                                                    22166                              23077

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        8.85%   19.15%    14.91%     8.11%
Excluding sales charges  13.85    24.15     15.13      8.11

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                    10000                              10000
                                                                           11776                              11891
                                                                           12830                              13021
                                                                           13992                              14830
                                                                           11096                              12413
                                                                           10782                              10690
                                                                           10055                               8951
                                                                           12864                              12552
                                                                           14548                              14429
                                                                           17570                              19261
4/30/07                                                                    21813                              23077

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

    AVERAGE ANNUAL        SIX      ONE      FIVE       TEN
     TOTAL RETURNS       MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges       12.79%   23.10%    15.13%     8.10%
Excluding sales charges  13.79    24.10     15.13      8.10

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                    10000                              10000
                                                                           11776                              11891
                                                                           12830                              13021
                                                                           13992                              14830
                                                                           11108                              12413
                                                                           10770                              10690
                                                                           10055                               8951
                                                                           12864                              12552
                                                                           14536                              14429
                                                                           17558                              19261
4/30/07                                                                    21790                              23077

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC, and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC, and have an annual 12b-1 fee of .25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

    AVERAGE ANNUAL        SIX      ONE      FIVE       TEN
     TOTAL RETURNS       MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
                         14.52%   25.75%    16.55%     9.21%

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                    10000                              10000
                                                                           11863                              11891
                                                                           13046                              13021
                                                                           14356                              14830
                                                                           11450                              12413
                                                                           11224                              10690
                                                                           10576                               8951
                                                                           13688                              12552
                                                                           15685                              14429
                                                                           19197                              19261
4/30/07                                                                    24140                              23077

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

    AVERAGE ANNUAL        SIX      ONE      FIVE       TEN
     TOTAL RETURNS       MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
                         14.50%   25.62%    16.35%     9.07%

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                    10000                              10000
                                                                           11851                              11891
                                                                           13021                              13021
                                                                           14306                              14830
                                                                           11408                              12413
                                                                           11170                              10690
                                                                           10514                               8951
                                                                           13577                              12552
                                                                           15547                              14429
                                                                           18962                              19261
4/30/07                                                                    23821                              23077

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

    AVERAGE ANNUAL        SIX      ONE      FIVE       TEN
     TOTAL RETURNS       MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
                         14.31%   25.32%    16.15%     8.85%

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                    10000                              10000
                                                                           11834                              11891
                                                                           12961                              13021
                                                                           14221                              14830
                                                                           11308                              12413
                                                                           11048                              10690
                                                                           10376                               8951
                                                                           13361                              12552
                                                                           15284                              14429
                                                                           18636                              19261
4/30/07                                                                    23354                              23077

Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50%, and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98 (for Class C), 1/2/04 (for Class I, R1 and R2) and 4/28/06 (for Class R3), performance for Class C, I, R1, R2 and R3 shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C, I, R1, R2, and R3 shares upon initial offer. Unadjusted, the performance shown for the new classes of shares might have been lower.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE AND THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay International Equity Fund

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

    AVERAGE ANNUAL        SIX      ONE    FIVE     TEN
     TOTAL RETURNS       MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                         14.22%   25.00%  15.66%  8.58%

(PERFORMANCE GRAPH)

                                                               MAINSTAY INTERNATIONAL EQUITY
                                                                            FUND                         MSCI EAFE INDEX
                                                               -----------------------------             ---------------
4/30/97                                                                    10000                              10000
                                                                           11823                              11891
                                                                           12933                              13021
                                                                           14161                              14830
                                                                           11275                              12413
                                                                           11000                              10690
                                                                           10300                               8951
                                                                           13230                              12552
                                                                           15021                              14429
                                                                           18214                              19261
4/30/07                                                                    22768                              23077

                                                   SIX      ONE    FIVE     TEN
BENCHMARK PERFORMANCE                             MONTHS   YEAR    YEARS   YEARS
--------------------------------------------------------------------------------

MSCI EAFE Index(2)                                15.46%   19.81%  16.64%  8.72%
Average Lipper international multi-cap core
  fund(3)                                         14.46    17.03   15.38   9.39

1. Performance figures shown reflect nonrecurring reimbursements from affiliates for professional fees and losses attributable to shareholder trading arrangements. If these nonrecurring reimbursements had not been made the total return (excluding sales charges) would have been 15.98% for Class A, 15.08% for Class B, 15.12% for Class C, 16.54% for Class I, 16.32% for Class R1 and 16.10% for Class R2 for the five-year period ended April 30, 2007, and 8.89% for Class A, 8.09% for Class B, 8.09% for Class C, 9.21% for Class I, 9.05% for Class R1 and 8.83% for Class R2 for the ten-year period then ended. Class R3 shares were not affected because the reimbursement occurred prior to the launch of the share class.
2. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--is an unmanaged index that is considered to be representative of the international stock market. Results assume reinvestment of all income and capital gains. The MSCI EAFE(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE TWO PRECEDING PAGES IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,142.90           $ 8.50            $1,017.00            $ 8.00
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,140.05           $12.47            $1,013.25            $11.73
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,139.45           $12.47            $1,013.25            $11.73
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,145.90           $ 5.53            $1,019.80            $ 5.21
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,145.80           $ 6.07            $1,019.30            $ 5.71
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,144.05           $ 7.39            $1,018.05            $ 6.96
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,143.40           $ 8.72            $1,016.80            $ 8.20
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.60% for Class A, 2.35% for Class B and Class C, 1.04% for Class I, 1.14% for Class R1, 1.39% for Class R2 and 1.64% for R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 8   MainStay International Equity Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(COMPOSITION PIE CHART)

Common
Stocks                                                                            92.7%
Short-Term Investments (collateral from securities lending                        17.8
  is 17.7%)
Warrants                                                                           3.6
Purchased Put Option                                                               0.0*
Written Call Optioins                                                             (0.0)*
Written Put Option                                                                (0.0)*
Liabilities in Excess of Cash and Other Assets                                   (14.1)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Tesco PLC
 2.  Mediaset S.p.A.
 3.  Ryanair Holdings PLC
 4.  Nestle S.A. Registered
 5.  Reed Elsevier N.V.
 6.  TNT N.V.
 7.  Hannover Rueckversicherung AG
 8.  Diageo PLC(+)
 9.  AFLAC, Inc.
10.  Telefonaktiebolaget LM Ericsson(+)

+ Security trades on more than one exchange.

                                                     www.mainstayfunds.com     9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Rupal J. Bhansali of MacKay Shields LLC

HOW DID MAINSTAY INTERNATIONAL EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARKS DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay International Equity Fund returned 14.18% for Class A shares, 13.85% for Class B shares and 13.79% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 14.52%, Class R1 shares returned 14.50%, Class R2 shares returned 14.31% and Class R3 shares returned 14.22%. All share classes underperformed the 15.46% return of the MSCI EAFE(R) Index,(1) the Fund's broad-based securities-market index, for the six-month reporting period. Class I and Class R1 shares outperformed--and all other share classes underper-formed--the 14.46% return of the average Lipper(2) international multi-cap core fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

We remained focused on the analysis of individual business models and sought to invest in quality companies. Our bottom-up security-selection process is based on reasonable valuations rather than market perceptions. During the reporting period, this approach pointed the Fund to companies in the food & staples retailing, insurance and media industry groups and away from companies in the capital goods, materials and banks industry groups.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE FUND'S STRONGEST CONTRIBUTORS AND WHICH SECTORS WERE THE WEAKEST?

Security selection in banks and diversified financials was the biggest contributor to the Fund's performance. Several names in these industry groups benefited from speculation about consolidation. The utilities industry group was also a strong contributor to the Fund's performance. Italy's natural gas infrastructure concern Snam Rete Gas, performed well because of many factors, including the stock's attractive dividend yield.

An underweight position in the capital goods sector hurt the Fund's relative results. Capital goods stood among the best-performing sectors in the MSCI EAFE(R) Index, and many large-capitalization names in the sector benefited from signs of global economic growth.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL FUND HOLDINGS DID PARTICULARLY WELL AND WHICH HOLDINGS WERE WEAK?

Ryanair, Ireland's low-cost airline, was one of the Fund's strongest positive contributors. The company was able to raise fares and ancillary revenues, which helped offset the impact of high jet-fuel prices. Although Puma, the German sporting goods and apparel manufacturer, faced some setbacks during the reporting period, the shares advanced in April when the company was approached as a takeover candidate.

The Fund's weakest holdings during the reporting period were Mediaset and Novartis, two names the Fund continued to hold. Mediaset, the largest commercial TV broadcaster in Italy, has been one of the most profitable media businesses in the world. The company's shares underperformed on earnings downgrades that stemmed from a weak advertising market in Italy. Novartis, a Switzerland-based pharmaceutical company, suffered from market concerns about its acquisition activity and from a challenging regulation and approvals process for its drug pipeline. Overall, pharmaceuticals was the worst-performing industry in the MSCI EAFE(R) Index during the reporting period.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund added C&C Group, a brand-leading manufacturer, marketer and distributor of beverages in Ireland with a growing international presence in the cider industry. We also initiated a Fund position in Neopost, a worldwide provider of mailing and shipping solutions. Neopost is a leading supplier of specialized postal equipment, such as franking machines. To take advantage of compelling valuations, we increased the Fund's position in Puma. The company's shares underperformed briefly during the first quarter of 2007 on concerns over the company's order flow.

A number of holdings reached values that we felt reflected the intrinsic worth of the companies, and


Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 7 for more information on the MSCI EAFE(R) Index.
2. See footnote on page 7 for more information on Lipper Inc.

 10   MainStay International Equity Fund
we sold shares when we felt the stocks were stretched on a valuation basis. Canadian software company Cognos and the U.K.'s Royal Bank of Scotland were among the companies that fit this description. We also eliminated the Fund's position in HongKong Electric in advance of a challenging regulatory review set for the end of 2007.

HOW WAS THE FUND POSITIONED RELATIVE TO THE MSCI EAFE(R) INDEX AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund held significantly overweight positions relative to the MSCI EAFE(R) Index in insurance, media and food & staples retailing and a more modestly overweight position in health care. On the same date, the Fund was underweight relative to the Index in banks, telecommunication services and materials. The Fund held market-weight positions in utilities, energy and automobiles & components.

WHERE HAVE YOU FOUND THE MOST COMPELLING OPPORTUNITIES?

During the reporting period, we found fewer compelling investment opportunities in Japan than we did in Europe and the rest of Asia. As a result, the Fund maintained its underweight position in Japan.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    www.mainstayfunds.com     11

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED


                                                           SHARES            VALUE
COMMON STOCKS (92.7%)+
----------------------------------------------------------------------------------
BRAZIL (0.9%)
Gol Linhas Aereas Inteligentes S.A., ADR
 (airlines) (a)(b)                                        113,200   $    3,228,464
Tam S.A., ADR (airlines) (a)                              172,100        4,428,133
                                                                    --------------
                                                                         7,656,597
                                                                    --------------
CANADA (1.7%)
Loblaw Cos., Ltd. (food & staples retailing) (b)          343,700       15,483,377
                                                                    --------------

FINLAND (3.1%)
Nokian Renkaat Oyj (auto components) (b)                  278,447        8,544,124
TietoEnator Oyj (IT Services) (b)                         598,195       18,841,061
                                                                    --------------
                                                                        27,385,185
                                                                    --------------
FRANCE (3.6%)
BNP Paribas S.A. (commercial banks)                       142,280       16,466,570
Neopost S.A. (office electronics)                          28,920        4,186,294
Total S.A. (oil, gas & consumable fuels)                  154,600       11,414,366
                                                                    --------------
                                                                        32,067,230
                                                                    --------------
GERMANY (8.8%)
AWD Holding AG (capital markets)                            1,397           70,662
Bayerische Motoren Werke AG (automobiles)                 304,438       18,799,390
V  Hannover Rueckversicherung AG (insurance)
 (b)(c)                                                   575,548       29,192,678
Puma AG Rudolf Dassler Sport (textiles, apparel &
 luxury goods) (b)(c)                                      58,930       26,714,762
Rational AG (household durables) (b)                        6,400        1,301,091
Siemens AG (industrial conglomerates)                      18,200        2,197,883
                                                                    --------------
                                                                        78,276,466
                                                                    --------------
GREECE (1.5%)
OPAP S.A. (hotels, restaurants & leisure)                 361,349       13,648,269
                                                                    --------------

HONG KONG (2.8%)
Esprit Holdings, Ltd. (specialty retail)                1,869,500       22,624,799
Yue Yuen Industrial Holdings, Ltd. (textiles,
 apparel & luxury goods)                                  619,500        2,159,770
                                                                    --------------
                                                                        24,784,569
                                                                    --------------
IRELAND (3.4%)
Bank of Ireland (commercial banks)                        861,103       18,445,034
C&C Group PLC (beverages)                                 725,126       12,175,297
                                                                    --------------
                                                                        30,620,331
                                                                    --------------


                                                           SHARES            VALUE
ITALY (11.7%)
Assicurazioni Generali S.p.A. (insurance)                 291,500   $   13,408,348
Enel S.p.A. (electric utilities)                        1,557,400       17,729,559
ENI S.p.A. (oil, gas & consumable fuels)                  345,100       11,451,445
ENI S.p.A., Sponsored ADR (oil, gas & consumable
 fuels) (a)(b)                                             17,200        1,139,328
V  Mediaset S.p.A. (media) (b)                          3,113,968       35,183,307
Snam Rete Gas S.p.A. (gas utilities) (b)                3,388,981       21,612,506
Terna S.p.A. (electric utilities)                         900,000        3,347,935
                                                                    --------------
                                                                       103,872,428
                                                                    --------------
JAPAN (6.3%)
Canon, Inc. (office electronics)                          261,150       14,601,017
Canon, Inc., Sponsored ADR (office electronics)
 (a)                                                       37,384        2,100,981
FamilyMart Co., Ltd. (food & staples retailing)            35,900          909,416
Keyence Corp. (electronic equipment & instruments)          5,800        1,290,863
OBIC Co., Ltd. (IT Services)                               25,620        4,752,093
RICOH Co., Ltd. (office electronics)                      699,400       15,338,118
Ryohin Keikaku Co., Ltd. (multiline retail)               125,600        6,996,115
Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)         155,600       10,086,402
                                                                    --------------
                                                                        56,075,005
                                                                    --------------
NETHERLANDS (6.9%)
V  Reed Elsevier N.V. (media) (b)                       1,599,570       30,011,901
SNS Reaal (diversified financial services)                 84,130        2,109,343
V  TNT N.V. (air freight & logistics) (b)                 655,446       29,526,750
                                                                    --------------
                                                                        61,647,994
                                                                    --------------
SINGAPORE (1.8%)
DBS Group Holdings, Ltd. (commercial banks)               372,000        5,156,356
Venture Corp., Ltd. (electronic equipment &
 instruments)                                           1,051,600       10,771,814
                                                                    --------------
                                                                        15,928,170
                                                                    --------------
SPAIN (2.5%)
Banco Popular Espanol S.A. (commercial banks)           1,079,470       21,344,556
Indra Sistemas S.A. (IT Services)                          35,400          881,460
                                                                    --------------
                                                                        22,226,016
                                                                    --------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

 12   MainStay International Equity Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
SWEDEN (4.4%)
Assa Abloy AB Class B (building products) (b)             335,500   $    7,506,965
Svenska Handelsbanken Class A (commercial banks)
 (b)                                                      217,900        6,639,299
V  Telefonaktiebolaget LM Ericsson Class B
 (communications equipment) (b)                         3,996,800       15,236,803
V  Telefonaktiebolaget LM Ericsson, Sponsored ADR
 (communications equipment) (a)(b)                        242,700        9,263,859
                                                                    --------------
                                                                        38,646,926
                                                                    --------------
SWITZERLAND (11.8%)
Logitech International S.A. Registered (computers
 & peripherals) (b)(c)                                    364,720        9,814,615
V  Nestle S.A. Registered (food products)                  78,310       31,024,728
Novartis AG Registered (pharmaceuticals)                  221,548       12,897,263
Novartis AG, ADR (pharmaceuticals) (a)                    199,100       11,565,719
Roche Holding AG Genusscheine (pharmaceuticals)           117,213       22,111,073
Swiss Reinsurance (insurance) (b)                         187,800       17,705,781
                                                                    --------------
                                                                       105,119,179
                                                                    --------------
UNITED KINGDOM (18.7%)
BP PLC, Sponsored ADR (oil, gas & consumable
 fuels) (a)                                               335,433       22,581,350
V  Diageo PLC (beverages)                               1,053,261       22,213,250
V  Diageo PLC, Sponsored ADR (beverages) (a)               47,216        3,985,030
GlaxoSmithKline PLC, ADR (pharmaceuticals) (a)             99,500        5,749,110
Lloyds TSB Group PLC (commercial banks)                 1,838,700       21,202,698
Lloyds TSB Group PLC, Sponsored ADR (commercial
 banks) (a)                                                52,910        2,466,664
Provident Financial PLC (consumer finance)                966,758       14,845,664
Rolls-Royce Group PLC (aerospace & defense) (c)           695,199        6,643,030
Rolls-Royce Group PLC Class B (aerospace &
 defense) (c)(d)                                       41,155,781           82,299
Royal Dutch Shell PLC Class A, ADR (oil, gas &
 consumable fuels) (a)(b)                                  80,100        5,554,935


                                                           SHARES            VALUE
UNITED KINGDOM (CONTINUED)
V  Tesco PLC (food & staples retailing)                 4,752,573   $   43,673,352
Vodafone Group PLC, ADR (wireless
 telecommunication services) (a)                          599,824       17,232,944
                                                                    --------------
                                                                       166,230,326
                                                                    --------------
UNITED STATES (2.8%)
V  AFLAC, Inc. (insurance)                                485,802       24,941,075
                                                                    --------------
Total Common Stocks
 (Cost $650,686,916)                                                   824,609,143
                                                                    --------------
                                                        NUMBER OF
                                                        CONTRACTS
PURCHASED PUT OPTION (0.0%)++
----------------------------------------------------------------------------------
SWITZERLAND (0.0%)++
Logitech International S.A.
 Strike Price $25.00
 Expire 6/16/07 (computers & peripherals) (c)             123,000           55,350
                                                                    --------------
Total Purchased Put Option
 (Cost $131,935)                                                            55,350
                                                                    --------------
                                                        NUMBER OF
                                                         WARRANTS
WARRANTS (3.6%)
----------------------------------------------------------------------------------
BRAZIL (0.0%)++
Gol Linhas Aereas Inteligentes S.A.
 Strike Price $0.000001
 Expire 12/31/15 (airlines) (b)(c)                          4,915            8,857
IRELAND (3.6%)
V  Ryanair Holdings PLC
 Strike Price E0.000001
 Expire 3/21/08 (airlines) (c)(e)                       3,795,188       32,063,829
                                                                    --------------
Total Warrants
 (Cost $17,003,741)                                                     32,072,686
                                                                    --------------
                                                        PRINCIPAL
                                                           AMOUNT
SHORT-TERM INVESTMENTS (17.8%)
----------------------------------------------------------------------------------
COMMERCIAL PAPER (4.5%)
UNITED STATES (4.5%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07
 (capital markets) (f)                              $   4,848,849        4,848,849

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                        PRINCIPAL
                                                           AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
UNITED STATES (CONTINUED)
Compass Securitization
 5.292%, due 5/23/07
 (capital markets) (f)                              $   2,788,344   $    2,788,344
 5.294%, due 5/31/07
 (capital markets) (f)                                  2,751,128        2,751,128
Den Danske Bank
 5.276%, due 5/15/07
 (capital markets) (f)                                  6,479,484        6,479,484
Deutsche Bank Financial LLC
 5.30%, due 5/1/07
 (capital markets)                                        305,000          305,000
Greyhawk Funding LLC
 5.30%, due 5/8/07
 (capital markets) (f)                                  4,700,812        4,700,812
Jupiter Securitization Corp.
 5.281%, due 5/22/07
 (capital markets) (f)                                  1,853,880        1,853,880
 5.289%, due 5/4/07
 (capital markets) (f)                                    820,101          820,101
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07
 (capital markets) (f)                                  3,280,405        3,280,405
Old Line Funding LLC
 5.293%, due 5/16/07
 (capital markets) (f)                                  3,280,405        3,280,405
Park Avenue Receivables Corp.
 5.268%, due 5/1/07
 (capital markets) (f)                                  3,103,204        3,103,204
Ranger Funding
 5.293%, due 5/22/07
 (capital markets) (f)                                  2,460,304        2,460,304
Yorktown Capital LLC
 5.282%, due 5/31/07
 (capital markets) (f)                                  3,280,405        3,280,405
                                                                    --------------
Total Commercial Paper
 (Cost $39,952,321)                                                     39,952,321
                                                                    --------------

                                                           SHARES
INVESTMENT COMPANY (1.7%)
UNITED STATES (1.7%)
BGI Institutional Money Market Fund (capital
 markets) (f)                                          15,088,021       15,088,021
                                                                    --------------
Total Investment Company
 (Cost $15,088,021)                                                     15,088,021
                                                                    --------------
                                                        PRINCIPAL
                                                           AMOUNT            VALUE
REPURCHASE AGREEMENT (0.4%)
UNITED STATES (0.4%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $3,444,944
 (Collateralized by various Corporate Bonds
 and a U.S. Treasury Note, with rates
 between 0.00%-8.38% and maturity
 dates between 8/1/07-2/15/99, with a
 Principal Amount of $5,462,532 and a Market Value
 of $3,599,510) (capital markets) (f)               $   3,444,425   $    3,444,425
                                                                    --------------
Total Repurchase Agreement
 (Cost $3,444,425)                                                       3,444,425
                                                                    --------------
TIME DEPOSITS (11.2%)
UNITED STATES (11.2%)
Abbey National PLC
 5.30%, due 5/7/07
 (capital markets) (f)                                  6,560,810        6,560,810
Bank of America Corp.
 5.27%, due 5/18/07
 (capital markets) (f)(g)                               9,021,114        9,021,114
Bank of Nova Scotia
 5.28%, due 5/17/07
 (capital markets) (f)                                  5,740,709        5,740,709
Calyon
 5.31%, due 5/1/07
 (capital markets) (f)                                 19,026,350       19,026,350
Deutsche Bank AG
 5.28%, due 5/15/07
 (capital markets) (f)                                  6,560,810        6,560,810
KBC Bank N.V.
 5.28%, due 6/5/07
 (capital markets) (f)                                  7,380,913        7,380,913
Rabobank Nederland
 5.265%, due 5/3/07
 (capital markets) (f)                                  5,740,709        5,740,709
Royal Bank of Scotland
 5.285%, due 5/8/07
 (capital markets) (f)                                  8,201,013        8,201,013
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07
 (capital markets) (f)                                  6,560,810        6,560,810
Societe Generale North America, Inc.
 5.29%, due 6/15/07
 (capital markets) (f)                                  6,560,810        6,560,810
Toronto Dominion Bank
 5.28%, due 5/11/07
 (capital markets) (f)                                 10,661,317       10,661,317

 14   MainStay International Equity Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
UNITED STATES (CONTINUED)
UBS AG
 5.27%, due 5/4/07
 (capital markets) (f)                              $   7,380,913   $    7,380,913
                                                                    --------------
Total Time Deposits
 (Cost $99,396,278)                                                     99,396,278
                                                                    --------------
Total Short-Term Investments
 (Cost $157,881,045)                                                   157,881,045
                                                                    --------------
Total Investments
 (Cost $825,703,637) (h)                                    114.1%   1,014,618,224(i)
Liabilities in Excess of
 Cash and Other Assets                                      (14.1)    (125,050,517)
                                                    -------------   --------------
Net Assets                                                  100.0%  $  889,567,707
                                                    =============   ==============
                                                        NUMBER OF
                                                        CONTRACTS
WRITTEN CALL OPTIONS (-0.0%)++
----------------------------------------------------------------------------------
ITALY (-0.0%)++
Snam Rete Gas S.p.A.
 Strike Price $5.00
 Expire 7/20/07 (gas utilities)                              (333)  $       (7,316)
                                                                    --------------

SWITZERLAND (-0.0%)++
Logitech International S.A.
 Strike Price $35.00
 Expire 6/16/07 (computers & peripherals)                (123,000)          (8,610)
                                                                    --------------

UNITED KINGDOM (-0.0%)++
Diageo PLC
 Strike Price $1,100.00
 Expire 6/15/07 (beverages)                                   (91)         (19,107)
Lloyds TSB Group PLC
 Strike Price $640.00
 Expire 7/20/07 (commercial banks)                           (281)         (40,739)
Tesco PLC
 Strike Price $480.00
 Expire 6/15/07 (food & staples retailing)               (205,000)         (29,721)
                                                                    --------------
                                                                           (89,567)
                                                                    --------------
Total Written Call Options
 (Premium Received $197,717)                                        $     (105,493)
                                                                    --------------

                                                        NUMBER OF
                                                        CONTRACTS            VALUE
WRITTEN PUT OPTION (-0.0%)++
----------------------------------------------------------------------------------
SWITZERLAND (-0.0%)++
Logitech International S.A.
 Strike Price $25.00
 Expire 6/16/07 (computers & peripherals)                 (18,000)  $       (8,100)
                                                                    --------------
Total Written Put Option
 (Premium Received $12,720)                                         $       (8,100)
                                                                    ==============

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not
     limited to, forwards, TBA's, options and futures. These
     securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
     ensure proper coverage for these transactions.
(a)  ADR--American Depositary Receipt.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  Non-income producing security.
(d)  Fair valued security. The total market value of the security at April 30, 2007 is $82,299, which reflects 0.0% of the
     Fund's net assets.
(e)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(f)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(h)  The cost for federal income tax purposes is $826,695,294.
(i)  At April 30, 2007 net unrealized appreciation for securities was $187,922,930, based on cost for federal income tax
     purposes. This consisted of aggregate gross unrealized
     appreciation for all investments on which there was an
     excess of market value over cost of $190,911,835 and
     aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of
     $2,988,905.

The following abbreviations are used in the above portfolio:

E   --Euro

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

The table below sets forth the diversification of MainStay International Equity Fund investments by industry.

INDUSTRY DIVERSIFICATION


                                                             VALUE    PERCENT+
Aerospace & Defense                                 $    6,725,329          0.8%
Air Freight & Logistics                                 29,526,750          3.3
Airlines                                                39,729,283          4.5
Auto Components                                          8,544,124          1.0
Automobiles                                             18,799,390          2.1
Beverages                                               38,373,577          4.3
Building Products                                        7,506,965          0.8
Capital Markets                                        157,951,707         17.8
Commercial Banks                                        91,721,177         10.3
Communications Equipment                                24,500,662          2.8
Computers & Peripherals                                  9,869,965          1.1
Consumer Finance                                        14,845,664          1.7
Diversified Financial Services                           2,109,343          0.2
Electric Utilities                                      21,077,494          2.4
Electronic Equipment & Instruments                      12,062,677          1.4
Food & Staples Retailing                                60,066,145          6.8
Food Products                                           31,024,728          3.5
Gas Utilities                                           21,612,506          2.4
Hotels, Restaurants & Leisure                           13,648,269          1.5
Household Durables                                       1,301,091          0.1
Industrial Conglomerates                                 2,197,883          0.2
Insurance                                               85,247,882          9.6
IT Services                                             24,474,614          2.8
Media                                                   65,195,208          7.3
Multiline Retail                                         6,996,115          0.8
Office Electronics                                      36,226,410          4.1
Oil, Gas & Consumable Fuels                             52,141,424          5.9
Pharmaceuticals                                         62,409,567          7.0
Specialty Retail                                        22,624,799          2.5
Textiles, Apparel & Luxury Goods                        28,874,532          3.2
Wireless Telecommunication Services                     17,232,944          1.9
                                                    --------------   ----------
                                                     1,014,618,224        114.1
Liabilities in Excess of
 Cash and Other Assets                                (125,050,517)       (14.1)
                                                    --------------   ----------
Net Assets                                          $  889,567,707        100.0%
                                                    ==============   ==========

+    Percentages indicated are based on Fund net assets.

 16   MainStay International Equity Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $825,703,637) including
  $149,491,615 market value of securities
  loaned                                      $1,014,618,224
Cash denominated in foreign currencies
  (identified cost $36,432,194)                   36,733,883
Cash                                                   2,704
Receivables:
  Dividends and interest                           5,280,528
  Fund shares sold                                 2,267,351
  Premium on written options                          52,573
  Investment securities sold                          11,022
Other assets                                          63,074
Unrealized appreciation on foreign currency
  forward contracts                                2,324,681
                                              --------------
    Total assets                               1,061,354,040
                                              --------------
LIABILITIES:
Securities lending collateral                    157,576,045
Written options, at value (premiums received
  $210,437)                                          113,593
Payables:
  Investment securities purchased                  3,799,079
  Fund shares redeemed                             1,403,344
  Manager (See Note 3)                               700,130
  Transfer agent (See Note 3)                        320,502
  NYLIFE Distributors (See Note 3)                   124,839
  Custodian                                           88,235
  Shareholder communication                           67,389
  Professional fees                                   46,948
  Trustees                                             6,320
Accrued expenses                                      10,022
Unrealized depreciation on foreign currency
  forward contracts                                7,529,887
                                              --------------
    Total liabilities                            171,786,333
                                              --------------
Net assets                                    $  889,567,707
                                              ==============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding
  (par value of $.01 per share) unlimited
  number of shares authorized:
  Class A                                     $      104,671
  Class B                                             47,262
  Class C                                             14,860
  Class I                                            333,433
  Class R1                                             2,388
  Class R2                                               186
  Class R3                                                 7
Additional paid-in capital                       666,163,433
Accumulated undistributed net investment
  income                                           6,857,567
Accumulated undistributed net realized gain
  on investments and foreign currency
  transactions                                    31,870,513
Net unrealized appreciation on investments
  and written option contracts                   189,011,431
Net unrealized depreciation on translation
  of other assets and liabilities in foreign
  currencies and foreign currency forward
  contracts                                      (4,838,044)
                                              --------------
Net assets                                    $  889,567,707
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  185,918,460
                                              ==============
Shares of beneficial interest outstanding         10,467,109
                                              ==============
Net asset value per share outstanding         $        17.76
Maximum sales charge (5.50% of offering
  price)                                                1.03
                                              --------------
Maximum offering price per share outstanding  $        18.79
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $   79,138,507
                                              ==============
Shares of beneficial interest outstanding          4,726,167
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        16.74
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $   24,865,370
                                              ==============
Shares of beneficial interest outstanding          1,485,992
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        16.73
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  595,062,135
                                              ==============
Shares of beneficial interest outstanding         33,343,261
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        17.85
                                              ==============
CLASS R1
Net assets applicable to outstanding shares   $    4,239,574
                                              ==============
Shares of beneficial interest outstanding            238,751
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        17.76
                                              ==============
CLASS R2
Net assets applicable to outstanding shares   $      331,121
                                              ==============
Shares of beneficial interest outstanding             18,617
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        17.79
                                              ==============
CLASS R3
Net assets applicable to outstanding shares   $       12,540
                                              ==============
Shares of beneficial interest outstanding                706
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        17.77*
                                              ==============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                 $ 10,436,398
  Income from securities loaned--net                 329,677
  Interest                                            89,789
                                                -------------
    Total income                                  10,855,864
                                                -------------
EXPENSES:
  Manager (See Note 3)                             3,545,898
  Transfer agent--Classes A, B and C (See Note
    3)                                               401,574
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                      57,456
  Distribution--Class B (See Note 3)                 273,340
  Distribution--Class C (See Note 3)                  75,703
  Distribution--Class R3 (See Note 3)                     15
  Distribution/Service--Class A (See Note 3)         204,956
  Service--Class B (See Note 3)                       91,113
  Service--Class C (See Note 3)                       25,234
  Distribution/Service--Class R2 (See Note 3)            398
  Distribution/Service--Class R3 (See Note 3)             15
  Custodian                                          162,661
  Professional fees                                   71,395
  Recordkeeping                                       53,482
  Shareholder communication                           52,422
  Registration                                        51,907
  Trustees                                            17,246
  Shareholder service--Class R1 (See Note 3)           2,023
  Shareholder service--Class R2 (See Note 3)             159
  Shareholder service--Class R3 (See Note 3)               6
  Miscellaneous                                       18,037
                                                -------------
    Total expenses                                 5,105,040
  Net recouped fees (See Note 3)                     147,314
                                                -------------
    Net expenses                                   5,252,354
                                                -------------
Net investment income                              5,603,510
                                                -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY TRANSACTIONS AND WRITTEN OPTIONS:
Net realized gain (loss) on:
  Security transactions                         $ 35,337,015
  Foreign currency transactions                   (2,477,888)
                                                -------------
Net realized gain on investments and foreign
  currency transactions                           32,859,127
                                                -------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions                           74,385,556
  Written option contracts                            96,844
  Translation of other assets and liabilities
    in foreign currencies and foreign currency
    forward contracts                             (3,423,334)
                                                -------------
Net change in unrealized appreciation on
  investments, written option contracts and
  foreign currency transactions                   71,059,066
                                                -------------
Net realized and unrealized gain on
  investments, written option contracts and
  foreign currency transactions                  103,918,193
                                                -------------
Net increase in net assets resulting from
  operations                                    $109,521,703
                                                =============

(a) Dividends recorded net of foreign withholding taxes in the amount of $1,003,763.

 18   MainStay International Equity Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $  5,603,510   $  11,172,191
 Net realized gain on investments
  and foreign currency transactions    32,859,127      47,557,337
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                 --         772,000
 Net change in unrealized
  appreciation on investments,
  written option contracts and
  foreign currency transactions        71,059,066      84,112,240
                                     ----------------------------
 Net increase in net assets
  resulting from operations           109,521,703     143,613,768
                                     ----------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                               (694,678)       (290,676)
   Class I                             (4,859,067)     (1,466,906)
   Class R1                               (34,454)        (26,140)
   Class R2                                (2,755)         (1,818)
   Class R3                                   (56)             --
 From net realized gain on investments:
   Class A                             (9,929,084)     (3,820,332)
   Class B                             (4,875,984)     (4,019,174)
   Class C                             (1,282,419)       (517,420)
   Class I                            (35,093,105)     (6,453,914)
   Class R1                              (257,357)       (141,124)
   Class R2                               (27,504)        (18,053)
   Class R3                                  (732)             --
                                     ----------------------------
 Total dividends and distributions
  to shareholders                     (57,057,195)    (16,755,557)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             33,350,177      50,984,117
   Class B                             14,370,537      14,395,425
   Class C                              7,737,080       5,741,503
   Class I                             62,627,640     345,724,455
   Class R1                                 1,437          74,325
   Class R2                               186,371         137,858
   Class R3                                    42          10,000

                                             2007            2006
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                           $  9,867,747   $   3,389,808
   Class B                              4,529,112       3,798,490
   Class C                                992,728         396,465
   Class I                             30,991,788       6,548,809
   Class R1                               291,811         167,264
   Class R2                                30,259          19,871
   Class R3                                   788              --
                                     ----------------------------
                                      164,977,517     431,388,390
 Cost of shares redeemed+:
   Class A                            (18,409,793)    (56,057,665)
   Class B                             (7,627,143)    (18,383,500)
   Class C                             (2,221,001)     (3,601,393)
   Class I                            (53,790,002)    (51,440,637)
   Class R1                              (205,596)       (436,028)
   Class R2                              (187,867)       (359,225)
                                     ----------------------------
                                      (82,441,402)   (130,278,448)
 Net asset value of shares converted (See Note
  1):
   Class A                              3,852,554      33,509,731
   Class B                             (3,852,554)    (33,509,731)
   Increase in net assets derived
    from capital share transactions    82,536,115     301,109,942
                                     ----------------------------
   Net increase in net assets         135,000,623     427,968,153

NET ASSETS:
Beginning of period                   754,567,084     326,598,931
                                     ----------------------------
End of period                        $889,567,707   $ 754,567,084
                                     ============================
Accumulated undistributed net
 investment income at end of period  $  6,857,567   $   6,845,067
                                     ============================

+ Cost of shares redeemed net of redemption fees of $12,692 and $12,195 for the six months ended April 30, 2007 and the year ended October 31, 2006, respectively.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS A
                                            ----------------------------------------------------------------------
                                                                                                    JANUARY 1,
                                            SIX MONTHS                                                 2003*
                                              ENDED                                                   THROUGH
                                            APRIL 30,             YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                             2007***          2006         2005         2004           2003
Net asset value at beginning of period       $  16.69       $  13.53      $ 11.95      $ 10.50        $  8.73
                                            ----------      --------      -------      -------      -----------
Net investment income (loss) (a)                 0.09           0.24         0.15         0.07           0.08
Net realized and unrealized gain (loss) on
  investments                                    2.29           3.65(e)      1.59         1.48           1.63
Net realized and unrealized gain (loss) on
  foreign currency transactions                 (0.12)         (0.10)       (0.14)        0.03           0.04
                                            ----------      --------      -------      -------      -----------
Total from investment operations                 2.26           3.79         1.60         1.58           1.75
                                            ----------      --------      -------      -------      -----------
Less dividends and distributions:
  From net investment income                    (0.07)         (0.04)       (0.02)       (0.13)            --
  From net realized gain on investments         (1.12)         (0.59)          --           --             --
                                            ----------      --------      -------      -------      -----------
Total dividends and distributions               (1.19)         (0.63)       (0.02)       (0.13)            --
                                            ----------      --------      -------      -------      -----------
Redemption fee (a)                               0.00(b)        0.00(b)      0.00(b)      0.00(b)        0.02
                                            ----------      --------      -------      -------      -----------
Net asset value at end of period             $  17.76       $  16.69      $ 13.53      $ 11.95        $ 10.50
                                            ==========      ========      =======      =======      ===========
Total investment return (c)                     14.18%(f)      29.11%(d)(e)   13.40%     15.11%         20.27%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   1.11%+         1.65%        1.15%        0.60%          0.99%+
  Net expenses                                   1.60%+         1.62%        1.74%        1.90%          2.27%+
  Expenses (before
    recoupment/waiver/reimbursement)             1.55%+         1.67%(d)     1.76%          --             --
Portfolio turnover rate                            18%            50%          51%          54%            71%
Net assets at end of period (in 000's)       $185,918       $145,964      $87,204      $70,252        $43,747

                                                  CLASS A
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $  9.11      $ 10.98
                                            -------      -------
Net investment income (loss) (a)              (0.00)(b)    (0.01)
Net realized and unrealized gain (loss) on
  investments                                 (0.43)       (1.82)
Net realized and unrealized gain (loss) on
  foreign currency transactions                0.05         0.11
                                            -------      -------
Total from investment operations              (0.38)       (1.72)
                                            -------      -------
Less dividends and distributions:
  From net investment income                     --        (0.09)
  From net realized gain on investments          --        (0.06)
                                            -------      -------
Total dividends and distributions                --        (0.15)
                                            -------      -------
Redemption fee (a)                               --           --
                                            -------      -------
Net asset value at end of period            $  8.73      $  9.11
                                            =======      =======
Total investment return (c)                   (4.17%)     (15.70%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                (0.05%)      (0.07%)
  Net expenses                                 2.26%        2.17%
  Expenses (before
    recoupment/waiver/reimbursement)             --           --
Portfolio turnover rate                         102%         129%
Net assets at end of period (in 000's)      $30,084      $25,470

                                                                          CLASS C
                                            --------------------------------------------------------------------
                                                                                                  JANUARY 1,
                                            SIX MONTHS                                               2003*
                                              ENDED                                                 THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,           OCTOBER 31,
                                             2007***         2006         2005         2004          2003
Net asset value at beginning of period       $ 15.77        $ 12.87      $ 11.44      $10.09        $ 8.44
                                            ----------      -------      -------      ------      -----------
Net investment income (loss) (a)                0.03           0.13         0.05       (0.02)         0.02
Net realized and unrealized gain (loss) on
  investments                                   2.17           3.45(e)      1.52        1.41          1.57
Net realized and unrealized gain (loss) on
  foreign currency transactions                (0.12)         (0.09)       (0.14)       0.03          0.04
                                            ----------      -------      -------      ------      -----------
Total from investment operations                2.08           3.49         1.43        1.42          1.63
                                            ----------      -------      -------      ------      -----------
Less dividends and distributions:
  From net investment income                      --             --           --       (0.07)           --
  From net realized gain on investments        (1.12)         (0.59)          --          --            --
                                            ----------      -------      -------      ------      -----------
Total dividends and distributions              (1.12)         (0.59)          --       (0.07)           --
                                            ----------      -------      -------      ------      -----------
Redemption fee (a)                              0.00(b)        0.00(b)      0.00(b)     0.00(b)       0.02
                                            ----------      -------      -------      ------      -----------
Net asset value at end of period             $ 16.73        $ 15.77      $ 12.87      $11.44        $10.09
                                            ==========      =======      =======      ======      ===========
Total investment return (c)                    13.79%(f)      28.15%(d)(e)   12.50%    14.16%        19.55%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  0.42%+         0.91%        0.40%      (0.15%)        0.24%+
  Net expenses                                  2.35%+         2.37%        2.49%       2.65%         3.02%+
  Expenses (before
    recoupment/waiver/reimbursement)            2.30%+         2.42%(d)     2.51%         --            --
Portfolio turnover rate                           18%            50%          51%         54%           71%
Net assets at end of period (in 000's)       $24,865        $17,026      $11,600      $6,718        $2,715

                                                  CLASS C
                                            -------------------

                                                YEAR ENDED
                                               DECEMBER 31,
                                             2002        2001
Net asset value at beginning of period      $ 8.87      $ 10.70
                                            ------      -------
Net investment income (loss) (a)             (0.08)       (0.07)
Net realized and unrealized gain (loss) on
  investments                                (0.40)       (1.80)
Net realized and unrealized gain (loss) on
  foreign currency transactions               0.05         0.11
                                            ------      -------
Total from investment operations             (0.43)       (1.76)
                                            ------      -------
Less dividends and distributions:
  From net investment income                    --        (0.01)
  From net realized gain on investments         --        (0.06)
                                            ------      -------
Total dividends and distributions               --        (0.07)
                                            ------      -------
Redemption fee (a)                              --           --
                                            ------      -------
Net asset value at end of period            $ 8.44      $  8.87
                                            ======      =======
Total investment return (c)                  (4.85%)     (16.44%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)               (0.80%)      (0.82%)
  Net expenses                                3.01%        2.92%
  Expenses (before
    recoupment/waiver/reimbursement)            --           --
Portfolio turnover rate                        102%         129%
Net assets at end of period (in 000's)      $1,284      $   371

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share date based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Class I, R1, R2 and R3 are not subject to sales charges.
(d)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were $0.03 per share on net realized gains on investments; and the effect on total investment return was 0.23% for
     Class A and R1, 0.33% for Class B, 0.16% for Class C, 0.15% for Class I, and 0.31% for
     Class R2, respectively.
(f)  Total return is not annualized.

 20   MainStay International Equity Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS B
    --------------------------------------------------------------------------------------------
                                                           JANUARY 1,
    SIX MONTHS                                                2003*
      ENDED                                                  THROUGH             YEAR ENDED
    APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
     2007***         2006         2005         2004           2003           2002         2001
     $ 15.78        $ 12.88      $ 11.44      $ 10.09        $  8.44        $  8.88      $ 10.70
    ----------      -------      -------      -------      -----------      -------      -------
        0.03           0.15         0.05        (0.02)          0.02          (0.08)       (0.07)
        2.17           3.43(e)      1.53         1.41           1.57          (0.41)       (1.79)
       (0.12)         (0.09)       (0.14)        0.03           0.04           0.05         0.11
    ----------      -------      -------      -------      -----------      -------      -------
        2.08           3.49         1.44         1.42           1.63          (0.44)       (1.75)
    ----------      -------      -------      -------      -----------      -------      -------
          --             --           --        (0.07)            --             --        (0.01)
       (1.12)         (0.59)          --           --             --             --        (0.06)
    ----------      -------      -------      -------      -----------      -------      -------
       (1.12)         (0.59)          --        (0.07)            --             --        (0.07)
    ----------      -------      -------      -------      -----------      -------      -------
        0.00(b)        0.00(b)      0.00(b)      0.00(b)        0.02             --           --
    ----------      -------      -------      -------      -----------      -------      -------
     $ 16.74        $ 15.78      $ 12.88      $ 11.44        $ 10.09        $  8.44      $  8.88
    ==========      =======      =======      =======      ===========      =======      =======
       13.85%(f)      28.13%(d)(e)   12.59%     14.16%         19.55%(f)      (4.95%)     (16.34%)
        0.33%+         1.11%        0.40%       (0.15%)         0.24%+        (0.80%)      (0.82%)
        2.35%+         2.37%        2.49%        2.65%          3.02%+         3.01%        2.92%
        2.30%+         2.41%(d)     2.51%          --             --             --           --
          18%            50%          51%          54%            71%           102%         129%
     $79,139        $67,150      $88,410      $69,882        $56,490        $46,779      $51,887

                            CLASS I
    -------------------------------------------------------
                                                JANUARY 2,
    SIX MONTHS                                    2004**
      ENDED                                       THROUGH
    APRIL 30,       YEAR ENDED OCTOBER 31,      OCTOBER 31,
     2007***          2006          2005           2004
     $  16.79       $  13.60      $  12.02        $ 11.40
    ----------      --------      --------      -----------
         0.14           0.33          0.23           0.12
         2.31           3.66(e)       1.59           0.49
        (0.12)         (0.10)        (0.14)          0.01
    ----------      --------      --------      -----------
         2.33           3.89          1.68           0.62
    ----------      --------      --------      -----------
        (0.15)         (0.11)        (0.10)            --
        (1.12)         (0.59)           --             --
    ----------      --------      --------      -----------
        (1.27)         (0.70)        (0.10)            --
    ----------      --------      --------      -----------
         0.00(b)        0.00(b)       0.00(b)        0.00(b)
    ----------      --------      --------      -----------
     $  17.85       $  16.79      $  13.60        $ 12.02
    ==========      ========      ========      ===========
        14.52%(f)      29.94%(d)(e)    13.98%        5.44%(f)
         1.65%+         2.22%         1.72%          1.33%+
         1.04%+         1.01%         1.17%          1.17%+
         1.01%+         1.08%(d)      1.19%            --
           18%            50%           51%            54%
     $595,062       $520,233      $135,643        $39,266

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                            CLASS R1
                                                       ---------------------------------------------------
                                                                                               JANUARY 2,
                                                       SIX MONTHS                                2004**
                                                         ENDED             YEAR ENDED            THROUGH
                                                       APRIL 30,          OCTOBER 31,          OCTOBER 31,
                                                        2007***         2006        2005          2004
Net asset value at beginning of period                   $16.71        $13.54      $12.00        $11.40
                                                       ----------      ------      ------      -----------
Net investment income (a)                                  0.13          0.32        0.22          0.12
Net realized and unrealized gain on investments            2.30          3.64(e)     1.54          0.47
Net realized and unrealized gain (loss) on foreign
  currency transactions                                   (0.12)        (0.10)      (0.14)         0.01
                                                       ----------      ------      ------      -----------
Total from investment operations                           2.31          3.86        1.62          0.60
                                                       ----------      ------      ------      -----------
Less dividends and distributions:
  From net investment income                              (0.14)        (0.10)      (0.08)           --
  From net realized gain on investments                   (1.12)        (0.59)         --            --
                                                       ----------      ------      ------      -----------
Total dividends and distributions                         (1.26)        (0.69)      (0.08)           --
                                                       ----------      ------      ------      -----------
Redemption fee (a)                                         0.00(b)       0.00(b)     0.00(b)       0.00(b)
                                                       ----------      ------      ------      -----------
Net asset value at end of period                         $17.76        $16.71      $13.54        $12.00
                                                       ==========      ======      ======      ===========
Total investment return (c)                               14.50%(f)     29.76%(d)(e)  13.57%       5.26%(f)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                    1.50%+        2.19%       1.62%         1.23%+
  Net expenses                                             1.14%+        1.12%       1.27%         1.27%+
  Expenses (before recoupment/waiver/reimbursement)        1.11%+        1.17%(d)    1.29%           --
Portfolio turnover rate                                      18%           50%         51%           54%
Net assets at end of period (in 000's)                   $4,240        $3,893      $3,325        $    1

                                                                 CLASS R2                                     CLASS R3
                                            ---------------------------------------------------      ---------------------------
                                                                                    JANUARY 2,                        APRIL 28,
                                            SIX MONTHS                                2004**         SIX MONTHS        2006**
                                              ENDED             YEAR ENDED            THROUGH          ENDED           THROUGH
                                            APRIL 30,          OCTOBER 31,          OCTOBER 31,      APRIL 30,       OCTOBER 31,
                                             2007***         2006        2005          2004           2007***           2006
Net asset value at beginning of period        $16.72        $13.55      $11.99        $11.40           $16.70          $15.26
                                            ----------      ------      ------      -----------      ----------      -----------
Net investment income (a)                       0.10          0.31        0.19          0.09             0.09            0.13
Net realized and unrealized gain on
  investments                                   2.32          3.62(e)     1.57          0.49             2.30            1.35(e)
Net realized and unrealized gain (loss) on
  foreign currency transactions                (0.12)        (0.10)      (0.14)         0.01            (0.12)          (0.04)
                                            ----------      ------      ------      -----------      ----------      -----------
Total from investment operations                2.30          3.83        1.62          0.59             2.27            1.44
                                            ----------      ------      ------      -----------      ----------      -----------
Less dividends and distributions:
  From net investment income                   (0.11)        (0.07)      (0.06)           --            (0.08)             --
  From net realized gain on investments        (1.12)        (0.59)         --            --            (1.12)             --
                                            ----------      ------      ------      -----------      ----------      -----------
Total dividends and distributions              (1.23)        (0.66)      (0.06)           --            (1.20)             --
                                            ----------      ------      ------      -----------      ----------      -----------
Redemption fee (a)                              0.00(b)       0.00(b)     0.00(b)       0.00(b)          0.00(b)         0.00(b)
                                            ----------      ------      ------      -----------      ----------      -----------
Net asset value at end of period              $17.79        $16.72      $13.55        $11.99           $17.77          $16.70
                                            ==========      ======      ======      ===========      ==========      ===========
Total investment return (c)                    14.31%(f)     29.53%(d)(e)  13.52%       5.18%(f)        14.22%(f)        9.44%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.24%+        2.07%       1.37%         0.98%+           1.03%+          1.60%+
  Net expenses                                  1.39%+        1.37%       1.52%         1.52%+           1.64%+          1.59%+
  Expenses (before
    recoupment/waiver/reimbursement)            1.36%+        1.42%(d)    1.54%           --             1.61%+          1.70%(d)+
Portfolio turnover rate                           18%           50%         51%           54%              18%             50%
Net assets at end of period (in 000's)        $  331        $  289      $  416        $    1           $   13          $   11

**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charge. Class I, R1, R2 and R3 are not subject to sales charge.
(d)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were $0.03 per share on net realized gains on investments; and the effect on total investment return was 0.23% for
     Class A and R1, 0.33% for Class B, 0.16% for Class C, 0.15% for Class I, and 0.31% for
     Class R2, respectively.
(f)  Total return is not annualized.

 22   MainStay International Equity Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay International Equity Fund (the "Fund"), a diversified fund.

The Fund currently offers seven classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on September 13, 1994. Class C shares commenced on September 1, 1998. Class I shares, Class R1 shares and Class R2 shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The seven classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee.

The Fund's investment objective is to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $82,299 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is

                                                    www.mainstayfunds.com     23
calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

The investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 26) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) PURCHASED AND WRITTEN OPTIONS. The Fund may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted and unrealized appreciation or depreciation is recorded to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, in exchange for the premium, the Fund foregoes the opportunity for capital appreciation above the exercise price should the price of the underlying security or foreign currency increase. By writing a covered put option, the Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price. A call option may be covered by the call writer's owning the underlying security throughout the option period. A call option may also be covered by the call writer's maintaining liquid assets valued at greater than the exercise price of the call written. When writing a covered call option, the Fund, in return for the premium on the option, gives up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as the

 24   MainStay International Equity Fund
obligation as the writer continues, has retained the risk of loss should the price of the underlying security decline. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

The Fund may purchase call and put options on its portfolio securities. The Fund may purchase call options to protect against an increase in the price of the security it anticipates purchasing. The Fund may purchase put options on its securities to protect against a decline in the value of the security or to close out covered written put positions. The Fund may also purchase options to seek to enhance returns. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. (See Note 5 on page 28.)

(H) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(I) FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into foreign currency forward contracts primarily to hedge its foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates or to try to enhance the Fund's returns.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Fund's exposure at period end to credit loss in the event of a counterparty's failure to perform its obligations. (See Note 5 on page 28.)

(J) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currencies amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(K) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 28.)

(L) REDEMPTION FEE. The Fund imposes a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee is designed to offset

                                                    www.mainstayfunds.com     25
brokerage commissions and other costs associated with short-term trading and is not assessed on the shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets' shares redeemed amount and retained by the Fund.

(M) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.90% on assets up to $500 million and 0.85% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class I, 1.03%; Class R1, 1.13%; Class R2, 1.38%
and Class R3, 1.63%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.60% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $3,545,898 and recouped $147,314.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

           OCTOBER 31,
               2009                  TOTAL
             $211,987               $211,987
       -------------------------------------------

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.60% of the Fund's average daily net assets on assets of the Fund. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to reimburse two-thirds of the reimbursed amount.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

 26   MainStay International Equity Fund

Pursuant to the Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $56,420 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $2,878, $39,369 and $4,627, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $459,030.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                               $         274            0.0*%
------------------------------------------------------------------
Class C                                         179            0.0*
------------------------------------------------------------------
Class I                                 104,566,351           17.6
------------------------------------------------------------------
Class R1                                      1,776            0.0*
------------------------------------------------------------------
Class R2                                      1,768            0.5
------------------------------------------------------------------
Class R3                                     12,500           99.7
------------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $17,624.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million

                                                    www.mainstayfunds.com     27
of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $53,482 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                       2006
Distributions paid from:
  Ordinary Income                               $ 3,637,724
  Long-Term Capital Gains                        13,117,833
-----------------------------------------------------------
                                                $16,755,557
-----------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED, WRITTEN OPTIONS AND FOREIGN CURRENCY FORWARD
CONTRACTS:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $149,491,615. The Fund received $157,576,045 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

During the six months ended April 30, 2007, the Fund had the following transactions in written options:

                                   NUMBER OF
                                   CONTRACTS   PREMIUM
Options outstanding at April 30,
  2007                                    --  $     --
------------------------------------------------------
Options--written                     346,705   210,437
------------------------------------------------------
Options--expired                          --        --
------------------------------------------------------
Options--canceled in closing
  transactions                            --        --
------------------------------------------------------
Options outstanding at April 30,
  2007                               346,705  $210,437
------------------------------------------------------

Foreign Currency Forward Contracts held at April 30, 2007:

                                                                       CONTRACT                 CONTRACT           UNREALIZED
                                                                         AMOUNT                   AMOUNT        APPRECIATION/
                                                                      PURCHASED                     SOLD       (DEPRECIATION)
Foreign Currency Buy Contracts:
-----------------------------------------------------------------------------------------------------------------------------
Australian Dollar vs. U.S. Dollar, expiring 5/30/07            A$    4,284,182        $       3,275,000        $      288,430
-----------------------------------------------------------------------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 6/19/07               L     6,884,543        $      13,550,000               213,190
-----------------------------------------------------------------------------------------------------------------------------
Japanese Yen vs. U.S. Dollar, expiring 9/5/07                  Y   776,507,680        $       6,760,000              (156,407)
-----------------------------------------------------------------------------------------------------------------------------

                                                                       CONTRACT                 CONTRACT
                                                                         AMOUNT                   AMOUNT
                                                                           SOLD                PURCHASED
Foreign Cross Currency Sale Contracts:
-----------------------------------------------------------------------------------------------------------------------------
Australian Dollar vs. Canadian Dollar, expiring 5/30/07        A$   11,171,722        C$     10,025,000              (252,047)
-----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar vs. Australian Dollar, expiring 5/30/07        C$   22,045,000        A$     25,252,005             1,124,312
-----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar vs. Australian Dollar, expiring 8/9/07         C$    4,036,000        A$      4,442,488                41,124
-----------------------------------------------------------------------------------------------------------------------------
Euro Dollar vs. Japanese Yen, expiring 5/29/07                 E    30,658,000        Y   4,557,311,700            (3,606,617)
-----------------------------------------------------------------------------------------------------------------------------
Euro Dollar vs. Japanese Yen, expiring 7/11/07                 E    16,818,613        Y   2,564,356,088            (1,354,526)
-----------------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar vs. Pound Sterling, expiring 6/6/07           HKD 114,200,380        L       7,540,733               462,221
-----------------------------------------------------------------------------------------------------------------------------
Pound Sterling vs. Hong Kong Dollar, expiring 6/6/07           L     2,043,681        HKD    31,300,000               (80,540)
-----------------------------------------------------------------------------------------------------------------------------
Singapore Dollar vs. Norwegian Krone, expiring 7/18/07         S$    4,505,000        NK     18,865,138               195,404
-----------------------------------------------------------------------------------------------------------------------------
Swedish Krona vs. Japanese Yen, expiring 9/10/07               KR   80,000,000        Y   1,317,880,000              (800,735)
-----------------------------------------------------------------------------------------------------------------------------
Swiss Franc vs. Japanese Yen, expiring 6/12/07                 CF   55,485,000        Y   5,326,914,037            (1,279,015)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on foreign currency forward
  contracts                                                                                                    $   (5,205,206)
-----------------------------------------------------------------------------------------------------------------------------

 28   MainStay International Equity Fund

Foreign Currency held at April 30, 2007:

                                                    CURRENCY               COST              VALUE
Australian Dollar                         A$      5,178,414        $ 4,069,590        $ 4,310,253
--------------------------------------------------------------------------------------------------
Danish Krone                              DK         17,248              2,963              3,159
--------------------------------------------------------------------------------------------------
Euro                                      E       1,704,955          2,319,343          2,326,667
--------------------------------------------------------------------------------------------------
Hong Kong Dollar                          HK      1,308,650            167,490            167,295
--------------------------------------------------------------------------------------------------
Japanese Yen                              Y   1,791,327,327         15,054,989         14,992,068
--------------------------------------------------------------------------------------------------
Norwegian Krone                           NK     34,460,600          5,765,245          5,791,990
--------------------------------------------------------------------------------------------------
Pound Sterling                            L       3,671,614          7,256,431          7,342,126
--------------------------------------------------------------------------------------------------
Singapore Dollar                          SGD        76,260             50,375             50,196
--------------------------------------------------------------------------------------------------
Swedish Krona                             KR      8,693,012          1,292,065          1,297,465
--------------------------------------------------------------------------------------------------
Swiss Franc                               CF        546,705            453,703            452,664
--------------------------------------------------------------------------------------------------
                                                                   $36,432,194        $36,733,883
--------------------------------------------------------------------------------------------------

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):
During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $164,696 and $139,120, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                                                     SIX MONTHS ENDED
                                                                                      APRIL 30, 2007*
                                                          CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2   CLASS R3*

Shares sold                                                1,974       899      480      3,694       --(a)      11          --(a)
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and
  distributions                                              603       294       65      1,881       18          2          --(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                           2,577     1,193      545      5,575       18         13          --(a)
Shares redeemed                                           (1,088)     (517)    (139)    (3,210)     (12)       (11)         --
---------------------------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                                230      (205)      --         --       --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net increase                                               1,719       471      406      2,365        6          2          --(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     29

                                                                                        YEAR ENDED
                                                                                     OCTOBER 31, 2006
                                                         CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2   CLASS R3**
Shares sold                                               3,443     1,012      405     23,888        5          9            1
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends and
  distributions                                             251       296       31        481       12          1           --
---------------------------------------------------------------------------------------------------------------------------------
                                                          3,694     1,308      436     24,369       17         10            1
Shares redeemed                                          (3,861)   (1,325)    (257)    (3,366)     (30)       (24)          --(a)
---------------------------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                             2,468    (2,594)      --         --       --         --           --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   2,301    (2,611)     179     21,003      (13)       (14)           1
---------------------------------------------------------------------------------------------------------------------------------

*   Unaudited.
**  Commencement of Operations on April 28, 2006.
(a) Less than one thousand shares.

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay International Equity Fund was $772,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 30   MainStay International Equity Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:
  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

 INTERNATIONAL
     EQUITY            VOTES         VOTES
      FUND              FOR         WITHHELD   ABSTENTIONS       TOTAL
Susan B. Kerley    28,120.547.839  46,538.218  28,563.000    28,195,649.057
---------------------------------------------------------------------------
Alan R. Latshaw    28,120,807.296  46,278.761  28,563.000    28,195,649.057
---------------------------------------------------------------------------
Peter Meenan       28,119,952.769  47,133.288  28,563.000    28,195,649.057
---------------------------------------------------------------------------
Richard H.
 Nolan, Jr.        28,120,892.213  46,193.844  28,563.000    28,195,649.057
---------------------------------------------------------------------------
Richard S.
 Trutanic          28,119,127.924  47,958.133  28,563.000    28,195,649.057
---------------------------------------------------------------------------
Roman L. Weil      28,119,847.971  48,238.086  28,563.000    28,195,649.057
---------------------------------------------------------------------------
John A. Weisser    28,120,197.509  46,888.548  28,563.000    28,195,649.057
---------------------------------------------------------------------------
Brian A. Murdock   28,121,682.267  45,403.790  28,563.000    28,195,649.057
---------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     31

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 32   MainStay International Equity Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     33

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 34   MainStay International Equity Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     35

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A08961            (RECYCLE LOGO)           MS377-06           MSIE11-12/06

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP GROWTH FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP GROWTH FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      10
--------------------------------------------------------------------------------

Financial Statements                                                          13
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  23
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        23
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               23
--------------------------------------------------------------------------------

Trustees and Officers                                                         24

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        7.97%    1.69%  9.61%     4.81%
Excluding sales charges  14.25     7.61   10.86     5.75

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP GROWTH FUND       RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
1/2/01                                                                      9450                              10000
                                                                            8789                               8740
                                                                            8042                               7429
                                                                            5878                               6190
                                                                            8155                               8428
                                                                            9393                               9022
                                                                           12512                              11572
4/30/07                                                                    13464                              12860

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR   YEARS   INCEPTION
----------------------------------------------------------
With sales charges        8.77%   1.80%  9.78%     4.97%
Excluding sales charges  13.77    6.80   10.06     4.97

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP GROWTH FUND       RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
1/2/01                                                                     10000                              10000
                                                                            9270                               8740
                                                                            8420                               7429
                                                                            6100                               6190
                                                                            8410                               8428
                                                                            9620                               9022
                                                                           12730                              11572
4/30/07                                                                    13596                              12860

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR   YEARS   INCEPTION
----------------------------------------------------------
With sales charges       12.78%   5.80%  10.04%    4.96%
Excluding sales charges  13.78    6.80   10.04     4.96

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP GROWTH FUND       RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
1/2/01                                                                     10000                              10000
                                                                            9270                               8740
                                                                            8420                               7429
                                                                            6100                               6190
                                                                            8410                               8428
                                                                            9610                               9022
                                                                           12720                              11572
4/30/07                                                                    13585                              12860

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. From inception through 3/28/05 performance of Class I shares (first offered 3/29/05) includes the historical performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class I shares upon initial offer. Prior to 4/28/06, performance for Class R3 shares

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR   YEARS   INCEPTION
----------------------------------------------------------
                         14.47%   8.02%  11.22%    6.08%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP GROWTH FUND       RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
1/2/01                                                                     10000                              10000
                                                                            9308                               8740
                                                                            8538                               7429
                                                                            6256                               6190
                                                                            8702                               8428
                                                                           10056                               9022
                                                                           13452                              11572
4/30/07                                                                    14531                              12860

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR   YEARS   INCEPTION
----------------------------------------------------------
                         14.01%   7.30%  10.48%    5.39%

(PERFORMANCE GRAPH)

                                                                          CLASS R3                 RUSSELL MIDCAP GROWTH INDEX
                                                                          --------                 ---------------------------
1/2/01                                                                     10000                              10000
4/30/01                                                                     9289                               8740
4/30/02                                                                     8470                               7429
4/30/03                                                                     6169                               6190
4/30/04                                                                     8530                               8428
4/30/05                                                                     9790                               9022
4/30/06                                                                    12995                              11572
4/30/07                                                                    13943                              12860

                                      SIX      ONE     FIVE       SINCE
BENCHMARK PERFORMANCE                MONTHS   YEAR     YEARS    INCEPTION

Russell Midcap(R) Growth Index(1)    11.77%   11.13%   11.60%     4.05%
Average Lipper mid-cap growth
  fund(2)                            11.45     6.75     8.73      2.43

includes the historical performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class R3 shares upon initial offer. Unadjusted, the performance shown for these newer classes of shares might have been lower.
1. The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell Midcap(R) Growth Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Mid Cap Growth Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,143.50           $ 7.97            $1,017.50            $ 7.50
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,139.25           $11.93            $1,013.75            $11.23
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,139.25           $11.93            $1,013.75            $11.23
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,145.40           $ 5.96            $1,019.40            $ 5.61
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,141.25           $ 9.08            $1,016.45            $ 8.55
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.50% for Class A, 2.25% for Class B and Class C, 1.12% for Class I and 1.71% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     97.9
Short-Term Investments (collateral from securities lending                        25.4
  is 24.0%)*
Investment Company                                                                 1.3
Liabilities in Excess of Cash and Other Assets                                   (24.6)

* Includes 2.3% of Short-Term Investment Company Securities.

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Allegheny Technologies, Inc.
 2.  Tesoro Corp.
 3.  Terex Corp.
 4.  National Oilwell Varco, Inc.
 5.  Coach, Inc.
 6.  FactSet Research Systems, Inc.
 7.  Affiliated Managers Group, Inc.
 8.  Cytyc Corp.
 9.  American Eagle Outfitters, Inc.
10.  Thermo Fisher Scientific, Inc.

 8   MainStay Mid Cap Growth Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Edmund C. Spelman of MacKay Shields LLC

HOW DID MAINSTAY MID CAP GROWTH FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Mid Cap Growth Fund returned 14.25% for Class A shares, 13.77% for Class B shares and 13.78% for Class C shares for the six months ended April 30, 2007. Over the same period, Class I shares returned 14.47% and Class R3 shares returned 14.01%. All share classes outperformed the 11.77% return of the Russell Midcap(R) Growth Index(1) and the 11.45% return of the average Lipper(2) mid-cap growth fund for the six months ended April 30, 2007. The Russell Midcap(R) Growth Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHICH FACTORS HAD THE GREATEST IMPACT ON THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

In a period marked by rising oil prices and higher commodity prices, the Fund's strong performance resulted from stock selection and allocation in energy and materials, as well as stock selection in industrials. The Fund's three strongest sectors on both an absolute and relative basis were materials, energy and industrials. The weakest sectors on a relative basis were technology, financials and health care.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE STRONG PERFORMERS AND WHICH ONES WERE WEAK?

The strongest contributors to the Fund's performance were diversified metals producer Allegheny Technologies, capital equipment manufacturer Terex and independent petroleum refiner and marketer Tesoro, all of which benefited from strong demand during the reporting period. Major detractors from the Fund's performance were biopharmaceutical company MannKind, cancer-care systems provider Varian Medical Systems and property and casualty insurer W.R. Berkley. Varian Medical Systems and W.R. Berkley experienced lower-than-expected earnings. MannKind declined after analysts concluded that the company would not seek a partner for an insulin product that was in development.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund initiated new positions in Precision Castparts and Dick's Sporting Goods because each of these companies had an attractive earnings outlook and the stocks had compelling valuations. The Fund sold its positions in Capital One Financial and Quest Diagnostics because the short- and long-term earnings outlook for each of these companies was weak.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund's underweight position relative to the Russell Midcap(R) Growth Index increased in the consumer discretionary sector. The Fund reduced the size of its consumer discretionary position, which made an already underweight position even leaner relative to the Index. In contrast, the Fund increased its overweight position in the energy sector. The Fund went from an underweight to an overweight position in the industrials sector and from an overweight to an underweight position in the financials sector.

At the end of April 2007, the Fund was significantly underweight relative to the Russell Midcap(R) Growth Index in consumer discretionary and consumer staples. At the same time, the Fund was significantly overweight in energy, health care, industrials and materials.


Mid-capitalization companies are generally less established and their stocks may be more volatile and less liquid than the securities of larger companies. The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price for the stock may decline significantly, even if earnings showed an absolute increase. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on the Russell Midcap(R) Growth Index.
2. See footnote on page 6 for more information on Lipper Inc.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                        SHARES          VALUE
COMMON STOCKS (97.9%)+
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (5.6%)
Alliant Techsystems, Inc. (a)(b)                        49,350   $  4,595,965
L-3 Communications Holdings, Inc.                       43,300      3,893,969
Precision Castparts Corp.                               43,200      4,497,552
                                                                 ------------
                                                                   12,987,486
                                                                 ------------
BIOTECHNOLOGY (2.1%)
Cephalon, Inc. (a)(b)                                   39,100      3,112,751
MannKind Corp. (a)(b)                                  121,600      1,768,064
                                                                 ------------
                                                                    4,880,815
                                                                 ------------
BUILDING PRODUCTS (1.1%)
Lennox International, Inc.                              77,500      2,620,275
                                                                 ------------

CAPITAL MARKETS (2.5%)
V  Affiliated Managers Group, Inc. (a)(b)               48,600      5,716,818
                                                                 ------------
CHEMICALS (1.4%)
Scotts Miracle-Gro Co. (The) Class A                    71,600      3,219,852
                                                                 ------------
COMPUTERS & PERIPHERALS (1.0%)
QLogic Corp. (a)                                       123,200      2,202,816
                                                                 ------------
CONSTRUCTION & ENGINEERING (1.9%)
Fluor Corp.                                             46,600      4,455,892
                                                                 ------------

CONSUMER FINANCE (0.7%)
AmeriCredit Corp. (a)(b)                                63,600      1,604,628
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES (2.5%)
IntercontinentalExchange, Inc. (a)                      21,900      2,781,300
Nasdaq Stock Market, Inc. (The) (a)                     92,100      2,998,776
                                                                 ------------
                                                                    5,780,076
                                                                 ------------
ELECTRICAL EQUIPMENT (1.6%)
Roper Industries, Inc.                                  65,000      3,643,900
                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
Amphenol Corp. Class A                                 133,000      4,669,630
Avnet, Inc. (a)(b)                                      95,600      3,910,040
CDW Corp. (b)                                           17,000      1,224,170
                                                                 ------------
                                                                    9,803,840
                                                                 ------------
ENERGY EQUIPMENT & SERVICES (6.5%)
Atwood Oceanics, Inc. (a)(b)                            78,300      4,925,070
ENSCO International, Inc.                               69,300      3,907,134
V  National Oilwell Varco, Inc. (a)                     71,000      6,024,350
                                                                 ------------
                                                                   14,856,554
                                                                 ------------


                                                        SHARES          VALUE
HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
V  Cytyc Corp. (a)                                     151,900   $  5,351,437
Respironics, Inc. (a)                                   39,900      1,626,324
Varian Medical Systems, Inc. (a)                        50,500      2,131,605
                                                                 ------------
                                                                    9,109,366
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (8.0%)
Coventry Health Care, Inc. (a)(b)                       85,250      4,930,007
DaVita, Inc. (a)                                        47,100      2,572,131
Health Net, Inc. (a)                                    72,200      3,903,132
Henry Schein, Inc. (a)(b)                               75,400      3,930,602
Sierra Health Services, Inc. (a)                        75,600      3,131,352
                                                                 ------------
                                                                   18,467,224
                                                                 ------------
HOTELS, RESTAURANTS & LEISURE (3.7%)
Boyd Gaming Corp.                                       23,600      1,073,800
Las Vegas Sands Corp. (a)                               45,900      3,910,221
Penn National Gaming, Inc. (a)                          71,600      3,461,144
                                                                 ------------
                                                                    8,445,165
                                                                 ------------
HOUSEHOLD DURABLES (2.0%)
Garmin, Ltd. (b)                                        31,400      1,827,166
Harman International Industries, Inc.                   23,400      2,852,226
                                                                 ------------
                                                                    4,679,392
                                                                 ------------
INSURANCE (1.0%)
W.R. Berkley Corp.                                      71,150      2,311,664
                                                                 ------------

INTERNET SOFTWARE & SERVICES (2.9%)
Akamai Technologies, Inc. (a)(b)                        75,800      3,341,264
Equinix, Inc. (a)(b)                                    22,100      1,844,687
j2 Global Communications, Inc. (a)(b)                   54,300      1,561,668
                                                                 ------------
                                                                    6,747,619
                                                                 ------------
IT SERVICES (1.6%)
Alliance Data Systems Corp. (a)(b)                      58,300      3,711,378
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES (3.8%)
Pharmaceutical Product Development, Inc.               104,900      3,783,743
V  Thermo Fisher Scientific, Inc. (a)(b)                95,900      4,992,554
                                                                 ------------
                                                                    8,776,297
                                                                 ------------
MACHINERY (6.2%)
Joy Global, Inc.                                        72,600      3,675,738
Oshkosh Truck Corp.                                     73,200      4,094,808
V  Terex Corp. (a)                                      83,300      6,484,905
                                                                 ------------
                                                                   14,255,451
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Mid Cap Growth Fund     The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
MEDIA (1.6%)
Cablevision Systems Corp. Class A (a)                  114,600   $  3,756,588
                                                                 ------------

METALS & MINING (5.7%)
V  Allegheny Technologies, Inc.                         79,100      8,667,778
Commercial Metals Co.                                  131,500      4,409,195
                                                                 ------------
                                                                   13,076,973
                                                                 ------------
OIL, GAS & CONSUMABLE FUELS (6.9%)
Holly Corp.                                             34,900      2,219,640
Newfield Exploration Co. (a)                            97,800      4,278,750
Peabody Energy Corp.                                    27,500      1,319,450
V  Tesoro Corp.                                         66,100      8,011,320
                                                                 ------------
                                                                   15,829,160
                                                                 ------------
PHARMACEUTICALS (1.1%)
Endo Pharmaceuticals Holdings, Inc. (a)                 80,500      2,490,670
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (1.1%)
CapitalSource, Inc.                                     98,200      2,530,614
                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
MEMC Electronic Materials, Inc. (a)                     67,600      3,709,888
                                                                 ------------

SOFTWARE (5.5%)
Amdocs, Ltd. (a)                                        64,900      2,385,075
Autodesk, Inc. (a)                                      82,900      3,421,283
V  FactSet Research Systems, Inc.                       93,000      5,720,430
TIBCO Software, Inc. (a)                               124,300      1,133,616
                                                                 ------------
                                                                   12,660,404
                                                                 ------------
SPECIALTY RETAIL (2.7%)
V  American Eagle Outfitters, Inc. (b)                 171,150      5,043,791
Dick's Sporting Goods, Inc. (a)                         22,600      1,267,634
                                                                 ------------
                                                                    6,311,425
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (4.2%)
V  Coach, Inc. (a)                                     117,800      5,752,174
Phillips-Van Heusen Corp.                               69,800      3,901,820
                                                                 ------------
                                                                    9,653,994
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
WESCO International, Inc. (a)                           41,500      2,621,555
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (2.0%)
Leap Wireless International, Inc. (a)                   15,100      1,152,583
NII Holdings, Inc. (a)                                  14,800      1,135,900
SBA Communications Corp. Class A (a)(b)                 77,700      2,285,934
                                                                 ------------
                                                                    4,574,417
                                                                 ------------
Total Common Stocks
 (Cost $163,106,941)                                              225,492,196
                                                                 ------------


                                                        SHARES          VALUE
INVESTMENT COMPANY (1.3%)
-----------------------------------------------------------------------------
iShares Russell Midcap Growth Index Fund (b)(c)         27,500   $  3,073,675
                                                                 ------------
Total Investment Company
 (Cost $2,929,819)                                                  3,073,675
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT
SHORT-TERM INVESTMENTS (25.4%)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (7.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (d)                            $1,702,364      1,702,364
Compass Securitization
 5.292%, due 5/23/07 (d)                               978,949        978,949
 5.294%, due 5/31/07 (d)                               965,883        965,883
Den Danske Bank
 5.276%, due 5/15/07 (d)                             2,274,857      2,274,857
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                   3,185,000      3,185,000
Greyhawk Funding LLC
 5.30%, due 5/8/07 (d)                               1,650,390      1,650,390
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (d)                               650,872        650,872
 5.289%, due 5/4/07 (d)                                287,926        287,926
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (d)                             1,151,705      1,151,705
Old Line Funding LLC
 5.293%, due 5/16/07 (d)                             1,151,705      1,151,705
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (d)                              1,089,492      1,089,492
Ranger Funding
 5.293%, due 5/22/07 (d)                               863,779        863,779
Yorktown Capital LLC
 5.282%, due 5/31/07 (d)                             1,151,705      1,151,705
                                                                 ------------
Total Commercial Paper
 (Cost $17,104,627)                                                17,104,627
                                                                 ------------

                                                        SHARES
INVESTMENT COMPANY (2.3%)
BGI Institutional Money Market Fund (d)              5,297,195      5,297,195
                                                                 ------------
Total Investment Company
 (Cost $5,297,195)                                                  5,297,195
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $1,209,472 (Collateralized
 by various Corporate Bonds and a U.S. Treasury
 Note, with rates between 0.00%-8.38% and maturity
 dates between 8/1/07-2/15/99, with a Principal
 Amount of $1,917,819 and a Market Value of
 $1,263,738) (d)                                    $1,209,290   $  1,209,290
                                                                 ------------
Total Repurchase Agreement
 (Cost $1,209,290)                                                  1,209,290
                                                                 ------------

TIME DEPOSITS (15.2%)
Abbey National PLC
 5.30%, due 5/7/07 (d)                               2,303,408      2,303,408
Bank of America Corp.
 5.27%, due 5/18/07 (d)(e)                           3,167,188      3,167,188
Bank of Nova Scotia
 5.28%, due 5/17/07 (d)                              2,015,484      2,015,484
Calyon
 5.31%, due 5/1/07 (d)                               6,679,888      6,679,888
Deutsche Bank AG
 5.28%, due 5/15/07 (d)                              2,303,410      2,303,410
KBC Bank N.V.
 5.28%, due 6/5/07 (d)                               2,591,336      2,591,336
Rabobank Nederland
 5.265%, due 5/3/07 (d)                              2,015,484      2,015,484
Royal Bank of Scotland
 5.285%, due 5/8/07 (d)                              2,879,262      2,879,262
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (d)                              2,303,410      2,303,410
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (d)                              2,303,410      2,303,410
Toronto Dominion Bank
 5.28%, due 5/11/07 (d)                              3,743,041      3,743,041
UBS AG
 5.27%, due 5/4/07 (d)                               2,591,336      2,591,336
                                                                 ------------
Total Time Deposits
 (Cost $34,896,657)                                                34,896,657
                                                                 ------------
Total Short-Term Investments
 (Cost $58,507,769)                                                58,507,769
                                                                 ------------
Total Investments
 (Cost $224,544,529) (f)                                 124.6%   287,073,640(g)
Liabilities in Excess of
 Cash and Other Assets                                   (24.6)   (56,629,285)
                                                    ----------   ------------
Net Assets                                               100.0%  $230,444,355
                                                    ==========   ============

(a)  Non-income producing security.
(b) Represents a security, or a portion thereof, which is out on loan.
(c) Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) Floating rate. Rate shown is the rate in effect at April 30, 2007.
(f)  The cost for federal income tax purposes is $224,761,350.
(g)  At April 30, 2007 net unrealized appreciation was
     $62,312,290, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $63,829,609 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,517,319.

 12   MainStay Mid Cap Growth Fund     The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost
  $224,544,529) including $53,706,570 market
  value of securities loaned                    $287,073,640
Cash                                                   7,045
Receivables:
  Fund shares sold                                   574,110
  Investment securities sold                         388,897
  Dividends and interest                               8,585
Other assets                                          41,143
                                                -------------
    Total assets                                 288,093,420
                                                -------------
LIABILITIES:
Securities lending collateral                     55,322,769
Payables:
  Fund shares redeemed                             1,693,080
  Transfer agent (See Note 3)                        271,985
  Manager (See Note 3)                               158,896
  NYLIFE Distributors (See Note 3)                   112,962
  Shareholder communication                           51,701
  Professional fees                                   24,517
  Custodian                                            3,453
  Trustees                                             2,068
Accrued expenses                                       7,634
                                                -------------
    Total liabilities                             57,649,065
                                                -------------
Net assets                                      $230,444,355
                                                =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $     92,314
  Class B                                             45,083
  Class C                                             32,626
  Class I                                              1,836
  Class R3                                               361
Additional paid-in capital                       166,463,490
Accumulated net investment loss                     (796,601)
Accumulated undistributed net realized gain on
  investments                                      2,076,135
Net unrealized appreciation on investments        62,529,111
                                                -------------
Net assets                                      $230,444,355
                                                =============
CLASS A
Net assets applicable to outstanding shares     $126,241,089
                                                =============
Shares of beneficial interest outstanding          9,231,434
                                                =============
Net asset value per share outstanding           $      13.68
Maximum sales charge (5.50% of offering price)          0.80
                                                -------------
Maximum offering price per share outstanding    $      14.48
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 58,708,536
                                                =============
Shares of beneficial interest outstanding          4,508,349
                                                =============
Net asset value and offering price per share
  outstanding                                   $      13.02
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 42,467,069
                                                =============
Shares of beneficial interest outstanding          3,262,637
                                                =============
Net asset value and offering price per share
  outstanding                                   $      13.02
                                                =============
CLASS I
Net assets applicable to outstanding shares     $  2,534,664
                                                =============
Shares of beneficial interest outstanding            183,607
                                                =============
Net asset value and offering price per share
  outstanding                                   $      13.80
                                                =============
CLASS R3
Net assets applicable to outstanding shares     $    492,997
                                                =============
Shares of beneficial interest outstanding             36,139
                                                =============
Net asset value and offering price per share
  outstanding                                   $      13.64
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $   990,906
  Interest                                           200,834
  Income from securities loaned--net                  63,178
                                                 ------------
    Total income                                   1,254,918
                                                 ------------
EXPENSES:
  Manager (See Note 3)                               840,665
  Transfer agent--Classes A, B and C (See Note
    3)                                               374,881
  Transfer agent--Class I (See Note 3)                 2,773
  Distribution--Class B (See Note 3)                 214,667
  Distribution--Class C (See Note 3)                 158,758
  Distribution--Class R3 (See Note 3)                    720
  Distribution/Service--Class A (See Note 3)         152,524
  Service--Class B (See Note 3)                       71,556
  Service--Class C (See Note 3)                       52,919
  Distribution/Service--Class R3 (See Note 3)            720
  Registration                                        38,462
  Shareholder communication                           37,553
  Professional fees                                   33,067
  Recordkeeping                                       24,433
  Custodian                                            7,013
  Trustees                                             5,390
  Shareholder service--Class R3                          288
  Miscellaneous                                        6,400
                                                 ------------
    Total expenses                                 2,022,789
  Net recouped fees (See Note 3)                      28,730
                                                 ------------
    Net expenses                                   2,051,519
                                                 ------------
Net investment loss                                 (796,601)
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                   2,295,408
Net change in unrealized appreciation on
  investments                                     27,980,788
                                                 ------------
Net realized and unrealized gain on investments   30,276,196
                                                 ------------
Net increase in net assets resulting from
  operations                                     $29,479,595
                                                 ============

 14   MainStay Mid Cap Growth Fund     The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007           2006
INCREASE IN NET ASSETS:
Operations:
 Net investment loss                 $   (796,601)  $ (2,108,907)
 Net realized gain on investments       2,295,408     11,990,917
 Net change in unrealized
  appreciation on investments          27,980,788      1,465,538
                                     ---------------------------
 Net increase in net assets
  resulting from operations            29,479,595     11,347,548
                                     ---------------------------
Distributions to shareholders:
 From net realized gain on investments:
   Class A                             (5,019,235)            --
   Class B                             (2,433,628)            --
   Class C                             (1,838,133)            --
   Class I                                (70,385)            --
   Class R3                               (31,948)            --
                                     ---------------------------
 Total distributions to
  shareholders                         (9,393,329)            --
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             17,117,667     92,764,837
   Class B                              3,931,156     20,942,802
   Class C                              6,007,092     35,341,857
   Class I                                697,341      8,177,597
   Class R3                                30,991        769,866
 Net asset value of shares issued to shareholders
  in reinvestment of distributions:
   Class A                              4,066,582             --
   Class B                              2,271,098             --
   Class C                                979,813             --
   Class I                                 70,385             --
   Class R3                                31,948             --
                                     ---------------------------
                                       35,204,073    157,996,959
 Cost of shares redeemed:
   Class A                            (32,489,505)   (37,039,473)
   Class B                             (8,373,217)   (15,094,102)
   Class C                            (10,774,393)    (7,839,063)
   Class I                                (61,938)   (11,898,521)
   Class R3                              (370,137)       (25,913)
                                     ---------------------------
                                      (52,069,190)   (71,897,072)

                                             2007           2006
 Net asset value of shares converted (See Note
  1):
   Class A                           $  1,588,603   $ 16,051,062
   Class B                             (1,588,603)   (16,051,062)
   Increase (decrease) in net
    assets derived from capital
    share transactions                (16,865,117)    86,099,887
                                     ---------------------------
   Net increase in net assets           3,221,149     97,447,435

NET ASSETS:
Beginning of period                   227,223,206    129,775,771
                                     ---------------------------
End of period                        $230,444,355   $227,223,206
                                     ===========================
Accumulated net investment loss at
 end of period                       $   (796,601)  $         --
                                     ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                                  CLASS A
                                         ------------------------------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                         SIX MONTHS                                                   2003*
                                           ENDED                                                     THROUGH         YEAR ENDED
                                         APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,      DECEMBER 31,
                                          2007***           2006         2005          2004           2003              2002
Net asset value at beginning of period    $  12.47        $  11.40      $  9.09       $  8.23        $  5.86          $  8.25
                                         ----------       --------      -------       -------      -----------      ------------
Net investment loss (a)                      (0.02)          (0.09)       (0.10)        (0.09)         (0.07)           (0.09)
Net realized and unrealized gain (loss)
  on investments                              1.75            1.16         2.41          0.95           2.44            (2.30)
                                         ----------       --------      -------       -------      -----------      ------------
Total from investment operations              1.73            1.07         2.31          0.86           2.37            (2.39)
                                         ----------       --------      -------       -------      -----------      ------------
Less distributions:
  From net realized gain on investments      (0.52)             --           --            --             --               --
                                         ----------       --------      -------       -------      -----------      ------------
Net asset value at end of period          $  13.68        $  12.47      $ 11.40       $  9.09        $  8.23          $  5.86
                                         ==========       ========      =======       =======      ===========      ============
Total investment return (b)                  14.25%(c)        9.39%       25.41%        10.45%         40.44%(c)       (28.97%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                        (0.39%)+        (0.69%)(d)   (0.91%)       (0.99%)        (1.21%)+         (1.22%)
  Net expenses                                1.50% +         1.50%        1.50%         1.50%          1.50% +          1.50%
  Expenses (before recoupment/waiver)         1.47% +         1.55%        1.63%         1.69%          1.95% +          1.81%
Portfolio turnover rate                         16%             52%          44%           52%            42%             188%
Net assets at end of period (in 000's)    $126,241        $124,741      $48,597       $46,234        $35,473          $18,523

                                           CLASS A
                                         ------------
                                          JANUARY 2,
                                            2001**
                                           THROUGH
                                         DECEMBER 31,
                                             2001
Net asset value at beginning of period     $ 10.00
                                         ------------
Net investment loss (a)                      (0.09)
Net realized and unrealized gain (loss)
  on investments                             (1.66)
                                         ------------
Total from investment operations             (1.75)
                                         ------------
Less distributions:
  From net realized gain on investments         --
                                         ------------
Net asset value at end of period           $  8.25
                                         ============
Total investment return (b)                 (17.50%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                        (1.01%)
  Net expenses                                1.50%
  Expenses (before recoupment/waiver)         1.87%
Portfolio turnover rate                        127%
Net assets at end of period (in 000's)     $22,965

                                                                                 CLASS C
                                         ----------------------------------------------------------------------------------------
                                                                                                 JANUARY 1,
                                         SIX MONTHS                                                 2003*
                                           ENDED                                                   THROUGH         YEAR ENDED
                                         APRIL 30,             YEAR ENDED OCTOBER 31,            OCTOBER 31,      DECEMBER 31,
                                          2007***          2006         2005          2004          2003              2002
Net asset value at beginning of period    $ 11.94         $ 10.99      $  8.82       $ 8.05        $ 5.77           $  8.18
                                         ----------       -------      -------       ------      -----------      ------------
Net investment income (loss) (a)            (0.07)          (0.17)       (0.17)       (0.15)        (0.11)            (0.13)
Net realized and unrealized gain (loss)
  on investments                             1.67            1.12         2.34         0.92          2.39             (2.28)
                                         ----------       -------      -------       ------      -----------      ------------
Total from investment operations             1.60            0.95         2.17         0.77          2.28             (2.41)
                                         ----------       -------      -------       ------      -----------      ------------
Less distributions:
  From net realized gain on investments     (0.52)             --           --           --            --                --
                                         ----------       -------      -------       ------      -----------      ------------
Net asset value at end of period          $ 13.02         $ 11.94      $ 10.99       $ 8.82        $ 8.05           $  5.77
                                         ==========       =======      =======       ======      ===========      ============
Total investment return (b)                 13.78%(c)        8.64%       24.60%        9.57%        39.51%(c)        (29.46%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)              (1.13%)+        (1.44%)      (1.66%)      (1.74%)       (1.96%)+          (1.97%)
  Net expenses                               2.25% +         2.25%        2.25%        2.25%         2.25% +           2.25%
  Expenses (before recoupment/waiver)        2.22% +         2.30%        2.38%        2.44%         2.70% +           2.56%
Portfolio turnover rate                        16%             52%          44%          52%           42%              188%
Net assets at end of period (in 000's)    $42,467         $42,625      $14,181       $3,580        $2,148           $   871

                                           CLASS C
                                         ------------
                                          JANUARY 2,
                                            2001**
                                           THROUGH
                                         DECEMBER 31,
                                             2001
Net asset value at beginning of period     $ 10.00
                                         ------------
Net investment income (loss) (a)             (0.14)
Net realized and unrealized gain (loss)
  on investments                             (1.68)
                                         ------------
Total from investment operations             (1.82)
                                         ------------
Less distributions:
  From net realized gain on investments         --
                                         ------------
Net asset value at end of period           $  8.18
                                         ============
Total investment return (b)                 (18.20%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)               (1.76%)
  Net expenses                                2.25%
  Expenses (before recoupment/waiver)         2.62%
Portfolio turnover rate                        127%
Net assets at end of period (in 000's)     $   258

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges. Classes I and R3 are not subject to sales charges.
(c)  Total return is not annualized.
(d)  The amount shown for a share outstanding does not correspond with aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund during the period.
(e)  Less than one cent per share.

 16   MainStay Mid Cap Growth Fund     The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                 CLASS B
----------------------------------------------------------------------------------------------------------
                                                           JANUARY 1,                          JANUARY 2,
    SIX MONTHS                                                2003*                              2001**
      ENDED                                                  THROUGH         YEAR ENDED         THROUGH
    APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,      DECEMBER 31,      DECEMBER 31,
     2007***         2006         2005         2004           2003              2002              2001
     $ 11.95        $ 10.98      $  8.82      $  8.05        $  5.77          $  8.18           $ 10.00
    ----------      -------      -------      -------      -----------      ------------      ------------
       (0.07)         (0.17)       (0.17)       (0.15)         (0.11)           (0.13)            (0.14)
        1.66           1.14         2.33         0.92           2.39            (2.28)            (1.68)
    ----------      -------      -------      -------      -----------      ------------      ------------
        1.59           0.97         2.16         0.77           2.28            (2.41)            (1.82)
    ----------      -------      -------      -------      -----------      ------------      ------------
       (0.52)            --           --           --             --               --                --
    ----------      -------      -------      -------      -----------      ------------      ------------
     $ 13.02        $ 11.95      $ 10.98      $  8.82        $  8.05          $  5.77           $  8.18
    ==========      =======      =======      =======      ===========      ============      ============
       13.77%(c)       8.83%       24.49%        9.57%         39.51%(c)       (29.46%)          (18.20%)
       (1.12%)+       (1.44%)      (1.66%)      (1.74%)        (1.96%)+         (1.97%)           (1.76%)
        2.25% +        2.25%        2.25%        2.25%          2.25% +          2.25%             2.25%
        2.22% +        2.30%        2.38%        2.44%          2.70% +          2.56%             2.62%
          16%            52%          44%          52%            42%             188%              127%
     $58,709        $57,469      $62,792      $35,710        $21,189          $ 7,899           $ 5,299

                    CLASS I                                    CLASS R3
------------------------------------------------      ---------------------------
                                      MARCH 29,                        APRIL 28,
    SIX MONTHS                         2005**         SIX MONTHS        2006**
      ENDED         YEAR ENDED         THROUGH          ENDED           THROUGH
    APRIL 30,       OCTOBER 31,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
     2007***           2006             2005           2007***           2006
      $12.56          $11.43           $10.45           $12.46          $13.24
    ----------      -----------      -----------      ----------      -----------
        0.00 (e)       (0.04)           (0.03)           (0.04)          (0.08)
        1.76            1.17             1.01             1.74           (0.70)(d)
    ----------      -----------      -----------      ----------      -----------
        1.76            1.13             0.98             1.70           (0.78)
    ----------      -----------      -----------      ----------      -----------
       (0.52)             --               --            (0.52)             --
    ----------      -----------      -----------      ----------      -----------
      $13.80          $12.56           $11.43           $13.64          $12.46
    ==========      ===========      ===========      ==========      ===========
       14.47%(c)        9.89%            9.38%(c)        14.01%(c)       (5.89%)(c)
        0.03%+         (0.28%)          (0.51%)+         (0.64%)+        (1.27%)+
        1.12%+          1.07%            1.10% +          1.71% +         1.62% +
        1.11%+          1.04%            1.23% +          1.70% +         1.75% +
          16%             52%              44%              16%             52%
      $2,535          $1,626           $4,205           $  493          $  762

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Mid Cap Growth Fund (the "Fund"), a diversified fund.

The Fund currently offers five classes of shares. Class A shares, Class B shares and Class C shares commenced on January 2, 2001. Class I shares commenced on March 29, 2005. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I and Class R3 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The five classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee. Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek long-term growth of capital.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on

 18   MainStay Mid Cap Growth Fund
short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 23.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.75% on assets up to $500 million and 0.70% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.50%; Class B, 2.25%; Class C, 2.25%; Class I, 1.12% and Class R3, 1.72%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the

                                                    www.mainstayfunds.com     19

Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.50% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $840,665 and recouped its fees in the amount of $28,730.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

    OCTOBER 31,
   2008*      2009      TOTAL
 $36,058   $95,745   $131,803
 ----------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.375% of the Fund's average daily net assets on assets of the Fund. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R3.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $24,828 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $4,832, $41,945 and $9,668, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $377,654.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested

 20   MainStay Mid Cap Growth Fund

Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $   280     0.00*%
--------------------------------------------------------
Class C                                     136     0.00*
--------------------------------------------------------
Class I                                   2,752     0.14
--------------------------------------------------------
Class R3                                 10,730     1.85
--------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $5,050.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $24,433 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The Fund utilized $2,604,998 of capital loss carryforwards during the year ended October 31, 2006.

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $53,706,570. The Fund received $55,322,769 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $35,815 and $49,039, respectively.

                                                    www.mainstayfunds.com     21

NOTE 9--CAPITAL SHARE TRANSACTIONS
(IN 000'S):

                                       SIX MONTHS ENDED
                                       APRIL 30, 2007**
                       CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3
Shares sold             1,318      317       488       53          2
-----------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions           326      190        82        6          3
-----------------------------------------------------------------------
                        1,644      507       570       59          5
Shares redeemed        (2,537)    (699)     (877)      (4)       (30)
-----------------------------------------------------------------------
Shares converted (See
  Note 1)                 124     (111)       --       --         --
-----------------------------------------------------------------------
Net increase
  (decrease)             (769)    (303)     (307)      55        (25)
-----------------------------------------------------------------------

                                         PERIOD ENDED
                                       OCTOBER 31, 2006
                       CLASS A   CLASS B   CLASS C   CLASS I   CLASS R3*
Shares sold             7,429     1,749     2,948      651        63
------------------------------------------------------------------------
Shares redeemed        (3,021)   (1,276)     (669)    (890)       (2)
------------------------------------------------------------------------
Share converted (See
  Note 1)               1,328    (1,379)       --       --        --
------------------------------------------------------------------------
Net increase
  (decrease)            5,736      (906)    2,279     (239)       61
------------------------------------------------------------------------

*  Commenced operations on April 28, 2006.
** Unaudited.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 22   MainStay Mid Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

   MID CAP           VOTES        VOTES
 GROWTH FUND          FOR        WITHHELD   ABSTENTIONS       TOTAL
Susan B.
 Kerley          8,756,994.702  33,383.985  11,944.000    8,802,322.687
-----------------------------------------------------------------------
Alan R.
 Latshaw         8,758,124.245  32,254.442  11,944.000    8,802,322.687
-----------------------------------------------------------------------
Peter Meenan     8,756,833.763  33,544.924  11,944.000    8,802,322.687
-----------------------------------------------------------------------
Richard H.
 Nolan, Jr.      8,758,285.184  32,093.503  11,944.000    8,802,322.687
-----------------------------------------------------------------------
Richard S.
 Trutanic        8,757,394.604  32,981.083  11,944.000    8,802,322.687
-----------------------------------------------------------------------
Roman L. Weil    8,756,942.794  33,435.893  11,944.000    8,802,322.687
-----------------------------------------------------------------------
John A.
 Weisser         8,757,824.647  32,554.040  11,944.000    8,802,322.687
-----------------------------------------------------------------------
Brian A.
 Murdock         8,755,517.156  34,861.531  11,944.000    8,802,322.687
-----------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     23

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 24   MainStay Mid Cap Growth Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999 to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     25

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 26   MainStay Mid Cap Growth Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     27

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010881         (RECYCLE LOGO)       MS155-07       MSMG10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MONEY MARKET FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MONEY MARKET FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   8
--------------------------------------------------------------------------------

Portfolio of Investments                                                       9
--------------------------------------------------------------------------------

Financial Statements                                                          12
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  22
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        22
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               22
--------------------------------------------------------------------------------

Trustees and Officers                                                         23

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CLASS A SHARES(1)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          2.30%    4.63%  2.08%   3.34%
7-DAY CURRENT YIELD: 4.61%

(PERFORMANCE GRAPH)

                                                                                                   AVERAGE LIPPER MONEY MARKET
                                                                 MAINSTAY MONEY MARKET FUND                    FUND
                                                                 --------------------------        ---------------------------
4/30/97                                                                    10000                              10000
                                                                           10512                              10494
                                                                           11017                              10981
                                                                           11564                              11512
                                                                           12236                              12162
                                                                           12535                              12439
                                                                           12657                              12552
                                                                           12711                              12604
                                                                           12860                              12746
                                                                           13278                              13148
4/30/07                                                                    13893                              13752

CLASS B SHARES(1)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          2.30%    4.63%  2.08%   3.34%
7-DAY CURRENT YIELD: 4.61%

(PERFORMANCE GRAPH)

                                                                                                   AVERAGE LIPPER MONEY MARKET
                                                                 MAINSTAY MONEY MARKET FUND                    FUND
                                                                 --------------------------        ---------------------------
4/30/97                                                                    10000                              10000
                                                                           10512                              10494
                                                                           11017                              10981
                                                                           11564                              11512
                                                                           12236                              12162
                                                                           12535                              12439
                                                                           12657                              12552
                                                                           12711                              12604
                                                                           12860                              12746
                                                                           13278                              13148
4/30/07                                                                    13893                              13752

CLASS C SHARES(1)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          2.30%    4.63%  2.08%   3.34%
7-DAY CURRENT YIELD: 4.61%

(PERFORMANCE GRAPH)

                                                                                                   AVERAGE LIPPER MONEY MARKET
                                                                 MAINSTAY MONEY MARKET FUND                    FUND
                                                                 --------------------------        ---------------------------
4/30/97                                                                    10000                              10000
                                                                           10512                              10494
                                                                           11017                              10981
                                                                           11564                              11512
                                                                           12236                              12162
                                                                           12535                              12439
                                                                           12657                              12552
                                                                           12711                              12604
                                                                           12860                              12746
                                                                           13278                              13148
4/30/07                                                                    13893                              13752

                                          SIX     ONE    FIVE     TEN
BENCHMARK PERFORMANCE                    MONTHS   YEAR   YEARS   YEARS

Average Lipper money market fund(2)       2.22%   4.47%  1.95%   3.24%

Performance tables do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price and reinvestment of dividend and capital-gain distributions. Class A, B and C shares are sold with no initial sales charge or contingent deferred sales charge (CDSC) and have no annual 12b-1 fees. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98, the performance of Class C shares includes the historical performance of Class B shares.
1. As of 4/30/07, MainStay Money Market Fund had an effective 7-day yield of 4.72% and a 7-day current yield of 4.61% for Class A, B and C shares. These yields reflect certain expense limitations. Had these expense limitations not been in effect, the effective 7-day yield would have been 4.58% and the current 7-day yield would have been 4.47%. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The current yield is more reflective of the Fund's earnings than the total return.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

                                                     www.mainstayfunds.com     5

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MONEY MARKET FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,023.10            $3.51            $1,021.50             $3.51
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,023.10            $3.51            $1,021.50             $3.51
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,023.10            $3.51            $1,021.50             $3.51
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (0.70% for Class A, Class B and Class C) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



 6   MainStay Money Market Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Commercial Paper                                                                  58.0
Federal Agencies                                                                  26.8
Corporate Bonds                                                                    8.9
Medium-Term Notes                                                                  3.6
Certificate of Deposit                                                             2.8
Liabilities in Excess of Cash and Other Assets                                    (0.1)

See Portfolio of Investments on page 9 for specific holdings within these categories.

                                                     www.mainstayfunds.com     7

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Claude Athaide, Ph.D., CFA, of MacKay Shields LLC

HOW DID MAINSTAY MONEY MARKET FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

As of April 30, 2007, MainStay Money Market Fund Class A, Class B and Class C shares had a 7-day current yield of 4.61% and a 7-day effective yield of 4.72%. For the six months ended April 30, 2007, MainStay Money Market Fund returned 2.30% for Class A, Class B and Class C shares. All share classes outperformed the 2.22% return of the average Lipper(1) money market fund for the six months ended April 30, 2007.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

Real gross domestic product (GDP) increased at a 2.5% seasonally adjusted annualized rate in the fourth quarter of 2006. According to preliminary estimates by the U.S. Commerce Department, real GDP grew by just 0.6% in the first quarter of 2007. The recession in the housing sector was a significant factor contributing to this level of GDP growth, the lowest percentage growth we've seen since the fourth quarter of 2002.(3) Meanwhile, growth in personal consumption averaged almost 4.3% as the number of jobs increased by 160,000 per month during the last quarter of 2006 and the first quarter of 2007.

The Federal Open Market Committee (FOMC) met three times during the six months ended April 30, 2007, and it kept the targeted federal funds rate unchanged at 5.25% at each of these meetings. The statement released after the March FOMC meeting did not refer to further interest rate increases (as had earlier statements), and investors interpreted the omission as a sign that the FOMC had moved from a tightening bias to a neutral bias. In testimony to Congress in late March, Federal Reserve Chairman Bernanke stated that the FOMC still had an inflation bias. As a result, investors' expectations of interest rate cuts in the near term receded.

The yield on the three-month Treasury bill fell from 5.08% at the end of October 2006 to 4.85% at the end of April 2007, or a total of 23 basis points. (A basis point is one-hundredth of a percentage point.) Three-month LIBOR(2) declined just one basis point to 5.36% over the same six-month period.

HOW DID THE FUND INVEST DURING THE REPORTING PERIOD?

The Fund invested in securities issued by U.S. government-sponsored entities and in first-tier securities issued by finance, insurance, brokerage and industrial companies as well as banks and bank holdings companies.

WHAT WAS THE FUND'S DOLLAR-WEIGHTED AVERAGE MATURITY AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the dollar-weighted average maturity of the Fund was approximately 60 days.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
1. See footnote on page 5 for more information on Lipper Inc.
2. London interbank offered rates (LIBOR) are floating interest rates that are widely used as reference rates in bank, corporate and government lending agreements.
3. Source: U.S. Bureau of Economic Analysis.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 8   MainStay Money Market Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (100.1%)+
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (2.8%)
Abbey National North America
 5.27%, due 8/23/07                                 $4,500,000   $  4,499,320
Lloyds TSB Bank PLC
 5.295%, due 7/5/07                                  5,000,000      5,000,003
 5.31%, due 6/11/07                                  4,500,000      4,500,050
                                                                 ------------
                                                                   13,999,373
                                                                 ------------
COMMERCIAL PAPER (58.0%)
Abbey National North America LLC
 5.22%, due 6/11/07                                  5,400,000      5,367,897
ABN-AMRO N.A. Finance, Inc.
 5.20%, due 5/14/07                                  4,500,000      4,491,550
 5.20%, due 6/28/07                                  3,565,000      3,535,133
Allianz Finance Corp.
 5.22%, due 5/8/07 (a)                               4,500,000      4,495,432
 5.23%, due 7/12/07                                  5,000,000      4,947,700
American Express Credit Corp.
 5.19%, due 5/18/07                                  5,700,000      5,686,030
 5.19%, due 6/14/07                                  3,400,000      3,378,433
American General Finance Corp.
 5.16%, due 5/10/07                                  4,500,000      4,494,195
Australia & New Zealand Banking Group, Ltd.
 5.11%, due 8/28/07                                  4,800,000      4,718,921
 5.19%, due 8/1/07                                   4,500,000      4,440,315
 5.22%, due 6/25/07                                  3,820,000      3,789,535
Barclays U.S. Funding Corp.
 5.235%, due 5/14/07                                 4,500,000      4,491,493
ChevronTexaco Funding Corp.
 5.19%, due 5/3/07                                   5,050,000      5,048,544
Deutsche Bank Financial LLC
 5.22%, due 7/20/07                                  4,500,000      4,447,800
 5.235%, due 5/7/07                                  4,500,000      4,496,074
Dexia Delaware LLC
 5.20%, due 6/22/07                                    465,000        461,508
 5.235%, due 5/21/07                                 4,500,000      4,486,913
European Investment Bank
 5.175%, due 5/9/07                                  4,500,000      4,494,825
Export Development Canada
 5.17%, due 10/1/07                                  5,850,000      5,721,461
General Electric Capital Corp.
 5.19%, due 8/20/07                                  5,000,000      4,919,987
 5.21%, due 7/16/07                                  2,150,000      2,126,352
Harvard University
 5.145%, due 7/26/07                                 4,100,000      4,049,608
 5.17%, due 7/17/07                                  3,750,000      3,708,532
HBOS Treasury Services PLC
 5.21%, due 6/15/07                                  4,500,000      4,470,694
 5.23%, due 6/8/07                                     110,000        109,393
ING U.S. Funding LLC
 5.15%, due 9/6/07                                   5,050,000      4,957,529
 5.17%, due 7/30/07                                  4,450,000      4,392,484
 5.24%, due 5/4/07                                   4,500,000      4,498,035

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
COMMERCIAL PAPER (CONTINUED)
KfW International Finance, Inc.
 5.14%, due 5/7/07 (a)                              $3,900,000   $  3,896,659
 5.15%, due 7/16/07                                  4,200,000      4,154,337
 5.19%, due 7/19/07                                  2,775,000      2,743,395
Merck & Co., Inc.
 5.18%, due 6/7/07                                   4,500,000      4,476,042
 5.18%, due 6/13/07                                  5,700,000      5,664,733
Merrill Lynch & Co., Inc.
 5.19%, due 5/21/07                                  4,500,000      4,487,025
 5.19%, due 9/7/07                                   3,550,000      3,483,979
Metlife Funding, Inc.
 5.20%, due 5/18/07                                  4,500,000      4,488,950
 5.23%, due 5/16/07                                  4,500,000      4,490,193
Minnesota Mining & Manufacturing Co.
 5.175%, due 5/29/07                                 4,500,000      4,481,888
 5.18%, due 6/26/07                                  4,500,000      4,463,740
 5.20%, due 6/14/07                                  2,000,000      1,987,289
Nationwide Building Society
 5.225%, due 6/15/07 (a)                             9,000,000      8,941,219
Nestle Capital Corp.
 5.12%, due 8/10/07 (a)                              4,500,000      4,435,360
 5.15%, due 8/10/07 (a)                              6,000,000      5,913,308
Private Export Funding Corp.
 5.19%, due 7/25/07 (a)                              4,500,000      4,444,856
 5.20%, due 6/14/07 (a)                              8,645,000      8,590,056
Prudential Funding LLC
 5.18%, due 8/2/07                                   4,200,000      4,143,797
 5.20%, due 7/11/07                                  5,000,000      4,948,722
Rabobank USA Finance Corp.
 5.185%, due 5/31/07                                 5,125,000      5,102,855
 5.21%, due 5/1/07                                   4,500,000      4,500,000
Ranger Funding Co. LLC
 5.26%, due 5/24/07                                  5,850,000      5,830,341
Royal Bank of Canada
 5.21%, due 5/8/07                                   4,500,000      4,495,441
 5.22%, due 5/15/07                                  4,500,000      4,490,865
Societe Generale North America, Inc.
 5.11%, due 8/22/07                                  4,800,000      4,723,009
 5.20%, due 8/27/07                                  1,600,000      1,572,729
 5.22%, due 7/23/07                                  5,000,000      4,939,825
Svenska Handelsbanken AB
 5.22%, due 6/25/07                                  4,500,000      4,464,113
 5.23%, due 6/25/07                                  2,300,000      2,281,622
 5.235%, due 5/2/07                                  4,400,000      4,399,360
Swiss RE Financial Products
 5.21%, due 6/1/07                                   4,500,000      4,479,811
Toyota Motor Credit Corp.
 5.19%, due 6/5/07                                   5,000,000      4,974,771
 5.205%, due 8/7/07                                  4,200,000      4,140,490

+ Percentages indicated are based on Fund net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com    9

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
UBS Finance Delaware LLC
 5.20%, due 7/6/07                                  $1,875,000   $  1,857,125
 5.21%, due 7/6/07                                   1,160,000      1,148,920
 5.215%, due 6/6/07                                  3,000,000      2,984,355
 5.22%, due 6/4/07                                   3,390,000      3,373,287
Wal-Mart Stores, Inc.
 5.15%, due 6/5/07 (a)                               3,800,000      3,780,974
 5.17%, due 7/31/07                                  3,650,000      3,602,300
                                                                 ------------
                                                                  283,604,114
                                                                 ------------
CORPORATE BONDS (8.9%)
Bank One N.A./Chicago, IL
 3.70%, due 1/15/08                                  5,000,000      4,943,526
Bayerische Landesbank/New York
 5.376%, due 6/25/07 (b)                             4,200,000      4,200,275
General Electric Capital Corp.
 5.41%, due 1/3/08 (b)                               4,500,000      4,503,189
Goldman Sachs Group, Inc.
 5.474%, due 7/2/07 (b)                              4,500,000      4,501,273
HBOS Treasury Services PLC
 3.625%, due 7/23/07 (a)                             4,500,000      4,482,924
International Business Machines Corp.
 6.45%, due 8/1/07                                   2,587,000      2,593,781
Morgan Stanley
 5.484%, due 1/18/08 (b)                             4,500,000      4,505,048
 5.485%, due 11/9/07 (b)                             4,500,000      4,503,541
Wells Fargo & Co.
 4.125%, due 3/10/08                                 5,000,000      4,950,939
 5.41%, due 9/28/07 (b)                              4,500,000      4,501,972
                                                                 ------------
                                                                   43,686,468
                                                                 ------------
FEDERAL AGENCIES (26.8%)
Federal Home Loan Bank
 (Discount Notes)
 5.015%, due 8/17/07                                 5,200,000      5,121,766
 5.075%, due 8/10/07                                 4,600,000      4,534,504
 5.15%, due 5/23/07                                  4,500,000      4,485,837
Federal Home Loan Mortgage Corp.
 5.22%, due 6/19/07 (b)                              5,700,000      5,700,000
Federal Home Loan Mortgage Corp.
 (Discount Notes)
 5.07%, due 8/6/07                                   1,050,000      1,035,656
 5.08%, due 7/30/07                                  6,600,000      6,516,180
 5.08%, due 8/27/07                                  4,500,000      4,425,070
 5.08%, due 8/31/07                                  3,800,000      3,734,581
 5.09%, due 5/29/07                                  3,000,000      2,988,124
 5.09%, due 7/9/07                                   6,800,000      6,733,660
 5.095%, due 7/13/07                                 4,500,000      4,453,508
 5.10%, due 5/22/07                                  4,925,000      4,910,348

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
FEDERAL AGENCIES (CONTINUED)
 5.10%, due 6/8/07                                  $5,200,000   $  5,172,007
 5.11%, due 5/8/07                                   4,500,000      4,495,529
 5.11%, due 5/25/07                                  4,500,000      4,484,670
 5.114%, due 5/14/07                                 4,500,000      4,491,690
 5.12%, due 5/29/07                                    325,000        323,706
 5.12%, due 6/12/07                                  4,500,000      4,473,120
Federal National Mortgage Association (Discount
 Notes)
 5.07%, due 7/18/07                                  3,850,000      3,807,708
 5.07%, due 7/27/07                                  4,500,000      4,444,864
 5.07%, due 8/8/07                                   2,525,000      2,489,795
 5.08%, due 5/9/07                                   3,100,000      3,096,500
 5.081%, due 5/9/07                                  1,800,000      1,797,968
 5.09%, due 5/2/07                                   4,500,000      4,499,364
 5.09%, due 6/7/07                                   4,650,000      4,625,674
 5.09%, due 7/18/07                                  2,700,000      2,670,224
 5.10%, due 6/4/07                                   4,500,000      4,478,325
 5.10%, due 6/20/07                                  2,500,000      2,482,292
 5.10%, due 6/27/07                                  2,600,000      2,579,005
 5.11%, due 5/30/07                                  4,725,000      4,705,550
 5.11%, due 6/1/07                                   5,075,000      5,052,669
 5.11%, due 6/18/07                                  5,300,000      5,263,890
 5.114%, due 6/27/07                                   925,000        917,510
                                                                 ------------
                                                                  130,991,294
                                                                 ------------
MEDIUM-TERM NOTES (3.6%)
American General Finance Corp.
 Series H
 4.50%, due 11/15/07                                 4,500,000      4,480,854
Goldman Sachs Group, Inc.
 Series B
 5.46%, due 5/11/07 (b)                              4,200,000      4,200,099
International Business Machines Corp.
 5.35%, due 6/28/07 (b)                              4,500,000      4,500,288
Wachovia Corp.
 Series E
 5.43%, due 11/8/07 (b)                              4,500,000      4,502,729
                                                                 ------------
                                                                   17,683,970
                                                                 ------------
Total Short-Term Investments
 (Amortized Cost $489,965,219) (c)                       100.1%   489,965,219
Liabilities in Excess of
 Cash and Other Assets                                    (0.1)      (698,282)
                                                    ----------   ------------
Net Assets                                               100.0%  $489,266,937
                                                    ==========   ============

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b) Floating rate. Rate shown is the rate in effect at April 30, 2007.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.

 10   MainStay Money Market Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

The table below sets forth the diversification of the Money Market Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                                       AMORTIZED
                                                            COST              PERCENT+
Banks                                               $110,948,034                  22.7%
Certificates of Deposit                               13,999,373                   2.8
Commercial Services                                    7,758,140                   1.6
Computers                                              7,094,069                   1.5
Diversified Financial Services                        21,152,384                   4.3
Federal Agencies                                     130,991,294                  26.8
Finance--Auto Loans                                    9,115,261                   1.9
Finance--Consumer Loans                                8,975,049                   1.8
Finance--Credit Card                                   9,064,463                   1.9
Finance--Investment Banker/Broker                     39,529,013                   8.1
Finance--Mortgage Loan/Banker                          8,941,219                   1.8
Finance--Other Services                               21,061,595                   4.3
Insurance                                             13,922,943                   2.8
Manufacturing                                         10,932,917                   2.2
Multi-National                                         4,494,825                   0.9
Oil & Gas                                              5,048,544                   1.0
Pharmaceuticals                                       10,140,775                   2.1
Retail                                                 7,383,274                   1.5
Sovereign                                              5,721,461                   1.2
Special Purpose Entity                                43,690,586                   8.9
                                                    ------------   -------------------
                                                     489,965,219                 100.1
Liabilities in Excess of
 Cash and Other Assets                                  (698,282)                 (0.1)
                                                    ------------   -------------------
Net Assets                                          $489,266,937                 100.0%
                                                    ============   ===================

+    Percentages indicated are based on Fund net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (amortized cost $489,965,219)                 $489,965,219
Cash                                                  43,023
Receivables:
  Fund shares sold                                 2,088,107
  Interest                                           694,255
Other assets                                          59,025
                                                -------------
    Total assets                                 492,849,629
                                                -------------

LIABILITIES:
Payables:
  Fund shares redeemed                             2,730,728
  Transfer agent (See Note 3)                        516,171
  Manager (See Note 3)                               153,164
  Shareholder communication                           86,168
  Professional fees                                   34,978
  Trustees                                             4,660
Accrued expenses                                       9,961
Dividend payable                                      46,862
                                                -------------
    Total liabilities                              3,582,692
                                                -------------
Net assets                                      $489,266,937
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $  2,848,431
  Class B                                          1,773,853
  Class C                                            270,373
Additional paid-in capital                       484,376,057
Accumulated distributions in excess of net
  investment income                                   (1,018)
Accumulated net realized loss on investments            (759)
                                                -------------
Net assets                                      $489,266,937
                                                =============
CLASS A
Net assets applicable to outstanding shares     $284,842,571
                                                =============
Shares of beneficial interest outstanding        284,843,071
                                                =============
Net asset value per share outstanding           $       1.00
                                                =============
CLASS B
Net assets applicable to outstanding shares     $177,387,491
                                                =============
Shares of beneficial interest outstanding        177,385,311
                                                =============
Net asset value and offering price per share
  outstanding                                   $       1.00
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 27,036,875
                                                =============
Shares of beneficial interest outstanding         27,037,341
                                                =============
Net asset value and offering price per share
  outstanding                                   $       1.00
                                                =============

 12   MainStay Money Market Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $12,667,015
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             1,150,861
  Transfer agent--Classes A, B and C (See Note
    3)                                               711,513
  Shareholder communication                           50,080
  Professional fees                                   49,164
  Registration                                        48,482
  Recordkeeping                                       37,120
  Trustees                                            11,358
  Custodian                                            8,527
  Miscellaneous                                        9,942
                                                 ------------
    Total expenses before waiver                   2,077,047
  Expense waiver from Manager (See Note 3)          (402,652)
                                                 ------------
    Net expenses                                   1,674,395
                                                 ------------
Net investment income                             10,992,620
                                                 ------------

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                        (759)
                                                 ------------
Net increase in net assets resulting from
  operations                                     $10,991,861
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                              2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $  10,992,620   $  18,727,194
 Net realized gain (loss) on
  investments                                 (759)         12,032
                                     -----------------------------
 Net increase in net assets
  resulting from operations             10,991,861      18,739,226
                                     -----------------------------

Dividends to shareholders:
 From net investment income:
   Class A                              (6,250,766)     (9,523,752)
   Class B                              (4,166,928)     (8,410,003)
   Class C                                (581,905)       (794,462)
                                     -----------------------------
 Total dividends to shareholders       (10,999,599)    (18,728,217)
                                     -----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             187,828,267     332,769,725
   Class B                              31,175,233      84,374,168
   Class C                              23,168,337      44,576,284
 Net asset value of shares issued to
  shareholders in reinvestment of dividends:
   Class A                               6,066,747       9,181,874
   Class B                               3,966,656       7,930,635
   Class C                                 557,152         727,816
                                     -----------------------------
                                       252,762,392     479,560,502
 Cost of shares redeemed:
   Class A                            (170,486,071)   (300,271,912)
   Class B                             (46,170,901)   (135,396,642)
   Class C                             (19,994,040)    (42,424,586)
                                     -----------------------------
                                      (236,651,012)   (478,093,140)
 Net asset value of shares converted (See Note 1):
   Class A                                 796,412      13,802,543
   Class B                                (796,412)    (13,802,543)
   Increase in net assets derived
    from capital share transactions     16,111,380       1,467,362
                                     -----------------------------
   Net increase in net assets           16,103,642       1,478,371

NET ASSETS:
Beginning of period                    473,163,295     471,684,924
                                     -----------------------------
End of period                        $ 489,266,937   $ 473,163,295
                                     =============================
Accumulated undistributed
 (distributions in excess of) net
 investment income at end of period  $      (1,018)  $       5,961
                                     =============================

 14   MainStay Money Market Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                            CLASS A
                                            ------------------------------------------------------------------------
                                                                                                      JANUARY 1,
                                            SIX MONTHS                                                   2003*
                                              ENDED                                                     THROUGH
                                            APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                              2007**          2006          2005          2004           2003
Net asset value at beginning of period       $   1.00       $   1.00      $   1.00      $   1.00       $   1.00
                                            ----------      --------      --------      --------      -----------
Net investment income                            0.02           0.04          0.02          0.01           0.00 (a)
Net realized and unrealized gain on
  investments                                    0.00(a)        0.00(a)       0.00(a)       0.00 (a)         --
                                            ----------      --------      --------      --------      -----------
Total from investment operations                 0.02           0.04          0.02          0.01           0.00 (a)
                                            ----------      --------      --------      --------      -----------
Less dividends and distributions:
  From net investment income                    (0.02)         (0.04)        (0.02)        (0.01)         (0.00)(a)
  From net realized gain on investments            --             --            --         (0.00)(a)         --
                                            ----------      --------      --------      --------      -----------
Total dividends and distributions               (0.02)         (0.04)        (0.02)        (0.01)         (0.00)(a)
                                            ----------      --------      --------      --------      -----------
Net asset value at end of period             $   1.00       $   1.00      $   1.00      $   1.00       $   1.00
                                            ==========      ========      ========      ========      ===========
Total investment return                          2.30%(b)       4.18%         2.20%         0.54%          0.44%(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          4.60%+         4.14%         2.21%         0.54%          0.53%+
  Net expenses                                   0.70%+         0.70%         0.70%         0.70%          0.70%+
  Expenses (before waiver)                       0.87%+         0.93%         0.99%         1.02%          1.01%+
Net assets at end of period (in 000's)       $284,843       $260,642      $205,154      $197,310       $173,978

                                                   CLASS A
                                            ----------------------

                                                  YEAR ENDED
                                                 DECEMBER 31,
                                              2002          2001
Net asset value at beginning of period      $   1.00      $   1.00
                                            --------      --------
Net investment income                           0.01          0.04
Net realized and unrealized gain on
  investments                                   0.00 (a)        --
                                            --------      --------
Total from investment operations                0.01          0.04
                                            --------      --------
Less dividends and distributions:
  From net investment income                   (0.01)        (0.04)
  From net realized gain on investments        (0.00)(a)        --
                                            --------      --------
Total dividends and distributions              (0.01)        (0.04)
                                            --------      --------
Net asset value at end of period            $   1.00      $   1.00
                                            ========      ========
Total investment return                         1.22%         3.72%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.20%         3.59%
  Net expenses                                  0.70%         0.70%
  Expenses (before waiver)                      0.94%         0.90%
Net assets at end of period (in 000's)      $221,106      $223,807

                                                                           CLASS C
                                            ---------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                            SIX MONTHS                                                2003*
                                              ENDED                                                  THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                              2007**         2006         2005         2004           2003
Net asset value at beginning of period       $  1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                            ----------      -------      -------      -------      -----------
Net investment income                           0.02           0.04         0.02         0.01           0.00 (a)
Net realized and unrealized gain on
  investments                                   0.00(a)        0.00(a)      0.00(a)      0.00 (a)         --
                                            ----------      -------      -------      -------      -----------
Total from investment operations                0.02           0.04         0.02         0.01           0.00 (a)
                                            ----------      -------      -------      -------      -----------
Less dividends and distributions:
  From net investment income                   (0.02)         (0.04)       (0.02)       (0.01)         (0.00)(a)
  From net realized gain on investments           --             --           --        (0.00)(a)         --
                                            ----------      -------      -------      -------      -----------
Total dividends and distributions              (0.02)         (0.04)       (0.02)       (0.01)         (0.00)(a)
                                            ----------      -------      -------      -------      -----------
Net asset value at end of period             $  1.00        $  1.00      $  1.00      $  1.00        $  1.00
                                            ==========      =======      =======      =======      ===========
Total investment return                         2.30%(b)       4.18%        2.20%        0.54%          0.44%(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         4.60%+         4.14%        2.21%        0.54%          0.53%+
  Net expenses                                  0.70%+         0.70%        0.70%        0.70%          0.70%+
  Expenses (before waiver)                      0.87%+         0.93%        0.99%        1.02%          1.01%+
Net assets at end of period (in 000's)       $27,037        $23,306      $20,426      $31,273        $16,958

                                                  CLASS C
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $  1.00      $  1.00
                                            -------      -------
Net investment income                          0.01         0.04
Net realized and unrealized gain on
  investments                                  0.00 (a)       --
                                            -------      -------
Total from investment operations               0.01         0.04
                                            -------      -------
Less dividends and distributions:
  From net investment income                  (0.01)       (0.04)
  From net realized gain on investments       (0.00)(a)       --
                                            -------      -------
Total dividends and distributions             (0.01)       (0.04)
                                            -------      -------
Net asset value at end of period            $  1.00      $  1.00
                                            =======      =======
Total investment return                        1.22%        3.72%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        1.20%        3.59%
  Net expenses                                 0.70%        0.70%
  Expenses (before waiver)                     0.94%        0.90%
Net assets at end of period (in 000's)      $11,207      $16,706

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Unaudited.
+    Annualized.
(a)  Less than one cent per share.
(b)  Total return is not annualized.

 16   MainStay Money Market Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                CLASS B
    ------------------------------------------------------------------------------------------------
                                                                                      JANUARY 1,
    SIX MONTHS                                                                           2003*
      ENDED                                                                             THROUGH
    APRIL 30,                          YEAR ENDED OCTOBER 31,                         OCTOBER 31,
      2007**                2006                2005                2004                 2003
     $   1.00             $   1.00            $   1.00            $   1.00             $   1.00
    ----------            --------            --------            --------            -----------
         0.02                 0.04                0.02                0.01                 0.00 (a)
         0.00(a)              0.00(a)             0.00(a)             0.00 (a)               --
    ----------            --------            --------            --------            -----------
         0.02                 0.04                0.02                0.01                 0.00 (a)
    ----------            --------            --------            --------            -----------
        (0.02)               (0.04)              (0.02)              (0.01)               (0.00)(a)
           --                   --                  --               (0.00)(a)               --
    ----------            --------            --------            --------            -----------
        (0.02)               (0.04)              (0.02)              (0.01)               (0.00)
    ----------            --------            --------            --------            -----------
     $   1.00             $   1.00            $   1.00            $   1.00             $   1.00
    ==========            ========            ========            ========            ===========
         2.30%(b)             4.18%               2.20%               0.54%                0.44%(b)
         4.60%+               4.14%               2.21%               0.54%                0.53%+
         0.70%+               0.70%               0.70%               0.70%                0.70%+
         0.87%+               0.93%               0.99%               1.02%                1.01%+
     $177,387             $189,216            $246,104            $295,963             $354,215

               CLASS B
     ----------------------------

              YEAR ENDED
             DECEMBER 31,
       2002                2001
     $   1.00            $   1.00
     --------            --------
         0.01                0.04
         0.00 (a)              --
     --------            --------
         0.01                0.04
     --------            --------
        (0.01)              (0.04)
        (0.00)(a)              --
     --------            --------
        (0.01)              (0.04)
     --------            --------
     $   1.00            $   1.00
     ========            ========
         1.22%               3.72%
         1.20%               3.59%
         0.70%               0.70%
         0.94%               0.90%
     $429,488            $439,927

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Money Market Fund (the "Fund"), a diversified fund.

The Fund currently offers three classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class B shares convert to Class A shares eight years after the date they were purchased. The three classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions.

The Fund's investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

The Fund's principal investments include derivatives such as variable rate master demand notes, "floating-rate notes" and mortgage-related and asset-backed securities. If expectations about change in interest rates, or assessments of an issuer's credit worthiness or market conditions are wrong, the use of derivatives or other investments could result in a loss.

The Fund also invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws and restrictions.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) VALUATION OF FUND SHARES. The Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(B) SECURITIES VALUATION. Securities are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

(C) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund declares dividends of net investment income daily and are paid monthly and distributions of net realized capital gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(F) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 19) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(G) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported

 18   MainStay Money Market Fund
amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(H) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.50% on assets up to $300 million, 0.45% on assets from $300 million to $700 million, 0.40% on assets from $700 million to $1.0 billion and 0.35 on assets in excess of $1.0 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 0.70%; Class B, 0.70% and Class C, 0.70%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 0.70% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $1,150,861 and waived its fees in the amount of $402,652.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

          OCTOBER 31,
 2008*        2009        2010       TOTAL
$232,330   $1,058,259   $402,652   $1,693,241
---------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of the Fund's average daily net assets of 0.25% on assets up to $300 million, 0.225% on assets from $300 million to $700 million, 0.20% on assets from $700 million to $1.0 billion and 0.175% on assets in excess of $1.0 billion. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) CONTINGENT DEFERRED SALES CHARGE. Although the Fund does not assess a contingent deferred sales charge upon redemption of Class B or Class C shares of the Fund, the applicable contingent deferred sales charge will be assessed when shares were redeemed from the Fund if the shareholder previously exchanged his or her investment into the Fund from another Fund in the Trust.

                                                    www.mainstayfunds.com     19

The Fund was advised that NYLIFE Distributors LLC (the "Distributor"), an indirect wholly owned subsidiary of New York Life, received from shareholders the proceeds from contingent deferred sales charges for the six months ended April 30, 2007, in the amount of $122,779.

(C) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $711,513.

(D) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                             $578       0.0%*
------------------------------------------------------------------
Class B                                               10       0.0*
------------------------------------------------------------------
Class C                                              111       0.0*
------------------------------------------------------------------

* Less than one-tenth of a percent.

(G) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $10,795.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $37,120 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes capital loss carryforwards of $5,053 have been utilized.

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                     2006
Distributions paid from:
  Ordinary Income                             $18,721,238
  Long-Term Capital Gains                           6,979
----------------------------------------------------------
                                              $18,728,217
----------------------------------------------------------

NOTE 5--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2007*
                                          CLASS A    CLASS B    CLASS C

Shares sold                                187,828     31,175    23,168
-----------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  6,067      3,966       557
-----------------------------------------------------------------------
                                           193,895     35,141    23,725
Shares redeemed                           (170,486)   (46,171)  (19,994)
-----------------------------------------------------------------------
Shares converted (See Note 1)                  796       (796)       --
-----------------------------------------------------------------------
Net increase (decrease)                     24,205    (11,826)    3,731
-----------------------------------------------------------------------

 20   MainStay Money Market Fund

                                                   YEAR ENDED
                                                OCTOBER 31, 2006
                                          CLASS A    CLASS B    CLASS C
Shares sold                                332,769     84,374    44,576
-----------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  9,182      7,931       728
-----------------------------------------------------------------------
                                           341,951     92,305    45,304
Shares redeemed                           (300,272)  (135,396)  (42,424)
-----------------------------------------------------------------------
Shares converted (See Note 1)               13,803    (13,803)       --
-----------------------------------------------------------------------
Net increase (decrease)                     55,482    (56,894)    2,880
-----------------------------------------------------------------------

* Unaudited.

NOTE 7--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 8--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     21

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

MONEY
MARKET                VOTES           VOTES
FUND                   FOR          WITHHELD     ABSTENTIONS         TOTAL
Susan B.
 Kerley          174,568,018.174  1,109,940.765   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
Alan R.
 Latshaw         174,312,565.134  1,365,393.805   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
Peter Meenan     174,081,197.184  1,596,761.755   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      174,509,302.624  1,168,656.315   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
Richard S.
 Trutanic        174,507,227.964  1,170,730.975   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
Roman L. Weil    174,417,232.534  1,260,726.405   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
John A.
 Weisser         174,576,017.014  1,101,941.925   17,160.000    175,695,118.939
-------------------------------------------------------------------------------
Brian A.
 Murdock         173,933,776.434  1,744,182.505   17,160.000    175,695,118.939
-------------------------------------------------------------------------------

This resulted in approval of the proposal.

 22   MainStay Money Market Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     23

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc., since 2006 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999 to 2002)
        ----------------------------------------------------------------------------------------------------------------------

 24   MainStay Money Market Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     25

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 26   MainStay Money Market Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-AO10720         (RECYCLE LOGO)       MS155-07                 MSMM10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    TAX FREE BOND FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    TAX FREE BOND FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          15
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  25
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        25
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               25
--------------------------------------------------------------------------------

Trustees and Officers                                                         26

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 4.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL                                            SIX     ONE    FIVE     TEN
TOTAL RETURNS                                            MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------------------------------------
With sales charges                                       -2.94%   1.35%  3.08%   3.99%
Excluding sales charges                                   1.64    6.13   4.04    4.47

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                    LEHMAN BROTHERS MUNICIPAL
                                                                MAINSTAY TAX FREE BOND FUND                 BOND INDEX
                                                                ---------------------------         -------------------------
4/30/97                                                                     9550                              10000
                                                                           10366                              10930
                                                                           10941                              11689
                                                                           10444                              11582
                                                                           11419                              12783
                                                                           12131                              13678
                                                                           13087                              14840
                                                                           13067                              15237
                                                                           13776                              16276
                                                                           13932                              16627
4/30/07                                                                    14786                              17588

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL                                            SIX     ONE    FIVE     TEN
TOTAL RETURNS                                            MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------------------------------------
With sales charges                                       -3.47%   0.86%  3.43%   4.21%
Excluding sales charges                                   1.51    5.86   3.78    4.21

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                    LEHMAN BROTHERS MUNICIPAL
                                                                MAINSTAY TAX FREE BOND FUND                 BOND INDEX
                                                                ---------------------------         -------------------------
4/30/97                                                                    10000                              10000
                                                                           10843                              10930
                                                                           11405                              11689
                                                                           10860                              11582
                                                                           11845                              12783
                                                                           12551                              13678
                                                                           13507                              14840
                                                                           13452                              15237
                                                                           14146                              16276
                                                                           14270                              16627
4/30/07                                                                    15107                              17588

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL                                            SIX     ONE    FIVE     TEN
TOTAL RETURNS                                            MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------------------------------------
With sales charges                                        0.51%   4.86%  3.78%   4.21%
Excluding sales charges                                   1.51    5.86   3.78    4.21

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                    LEHMAN BROTHERS MUNICIPAL
                                                                MAINSTAY TAX FREE BOND FUND                 BOND INDEX
                                                                ---------------------------         -------------------------
4/30/97                                                                    10000                              10000
                                                                           10843                              10930
                                                                           11405                              11689
                                                                           10860                              11582
                                                                           11845                              12783
                                                                           12551                              13678
                                                                           13507                              14840
                                                                           13452                              15237
                                                                           14146                              16276
                                                                           14270                              16627
4/30/07                                                                    15107                              17588

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 4.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 0.5%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 0.5%. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98 (for Class C shares) and 12/31/03 (for Class I shares), performance for Class C and Class I shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C and Class I shares upon initial offer. Unadjusted, the performance shown for the new classes of shares might have been lower.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

                                                          SIX     ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR   YEARS    YEARS
---------------------------------------------------------------------------------------
Lehman Brothers(R) Municipal Bond Index(1)                1.59%   5.78%   5.16%   5.81%
Average Lipper general municipal debt fund(2)             1.32    5.23    4.55    4.95

1. The Lehman Brothers(R) Municipal Bond Index is an unmanaged index that consists of approximately 15,000 municipal bonds that are rated Baa or better by Moody's and have a maturity of at least two years. Bonds subject to the Alternative Minimum Tax or with floating or zero coupons are excluded. Results assume reinvestment of all income and capital gains. The Lehman Brothers(R) Municipal Bond Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Tax Free Bond Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY TAX FREE BOND FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,016.45            $4.45            $1,020.55             $4.46
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,015.20            $5.70            $1,019.30             $5.71
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,015.20            $5.70            $1,019.30             $5.71
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (0.89% for Class A and 1.14% for Class B and Class C) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PIE CHART)

Long-Term Municipal Bonds                                                        92.6
Cumulative Preferred Stock                                                        3.9
Short-Term Investments                                                            2.5
Cash and Other Assets, Less Liabilities                                           1.0

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  California State Office of the State Treasurer,
     5.00%, due 8/1/25
 2.  Puerto Rico Public Buildings Authority Revenue
     Guaranteed Government Facilities, Series I,
     5.00%, due 7/1/36
 3.  Golden State Tobacco Securitization Corp.,
     5.00%, due 6/1/45
 4.  Charter Mac Equity Issuer Trust, Series A-1,
     7.10%, due 6/30/09
 5.  New York City, New York, Series C, 5.00%, due
     8/1/26
 6.  Chicago, Illinois Housing Authority Capital
     Program Revenue, Insured: FSA, 5.00%, due 7/1/23
 7.  North Carolina Municipal Power Agency N1,
     Catawba Electric Revenue, Series B, 6.50%, due
     1/1/20
 8.  Illinois State Toll Highway Authority, Series
     A-1, Insured: FSA, 5.00%, due 1/1/26
 9.  Los Angeles, California Unified School District,
     Series D, Insured: MBIA, 5.75%, due 7/1/16
10.  Seattle, Washington Municipal Light & Power
     Revenue, 6.00%, due 10/1/15

 8   MainStay Tax Free Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers John Fitzgerald, CFA, and Laurie Walters, CFA, of MacKay Shields LLC

HOW DID MAINSTAY TAX FREE BOND FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Tax Free Bond Fund returned 1.64% for Class A shares, 1.51% for Class B shares and 1.51% for Class C shares for the six months ended April 30, 2007. Class A shares outperformed--and Class B and Class C shares underperformed--the 1.59% return of the Lehman Brothers(R) Municipal Bond Index,(1) the Fund's broad-based securities-market index, during the reporting period. All share classes outperformed the 1.32% return of the average Lipper(2) general municipal debt fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHAT FACTORS IN THE MUNICIPAL BOND MARKET AFFECTED THE FUND DURING THE SIX-MONTH REPORTING PERIOD?

While yields on securities across most of the maturity spectrum rose modestly during the reporting period, the spread between two-year and 10-year municipal bond yields widened, while the spread between 10-year and 30-year municipal bond yields narrowed.(3) The slope of the municipal yield curve flattened modestly overall, as the market anticipated a cooler economy and the Federal Reserve resolved to stifle inflation. The U.S. Treasury curve was even flatter, which presented opportunities for hedge funds, foreign banks and other liquidity buyers of longer-maturity municipals, who often seek to hedge interest-rate risk and may use swaps(4) to profit from differences in slope on the yield curves for municipals and Treasury securities.

WHAT WAS THE FUND'S DURATION STRATEGY DURING THE REPORTING PERIOD?

Anticipating an interest-rate environment without clear direction, we began the reporting period with duration that was neutral to that of the Lehman Brothers(R) Municipal Bond Index. We tactically adjusted the Fund's duration as market conditions changed, a strategy that benefited the Fund's relative results for the six-month reporting period. The Fund ended the period with a duration modestly longer than that of its benchmark, on the belief that housing sector weakness might keep economic growth subdued and possibly prompt monetary easing in the future.

WHAT POSITIONING DECISIONS AFFECTED THE FUND'S PERFORMANCE?

The Fund continued to overweight the long end of the municipal yield curve and underweight shorter-maturity bonds. During the reporting period, we reduced exposure to five-year maturities in favor of 15-year and longer maturities. The latter offered incremental yield and greater performance potential, and the decision had a positive effect on the Fund's results. Exposure to several higher-coupon callable bonds that were prerefunded during the reporting period also boosted the Fund's returns.(5)

The Fund benefited from its preferred stock holding in Charter Mac Equity Issuer Trust, which maintains a portfolio of multifamily housing units. Although the construction and resale of single-family homes has slowed, rental units remain scarce in many parts of the country.

On the other hand, the Fund's position in Tennessee Energy Acquisition prepay bonds detracted from the Fund's performance. Credit spreads widened in this sector during the equity market correction of late-February. At the time, investors were concerned that credit deterioration in subprime mortgages would have a negative impact on brokerage earnings. As these worries faded, the bonds retraced some of the spread widening, and the Fund continues to hold them.



Funds that invest in bonds are subject to interest rate, credit and inflation risk and can lose principal value when interest rates rise. A portion of income may be subject to state and local taxes or the alternative minimum tax. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on the Lehman Brothers(R) Municipal Bond Index.
2. See footnote on page 6 for more information on Lipper Inc.
3. The terms "spread" and "yield spread" may refer to the difference in yield between a specific security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.
4. Swaps are derivative contracts in which counterparties agree to trade income streams from different sources.
5. Prerefunding or advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate and the proceeds from the sale of the second bond are safely invested, usually in Treasury securities, which in turn are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value--sometimes significantly.

                                                     www.mainstayfunds.com     9

WERE THERE SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

We sought to add incremental yield in sectors such as health care that offered appropriate compensation for any additional risk. We purchased a Hillsborough, Florida, issue for the expansion of Tampa General Hospital. The hospital has been consistently profitable and serves a growing area.

We added California State general obligations that offered a concession to the market because of a multibillion dollar issuance, the fourth largest municipal issuance since 1947. We also added Hudson Yards Infrastructure, which is an entity chartered to facilitate the creation of commercial and residential districts in an underutilized area on the West Side of Manhattan. By the end of the reporting period, we had sold the issue after its spread to AAA-rated securities narrowed.

We reduced exposure to industrial development bonds, water and sewer bonds and prerefunded issues because they offered little in terms of incremental yield when compared with other credits. We also selectively reduced the Fund's exposure to issues from Massachusetts, New York and Pennsylvania when relatively low supply in these states made the bonds attractive sale candidates.

We liquidated the Fund's position in Main Street, Georgia Natural Gas backed by Merrill Lynch's counterparty rating, as Merrill Lynch has expanded into the subprime mortgage area with the acquisition of First Franklin Financial, the nation's tenth-largest originator of subprime mortgages. The Fund had no direct exposure to subprime residential mortgages, and the impact of the shakeout in subprime lending on the Fund's performance during the reporting period was minimal. Turmoil in the subprime mortgage market, however, made headlines during the reporting period when several high profile originators of subprime residential mortgage loans either closed because of capital constraints or were sold to larger entities.

The Fund continued to underweight tobacco-settlement bonds, since they were trading at tight spreads and remained subject to a variety of legal risks.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund was overweight relative to the Lehman Brothers(R) Municipal Bond Index in health care, housing and transportation bonds. The Fund was underweight in prerefunded bonds, education bonds and lease revenue bonds.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Tax Free Bond Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM MUNICIPAL BONDS (92.6%)+
------------------------------------------------------------------------------
ALABAMA (1.5%)
Huntsville, Alabama Health Care Authority
 Series A, LOC: Regions Bank
 5.00%, due 6/1/34 (a)                              $ 1,000,000   $  1,010,890
 Series A
 5.75%, due 6/1/31                                    2,500,000      2,708,675
                                                                  ------------
                                                                     3,719,565
                                                                  ------------
CALIFORNIA (13.1%)
California State Economic Recovery
 Series A
 5.00%, due 7/1/17                                    2,000,000      2,107,020
V  California State Office of the State Treasurer
 5.00%, due 8/1/25                                   10,000,000     10,605,400
California State Various Purposes
 5.25%, due 4/1/34                                    2,040,000      2,232,454
V  Golden State Tobacco Securitization Corp.
 5.00%, due 6/1/45                                   10,000,000     10,366,300
V  Los Angeles, California Unified School District
 Series D, Insured: MBIA
 5.75%, due 7/1/16 (b)                                6,000,000      6,918,480
                                                                  ------------
                                                                    32,229,654
                                                                  ------------
DELAWARE (0.9%)
Delaware State Economic Development Authority
 Revenue Pollution Control,
 Delmarva Power
 Series C, Insured: AMBAC
 4.90%, due 5/1/26 (c)                                2,250,000      2,338,987
                                                                  ------------

FLORIDA (9.2%)
Highlands County Florida Health Facilities
 Authority Revenue Hospital,
 Adventist Health Systems
 Series D
 5.375%, due 11/15/35                                 5,000,000      5,450,750
Hillsborough County Florida Industrial Development
 Authority Hospital
 Revenue, Tampa General Hospital Project
 5.25%, due 10/1/41                                   6,000,000      6,227,760
Miami-Dade County Florida Solid Waste System
 Revenue, Insured: MBIA
 5.00%, due 10/1/19 (b)                               1,735,000      1,853,709
Orange County Florida Health Facilities Authority
 Revenue Hospital,
 Adventist Health Systems
 5.625%, due 11/15/32                                 3,000,000      3,302,670

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FLORIDA (CONTINUED)
South Florida Water Management District
 5.00%, due 10/1/20                                 $ 5,245,000   $  5,616,975
Waterchase Community Development District of
 Florida Capital Improvement Revenue
 Series B
 5.90%, due 5/1/08                                       65,000         65,050
                                                                  ------------
                                                                    22,516,914
                                                                  ------------
ILLINOIS (11.8%)
V  Chicago, Illinois Housing Authority Capital
 Program Revenue, Insured: FSA
 5.00%, due 7/1/23 (d)                                7,100,000      7,536,508
Chicago, Illinois Waterworks Revenue, Insured:
 FGIC
 6.50%, due 11/1/15 (e)                               3,005,000      3,574,898
Illinois Health Facilities Authority Revenue, Lake
 Forest Hospital
 Series A
 5.75%, due 7/1/29                                    2,000,000      2,133,480
Illinois State Sales Tax Revenue Second Series,
 Insured: FGIC
 5.50%, due 6/15/17 (e)                               4,000,000      4,513,080
V  Illinois State Toll Highway Authority
 Series A-1, Insured: FSA
 5.00%, due 1/1/26 (d)                                7,000,000      7,452,270
Kane McHenry Cook & De Kalb Counties Illinois Unit
 School District No. 300,
 Insured: XLCA
 5.00%, due 12/1/20 (f)                               3,500,000      3,753,435
                                                                  ------------
                                                                    28,963,671
                                                                  ------------
KANSAS (1.0%)
Geary County Kansas Unified School District No.
 475, Insured: MBIA
 5.25%, due 9/1/22 (b)                                2,275,000      2,486,575
                                                                  ------------

LOUISIANA (1.7%)
State of Louisiana Offshore Terminal Authority
 Deepwater Port Revenue
 Series C
 5.25%, due 9/1/16                                    3,970,000      4,211,336
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------
MASSACHUSETTS (0.1%)
Massachusetts Bay Transportation Authority Revenue
 Assessment
 Series A
 5.75%, due 7/1/18 (g)                              $   210,000   $    222,333
                                                                  ------------

NEBRASKA (0.1%)
Nebraska Investment Finance Authority, Single
 Family Housing Revenue
 Series C
 6.30%, due 9/1/28 (h)                                  290,000        292,737
                                                                  ------------

NEVADA (2.1%)
Clark County Nevada Industrial Development Revenue
 Southwest Gas Corp.
 Series A, Insured: AMBAC
 4.85%, due 10/1/35 (c)(h)                            1,000,000      1,013,630
Clark County Nevada Passenger Facility Charge
 Revenue, Las Vegas-McCarran
 International Airport
 Series A-2
 5.00%, due 7/1/26                                    4,000,000      4,257,280
                                                                  ------------
                                                                     5,270,910
                                                                  ------------
NEW JERSEY (1.8%)
New Jersey State Trust Fund Transportation
 Authority System
 Series C, Insured: FSA
 5.50%, due 12/15/17 (d)                              3,810,000      4,334,523
                                                                  ------------

NEW MEXICO (1.2%)
New Mexico Finance Authority State Transportation
 Revenue
 Series A, Insured: MBIA
 5.00%, due 6/15/22 (b)                               2,750,000      2,925,917
                                                                  ------------

NEW YORK (14.8%)
Liberty, New York Development Corp., Goldman Sachs
 Group, Inc.
 5.25%, due 10/1/35                                   5,000,000      5,734,250
Metropolitan Transportation Authority of New York
 Revenue
 Series A, Insured: FGIC
 5.00%, due 11/15/25 (e)                              1,500,000      1,581,495
 Series B, Insured: MBIA
 5.00%, due 11/15/25 (b)                              2,000,000      2,145,000
New York City Industrial Development Agency
 Revenue Queens Baseball Stadium
 5.00%, due 1/1/20                                      250,000        269,975

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
NEW YORK (CONTINUED)
New York City Industrial Development Agency
 Revenue Yankee Stadium
 5.00%, due 3/1/31                                  $ 1,000,000   $  1,063,190
V  New York City, New York
 Series C
 5.00%, due 8/1/26                                    8,500,000      8,954,410
New York State Dormitory Authority Lease Revenue
 Court Facilities City of
 New York
 7.375%, due 5/15/10                                  3,685,000      3,873,967
 7.50%, due 5/15/11                                   1,740,000      1,897,418
New York State Dormitory Authority Revenue
 Series A, Insured: MBIA
 6.00%, due 7/1/19 (b)                                3,700,000      4,429,011
 Series B
 7.50%, due 5/15/11 (g)                               1,880,000      2,050,742
New York State Environmental Facilities Corp.
 Pollution Control Revenue,
 State Water Revolving Fund
 Series A
 7.50%, due 6/15/12                                     185,000        192,639
New York State Thruway Authority Highway & Bridge
 Trust Fund
 Series B, Insured: AMBAC
 5.00%, due 4/1/21 (c)                                4,000,000      4,279,280
                                                                  ------------
                                                                    36,471,377
                                                                  ------------
NORTH CAROLINA (5.5%)
North Carolina Eastern Municipal Power Agency
 Systems Revenue
 Series A
 5.50%, due 1/1/12                                    2,000,000      2,136,160
 Series D
 6.75%, due 1/1/26                                    2,000,000      2,147,100
North Carolina Housing Finance Agency Home
 Ownership
 Series 13-A
 4.25%, due 1/1/28 (h)                                1,605,000      1,607,295
V  North Carolina Municipal Power Agency N1,
 Catawba Electric Revenue
 Series B
 6.50%, due 1/1/20                                    7,000,000      7,517,090
                                                                  ------------
                                                                    13,407,645
                                                                  ------------
OHIO (1.0%)
Lorain County Ohio Hospital Revenue, Catholic
 Healthcare
 5.375%, due 10/1/30                                  2,300,000      2,423,418
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12   MainStay Tax Free Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------
PENNSYLVANIA (1.3%)
Philadelphia, Pennsylvania School District
 Series A, Insured: FSA
 5.75%, due 2/1/11 (d)                              $ 3,000,000   $  3,210,420
                                                                  ------------

PUERTO RICO (6.5%)
Puerto Rico Commonwealth Infrastructure Financing
 Special Authority
 Series A
 5.50%, due 10/1/17                                   1,500,000      1,602,150
Puerto Rico Electric Power Authority Revenue
 Series HH, Insured: FSA
 5.25%, due 7/1/29 (d)                                2,750,000      2,907,905
V  Puerto Rico Public Buildings Authority Revenue
 Guaranteed Government Facilities Series I
 5.00%, due 7/1/36                                   10,000,000     10,380,500
University of Puerto Rico Revenues
 Series P
 5.00%, due 6/1/30                                    1,000,000      1,048,700
                                                                  ------------
                                                                    15,939,255
                                                                  ------------
SOUTH CAROLINA (3.0%)
Charleston County South Carolina Public
 Improvement
 6.125%, due 9/1/11                                   2,425,000      2,577,169
South Carolina Jobs Economic Development Authority
 Revenue, Bon Secours Health Systems, Inc.
 5.625%, due 11/15/30                                 4,500,000      4,766,130
                                                                  ------------
                                                                     7,343,299
                                                                  ------------
TENNESSEE (2.3%)
Tennessee Energy Acquisition Corp., Gas Revenue
 Series A
 5.25%, due 9/1/24                                    5,000,000      5,540,350
                                                                  ------------

TEXAS (10.3%)
Dallas Fort Worth Texas International Airport
 Facilities Improvement Revenue
 Series A, Insured: FGIC
 6.00%, due 11/1/28 (e)(h)                            4,000,000      4,190,960
Dallas, Texas Area Rapid Transit
 Sales Tax Revenue
 5.00%, due 12/1/16                                   1,500,000      1,632,990
El Paso, Texas
 Insured: FGIC
 5.00%, due 8/15/19 (e)                               3,815,000      4,127,029

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
TEXAS (CONTINUED)
Gainesville, Texas Independent School District,
 Insured: PSFG
 5.00%, due 2/15/32 (i)                             $ 1,000,000   $  1,054,860
 5.25%, due 2/15/36 (i)                               2,925,000      3,156,455
Jefferson County Texas Health Facility Development
 Corp., Texas Baptist
 Hospitals, Insured: AMBAC
 5.20%, due 8/15/21 (c)                               1,085,000      1,131,894
San Antonio, Texas Electric & Gas
 Series 2000
 5.00%, due 2/1/17                                    5,040,000      5,399,201
Tarrant Regional Water District Texas Water
 Revenue, Insured: FSA
 5.25%, due 3/1/17 (d)                                2,500,000      2,678,275
Texas State College Student Loan
 5.50%, due 8/1/10 (h)                                1,760,000      1,848,862
                                                                  ------------
                                                                    25,220,526
                                                                  ------------
WASHINGTON (2.8%)
V  Seattle, Washington Municipal Light & Power
 Revenue
 6.00%, due 10/1/15 (g)                               6,500,000      6,909,240
                                                                  ------------

WEST VIRGINIA (0.6%)
Kanawha Mercer Nicholas Counties West Virginia
 Single Family Mortgage Revenue
 (zero coupon), due 2/1/15 (g)(j)                     2,230,000      1,522,243
                                                                  ------------
Total Long-Term Municipal Bonds
 (Cost $217,365,294)                                               227,500,895
                                                                  ------------

                                                         SHARES
CUMULATIVE PREFERRED STOCK (3.9%)
------------------------------------------------------------------------------
V  Charter Mac Equity Issuer Trust
 Series A-1
 7.10%, due 6/30/09 (k)                               9,000,000      9,505,800
                                                                  ------------
Total Cumulative Preferred Stock
 (Cost $9,009,747)                                                   9,505,800
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENT (2.5%)
------------------------------------------------------------------------------
NEW YORK (2.5%)
Metropolitan Transportation Authority of New York
 Revenue
 Series G
 2.969%, due 11/1/26 (l)                            $ 6,150,000   $  6,150,000
                                                                  ------------
Total Short-Term Investment
 (Cost $6,150,000)                                                   6,150,000
                                                                  ------------
Total Investments
 (Cost $232,525,041) (m)                                   99.0%   243,156,695(n)
Cash and Other Assets,
 Less Liabilities                                           1.0      2,521,174
                                                    -----------   ------------
Net Assets                                                100.0%  $245,677,869
                                                    ===========   ============

(a)  LOC--Letter of Credit.
(b)  MBIA--MBIA Insurance Corp.
(c)  AMBAC--Ambac Assurance Corp.
(d)  FSA--Financial Security Assurance, Inc.
(e)  FGIC--Financial Guaranty Insurance Co.
(f)  XLCA--XL Capital Assurance, Inc.
(g) Prerefunding Security--issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(h) Interest on these securities is subject to alternative minimum tax.
(i)  PSFG--Permanent School Fund Guaranteed.
(j)  Non-income producing security.
(k) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.
(m)  The cost for federal income tax purposes is $232,546,279.
(n) At April 30, 2007 net unrealized appreciation for securities was $10,610,416, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,842,172 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $231,756.

 14   MainStay Tax Free Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $232,525,041)                            $243,156,695
Cash                                                  31,200
Receivables:
  Interest                                         3,182,129
  Fund shares sold                                    61,840
Other assets                                          24,582
                                                -------------
    Total assets                                 246,456,446
                                                -------------

LIABILITIES:
Payables:
  Fund shares redeemed                               213,869
  Manager (See Note 3)                                95,832
  Transfer agent (See Note 3)                         81,053
  NYLIFE Distributors (See Note 3)                    61,867
  Shareholder communication                           39,615
  Professional fees                                   30,505
  Trustees                                             2,408
  Custodian                                              167
Accrued expenses                                       9,490
Dividend payable                                     243,771
                                                -------------
    Total liabilities                                778,577
                                                -------------
Net assets                                      $245,677,869
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value
  of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    206,152
  Class B                                             39,974
  Class C                                              6,657
Additional paid-in capital                       262,401,639
Accumulated distributions in excess of net
  investment income                                 (251,166)
Accumulated net realized loss on investments
  and futures transactions                       (27,357,041)
Net unrealized appreciation on investments        10,631,654
                                                -------------
Net assets                                      $245,677,869
                                                =============
CLASS A
Net assets applicable to outstanding shares     $200,363,750
                                                =============
Shares of beneficial interest outstanding         20,615,157
                                                =============
Net asset value per share outstanding           $       9.72
Maximum sales charge (4.50% of offering price)          0.46
                                                -------------
Maximum offering price per share outstanding    $      10.18
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 38,843,824
                                                =============
Shares of beneficial interest outstanding          3,997,418
                                                =============
Net asset value and offering price per share
  outstanding                                   $       9.72
                                                =============
CLASS C
Net assets applicable to outstanding shares     $  6,470,295
                                                =============
Shares of beneficial interest outstanding            665,696
                                                =============
Net asset value and offering price per share
  outstanding                                   $       9.72
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $5,903,938
                                                  -----------
EXPENSES:
  Manager (See Note 3)                               741,681
  Distribution/Service--Class A (See Note 3)         247,883
  Service--Class B (See Note 3)                       53,263
  Service--Class C (See Note 3)                        7,891
  Transfer agent (See Note 3)                        120,404
  Distribution--Class B (See Note 3)                  53,263
  Distribution--Class C (See Note 3)                   7,891
  Professional fees                                   36,549
  Recordkeeping                                       25,585
  Registration                                        24,371
  Shareholder communication                           24,236
  Custodian                                            6,496
  Trustees                                             6,096
  Miscellaneous                                        7,683
                                                  -----------
    Total expenses before waiver                   1,363,292
  Expense waiver from Manager (See Note 3)          (201,973)
                                                  -----------
    Net expenses                                   1,161,319
                                                  -----------
Net investment income                              4,742,619
                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Security transactions                              669,069
  Futures transactions                               819,689
                                                  -----------
Net realized gain on investments and futures
  transactions                                     1,488,758
                                                  -----------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions                           (2,427,826)
  Futures contracts                                  166,406
                                                  -----------
Net change in unrealized appreciation on
  investments and futures contracts               (2,261,420)
                                                  -----------
Net realized and unrealized loss on investments
  and futures transactions                          (772,662)
                                                  -----------
Net increase in net assets resulting from
  operations                                      $3,969,957
                                                  ===========

 16   MainStay Tax Free Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007            2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income               $  4,742,619   $  10,052,034
 Net realized gain on investments
  and futures transactions              1,488,758       2,435,271
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                 --          50,000
 Net change in unrealized
  appreciation (depreciation) on
  investments and futures contracts    (2,261,420)        773,273
                                     ----------------------------
 Net increase in net assets
  resulting from operations             3,969,957      13,310,578
                                     ----------------------------
Dividends to shareholders:
 From net investment income:
   Class A                             (3,853,094)     (6,785,506)
   Class B                               (775,500)     (3,026,250)
   Class C                               (115,507)       (227,488)
                                     ----------------------------
 Total dividends to shareholders       (4,744,101)    (10,039,244)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              3,945,496      15,344,321
   Class B                                575,409       1,504,896
   Class C                              1,142,825         933,439

Net asset value of shares issued to shareholders
 in reinvestment of dividends:
   Class A                              2,647,465       4,666,979
   Class B                                518,728       1,747,422
   Class C                                 75,468         170,427
                                     ----------------------------
                                        8,905,391      24,367,484

                                             2007            2006

Cost of shares redeemed:
   Class A                           $(11,357,291)  $ (26,064,368)
   Class B                             (2,490,959)    (20,983,964)
   Class C                               (676,122)     (1,464,518)
                                     ----------------------------
                                      (14,524,372)    (48,512,850)

Net asset value of shares converted (See Note 1):
   Class A                              5,158,310     166,833,101
   Class B                             (5,158,310)   (166,833,101)
   Decrease in net assets derived
    from capital share transactions    (5,618,981)    (24,145,366)
                                     ----------------------------
   Net decrease in net assets          (6,393,125)    (20,874,032)

NET ASSETS:
Beginning of period                   252,070,994     272,945,026
                                     ----------------------------
End of period                        $245,677,869   $ 252,070,994
                                     ============================
Accumulated distributions in excess
 of net investment income at end of
 period                              $   (251,166)  $    (249,684)
                                     ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS A
                                ----------------------------------------------------------------------------------------------
                                                                                         JANUARY 1,
                                SIX MONTHS                                                  2003*
                                  ENDED                                                    THROUGH             YEAR ENDED
                                APRIL 30,             YEAR ENDED OCTOBER 31,             OCTOBER 31,          DECEMBER 31,
                                  2007**          2006          2005         2004           2003           2002         2001
Net asset value at beginning
  of period                      $   9.75       $   9.62      $   9.84      $  9.75        $ 10.02        $  9.62      $  9.68
                                ----------      --------      --------      -------      -----------      -------      -------
Net investment income                0.19           0.38(a)       0.38         0.38           0.30           0.41         0.45
Net realized and unrealized
  gain (loss) on investments        (0.03)          0.13(e)      (0.21)        0.07          (0.25)          0.40        (0.06)
                                ----------      --------      --------      -------      -----------      -------      -------
Total from investment
  operations                         0.16           0.51          0.17         0.45           0.05           0.81         0.39
                                ----------      --------      --------      -------      -----------      -------      -------
Less dividends:
  From net investment income        (0.19)         (0.38)        (0.39)       (0.36)         (0.32)         (0.41)       (0.45)
                                ----------      --------      --------      -------      -----------      -------      -------
Net asset value at end of
  period                         $   9.72       $   9.75      $   9.62      $  9.84        $  9.75        $ 10.02      $  9.62
                                ==========      ========      ========      =======      ===========      =======      =======
Total investment return (b)          1.64%(c)       5.43%(d)(e)     1.77%      4.71%          0.54%(c)       8.61%        4.04%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income              3.89%+         3.93%         3.92%        3.88%          3.64%+         4.19%        4.59%
  Net expenses                       0.89%+         0.89%         0.89%        1.02%          1.04%+         1.03%        1.03%
  Expenses (before
    waiver/reimbursement)            1.05%+         1.09%(d)      1.06%        1.06%            --             --           --
Portfolio turnover rate                31%            55%           26%          18%            34%            39%          57%
Net assets at end of period
  (in 000's)                     $200,364       $200,593      $ 38,508      $37,936        $42,712        $46,131      $39,760

                                                                        CLASS C
                                ---------------------------------------------------------------------------------------
                                                                                    JANUARY 1,
                                SIX MONTHS                                             2003*
                                  ENDED                                               THROUGH            YEAR ENDED
                                APRIL 30,           YEAR ENDED OCTOBER 31,          OCTOBER 31,         DECEMBER 31,
                                  2007**         2006        2005        2004          2003           2002        2001
Net asset value at beginning
  of period                       $ 9.75        $ 9.62      $ 9.85      $ 9.75        $10.02         $ 9.62      $ 9.68
                                ----------      ------      ------      ------      -----------      ------      ------
Net investment income               0.18          0.36(a)     0.36        0.36          0.28           0.39        0.42
Net realized and unrealized
  gain (loss) on investments       (0.03)         0.13(e)    (0.22)       0.08         (0.25)          0.40       (0.06)
                                ----------      ------      ------      ------      -----------      ------      ------
Total from investment
  operations                        0.15          0.49        0.14        0.44          0.03           0.79        0.36
                                ----------      ------      ------      ------      -----------      ------      ------
Less dividends:
  From net investment income       (0.18)        (0.36)      (0.37)      (0.34)        (0.30)         (0.39)      (0.42)
                                ----------      ------      ------      ------      -----------      ------      ------
Net asset value at end of
  period                          $ 9.72        $ 9.75      $ 9.62      $ 9.85        $ 9.75         $10.02      $ 9.62
                                ==========      ======      ======      ======      ===========      ======      ======
Total investment return (b)         1.51%(c)      5.16%(d)(e)   1.41%     4.55%         0.32%(c)       8.34%       3.79%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income             3.64%+        3.68%       3.67%       3.63%         3.39%+         3.94%       4.34%
  Net expenses                      1.14%+        1.14%       1.14%       1.27%         1.29%+         1.28%       1.28%
  Expenses (before
    waiver/reimbursement)           1.30%+        1.34%(d)    1.31%       1.31%           --             --          --
Portfolio turnover rate               31%           55%         26%         18%           34%            39%         57%
Net assets at end of period
  (in 000's)                      $6,470        $5,949      $6,231      $5,992        $5,840         $7,555      $1,586

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges.
(c)  Total return is not annualized.
(d)  Includes nonrecurring reimbursement from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangement and the Manager reimbursement of such losses were less than 0.01% per share on net realized gains on investments; and the effect on total investment return was less than
     0.01%.

 18   MainStay Tax Free Bond Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                 CLASS B
     ------------------------------------------------------------------------------------------------
                                                              JANUARY 1,
     SIX MONTHS                                                  2003*
       ENDED                                                    THROUGH              YEAR ENDED
     APRIL 30,             YEAR ENDED OCTOBER 31,             OCTOBER 31,           DECEMBER 31,
       2007**         2006          2005          2004           2003            2002          2001
      $  9.75        $  9.62      $   9.85      $   9.75       $  10.02        $   9.62      $   9.68
     ----------      -------      --------      --------      -----------      --------      --------
         0.17           0.36(a)       0.36          0.36           0.28            0.39          0.42
        (0.02)          0.13(e)      (0.22)         0.08          (0.25)           0.40         (0.06)
     ----------      -------      --------      --------      -----------      --------      --------
         0.15           0.49          0.14          0.44           0.03            0.79          0.36
     ----------      -------      --------      --------      -----------      --------      --------
        (0.18)         (0.36)        (0.37)        (0.34)         (0.30)          (0.39)        (0.42)
     ----------      -------      --------      --------      -----------      --------      --------
      $  9.72        $  9.75      $   9.62      $   9.85       $   9.75        $  10.02      $   9.62
     ==========      =======      ========      ========      ===========      ========      ========
         1.51%(c)       5.16%(d)(e)     1.41%       4.55%          0.32%(c)        8.34%         3.79%
         3.64%+         3.68%         3.67%         3.63%          3.39%+          3.94%         4.34%
         1.14%+         1.14%         1.14%         1.27%          1.29%+          1.28%         1.28%
         1.30%+         1.34%(d)      1.31%         1.31%            --              --            --
           31%            55%           26%           18%            34%             39%           57%
      $38,844        $45,529      $228,206      $261,626       $297,458        $323,349      $314,867

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Tax Free Bond Fund (the "Fund"), a diversified fund.

The Fund currently offers three classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class B shares convert to Class A shares eight years after the date they were purchased. The three classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act.

The Fund's investment objective is to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method over the

 20   MainStay Tax Free Bond Fund
life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective. The Fund may enter into contracts for the future delivery of debt securities in order to attempt to protect against the effect of adverse changes in interest rates, to lengthen or shorten the average maturity or duration of the Fund's portfolio or to try to enhance the Fund's returns.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves

                                                    www.mainstayfunds.com     21
as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.60% on assets up to $1.0 billion and 0.55% on assets in excess of $1.0 billion. NYLIM has voluntarily agreed to waive its management fee by 0.15% to 0.45% on assets up to $1.0 billion and 0.40% on assets in excess of $1.0 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 0.89%; Class B, 1.14%; and Class C, 1.14%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 0.89% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $741,681 and waived its fees in the amount of $201,973.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

        OCTOBER 31,
 2008*     2009      2010      TOTAL
$30,280   $91,353   $16,552   $138,185
--------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.30% of the average daily net assets of the Fund. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.25% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $8,697 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class B and Class C shares of $18,096 and $244, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $120,404.

 22   MainStay Tax Free Bond Fund

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                  $53,121       0.0*%
------------------------------------------------------------
Class C                                      108       0.0*
------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $5,632.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $25,585 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The Fund has maintained a year end of December 31 for federal income tax purposes.

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $29,012,205 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2007                 $ 4,964
               2008                  15,453
               2011                   8,117
               2012                     478
       -------------------------------------------
                                    $29,012
       -------------------------------------------

The Fund utilized $3,032,928 of capital loss carryforwards during the year ended October 31, 2006.

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                  2006
Distributions paid from:
  Ordinary Income                             $     3,255
  Exempt Interest Dividends                    10,035,989
----------------------------------------------------------
                                              $10,039,244
----------------------------------------------------------

NOTE 5--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

                                                    www.mainstayfunds.com     23

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $78,231,025 and $91,287,921, respectively.

NOTE 8--CAPITAL SHARE TRANSACTIONS
(IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C
Shares sold                                  405       59       117
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  271       53         8
---------------------------------------------------------------------
                                             676      112       125
Shares redeemed                           (1,164)    (304)      (69)
---------------------------------------------------------------------
Shares converted (See Note 1)                530     (481)       --
---------------------------------------------------------------------
Net increase (decrease)                       42     (673)       56
---------------------------------------------------------------------

                                                  YEAR ENDED
                                               OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C

Shares sold                                1,521       156       97
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  485       182       18
---------------------------------------------------------------------
                                           2,006       338      115
Shares redeemed                           (2,635)   (2,182)    (152)
---------------------------------------------------------------------
Shares converted
  (See Note 1)                            17,199    (17,199)     --
---------------------------------------------------------------------
Net increase (decrease)                   16,570    (19,043)    (37)
---------------------------------------------------------------------

* Unaudited.

NOTE 9--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay Tax Free Bond Fund was $50,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 10--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 24   MainStay Tax Free Bond Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

   TAX FREE          VOTES          VOTES
  BOND FUND           FOR         WITHHELD    ABSTENTIONS       TOTAL
Susan B.
 Kerley          12,315,669.106  188,241.182   2,698.000    12,506,608.288
--------------------------------------------------------------------------
Alan R.
 Latshaw         12,335,117.577  168,792.711   2,698.000    12,506,608.288
--------------------------------------------------------------------------
Peter Meenan     12,337,581.992  166,328.296   2,698.000    12,506,608.288
--------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      12,328,370.933  175,539.355   2,698.000    12,506,608.288
--------------------------------------------------------------------------
Richard S.
 Trutanic        12,312,447.585  191,462.703   2,698.000    12,506,608.288
--------------------------------------------------------------------------
Roman L. Weil    12,335,813.813  168,096.475   2,698.000    12,506,608.288
--------------------------------------------------------------------------
John A.
 Weisser         12,321,078.012  182,832.276   2,698.000    12,506,608.288
--------------------------------------------------------------------------
Brian A.
 Murdock         12,323,976.756  179,933.532   2,698.000    12,506,608.288
--------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     25

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 26   MainStay Tax Free Bond Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 28   MainStay Tax Free Bond Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     29

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-AO10756         (RECYCLE LOGO)       MS155-07                  MST10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    TOTAL RETURN FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    TOTAL RETURN FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          25
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 30
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  37
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        37
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               37
--------------------------------------------------------------------------------

Trustees and Officers                                                         38

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        1.01%   3.47%  4.87%   5.67%
Excluding sales charges   6.89    9.49   6.06    6.27

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          TOTAL RETURN                           LEHMAN BROTHERS
                                 MAINSTAY TOTAL       RUSSELL 1000       CORE COMPOSITE                          AGGREGATE BOND
                                   RETURN FUND            INDEX               INDEX           S&P 500 INDEX           INDEX
                                 --------------       ------------       --------------       -------------      ---------------
4/30/97                                9450               10000               10000               10000               10000
                                      12152               14215               12903               14107               11091
                                      14376               17102               14865               17185               11787
                                      16558               19231               16071               18926               11935
                                      14376               16604               15501               16471               13414
                                      12933               14615               14863               14391               14465
                                      11797               12647               14277               12476               15979
                                      13390               15670               16378               15330               16270
                                      13898               16799               17448               16302               17125
                                      15852               19605               19212               18815               17246
4/30/07                               17356               22577               21525               21681               18516

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        1.60%   3.69%  4.95%   5.51%
Excluding sales charges   6.47    8.64   5.28    5.51

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          TOTAL RETURN                           LEHMAN BROTHERS
                                 MAINSTAY TOTAL       RUSSELL 1000       CORE COMPOSITE                          AGGREGATE BOND
                                   RETURN FUND            INDEX               INDEX           S&P 500 INDEX           INDEX
                                 --------------       ------------       --------------       -------------      ---------------
4/30/97                               10000               10000               10000               10000               10000
                                      12783               14215               12903               14107               11091
                                      15006               17102               14865               17185               11787
                                      17164               19231               16071               18926               11935
                                      14802               16604               15501               16471               13414
                                      13213               14615               14863               14391               14465
                                      11960               12647               14277               12476               15979
                                      13479               15670               16378               15330               16270
                                      13892               16799               17448               16302               17125
                                      15731               19605               19212               18815               17246
4/30/07                               17091               22577               21525               21681               18516

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98 (for Class C shares) and 12/31/03 (for Class I shares), performance for Class C and Class I shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C and Class I shares upon initial offer. Unadjusted, the performance of the new classes of shares might have been lower.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        5.51%   7.66%  5.26%   5.50%
Excluding sales charges   6.48    8.65   5.26    5.50

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          TOTAL RETURN                           LEHMAN BROTHERS
                                 MAINSTAY TOTAL       RUSSELL 1000       CORE COMPOSITE                          AGGREGATE BOND
                                   RETURN FUND            INDEX               INDEX           S&P 500 INDEX           INDEX
                                 --------------       ------------       --------------       -------------      ---------------
4/30/97                               10000               10000               10000               10000               10000
                                      12783               14215               12903               14107               11091
                                      15006               17102               14865               17185               11787
                                      17164               19231               16071               18926               11935
                                      14802               16604               15501               16471               13414
                                      13213               14615               14863               14391               14465
                                      11960               12647               14277               12476               15979
                                      13479               15670               16378               15330               16270
                                      13892               16799               17448               16302               17125
                                      15715               19605               19212               18815               17246
4/30/07                               17075               22577               21525               21681               18516

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
                          7.10%   9.93%  6.56%   6.68%

(PERFORMANCE GRAPH)

                                                                          TOTAL RETURN                           LEHMAN BROTHERS
                                 MAINSTAY TOTAL       RUSSELL 1000       CORE COMPOSITE                          AGGREGATE BOND
                                   RETURN FUND            INDEX               INDEX           S&P 500 INDEX           INDEX
                                 --------------       ------------       --------------       -------------      ---------------
4/30/97                               10000               10000               10000               10000               10000
                                      12911               14215               12903               14107               11091
                                      15309               17102               14865               17185               11787
                                      17692               19231               16071               18926               11935
                                      15401               16604               15501               16471               13414
                                      13889               14615               14863               14391               14465
                                      12704               12647               14277               12476               15979
                                      14455               15670               16378               15330               16270
                                      15069               16799               17448               16302               17125
                                      17363               19605               19212               18815               17246
4/30/07                               19087               22577               21525               21681               18516

                                                          SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    YEARS
--------------------------------------------------------------------------------

Russell 1000(R) Index(1)                                  9.10%   15.16%   9.09%   8.48%
Total Return Core Composite Index(2)                      6.51    12.04    7.69    7.97
S&P 500(R) Index(3)                                       8.60    15.24    8.54    8.05
Lehman Brothers(R) Aggregate Bond Index(4)                2.64     7.36    5.06    6.35
Average Lipper mixed-asset target allocation growth
  fund(5)                                                 7.59    11.48    7.62    7.32

1. Going forward, the Fund will measure its performance against the Russell 1000(R) Index. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index. The Russell 1000(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes.
2. The Fund's Total Return Core Composite Index consists of the Russell 1000(R) Index and the Lehman Brothers(R) Aggregate Bond Index weighted 60%/40%, respectively. Results assume that all income and capital gains are reinvested in the index or indices that produce them. An investment cannot be made directly in an index.
3. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
4. The Lehman Brothers(R) Aggregate Bond Index is an unmanaged index that consists of the following other unmanaged Lehman Brothers(R) Indices: the Government Index, Corporate Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers(R) Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-coupon, a remaining maturity of at least one year and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
5. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Total Return Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY TOTAL RETURN FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,069.25            $6.11            $1,019.05             $5.96
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,065.30            $9.93            $1,015.30             $9.69
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,065.40            $9.93            $1,015.30             $9.69
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,071.25            $4.26            $1,020.85             $4.16
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.19% for Class A, 1.94% for Class B and Class C and 0.83% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     63.5
U.S. Government & Federal Agencies                                                19.1
Short-Term Investments (collateral from securities lending                         8.4
  is 5.4%)
Corporate Bonds                                                                    6.8
Mortgage-Backed Securities                                                         2.6
Foreign Bonds                                                                      2.1
Asset-Backed Securities                                                            1.9
Convertible Bonds                                                                  1.2
Loan Assignments & Participations                                                  0.2
Yankee Bonds                                                                       0.2
Municipal Bond                                                                     0.1
Convertible Preferred Stock                                                        0.1
Preferred Stock                                                                   0.0*
Purchased Put Option                                                              0.0*
Rights                                                                            0.0*
Written Call Option                                                               (0.0)*
Liabilities in Excess of Cash and Other Assets                                    (6.2)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  AT&T, Inc.
 2.  Citigroup, Inc.
 3.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 6/1/33
 4.  Teva Pharmaceutical Industries, Ltd., Sponsored
     ADR
 5.  Microsoft Corp.
 6.  Merrill Lynch & Co., Inc.
 7.  Morgan Stanley
 8.  Federal Home Loan Mortgage Corp. (Mortgage
     Pass-Through Security), 5.50%, due 7/1/34
 9.  Goldman Sachs Group, Inc. (The)
10. Federal National Mortgage Association, 6.25%, due 2/1/11

 8   MainStay Total Return Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Edmund C. Spelman, Richard A. Rosen, CFA, Joseph Portera and Gary Goodenough of MacKay Shields LLC

HOW DID MAINSTAY TOTAL RETURN FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX-MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Total Return Fund returned 6.89% for Class A shares, 6.47% for Class B shares and 6.48% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 7.10%. All share classes underperformed the 9.10% return of the Russell 1000(R) Index(1) and the 7.59% return of the average Lipper(2) mixed-asset target allocation growth fund for the six months ended April 30, 2007. The Russell 1000(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH SECTORS IN THE EQUITY PORTION OF THE FUND WERE THE STRONGEST PERFORMERS AND WHICH SECTORS WERE PARTICULARLY WEAK?

Relative to the Russell 1000(R) Index, the Fund's three strongest-performing equity sectors for the six-month reporting period were energy, financials and materials. Energy generated the biggest gain of any sector because of a substantial rise in oil prices. Stock selection in the financials and materials sectors also helped the Fund's performance relative the Russell 1000(R) Index.

The equity sectors that detracted the most from relative performance were consumer discretionary, information technology and telecommunication services.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH STOCKS DETRACTED?

Comcast and AT&T were the two top contributors to the Fund's equity performance during the reporting period. KOS Pharmaceuticals, a maker of cholesterol-lowering and other drugs, also contributed positively to the Fund's performance after Abbott Laboratories announced in early November 2006 that it would acquire shares of KOS Pharmaceuticals at a substantial premium.

The biggest detractors from the Fund's equity performance were Advanced Micro Devices, Sprint Nextel and Rowan. Semiconductor company Advanced Micro Devices suffered as the competitive landscape deteriorated faster than we had anticipated. A price war with Intel depressed sales and earnings. By the end of March, we concluded that the company no longer fit our investment process and we eliminated the stock from the Fund.

WERE THERE ANY SIGNIFICANT EQUITY PURCHASES OR SALES DURING THE REPORTING
PERIOD?

The Fund initiated new positions in Southern Copper and National Oilwell Varco during the reporting period. Southern Copper has benefited from the recent rise in the price of copper. National Oilwell Varco owns and operates power-generation facilities in the United States. Strength in energy prices helped the company enjoy ample pricing power and abundant free cash flow. From the beginning of 2007 through the end of April, these factors moved the company's share price higher.

We eliminated the Fund's entire position in Best Buy because the company was caught in a transition, seeking to diversify its services, broaden its customer base and increase its appeal to small and midsize businesses. We felt that these factors, together with softness in the company's underlying consumer electronics business, weakened Best Buy's near-term prospects. The Fund's sale of Advance Micro Devices was previously mentioned.

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED DURING THE REPORTING PERIOD?

During the reporting period, the Fund held overweight positions relative to the Russell 1000(R) Index in the energy and consumer discretionary sectors. With an overweight position and the higher price of oil, the energy sector was the Fund's largest contributor to relative performance. The Fund's overweight


High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher- quality debt securities and may be subject to greater price volatility. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. Funds that invest in bonds are subject to credit, inflation, and interest-rate risk and can lose principal value when interest rates rise.
1. See footnote on page 6 for more information on the Russell 1000(R) Index.
2. See footnote on page 6 for more information on Lipper Inc.

                                                     www.mainstayfunds.com     9
position and poor stock selection in the consumer discretionary sector caused this sector to be the largest detractor from relative performance.

The equity portion of the Fund was underweight relative to the Russell 1000(R) Index in industrials and consumer staples. In the industrials sector, good stock selection led to outperformance relative to the Index. In the consumer staples sector, good stock selection and an underweight position led to positive performance.

HOW DID YOU POSITION THE BOND PORTION OF THE FUND DURING THE REPORTING PERIOD?

In the bond portion of the Fund, we held overweight positions relative to the Lehman Brothers(R) Aggregate Bond Index(3) in corporate bonds and securitized holdings. The diversification and exposure to numerous sources of incremental yield benefited the Fund. During the reporting period, investors were amenable to additional risk, and the Fund's positioning in corporate bonds and securitized holdings aligned well with the market's preference. The Fund's allocations to high-yield bonds, emerging-market sovereigns and emerging-market corporate bonds were strong contributors to performance.

We held an especially favorable view of emerging markets because we believed that their accelerating economies were driven by sustainable structural changes. During the reporting period, these included new foreign investments, stronger currencies, tolerable levels of inflation, liberalization of markets and a dismantling of trade barriers. High-yield bonds have continued to do well, buoyed by stock market momentum and solid quarterly corporate earnings. Although high-yield spreads approached historically tight levels, the market benefited from low default rates, reasonable recovery values in workout situations and a broadening buyer base to absorb new supply.

DID THE FUND'S BOND SECTOR WEIGHTINGS CHANGE OVER THE REPORTING PERIOD?

During the reporting period, we moved assets from Treasurys into corporate bonds to benefit from the market's appetite for risk. The bond portion of the Fund held a relatively substantial position in mortgage-backed securities backed by 15-year loan terms, which may be amenable to a steeper yield curve. We elected to underweight higher-coupon mortgage-backed securities relative to the Lehman Brothers(R) Aggregate Bond Index. This positioning detracted from results during the reporting period. In the corporate bond market, exposure to sectors (supermarkets, retailers, airlines) and credits (Kroger, Southwest Airlines) that were subject to rumors about leveraged-buyouts or recapitalizations partially offset gains in other parts of the Fund. The Fund's exposure to callable agency debentures prospered as interest-rate volatility declined.

The Fund's allocation to convertible bonds was designed to preserve the upside potential of improving corporate profits that has been reflected in stock prices but not in investment-grade credit spreads. The performance of the Fund's convertible holdings, however, was mixed during the reporting period. Although stock-market momentum accelerated, bond prices appeared to have some difficulty capturing the breadth of the stock market's rally.


3. See note on page 6 for more information on the Lehman Brothers(R) Aggregate Bond Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Total Return Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
LONG-TERM BONDS (34.2%)+
ASSET-BACKED SECURITIES (1.9%)
----------------------------------------------------------------------------
AUTOMOBILE (0.1%)
Superior Wholesale Inventory Financing Trust
 Series 2007-AE1, Class A
 5.42%, due 1/15/12 (a)                             $ 340,000   $    339,997
                                                                ------------

COMMERCIAL BANKS (0.1%)
Structured Asset Investment Loan Trust
 Series 2006-3, Class A4
 5.41%, due 6/25/36 (a)                               710,000        708,470
                                                                ------------
CONSUMER FINANCE (0.4%)
Harley-Davidson Motorcycle Trust
 Series 2004-1, Class A2
 2.53%, due 11/15/11                                1,833,176      1,784,050
 Series 2007-1, Class A3
 5.22%, due 3/15/12                                 1,225,000      1,229,410
                                                                ------------
                                                                   3,013,460
                                                                ------------
CONSUMER LOANS (0.2%)
Atlantic City Electric Transition Funding LLC
 Series 2002-1, Class A4
 5.55%, due 10/20/23                                1,600,000      1,634,014
                                                                ------------

CREDIT CARDS (0.4%)
Chase Issuance Trust
 Series 2006-C4, Class C4
 5.61%, due 1/15/14 (a)                             1,315,000      1,314,984
Citibank Credit Card Issuance Trust
 Series 2006-C4, Class C4
 5.54%, due 1/9/12 (a)                              1,400,000      1,399,281
                                                                ------------
                                                                   2,714,265
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Bank of America Credit Card Trust
 Series 2006-C4, Class C4
 5.55%, due 11/15/11 (a)                              745,000        745,146
Dominos Pizza Master Issuer LLC
 Series 2007-1, Class A2
 5.261%, due 4/25/37 (b)                              880,000        880,106
Dunkin Securitization
 Series 2006-1, Class A2
 5.779%, due 6/20/31 (b)                              630,000        641,265
Murcie Lago International, Ltd.
 Series 2006-1X, Class A
 5.55%, due 3/27/11 (a)(f)                            700,000        700,714

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
USXL Funding LLC
 Series 2006-1A, Class A
 5.379%, due 4/15/14 (b)                            $ 552,892   $    553,602
                                                                ------------
                                                                   3,520,833
                                                                ------------
ELECTRIC (0.0%)++
AES Eastern Energy, L.P.
 Series 1999-A
 9.00%, due 1/2/17                                    119,263        132,680
Public Service New Hampshire Funding LLC
 Pass-Through Certificates
 Series 2002-1, Class A
 4.58%, due 2/1/10                                    101,764        101,514
                                                                ------------
                                                                     234,194
                                                                ------------
HOME EQUITY (0.2%)
Citicorp Residential Mortgage Securities, Inc.
 Series 2006-3, Class A3
 5.61%, due 11/25/36 (a)                              495,000        494,358
 Series 2006-1, Class A3
 5.706%, due 7/25/36                                  855,000        855,916
                                                                ------------
                                                                   1,350,274
                                                                ------------
Total Asset-Backed Securities
 (Cost $13,516,243)                                               13,515,507
                                                                ------------

CONVERTIBLE BONDS (1.2%)
----------------------------------------------------------------------------
AIRLINES (0.0%)++
Delta Air Lines, Inc.
 8.00%, due 6/3/23 (c)                                 40,000         21,000
                                                                ------------

BIOTECHNOLOGY (0.1%)
Amgen, Inc.
 0.125%, due 2/1/11 (b)                               890,000        859,962
                                                                ------------

DISTRIBUTION & WHOLESALE (0.1%)
Costco Wholesale Corp.
 (zero coupon), due 8/19/17 (d)                       725,000        885,406
                                                                ------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Merrill Lynch & Co., Inc.
 (zero coupon), due 3/13/32                           765,000        996,106
                                                                ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
CONVERTIBLE BONDS (CONTINUED)
----------------------------------------------------------------------------
INSURANCE (0.0%)++
Conseco, Inc.
 3.50%, due 9/30/35
 (zero coupon), beginning 9/30/10                   $  65,000   $     62,562
                                                                ------------

LODGING (0.2%)
Hilton Hotels Corp.
 3.375%, due 4/15/23                                  680,000      1,048,050
                                                                ------------
OIL & GAS (0.1%)
Transocean, Inc.
 1.50%, due 5/15/21                                   695,000        845,294
                                                                ------------
OIL & GAS SERVICES (0.2%)
Schlumberger, Ltd.
 1.50%, due 6/1/23                                    525,000      1,073,625
                                                                ------------
PHARMACEUTICALS (0.3%)
ALZA Corp.
 (zero coupon), due 7/28/20 (d)                       970,000        860,875
Teva Pharmaceutical Finance LLC
 Series C
 0.25%, due 2/1/26                                    600,000        591,000
Wyeth
 4.877%, due 1/15/24 (a)(d)                           795,000        881,893
                                                                ------------
                                                                   2,333,768
                                                                ------------
Total Convertible Bonds
 (Cost $7,384,640)                                                 8,125,773
                                                                ------------

CORPORATE BONDS (6.8%)
----------------------------------------------------------------------------
ADVERTISING (0.0%)++
Lamar Media Corp.
 6.625%, due 8/15/15                                  120,000        119,100
                                                                ------------

AEROSPACE & DEFENSE (0.2%)
Sequa Corp.
 8.875%, due 4/1/08                                    95,000         97,612
United Technologies Corp.
 5.40%, due 5/1/35                                  1,435,000      1,363,602
                                                                ------------
                                                                   1,461,214
                                                                ------------
AGRICULTURE (0.0%)++
Reynolds American, Inc.
 7.625%, due 6/1/16                                    45,000         49,234
 7.75%, due 6/1/18                                     55,000         61,055
                                                                ------------
                                                                     110,289
                                                                ------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
AIRLINES (0.3%)
Delta Air Lines, Inc.
 Series 2001-1
 7.111%, due 9/18/11                                $  85,000   $     88,400
 10.375%, due 12/15/22 (c)                            100,000         51,500
Northwest Airlines, Inc.
 10.00%, due 2/1/09 (c)                                90,000         70,200
Southwest Airlines Co.
 5.125%, due 3/1/17                                   606,000        563,598
 5.75%, due 12/15/16                                1,114,000      1,087,439
                                                                ------------
                                                                   1,861,137
                                                                ------------
APPAREL (0.0%)++
Quiksilver, Inc.
 6.875%, due 4/15/15                                   75,000         73,125
                                                                ------------

AUTO MANUFACTURERS (0.1%)
DaimlerChrysler N.A. Holding Corp.
 Series MTN
 5.75%, due 5/18/09                                   690,000        698,228
                                                                ------------

AUTO PARTS & EQUIPMENT (0.1%)
Collins & Aikman Products Co.
 12.875%, due 8/15/12 (b)(c)                           75,000             94
FleetPride Corp.
 11.50%, due 10/1/14 (b)                              140,000        140,700
Goodyear Tire & Rubber Co. (The)
 8.625%, due 12/1/11 (b)                              105,000        113,400
 11.25%, due 3/1/11                                    80,000         87,400
Lear Corp.
 Series B
 8.50%, due 12/1/13                                    65,000         64,025
 8.75%, due 12/1/16                                    55,000         53,556
Tenneco Automotive, Inc.
 8.625%, due 11/15/14 (d)                              80,000         85,000
                                                                ------------
                                                                     544,175
                                                                ------------
BANKS (0.2%)
HSBC Bank USA N.A.
 4.625%, due 4/1/14                                 1,005,000        964,055
USB Capital IX
 6.189%, due 4/15/11 (a)                              200,000        205,359
                                                                ------------
                                                                   1,169,414
                                                                ------------
BUILDING MATERIALS (0.2%)
Masco Corp.
 5.85%, due 3/15/17                                   900,000        888,662
USG Corp.
 6.30%, due 11/15/16 (b)                              325,000        324,760
                                                                ------------
                                                                   1,213,422
                                                                ------------

 12   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------
CHEMICALS (0.1%)
Equistar Chemicals, L.P.
 7.55%, due 2/15/26                                 $  90,000   $     89,550
MacDermid, Inc.
 9.50%, due 4/15/17 (b)                                70,000         72,625
Millennium America, Inc.
 7.625%, due 11/15/26                                 110,000        108,625
Mosaic Global Holdings, Inc.
 7.375%, due 12/1/14 (b)                               80,000         83,200
 7.625%, due 12/1/16 (b)                               95,000        101,412
Tronox Worldwide LLC/Tronox Finance Corp.
 9.50%, due 12/1/12                                   100,000        107,000
                                                                ------------
                                                                     562,412
                                                                ------------
COAL (0.0%)++
Peabody Energy Corp.
 7.375%, due 11/1/16                                   55,000         58,094
 7.875%, due 11/1/26                                   35,000         37,494
                                                                ------------
                                                                      95,588
                                                                ------------
COMMERCIAL SERVICES (0.0%)++
Service Corp. International
 7.375%, due 10/1/14                                   55,000         57,200
 7.625%, due 10/1/18                                   55,000         58,231
Vertrue, Inc.
 9.25%, due 4/1/14                                    100,000        109,000
                                                                ------------
                                                                     224,431
                                                                ------------
COMPUTERS (0.0%)++
SunGard Data Systems, Inc.
 3.75%, due 1/15/09                                    55,000         53,075
                                                                ------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
American Real Estate Partners, L.P./ American Real
 Estate Finance Corp.
 8.125%, due 6/1/12                                   270,000        275,400
Bear Stearns Cos., Inc. (The)
 2.875%, due 7/2/08                                 1,100,000      1,070,319
Citigroup, Inc.
 5.00%, due 9/15/14                                 1,765,000      1,727,028
Ford Motor Credit Co.
 7.375%, due 10/28/09                                  70,000         70,054
 7.875%, due 6/15/10                                    5,000          5,027
General Motors Acceptance Corp.
 5.125%, due 5/9/08                                   600,000        592,936
 6.75%, due 12/1/14                                    70,000         69,031
 8.00%, due 11/1/31                                   585,000        627,901
Goldman Sachs Group, L.P.
 5.00%, due 10/1/14                                   790,000        769,658

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Hawker Beechcraft Acquisition Co. LLC/ Hawker
 Beechcraft Notes Co.
 8.50%, due 4/1/15 (b)                              $  55,000   $     58,025
 9.75%, due 4/1/17 (b)                                 20,000         21,450
HSBC Finance Corp.
 4.75%, due 4/15/10                                   760,000        752,529
LaBranche & Co., Inc.
 11.00%, due 5/15/12                                   30,000         32,700
NSG Holdings LLC/NSG Holdings, Inc.
 7.75%, due 12/15/25 (b)                               90,000         94,725
OMX Timber Finance Investments LLC
 Series 1
 5.42%, due 1/29/20 (b)                               350,000        340,445
Rainbow National Services LLC
 8.75%, due 9/1/12 (b)                                 75,000         80,062
Regency Energy Partners, L.P./Regency Energy
 Finance Corp.
 8.375%, due 12/15/13 (b)                             125,000        128,750
Residential Capital Corp.
 6.50%, due 4/17/13                                   450,000        449,762
                                                                ------------
                                                                   7,165,802
                                                                ------------
ELECTRIC (0.4%)
AES Corp. (The)
 9.00%, due 5/15/15 (b)                               255,000        272,850
Calpine Corp.
 8.50%, due 7/15/10 (b)                                63,000         66,150
Consumers Energy Co.
 Series F
 4.00%, due 5/15/10                                 1,260,000      1,215,179
Kiowa Power Partners LLC
 Series B
 5.737%, due 3/30/21 (b)                              380,000        375,660
NiSource Finance Corp.
 5.45%, due 9/15/20                                   600,000        563,090
NRG Energy, Inc.
 7.25%, due 2/1/14                                     15,000         15,525
 7.375%, due 2/1/16                                    30,000         31,162
Reliant Energy Mid-Atlantic Power Holdings LLC
 Series C
 9.681%, due 7/2/26                                    90,000        104,400
                                                                ------------
                                                                   2,644,016
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)++
Belden CDT, Inc.
 7.00%, due 3/15/17 (b)                                90,000         92,047
                                                                ------------

ELECTRONICS (0.0%)++
Fisher Scientific International, Inc.
 6.75%, due 8/15/14                                   125,000        129,194
                                                                ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------
ENTERTAINMENT (0.2%)
Gaylord Entertainment Co.
 6.75%, due 11/15/14                                $  85,000   $     84,362
 8.00%, due 11/15/13                                  120,000        124,800
Jacobs Entertainment, Inc.
 9.75%, due 6/15/14                                    70,000         73,850
Mohegan Tribal Gaming Authority
 6.375%, due 7/15/09                                   60,000         60,000
 7.125%, due 8/15/14                                   50,000         50,750
 8.00%, due 4/1/12                                     65,000         67,275
Penn National Gaming, Inc.
 6.75%, due 3/1/15                                    180,000        178,650
Speedway Motorsports, Inc.
 6.75%, due 6/1/13                                    175,000        174,562
Vail Resorts, Inc.
 6.75%, due 2/15/14                                   180,000        181,800
                                                                ------------
                                                                     996,049
                                                                ------------
ENVIRONMENTAL CONTROL (0.0%)++
Geo Sub Corp.
 11.00%, due 5/15/12                                   60,000         60,900
                                                                ------------

FOOD (0.1%)
Corn Products International, Inc.
 6.00%, due 4/15/17                                   800,000        802,327
Pilgrims Pride Corp.
 7.625%, due 5/1/15                                    20,000         20,250
 8.375%, due 5/1/17                                    30,000         30,375
Stater Brothers Holdings
 7.75%, due 4/15/15 (b)                               105,000        107,887
                                                                ------------
                                                                     960,839
                                                                ------------
FOREST PRODUCTS & PAPER (0.1%)
Bowater, Inc.
 9.375%, due 12/15/21                                 160,000        160,600
Georgia-Pacific Corp.
 7.00%, due 1/15/15 (b)                               150,000        150,750
 7.125%, due 1/15/17 (b)                              305,000        306,525
 7.75%, due 11/15/29                                    5,000          4,975
 8.00%, due 1/15/24                                    20,000         20,200
 8.875%, due 5/15/31                                   30,000         31,950
                                                                ------------
                                                                     675,000
                                                                ------------
HAND & MACHINE TOOLS (0.0%)++
Baldor Electric Co.
 8.625%, due 2/15/17                                   90,000         96,075
                                                                ------------
HEALTH CARE--PRODUCTS (0.1%)
Advanced Medical Optics, Inc.
 7.50%, due 5/1/17 (b)                                 70,000         72,100

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
HEALTH CARE--PRODUCTS (CONTINUED)
CDRV Investors, Inc.
 9.86%, due 12/1/11 (a)(b)(e)                       $  55,000   $     55,275
Cooper Cos., Inc. (The)
 7.125%, due 2/15/15 (b)                               70,000         71,400
Invacare Corp.
 9.75%, due 2/15/15 (b)                               110,000        111,925
PTS Acquisition Corp.
 9.50%, due 4/15/15 (b)(e)                             80,000         81,800
                                                                ------------
                                                                     392,500
                                                                ------------
HEALTH CARE--SERVICES (0.1%)
Alliance Imaging, Inc.
 7.25%, due 12/15/12                                   40,000         39,500
Ameripath, Inc.
 10.50%, due 4/1/13                                    50,000         54,437
Centene Corp.
 7.25%, due 4/1/14 (b)                                105,000        106,575
HCA, Inc.
 8.75%, due 9/1/10                                    135,000        142,931
Sun Healthcare Group, Inc.
 9.125%, due 4/15/15 (b)                               70,000         72,800
Triad Hospitals, Inc.
 7.00%, due 5/15/12                                   105,000        109,200
 7.00%, due 11/15/13                                   85,000         88,825
                                                                ------------
                                                                     614,268
                                                                ------------
HOLDING COMPANIES--DIVERSIFIED (0.0%)++
Kansas City Southern Railway
 9.50%, due 10/1/08                                    65,000         68,006
Susser Holdings LLC
 10.625%, due 12/15/13                                 65,000         71,337
                                                                ------------
                                                                     139,343
                                                                ------------
HOUSEHOLD PRODUCTS & WARES (0.0%)++
Jarden Corp.
 7.50%, due 5/1/17                                     75,000         76,781
                                                                ------------

INSURANCE (0.1%)
Crum & Forster Holdings Corp.
 7.75%, due 5/1/17 (b)                                215,000        216,075
 10.375%, due 6/15/13                                  70,000         77,139
Fund American Cos., Inc.
 5.875%, due 5/15/13                                  595,000        596,165
USI Holdings Corp.
 9.23%, due 11/15/14 (a)(b)                            35,000         35,175
 9.75%, due 5/15/15 (b)                                25,000         25,500
                                                                ------------
                                                                     950,054
                                                                ------------
IRON & STEEL (0.0%)++
United States Steel Corp.
 9.75%, due 5/15/10                                   100,000        105,000
                                                                ------------

 14   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------
LODGING (0.1%)
Boyd Gaming Corp.
 7.125%, due 2/1/16                                 $  55,000   $     54,862
 7.75%, due 12/15/12                                  170,000        176,800
MGM Mirage, Inc.
 8.50%, due 9/15/10                                   115,000        123,337
MTR Gaming Group, Inc.
 Series B
 9.00%, due 6/1/12                                     35,000         36,750
 9.75%, due 4/1/10                                    135,000        141,750
Park Place Entertainment Corp.
 7.00%, due 4/15/13                                    80,000         85,100
Seminole Hard Rock Entertainment, Inc./ Seminole
 Hard Rock International LLC
 7.848%, due 3/15/14 (a)(b)                            85,000         87,125
Wynn Las Vegas LLC
 6.625%, due 12/1/14                                   70,000         70,175
                                                                ------------
                                                                     775,899
                                                                ------------
MACHINERY--CONSTRUCTION & MINING (0.2%)
Caterpillar, Inc.
 6.05%, due 8/15/36                                 1,300,000      1,336,092
                                                                ------------

MEDIA (0.4%)
Houghton Mifflin Co.
 7.20%, due 3/15/11                                    75,000         76,125
Idearc, Inc.
 8.00%, due 11/15/16 (b)                              160,000        166,800
Morris Publishing Group LLC
 7.00%, due 8/1/13                                     75,000         71,250
Paxson Communications Corp.
 8.606%, due 1/15/12 (a)(b)                            30,000         30,600
 11.606%, due 1/15/13 (a)(b)                           55,000         57,200
Time Warner Cable, Inc.
 5.85%, due 5/1/17 (b)                                790,000        794,746
Time Warner Entertainment Co., L.P.
 10.15%, due 5/1/12                                   765,000        914,245
Viacom, Inc.
 6.25%, due 4/30/16                                   400,000        405,760
Ziff Davis Media, Inc.
 11.36%, due 5/1/12 (a)                                70,000         70,000
                                                                ------------
                                                                   2,586,726
                                                                ------------
METAL FABRICATE & HARDWARE (0.0%)++
Neenah Foundary Co.
 9.50%, due 1/1/17                                    130,000        131,950
                                                                ------------
MINING (0.2%)
Alcoa, Inc.
 5.90%, due 2/1/27                                    700,000        695,880

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
MINING (CONTINUED)
Freeport-McMoRan Copper & Gold, Inc.
 8.25%, due 4/1/15                                  $  55,000   $     59,469
 8.375%, due 4/1/17                                   110,000        120,312
Southern Copper Corp.
 7.50%, due 7/27/35                                   400,000        443,333
                                                                ------------
                                                                   1,318,994
                                                                ------------
MISCELLANEOUS--MANUFACTURING (0.0%)++
RBS Global, Inc./Rexnord Corp.
 9.50%, due 8/1/14                                    125,000        133,750
                                                                ------------

OFFICE & BUSINESS EQUIPMENT (0.2%)
Xerox Corp.
 7.625%, due 6/15/13                                1,055,000      1,107,750
                                                                ------------

OIL & GAS (0.6%)
Chaparral Energy, Inc.
 8.50%, due 12/1/15                                   130,000        131,950
Chesapeake Energy Corp.
 6.50%, due 8/15/17                                   135,000        134,325
 6.875%, due 11/15/20                                   5,000          5,037
Energy Partners, Ltd.
 10.48%, due 4/15/13 (a)(b)                            90,000         91,462
Enterprise Products Operating, L.P.
 Series B
 6.65%, due 10/15/34                                  520,000        538,057
Gazprom International S.A.
 7.201%, due 2/1/20 (b)                               691,472        731,232
Hilcorp Energy I, L.P./Hilcorp Finance Co.
 9.00%, due 6/1/16 (b)                                 70,000         74,900
Newfield Exploration Co.
 6.625%, due 9/1/14                                    60,000         60,300
 6.625%, due 4/15/16                                   10,000         10,050
Pemex Project Funding Master Trust
 6.625%, due 6/15/35                                  630,000        667,800
Pogo Producing Co.
 6.625%, due 3/15/15                                   65,000         63,537
 6.875%, due 10/1/17                                  190,000        186,200
Pride International, Inc.
 7.375%, due 7/15/14                                   35,000         35,919
Ras Laffan Liquefied Natural Gas Co., Ltd. III
 6.332%, due 9/30/27 (b)                            1,510,000      1,534,160
Whiting Petroleum Corp.
 7.00%, due 2/1/14                                    125,000        121,562
 7.25%, due 5/1/13                                     55,000         53,900
                                                                ------------
                                                                   4,440,391
                                                                ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------
OIL & GAS SERVICES (0.1%)
Allis-Chalmers Energy, Inc.
 8.50%, due 3/1/17                                  $  70,000   $     70,350
 9.00%, due 1/15/14                                    40,000         41,200
Complete Production Services, Inc.
 8.00%, due 12/15/16 (b)                              170,000        175,737
                                                                ------------
                                                                     287,287
                                                                ------------
PACKAGING & CONTAINERS (0.0%)++
Berry Plastics Holding Corp.
 8.875%, due 9/15/14 (b)                               50,000         51,500
Owens-Brockway Glass Container, Inc.
 7.75%, due 5/15/11                                    65,000         67,275
 8.75%, due 11/15/12                                    5,000          5,269
Owens-Illinois, Inc.
 8.10%, due 5/15/07                                    60,000         60,000
                                                                ------------
                                                                     184,044
                                                                ------------
PHARMACEUTICALS (0.3%)
Eli Lilly & Co.
 5.55%, due 3/15/37                                   875,000        851,462
Medco Health Solutions, Inc.
 7.25%, due 8/15/13                                 1,180,000      1,276,955
                                                                ------------
                                                                   2,128,417
                                                                ------------
PIPELINES (0.1%)
ANR Pipeline Co.
 9.625%, due 11/1/21                                   55,000         74,579
Copano Energy LLC
 8.125%, due 3/1/16                                    70,000         72,975
El Paso Natural Gas Co.
 7.50%, due 11/15/26                                   95,000        107,890
MarkWest Energy Partners, L.P./ MarkWest Energy
 Finance Corp.
 Series B
 6.875%, due 11/1/14                                  125,000        122,813
 8.50%, due 7/15/16                                    15,000         15,750
Pacific Energy Partners, L.P./Pacific Energy
 Finance Corp.
 7.125%, due 6/15/14                                   70,000         72,899
                                                                ------------
                                                                     466,906
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (0.3%)
American Real Estate Partners, L.P.
 7.125%, due 2/15/13 (b)                              250,000        246,250
Health Care Property Investors, Inc.
 6.00%, due 1/30/17                                   450,000        451,581
Host Marriott, L.P.
 6.375%, due 3/15/15                                  145,000        145,544
 Series Q
 6.75%, due 6/1/16                                     35,000         35,569

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Omega Healthcare Investors, Inc.
 7.00%, due 4/1/14                                  $  75,000   $     76,031
ProLogis
 5.625%, due 11/15/16                                 940,000        948,789
                                                                ------------
                                                                   1,903,764
                                                                ------------
RETAIL (0.3%)
CVS Caremark Corp.
 5.789%, due 1/10/26 (b)                              316,464        311,347
Home Depot, Inc.
 5.40%, due 3/1/16                                    725,000        710,014
Rite Aid Corp.
 7.50%, due 1/15/15                                   165,000        168,300
 7.50%, due 3/1/17                                    100,000         99,750
 8.625%, due 3/1/15                                   150,000        146,250
Star Gas Partners, L.P./Star Gas Finance Co.
 Series B
 10.25%, due 2/15/13                                   54,000         57,510
Toys "R" Us, Inc.
 7.625%, due 8/1/11                                    40,000         38,800
Wal-Mart Stores, Inc.
 4.50%, due 7/1/15                                     50,000         47,527
 5.25%, due 9/1/35                                    815,000        745,565
                                                                ------------
                                                                   2,325,063
                                                                ------------
SAVINGS & LOANS (0.2%)
Washington Mutual Bank
 5.95%, due 5/20/13                                 1,375,000      1,401,271
                                                                ------------

SOFTWARE (0.1%)
Computer Associates International, Inc.
 4.75%, due 12/1/09 (b)                               530,000        520,806
                                                                ------------

TELECOMMUNICATIONS (0.2%)
Dobson Cellular Systems, Inc.
 8.375%, due 11/1/11                                   35,000         37,319
 Series B
 8.375%, due 11/1/11                                   35,000         37,319
GCI, Inc.
 7.25%, due 2/15/14                                    90,000         90,000
Intelsat Corp.
 9.00%, due 6/15/16                                    90,000         98,663
iPCS, Inc.
 7.48%, due 5/1/13 (a)(b)                              70,000         70,350
Lucent Technologies, Inc.
 6.45%, due 3/15/29                                   530,000        482,300
PanAmSat Corp.
 9.00%, due 8/15/14                                    37,000         39,960
Qwest Communications International, Inc.
 7.25%, due 2/15/11                                    70,000         71,750

 16   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
----------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
Qwest Corp.
 7.125%, due 11/15/43                               $  20,000   $     19,600
 7.25%, due 9/15/25                                    45,000         46,575
 7.50%, due 10/1/14                                   145,000        153,338
 8.875%, due 3/15/12                                   30,000         33,150
Sprint Nextel Corp.
 6.00%, due 12/1/16                                   375,000        368,033
                                                                ------------
                                                                   1,548,357
                                                                ------------
TEXTILES (0.0%)++
INVISTA
 9.25%, due 5/1/12 (b)                                 80,000         85,000
                                                                ------------

TRANSPORTATION (0.2%)
Gulfmark Offshore, Inc.
 7.75%, due 7/15/14                                    15,000         15,338
Union Pacific Corp.
 3.875%, due 2/15/09                                1,000,000        978,111
                                                                ------------
                                                                     993,449
                                                                ------------
TRUCKING & LEASING (0.0%)++
Greenbrier Cos., Inc.
 8.375%, due 5/15/15                                   85,000         84,150
                                                                ------------
Total Corporate Bonds
 (Cost $46,577,044)                                               47,043,544
                                                                ------------
FOREIGN BONDS (2.1%)
----------------------------------------------------------------------------
BANKS (0.0%)++
ATF Capital B.V.
 9.25%, due 2/21/14 (b)                               230,000        227,125
                                                                ------------

BEVERAGES (0.1%)
Coca-Cola HBC Finance B.V.
 5.125%, due 9/17/13                                  430,000        425,280
                                                                ------------

COMMERCIAL SERVICES (0.0%)++
Quebecor World, Inc.
 9.75%, due 1/15/15 (b)                               185,000        195,175
                                                                ------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Cosan Finance, Ltd.
 7.00%, due 2/1/17 (b)                                715,000        709,638
Tengizchevroil Finance Co. S.A.R.L.
 6.124%, due 11/15/14 (b)                             350,000        348,688
TNK-BP Finance S.A.
 7.50%, due 7/18/16 (b)                               920,000        974,050
                                                                ------------
                                                                   2,032,376
                                                                ------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
ELECTRIC (0.1%)
SP PowerAssets, Ltd.
 5.00%, due 10/22/13 (b)                            $ 625,000   $    619,006
                                                                ------------

ELECTRONICS (0.0%)++
NXP B.V./NXP Funding LLC
 7.875%, due 10/15/14 (b)                             205,000        213,200
 9.50%, due 10/15/15 (b)                               75,000         78,750
                                                                ------------
                                                                     291,950
                                                                ------------
FOREIGN SOVEREIGN (0.5%)
Republic of Argentina
 8.28%, due 12/31/33                                  494,364        531,936
Republic of Panama
 6.70%, due 1/26/36                                   405,000        428,288
 7.125%, due 1/29/26                                1,000,000      1,100,000
Republic of Venezuela
 9.125%, due 6/18/07                                  660,000        665,940
United Mexican States
 8.125%, due 12/30/19                                 495,000        612,563
                                                                ------------
                                                                   3,338,727
                                                                ------------
FOREST PRODUCTS & PAPER (0.0%)++
Bowater Canada Finance
 7.95%, due 11/15/11                                   10,000          9,775
                                                                ------------

HOLDING COMPANIES--DIVERSIFIED (0.1%)
Hutchison Whampoa International, Ltd.
 6.50%, due 2/13/13 (b)                               650,000        686,797
                                                                ------------

HOUSEHOLD PRODUCTS & WARES (0.1%)
Controladora Mabe S.A. de C.V.
 6.50%, due 12/15/15 (b)                              505,000        516,363
                                                                ------------

INSURANCE (0.0%)++
Nippon Life Insurance Co.
 4.875%, due 8/9/10 (b)                               340,000        335,031
                                                                ------------

MEDIA (0.1%)
BSKYB Finance UK PLC
 6.50%, due 10/15/35 (b)                              375,000        375,758
CanWest Media, Inc.
 8.00%, due 9/15/12                                    41,000         42,538
Quebecor Media, Inc.
 7.75%, due 3/15/16                                    15,000         15,750
Videotron, Ltee
 6.375%, due 12/15/15                                  75,000         74,063
                                                                ------------
                                                                     508,109
                                                                ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
FOREIGN BONDS (CONTINUED)
----------------------------------------------------------------------------
MINING (0.3%)
Corporacion Nacional del Cobre-Codelco, Inc.
 5.50%, due 10/15/13 (b)                            $1,000,000  $  1,010,992
Vale Overseas, Ltd.
 6.875%, due 11/21/36                                 340,000        360,637
 8.25%, due 1/17/34                                   310,000        380,861
                                                                ------------
                                                                   1,752,490
                                                                ------------
MISCELLANEOUS--MANUFACTURING (0.1%)
Siemens Financieringsmaatschappij N.V.
 6.125%, due 8/17/26 (b)                              700,000        714,352
                                                                ------------

PHARMACEUTICALS (0.0%)++
Angiotech Pharmaceuticals, Inc.
 7.75%, due 4/1/14                                     35,000         32,288
 9.11%, due 12/1/13 (a)(b)                             60,000         61,500
                                                                ------------
                                                                      93,788
                                                                ------------
RETAIL (0.0%)++
Jean Coutu Group PJC, Inc. (The)
 8.50%, due 8/1/14                                     70,000         75,775
                                                                ------------

TELECOMMUNICATIONS (0.4%)
Millicom International Cellular S.A.
 10.00%, due 12/1/13                                   65,000         71,338
Nortel Networks, Ltd.
 10.75%, due 7/15/16 (b)                               70,000         78,750
Rogers Cantel, Inc.
 9.625%, due 5/1/11                                   305,000        349,225
Satelites Mexicanos S.A. de C.V.
 14.099%, due 11/30/11 (a)                             85,000         88,931
Telecom Italia Capital S.A.
 7.20%, due 7/18/36                                 1,000,000      1,069,785
Telefonos de Mexico S.A. de C.V.
 5.50%, due 1/27/15                                 1,480,000      1,471,589
                                                                ------------
                                                                   3,129,618
                                                                ------------
Total Foreign Bonds
 (Cost $14,614,477)                                               14,951,737
                                                                ------------

MORTGAGE-BACKED SECURITIES (2.6%)
----------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.6%)
Banc of America Commercial Mortgage, Inc.
 Series 2005-5, Class A2
 5.001%, due 10/10/45                               1,175,000      1,169,156

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
Bayview Commercial Asset Trust
 Series 2006-4A, Class A1
 5.55%, due 12/25/36 (a)(b)                         $ 498,613   $    497,469
Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A5
 4.733%, due 10/15/41                               1,145,000      1,106,444
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2005-CD1, Class A4
 5.40%, due 7/15/44 (a)                               990,000        989,239
Commercial Mortgage
 Pass-Through Certificates
 Series 2006-C7, Class A4
 5.962%, due 6/10/46 (a)                              700,000        723,001
Credit Suisse Mortgage
 Capital Certificates
 Series 2006-C4, Class AJ
 5.538%, due 9/15/39 (a)                            1,965,000      1,958,311
Four Times Square Trust
 Series 2006-4TS, Class A
 5.401%, due 12/13/28 (b)                             860,000        845,934
Greenwich Capital Commercial Funding Corp.
 Series 2006-GG7, Class A4
 5.945%, due 7/10/38 (a)                              425,000        443,414
LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2
 3.246%, due 3/15/29                                1,555,000      1,503,706
 Series 2004-C7, Class A1
 3.625%, due 10/15/29                                 919,324        899,818
 Series 2005-C7, Class A4
 5.197%, due 11/15/30 (a)                           1,173,000      1,162,393
 Series 2006-C4, Class A4
 6.097%, due 6/15/38 (a)                              645,000        672,005
Merrill Lynch Mortgage Trust
 Series 2004-MKB1, Class A1
 3.563%, due 2/12/42                                  730,345        716,332
 Series 2004-BPC1, Class A5
 4.855%, due 10/12/41 (a)                           2,240,000      2,181,621
Mortgage Equity Conversion Asset Trust
 Series 2007-FF2, Class A
 5.37%, due 2/25/42 (a)(b)(f)                         830,000        830,000
National RMBS Trust
 Series 2006-3, Class A1
 5.428%, due 10/20/37 (a)(b)                        1,528,506      1,528,261
Timberstar Trust
 Series 2006-1, Class A
 5.668%, due 10/15/36 (b)(f)                          280,000        283,828

 18   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
MORTGAGE-BACKED SECURITIES (CONTINUED)
----------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
Wachovia Bank Commercial
 Mortgage Trust
 Series 2004-C14, Class A1
 3.477%, due 8/15/41                                $ 321,715   $    314,752
                                                                ------------
Total Mortgage-Backed Securities
 (Cost $17,983,834)                                               17,825,684
                                                                ------------

MUNICIPAL BOND (0.1%)
----------------------------------------------------------------------------
TEXAS (0.1%)
Harris County Texas Industrial Development Corp.
 Solid Waste Deer Park
 5.683%, due 3/1/23 (a)                               660,000        665,148
                                                                ------------
Total Municipal Bond
 (Cost $660,000)                                                     665,148
                                                                ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (19.1%)
----------------------------------------------------------------------------
FANNIE MAE
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
 Series 2006-B1, Class AB
 6.00%, due 6/25/16                                   898,105        906,694
                                                                ------------

FANNIE MAE GRANTOR TRUST
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
 Series 1998-M6, Class A2
 6.32%, due 8/15/08 (g)                               242,227        243,941
                                                                ------------

FEDERAL HOME LOAN MORTGAGE CORP.
 (MORTGAGE PASS-THROUGH SECURITIES) (3.6%)
 3.00%, due 8/1/10                                    547,171        523,019
 4.312%, due 3/1/35 (a)                             1,614,476      1,600,679
 5.00%, due 8/1/33                                  1,541,821      1,493,978
 5.50%, due 1/1/21                                  7,358,909      7,372,870
V    5.50%, due 7/1/34                              7,654,261      7,589,160
 5.50%, due 1/1/36                                  1,516,715      1,501,765
 5.50%, due 9/1/36                                  2,573,837      2,546,053
 6.00%, due 3/1/36                                  2,409,184      2,430,896
                                                                ------------
                                                                  25,058,420
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.8%)
 4.00%, due 9/2/08                                  5,920,000      5,845,586
 4.625%, due 5/1/13                                 5,715,000      5,613,736
 5.125%, due 1/2/14                                   810,000        812,568
 5.25%, due 8/1/12                                  2,425,000      2,455,271

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
V    6.25%, due 2/1/11                              $7,165,000  $  7,515,555
 6.625%, due 9/15/09                                3,845,000      3,998,996
                                                                ------------
                                                                  26,241,712
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (8.2%)
 4.50%, due 4/1/18                                  1,201,750      1,166,667
 4.50%, due 7/1/18                                  4,289,581      4,164,352
 4.50%, due 11/1/18                                 5,530,917      5,369,448
 5.00%, due 9/1/20                                    404,794        399,283
 5.00%, due 10/1/20                                   401,270        395,807
 5.00%, due 12/1/20                                   792,583        781,793
 5.00%, due 7/1/35                                  6,123,715      5,922,163
 5.00%, due 2/1/36                                  2,312,736      2,236,616
 5.00%, due 5/1/36                                  2,690,130      2,601,589
 5.00%, due 6/1/36                                    125,553        121,339
 5.50%, due 4/1/21                                  4,018,570      4,025,857
 5.50%, due 6/1/21                                  3,301,365      3,306,001
V    5.50%, due 6/1/33                              9,371,473      9,292,126
 5.50%, due 11/1/33                                 1,648,752      1,634,792
 5.50%, due 12/1/33                                 1,414,635      1,402,658
 5.50%, due 6/1/34                                  2,253,597      2,233,069
 6.00%, due 1/1/33                                  1,057,813      1,071,985
 6.00%, due 3/1/33                                  1,256,720      1,271,891
 6.00%, due 9/1/34                                  1,186,197      1,198,439
 6.00%, due 9/1/35                                  4,076,200      4,113,355
 6.00%, due 10/1/35                                 2,839,121      2,863,068
 6.50%, due 6/1/31                                    557,255        574,610
 6.50%, due 8/1/31                                    465,304        479,796
 6.50%, due 10/1/31                                   308,404        318,009
                                                                ------------
                                                                  56,944,713
                                                                ------------
FREDDIE MAC
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
 Series 2632, Class NH
 3.50%, due 6/15/13                                   920,705        882,155
                                                                ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (1.0%)
 5.00%, due 3/15/36                                 2,423,431      2,357,905
 5.00%, due 6/15/36                                 1,560,582      1,518,213
 6.00%, due 4/15/29                                 1,278,962      1,301,384
 6.00%, due 8/15/32                                 1,911,130      1,943,329
                                                                ------------
                                                                   7,120,831
                                                                ------------
UNITED STATES TREASURY BONDS (0.7%)
 6.00%, due 2/15/26                                 1,670,000      1,896,103
 6.25%, due 8/15/23 (d)                             1,815,000      2,092,780
 6.25%, due 5/15/30                                   400,000        476,000
 6.875%, due 8/15/25                                  305,000        377,700
                                                                ------------
                                                                   4,842,583
                                                                ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
----------------------------------------------------------------------------
UNITED STATES TREASURY NOTES (1.5%)
 3.875%, due 9/15/10 (d)                            $ 275,000   $    269,683
 3.875%, due 2/15/13                                  320,000        309,675
 4.625%, due 2/15/17 (d)                            3,170,000      3,168,513
 4.875%, due 7/31/11 (d)                            6,475,000      6,564,031
                                                                ------------
                                                                  10,311,902
                                                                ------------
Total U.S. Government &
 Federal Agencies
 (Cost $132,387,247)                                             132,552,951
                                                                ------------

LOAN ASSIGNMENTS & PARTICIPATIONS (0.2%) (h)
----------------------------------------------------------------------------
CHEMICALS (0.0%)++
Talecris Biotherapeutics, Inc.
 2nd Lien Term Loan
 11.86%, due 12/6/14                                  115,000        118,450
                                                                ------------

HEALTH CARE-SERVICES (0.0%)++
HCA, Inc.
 Term Loan B
 7.60%, due 11/18/13                                  249,375        251,878
                                                                ------------
MEDIA (0.0%)++
Nielsen Finance LLC
 Dollar Term Loan
 7.61%, due 8/9/13                                     99,500        100,298
                                                                ------------
MINING (0.0%)++
BHM Technologies LLC
 1st Lien Term Loan
 8.352%, due 7/21/13                                  176,936        168,532
                                                                ------------

REAL ESTATE (0.1%)
Building Materials Corp. of America
 2nd Lien Term Loan
 11.125%, due 9/15/14                                 100,000         98,833
Green Valley Loan Agreement, Series B
 1st Lien Term Loan B
 7.36%, due 2/16/14                                    96,364         96,811
LNR Property Corp.
 Initial Tranche B Term Loan
 8.11%, due 7/12/11                                   210,000        210,862
Rental Services Corp.
 2nd Lien Term Loan
 8.857%, due 12/2/13                                  100,000        101,400

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
REAL ESTATE (CONTINUED)
Riverdeep Interactive Learning USA, Inc.
 Bridge Loan
 11.55%, due 12/20/13                               $ 100,000   $     99,500
Town Sports International, Inc.
 Term Loan B
 7.125%, due 2/27/14                                  100,000        100,250
                                                                ------------
                                                                     707,656
                                                                ------------
RETAIL (0.1%)
Michaels Stores, Inc.
 Term Loan B
 8.125%, due 10/31/13                                 180,240        181,442
Toys "R" Us (Delaware), Inc.
 Term Loan
 10.345%, due 1/19/13                                 140,000        140,941
                                                                ------------
                                                                     322,383
                                                                ------------
Total Loan Assignments & Participations
 (Cost $1,662,090)                                                 1,669,197
                                                                ------------

YANKEE BONDS (0.2%) (i)
----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.0%)++
Smurfit Capital Funding PLC
 7.50%, due 11/20/25                                  185,000        189,625
                                                                ------------

INSURANCE (0.0%)++
Fairfax Financial Holdings, Ltd.
 7.375%, due 4/15/18 (d)                               35,000         33,731
 8.30%, due 4/15/26 (d)                                20,000         20,250
                                                                ------------
                                                                      53,981
                                                                ------------
OIL & GAS (0.2%)
Burlington Resources Finance Co.
 7.20%, due 8/15/31                                 1,000,000      1,165,087
                                                                ------------
Total Yankee Bonds
 (Cost $1,419,592)                                                 1,408,693
                                                                ------------
Total Long-Term Bonds
 (Cost $236,205,167)                                             237,758,234
                                                                ------------

                                                       SHARES
COMMON STOCKS (63.5%)
----------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.5%)
Northrop Grumman Corp.                                 47,200      3,474,392
                                                                ------------

APPAREL (1.1%)
Coach, Inc. (j)                                        87,900      4,292,157
Polo Ralph Lauren Corp.                                39,900      3,675,189
                                                                ------------
                                                                   7,967,346
                                                                ------------

 20   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                       SHARES          VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------
BANKS (3.1%)
Bank of America Corp.                                 141,404   $  7,197,464
Bank of New York Co., Inc. (The)                      144,300      5,841,264
PNC Financial Services Group, Inc.                     93,400      6,920,940
U.S. Bancorp                                           48,800      1,676,280
                                                                ------------
                                                                  21,635,948
                                                                ------------
BIOTECHNOLOGY (1.6%)
Amgen, Inc. (j)                                        51,500      3,303,210
Celgene Corp. (j)                                      65,300      3,993,748
Genentech, Inc. (j)                                    51,100      4,087,489
                                                                ------------
                                                                  11,384,447
                                                                ------------
BUILDING MATERIALS (0.1%)
American Standard Cos., Inc.                           17,900        985,574
                                                                ------------

CHEMICALS (0.6%)
E.I. du Pont de Nemours & Co.                          87,100      4,282,707
                                                                ------------
COMMERCIAL SERVICES (0.9%)
Manpower, Inc.                                         43,400      3,482,850
Robert Half International, Inc. (d)                    83,700      2,787,210
                                                                ------------
                                                                   6,270,060
                                                                ------------
COMPUTERS (3.0%)
Affiliated Computer Services, Inc. Class A (j)         43,100      2,582,121
Apple, Inc. (j)                                        44,700      4,461,060
Cognizant Technology Solutions Corp. Class A (j)       37,500      3,352,500
Computer Sciences Corp. (j)                            50,000      2,777,000
Hewlett-Packard Co.                                   101,200      4,264,568
Network Appliance, Inc. (j)                            87,600      3,259,596
                                                                ------------
                                                                  20,696,845
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (7.6%)
Capital One Financial Corp. (d)                        32,500      2,413,450
V  Citigroup, Inc.                                    176,600      9,469,292
Fannie Mae                                             86,200      5,078,904
First Marblehead Corp. (The) (d)                       43,800      1,587,750
Freddie Mac                                            47,900      3,102,962
V  Goldman Sachs Group, Inc. (The)                     34,500      7,542,045
IntercontinentalExchange, Inc. (j)                     28,000      3,556,000
JPMorgan Chase & Co.                                   83,544      4,352,642
V  Merrill Lynch & Co., Inc.                           88,600      7,994,378
V  Morgan Stanley                                      91,000      7,644,910
                                                                ------------
                                                                  52,742,333
                                                                ------------
ELECTRIC (1.5%)
CenterPoint Energy, Inc.                              172,100      3,240,643
FirstEnergy Corp.                                      46,600      3,189,304


                                                       SHARES          VALUE
ELECTRIC (CONTINUED)
NRG Energy, Inc. (d)(j)                                52,800   $  4,169,088
                                                                ------------
                                                                  10,599,035
                                                                ------------
ELECTRONICS (1.2%)
Amphenol Corp. Class A                                 96,400      3,384,604
Thermo Fisher Scientific, Inc. (j)                     91,700      4,773,902
                                                                ------------
                                                                   8,158,506
                                                                ------------
FOOD (0.9%)
General Mills, Inc.                                    45,400      2,719,460
Kroger Co. (The)                                      109,200      3,222,492
                                                                ------------
                                                                   5,941,952
                                                                ------------
HEALTH CARE--PRODUCTS (0.6%)
Johnson & Johnson                                      62,700      4,026,594
                                                                ------------

HEALTH CARE--SERVICES (0.9%)
Humana, Inc. (j)                                       55,500      3,509,820
Quest Diagnostics, Inc.                                59,200      2,894,288
                                                                ------------
                                                                   6,404,108
                                                                ------------
INSURANCE (2.9%)
Assurant, Inc.                                         57,600      3,313,728
Genworth Financial, Inc. Class A                      139,600      5,094,004
Hartford Financial Services
 Group, Inc. (The)                                     38,500      3,896,200
PMI Group, Inc. (The) (d)                              57,600      2,791,872
Prudential Financial, Inc.                             53,200      5,054,000
                                                                ------------
                                                                  20,149,804
                                                                ------------
INTERNET (1.1%)
Akamai Technologies, Inc. (d)(j)                       70,000      3,085,600
Google, Inc. Class A (j)                                9,100      4,289,558
                                                                ------------
                                                                   7,375,158
                                                                ------------
IRON & STEEL (0.6%)
Allegheny Technologies, Inc.                           38,600      4,229,788
                                                                ------------

LEISURE TIME (0.5%)
Harley-Davidson, Inc. (d)                              51,600      3,267,312
                                                                ------------

MEDIA (1.5%)
Comcast Corp. Class A (j)                             241,400      6,435,724
DIRECTV Group, Inc. (The) (j)                         158,800      3,785,792
                                                                ------------
                                                                  10,221,516
                                                                ------------
METAL FABRICATE & HARDWARE (0.6%)
Precision Castparts Corp.                              40,500      4,216,455
                                                                ------------

MINING (1.7%)
Alcoa, Inc.                                            85,700      3,041,493
Southern Copper Corp. (d)                              70,000      5,621,000

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21


                                                       SHARES          VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------
MINING (CONTINUED)
Teck Cominco, Ltd. Class B                             44,200   $  3,360,526
                                                                ------------
                                                                  12,023,019
                                                                ------------
MISCELLANEOUS--MANUFACTURING (1.6%)
General Electric Co.                                   49,400      1,820,884
Honeywell International, Inc.                         126,100      6,832,098
Pentair, Inc.                                          83,800      2,693,332
                                                                ------------
                                                                  11,346,314
                                                                ------------
OIL & GAS (6.3%)
Chevron Corp.                                          64,200      4,994,118
ConocoPhillips                                         52,200      3,620,070
Diamond Offshore Drilling, Inc.                        40,900      3,501,040
ENSCO International, Inc.                              81,100      4,572,418
ExxonMobil Corp.                                       29,500      2,341,710
GlobalSantaFe Corp.                                    98,400      6,290,712
Hess Corp.                                             84,400      4,789,700
Rowan Cos., Inc.                                       42,400      1,553,536
Suncor Energy, Inc.                                    41,900      3,372,950
Transocean, Inc. (j)                                   26,500      2,284,300
Valero Energy Corp.                                    31,300      2,198,199
XTO Energy, Inc.                                       74,000      4,015,980
                                                                ------------
                                                                  43,534,733
                                                                ------------
OIL & GAS SERVICES (2.8%)
Baker Hughes, Inc.                                     52,200      4,196,358
Cameron International Corp. (j)                        52,900      3,415,753
Halliburton Co.                                       133,600      4,244,472
National Oilwell Varco, Inc. (j)                       51,000      4,327,350
Smith International, Inc.                              68,800      3,607,872
                                                                ------------
                                                                  19,791,805
                                                                ------------
PHARMACEUTICALS (3.2%)
Barr Pharmaceuticals, Inc. (j)                         78,600      3,801,096
Schering-Plough Corp.                                 161,500      5,124,395
V  Teva Pharmaceutical Industries, Ltd., Sponsored
 ADR (k)                                              238,600      9,140,766
Wyeth                                                  71,200      3,951,600
                                                                ------------
                                                                  22,017,857
                                                                ------------
PIPELINES (0.6%)
Williams Cos., Inc. (The)                             142,200      4,194,900
                                                                ------------

RETAIL (6.7%)
Abercrombie & Fitch Co. Class A                        40,100      3,274,566
American Eagle Outfitters, Inc.                       101,700      2,997,099
AutoZone, Inc. (j)                                     26,700      3,552,168
CarMax, Inc. (j)                                       77,600      1,933,792
CVS Caremark Corp.                                    184,800      6,697,152
Home Depot, Inc. (The)                                150,200      5,688,074
J.C. Penney Co., Inc.                                  49,600      3,922,864


                                                       SHARES          VALUE
RETAIL (CONTINUED)
Kohl's Corp. (j)                                       55,900   $  4,138,836
Limited Brands, Inc.                                  118,800      3,275,316
Lowe's Cos., Inc.                                     111,000      3,392,160
Nordstrom, Inc.                                        69,900      3,838,908
TJX Cos., Inc. (The)                                  126,100      3,516,929
                                                                ------------
                                                                  46,227,864
                                                                ------------
SEMICONDUCTORS (2.7%)
Applied Materials, Inc. (d)                           204,700      3,934,334
Intel Corp.                                           193,600      4,162,400
MEMC Electronic Materials, Inc. (j)                    69,100      3,792,208
NVIDIA Corp. (j)                                      102,000      3,354,780
Texas Instruments, Inc.                               112,000      3,849,440
                                                                ------------
                                                                  19,093,162
                                                                ------------
SOFTWARE (2.2%)
BMC Software, Inc. (j)                                 98,000      3,172,260
V  Microsoft Corp.                                    270,300      8,092,782
Oracle Corp. (j)                                      226,400      4,256,320
                                                                ------------
                                                                  15,521,362
                                                                ------------
TELECOMMUNICATIONS (4.3%)
ALLTEL Corp.                                           57,000      3,573,330
V  AT&T, Inc.                                         259,400     10,043,968
Cisco Systems, Inc. (j)                               182,400      4,877,376
Nokia OYJ, Sponsored ADR (d)(j)(k)                    152,700      3,855,675
Sprint Nextel Corp.                                   147,000      2,944,410
Verizon Communications, Inc.                          113,300      4,325,794
                                                                ------------
                                                                  29,620,553
                                                                ------------
TRANSPORTATION (0.6%)
Norfolk Southern Corp.                                 75,100      3,998,324
                                                                ------------
Total Common Stocks
 (Cost $377,989,049)                                             441,399,773
                                                                ------------

CONVERTIBLE PREFERRED STOCK (0.1%)
----------------------------------------------------------------------------
SOFTWARE (0.1%)
QuadraMed Corp.
 5.50% (b)(j)(l)                                       10,700        304,950
                                                                ------------
Total Convertible Preferred Stock
 (Cost $267,500)                                                     304,950
                                                                ------------

PREFERRED STOCK (0.0%)++
----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.0%)++
Sovereign Real Estate Investment Corp.
 12.00% (b)(l)                                            100        148,750
                                                                ------------
Total Preferred Stock
 (Cost $147,000)                                                     148,750
                                                                ------------

 22   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                    NUMBER OF
                                                    CONTRACTS          VALUE
PURCHASED PUT OPTION (0.0%)++
----------------------------------------------------------------------------
BIOTECHNOLOGY (0.0%)++
Amgen, Inc.
 Strike Price $55.00
 Expire 5/19/07 (j)                                    45,000   $      1,350
                                                                ------------
Total Purchased Put Option
 (Premium $48,600)                                                     1,350
                                                                ------------
                                                    NUMBER OF
                                                       RIGHTS
RIGHTS (0.0%)++
----------------------------------------------------------------------------
AIRLINES (0.0%)++
Northwest Airlines, Inc. (f)(j)                           257              2
                                                                ------------
Total Rights
 (Cost $0)                                                                 2
                                                                ------------
                                                    PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS (8.4%)
----------------------------------------------------------------------------
COMMERCIAL PAPER (4.4%)
Australia & New Zealand Banking Group, Ltd.
 5.25%, due 5/10/07                                 $2,000,000     1,997,375
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (m)                            1,160,144      1,160,144
Compass Securitization
 5.292%, due 5/23/07 (m)                              667,144        667,144
 5.294%, due 5/31/07 (m)                              658,239        658,239
Den Danske Bank
 5.276%, due 5/15/07 (m)                            1,550,292      1,550,292
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                  5,405,000      5,405,000
General Electric Capital Corp.
 5.23%, due 5/7/07                                  3,000,000      2,997,385
 5.24%, due 5/8/07                                  2,240,000      2,237,718
Greyhawk Funding LLC
 5.30%, due 5/8/07 (m)                              1,124,724      1,124,724
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (m)                              443,562        443,562
 5.289%, due 5/4/07 (m)                               196,219        196,219
KfW International Finance, Inc.
 5.22%, due 5/3/07                                  3,000,000      2,999,130
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (m)                              784,875        784,875
Old Line Funding LLC
 5.293%, due 5/16/07 (m)                              784,875        784,875
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (m)                               742,478        742,478

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
COMMERCIAL PAPER (CONTINUED)
Ranger Funding
 5.293%, due 5/22/07 (m)                            $ 588,656   $    588,656
Societe Generale North America, Inc.
 5.25%, due 5/8/07                                  5,200,000      5,194,692
Yorktown Capital LLC
 5.282%, due 5/31/07 (m)                              784,875        784,875
                                                                ------------
Total Commercial Paper
 (Cost $30,317,383)                                               30,317,383
                                                                ------------

                                                       SHARES
INVESTMENT COMPANY (0.5%)
BGI Institutional Money Market Fund (m)             3,609,985      3,609,985
                                                                ------------
Total Investment Company
 (Cost $3,609,985)                                                 3,609,985
                                                                ------------
                                                    PRINCIPAL
                                                       AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $824,243
 (Collateralized by various Corporate Bonds and a
 U.S. Treasury Note, with rates between
 0.00%-8.38% and maturity dates between
 8/1/07-2/15/99, with a Principal Amount of
 $1,306,974 and a Market Value of $861,225) (m)     $ 824,119        824,119
                                                                ------------
Total Repurchase Agreement
 (Cost $824,119)                                                     824,119
                                                                ------------
TIME DEPOSITS (3.4%)
Abbey National PLC
 5.30%, due 5/7/07 (m)                              1,569,750      1,569,750
Bank of America Corp.
 5.27%, due 5/18/07 (a)(m)                          2,158,407      2,158,407
Bank of Nova Scotia
 5.28%, due 5/17/07 (m)                             1,373,531      1,373,531
Calyon
 5.31%, due 5/1/07 (m)                              4,552,276      4,552,276
Deutsche Bank AG
 5.28%, due 5/15/07 (m)                             1,569,750      1,569,750
KBC Bank N.V.
 5.28%, due 6/5/07 (m)                              1,765,969      1,765,969
Rabobank Nederland
 5.265%, due 5/3/07 (m)                             1,373,531      1,373,531
Royal Bank of Scotland
 5.285%, due 5/8/07 (m)                             1,962,188      1,962,188

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    23

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (m)                             $1,569,750  $  1,569,750
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (m)                             1,569,750      1,569,750
Toronto Dominion Bank
 5.28%, due 5/11/07 (m)                             2,550,844      2,550,844
UBS AG
 5.27%, due 5/4/07 (m)                              1,765,969      1,765,969
                                                                ------------
Total Time Deposits
 (Cost $23,781,715)                                               23,781,715
                                                                ------------
U.S. GOVERNMENT (0.0%)
United States Treasury Bill
 4.825%, due 5/24/07                                  250,000        249,229
                                                                ------------
Total U.S. Government
 (Cost $249,229)                                                     249,229
                                                                ------------
Total Short-Term Investments
 (Cost $58,782,431)                                               58,782,431
                                                                ------------
Total Investments
 (Cost $673,439,747) (n)                                106.2%   738,395,490(o)
Liabilities in Excess of
 Cash and Other Assets                                   (6.2)   (43,318,288)
                                                    ---------   ------------
Net Assets                                              100.0%  $695,077,202
                                                    =========   ============
                                                    NUMBER OF
                                                    CONTRACTS
WRITTEN CALL OPTION (0.0%)++
----------------------------------------------------------------------------
BUILDING PRODUCTS (0.0%)++
American Standard Cos., Inc.
 Strick Price $55.00
 Expire 7/21/07                                          (170)  $    (51,000)
                                                                ------------
Total Written Call Option
 (Premium $52,189)                                              $    (51,000)
                                                                ============

++   Less than one-tenth of a percent.
+++  All of the Fund's liquid assets are maintained to cover
     "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
     ensure proper coverage for these transactions.
(a)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(b)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(c)  Issue in default.
(d)  Represents a security, or a portion thereof, which is out on loan.
(e)  PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(f)  Fair valued security. The total market value of these
     securities at April 30, 2007 is $1,814,544, which reflects
     0.3% of the Fund's net assets.
(g)  ACES--Alternative Credit Enhancement Structure.
(h)  Floating Rate Loan--generally pays interest at rates which are periodically re-determined at a margin above the London
     Inter-Bank Offered Rate ("LIBOR") or other short-term rates.
     The rate shown is the rate(s) in effect at April 30, 2007.
     Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to
     receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(i)  Yankee Bond--dollar-denominated bond issued in the United
     States by a foreign bank or corporation.
(j)  Non-income producing security.
(k)  ADR--American Depositary Receipt.
(l)  Illiquid security. The total market value of these
     securities at April 30, 2007 is $453,700, which represents
     0.1% of the Fund's net assets.
(m)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)  The cost for federal income tax purposes is $678,303,832.
(o)  At April 30, 2007, net unrealized appreciation was
     $60,091,658 based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $70,464,590 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $10,372,932.

 24   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $673,439,747) including $36,579,950
  market value of securities loaned             $738,395,490
Cash                                                   4,132
Cash denominated in foreign currencies
  (identified cost $307)                                 315
Receivables:
  Dividends and interest                           2,612,208
  Investment securities sold                       1,927,440
  Fund shares sold                                   169,378
Other assets                                          36,056
                                                -------------
    Total assets                                 743,145,019
                                                -------------
LIABILITIES:
Securities lending collateral                     37,701,902
Written options, at value (premiums $52,189)          51,000
Payables:
  Investment securities purchased                  7,915,975
  Transfer agent (See Note 3)                        854,015
  Fund shares redeemed                               731,917
  Manager (See Note 3)                               327,464
  NYLIFE Distributors (See Note 3)                   263,350
  Shareholder communication                          145,647
  Professional fees                                   48,085
  Custodian                                           11,249
  Trustees                                             6,496
Accrued expenses                                      10,717
                                                -------------
    Total liabilities                             48,067,817
                                                -------------
Net assets                                      $695,077,202
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    265,116
  Class B                                             92,697
  Class C                                              1,724
  Class I                                                  4
Additional paid-in capital                       574,306,007
Accumulated undistributed net investment
  income                                             882,512
Accumulated undistributed net realized gain on
  investments and foreign currency
  transactions                                    54,572,202
Net unrealized appreciation on investments,
  foreign currency transactions and written
  option contracts                                64,956,932
Net unrealized appreciation on translation of
  other assets and liabilities in foreign
  currencies                                               8
                                                -------------
Net assets                                      $695,077,202
                                                =============
CLASS A
Net assets applicable to outstanding shares     $512,246,948
                                                =============
Shares of beneficial interest outstanding         26,511,601
                                                =============
Net asset value per share outstanding           $      19.32
Maximum sales charge (5.50% of offering price)          1.12
                                                -------------
Maximum offering price per share outstanding    $      20.44
                                                =============
CLASS B
Net assets applicable to outstanding shares     $179,487,842
                                                =============
Shares of beneficial interest outstanding          9,269,659
                                                =============
Net asset value and offering price per share
  outstanding                                   $      19.36
                                                =============
CLASS C
Net assets applicable to outstanding shares     $  3,334,601
                                                =============
Shares of beneficial interest outstanding            172,416
                                                =============
Net asset value and offering price per share
  outstanding                                   $      19.34
                                                =============
CLASS I
Net assets applicable to outstanding shares     $      7,811
                                                =============
Shares of beneficial interest outstanding                402
                                                =============
Net asset value and offering price per share
  outstanding                                   $      19.42*
                                                =============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    25

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                      $  7,242,089
  Dividends (a)                                    3,503,854
  Income from securities loaned--net                  81,197
                                                ------------
    Total income                                  10,827,140
                                                ------------
EXPENSES:
  Manager (See Note 3)                             2,181,745
  Transfer agent--Classes A, B and C (See Note
    3)                                             1,195,064
  Transfer agent--Class I (See Note 3)                    10
  Distribution/Service--Class A (See Note 3)         625,039
  Service--Class B (See Note 3)                      238,626
  Service--Class C (See Note 3)                        4,061
  Distribution--Class B (See Note 3)                 715,877
  Distribution--Class C (See Note 3)                  12,185
  Shareholder communication                           78,583
  Professional fees                                   69,657
  Recordkeeping                                       47,933
  Registration                                        31,674
  Custodian                                           24,775
  Trustees                                            17,182
  Miscellaneous                                       16,923
                                                ------------
    Total expenses before waiver                   5,259,334
  Expense waiver from Manager (See Note 3)          (399,907)
                                                ------------
    Net expenses                                   4,859,427
                                                ------------
Net investment income                              5,967,713
                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FOREIGN CURRENCY
AND WRITTEN OPTIONS:
Net realized gain (loss) on:
  Security transactions                         $ 59,441,766
  Foreign currency transactions                          (14)
                                                ------------
Net realized gain on investments and foreign
  currency transactions                           59,441,752
                                                ------------
Net change in unrealized appreciation on:
  Security transactions                          (19,543,685)
  Written option contracts                             1,189
  Translation of other assets and liabilities
    in foreign currencies                                  5
                                                ------------
Net change in unrealized appreciation on
  investments, foreign currency transactions
  and written option contracts                   (19,542,491)
                                                ------------
Net realized and unrealized gain on
  investments, foreign currency transactions
  and written options transactions                39,899,261
                                                ------------
Net increase in net assets resulting from
  operations                                    $ 45,866,974
                                                ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $3,036.

 26   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                        2007            2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income          $  5,967,713   $   7,921,900
 Net realized gain on
  investments, foreign
  currency transactions and
  written option transactions     59,441,752      56,148,233
 Net increase from payments
  from Manager for losses
  attributable to shareholder
  trading arrangements                    --         102,000
 Net change in unrealized
  appreciation on investments,
  foreign currency
  transactions and written
  option contracts               (19,542,491)      8,699,472
                                ----------------------------
 Net increase in net assets
  resulting from operations       45,866,974      72,871,605
                                ----------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                        (4,824,553)     (5,694,551)
   Class B                        (1,143,518)     (2,030,485)
   Class C                           (19,200)        (22,067)
   Class I                               (81)           (197)
 From net realized gain on investments:
   Class A                       (39,886,253)     (3,889,262)
   Class B                       (16,070,543)    (26,533,582)
   Class C                          (254,729)       (146,215)
   Class I                              (531)           (267)
                                ----------------------------
 Total dividends and
  distributions to
  shareholders                   (62,199,408)    (38,316,626)
                                ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                         9,012,189      53,793,461
   Class B                         6,114,391      14,734,797
   Class C                           266,923         319,520
   Class I                             2,096           9,130
 Net asset value of shares issued to
  shareholders
  in reinvestment of dividends and
  distributions:
   Class A                        43,744,543       9,352,154
   Class B                        16,840,658      27,973,873
   Class C                           263,872         160,375
   Class I                               612             464
                                ----------------------------
                                  76,245,284     106,343,774

                                        2007            2006
 Cost of shares redeemed:
   Class A                      $(51,144,572)  $(101,141,539)
   Class B                       (21,056,227)    (98,708,842)
   Class C                          (303,825)     (1,316,300)
   Class I                            (7,448)         (5,001)
                                ----------------------------
                                 (72,512,072)   (201,171,682)
 Net asset value of shares converted (See
  Note 1):
   Class A                        19,296,704     417,375,006
   Class B                       (19,296,704)   (417,375,006)
   Increase (decrease) in net
    assets derived from
    capital share transactions     3,733,212     (94,827,908)
                                ----------------------------
   Net decrease in net assets    (12,599,222)    (60,272,929)

NET ASSETS:
Beginning of period              707,676,424     767,949,353
                                ----------------------------
End of period                   $695,077,202   $ 707,676,424
                                ============================
Accumulated undistributed net
 investment income at end of
 period                         $    882,512   $     902,151
                                ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    27

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                            CLASS A
                                            -----------------------------------------------------------------------
                                                                                                     JANUARY 1,
                                            SIX MONTHS                                                  2003*
                                              ENDED                                                    THROUGH
                                            APRIL 30,             YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                             2007***          2006         2005          2004           2003
Net asset value at beginning of period       $  19.82       $  18.92      $ 17.96      $  17.42       $  15.29
                                            ----------      --------      -------      --------      -----------
Net investment income                            0.18           0.27(a)      0.21(b)       0.17           0.16(a)
Net realized and unrealized gain (loss) on
  investments                                    1.10           1.67(f)      1.29          0.54           2.12
                                            ----------      --------      -------      --------      -----------
Total from investment operations                 1.28           1.94         1.50          0.71           2.28
                                            ----------      --------      -------      --------      -----------
Less dividends and distributions:
  From net investment income                    (0.18)         (0.27)       (0.21)        (0.17)         (0.15)
  From net realized gain on investments         (1.60)         (0.77)       (0.33)           --             --
                                            ----------      --------      -------      --------      -----------
Total dividends and distributions               (1.78)         (1.04)       (0.54)        (0.17)         (0.15)
                                            ----------      --------      -------      --------      -----------
Net asset value at end of period             $  19.32       $  19.82      $ 18.92      $  17.96       $  17.42
                                            ==========      ========      =======      ========      ===========
Total investment return (d)                      6.89%(g)      10.53%(e)(f)    8.43%       4.05%         15.02%(g)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.93%+         1.42%        1.10%(b)      0.94%          1.21%+
  Net expenses                                   1.19%+         1.19%        1.19%         1.30%          1.33%+
  Expenses (before waiver/reimbursement)         1.31%+         1.34%(e)     1.31%         1.30%          1.33%+
Portfolio turnover rate                            51%            70%(h)       77%(h)       103%            67%
Net assets at end of period (in 000's)       $512,247       $502,340      $98,180      $115,877       $138,787

                                                   CLASS A
                                            ----------------------

                                                  YEAR ENDED
                                                 DECEMBER 31,
                                              2002          2001
Net asset value at beginning of period      $  18.92      $  22.14
                                            --------      --------
Net investment income                           0.27          0.34(c)
Net realized and unrealized gain (loss) on
  investments                                  (3.62)        (2.99)(c)
                                            --------      --------
Total from investment operations               (3.35)        (2.65)
                                            --------      --------
Less dividends and distributions:
  From net investment income                   (0.28)        (0.35)
  From net realized gain on investments           --         (0.22)
                                            --------      --------
Total dividends and distributions              (0.28)        (0.57)
                                            --------      --------
Net asset value at end of period            $  15.29      $  18.92
                                            ========      ========
Total investment return (d)                   (17.75%)      (11.92%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.57%         1.74%(c)
  Net expenses                                  1.30%         1.18%
  Expenses (before waiver/reimbursement)        1.31%         1.21%
Portfolio turnover rate                           96%          120%
Net assets at end of period (in 000's)      $140,298      $221,022

                                                                                 CLASS C
                                         ---------------------------------------------------------------------------------------
                                                                                             JANUARY 1,
                                         SIX MONTHS                                             2003*
                                           ENDED                                               THROUGH            YEAR ENDED
                                         APRIL 30,           YEAR ENDED OCTOBER 31,          OCTOBER 31,         DECEMBER 31,
                                          2007***         2006        2005        2004          2003           2002        2001

Net asset value at beginning of period     $19.84        $18.94      $17.98      $17.45        $15.32         $18.95      $22.17
                                           ------        ------      ------      ------        ------         ------      ------

Net investment income                        0.11          0.12(a)     0.07(b)     0.04          0.06(a)        0.14        0.20(c)
Net realized and unrealized gain (loss)
  on investments                             1.10          1.67(f)     1.28        0.53          2.13          (3.61)      (3.00)(c)
                                           ------        ------      ------      ------        ------         ------      ------

Total from investment operations             1.21          1.79        1.35        0.57          2.19          (3.47)      (2.80)
                                           ------        ------      ------      ------        ------         ------      ------

Less dividends and distributions:
  From net investment income                (0.11)        (0.12)      (0.06)      (0.04)        (0.06)         (0.16)      (0.20)
  From net realized gain on investments     (1.60)        (0.77)      (0.33)         --            --             --       (0.22)
                                           ------        ------      ------      ------        ------         ------      ------

Total dividends and distributions           (1.71)        (0.89)      (0.39)      (0.04)        (0.06)         (0.16)      (0.42)
                                           ------        ------      ------      ------        ------         ------      ------

Net asset value at end of period           $19.34        $19.84      $18.94      $17.98        $17.45         $15.32      $18.95
                                           ======        ======      ======      ======        ======         ======      ======

Total investment return (d)                  6.48%(g)      9.69%(e)(f)   7.60%     3.27%        14.33%(g)     (18.37%)    (12.61%)

Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                      1.18%+        0.62%       0.35%(b)    0.19%         0.46%+         0.82%       0.99%(c)
  Net expenses                               1.94%+        1.94%       1.94%       2.05%         2.08%+         2.05%       1.93%
  Expenses (before
    waiver/reimbursement)                    2.06%+        2.09%(e)    2.06%       2.05%         2.08%+         2.06%       1.96%
Portfolio turnover rate                        51%           70%(h)      77%(h)     103%           67%            96%        120%
Net assets at end of period (in 000's)     $3,335        $3,175      $3,854      $4,532        $4,845         $4,501      $7,528

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment income includes $0.01 and there was no effect to the net income ratio, as a result of a special one time dividend from Microsoft Corp.
(c)  As required, effective January 1, 2001 the Fund has adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below.

                                                                CLASS A       CLASS B       CLASS C
Decrease net investment income                                   (0.02)        (0.02)        (0.02)
Increase net realized and unrealized gains and losses             0.02          0.02          0.02
Decrease ratio of net investment income                          (0.10%)       (0.10%)       (0.10%)

(d)  Total return is calculated exclusive of sales charge. Class I is not subject to sales charges.
(e)  Includes nonrecurring reimbursements for Manager for professional fees. The effect on total return was less than one-hundredth of a percent.
(f)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were less than $0.01 per share on net realized gains on investments; and the effect on total return was 0.02%, respectively.
(g)  Total return is not annualized.
(h)  The portfolio turnover rate not including mortgage dollar rolls is 55% and 38% for the years ended October 31, 2006 and 2005, respectively.

 28   MainStay Total Return Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                CLASS B
-------------------------------------------------------------------------------------------------------
                                                              JANUARY 1,
    SIX MONTHS                                                   2003*
      ENDED                                                     THROUGH               YEAR ENDED
    APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,            DECEMBER 31,
     2007***          2006          2005          2004           2003            2002           2001
     $  19.86       $  18.95      $  17.98      $  17.45       $  15.32        $  18.95      $    22.17
    ----------      --------      --------      --------      -----------      --------      ----------
         0.12           0.11(a)       0.07(b)       0.04           0.06(a)         0.14            0.20(c)
         1.09           1.69(f)       1.29          0.53           2.13           (3.61)          (3.00)(c)
    ----------      --------      --------      --------      -----------      --------      ----------
         1.21           1.80          1.36          0.57           2.19           (3.47)          (2.80)
    ----------      --------      --------      --------      -----------      --------      ----------
        (0.11)         (0.12)        (0.06)        (0.04)         (0.06)          (0.16)          (0.20)
        (1.60)         (0.77)        (0.33)           --             --              --           (0.22)
    ----------      --------      --------      --------      -----------      --------      ----------
        (1.71)         (0.89)        (0.39)        (0.04)         (0.06)          (0.16)          (0.42)
    ----------      --------      --------      --------      -----------      --------      ----------
     $  19.36       $  19.86      $  18.95      $  17.98       $  17.45        $  15.32      $    18.95
    ==========      ========      ========      ========      ===========      ========      ==========
         6.47%(g)       9.74%(e)(f)     7.66%       3.27%         14.33%(g)      (18.37%)        (12.61%)
         1.18%+         0.55%         0.35%(b)      0.19%          0.46%+          0.82%           0.99%(c)
         1.94%+         1.94%         1.94%         2.05%          2.08%+          2.05%           1.93%
         2.06%+         2.09%(e)      2.06%         2.05%          2.08%+          2.06%           1.96%
           51%            70%(h)        77%(h)       103%            67%             96%            120%
     $179,488       $202,149      $665,908      $749,689       $829,016        $793,340      $1,143,755

                        CLASS I
-------------------------------------------------------
                                            JANUARY 2,
    SIX MONTHS                                2004**
      ENDED             YEAR ENDED            THROUGH
    APRIL 30,          OCTOBER 31,          OCTOBER 31,
     2007***         2006        2005          2004
      $19.90        $18.98      $17.92        $17.98
    ----------      ------      ------      -----------
        0.25          0.36(a)     0.26(b)       0.15
        1.08          1.69(f)     1.42         (0.03)
    ----------      ------      ------      -----------
        1.33          2.05        1.68          0.12
    ----------      ------      ------      -----------
       (0.21)        (0.36)      (0.29)        (0.18)
       (1.60)        (0.77)      (0.33)           --
    ----------      ------      ------      -----------
       (1.81)        (1.13)      (0.62)        (0.18)
    ----------      ------      ------      -----------
      $19.42        $19.90      $18.98        $17.92
    ==========      ======      ======      ===========
        7.10%(g)     11.11%(e)(f)   9.51%       0.68%(g)
        2.35%+        1.86%       1.43%(b)      1.40%+
        0.83%+        0.74%       0.86%         0.84%+
        0.95%+        0.89%(e)    0.98%         0.84%+
          51%           70%(h)      77%(h)       103%
      $    8        $   13      $    7        $    3

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    29

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Total Return Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on December 29, 1987. Class C shares commenced on September 1, 1998. Class I shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to realize current income consistent with reasonable opportunity for future growth of capital and income.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded.

Loans are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans. As of April 30, 2007, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $1,814,544 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund

 30   MainStay Total Return Fund
principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses with respect of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 34) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) PURCHASED AND WRITTEN OPTIONS. The Fund may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted and unrealized appreciation or depreciation is recorded to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, in exchange for the premium, the Fund foregoes the opportunity for capital appreciation above the exercise

                                                    www.mainstayfunds.com     31
price should the price of the underlying security or foreign currency increase. By writing a covered put option, the Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price. A call option may be covered by the call writer's owning the underlying security throughout the option period. A call option may also be covered by the call writer's maintaining liquid assets valued at greater than the exercise price of the call written. When writing a covered call option, the Fund, in return for the premium on the option, gives up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as the obligation as the writer continues, has retained the risk of loss should the price of the underlying security decline. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

The Fund may purchase call and put options on its portfolio securities. The Fund may purchase call options to protect against an increase in the price of the security it anticipates purchasing. The Fund may purchase put options on its securities to protect against a decline in the value of the security or to close out covered written put positions. The Fund may also purchase options to seek to enhance returns. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. (See Note 5 on page 35.)

(I) LOAN ASSIGNMENTS, PARTICIPATIONS AND COMMITMENTS. The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available (a "commitment") to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower ("intermediate participants"). In the event that the borrower, selling participant or intermediate participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts.

(J) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currencies amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(K) MORTGAGE DOLLAR ROLLS. The Fund enters into mortgage dollar roll ("MDR") transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated

 32   MainStay Total Return Fund
by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Fund maintains liquid assets from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(L) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 35.)

(M) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.64% on assets up to $500 million and 0.60% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.19%; Class B, 1.94%; Class C, 1.94% and Class I, 0.79%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.19% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $2,181,745 and waived its fees in the amount of $399,907.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                      OCTOBER 31,
 2008*       2009         2010            TOTAL
$177,401  $1,037,949    $399,907    $1,615,257
-----------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.32% of the average daily net assets of the Fund on assets up to $500 million and

                                                    www.mainstayfunds.com     33

0.30% on assets in excess of $500 million. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $22,990 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $2,282, $93,861 and $62, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $1,195,074.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $166,444           0.0*%
----------------------------------------------------------------
Class C                                      110           0.0*
----------------------------------------------------------------
Class I                                    1,304          16.7
----------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $15,849.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of

 34   MainStay Total Return Fund

1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $47,933 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                      2006
Distributions paid from:
  Ordinary Income                             $ 9,536,626
  Long-Term Capital Gains                      28,780,000
----------------------------------------------------------
                                              $38,316,626
----------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED, FOREIGN CURRENCY AND WRITTEN OPTIONS:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $36,579,950. The Fund received $37,701,902 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.
Foreign Currency held at April 30, 2007:

CURRENCY                                                 COST         VALUE
Canadian Dollar                            C$350       $307     $       315
---------------------------------------------------------------------------

During the six months ended April 30, 2007, the Fund had the following transactions in written options:

                                                    NUMBER OF
                                                    CONTRACTS    PREMIUM
Options outstanding at October 31, 2006                    --    $    --
------------------------------------------------------------------------
Options--written                                          170     52,189
------------------------------------------------------------------------
Options--expired                                           --         --
------------------------------------------------------------------------
Options--canceled in closing transactions                  --         --
------------------------------------------------------------------------
Options outstanding at April 30, 2007                     170    $52,189
------------------------------------------------------------------------

NOTE 6--CUSTODIAN:
IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of U.S. Government securities were $28,474 and $59,436, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $313,536 and $332,846, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C   CLASS I
Shares sold                                  475       320       14        --(a)
-------------------------------------------------------------------------------
Shares issued in reinvestment of
 dividends and distributions               2,347       903       14        --(a)
-------------------------------------------------------------------------------
                                           2,822     1,223       28        --(a)
Shares redeemed                           (2,685)   (1,298)     (16)       (1)
-------------------------------------------------------------------------------
Shares converted
 (See Note 1)                              1,031      (834)      --        --
-------------------------------------------------------------------------------
Net increase (decrease)                    1,168      (909)      12        (1)
-------------------------------------------------------------------------------

                                                       YEAR ENDED
                                                    OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C   CLASS I
Shares sold                                2,815       765       17        --(a)
-------------------------------------------------------------------------------
Shares issued in reinvestment of
 dividends and distributions                 490     1,471        8        --(a)
-------------------------------------------------------------------------------
                                           3,305     2,236       25        --(a)
Shares redeemed                           (5,256)   (5,139)     (69)       --(a)
-------------------------------------------------------------------------------
Shares converted
 (See Note 1)                             22,107    (22,060)     --        --
-------------------------------------------------------------------------------
Net increase (decrease)                   20,156    (24,963)    (44)       --(a)
-------------------------------------------------------------------------------

*  Unaudited.
(a) Less than one thousand shares.

                                                    www.mainstayfunds.com     35

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay Total Return Fund was $102,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 36   MainStay Total Return Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).
SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

     TOTAL
     RETURN            VOTES          VOTES
      FUND              FOR         WITHHELD    ABSTENTIONS       TOTAL
Susan B. Kerley    10,742,625.938  152,331.824  23,004.000    10,917,961.762
----------------------------------------------------------------------------
Alan R. Latshaw    10,748,526.330  146,431.432  23,004.000    10,917,961.762
----------------------------------------------------------------------------
Peter Meenan       10,750,441.076  144,234.882  23,004.000    10,917,961.762
----------------------------------------------------------------------------
Richard H.
 Nolan, Jr.        10,751,441.076  143,516.686  23,004.000    10,917,961.762
----------------------------------------------------------------------------
Richard S.
 Trutanic          10,751,809.995  143,147.767  23,004.000    10,917,961.762
----------------------------------------------------------------------------
Roman L. Weil      10,747,916.646  147,041.116  23,004.000    10,917,961.762
----------------------------------------------------------------------------
John A. Weisser    10,743,713.992  151,243.770  23,004.000    10,917,961.762
----------------------------------------------------------------------------
Brian A. Murdock   10,743,977.909  150,979.853  23,004.000    10,917,961.762
----------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     37

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 38   MainStay Total Return Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     39

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 40   MainStay Total Return Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     41

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
 Not FDIC insured.   No bank guarantee.   May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010821         (RECYCLE SYMBOL)       MS155-07               MSTR10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    VALUE FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher

President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    VALUE FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          14
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  28
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        28
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               28
--------------------------------------------------------------------------------

Trustees and Officers                                                         29

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        2.94%    7.54%    6.51%      6.01%
Excluding sales charges   8.93    13.79     7.72       6.61

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY VALUE FUND CLASS A          RUSSELL 1000 VALUE INDEX
                                                                ---------------------------          ------------------------
4/30/97                                                                     9450                              10000
                                                                           12373                              14218
                                                                           11808                              16221
                                                                           11096                              15592
                                                                           12833                              16594
                                                                           12353                              15946
                                                                            9846                              13871
                                                                           12408                              17514
                                                                           13409                              19953
                                                                           15747                              23605
4/30/97                                                                    17919                              27888

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        3.71%    7.95%    6.61%      5.82%
Excluding sales charges   8.55    12.95     6.92       5.82

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY VALUE FUND CLASS B          RUSSELL 1000 VALUE INDEX
                                                                ---------------------------          ------------------------
4/30/97                                                                    10000                              10000
                                                                           13011                              14218
                                                                           12321                              16221
                                                                           11491                              15592
                                                                           13186                              16594
                                                                           12600                              15946
                                                                            9966                              13871
                                                                           12470                              17514
                                                                           13369                              19953
                                                                           15588                              23605
4/30/97                                                                    17606                              27888

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
With sales charges        7.58%   11.95%    6.92%      5.82%
Excluding sales charges   8.55    12.95     6.92       5.82

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY VALUE FUND CLASS C          RUSSELL 1000 VALUE INDEX
                                                                ---------------------------          ------------------------
4/30/97                                                                    10000                              10000
                                                                           13011                              14218
                                                                           12321                              16221
                                                                           11491                              15592
                                                                           13186                              16594
                                                                           12600                              15946
                                                                            9966                              13871
                                                                           12470                              17514
                                                                           13369                              19953
                                                                           15588                              23605
4/30/97                                                                    17606                              27888

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of .25%. Class R1 and Class R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
                          9.21%   14.36%    8.06%      6.90%

(PERFORMANCE GRAPH)

                                                                MAINSTAY VALUE FUND CLASS I          RUSSELL 1000 VALUE INDEX
                                                                ---------------------------          ------------------------
4/30/97                                                                    10000                              10000
                                                                           13134                              14218
                                                                           12558                              16221
                                                                           11830                              15592
                                                                           13699                              16594
                                                                           13224                              15946
                                                                           10564                              13871
                                                                           13366                              17514
                                                                           14461                              19953
                                                                           17034                              23605
4/30/97                                                                    19480                              27888

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
                          9.15%   14.19%    7.97%      6.80%

(PERFORMANCE GRAPH)

                                                                MAINSTAY VALUE FUND CLASS R1         RUSSELL 1000 VALUE INDEX
                                                                ----------------------------         ------------------------
4/30/97                                                                    10000                              10000
                                                                           13128                              14218
                                                                           12538                              16221
                                                                           11798                              15592
                                                                           13649                              16594
                                                                           13162                              15946
                                                                           10501                              13871
                                                                           13268                              17514
                                                                           14368                              19953
                                                                           16912                              23605
4/30/97                                                                    19312                              27888

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE      FIVE       TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS(1)   YEARS(1)
-------------------------------------------------------------
                          8.98%   13.87%    7.70%      6.54%

(PERFORMANCE GRAPH)

                                                                MAINSTAY VALUE FUND CLASS R2         RUSSELL 1000 VALUE INDEX
                                                                ----------------------------         ------------------------
4/30/97                                                                    10000                              10000
                                                                           13094                              14218
                                                                           12481                              16221
                                                                           11712                              15592
                                                                           13521                              16594
                                                                           13005                              15946
                                                                           10357                              13871
                                                                           13048                              17514
                                                                           14098                              19953
                                                                           16550                              23605
4/30/97                                                                    18846                              27888

                                                          SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    YEARS
----------------------------------------------------------------------------------------

Russell 1000(R) Value Index(2)                            9.79%   18.15%  11.83%   10.80%
Average Lipper large-cap value fund(3)                    9.17    15.67    9.34     8.54

and the recoupment is made within three years after the year in which the Manager incurred the expense. Prior to 9/1/98 (for Class C shares) and 12/31/03 (for Class I, R1 and R2 shares), performance for Class C, I, R1 and R2 shares includes the historical performance of Class B shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C, I, R1 and R2 shares. Unadjusted, the performance shown for the new classes of shares might have been lower.
1. Performance figures shown reflect nonrecurring reimbursements from affiliates for professional fees and losses attributable to shareholder trading arrangements. If these nonrecurring reimbursements had not been made the total return (excluding sales charges) would have been 7.72% for Class A, 6.89% for Class B, 6.91% for Class C, 8.06% for Class I, 7.96% for Class R1 and 7.69% for Class R2 for the five-year period ended April 30, 2007, and 6.61% for Class A, 5.80% for Class B, 5.82% for Class C, 6.90% for Class I, 6.80% for Class R1 and 6.54% for Class R2 for the ten-year period then ended.
2. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell 1000(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Value Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VALUE FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,089.75            $6.06            $1,019.15             $5.86
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,086.30            $9.93            $1,015.40             $9.59
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,086.20            $9.93            $1,015.40             $9.59
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,092.35            $3.68            $1,021.45             $3.56
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,091.75            $4.20            $1,020.95             $4.06
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,090.20            $5.49            $1,019.70             $5.31
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.17% for Class A, 1.92% for Class B and Class C, 0.71% for Class I, 0.81% for Class R1 and 1.06% for Class R2) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(COMPOSITION PIE CHART)

                                           SHORT-TERM
                                           INVESTMENTS
                                        (COLLATERAL FROM                                                    LIABILITIES IN EXCESS
                                      SECURITIES LENDING IS        INVESTMENT           PURCHASED PUT         OF CASH AND OTHER
COMMON STOCKS                                 3.4%)                 COMPANY                 OPTION                 ASSETS
-------------                         ---------------------        ----------           -------------       ---------------------
94.6                                          8.30                    1.60                   0.00                   (4.50)

* Includes 0.3% of Short-Term Investment Company Securities.

** Less than one-tenth of a percent.

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Citigroup, Inc.
 2.  Bank of America Corp.
 3.  CVS Caremark Corp.
 4.  Honeywell International, Inc.
 5.  ExxonMobil Corp.
 6.  Teva Pharmaceutical Industries, Ltd., Sponsored
     ADR
 7.  PNC Financial Services Group, Inc.
 8.  Bank of New York Co., Inc. (The)
 9.  JPMorgan Chase & Co.
10.  AT&T, Inc.

 8   MainStay Value Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Richard A. Rosen, CFA, of MacKay Shields LLC

HOW DID MAINSTAY VALUE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Value Fund returned 8.93% for Class A shares, 8.55% for Class B shares and 8.55% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 9.21%, Class R1 shares returned 9.15% and Class R2 shares returned 8.98%. All share classes underperformed the 9.79% return of the Russell 1000(R) Value Index,(1) the Fund's broad-based securities-market index, for the six-month period. Class I shares outperformed--and all other share classes underperformed--the 9.17% return of the average Lipper(2) large-cap value fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHICH FUND HOLDINGS WERE PARTICULARLY STRONG DURING THE REPORTING PERIOD?

KOS Pharmaceuticals, a producer of cholesterol-lowering and other drugs, contributed positively to the Fund's performance when its shares were acquired at a substantial premium by Abbott Laboratories in early November 2006. We eliminated the Fund's entire position in KOS Pharmaceuticals by sale or tender in mid-December. Abbott Laboratories benefited from positive trends in earnings and drug development, and its shares rose from the beginning of the reporting period through the time when we eliminated the Fund's position at our price target.

Shares of Honeywell International advanced during the reporting period, aided by a strong first-quarter 2007 earnings report and a solid operational outlook. We added to the Fund's Honeywell International position as it gained strength. Nokia also showed strong performance during the reporting period because of market-share gains and success in emerging markets. We trimmed the Fund's position as it neared our price target.

Also helping the Fund was supermarket chain Kroger, whose shares rose substantially during the reporting period. Kroger, which posted better-than-expected sales and earnings for several quarters in a row, was rewarded with higher valuations. Its restructuring efforts began to pay off, and the company's ability to compete with heavyweights like Wal-Mart and Target was confirmed. We trimmed the Fund's position as the shares approached our price target.

WHICH POSITIONS DETRACTED FROM THE FUND'S PERFORMANCE DURING THE REPORTING
PERIOD?

Shares of semiconductor company Advanced Micro Devices suffered from a price war with Intel that depressed sales and earnings. By the end of March, we concluded that the company's shares no longer fit our investment process and we sold the Fund's position at a loss for the portion of the reporting period during which the shares were held in the Fund.

Motorola shares also declined from the beginning of the reporting period through the time when we sold the Fund's entire position. The mobile handset manufacturer experienced a sudden loss of market share, and we deemed the situation unlikely to improve in the near term.

Shares of The Gap also detracted from the Fund's results, as the specialty retailer continued to struggle with its flagship brands and posted disappointing sales figures for several consecutive months. We eliminated the Fund's position in The Gap during the reporting period.

The Fund's underweight position in the strong-performing utilities sector also detracted from the Fund's relative performance.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund initiated a new position in Sallie Mae, the nation's leading provider of student loans. When we purchased the shares in early February 2007, Congress, the Bush administration and the press were questioning the company's profit potential and business practices. Sallie Mae's share price subsequently rose when an investor group offered to buy the company.

In January 2007, the Fund established a new position in Affiliated Computer Services. After the purchase, the share price rose significantly when a group led by the company's chairman made a leveraged buyout offer.

Other new positions included zinc and copper miner Teck Cominco, which advanced from initial purchase


The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term gains.
1. See footnote on page 6 for more information on the Russell 1000(R) Value
   Index.
2. See footnote on page 6 for more information on Lipper Inc.

                                                     www.mainstayfunds.com     9
through the end of the reporting period, and biotechnology company Amgen, which was essentially unchanged.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund was overweight in the health care, information technology, materials, consumer discretionary and telecommunications services sectors. On the same date, the Fund was underweight in utilities, industrials, consumer staples, energy and financials.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Value Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                       SHARES          VALUE
COMMON STOCKS (94.6%)+
----------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.9%)
V  Honeywell International, Inc.                      372,000   $ 20,154,960
Northrop Grumman Corp.                                139,200     10,246,512
                                                                ------------
                                                                  30,401,472
                                                                ------------
BIOTECHNOLOGY (1.4%)
Amgen, Inc. (a)                                       173,900     11,153,946
                                                                ------------
CAPITAL MARKETS (6.0%)
V  Bank of New York Co., Inc. (The)                   424,200     17,171,616
Goldman Sachs Group, Inc. (The)                        45,400      9,924,894
Merrill Lynch & Co., Inc. (b)                         100,900      9,104,207
Morgan Stanley                                        120,600     10,131,606
                                                                ------------
                                                                  46,332,323
                                                                ------------
CHEMICALS (1.6%)
E.I. du Pont de Nemours & Co.                         258,900     12,730,113
                                                                ------------
COMMERCIAL BANKS (4.7%)
V  PNC Financial Services Group, Inc.                 234,500     17,376,450
U.S. Bancorp                                          176,700      6,069,645
Wells Fargo & Co.                                     351,900     12,629,691
                                                                ------------
                                                                  36,075,786
                                                                ------------
COMMUNICATIONS EQUIPMENT (1.7%)
Nokia OYJ, Sponsored ADR (b)(c)                       516,100     13,031,525
                                                                ------------
COMPUTERS & PERIPHERALS (1.2%)
International Business Machines Corp.                  90,300      9,229,563
                                                                ------------

CONSUMER FINANCE (1.1%)
Capital One Financial Corp. (b)                       109,900      8,161,174
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (9.1%)
V  Bank of America Corp.                              510,026     25,960,324
V  Citigroup, Inc.                                    519,466     27,853,767
V  JPMorgan Chase & Co.                               325,792     16,973,763
                                                                ------------
                                                                  70,787,854
                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
V  AT&T, Inc.                                         417,100     16,150,112
Verizon Communications, Inc.                          332,600     12,698,668
                                                                ------------
                                                                  28,848,780
                                                                ------------
ELECTRIC UTILITIES (1.4%)
Duke Energy Corp.                                     154,500      3,170,340
FirstEnergy Corp.                                     113,100      7,740,564
                                                                ------------
                                                                  10,910,904
                                                                ------------
ENERGY EQUIPMENT & SERVICES (5.1%)
Diamond Offshore Drilling, Inc.                       118,100     10,109,360
ENSCO International, Inc.                              75,000      4,228,500


                                                       SHARES          VALUE
ENERGY EQUIPMENT & SERVICES (CONTINUED)
GlobalSantaFe Corp.                                   216,400   $ 13,834,452
Rowan Cos., Inc. (b)                                  125,500      4,598,320
Transocean, Inc. (a)                                   76,100      6,559,820
                                                                ------------
                                                                  39,330,452
                                                                ------------
FOOD & STAPLES RETAILING (4.1%)
V  CVS Caremark Corp.                                 607,300     22,008,552
Kroger Co. (The)                                      320,300      9,452,053
                                                                ------------
                                                                  31,460,605
                                                                ------------
FOOD PRODUCTS (1.3%)
General Mills, Inc.                                   168,300     10,081,170
                                                                ------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Quest Diagnostics, Inc.                               174,900      8,550,861
                                                                ------------

HOUSEHOLD PRODUCTS (1.0%)
Kimberly-Clark Corp.                                  112,100      7,978,157
                                                                ------------

INDUSTRIAL CONGLOMERATES (0.8%)
General Electric Co.                                  167,000      6,155,620
                                                                ------------

INSURANCE (5.0%)
Genworth Financial, Inc. Class A                      405,900     14,811,291
Hartford Financial Services
 Group, Inc. (The)                                    112,600     11,395,120
Prudential Financial, Inc.                            133,000     12,635,000
                                                                ------------
                                                                  38,841,411
                                                                ------------
IT SERVICES (1.9%)
Affiliated Computer Services, Inc. Class A (a)        128,200      7,680,462
Computer Sciences Corp. (a)                           132,400      7,353,496
                                                                ------------
                                                                  15,033,958
                                                                ------------
MACHINERY (1.0%)
Pentair, Inc.                                         247,400      7,951,436
                                                                ------------

MEDIA (2.8%)
Comcast Corp. Class A (a)                             261,450      6,970,257
Time Warner, Inc.                                     470,400      9,704,352
Tribune Co.                                           152,200      4,992,160
                                                                ------------
                                                                  21,666,769
                                                                ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11


                                                       SHARES          VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------
METALS & MINING (2.2%)
Alcoa, Inc.                                           190,700   $  6,767,943
Teck Cominco, Ltd. Class B                            131,600     10,005,548
                                                                ------------
                                                                  16,773,491
                                                                ------------
MULTI-UTILITIES (0.5%)
Energy East Corp.                                     146,800      3,555,496
                                                                ------------
OIL, GAS & CONSUMABLE FUELS (9.5%)
Chevron Corp.                                         190,504     14,819,306
ConocoPhillips                                        155,100     10,756,185
V  ExxonMobil Corp.                                   228,900     18,170,082
Hess Corp.                                            213,900     12,138,825
Suncor Energy, Inc.                                   141,400     11,382,700
Valero Energy Corp.                                    93,100      6,538,413
                                                                ------------
                                                                  73,805,511
                                                                ------------
PHARMACEUTICALS (7.9%)
Barr Pharmaceuticals, Inc. (a)                        157,000      7,592,520
Johnson & Johnson                                     184,000     11,816,480
Pfizer, Inc.                                          573,000     15,161,580
V  Teva Pharmaceutical Industries, Ltd., Sponsored
 ADR (c)                                              470,300     18,017,193
Wyeth                                                 149,000      8,269,500
                                                                ------------
                                                                  60,857,273
                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Intel Corp.                                           654,200     14,065,300
Texas Instruments, Inc.                               328,400     11,287,108
                                                                ------------
                                                                  25,352,408
                                                                ------------
SPECIALTY RETAIL (4.2%)
Home Depot, Inc. (The)                                402,000     15,223,740
Lowe's Cos., Inc. (b)                                 329,200     10,060,352
TJX Cos., Inc. (The)                                  273,400      7,625,126
                                                                ------------
                                                                  32,909,218
                                                                ------------
THRIFTS & MORTGAGE FINANCE (4.4%)
Fannie Mae                                            256,400     15,107,088
Freddie Mac                                           161,800     10,481,404
PMI Group, Inc. (The)                                 171,000      8,288,370
                                                                ------------
                                                                  33,876,862
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (2.7%)
ALLTEL Corp.                                          169,900     10,651,031
Sprint Nextel Corp.                                   496,700      9,948,901
                                                                ------------
                                                                  20,599,932
                                                                ------------
Total Common Stocks
 (Cost $591,781,751)                                             732,444,070
                                                                ------------


                                                       SHARES          VALUE
INVESTMENT COMPANY (1.6%)
----------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund (d)             140,000   $ 12,065,200
                                                                ------------
Total Investment Company
 (Cost $11,400,485)                                               12,065,200
                                                                ------------
                                                    NUMBER OF
                                                    CONTRACTS
PURCHASED PUT OPTION (0.0%)++
----------------------------------------------------------------------------
BIOTECHNOLOGY (0.0%)++
Amgen, Inc.
 Strike Price $55.00
 Expire 5/19/07 (a)                                   158,600          4,758
                                                                ------------
Total Purchased Put Option
 (Premium $285,035)                                                    4,758
                                                                ------------
                                                    PRINCIPAL
                                                       AMOUNT

SHORT-TERM INVESTMENTS (8.3%)
----------------------------------------------------------------------------
COMMERCIAL PAPER (5.8%)
AIG Funding, Inc.
 5.24%, due 5/2/07                                  $7,000,000     6,998,980
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (e)                              802,847        802,847
Compass Securitization
 5.292%, due 5/23/07 (e)                              461,679        461,679
 5.294%, due 5/31/07 (e)                              455,518        455,518
Den Danske Bank
 5.276%, due 5/15/07 (e)                            1,072,838      1,072,838
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                  6,060,000      6,060,000
Greyhawk Funding LLC
 5.30%, due 5/8/07 (e)                                778,335        778,335
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (e)                              306,956        306,956
 5.289%, due 5/4/07 (e)                               135,788        135,788
KfW International Finance, Inc.
 5.22%, due 5/3/07                                  8,000,000      7,997,681
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (e)                              543,152        543,152
Old Line Funding LLC
 5.293%, due 5/16/07 (e)                              543,152        543,152
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (e)                               513,812        513,812
Ranger Funding
 5.293%, due 5/22/07 (e)                              407,364        407,364
Societe Generale North America, Inc.
 5.25%, due 5/8/07                                  7,000,000      6,992,854

 12   MainStay Value Fund           The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Toyota Motor Credit Corp.
 5.235%, due 5/11/07                                $10,000,000 $  9,985,458
Yorktown Capital LLC
 5.282%, due 5/31/07 (e)                              543,152        543,152
                                                                ------------
Total Commercial Paper
 (Cost $44,599,566)                                               44,599,566
                                                                ------------

                                                       SHARES
INVESTMENT COMPANY (0.3%)
BGI Institutional Money Market Fund (e)             2,498,194      2,498,194
                                                                ------------
Total Investment Company
 (Cost $2,498,194)                                                 2,498,194
                                                                ------------
                                                    PRINCIPAL
                                                       AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $570,395 (Collateralized by
 various Corporate Bonds and a U.S. Treasury Note,
 with rates between 0.00%-8.38% and maturity dates
 between 8/1/07-2/15/99, with a Principal Amount
 of $904,457 and a Market Value
 of $595,988) (e)                                   $ 570,310        570,310
                                                                ------------
Total Repurchase Agreement
 (Cost $570,310)                                                     570,310
                                                                ------------
TIME DEPOSITS (2.1%)
Abbey National PLC
 5.30%, due 5/7/07 (e)                              1,086,304      1,086,304
Bank of America Corp.
 5.27%, due 5/18/07 (e)(f)                          1,493,668      1,493,668
Bank of Nova Scotia
 5.28%, due 5/17/07 (e)                               950,516        950,516
Calyon
 5.31%, due 5/1/07 (e)                              3,150,282      3,150,282
Deutsche Bank AG
 5.28%, due 5/15/07 (e)                             1,086,304      1,086,304

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
KBC Bank N.V.
 5.28%, due 6/5/07 (e)                              $1,222,092  $  1,222,092
Rabobank Nederland
 5.265%, due 5/3/07 (e)                               950,516        950,516
Royal Bank of Scotland
 5.285%, due 5/8/07 (e)                             1,357,880      1,357,880
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (e)                             1,086,304      1,086,304
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (e)                             1,086,304      1,086,304
Toronto Dominion Bank
 5.28%, due 5/11/07 (e)                             1,765,244      1,765,244
UBS AG
 5.27%, due 5/4/07 (e)                              1,222,092      1,222,092
                                                                ------------
Total Time Deposits
 (Cost $16,457,506)                                               16,457,506
                                                                ------------
Total Short-Term Investments
 (Cost $64,125,576)                                               64,125,576
                                                                ------------
Total Investments
 (Cost $667,592,847) (g)                                104.5%   808,639,604(h)
Liabilities in Excess of
 Cash and Other Assets                                   (4.5)   (34,590,998)
                                                    ---------   ------------
Net Assets                                              100.0%  $774,048,606
                                                    =========   ============

++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  ADR--American Depositary Receipt.
(d)  Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(e)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(g)  The cost for federal income tax purposes is $669,774,849.
(h)  At April 30, 2007 net unrealized appreciation was
     $138,864,755, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $143,588,917 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $4,724,162.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $667,592,847) including $25,163,831
  market value of securities loaned             $808,639,604
Cash                                                   4,435
Receivables:
  Dividends and interest                             731,397
  Fund shares sold                                   178,615
Other assets                                          54,362
                                                -------------
    Total assets                                 809,608,413
                                                -------------
LIABILITIES:
Securities lending collateral                     26,090,603
Payables:
  Investment securities purchased                  6,814,925
  Fund shares redeemed                             1,020,739
  Transfer agent (See Note 3)                        772,112
  Manager (See Note 3)                               380,979
  NYLIFE Distributors (See Note 3)                   277,536
  Shareholder communication                          139,246
  Professional fees                                   46,124
  Trustees                                             7,656
  Custodian                                            5,587
Accrued expenses                                       4,300
                                                -------------
    Total liabilities                             35,559,807
                                                -------------
Net assets                                      $774,048,606
                                                =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    238,989
  Class B                                             80,109
  Class C                                              5,933
  Class I                                             13,327
  Class R1                                                 1
  Class R2                                             6,120
Additional paid-in capital                       589,190,792
Accumulated undistributed net investment
  income                                              93,086
Accumulated undistributed net realized gain on
  investments                                     43,373,492
Net unrealized appreciation on investments       141,046,757
                                                -------------
Net assets                                      $774,048,606
                                                =============
CLASS A
Net assets applicable to outstanding shares     $537,968,386
                                                =============
Shares of beneficial interest outstanding         23,898,886
                                                =============
Net asset value per share outstanding           $      22.51
Maximum sales charge (5.50% of offering price)          1.31
                                                -------------
Maximum offering price per share outstanding    $      23.82
                                                =============
CLASS B
Net assets applicable to outstanding shares     $179,129,293
                                                =============
Shares of beneficial interest outstanding          8,010,884
                                                =============
Net asset value and offering price per share
  outstanding                                   $      22.36
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 13,266,055
                                                =============
Shares of beneficial interest outstanding            593,286
                                                =============
Net asset value and offering price per share
  outstanding                                   $      22.36
                                                =============
CLASS I
Net assets applicable to outstanding shares     $ 29,954,118
                                                =============
Shares of beneficial interest outstanding          1,332,738
                                                =============
Net asset value and offering price per share
  outstanding                                   $      22.48
                                                =============
CLASS R1
Net assets applicable to outstanding shares     $      1,461
                                                =============
Shares of beneficial interest outstanding                 65
                                                =============
Net asset value and offering price per share
  outstanding                                   $      22.47*
                                                =============
CLASS R2
Net assets applicable to outstanding shares     $ 13,729,293
                                                =============
Shares of beneficial interest outstanding            611,962
                                                =============
Net asset value and offering price per share
  outstanding                                   $      22.43
                                                =============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

 14   MainStay Value Fund           The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $ 8,171,344
  Interest                                           835,499
  Income from securities loaned--net                  38,438
                                                 ------------
    Total income                                   9,045,281
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             2,327,801
  Transfer agent--Classes A, B and C (See Note
    3)                                             1,068,641
  Transfer agent--Classes I, R1 and R2 (See
    Note 3)                                           16,745
  Distribution/Service--Class A (See Note 3)         649,267
  Service--Class B (See Note 3)                      231,068
  Service--Class C (See Note 3)                       16,440
  Distribution/Service--Class R2 (See Note 3)         16,493
  Distribution--Class B (See Note 3)                 693,204
  Distribution--Class C (See Note 3)                  49,321
  Shareholder communication                           73,391
  Professional fees                                   69,096
  Recordkeeping                                       50,953
  Registration                                        49,175
  Trustees                                            17,997
  Custodian                                           12,102
  Shareholder service--Class R1 (See Note 3)               1
  Shareholder service--Class R2 (See Note 3)           6,597
  Miscellaneous                                       16,065
                                                 ------------
    Total expenses before waiver                   5,364,357
  Expense waiver from Manager (See Note 3)          (270,480)
                                                 ------------
    Net expenses                                   5,093,877
                                                 ------------
Net investment income                              3,951,404
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                  45,649,831
Net change in unrealized appreciation on
  investments                                     15,090,800
                                                 ------------
Net realized and unrealized gain on investments   60,740,631
                                                 ------------
Net increase in net assets resulting from
  operations                                     $64,692,035
                                                 ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $8,951.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $  3,951,404   $   5,880,874
 Net realized gain on investments
  and written option transactions      45,649,831      81,695,197
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                 --         374,000
 Net change in unrealized
  appreciation on investments          15,090,800      27,366,967
                                     ----------------------------
 Net increase in net assets
  resulting from operations            64,692,035     115,317,038
                                     ----------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                             (3,603,565)     (4,624,242)
   Class B                               (491,178)     (1,094,995)
   Class C                                (35,307)        (51,601)
   Class I                               (241,911)        (90,908)
   Class R1                                   (12)            (18)
   Class R2                              (100,317)       (150,386)
 From net realized gain on investments:
   Class A                            (55,415,823)       (155,358)
   Class B                            (20,801,027)       (680,455)
   Class C                             (1,456,684)        (15,559)
   Class I                             (2,289,339)             (1)
   Class R1                                  (146)             (1)
   Class R2                            (1,418,228)        (15,002)
                                     ----------------------------
 Total dividends and distributions
  to shareholders                     (85,853,537)     (6,878,526)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             15,680,909      70,663,793
   Class B                              8,552,899      16,298,100
   Class C                              1,404,761       2,369,468
   Class I                              8,089,195      23,089,904
   Class R2                               931,331       3,531,952

                                             2007            2006
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                           $ 57,264,867   $   4,605,379
   Class B                             20,575,119       1,699,371
   Class C                                780,816          31,346
   Class I                              2,531,250          90,909
   Class R1                                   158              19
   Class R2                             1,518,545         165,333
                                     ----------------------------
                                      117,329,850     122,545,574
 Cost of shares redeemed:
   Class A                            (50,561,181)    (84,694,702)
   Class B                            (19,450,907)    (95,504,439)
   Class C                             (1,900,438)     (4,503,474)
   Class I                                 (3,875)     (5,138,872)
   Class R2                            (1,696,496)     (3,619,881)
                                     ----------------------------
                                      (73,612,897)   (193,461,368)
 Net asset value of shares converted (See Note
  1):
   Class A                             15,510,483     334,291,220
   Class B                            (15,510,483)   (334,291,220)
   Increase (decrease) in net
    assets derived from capital
    share transactions                 43,716,953     (70,915,794)
                                     ----------------------------
   Net increase in net assets          22,555,451      37,522,718

NET ASSETS:
Beginning of period                   751,493,155     713,970,437
                                     ----------------------------
End of period                        $774,048,606   $ 751,493,155
                                     ============================
Accumulated undistributed net
 investment income at end of period  $     93,086   $     613,972
                                     ============================

 16   MainStay Value Fund           The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                             CLASS A
                                            --------------------------------------------------------------------------
                                                                                                        JANUARY 1,
                                            SIX MONTHS                                                     2003*
                                              ENDED                                                       THROUGH
                                            APRIL 30,               YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                              2007**          2006            2005          2004           2003
Net asset value at beginning of period       $  23.27       $  20.09        $  18.39      $  16.56       $  14.13
                                            ----------      --------        --------      --------      -----------
Net investment income                            0.13           0.24(a)         0.16(a)       0.14(a)        0.11
Net realized and unrealized gain (loss) on
  investments                                    1.80           3.21(e)         1.70          1.74           2.42
                                            ----------      --------        --------      --------      -----------
Total from investment operations                 1.93           3.45            1.86          1.88           2.53
                                            ----------      --------        --------      --------      -----------
Less dividends and distributions:
  From net investment income                    (0.15)         (0.25)          (0.16)        (0.05)         (0.10)
  From net realized gain on investments         (2.54)         (0.02)             --            --             --
                                            ----------      --------        --------      --------      -----------
Total dividends and distributions               (2.69)         (0.27)          (0.16)        (0.05)         (0.10)
                                            ----------      --------        --------      --------      -----------
Net asset value at end of period             $  22.51       $  23.27        $  20.09      $  18.39       $  16.56
                                            ==========      ========        ========      ========      ===========
Total investment return (c)                      8.93%(f)      17.30%(d)(e)    10.13%        11.36%         18.02%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.23%+         1.11%           0.82%         0.77%          0.93%+
  Net expenses                                   1.17%+         1.17%           1.21%         1.30%          1.38%+
  Expenses (before waiver/reimbursement)         1.24%+         1.30%(d)        1.28%         1.30%          1.38%+
Portfolio turnover rate                            34%            48%             43%           53%            47%
Net assets at end of period (in 000's)       $537,968       $514,015        $128,918      $118,818       $112,745

                                                   CLASS A
                                            ----------------------

                                                  YEAR ENDED
                                                 DECEMBER 31,
                                              2002          2001
Net asset value at beginning of period      $  18.52      $  19.12
                                            --------      --------
Net investment income                           0.12          0.19
Net realized and unrealized gain (loss) on
  investments                                  (4.23)        (0.52)
                                            --------      --------
Total from investment operations               (4.11)        (0.33)
                                            --------      --------
Less dividends and distributions:
  From net investment income                   (0.11)        (0.19)
  From net realized gain on investments        (0.17)        (0.08)
                                            --------      --------
Total dividends and distributions              (0.28)        (0.27)
                                            --------      --------
Net asset value at end of period            $  14.13      $  18.52
                                            ========      ========
Total investment return (c)                   (22.16%)       (1.74%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         0.82%         0.99%
  Net expenses                                  1.30%         1.20%
  Expenses (before waiver/reimbursement)        1.30%         1.20%
Portfolio turnover rate                           66%           88%
Net assets at end of period (in 000's)      $101,999      $141,703

                                                                           CLASS C
                                            ----------------------------------------------------------------------
                                                                                                    JANUARY 1,
                                            SIX MONTHS                                                 2003*
                                              ENDED                                                   THROUGH
                                            APRIL 30,             YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                              2007**         2006           2005         2004          2003
Net asset value at beginning of period       $ 23.12        $ 19.96        $ 18.28      $16.55        $14.13
                                            ----------      -------        -------      ------      -----------
Net investment income                           0.06           0.07(a)        0.02(a)     0.00(a)(b)     0.02
Net realized and unrealized gain (loss) on
  investments                                   1.78           3.20(e)        1.67        1.75          2.42
                                            ----------      -------        -------      ------      -----------
Total from investment operations                1.84           3.27           1.69        1.75          2.44
                                            ----------      -------        -------      ------      -----------
Less dividends and distributions:
  From net investment income                   (0.06)         (0.09)         (0.01)      (0.02)        (0.02)
  From net realized gain on investments        (2.54)         (0.02)            --          --            --
                                            ----------      -------        -------      ------      -----------
Total dividends and distributions              (2.60)         (0.11)         (0.01)      (0.02)        (0.02)
                                            ----------      -------        -------      ------      -----------
Net asset value at end of period             $ 22.36        $ 23.12        $ 19.96      $18.28        $16.55
                                            ==========      =======        =======      ======      ===========
Total investment return (c)                     8.55%(f)      16.44%(d)(e)    9.27%      10.56%        17.26%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         0.48%+         0.34%          0.07%       0.02%         0.18%+
  Net expenses                                  1.92%+         1.92%          1.96%       2.05%         2.13%+
  Expenses (before waiver/reimbursement)        1.99%+         2.05%(d)       2.03%       2.05%         2.13%+
Portfolio turnover rate                           34%            48%            43%         53%           47%
Net assets at end of period (in 000's)       $13,266        $13,381        $13,555      $4,418        $3,095

                                                 CLASS C
                                            ------------------

                                                YEAR ENDED
                                               DECEMBER 31,
                                             2002        2001
Net asset value at beginning of period      $18.53      $19.12
                                            ------      ------
Net investment income                         0.01        0.04
Net realized and unrealized gain (loss) on
  investments                                (4.23)      (0.51)
                                            ------      ------
Total from investment operations             (4.22)      (0.47)
                                            ------      ------
Less dividends and distributions:
  From net investment income                 (0.01)      (0.04)
  From net realized gain on investments      (0.17)      (0.08)
                                            ------      ------
Total dividends and distributions            (0.18)      (0.12)
                                            ------      ------
Net asset value at end of period            $14.13      $18.53
                                            ======      ======
Total investment return (c)                 (22.76%)     (2.45%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                       0.07%       0.24%
  Net expenses                                2.05%       1.95%
  Expenses (before waiver/reimbursement)      2.05%       1.95%
Portfolio turnover rate                         66%         88%
Net assets at end of period (in 000's)      $2,336      $1,631

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Unaudited.
***  Commencement of operations.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Class I, R1 and R2 are not subject to sales charges.
(d)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were $0.01 per share on net realized gains on investments; and the effect on total investment return was 0.05% for class A, C, R1 and R2, 0.21% for Class B, and less than 0.01% for Class I, respectively.
(f)  Total return is not annualized.

 18   MainStay Value Fund           The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                          CLASS B
    -------------------------------------------------------------------------------------------------------------------
                                                                          JANUARY 1,
    SIX MONTHS                                                               2003*
      ENDED                                                                 THROUGH                  YEAR ENDED
    APRIL 30,                    YEAR ENDED OCTOBER 31,                   OCTOBER 31,               DECEMBER 31,
      2007**             2006             2005             2004              2003               2002             2001
     $  23.12          $  19.96         $  18.28         $  16.55          $  14.13           $  18.53         $  19.12
    ----------         --------         --------         --------         -----------         --------         --------
         0.05              0.06(a)          0.01(a)          0.00(a)(b)        0.02               0.01             0.04
         1.79              3.21(e)          1.68             1.75              2.42              (4.23)           (0.51)
    ----------         --------         --------         --------         -----------         --------         --------
         1.84              3.27             1.69             1.75              2.44              (4.22)           (0.47)
    ----------         --------         --------         --------         -----------         --------         --------
        (0.06)            (0.09)           (0.01)           (0.02)            (0.02)             (0.01)           (0.04)
        (2.54)            (0.02)              --               --                --              (0.17)           (0.08)
    ----------         --------         --------         --------         -----------         --------         --------
        (2.60)            (0.11)           (0.01)           (0.02)            (0.02)             (0.18)           (0.12)
    ----------         --------         --------         --------         -----------         --------         --------
     $  22.36          $  23.12         $  19.96         $  18.28          $  16.55           $  14.13         $  18.53
    ==========         ========         ========         ========         ===========         ========         ========
         8.55%(f)         16.44%(d)(e)      9.27%           10.56%            17.26%(f)         (22.76%)          (2.45%)
         0.48%+            0.30%            0.07%            0.02%             0.18%+             0.07%            0.24%
         1.92%+            1.92%            1.96%            2.05%             2.13%+             2.05%            1.95%
         1.99%+            2.05%(d)         2.03%            2.05%             2.13%+             2.05%            1.95%
           34%               48%              43%              53%               47%                66%              88%
     $179,129          $191,086         $560,139         $563,838          $560,740           $517,050         $753,299

                                   CLASS I
    ----------------------------------------------------------------------
                                                               JANUARY 2,
    SIX MONTHS                                                   2004***
      ENDED                      YEAR ENDED                      THROUGH
    APRIL 30,                    OCTOBER 31,                   OCTOBER 31,
      2007**               2006               2005                2004
     $ 23.24              $ 20.06            $18.43              $17.86
    ----------            -------            ------            -----------
        0.17                 0.32(a)           0.21(a)             0.09(a)
        1.81                 3.21(e)           1.69                0.48
    ----------            -------            ------            -----------
        1.98                 3.53              1.90                0.57
    ----------            -------            ------            -----------
       (0.20)               (0.33)            (0.27)                 --
       (2.54)               (0.02)               --                  --
    ----------            -------            ------            -----------
       (2.74)               (0.35)            (0.27)                 --
    ----------            -------            ------            -----------
     $ 22.48              $ 23.24            $20.06              $18.43
    ==========            =======            ======            ===========
        9.21%(f)            17.78%(d)(e)      10.36%               3.19%(f)
        1.64%+               1.44%             1.13%               1.11%+
        0.71%+               0.75%             0.90%               0.96%+
        0.79%+               0.88%(d)          0.97%               0.96%+
          34%                  48%               43%                 53%
     $29,954              $19,671            $    1              $    1

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                      CLASS R1
                                -----------------------------------------------------
                                                                          JANUARY 2,
                                SIX MONTHS                                  2004***
                                  ENDED              YEAR ENDED             THROUGH
                                APRIL 30,           OCTOBER 31,           OCTOBER 31,
                                  2007**         2006          2005          2004
Net asset value at beginning
  of period                       $23.23        $20.05        $18.42        $17.86
                                ----------      ------        ------      -----------
Net investment income               0.16          0.31(a)       0.21(a)       0.07(a)
Net realized and unrealized
  gain on investments               1.81          3.20(e)       1.69          0.49
                                ----------      ------        ------      -----------
Total from investment
  operations                        1.97          3.51          1.90          0.56
                                ----------      ------        ------      -----------
Less dividends and
  distributions:
  From net investment income       (0.19)        (0.31)        (0.27)           --
  From net realized gain on
    investments                    (2.54)        (0.02)           --            --
                                ----------      ------        ------      -----------
Total dividends and
  distributions                    (2.73)        (0.33)        (0.27)           --
                                ----------      ------        ------      -----------
Net asset value at end of
  period                          $22.47        $23.23        $20.05        $18.42
                                ==========      ======        ======      ===========
Total investment return (c)         9.15%(f)     17.67%(d)(e)  10.31%         3.14%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income             1.58%+        1.43%         1.03%         1.01%+
  Net expenses                      0.81%+        0.85%         1.00%         1.06%+
  Expenses (before
    waiver/reimbursement)           0.89%+        0.98%(d)      1.07%         1.06%+
Portfolio turnover rate               34%           48%           43%           53%
Net assets at end of period
  (in 000's)                      $    1        $    1        $    1        $    1

**   Unaudited.
***  Commencement of operations.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(c)  Total return is calculated exclusive of sales charges. Class I, R1 and R2 are not subject to sales charges.
(d)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were $0.01 per share on net realized gains on investments; and the effect on total investment return was 0.05% for
     Class A, C, R1 and R2, 0.21% for Class B, and less than 0.01% for Class I, respectively.
(f)  Total return is not annualized.

 20   MainStay Value Fund           The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                   CLASS R2
    -----------------------------------------------------------------------
                                                                JANUARY 2,
    SIX MONTHS                                                    2004***
      ENDED                       YEAR ENDED                      THROUGH
    APRIL 30,                    OCTOBER 31,                    OCTOBER 31,
      2007**               2006               2005                 2004
     $ 23.20              $ 20.01            $ 18.38              $17.86
    ----------            -------            -------            -----------
        0.14                 0.25(a)            0.16(a)             0.12(a)
        1.79                 3.22(e)            1.67                0.40
    ----------            -------            -------            -----------
        1.93                 3.47               1.83                0.52
    ----------            -------            -------            -----------
       (0.16)               (0.26)             (0.20)                 --
       (2.54)               (0.02)                --                  --
    ----------            -------            -------            -----------
       (2.70)               (0.28)             (0.20)                 --
    ----------            -------            -------            -----------
     $ 22.43              $ 23.20            $ 20.01              $18.38
    ==========            =======            =======            ===========
        8.98%(f)            17.46%(d)(e)       10.02%               2.91%(f)
        1.34%+               1.16%              0.79%               0.76%+
        1.06%+               1.10%              1.24%               1.31%+
        1.14%+               1.23%(d)           1.31%               1.31%+
          34%                  48%                43%                 53%
     $13,729              $13,340            $11,356              $4,856

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Value Fund (the "Fund"), a diversified fund.

The Fund currently offers six classes of shares. Class A shares commenced on January 3, 1995. Class B shares commenced on May 1, 1986. Class C shares commenced on September 1, 1998. Class I shares, Class R1 shares and Class R2 shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1 and Class R2 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The six classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A and Class R2 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1 and Class R2 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1 or Class R2 shares, a shareholder service fee.

The Fund's investment objective is to realize maximum long-term total return from a combination of capital growth and income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the

 22   MainStay Value Fund
trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 24) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) PURCHASED AND WRITTEN OPTIONS. The Fund may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted and unrealized appreciation or depreciation is recorded to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, in exchange for the premium, the Fund foregoes the opportunity for capital appreciation above the exercise price should the price of the underlying security or foreign currency increase. By writing a covered put option, the Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price. A call option may be covered by the call writer's owning the underlying security throughout the option period. A call option may also be covered by the call writer's maintaining liquid assets valued at greater than the exercise price of the call written. When writing a covered call option, the Fund, in return for the premium on the option, gives up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as the obligation as the writer continues, has retained the risk of loss should the price of the underlying security decline. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

The Fund may purchase call and put options on its portfolio securities. The Fund may purchase call options to protect against an increase in the price of the security it anticipates purchasing. The Fund may purchase put options on its securities to protect against a decline in the value of the security or to close out covered written put positions. The Fund may also purchase options to seek to enhance returns. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

(I) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur

                                                    www.mainstayfunds.com     23
during the term of the loan will be for the account of the Fund. (See Note 5 on page 26.)

(J) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.72% on assets up to $200 million, 0.65% on assets from $200 million to $500 million and 0.50% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.17%; Class B, 1.92%; Class C, 1.92%; Class I, 0.71%; Class R1, 0.81% and Class R2, 1.06%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.17% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $2,327,801 and waived its fees in the amount of $270,480.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

         OCTOBER 31,
  2008*      2009      2010      TOTAL
 $235,721  $907,175  $270,480  $1,413,376
 ----------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.36% of the Fund's average daily net assets on assets up to $200 million, 0.325% on assets from $200 million to $500 million and 0.25% on assets in excess of $500 million. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, and Class R2 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

 24   MainStay Value Fund

Pursuant to the Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1 and Class R2 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1 and Class R2 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1 and Class R2 shares.
(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $33,905 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $3,370, $108,723 and $956, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $1,085,386.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                      $394,594         0.1%
-----------------------------------------------------------------
Class C                                           329         0.0*
-----------------------------------------------------------------
Class I                                         1,465         0.0*
-----------------------------------------------------------------
Class R1                                        1,461       100.0
-----------------------------------------------------------------
Class R2                                        1,449         0.0*
-----------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $17,241.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $50,953 for the six months ended April 30, 2007.

                                                    www.mainstayfunds.com     25

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                       2006
Distributions paid from:
  Ordinary income                                   $6,012,150
  Long-term capital gains                              866,376
---------------------------------------------------------------
                                                    $6,878,526
---------------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:
As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $25,163,831. The Fund received $26,090,603 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.
NOTE 7--LINE OF CREDIT:
The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):
During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $249,650 and $292,840, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C

Shares sold                                   710      390         64
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividend and distributions                2,665      966         37
---------------------------------------------------------------------
                                            3,375    1,356        101
Shares redeemed                            (2,287)  (1,003)       (87)
---------------------------------------------------------------------
Shares converted (See Note 1)                 717     (607)        --
---------------------------------------------------------------------
Net increase (decrease)                     1,805     (254)        14
---------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2007*
                                          CLASS I   CLASS R1   CLASS R2

Shares sold                                 368         --        42
-----------------------------------------------------------------------
Shares issued in reinvestment
  of dividend and distributions             118         --(a)     71
-----------------------------------------------------------------------
                                            486         --(a)    113
Shares redeemed                              --(a)      --       (76)
-----------------------------------------------------------------------
Net increase                                486         --(a)     37
-----------------------------------------------------------------------

                                                    YEAR ENDED
                                                 OCTOBER 31, 2006
                                          CLASS A    CLASS B     CLASS C
Shares sold                                3,252         752       108
------------------------------------------------------------------------
Shares issued in reinvestment of
  dividend and distributions                 210          80         2
------------------------------------------------------------------------
                                           3,462         832       110
Shares redeemed                           (3,873)     (4,447)     (210)
------------------------------------------------------------------------
Shares converted (See Note 1)             16,087     (16,181)       --
------------------------------------------------------------------------
Net increase (decrease)                   15,676     (19,796)     (100)
------------------------------------------------------------------------

                                                     YEAR ENDED
                                                  OCTOBER 31, 2006
                                          CLASS I   CLASS R1      CLASS R2
Shares sold                                 1,069         --           167
--------------------------------------------------------------------------
Shares issued in reinvestment of
  dividend and distributions                    4         --(a)          8
--------------------------------------------------------------------------
                                            1,073         --(a)        175
Shares redeemed                              (226)        --          (167)
--------------------------------------------------------------------------
Net increase                                  847         --(a)          8
--------------------------------------------------------------------------

 *  Unaudited.
(a) Less than one thousand shares.

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM

 26   MainStay Value Fund
was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the Mainstay Value Fund was $374,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     27

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

                     VOTES         VOTES
  VALUE FUND          FOR         WITHHELD   ABSTENTIONS        TOTAL
Susan B.
 Kerley          12,039,138.300  91,779.338   13,641.000    12,144,558.638
--------------------------------------------------------------------------
Alan R.
 Latshaw         12,038,508.252  92,409.386   13,641.000    12,144,558.638
--------------------------------------------------------------------------
Peter Meenan     12,042,046.074  88,871.564   13,641.000    12,144,558.638
--------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      12,039,693.587  91,224.051   13,641.000    12,144,558.638
--------------------------------------------------------------------------
Richard S.
 Trutanic        12,035,572.202  95,345.436   13,641.000    12,144,558.638
--------------------------------------------------------------------------
Roman L. Weil    12,035,585.517  95,332.121   13,641.000    12,144,558.638
--------------------------------------------------------------------------
John A.
 Weisser         12,040,566.197  90,351.441   13,641.000    12,144,558.638
--------------------------------------------------------------------------
Brian A.
 Murdock         12,039,812.013  91,105.625   13,641.000    12,144,558.638
--------------------------------------------------------------------------

This resulted in approval of the proposal.

 28   MainStay Value Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     29

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

 30   MainStay Total Return Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     31

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 32   MainStay Total Return Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund()
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
 Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010757         (RECYCLE SYMBOL)       MS155-07                MSV10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    DIVERSIFIED INCOME FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher

President




                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    DIVERSIFIED INCOME FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          26
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 32
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  40
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        40
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               40
--------------------------------------------------------------------------------

Trustees and Officers                                                         41

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 4.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        0.12%    3.99%  6.99%   5.67%
Excluding sales charges   4.84     8.89   7.98    6.16

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                  MAINSTAY DIVERSIFIED           LEHMAN BROTHERS
                                                       INCOME FUND            AGGREGATE BOND INDEX        THREE-INDEX COMPOSITE
                                                  --------------------        --------------------        ---------------------
4/30/97                                                    9550                       10000                       10000
                                                          10561                       11091                       11053
                                                          10971                       11787                       11666
                                                          10790                       11935                       11426
                                                          11095                       13414                       11808
                                                          11823                       14465                       12512
                                                          13080                       15979                       14494
                                                          14485                       16270                       15826
                                                          15413                       17125                       17192
                                                          15941                       17246                       17419
4/30/07                                                   17358                       18516                       18948

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges       -0.65%    2.98%  6.84%   5.37%
Excluding sales charges   4.35     7.98   7.15    5.37

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                  MAINSTAY DIVERSIFIED           LEHMAN BROTHERS
                                                       INCOME FUND            AGGREGATE BOND INDEX        THREE-INDEX COMPOSITE
                                                  --------------------        --------------------        ---------------------
4/30/97                                                   10000                       10000                       10000
                                                          10986                       11091                       11053
                                                          11323                       11787                       11666
                                                          11051                       11935                       11426
                                                          11279                       13414                       11808
                                                          11945                       14465                       12512
                                                          13101                       15979                       14494
                                                          14409                       16270                       15826
                                                          15220                       17125                       17192
                                                          15625                       17246                       17419
4/30/07                                                   16871                       18516                       18948

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        3.35%    6.98%  7.15%   5.37%
Excluding sales charges   4.35     7.98   7.15    5.37

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                  MAINSTAY DIVERSIFIED           LEHMAN BROTHERS
                                                       INCOME FUND            AGGREGATE BOND INDEX        THREE-INDEX COMPOSITE
                                                  --------------------        --------------------        ---------------------
4/30/97                                                   10000                       10000                       10000
                                                          10986                       11091                       11053
                                                          11323                       11787                       11666
                                                          11051                       11935                       11426
                                                          11279                       13414                       11808
                                                          11945                       14465                       12512
                                                          13101                       15979                       14494
                                                          14409                       16270                       15826
                                                          15220                       17125                       17192
                                                          15625                       17246                       17419
4/30/07                                                   16872                       18516                       18948

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 4.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          5.02%    9.28%  8.31%   6.45%

(PERFORMANCE GRAPH)

                                                  MAINSTAY DIVERSIFIED           LEHMAN BROTHERS
                                                       INCOME FUND            AGGREGATE BOND INDEX        THREE-INDEX COMPOSITE
                                                  --------------------        --------------------        ---------------------
4/30/97                                                   10000                       10000                       10000
                                                          11086                       11091                       11053
                                                          11545                       11787                       11666
                                                          11384                       11935                       11426
                                                          11737                       13414                       11808
                                                          12539                       14465                       12512
                                                          13906                       15979                       14494
                                                          15454                       16270                       15826
                                                          16484                       17125                       17192
                                                          17098                       17246                       17419
4/30/07                                                   18685                       18516                       18948

                                                          SIX      ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond Index(1)                2.64%    7.36%  5.06%    6.35%
Three-Index Composite(2)                                  4.55     8.78   8.65     6.60
Average Lipper multi-sector income fund(3)                4.67     8.49   8.35     6.19

expense. From inception (2/28/97) through 8/31/98, performance for Class C shares (first offered 9/1/98), includes the historical performance of Class B shares adjusted to reflect the applicable CDSC, fees, estimated expenses and fee waivers/expense limitations of Class C shares upon initial offer. From inception (2/28/97) through 12/31/03, performance for Class I shares (first offered 1/2/04) includes the historical performance of Class A shares adjusted to reflect the applicable fees, estimated expenses and fee waivers/expense limitations of Class I shares upon initial offer. Unadjusted, the performance shown for those newer classes of shares might have been lower.
1. Going forward, the Fund will measure its performance against the Lehman Brothers(R) Aggregate Bond Index. The Lehman Brothers(R) Aggregate Bond Index is an unmanaged index that consists of the following other unmanaged Lehman Brothers(R) Indices: the Government Index, Corporate Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers(R) Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index. The Lehman Brothers(R) Aggregate Bond Index is considered to be the Fund's broad-based securities-market index for comparison purposes.
2. The Fund's Three-Index Composite assumes equal investments in the Lehman Brothers(R) Aggregate Bond Index, the Credit Suisse High Yield Index, and the Citigroup Non-U.S. Dollar World Government Bond Index. All indices are unmanaged. The indices measure the performance of securities in the U.S. government and domestic investment-grade bond sector, the U.S. high-yield bond sector and the international bond sector, respectively. Results assume that all income and capital gains are reinvested in the index or indices that produce them. An investment cannot be made directly in an index or this composite.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Diversified Income Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,048.70           $ 6.60            $1,018.50            $ 6.51
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,043.85           $10.39            $1,014.75            $10.24
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,043.85           $10.39            $1,014.75            $10.24
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,050.45           $ 4.83            $1,020.25            $ 4.76
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.30% for Class A, 2.05% for Class B and Class C and 0.95% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(COMPOSITION PIE CHART)

Corporate Bonds                                                                   26.3
Foreign Government Bonds                                                          24.6
U.S. Government & Federal Agencies                                                20.3
Corporate Bonds--Foreign                                                          13.8
Short-Term Investments (collateral from securities lending                         5.9
  is 3.7%)
Convertible Bonds                                                                  3.4
Mortgage-Backed Securities                                                         2.5
Loan Assignments and Participations                                                2.3
Asset-Backed Securities                                                            1.5
Convertible Preferred Stocks                                                       0.8
Preferred Stocks                                                                   0.6
Yankee Bonds                                                                       0.6
Common Stocks                                                                      0.3
Municipal Bond                                                                     0.1
Warrants                                                                          0.0*
Rights                                                                            0.0*
Liabilities in Excess of Cash and Other Assets                                    (3.0)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Federal Home Loan Mortgage Corp. (Mortgage
     Pass-Through Security), 5.50%, due 1/1/36
 2.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 6/1/21
 3.  Republic of Germany, 5.00%, due 7/4/11
 4.  Federal Republic of Brazil, 8.25%, due 1/20/34
 5.  Hellenic Republic, 4.50%, due 5/20/14
 6.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.00%, due 6/1/36
 7.  United Mexican States, 6.75%, due 9/27/34
 8.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.00%, due 5/1/36
 9.  Federal Republic of Brazil, 12.50%, due 1/5/22
10.  Overseas Private Investment Corp., 5.142%, due
     12/15/23

 8   MainStay Diversified Income Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Joseph Portera and J. Matthew Philo, CFA, of MacKay Shields LLC

HOW DID THE MAINSTAY DIVERSIFIED INCOME FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Diversified Income Fund returned 4.84% for Class A shares, 4.35% for Class B shares and 4.35% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 5.02%. All share classes outperformed the 2.64% return of the Lehman Brothers(R) Aggregate Bond Index,(1) the Fund's broad-based securities-market index, for the six-month reporting period. Class A and Class I shares outperformed--and Class B and Class C shares underperformed--the 4.55% return of the Fund's Three-Index Composite(2) and the 4.67% return of the average Lipper(3) multi-sector income fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHAT KEY FACTORS DROVE THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

The Fund remained nearly fully invested during the reporting period. This positioning took several factors into account. The global macroeconomic environment remained supportive and global demand remained strong, despite a slowing U.S. economy and higher interest rates in major developed nations. Overall, the Fund was positioned more aggressively in spread product(4) than its Three-Index Composite because of an underweight in Treasury securities and an overweight in emerging-market debt. The Fund benefited from the diversification, which provided many sources of incremental yield.

As evidenced by the relative performance of lower-and higher-quality assets, investors were amenable to taking risk during the reporting period. Overall, our spread product exposure benefited the Fund's performance, with strong contributions from high-yield bonds, emerging-market sovereigns and emerging-market corporate debt.

HOW DID YOU ALLOCATE THE FUND'S HOLDINGS WITHIN THE HIGH-YIELD MARKET?

With very tight spreads in the high-yield market, we felt that the market was providing insufficient compensation for assuming additional risk. This led us to underweight lower-quality high-yield debt during the reporting period. As it happened, the lowest-quality portion of the high-yield market outperformed higher-quality high-yield bonds. As a result, our positioning had a negative impact on the Fund's overall performance for the six months ended April 30, 2007.

Within the high-yield market, we maintained the Fund's investments in Delta Air Lines and Northwest Airlines, which were still emerging from the bankruptcy process. Over the past six months, airline bonds gave investors a turbulent ride. During the last few months of 2006, the bonds were up dramatically on expectations of industry consolidation. Since the beginning of 2007, airline merger expectations have declined and oil prices have been a drag on airline bond performance.

HOW DID THE FUND'S EMERGING-MARKET DEBT PERFORM DURING THE REPORTING PERIOD?

The Fund remained overweight in emerging-market debt, mainly in U.S. dollar denominated securities. We also added nondollar emerging-market currencies to the portfolio. Emerging markets saw increased trade, but as interest rates declined in countries such as Brazil and Indonesia, we started to see higher domestic demand. Unlike prior high-growth periods, stronger domestic demand did not seriously erode the balance of payments. This economic backdrop made local currencies relatively attractive, and we added to the Fund's exposure to local-currency bonds, particularly in Brazil, Egypt and Colombia.

The fear that the Bank of Japan would take a more aggressive monetary policy stance led to a brief sell-off in early March, but we stayed the course, and


Funds that invest in bonds are subject to interest-rate, credit and inflation risk and can lose principal when interest rates rise. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short- term capital gains.
1. See footnote on page 6 for more information on the Lehman Brothers(R) Aggregate Bond Index.
2. See footnote on page 6 for more information on the Fund's Three-Index Composite.
3. See footnote on page 6 for more information on Lipper Inc.
4. The term "spread product" refers to debt securities whose yields typically differ from those of comparable U.S. Treasury issues. The "spread," or difference in yield between these products and U.S. Treasury securities, may sometimes provide opportunities to earn incremental yield.

                                                     www.mainstayfunds.com     9
spreads returned to their earlier levels by late March and early April.

Our favorable view of emerging markets was based on accelerating economies driven by what we felt were sustainable structural changes, such as fresh foreign investment, stronger currencies, tolerable inflation, market liberalization and lower barriers to trade.

HOW WAS THE FUND POSITIONED IN THE INTERNATIONAL GOVERNMENT BOND AND CURRENCY MARKETS?

In the developed markets, we were overweight the long end of the euro-denominated yield curve because we expected the yield curve to flatten. Currency exposure in developed and developing markets enhanced the Fund's results during the reporting period.

WERE THERE ANY SIGNIFICANT PURCHASES DURING THE REPORTING PERIOD?

We invested in the bonds of Asian property companies, gas pipeline operators and aluminum manufacturers. In Latin America, we saw value in airlines, miners and appliance manufacturers.

During the reporting period, we added to the Fund's exposure in Vale Overseas, part of Brazilian mining giant CVRD, as the company continued to show strong operating results and to progress toward reducing the debt it incurred in the acquisition of Canadian nickel miner Inco.

We also established a Fund position in Brazilian alternative energy producer Cosan S.A. Industria. The company is the world's largest producer and a low-cost provider of sugar and ethanol. The company benefited from robust domestic consumption, since more than half of all automobiles sold in Brazil are flex-fuel vehicles. We believe that if the U.S. Congress decreases the import tariff, ethanol exports to the U.S. could be a catalyst for Cosan S.A. Industria's ongoing growth. The company could also benefit from increased sugar sales to the European Union, since the World Trade Organization has ruled that the European Union must reduce subsidies to its own sugar producers.

DID YOU MAKE ANY SIGNIFICANT WEIGHTING CHANGES DURING THE REPORTING PERIOD?

During the reporting period, we continued to move the Fund's exposure away from investment-grade and traditional nondollar government debt in favor of emerging-market debt and high-yield bonds.

As of April 30, 2007, the Fund had approximately 21% of its net assets in emerging market debt. Non-dollar debt--the Fund's largest underweight relative to the Three-Index Composite--was below 15%, compared to 33% in the Three-Index Composite. The Fund's high-yield exposure was close to neutral at 32%, while the Fund's investment-grade exposure fell below 30%. The balance was invested convertible bonds, which represented 3% of the Fund's net assets.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Diversified Income Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
LONG-TERM BONDS (95.4%)+
ASSET-BACKED SECURITIES (1.5%)
---------------------------------------------------------------------------------
AUTOMOBILE (0.0%)++
Superior Wholesale Inventory
 Financing Trust
 Series 2007-AE1, Class A
 5.42%, due 1/15/12 (a)                             $       50,000   $     50,000
                                                                     ------------

COMMERCIAL BANKS (0.1%)
Structured Asset Investment Loan Trust
 Series 2006-3, Class A4
 5.41%, due 6/25/36 (a)                                    100,000         99,785
                                                                     ------------
CONSUMER FINANCE (0.3%)
Harley-Davidson Motorcycle Trust
 Series 2004-1, Class A2
 2.53%, due 11/15/11                                       294,679        286,782
                                                                     ------------

CONSUMER LOANS (0.1%)
Atlantic City Electric Transition
 Funding LLC
 Series 2002-1, Class A4
 5.55%, due 10/20/23                                        75,000         76,594
                                                                     ------------

CREDIT CARDS (0.1%)
Citibank Credit Card Issuance Trust
 Series 2006-C4, Class C4
 5.54%, due 1/9/12 (a)                                     140,000        139,928
                                                                     ------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Bank of America Credit Card Trust
 Series 2006-C4, Class C4
 5.55%, due 11/15/11 (a)                                   130,000        130,025
                                                                     ------------
Dunkin Securitization
 Series 2006-1, Class A2
 5.779%, due 6/20/31 (b)                                   110,000        111,967
USXL Funding LLC
 Series 2006-1A, Class A
 5.379%, due 4/15/14 (b)                                    83,373         83,480
                                                                     ------------
                                                                          325,472
                                                                     ------------
ELECTRIC (0.3%)
AES Eastern Energy, L.P.
 Series 1999-A
 9.00%, due 1/2/17                                         322,453        358,729
Public Service New Hampshire Funding LLC
 Pass-Through Certificates
 Series 2002-1, Class A
 4.58%, due 2/1/10                                          13,484         13,451
                                                                     ------------
                                                                          372,180
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
ENTERTAINMENT (0.1%)
United Artists Theatre Circuit, Inc.
 Series 1995-A
 9.30%, due 7/1/15 (c)(d)                           $       90,147   $     81,132
                                                                     ------------

HOME EQUITY (0.2%)
Citicorp Residential Mortgage
 Securities, Inc.
 Series 2006-3, Class A3
 5.61%, due 11/25/36 (a)                                   100,000         99,870
 Series 2006-1, Class A3
 5.706%, due 7/25/36                                       120,000        120,129
                                                                     ------------
                                                                          219,999
                                                                     ------------
Total Asset-Backed Securities
 (Cost $1,611,265)                                                      1,651,872
                                                                     ------------

CONVERTIBLE BONDS (3.4%)
---------------------------------------------------------------------------------
AIRLINES (0.1%)
Delta Air Lines, Inc.
 2.875%, due 2/18/24 (b)(e)                                 30,000         15,750
 2.875%, due 2/18/24 (e)                                    55,000         28,875
 8.00%, due 6/3/23 (e)                                      81,000         42,525
                                                                     ------------
                                                                           87,150
                                                                     ------------
BIOTECHNOLOGY (0.4%)
Amgen, Inc.
 0.125%, due 2/1/11 (b)                                    445,000        429,981
                                                                     ------------

DISTRIBUTION & WHOLESALE (0.4%)
Costco Wholesale Corp.
 (zero coupon), due 8/19/17 (f)                            410,000        500,712
                                                                     ------------

INSURANCE (0.1%)
Conseco, Inc.
 3.50%, due 9/30/35 (b)
 (zero coupon), beginning 9/30/10                           70,000         67,375
 3.50%, due 9/30/35
 (zero coupon), beginning 9/30/10                           40,000         38,500
                                                                     ------------
                                                                          105,875
                                                                     ------------
INTERNET (0.0%)++
At Home Corp.
 4.75%, due 12/15/07 (c)(d)(e)(g)                          504,238             50
                                                                     ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CONVERTIBLE BONDS (CONTINUED)
---------------------------------------------------------------------------------
LODGING (0.6%)
Hilton Hotels Corp.
 3.375%, due 4/15/23                                $      410,000   $    631,912
                                                                     ------------

OIL & GAS (0.3%)
Pride International, Inc.
 3.25%, due 5/1/33 (f)                                     215,000        288,369
Transocean, Inc.
 1.50%, due 5/15/21                                         62,000         75,407
                                                                     ------------
                                                                          363,776
                                                                     ------------
OIL & GAS SERVICES (0.5%)
Cameron International Corp.
 1.50%, due 5/15/24                                        285,000        543,637
                                                                     ------------

PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance LLC
 Series C
 0.25%, due 2/1/26 (f)                                     140,000        137,900
Wyeth
 4.877%, due 1/15/24 (a)(f)                                430,000        476,999
                                                                     ------------
                                                                          614,899
                                                                     ------------
TELECOMMUNICATIONS (0.4%)
NII Holdings, Inc.
 2.75%, due 8/15/25 (b)                                    128,000        212,000
Nortel Networks Corp.
 4.25%, due 9/1/08                                         240,000        237,900
                                                                     ------------
                                                                          449,900
                                                                     ------------
Total Convertible Bonds
 (Cost $3,215,848)                                                      3,727,892
                                                                     ------------

CORPORATE BONDS (26.3%)
---------------------------------------------------------------------------------
ADVERTISING (0.2%)
Lamar Media Corp.
 6.625%, due 8/15/15                                       120,000        119,100
Vertis, Inc.
 9.75%, due 4/1/09                                          75,000         76,687
                                                                     ------------
                                                                          195,787
                                                                     ------------
AEROSPACE & DEFENSE (0.2%)
Sequa Corp.
 8.875%, due 4/1/08                                        207,000        212,692
                                                                     ------------

AGRICULTURE (0.4%)
Reynolds American, Inc.
 7.625%, due 6/1/16                                        210,000        229,759
 7.75%, due 6/1/18                                         150,000        166,513
                                                                     ------------
                                                                          396,272
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
AIRLINES (0.7%)
Delta Air Lines, Inc.
 8.30%, due 12/15/29 (e)                            $      505,000   $    265,125
 9.75%, due 5/15/21 (e)                                      5,000          2,575
 10.00%, due 8/15/08 (e)                                    35,000         17,850
 10.375%, due 12/15/22 (e)                                  10,000          5,150
Northwest Airlines, Inc.
 7.875%, due 3/15/08 (e)(g)                                 25,000         19,375
 8.70%, due 9/15/07 (e)(g)                                   5,000          3,875
 9.875%, due 9/15/07 (e)(g)                                140,000        113,400
 10.00%, due 2/1/09 (e)(g)                                 241,000        187,980
Southwest Airlines Co.
 5.75%, due 12/15/16                                       175,000        170,827
                                                                     ------------
                                                                          786,157
                                                                     ------------
APPAREL (0.1%)
Unifi, Inc.
 11.50%, due 5/15/14                                        95,000         95,475
                                                                     ------------

AUTO PARTS & EQUIPMENT (0.7%)
Collins & Aikman Products Co.
 12.875%, due 8/15/12 (b)(e)                               305,000            381
FleetPride Corp.
 11.50%, due 10/1/14 (b)                                   235,000        236,175
Goodyear Tire & Rubber Co. (The)
 11.25%, due 3/1/11                                        360,000        393,300
Lear Corp.
 Series B
 8.50%, due 12/1/13                                         65,000         64,025
 8.75%, due 12/1/16                                         45,000         43,819
Tenneco Automotive, Inc.
 8.625%, due 11/15/14 (f)                                   20,000         21,250
                                                                     ------------
                                                                          758,950
                                                                     ------------
BANKS (0.4%)
Fremont General Corp.
 Series B
 7.875%, due 3/17/09 (f)                                   255,000        239,700
USB Capital IX
 6.189%, due 4/15/11 (a)                                   135,000        138,617
Wachovia Corp.
 5.50%, due 8/1/35                                         110,000        102,973
                                                                     ------------
                                                                          481,290
                                                                     ------------
BUILDING MATERIALS (0.4%)
Compression Polymers Corp.
 10.50%, due 7/1/13                                         80,000         84,000
Dayton Superior Corp.
 10.75%, due 9/15/08                                       120,000        123,600
Panolam Industries International, Inc.
 10.75%, due 10/1/13 (b)                                   160,000        171,200
USG Corp.
 6.30%, due 11/15/16 (b)                                    50,000         49,963
                                                                     ------------
                                                                          428,763
                                                                     ------------

 12   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
CHEMICALS (0.5%)
Equistar Chemicals, L.P.
 10.625%, due 5/1/11                                $      275,000   $    290,125
Millennium America, Inc.
 7.625%, due 11/15/26                                      149,000        147,137
Mosaic Global Holdings, Inc.
 7.625%, due 12/1/16 (b)                                    40,000         42,700
Reichhold Industries, Inc.
 9.00%, due 8/15/14 (b)                                      5,000          5,206
Tronox Worldwide LLC/Tronox Finance Corp.
 9.50%, due 12/1/12                                        110,000        117,700
                                                                     ------------
                                                                          602,868
                                                                     ------------
COAL (0.1%)
Peabody Energy Corp.
 7.375%, due 11/1/16                                        85,000         89,781
 7.875%, due 11/1/26                                        60,000         64,275
                                                                     ------------
                                                                          154,056
                                                                     ------------
COMMERCIAL SERVICES (0.6%)
Cardtronics, Inc.
 9.25%, due 8/15/13                                        100,000        105,750
Great Lakes Dredge & Dock Corp.
 7.75%, due 12/15/13                                        60,000         59,250
Language Line, Inc.
 11.125%, due 6/15/12                                      125,000        134,375
Phoenix Color Corp.
 13.00%, due 2/1/09                                         91,000         91,455
Protection One Alarm Monitoring, Inc.
 Series B
 8.125%, due 1/15/09                                        65,000         65,000
Service Corp. International
 7.375%, due 10/1/14                                        90,000         93,600
 7.625%, due 10/1/18                                        90,000         95,287
Vertrue, Inc.
 9.25%, due 4/1/14                                          10,000         10,900
                                                                     ------------
                                                                          655,617
                                                                     ------------
COMPUTERS (0.3%)
SunGard Data Systems, Inc.
 3.75%, due 1/15/09                                        145,000        139,925
 4.875%, due 1/15/14                                        40,000         36,700
 9.125%, due 8/15/13                                       130,000        139,425
                                                                     ------------
                                                                          316,050
                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES (3.2%)
American Real Estate Partners, L.P./ American Real
 Estate Finance Corp.
 8.125%, due 6/1/12                                        450,000        459,000
Bear Stearns Cos., Inc. (The)
 2.875%, due 7/2/08                                        230,000        223,794
Chukchansi Economic Development Authority
 8.00%, due 11/15/13 (b)                                    45,000         46,631

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Co.
 7.375%, due 10/28/09                               $      105,000   $    105,081
 7.875%, due 6/15/10                                        10,000         10,053
General Motors Acceptance Corp.
 5.125%, due 5/9/08                                        500,000        494,113
 8.00%, due 11/1/31                                        660,000        708,401
Hawker Beechcraft Acquisition Co. LLC/Hawker
 Beechcraft Notes Co.
 8.50%, due 4/1/15 (b)                                      55,000         58,025
 9.75%, due 4/1/17 (b)                                      20,000         21,450
HSBC Finance Corp.
 4.75%, due 4/15/10                                        200,000        198,034
LaBranche & Co., Inc.
 9.50%, due 5/15/09                                        100,000        104,750
 11.00%, due 5/15/12                                       175,000        190,750
OMX Timber Finance Investments LLC
 Series 1
 5.42%, due 1/29/20 (b)                                    100,000         97,270
Rainbow National Services LLC
 8.75%, due 9/1/12 (b)                                      90,000         96,075
 10.375%, due 9/1/14 (b)                                   260,000        292,825
Regency Energy Partners, L.P./ Regency Energy
 Finance Corp.
 8.375%, due 12/15/13 (b)                                  130,000        133,900
Ucar Finance, Inc.
 10.25%, due 2/15/12                                       128,000        134,720
Vanguard Health Holding Co. II LLC
 9.00%, due 10/1/14                                        165,000        170,981
                                                                     ------------
                                                                        3,545,853
                                                                     ------------
ELECTRIC (1.3%)
AES Corp. (The)
 9.00%, due 5/15/15 (b)                                    400,000        428,000
Calpine Corp.
 8.50%, due 7/15/10 (b)                                    361,000        379,050
 9.875%, due 12/1/11 (b)                                    29,000         30,740
Consumers Energy Co.
 Series F
 4.00%, due 5/15/10                                        185,000        178,419
NRG Energy, Inc.
 7.25%, due 2/1/14                                          70,000         72,450
 7.375%, due 2/1/16                                        120,000        124,650
PSE&G Energy Holdings LLC
 8.625%, due 2/15/08                                        20,000         20,400
Reliant Energy Mid-Atlantic Power Holdings LLC
 Series C
 9.681%, due 7/2/26                                        145,000        168,200
                                                                     ------------
                                                                        1,401,909
                                                                     ------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)++
Emerson Electric Co.
 6.00%, due 8/15/32                                         50,000         52,128
                                                                     ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
ENTERTAINMENT (1.1%)
Gaylord Entertainment Co.
 8.00%, due 11/15/13                                $      200,000   $    208,000
Jacobs Entertainment, Inc.
 9.75%, due 6/15/14                                        115,000        121,325
Mohegan Tribal Gaming Authority
 6.375%, due 7/15/09                                        25,000         25,000
 6.875%, due 2/15/15                                        10,000         10,025
 7.125%, due 8/15/14                                        20,000         20,300
 8.00%, due 4/1/12                                          85,000         87,975
Penn National Gaming, Inc.
 6.75%, due 3/1/15                                         110,000        109,175
Speedway Motorsports, Inc.
 6.75%, due 6/1/13                                         290,000        289,275
Vail Resorts, Inc.
 6.75%, due 2/15/14                                        295,000        297,950
                                                                     ------------
                                                                        1,169,025
                                                                     ------------
ENVIRONMENTAL CONTROL (0.2%)
Geo Sub Corp.
 11.00%, due 5/15/12                                       250,000        253,750
                                                                     ------------

FOOD (0.2%)
Pilgrims Pride Corp.
 7.625%, due 5/1/15                                         25,000         25,312
 8.375%, due 5/1/17                                         35,000         35,437
Stater Brothers Holdings
 7.75%, due 4/15/15 (b)                                     85,000         87,337
 8.125%, due 6/15/12                                        20,000         20,600
                                                                     ------------
                                                                          168,686
                                                                     ------------
FOREST PRODUCTS & PAPER (0.7%)
Bowater, Inc.
 9.375%, due 12/15/21                                      180,000        180,675
 9.50%, due 10/15/12                                         5,000          5,137
Georgia-Pacific Corp.
 7.00%, due 1/15/15 (b)                                    110,000        110,550
 7.125%, due 1/15/17 (b)                                   180,000        180,900
 7.75%, due 11/15/29                                         4,000          3,980
 8.00%, due 1/15/24                                         68,000         68,680
 8.875%, due 5/15/31                                       160,000        170,400
                                                                     ------------
                                                                          720,322
                                                                     ------------
HAND & MACHINE TOOLS (0.1%)
Thermadyne Holdings Corp.
 10.50%, due 2/1/14 (f)                                     65,000         65,975
                                                                     ------------

HEALTH CARE--PRODUCTS (0.3%)
CDRV Investors, Inc.
 9.86%, due 12/1/11 (a)(b)(h)                               45,000         45,225
Hanger Orthopedic Group, Inc.
 10.25%, due 6/1/14                                        165,000        176,962
PTS Acquisition Corp.
 9.50%, due 4/15/15 (b)(h)                                  80,000         81,800
                                                                     ------------
                                                                          303,987
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
HEALTH CARE--SERVICES (1.1%)
Alliance Imaging, Inc.
 7.25%, due 12/15/12                                $       65,000   $     64,187
Ameripath, Inc.
 10.50%, due 4/1/13                                        190,000        206,862
Centene Corp.
 7.25%, due 4/1/14 (b)                                      85,000         86,275
HCA, Inc.
 6.30%, due 10/1/12                                        130,000        123,012
 8.75%, due 9/1/10                                          35,000         37,056
 9.25%, due 11/15/16 (b)                                   170,000        185,300
Highmark, Inc.
 6.80%, due 8/15/13 (b)                                    245,000        258,836
Skilled Healthcare Group, Inc.
 11.00%, due 1/15/14 (b)                                    80,000         89,400
Triad Hospitals, Inc.
 7.00%, due 5/15/12                                        175,000        182,000
                                                                     ------------
                                                                        1,232,928
                                                                     ------------
HOLDING COMPANIES--DIVERSIFIED (0.1%)
Kansas City Southern Railway
 9.50%, due 10/1/08                                        110,000        115,087
                                                                     ------------

HOUSEHOLD PRODUCTS & WARES (0.2%)
ACCO Brands Corp.
 7.625%, due 8/15/15                                       100,000        102,000
Jarden Corp.
 7.50%, due 5/1/17                                          75,000         76,781
                                                                     ------------
                                                                          178,781
                                                                     ------------
INSURANCE (0.8%)
Crum & Forster Holdings Corp.
 7.75%, due 5/1/17 (b)                                     220,000        221,100
 10.375%, due 6/15/13                                      240,000        264,475
Fund American Cos., Inc.
 5.875%, due 5/15/13                                       155,000        155,303
Liberty Mutual Group, Inc.
 7.80%, due 3/15/37 (b)                                     70,000         70,361
Lumbermens Mutual Casualty
 8.45%, due 12/1/97 (b)(e)                                  35,000            306
 9.15%, due 7/1/26 (b)(e)                                  535,000          4,681
Travelers Cos., Inc. (The)
 6.25%, due 3/15/67 (a)                                    110,000        110,150
USI Holdings Corp.
 9.23%, due 11/15/14 (a)(b)                                 35,000         35,175
 9.75%, due 5/15/15 (b)                                     25,000         25,500
                                                                     ------------
                                                                          887,051
                                                                     ------------
IRON & STEEL (0.2%)
Allegheny Ludlum Corp.
 6.95%, due 12/15/25                                        20,000         20,625
Allegheny Technologies, Inc.
 8.375%, due 12/15/11                                      185,000        197,950
                                                                     ------------
                                                                          218,575
                                                                     ------------

 14   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
LODGING (0.4%)
Boyd Gaming Corp.
 7.75%, due 12/15/12                                $      225,000   $    234,000
MTR Gaming Group, Inc.
 Series B
 9.00%, due 6/1/12                                         115,000        120,750
Park Place Entertainment Corp.
 8.875%, due 9/15/08                                        35,000         36,356
                                                                     ------------
                                                                          391,106
                                                                     ------------
MACHINERY--CONSTRUCTION & MINING (0.1%)
Caterpillar, Inc.
 6.05%, due 8/15/36                                        145,000        149,026
                                                                     ------------

MEDIA (2.2%)
Houghton Mifflin Co.
 7.20%, due 3/15/11                                        470,000        477,050
Idearc, Inc.
 8.00%, due 11/15/16 (b)                                   265,000        276,262
MediaNews Group, Inc.
 6.875%, due 10/1/13                                        65,000         59,150
Morris Publishing Group LLC
 7.00%, due 8/1/13                                         220,000        209,000
Paxson Communications Corp.
 8.606%, due 1/15/12 (a)(b)                                115,000        117,300
 11.606%, due 1/15/13 (a)(b)                               500,000        520,000
Time Warner Entertainment Co., L.P.
 10.15%, due 5/1/12                                        415,000        495,963
Viacom, Inc.
 5.75%, due 4/30/11                                        145,000        146,976
Ziff Davis Media, Inc.
 11.36%, due 5/1/12 (a)                                    135,000        135,000
                                                                     ------------
                                                                        2,436,701
                                                                     ------------
METAL FABRICATE & HARDWARE (0.3%)
Metals USA, Inc.
 11.125%, due 12/1/15                                       75,000         83,250
Mueller Group, Inc.
 10.00%, due 5/1/12                                         91,000         98,280
Neenah Foundary Co.
 9.50%, due 1/1/17                                         130,000        131,950
                                                                     ------------
                                                                          313,480
                                                                     ------------
MINING (0.5%)
Freeport-McMoRan Copper & Gold, Inc.
 8.25%, due 4/1/15                                          55,000         59,469
 8.375%, due 4/1/17                                        135,000        147,656
Southern Copper Corp.
 7.50%, due 7/27/35                                        300,000        332,500
                                                                     ------------
                                                                          539,625
                                                                     ------------
MISCELLANEOUS--MANUFACTURING (0.2%)
RBS Global, Inc./Rexnord Corp.
 9.50%, due 8/1/14                                         185,000        197,950
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
OIL & GAS (2.5%)
Chaparral Energy, Inc.
 8.50%, due 12/1/15                                 $      225,000   $    228,375
Chesapeake Energy Corp.
 6.50%, due 8/15/17                                        215,000        213,925
 6.875%, due 11/15/20                                       25,000         25,187
Energy Partners, Ltd.
 10.48%, due 4/15/13 (a)(b)                                 90,000         91,462
Enterprise Products Operating, L.P.
 Series B
 6.65%, due 10/15/34                                       130,000        134,514
Forest Oil Corp.
 8.00%, due 12/15/11                                       210,000        219,975
Hilcorp Energy I, L.P./Hilcorp Finance Co.
 9.00%, due 6/1/16 (b)                                     110,000        117,700
Mariner Energy, Inc.
 7.50%, due 4/15/13                                        230,000        228,275
Newfield Exploration Co.
 6.625%, due 4/15/16                                        15,000         15,075
Parker Drilling Co.
 9.625%, due 10/1/13                                        80,000         86,800
Pemex Project Funding
 Master Trust
 7.875%, due 2/1/09                                        500,000        521,500
Pogo Producing Co.
 6.625%, due 3/15/15                                       105,000        102,637
 6.875%, due 10/1/17                                       310,000        303,800
Venoco, Inc.
 8.75%, due 12/15/11                                        45,000         45,900
Vintage Petroleum, Inc.
 8.25%, due 5/1/12                                         220,000        228,813
Whiting Petroleum Corp.
 7.00%, due 2/1/14                                         220,000        213,950
                                                                     ------------
                                                                        2,777,888
                                                                     ------------
OIL & GAS SERVICES (0.2%)
Allis-Chalmers Energy, Inc.
 8.50%, due 3/1/17                                          70,000         70,350
 9.00%, due 1/15/14                                         70,000         72,100
Complete Production Services, Inc.
 8.00%, due 12/15/16 (b)                                    95,000         98,206
                                                                     ------------
                                                                          240,656
                                                                     ------------
PACKAGING & CONTAINERS (0.4%)
Berry Plastics Holding Corp.
 8.875%, due 9/15/14 (b)                                    55,000         56,650
Owens-Brockway Glass Container, Inc.
 8.75%, due 11/15/12                                        10,000         10,538
 8.875%, due 2/15/09                                       127,000        129,540
Owens-Illinois, Inc.
 8.10%, due 5/15/07                                        260,000        260,000
                                                                     ------------
                                                                          456,728
                                                                     ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
PHARMACEUTICALS (0.4%)
Medco Health Solutions, Inc.
 7.25%, due 8/15/13                                 $      240,000   $    259,720
Teva Pharmaceutical Finance LLC
 6.15%, due 2/1/36                                         100,000         97,438
Wyeth
 6.00%, due 2/15/36                                         80,000         80,650
                                                                     ------------
                                                                          437,808
                                                                     ------------
PIPELINES (0.8%)
ANR Pipeline Co.
 9.625%, due 11/1/21                                       155,000        210,177
Copano Energy LLC
 8.125%, due 3/1/16                                        115,000        119,888
El Paso Natural Gas Co.
 7.50%, due 11/15/26                                        25,000         28,392
 7.625%, due 8/1/10                                        205,000        213,431
MarkWest Energy Partners, L.P./ MarkWest Energy
 Finance Corp.
 Series B
 6.875%, due 11/1/14                                       145,000        142,463
 8.50%, due 7/15/16                                         40,000         42,000
Pacific Energy Partners, L.P./Pacific Energy
 Finance Corp.
 7.125%, due 6/15/14                                       115,000        119,763
                                                                     ------------
                                                                          876,114
                                                                     ------------
REAL ESTATE (0.1%)
Host Hotels & Resorts, L.P.
 6.875%, due 11/1/14                                       115,000        117,731
                                                                     ------------

REAL ESTATE INVESTMENT TRUSTS (0.8%)
Crescent Real Estate Equities, L.P.
 7.50%, due 9/15/07                                        310,000        310,775
Omega Healthcare Investors, Inc.
 7.00%, due 4/1/14                                         145,000        146,994
ProLogis
 5.625%, due 11/15/16                                      140,000        141,309
Trustreet Properties, Inc.
 7.50%, due 4/1/15                                         230,000        250,679
                                                                     ------------
                                                                          849,757
                                                                     ------------
RETAIL (1.0%)
CVS Caremark Corp.
 5.789%, due 1/10/26 (b)                                   100,902         99,270
Harry & David Holdings, Inc.
 9.00%, due 3/1/13                                          60,000         62,700
Home Depot, Inc.
 5.40%, due 3/1/16                                         180,000        176,279
Rite Aid Corp.
 7.50%, due 1/15/15                                        245,000        249,900
 8.625%, due 3/1/15                                        150,000        146,250

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
RETAIL (CONTINUED)
Star Gas Partners, L.P./Star Gas
 Finance Co.
 Series B
 10.25%, due 2/15/13                                $      204,000   $    217,260
Toys "R" Us, Inc.
 7.625%, due 8/1/11                                        160,000        155,200
                                                                     ------------
                                                                        1,106,859
                                                                     ------------
SOFTWARE (0.1%)
SS&C Technologies, Inc.
 11.75%, due 12/1/13                                       110,000        124,163
                                                                     ------------

TELECOMMUNICATIONS (2.1%)
Dobson Cellular Systems, Inc.
 8.375%, due 11/1/11                                        40,000         42,650
 Series B
 8.375%, due 11/1/11                                        70,000         74,638
 9.875%, due 11/1/12                                        75,000         81,938
GCI, Inc.
 7.25%, due 2/15/14                                        145,000        145,000
Intelsat Corp.
 9.00%, due 6/15/16                                        145,000        158,956
Lucent Technologies, Inc.
 6.45%, due 3/15/29                                        360,000        327,600
New Cingular Wireless Services, Inc.
 8.75%, due 3/1/31                                         150,000        196,269
PanAmSat Corp.
 9.00%, due 8/15/14                                         92,000         99,360
Qwest Communications
 International, Inc.
 7.25%, due 2/15/11                                        215,000        220,375
 Series B
 7.50%, due 2/15/14                                        190,000        196,175
Qwest Corp.
 5.625%, due 11/15/08                                       15,000         15,000
 7.50%, due 10/1/14                                        180,000        190,350
 7.50%, due 6/15/23                                        195,000        198,900
 8.875%, due 3/15/12                                       100,000        110,500
 8.875%, due 6/1/31                                        180,000        187,650
Sprint Nextel Corp.
 6.00%, due 12/1/16                                         55,000         53,978
                                                                     ------------
                                                                        2,299,339
                                                                     ------------
TRUCKING & LEASING (0.1%)
Greenbrier Cos., Inc.
 8.375%, due 5/15/15                                        70,000         69,300
                                                                     ------------
Total Corporate Bonds
 (Cost $28,058,941)                                                    28,782,265
                                                                     ------------

 16   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS--FOREIGN (13.8%)
---------------------------------------------------------------------------------
ARGENTINA (0.4%)
Argentine Beverages
 Financial Trust
 7.375%, due 3/22/12 (b)                            $      250,000   $    256,875
Loma Negra Compania Industrial Argentina S.A.
 7.25%, due 3/15/13 (b)                                    100,000        100,250
Telecom Personal S.A.
 9.25%, due 12/22/10 (b)                                   100,000        105,250
                                                                     ------------
                                                                          462,375
                                                                     ------------
AUSTRALIA (0.2%)
National RMBS Trust
 Series 2006-3, Class A1
 5.428%, due 10/20/37 (a)(b)                               224,292        224,256
                                                                     ------------

BAHAMAS (0.1%)
Ultrapetrol, Ltd.
 9.00%, due 11/24/14                                       100,000        102,750
                                                                     ------------

BERMUDA (0.7%)
AES China Generating Co., Ltd.
 8.25%, due 6/26/10                                        230,000        229,690
Hopson Development Holdings, Ltd.
 8.125%, due 11/9/12 (b)                                   150,000        153,563
Intelsat Subsidiary Holding Co., Ltd.
 8.25%, due 1/15/13                                        230,000        239,200
Shanghai Real Estate, Ltd.
 8.625%, due 4/24/13                                       100,000        100,138
                                                                     ------------
                                                                          722,591
                                                                     ------------
BRAZIL (1.3%)
Braskem S.A.
 Series Reg S
 9.375%, due 6/1/15                                        150,000        171,750
Caue Finance, Ltd.
 8.875%, due 8/1/15 (b)                                    200,000        228,500
Companhia Brasileira de Bebidas
 10.50%, due 12/15/11                                      365,000        438,000
Companhia de Saneamento Basico do Estado de Sao
 Paulo
 7.50%, due 11/3/16 (b)                                    215,000        226,288
Cosan S.A. Industria e Comercio
 8.25%, due 5/15/49 (b)                                    100,000        100,875
JBS S.A.
 10.50%, due 8/4/16 (b)                                    100,000        114,500
TAM Capital, Inc.
 7.375%, due 4/25/17 (b)(f)                                200,000        195,000
                                                                     ------------
                                                                        1,474,913
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CANADA (2.1%)
Ainsworth Lumber Co., Ltd.
 9.35%, due 4/1/13 (a)                              $       65,000   $     48,100
Angiotech Pharmaceuticals, Inc.
 7.75%, due 4/1/14                                          85,000         78,413
 9.11%, due 12/1/13 (a)(b)                                  60,000         61,500
Bowater Canada Finance
 7.95%, due 11/15/11                                        55,000         53,763
Canada Housing Trust No. 1
 3.70%, due 9/15/08 (b)                             C$     575,000        514,190
CanWest Media, Inc.
 8.00%, due 9/15/12                                 $      115,000        119,313
Jean Coutu Group PJC, Inc. (The)
 8.50%, due 8/1/14                                          70,000         75,775
Nortel Networks, Ltd.
 10.75%, due 7/15/16 (b)                                   115,000        129,375
Nova Chemicals Corp.
 8.502%, due 11/15/13 (a)                                   65,000         66,138
Quebecor Media, Inc.
 7.75%, due 3/15/16                                        180,000        189,000
Quebecor World, Inc.
 9.75%, due 1/15/15 (b)                                    135,000        142,425
Rogers Cable, Inc.
 7.875%, due 5/1/12                                        245,000        268,581
Shaw Communications, Inc.
 7.50%, due 11/20/13                                C$     225,000        225,207
Sun Media Corp.
 7.625%, due 2/15/13                                $      210,000        215,775
Videotron, Ltee
 6.375%, due 12/15/15                                      120,000        118,500
                                                                     ------------
                                                                        2,306,055
                                                                     ------------
CAYMAN ISLANDS (0.6%)
Cosan Finance, Ltd.
 7.00%, due 2/1/17 (b)                                     200,000        198,500
Shimao Property Holdings, Ltd.
 8.00%, due 12/1/16 (b)                                    100,000        103,375
Vale Overseas, Ltd.
 6.25%, due 1/11/16                                        200,000        204,821
 6.25%, due 1/23/17                                         65,000         66,658
 6.875%, due 11/21/36                                       55,000         58,338
 8.25%, due 1/17/34                                         50,000         61,429
                                                                     ------------
                                                                          693,121
                                                                     ------------
CHILE (0.3%)
AES Gener S.A.
 7.50%, due 3/25/14 (f)                                    250,000        269,002
Corporacion Nacional del
 Cobre-Codelco, Inc.
 5.50%, due 10/15/13 (b)                                    55,000         55,605
                                                                     ------------
                                                                          324,607
                                                                     ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS--FOREIGN (CONTINUED)
---------------------------------------------------------------------------------
GERMANY (0.5%)
Kreditanstalt fuer Wiederaufbau
 Series E
 5.50%, due 9/15/09                                 L     $140,000   $    278,574
Kyivstar GSM
 10.375%, due 8/17/09 (b)                           $      275,000        296,313
                                                                     ------------
                                                                          574,887
                                                                     ------------
JAPAN (0.2%)
Nippon Life Insurance Co.
 4.875%, due 8/9/10 (b)                                    250,000        246,346
                                                                     ------------

LUXEMBOURG (2.1%)
Evraz Group S.A.
 8.25%, due 11/10/15 (b)                                   100,000        103,750
Gazprom International S.A.
 7.201%, due 2/1/20 (b)                                    190,751        201,719
 7.201%, due 2/1/20                                        288,988        304,651
Millicom International Cellular S.A.
 10.00%, due 12/1/13                                       300,000        329,250
Mobile Telesystems Finance S.A.
 9.75%, due 1/30/08 (b)                                    150,000        153,975
Norilsk Nickel Finance Luxembourg S.A.
 7.125%, due 9/30/09                                       200,000        206,198
OJSC Russian Agricultural Bank
 7.175%, due 5/16/13 (b)                                   100,000        106,125
OJSC Vimpel Communications
 8.25%, due 5/23/16 (b)                                    300,000        321,900
Tengizchevroil Finance Co. S.A.R.L.
 6.124%, due 11/15/14 (b)                                  100,000         99,625
TNK-BP Finance S.A.
 7.50%, due 7/18/16 (b)                                    395,000        418,206
                                                                     ------------
                                                                        2,245,399
                                                                     ------------
MEXICO (1.4%)
America Movil S.A. de C.V.
 5.50%, due 3/1/14                                         100,000         99,767
Controladora Mabe S.A. de C.V.
 6.50%, due 12/15/15 (b)                                    50,000         51,125
 6.50%, due 12/15/15                                        45,000         46,013
Grupo Gigante S.A. de C.V.
 8.75%, due 4/13/16 (b)(f)                                 200,000        210,500
Grupo Televisa S.A.
 6.625%, due 3/18/25                                       500,000        530,310
Grupo Transportacion Ferroviaria Mexicana S.A. de
 C.V.
 12.50%, due 6/15/12                                       150,000        160,200
Monterrey Power S.A. de C.V.
 9.625%, due 11/15/09 (b)                                  100,157        109,672
Telefonos de Mexico S.A. de C.V.
 5.50%, due 1/27/15                                        290,000        288,352
                                                                     ------------
                                                                        1,495,939
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
NETHERLANDS (1.0%)
ATF Capital B.V.
 9.25%, due 2/21/14 (b)(f)                          $      110,000   $    108,625
Coca-Cola HBC Finance B.V.
 5.125%, due 9/17/13                                        50,000         49,451
Electricidad de Caracas Finance B.V.
 10.25%, due 10/15/14 (b)                                   95,000        104,500
Excelcomindo Finance Co. B.V.
 7.125%, due 1/18/13 (b)                                   100,000        102,000
Kazkommerts International B.V.
 7.625%, due 2/13/12                                L       50,000         97,745
 8.50%, due 4/16/13 (b)                             $      400,000        423,000
Majapahit Holdings B.V.
 7.75%, due 10/17/16 (b)                                   100,000        105,875
TuranAlem Finance B.V.
 7.75%, due 4/25/13 (b)                                    100,000         98,750
                                                                     ------------
                                                                        1,089,946
                                                                     ------------
PANAMA (0.2%)
AES El Salvador Trust
 6.75%, due 2/1/16 (b)                                     200,000        201,546
                                                                     ------------

PHILIPPINES (0.2%)
National Power Corp.
 6.875%, due 11/2/16 (b)                                   200,000        203,750
                                                                     ------------

QATAR (0.2%)
Ras Laffan Liquefied Natural
 Gas Co., Ltd. III
 6.332%, due 9/30/27 (b)                                   250,000        254,000
                                                                     ------------

RUSSIA (0.5%)
OAO Gazprom
 9.625%, due 3/1/13 (b)                                    160,000        190,720
Siberian Oil Co.
 Series Reg S
 10.75%, due 1/15/09                                       100,000        108,130
Tyumen Oil Co.
 11.00%, due 11/6/07 (b)                                   250,000        255,800
                                                                     ------------
                                                                          554,650
                                                                     ------------
SINGAPORE (0.2%)
SP PowerAssets, Ltd.
 5.00%, due 10/22/13 (b)                                   175,000        173,322
                                                                     ------------

 18   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
CORPORATE BONDS--FOREIGN (CONTINUED)
---------------------------------------------------------------------------------
SUPRANATIONAL (0.9%)
INVISTA
 9.25%, due 5/1/12 (b)                              $      355,000   $    377,188
Jafra Cosmetics International, Inc./ Distribuidora
 Comerical Jafra
 S.A. de C.V.
 10.75%, due 5/15/11                                       118,000        124,343
NXP B.V./NXP Funding LLC
 7.875%, due 10/15/14 (b)                                  240,000        249,600
 9.50%, due 10/15/15 (b)                                   170,000        178,500
                                                                     ------------
                                                                          929,631
                                                                     ------------
UNITED KINGDOM (0.7%)
BSKYB Finance UK PLC
 6.50%, due 10/15/35 (b)                                    95,000         95,192
Galaxy Entertainment
 Finance Co., Ltd.
 9.875%, due 12/15/12 (b)                                   55,000         60,225
Independent News & Media
 Finance, Ltd.
 5.75%, due 5/17/09                                 E      300,000        413,489
Inmarsat Finance PLC
 (zero coupon), due 11/15/12
 10.375%, beginning 11/15/08                        $      250,000        237,500
                                                                     ------------
                                                                          806,406
                                                                     ------------
Total Corporate Bonds--Foreign
 (Cost $14,411,991)                                                    15,086,490
                                                                     ------------

FOREIGN GOVERNMENT BONDS (24.6%)
---------------------------------------------------------------------------------
ARGENTINA (0.6%)
Republic of Argentina
 (zero coupon), due 12/15/35 (a)                    ARS  1,424,332         58,319
 5.83%, due 12/31/33                                       525,473        256,316
 8.28%, due 12/31/33                                $      284,117        305,710
                                                                     ------------
                                                                          620,345
                                                                     ------------
AUSTRALIA (0.4%)
Commonwealth of Australia
 7.50%, due 9/15/09                                 A$     570,000        487,498
                                                                     ------------
AUSTRIA (0.8%)
Republic of Austria
 4.65%, due 1/15/18                                 E      643,000        909,252
                                                                     ------------
BELGIUM (0.5%)
Kingdom of Belgium
 5.00%, due 9/28/11                                        400,000        564,230
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
BRAZIL (2.8%)
Federal Republic of Brazil
V    8.25%, due 1/20/34 (f)                         $    1,321,000   $  1,698,146
V    12.50%, due 1/5/22                             BRL  2,300,000      1,421,151
                                                                     ------------
                                                                        3,119,297
                                                                     ------------
CANADA (0.7%)
Canada Government
 5.25%, due 6/1/12                                  C$     344,000        325,878
 5.75%, due 6/1/33                                         400,000        448,401
                                                                     ------------
                                                                          774,279
                                                                     ------------
COLOMBIA (0.5%)
Republic of Colombia
 8.125%, due 5/21/24                                $      300,000        358,050
 12.00%, due 10/22/15                               CP 325,000,000        177,969
                                                                     ------------
                                                                          536,019
                                                                     ------------
DOMINICAN REPUBLIC (0.1%)
Dominican Republic
 Series Reg S
 9.04%, due 1/23/18                                 $      109,298        127,059
                                                                     ------------

EGYPT (0.1%)
Republic of Egypt
 (zero coupon), due 2/12/08                         EGP    700,000        115,981
                                                                     ------------

EL SALVADOR (0.3%)
Republic of El Salvador
 7.75%, due 1/24/23 (b)                             $      250,000        290,000
                                                                     ------------

GERMANY (3.2%)
Republic of Germany
 4.00%, due 1/4/37                                  E      720,000        931,220
V    5.00%, due 7/4/11                                   1,405,000      1,979,455
 6.25%, due 1/4/30                                         350,000        607,189
                                                                     ------------
                                                                        3,517,864
                                                                     ------------
GREECE (2.1%)
Hellenic Republic
V    4.50%, due 5/20/14                                  1,200,000      1,658,787
 5.90%, due 10/22/22                                       406,000        638,274
                                                                     ------------
                                                                        2,297,061
                                                                     ------------
INDONESIA (0.4%)
Republic of Indonesia
 6.875%, due 3/9/17 (b)(f)                          $      200,000        212,000
 7.25%, due 4/20/15 (b)                                    180,000        194,625
                                                                     ------------
                                                                          406,625
                                                                     ------------
ITALY (2.3%)
Republic of Italy
 5.50%, due 11/1/10                                 E      600,000        854,186
 6.00%, due 5/1/31                                         625,000      1,025,193
 6.50%, due 11/1/27                                        372,000        638,080
                                                                     ------------
                                                                        2,517,459
                                                                     ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
---------------------------------------------------------------------------------
MEXICO (1.4%)
United Mexican States
V    6.75%, due 9/27/34                             $    1,300,000   $  1,449,500
 8.125%, due 12/30/19                                       90,000        111,375
                                                                     ------------
                                                                        1,560,875
                                                                     ------------
PANAMA (1.3%)
Republic of Panama
 6.70%, due 1/26/36                                        243,000        256,973
 8.875%, due 9/30/27                                       325,000        420,875
 9.375%, due 4/1/29                                        550,000        749,375
                                                                     ------------
                                                                        1,427,223
                                                                     ------------
PERU (0.7%)
Republic of Peru
 7.35%, due 7/21/25 (f)                                    475,000        551,000
 8.75%, due 11/21/33                                       152,000        204,212
                                                                     ------------
                                                                          755,212
                                                                     ------------
PHILIPPINES (0.7%)
Republic of Philippines
 7.75%, due 1/14/31 (f)                                    200,000        226,500
 9.50%, due 2/2/30                                         250,000        333,125
 9.875%, due 1/15/19                                       200,000        258,750
                                                                     ------------
                                                                          818,375
                                                                     ------------
RUSSIA (0.9%)
Russian Federation
 Series Reg S
 7.50%, due 3/31/30                                        887,540      1,008,600
                                                                     ------------

SOUTH AFRICA (0.1%)
Republic of South Africa
 7.00%, due 4/10/08                                 E      100,000        139,399
                                                                     ------------

TURKEY (0.6%)
Republic of Turkey
 7.375%, due 2/5/25                                 $      470,000        484,100
 14.00%, due 1/19/11                                TRY    170,000        117,424
                                                                     ------------
                                                                          601,524
                                                                     ------------
UKRAINE (0.2%)
Ukraine Government
 6.875%, due 3/4/11 (b)                             $      175,000        180,688
                                                                     ------------

UNITED KINGDOM (3.2%)
United Kingdom Treasury Bonds
 4.00%, due 3/7/09                                  L       97,000        188,915
 4.25%, due 6/7/32                                         150,000        284,957
 4.25%, due 3/7/36                                         205,000        392,619
 5.00%, due 3/7/12                                         315,000        622,567
 6.00%, due 12/7/28                                        285,000        668,617
 6.25%, due 11/25/10                                       465,000        956,103
 8.00%, due 6/7/21                                         140,000        365,989
                                                                     ------------
                                                                        3,479,767
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
URUGUAY (0.2%)
Republic of Uruguay
 8.00%, due 11/18/22                                $      173,130   $    198,667
                                                                     ------------

VENEZUELA (0.5%)
Republic of Venezuela
 Series Reg S
 6.355%, due 4/20/11 (a)                                   200,000        198,500
 9.125%, due 6/18/07                                       100,000        100,900
 13.625%, due 8/15/18                                      181,000        269,690
                                                                     ------------
                                                                          569,090
                                                                     ------------
Total Foreign Government Bonds
 (Cost $23,688,541)                                                    27,022,389
                                                                     ------------

LOAN ASSIGNMENTS & PARTICIPATIONS (2.3%) (J)
---------------------------------------------------------------------------------
CHEMICALS (0.1%)
Talecris Biotherapeutics, Inc.
 2nd Lien Term Loan
 11.86%, due 12/6/14                                       120,000        123,600
                                                                     ------------

HEALTH CARE--SERVICES (0.4%)
HCA, Inc.
 Term Loan B
 7.60%, due 11/18/13                                       408,975        413,081
                                                                     ------------

MEDIA (0.3%)
Nielsen Finance LLC
 Dollar Term Loan
 7.61%, due 8/9/13                                         348,250        351,043
                                                                     ------------

MINING (0.3%)
BHM Technologies LLC
 1st Lien Term Loan
 8.352%, due 7/21/13                                       294,894        280,886
                                                                     ------------

REAL ESTATE (0.6%)
Building Materials Corp. of America
 2nd Lien Term Loan
 11.125%, due 9/15/14                                      100,000         98,833
LNR Property Corp.
 Initial Tranche B Term Loan
 8.11%, due 7/12/11                                        350,000        351,437
Rental Services Corp.
 2nd Lien Term Loan
 8.857%, due 12/2/13                                       100,000        101,400
Riverdeep Interactive Learning USA, Inc.
 Bridge Loan
 11.55%, due 12/20/13                                      100,000         99,500
                                                                     ------------
                                                                          651,170
                                                                     ------------

 20   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
LOAN ASSIGNMENTS & PARTICIPATIONS (CONTINUED)
---------------------------------------------------------------------------------
RETAIL (0.5%)
Michaels Stores, Inc.
 Term Loan B
 8.125%, due 10/31/13                               $      297,153   $    299,134
Neiman Marcus Group, Inc. (The)
 Term Loan B
 7.346%, due 4/6/13                                        129,114        130,173
Toys "R" Us (Delaware), Inc.
 Term Loan
 10.345%, due 1/19/13                                      145,000        145,974
                                                                     ------------
                                                                          575,281
                                                                     ------------
SOFTWARE (0.1%)
SunGard Data Systems, Inc.
 Term Loan
 7.36%, due 2/28/14                                        167,031        168,326
                                                                     ------------
Total Loan Assignments & Participations
 (Cost $2,551,196)                                                      2,563,387
                                                                     ------------
MORTGAGE-BACKED SECURITIES (2.5%)
---------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.5%)
Banc of America Commercial
 Mortgage, Inc.
 Series 2005-5, Class A2
 5.001%, due 10/10/45                                      295,000        293,533
Bayview Commercial Asset Trust
 Series 2006-4A, Class A1
 5.55%, due 12/25/36 (a)(b)                                106,500        106,256
Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A5
 4.733%, due 10/15/41                                      220,000        212,592
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2005-CD1, Class A4
 5.40%, due 7/15/44 (a)                                    440,000        439,662
Four Times Square Trust
 Series 2006-4TS, Class A
 5.401%, due 12/13/28 (b)                                  120,000        118,037
LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2
 3.246%, due 3/15/29                                       425,000        410,981
 Series 2004-C7, Class A1
 3.625%, due 10/15/29                                      170,245        166,633
 Series 2005-C7, Class A4
 5.197%, due 11/15/30 (a)                                  235,000        232,875
Merrill Lynch Mortgage Trust
 Series 2004-MKB1, Class A1
 3.563%, due 2/12/42                                       134,981        132,391
 Series 2004-BPC1, Class A5
 4.855%, due 10/12/41 (a)                                  555,000        540,536

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
Timberstar Trust
 Series 2006-1, Class A
 5.668%, due 10/15/36 (b)(d)                        $       40,000   $     40,547
Wachovia Bank Commercial Mortgage Trust
 Series 2004-C14, Class A1
 3.477%, due 8/15/41                                        55,295         54,098
                                                                     ------------
Total Mortgage-Backed Securities
 (Cost $2,789,456)                                                      2,748,141
                                                                     ------------

MUNICIPAL BOND (0.1%)
---------------------------------------------------------------------------------
TEXAS (0.1%)
Harris County Texas Industrial Development Corp.
 Solid Waste Deer Park
 5.683%, due 3/1/23 (a)                                    120,000        120,936
                                                                     ------------
Total Municipal Bond
 (Cost $120,213)                                                          120,936
                                                                     ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (20.3%)
---------------------------------------------------------------------------------
FANNIE MAE
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
 Series 2006-B1, Class AB
 6.00%, due 6/25/16                                        152,357        153,814
                                                                     ------------

FANNIE MAE GRANTOR TRUST
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.0%)++
 Series 1998-M6, Class A2
 6.32%, due 8/15/08 (k)                                     45,884         46,209
                                                                     ------------

FEDERAL HOME LOAN MORTGAGE CORP. (0.7%)
 4.75%, due 11/17/15                                       740,000        729,670
                                                                     ------------

FEDERAL HOME LOAN MORTGAGE CORP.
 (MORTGAGE PASS-THROUGH SECURITIES) (4.5%)
 3.00%, due 8/1/10                                          81,761         78,152
 4.312%, due 3/1/35 (a)                                    124,190        123,129
 5.00%, due 6/1/33                                         330,316        320,072
 5.00%, due 8/1/33                                         650,918        630,720
 5.50%, due 1/1/21                                         455,571        456,435
 5.50%, due 2/1/33                                         185,457        183,886
 5.50%, due 11/1/35                                        481,707        476,959
V    5.50%, due 1/1/36                                   2,650,875      2,624,746
                                                                     ------------
                                                                        4,894,099
                                                                     ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
---------------------------------------------------------------------------------
x
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.4%)
 4.625%, due 5/1/13                                 $      135,000   $    132,608
 5.125%, due 1/2/14                                        150,000        150,476
 5.25%, due 8/1/12                                       1,035,000      1,047,920
 6.25%, due 2/1/11                                         185,000        194,051
                                                                     ------------
                                                                        1,525,055
                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (9.9%)
 4.50%, due 4/1/18                                         102,404         99,415
 4.50%, due 7/1/18                                         354,035        343,699
 4.50%, due 11/1/18                                        389,941        378,557
 5.00%, due 9/1/17                                         338,555        334,775
 5.00%, due 1/1/36                                         224,904        217,501
 5.00%, due 2/1/36                                         342,797        331,514
V5.00%, due 5/1/36                                       1,495,596      1,446,371
V5.00%, due 6/1/36                                       1,530,785      1,479,398
V5.50%, due 6/1/21                                       2,037,144      2,040,005
 5.50%, due 6/1/33                                         236,476        234,474
 5.50%, due 11/1/33                                      1,191,875      1,181,784
 5.50%, due 12/1/33                                        496,224        492,023
 5.50%, due 6/1/34                                         335,523        332,467
 5.50%, due 12/1/34                                        255,578        253,250
 6.00%, due 1/1/33                                         115,452        116,998
 6.00%, due 3/1/33                                         136,438        138,085
 6.00%, due 9/1/34                                          93,296         94,259
 6.00%, due 9/1/35                                         387,368        390,849
 6.00%, due 10/1/35                                        220,043        221,899
 6.00%, due 6/1/36                                         310,006        312,420
 6.00%, due 11/1/36                                        300,243        302,581
 6.50%, due 6/1/31                                          23,822         24,564
 6.50%, due 8/1/31                                          19,886         20,505
 6.50%, due 10/1/31                                         13,857         14,288
 6.50%, due 6/1/32                                          84,625         87,207
                                                                     ------------
                                                                       10,888,888
                                                                     ------------
FREDDIE MAC
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.2%)
 Series 2632, Class NH
 3.50%, due 6/15/13                                        184,859        177,119
                                                                     ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (0.1%)
 6.00%, due 4/15/29                                         56,343         57,331
 6.00%, due 8/15/32                                         93,708         95,287
                                                                     ------------
                                                                          152,618
                                                                     ------------
V  OVERSEAS PRIVATE INVESTMENT CORP. (1.1%)
 5.142%, due 12/15/23 (l)                                1,200,000      1,192,968
                                                                     ------------

UNITED STATES TREASURY BOND (0.3%)
 6.875%, due 8/15/25                                       270,000        334,357
                                                                     ------------

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
UNITED STATES TREASURY NOTES (2.0%)
 3.875%, due 9/15/10 (f)                            $       95,000   $     93,163
 3.875%, due 2/15/13                                       575,000        556,447
 4.625%, due 2/15/17 (f)                                   645,000        644,698
 4.875%, due 7/31/11                                       880,000        892,100
                                                                     ------------
                                                                        2,186,408
                                                                     ------------
Total U.S. Government & Federal Agencies
 (Cost $22,268,730)                                                    22,281,205
                                                                     ------------

YANKEE BONDS (0.6%) (M)
---------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.3%)
Abitibi-Consolidated, Inc.
 8.85%, due 8/1/30                                          60,000         53,100
Smurfit Capital Funding PLC
 7.50%, due 11/20/25                                       245,000        251,125
                                                                     ------------
                                                                          304,225
                                                                     ------------
INSURANCE (0.1%)
Fairfax Financial Holdings, Ltd.
 7.375%, due 4/15/18 (f)                                    35,000         33,731
 7.75%, due 7/15/37 (f)                                     35,000         33,513
 8.30%, due 4/15/26 (f)                                     10,000         10,125
                                                                     ------------
                                                                           77,369
                                                                     ------------
OIL & GAS (0.0%)++
YPF Sociedad Anonima
 9.125%, due 2/24/09                                        60,000         63,150
                                                                     ------------

REGIONAL GOVERNMENT (0.2%)
Financement-Quebec
 5.00%, due 10/25/12                                       190,000        189,135
                                                                     ------------
Total Yankee Bonds
 (Cost $600,642)                                                          633,879
                                                                     ------------
Total Long-Term Bonds
 (Cost $99,316,823)                                                   104,618,456
                                                                     ------------

                                                            SHARES
x
COMMON STOCKS (0.3%)
---------------------------------------------------------------------------------
AGRICULTURE (0.0%)++
North Atlantic Trading Co., Inc. (c)(d)(i)(n)                  522              5
                                                                     ------------

BUILDING MATERIALS (0.0%)++
Ainsworth Lumber Co., Ltd. (f)                                 300          2,271
                                                                     ------------

MEDIA (0.0%)++
Adelphia Contingent Value Vehicle (c)(d)                   100,330          1,003
                                                                     ------------

 22   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
RETAIL (0.0%)++
Star Gas Partners, L.P. (i)                                 10,896   $     44,238
                                                                     ------------

SOFTWARE (0.1%)
QuadraMed Corp. (c)(i)                                      29,592         92,919
                                                                     ------------
TELECOMMUNICATIONS (0.2%)
Loral Space & Communications, Ltd. (i)                       1,750         83,947
Neon Communications
 Group, Inc. (d)(i)(n)                                      37,163        127,469
                                                                     ------------
                                                                          211,416
                                                                     ------------
Total Common Stocks
 (Cost $141,972)                                                          351,852
                                                                     ------------

CONVERTIBLE PREFERRED STOCKS (0.8%)
---------------------------------------------------------------------------------
INSURANCE (0.5%)
MetLife, Inc.
 6.375% (i)                                                 17,200        565,708
                                                                     ------------

SOFTWARE (0.3%)
QuadraMed Corp.
 5.50% (b)(c)(i)                                            10,400        296,400
                                                                     ------------

TELECOMMUNICATIONS (0.0%)++
Neon Communications Group, Inc.
 6.00% (c)(d)(i)                                             5,076         18,654
                                                                     ------------
Total Convertible Preferred Stocks
 (Cost $738,026)                                                          880,762
                                                                     ------------

PREFERRED STOCKS (0.6%)
---------------------------------------------------------------------------------
MEDIA (0.1%)
Haights Cross Communications, Inc.
 16.00% (c)(n)                                               3,900        150,150
Ziff Davis Holdings, Inc.
 10.00% (a)(c)                                                  48          1,200
                                                                     ------------
                                                                          151,350
                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS (0.4%)
Sovereign Real Estate Investment Corp.
 12.00% (b)(c)                                                 312        464,100
                                                                     ------------

TELECOMMUNICATIONS (0.1%)
Loral Skynet Corp.
 12.00% Series A (f)(h)                                        370         76,544
                                                                     ------------
Total Preferred Stocks
 (Cost $546,934)                                                          691,994
                                                                     ------------
                                                         NUMBER OF
                                                            RIGHTS          VALUE
RIGHTS (0.0%)++
---------------------------------------------------------------------------------
AIRLINES (0.0%)++
Northwest Airlines, Inc. (d)(i)                              1,377   $         14
                                                                     ------------
Total Rights
 (Cost $0)                                                                     14
                                                                     ------------
                                                         NUMBER OF
                                                          WARRANTS
WARRANTS (0.0%)++
---------------------------------------------------------------------------------
MEDIA (0.0%)++
Haights Cross Communications, Inc.
 Strike Price $0.001
 Expire 12/10/11 (c)(d)(i)(n)                                    7              0(r)
 Preferred Class A
 Strike Price $0.001
 Expire 12/10/11 (c)(d)(i)(n)                                3,598             36
Ziff Davis Holdings, Inc.
 Strike Price $0.001
 Expire 8/12/12 (d)(i)                                       8,954             90
                                                                     ------------
Total Warrants
 (Cost $120)                                                                  126
                                                                     ------------
                                                         PRINCIPAL
                                                            AMOUNT
SHORT-TERM INVESTMENTS (5.9%)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (1.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (o)                            $      124,241        124,241
Compass Securitization
 5.292%, due 5/23/07 (o)                                    71,445         71,445
 5.294%, due 5/31/07 (o)                                    70,492         70,492
Den Danske Bank
 5.276%, due 5/15/07 (o)                                   166,022        166,022
General Electric Capital Corp.
 5.23%, due 5/7/07                                         500,000        499,564
Greyhawk Funding LLC
 5.30%, due 5/8/07 (o)                                     120,448        120,448
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (o)                                    47,502         47,502
 5.289%, due 5/4/07 (o)                                     21,013         21,013
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (o)                                    84,053         84,053
Old Line Funding LLC
 5.293%, due 5/16/07 (o)                                    84,053         84,053
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (o)                                     79,513         79,513

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    23

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Ranger Funding
 5.293%, due 5/22/07 (o)                            $       63,040   $     63,040
Yorktown Capital LLC
 5.282%, due 5/31/07 (o)                                    84,053         84,053
                                                                     ------------
Total Commercial Paper
 (Cost $1,515,439)                                                      1,515,439
                                                                     ------------

                                                            SHARES
INVESTMENT COMPANY (0.4%)
BGI Institutional Money Market Fund (o)                    386,597        386,597
                                                                     ------------
Total Investment Company
 (Cost $386,597)                                                          386,597
                                                                     ------------
                                                         PRINCIPAL
                                                            AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $88,269
 (Collateralized by various Corporate
 Bonds and a U.S. Treasury Note, with
 rates between 0.00%-8.38% and
 maturity dates between 8/1/07-2/15/99,
 with a Principal Amount of $139,965
 and a Market Value of $92,229) (o)                 $       88,256         88,256
                                                                     ------------
Total Repurchase Agreement
 (Cost $88,256)                                                            88,256
                                                                     ------------

TIME DEPOSITS (2.3%)
Abbey National PLC
 5.30%, due 5/7/07 (o)                                     168,106        168,106
Bank of America Corp.
 5.27%, due 5/18/07 (a)(o)                                 231,146        231,146
Bank of Nova Scotia
 5.28%, due 5/17/07 (o)                                    147,093        147,093
Calyon
 5.31%, due 5/1/07 (o)                                     487,508        487,508
Deutsche Bank AG
 5.28%, due 5/15/07 (o)                                    168,106        168,106
KBC Bank N.V.
 5.28%, due 6/5/07 (o)                                     189,119        189,119
Rabobank Nederland
 5.265%, due 5/3/07 (o)                                    147,093        147,093
Royal Bank of Scotland
 5.285%, due 5/8/07 (o)                                    210,133        210,133

                                                         PRINCIPAL
                                                            AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (o)                             $      168,106   $    168,106
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (o)                                    168,106        168,106
Toronto Dominion Bank
 5.28%, due 5/11/07 (o)                                    273,173        273,173
UBS AG
 5.27%, due 5/4/07 (o)                                     189,119        189,119
                                                                     ------------
Total Time Deposits
 (Cost $2,546,808)                                                      2,546,808
                                                                     ------------

U.S. GOVERNMENT (1.7%)
U.S. Treasury Bills
 4.825%, due 5/24/07                                     1,400,000      1,395,684
 4.832%, due 5/24/07                                       500,000        498,457
                                                                     ------------
Total U.S. Government
 (Cost $1,894,141)                                                      1,894,141
                                                                     ------------
Total Short-Term Investments
 (Cost $6,431,241)                                                      6,431,241
                                                                     ------------
Total Investments
 (Cost $107,175,116) (p)                                     103.0%   112,974,445(q)
Liabilities in Excess of
 Cash and Other Assets                                        (3.0)    (3,289,813)
                                                    --------------   ------------
Net Assets                                                   100.0%  $109,684,632
                                                    ==============   ============

++   Less than one-tenth of a percent.
+++  All of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.
(a)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(b)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)  Illiquid security. The total market value of these securities at April 30,
     2007 is $1,105,649, which represents 1.0% of the Fund's net assets.
(d)  Fair valued security. The total market value of these securities at April
     30, 2007 is $269,000, which reflects 0.2% of the Fund's net assets.
(e)  Issue in default.
(f)  Represents a security, or a portion thereof, which is out on loan.
(g)  Issuer in bankruptcy.
(h)  PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.

 24   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

(i)  Non-income producing security.
(j) Floating Rate Loan--generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate
     ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at April 30, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(k)  ACES--Alternative Credit Enhancement Structure.
(l)  United States Government Guaranteed Security.
(m) Yankee Bond--dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)  Restricted security.
(o) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)  The cost for federal income tax purposes is $108,926,785.
(q) At April 30, 2007, net unrealized appreciation was $4,047,660 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,628,053 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,580,393.
(r)  Less than one dollar.
The following abbreviations are used in the above portfolio:
ARS--Argentinian Peso
A$--Australian Dollar
BRL--Brazilian Real
C$--Canadian Dollar
CP--Colombian Peso
EGP--Egyptian Pound
E--Euro
L--British Pound Sterling
TRY--New Turkish Lira

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    25

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $107,175,116) including $3,937,867
  market value of securities loaned             $112,974,445
Cash                                                  43,997
Cash denominated in foreign currencies
  (identified cost $40,148)                           41,295
Receivables:
  Dividends and interest                           1,735,068
  Investment securities sold                         355,120
  Fund shares sold                                    20,747
Other assets                                          31,674
Unrealized appreciation on foreign currency
  forward contracts                                   43,535
                                                -------------
    Total assets                                 115,245,881
                                                -------------
LIABILITIES:
Securities lending collateral                      4,037,536
Payables:
  Investment securities purchased                    779,277
  Fund shares redeemed                               133,755
  Transfer agent (See Note 3)                        119,307
  NYLIFE Distributors (See Note 3)                    51,229
  Manager (See Note 3)                                50,786
  Shareholder communication                           47,878
  Professional fees                                   24,377
  Custodian                                           20,126
Accrued expenses                                      13,093
Dividend payable                                      94,404
Unrealized depreciation on foreign currency
  forward contracts                                  189,481
                                                -------------
    Total liabilities                              5,561,249
                                                -------------
Net assets                                      $109,684,632
                                                =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $     72,785
  Class B                                             34,857
  Class C                                             13,381
  Class I                                                221
Additional paid-in capital                       110,203,338
Accumulated distributions in excess of net
  investment income                               (1,757,134)
Accumulated net realized loss on investments      (4,593,626)
Net unrealized appreciation on investments         5,799,329
Net unrealized depreciation on translation of
  other assets and liabilities in foreign
  currencies and foreign currency forward
  contracts                                          (88,519)
                                                -------------
Net assets                                      $109,684,632
                                                =============
CLASS A
Net assets applicable to outstanding shares     $ 65,919,304
                                                =============
Shares of beneficial interest outstanding          7,278,524
                                                =============
Net asset value per share outstanding           $       9.06
Maximum sales charge (4.50% of offering price)          0.43
                                                -------------
Maximum offering price per share outstanding    $       9.49
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 31,484,446
                                                =============
Shares of beneficial interest outstanding          3,485,725
                                                =============
Net asset value and offering price per share
  outstanding                                   $       9.03
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 12,081,055
                                                =============
Shares of beneficial interest outstanding          1,338,070
                                                =============
Net asset value and offering price per share
  outstanding                                   $       9.03
                                                =============
CLASS I
Net assets applicable to outstanding shares     $    199,827
                                                =============
Shares of beneficial interest outstanding             22,058
                                                =============
Net asset value and offering price per share
  outstanding                                   $       9.06
                                                =============

 26   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $3,337,954
  Dividends                                           35,684
  Income from securities loaned--net                   7,250
                                                  -----------
    Total income                                   3,380,888
                                                  -----------
EXPENSES:
  Manager (See Note 3)                               332,013
  Distribution--Class B (See Note 3)                 123,478
  Distribution--Class C (See Note 3)                  45,751
  Transfer agent--Classes A, B and C (See Note
    3)                                               163,485
  Transfer agent--Class I (See Note 3)                   172
  Distribution/Service--Class A (See Note 3)          81,688
  Service--Class B (See Note 3)                       41,159
  Service--Class C (See Note 3)                       15,250
  Custodian                                           39,494
  Professional fees                                   29,279
  Shareholder communication                           27,446
  Registration                                        26,452
  Recordkeeping                                       18,757
  Trustees                                             2,699
  Miscellaneous                                        5,886
                                                  -----------
    Total expenses before waiver                     953,009
  Expense waiver from Manager (See Note 3)           (64,765)
                                                  -----------
    Net expenses                                     888,244
                                                  -----------
Net investment income                              2,492,644
                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
  Security transactions                              837,290
  Foreign currency transactions                      (47,534)
                                                  -----------
Net realized gain on investments and foreign
  currency transactions                              789,756
                                                  -----------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions and unfunded commitments   1,841,597
  Translation of other assets and liabilities in
    foreign currencies and foreign currency
    forward contracts                                (89,717)
                                                  -----------
Net change in unrealized appreciation on
  investments, unfunded commitments and foreign
  currency transactions                            1,751,880
                                                  -----------
Net realized and unrealized gain on investments,
  unfunded commitments and foreign currency
  transactions                                     2,541,636
                                                  -----------
Net increase in net assets resulting from
  operations                                      $5,034,280
                                                  ===========

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    27

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007           2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income               $  2,492,644   $  4,935,048
 Net realized gain on investments
  and foreign currency transactions       789,756        541,651
 Net change in unrealized
  appreciation on investments and
  foreign currency transactions         1,751,880      1,647,581
                                     ---------------------------
 Net increase in net assets
  resulting from operations             5,034,280      7,124,280
                                     ---------------------------

Dividends to shareholders:
 From net investment income:
   Class A                             (2,001,837)    (3,043,145)
   Class B                               (897,562)    (2,170,137)
   Class C                               (330,753)      (592,217)
   Class I                                 (6,225)       (13,052)
                                     ---------------------------
 Total dividends to shareholders       (3,236,377)    (5,818,551)
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                              3,944,646     12,780,102
   Class B                              1,829,211      4,301,883
   Class C                                768,156      2,860,864
   Class I                                  7,289         30,433
 Net asset value of shares issued to shareholders
  in reinvestment of dividends:
   Class A                              1,563,942      2,327,143
   Class B                                657,576      1,426,209
   Class C                                205,349        340,343
   Class I                                  6,225         12,372
                                     ---------------------------
                                        8,982,394     24,079,349
 Cost of shares redeemed:
   Class A                             (8,367,760)   (15,515,186)
   Class B                             (3,535,189)   (18,357,923)
   Class C                             (1,445,113)    (4,992,613)
   Class I                                (16,312)       (77,206)
                                     ---------------------------
                                      (13,364,374)   (38,942,928)
 Net asset value of shares converted (See Note
  1):
   Class A                              2,161,008     25,063,683
   Class B                             (2,161,008)   (25,063,683)
   Decrease in net assets derived
    from capital share transactions    (4,381,980)   (14,863,579)
                                     ---------------------------
   Net decrease in net assets          (2,584,077)   (13,557,850)

                                             2007           2006

NET ASSETS:
Beginning of period                  $112,268,709   $125,826,559
                                     ---------------------------
End of period                        $109,684,632   $112,268,709
                                     ===========================
Accumulated distributions in excess
 of net investment income at end of
 period                              $ (1,757,134)  $ (1,013,401)
                                     ===========================

 28   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     29

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS A
                                            ---------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                            SIX MONTHS                                                2003*
                                              ENDED                                                  THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                             2007***         2006         2005         2004           2003
Net asset value at beginning of period       $  8.91        $  8.81      $  9.01      $  8.77        $  7.97
                                            ----------      -------      -------      -------      -----------
Net investment income (a)                       0.21           0.40         0.39         0.40           0.39
Net realized and unrealized gain (loss) on
  investments                                   0.23           0.18        (0.24)        0.37           0.86
Net realized and unrealized gain (loss) on
  foreign currency transactions                (0.01)         (0.01)        0.04        (0.05)          0.01
                                            ----------      -------      -------      -------      -----------
Total from investment operations                0.43           0.57         0.19         0.72           1.26
                                            ----------      -------      -------      -------      -----------
Less dividends and distributions:
  From net investment income                   (0.28)         (0.47)       (0.39)       (0.48)         (0.38)
  Return of capital                               --             --           --           --          (0.08)
                                            ----------      -------      -------      -------      -----------
Total dividends and distributions              (0.28)         (0.47)       (0.39)       (0.48)         (0.46)
                                            ----------      -------      -------      -------      -----------
Net asset value at end of period             $  9.06        $  8.91      $  8.81      $  9.01        $  8.77
                                            ==========      =======      =======      =======      ===========
Total investment return (c)                     4.84%(d)       6.67%        2.11%        8.44%         16.22%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         4.81%+         4.60%        4.32%        4.48%          5.59%+
  Net expenses                                  1.30%+         1.30%        1.34%        1.41%          1.46%+
  Expenses (before waiver)                      1.42%+         1.46%        1.40%        1.41%          1.46%+
Portfolio turnover rate                           18%            87%(e)      105%          84%            80%
Net assets at end of period (in 000's)       $65,919        $65,566      $40,076      $37,179        $31,042

                                                  CLASS A
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $  8.22      $  8.37
                                            -------      -------
Net investment income (a)                      0.55         0.67(b)
Net realized and unrealized gain (loss) on
  investments                                 (0.03)       (0.14)(b)
Net realized and unrealized gain (loss) on
  foreign currency transactions               (0.15)        0.01
                                            -------      -------
Total from investment operations               0.37         0.54
                                            -------      -------
Less dividends and distributions:
  From net investment income                  (0.46)       (0.62)
  Return of capital                           (0.16)       (0.07)
                                            -------      -------
Total dividends and distributions             (0.62)       (0.69)
                                            -------      -------
Net asset value at end of period            $  7.97      $  8.22
                                            =======      =======
Total investment return (c)                    4.78%        6.62%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        6.95%        7.95%(b)
  Net expenses                                 1.49%        1.44%
  Expenses (before waiver)                     1.49%        1.44%
Portfolio turnover rate                          84%         141%
Net assets at end of period (in 000's)      $18,297      $15,066

                                                                           CLASS C
                                            ---------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                            SIX MONTHS                                                2003*
                                              ENDED                                                  THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                             2007***         2006         2005         2004           2003
Net asset value at beginning of period       $  8.89        $  8.78      $  8.99      $  8.75        $  7.95
                                            ----------      -------      -------      -------      -----------
Net investment income (a)                       0.18           0.34         0.32         0.33           0.34
Net realized and unrealized gain (loss) on
  investments                                   0.21           0.18        (0.25)        0.39           0.86
Net realized and unrealized gain (loss) on
  foreign currency transactions                (0.01)         (0.01)        0.04        (0.06)          0.01
                                            ----------      -------      -------      -------      -----------
Total from investment operations                0.38           0.51         0.11         0.66           1.21
                                            ----------      -------      -------      -------      -----------
Less dividends and distributions:
  From net investment income                   (0.24)         (0.40)       (0.32)       (0.42)         (0.34)
  Return of capital                               --             --           --           --          (0.07)
                                            ----------      -------      -------      -------      -----------
Total dividends and distributions              (0.24)         (0.40)       (0.32)       (0.42)         (0.41)
                                            ----------      -------      -------      -------      -----------
Net asset value at end of period             $  9.03        $  8.89      $  8.78      $  8.99        $  8.75
                                            ==========      =======      =======      =======      ===========
Total investment return (c)                     4.35%(d)       6.01%        1.23%        7.68%         15.55%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         4.06%+         3.85%        3.57%        3.73%          4.84%+
  Net expenses                                  2.05%+         2.05%        2.09%        2.16%          2.21%+
  Expenses (before waiver)                      2.17%+         2.21%        2.15%        2.16%          2.21%+
Portfolio turnover rate                           18%            87%(e)      105%          84%            80%
Net assets at end of period (in 000's)       $12,081        $12,355      $14,004      $14,449        $10,573

                                                 CLASS C
                                            ------------------

                                                YEAR ENDED
                                               DECEMBER 31,
                                             2002        2001
Net asset value at beginning of period      $ 8.20      $ 8.36
                                            ------      ------
Net investment income (a)                     0.49        0.61 (b)
Net realized and unrealized gain (loss) on
  investments                                (0.03)      (0.15)(b)
Net realized and unrealized gain (loss) on
  foreign currency transactions              (0.15)       0.01
                                            ------      ------
Total from investment operations              0.31        0.47
                                            ------      ------
Less dividends and distributions:
  From net investment income                 (0.42)      (0.56)
  Return of capital                          (0.14)      (0.07)
                                            ------      ------
Total dividends and distributions            (0.56)      (0.63)
                                            ------      ------
Net asset value at end of period            $ 7.95      $ 8.20
                                            ======      ======
Total investment return (c)                   3.99%       5.78%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                       6.20%       7.20%(b)
  Net expenses                                2.24%       2.19%
  Expenses (before waiver)                    2.24%       2.19%
Portfolio turnover rate                         84%        141%
Net assets at end of period (in 000's)      $5,967      $2,965

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  As required, effective January 1, 2001 the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 is shown below.
     Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                               CLASS A   CLASS B   CLASS C
Decrease net investment income                                 ($0.00)(f) ($0.00)(f) ($0.00)(f)
Increase net realized and unrealized gains and losses            0.00(f)   0.00(f)   0.00(f)
Decrease ratio of net investment income                         (0.13%)   (0.13%)   (0.13%)

(c)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(d)  Total return is not annualized.
(e)  The portfolio turnover rate not including mortgage dollar rolls for the year ended October
     31, 2006 is 66%.
(f)  Less than one cent per share.

 30   MainStay Diversified Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                            CLASS B
------------------------------------------------------------------------------------------------
                                                           JANUARY 1,
    SIX MONTHS                                                2003*
      ENDED                                                  THROUGH             YEAR ENDED
    APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
     2007***         2006         2005         2004           2003           2002         2001
     $  8.89        $  8.78      $  8.99      $  8.75        $  7.95        $  8.20      $  8.36
    ----------      -------      -------      -------      -----------      -------      -------
        0.18           0.34         0.32         0.33           0.34           0.49         0.61 (b)
        0.21           0.18        (0.25)        0.39           0.86          (0.03)       (0.15)(b)
       (0.01)         (0.01)        0.04        (0.06)          0.01          (0.15)        0.01
    ----------      -------      -------      -------      -----------      -------      -------
        0.38           0.51         0.11         0.66           1.21           0.31         0.47
    ----------      -------      -------      -------      -----------      -------      -------
       (0.24)         (0.40)       (0.32)       (0.42)         (0.34)         (0.42)       (0.56)
          --             --           --           --          (0.07)         (0.14)       (0.07)
    ----------      -------      -------      -------      -----------      -------      -------
       (0.24)         (0.40)       (0.32)       (0.42)         (0.41)         (0.56)       (0.63)
    ----------      -------      -------      -------      -----------      -------      -------
     $  9.03        $  8.89      $  8.78      $  8.99        $  8.75        $  7.95      $  8.20
    ==========      =======      =======      =======      ===========      =======      =======
        4.35%(d)       6.01%        1.23%        7.68%         15.55%(d)       3.99%        5.78%
        4.06%+         3.85%        3.57%        3.73%          4.84%+         6.20%        7.20%(b)
        2.05%+         2.05%        2.09%        2.16%          2.21%+         2.24%        2.19%
        2.17%+         2.21%        2.15%        2.16%          2.21%+         2.24%        2.19%
          18%            87%(e)      105%          84%            80%            84%         141%
     $31,484        $34,148      $71,515      $77,933        $73,799        $55,842      $51,694

                        CLASS I
--------------------------------------------------------
                                             JANUARY 2,
     SIX MONTHS                                2004**
       ENDED             YEAR ENDED            THROUGH
     APRIL 30,          OCTOBER 31,          OCTOBER 31,
      2007***         2006        2005          2004
       $ 8.91        $ 8.81      $ 9.02        $ 8.96
     ----------      ------      ------      -----------
         0.23          0.43        0.42          0.33
         0.22          0.18       (0.25)         0.16
        (0.01)        (0.01)       0.04         (0.02)
     ----------      ------      ------      -----------
         0.44          0.60        0.21          0.47
     ----------      ------      ------      -----------
        (0.29)        (0.50)      (0.42)        (0.41)
           --            --          --            --
     ----------      ------      ------      -----------
        (0.29)        (0.50)      (0.42)        (0.41)
     ----------      ------      ------      -----------
       $ 9.06        $ 8.91      $ 8.81        $ 9.02
     ==========      ======      ======      ===========
         5.02%(d)      7.09%       2.32%         5.44%(d)
         5.16%+        4.94%       4.69%         4.77%+
         0.95%+        0.96%       0.97%         1.12%+
         1.05%+        1.12%       1.03%         1.12%+
           18%           87%(e)     105%           84%
       $  200        $  199      $  232        $   72

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    31

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Diversified Income Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares and Class B shares commenced on February 28, 1997. Class C shares commenced on September 1, 1998. Class I shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to provide current income and competitive overall return by investing primarily in domestic and foreign debt securities.

The Fund also invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Loans are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans. As of April 30, 2007, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion

 32   MainStay Diversified Income Fund
of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $269,000 that were valued in such manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

The investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 36) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) LOAN ASSIGNMENTS, PARTICIPATIONS AND COMMITMENTS. The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available (a "commitment") to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateral-

                                                    www.mainstayfunds.com     33
ized in nature. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower ("intermediate participants"). In the event that the borrower, selling participant or intermediate participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts.

(I) FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into foreign currency forward contracts primarily to hedge its foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates or to try to enhance the Fund's returns.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Fund's exposure at period end to credit loss in the event of a counterparty's failure to perform its obligations. (See Note 5 on page 37.)

(J) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currencies amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(K) MORTGAGE DOLLAR ROLLS. The Fund enters into mortgage dollar roll ("MDR") transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Fund maintains liquid assets from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(L) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market

 34   MainStay Diversified Income Fund
value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 37.)

(M) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5 on page 37.)

(N) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.60% on assets up to $500 million and 0.55% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.30%; Class B, 2.05%; Class C, 2.05%; and Class I, 0.96%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.30% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $332,013 and waived its fees in the amount of $64,765.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                                       OCTOBER 31,
                                                            2008*         2009       2010       TOTAL
$19,479                                                            $   190,789   $64,765    $275,033
-----------------------------------------------------------------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.30% of the Fund's average daily net assets. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to

                                                    www.mainstayfunds.com     35
the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $10,069 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $273, $21,598, and $506, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $163,657.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows: At April 30 2007, New York Life and its affiliates held shares of the fund with the following values and percentages of net assets as follows:

Class A                                    $8,471,837  12.9%
-----------------------------------------------------------
Class B                                           107   0.0*
-----------------------------------------------------------
Class C                                           111   0.0*
-----------------------------------------------------------
Class I                                         1,163   0.6
-----------------------------------------------------------

*  Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $2,525.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services

 36   MainStay Diversified Income Fund
provided to the Fund by the Manager amounted to $18,757 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:
At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $5,279,384 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2008                  $1,322
               2009                     864
               2010                   1,161
               2011                     523
               2014                   1,409
       -------------------------------------------
                                     $5,279
       -------------------------------------------

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                      2006
Distributions paid from:
  Ordinary Income                              $5,818,551
----------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED, FOREIGN CURRENCY FORWARD CONTRACTS AND RESTRICTED SECURITIES:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $3,937,867. The Fund received $4,037,536 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

Foreign currency forward contracts open at April 30, 2007:

                                                                 CONTRACT      CONTRACT        UNREALIZED
                                                                   AMOUNT        AMOUNT     APPRECIATION/
                                                                PURCHASED          SOLD    (DEPRECIATION)
Foreign Currency Buy Contracts
---------------------------------------------------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 5/2/07                         E1,344,100    $1,794,575    $        39,651
---------------------------------------------------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 6/5/07                         E1,344,100    $1,837,183               (526)
---------------------------------------------------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 5/2/07               L  105,000    $  206,104              3,865
---------------------------------------------------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 6/5/07               L  105,000    $  209,915                 19
---------------------------------------------------------------------------------------------------------

                                                                   CONTRACT      CONTRACT
                                                                     AMOUNT        AMOUNT
                                                                       SOLD     PURCHASED
Foreign Currency Sale Contracts
-----------------------------------------------------------------------------------------------------------
Canadian Dollar vs. U.S. Dollar, expiring 5/18/07             C$   567,765    $  484,193            (27,613)
-----------------------------------------------------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 5/18/07                        E  2,981,660    $3,983,498            (87,884)
-----------------------------------------------------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 5/11/07              L  1,065,338    $2,100,000            (30,267)
-----------------------------------------------------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 5/18/07              L    827,470    $1,612,739            (41,828)
-----------------------------------------------------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 7/18/07              L    143,900    $  286,237             (1,363)
-----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency forward contracts                               $      (145,946)
-----------------------------------------------------------------------------------------------------------

Foreign currency held at April 30, 2007:

                       CURRENCY                               COST      VALUE
Argentinian Peso                           ARS  18,527    $ 6,016    $ 5,997
Australian Dollar                          A$   19,238     15,565     15,978
Canadian Dollar                            C$   10,638      9,033      9,584
Egyptian Pound                             EGP   1,044        182        184
Euro                                       E     7,000      9,352      9,552
-----------------------------------------------------------------------------
                                                          $40,148    $41,295
-----------------------------------------------------------------------------

                                                    www.mainstayfunds.com     37

Restricted securities held at April 30, 2007:

                                                                  SHARES/
                                              DATE(S) OF        NUMBER OF                              4/30/07      PERCENTAGE OF
SECURITY                                     ACQUISITION         WARRANTS             COST               VALUE         NET ASSETS
Haights Cross Communications, Inc.
  Preferred Stock
  16.00%                                  1/22/04-2/3/06            3,900       $181,730            $150,150                 0.1%
  Warrants, Preferred Class A             1/22/04-2/3/06            3,598             36                  36                 0.0(b)
  Warrants                                1/22/04-2/3/06                7              0(a)                0(a)              0.0(b)
---------------------------------------------------------------------------------------------------------------------------------
Neon Communications Group, Inc.          6/21/01-4/11/06           37,163         21,094             127,469                 0.1
---------------------------------------------------------------------------------------------------------------------------------
North Atlantic Trading Co., Inc.
  Common Stock                                   4/21/04              522              5                   5                 0.0(b)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                $202,865            $277,660                 0.2%
---------------------------------------------------------------------------------------------------------------------------------

(a) Less than one dollar.
(b) Less than one-tenth of a percent.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.
NOTE 7--LINE OF CREDIT:
The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of U.S. Government securities were $5,457 and $6,067, respectively. Purchase and sales of securities, other than U.S. Government securities and short-term securities, were $14,515 and $19,572, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS
(IN 000'S):

                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C   CLASS I

Shares sold                                 437       204        86         1
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                 174        73        23         1
-------------------------------------------------------------------------------
                                            611       277       109         2
Shares redeemed                            (927)     (422)     (161)       (2)
-------------------------------------------------------------------------------
Shares converted (See Note 1)               240      (212)       --        --
-------------------------------------------------------------------------------
Net decrease                                (76)     (357)      (52)       --(a)
-------------------------------------------------------------------------------

                                                       YEAR ENDED
                                                    OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C   CLASS I

Shares sold                                1,456       490      325         4
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                  265       163       39         1
-------------------------------------------------------------------------------
                                           1,721       653      364         5
Shares redeemed                           (1,764)   (2,096)    (569)       (9)
-------------------------------------------------------------------------------
Shares converted (See Note 1)              2,848    (2,855)      --        --
-------------------------------------------------------------------------------
Net increase (decrease)                    2,805    (4,298)    (205)       (4)
-------------------------------------------------------------------------------

*   Unaudited.
(a) Less than one thousand shares.

 38   MainStay Diversified Income Fund

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     39

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

 DIVERSIFIED         VOTES        VOTES
 INCOME FUND          FOR        WITHHELD   ABSTENTIONS       TOTAL
Susan B.
 Kerley          7,215,258.615  29,595.044  12,777.000    7,257,630.659
-----------------------------------------------------------------------
Alan R.
 Latshaw         7,215,510.329  29,343.330  12,777.000    7,257,630.659
-----------------------------------------------------------------------
Peter Meenan     7,215,258.615  29,595.044  12,777.000    7,257,630.659
-----------------------------------------------------------------------
Richard H.
 Nolan, Jr.      7,215,510.329  29,343.330  12,777.000    7,257,630.659
-----------------------------------------------------------------------
Richard S.
 Trutanic        7,215,510.329  29,343.330  12,777.000    7,257,630.659
-----------------------------------------------------------------------
Roman L. Weil    7,215,510.329  29,343.330  12,777.000    7,257,630.659
-----------------------------------------------------------------------
John A.
 Weisser         7,215,258.615  29,595.044  12,777.000    7,257,630.659
-----------------------------------------------------------------------
Brian A.
 Murdock         7,215,510.329  29,343.330  12,777.000    7,257,630.659
-----------------------------------------------------------------------

This resulted in approval of the proposal.

 40   MainStay Diversified Income Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     41

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

 42   MainStay Diversified Income Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     43

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 44   MainStay Diversified Income Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-AO10897      (RECYCLE
SYMBOL)                        MS155-07                             MSDI10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    LARGE CAP GROWTH FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    LARGE CAP GROWTH FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                  10
--------------------------------------------------------------------------------

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------

Financial Statements                                                          15
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  26
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        26
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               26
--------------------------------------------------------------------------------

Trustees and Officers                                                         27

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        0.16%   1.91%  6.11%   6.36%
Excluding sales charges   5.99    7.84   7.32    6.96

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                    9450                       10000                       10000
                                                          13854                       14209                       14107
                                                          14990                       17978                       17185
                                                          18848                       22936                       18926
                                                          15458                       15539                       16471
                                                          13006                       12415                       14391
                                                          11093                       10633                       12476
                                                          13664                       12935                       15330
                                                          14142                       12987                       16302
                                                          17171                       14959                       18815
4/30/07                                                   18517                       16791                       21681

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        0.72%   2.02%  6.23%   6.17%
Excluding sales charges   5.72    7.02   6.54    6.17

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                   10000                       10000                       10000
                                                          14551                       14209                       14107
                                                          15627                       17978                       17185
                                                          19501                       22936                       18926
                                                          15874                       15539                       16471
                                                          13256                       12415                       14391
                                                          11222                       10633                       12476
                                                          13719                       12935                       15330
                                                          14102                       12987                       16302
                                                          17003                       14959                       18815
4/30/07                                                   18196                       16791                       21681

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
With sales charges        4.72%   6.21%  6.54%   6.17%
Excluding sales charges   5.72    7.21   6.54    6.17

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                   10000                       10000                       10000
                                                          14551                       14209                       14107
                                                          15627                       17978                       17185
                                                          19501                       22936                       18926
                                                          15874                       15539                       16471
                                                          13256                       12415                       14391
                                                          11222                       10633                       12476
                                                          13719                       12935                       15330
                                                          14102                       12987                       16302
                                                          16973                       14959                       18815
4/30/07                                                   18196                       16791                       21681

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee.

THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
                          6.62%   8.65%  7.79%   7.33%

(PERFORMANCE GRAPH)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                   10000                       10000                       10000
                                                          14697                       14209                       14107
                                                          15942                       17978                       17185
                                                          20096                       22936                       18926
                                                          16522                       15539                       16471
                                                          13936                       12415                       14391
                                                          11916                       10633                       12476
                                                          14715                       12935                       15330
                                                          15265                       12987                       16302
                                                          18663                       14959                       18815
4/30/07                                                   20278                       16791                       21681

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR   YEARS   YEARS
------------------------------------------------------
                          6.30%   8.33%  7.59%   7.17%

(PERFORMANCE GRAPH)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                   10000                       10000                       10000
                                                          14682                       14209                       14107
                                                          15910                       17978                       17185
                                                          20035                       22936                       18926
                                                          16456                       15539                       16471
                                                          13867                       12415                       14391
                                                          11845                       10633                       12476
                                                          14612                       12935                       15330
                                                          15145                       12987                       16302
                                                          18452                       14959                       18815
4/30/07                                                   19990                       16791                       21681

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL                                            SIX     ONE    FIVE     TEN
TOTAL RETURNS                                            MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------------------------------------
                                                          6.34%   8.19%  7.33%   6.91%

(PERFORMANCE GRAPH)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                   10000                       10000                       10000
                                                          14646                       14209                       14107
                                                          15831                       17978                       17185
                                                          19886                       22936                       18926
                                                          16292                       15539                       16471
                                                          13695                       12415                       14391
                                                          11668                       10633                       12476
                                                          14358                       12935                       15330
                                                          14847                       12987                       16302
                                                          18027                       14959                       18815
4/30/07                                                   19503                       16791                       21681

Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of .25%. Class R1 and Class R2 shares are only available through corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. On 4/1/05, FMI Winslow Growth Fund was reorganized into MainStay Large Cap Growth Fund Class A shares. Prior to 4/1/05, performance for MainStay Large Cap Growth Fund Class A shares includes the historical performance of FMI Winslow Growth Fund adjusted to reflect the applicable sales charge, fees, estimated expenses and fee waivers/expense limitations of Class A shares upon initial offer. Prior to 4/1/05, performance for Class B, C and I shares includes the performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class B, C and I shares upon initial offer. Unadjusted, the performance shown for those newer classes of shares might have been lower.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE AND FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Large Cap Growth Fund

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL                                            SIX     ONE    FIVE     TEN
TOTAL RETURNS                                            MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------------------------------------
                                                          6.17%   7.84%  7.02%   6.62%

(PERFORMANCE GRAPH)

                                                   MAINSTAY LARGE CAP          RUSSELL 1000 GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------          -------------------            -------------
4/30/97                                                   10000                       10000                       10000
                                                          14609                       14209                       14107
                                                          15752                       17978                       17185
                                                          19737                       22936                       18926
                                                          16130                       15539                       16471
                                                          13524                       12415                       14391
                                                          11494                       10633                       12476
                                                          14109                       12935                       15330
                                                          14552                       12987                       16302
                                                          17607                       14959                       18815
4/30/07                                                   18987                       16791                       21681

                                           SIX      ONE     FIVE     TEN
BENCHMARK PERFORMANCE                     MONTHS    YEAR    YEARS   YEARS
-------------------------------------------------------------------------

Russell 1000(R) Growth Index(1)            8.42%   12.25%   6.22%   5.32%
S&P 500(R) Index(2)                        8.60    15.24    8.54    8.05
Average Lipper large-cap growth fund(3)    7.38     7.56    4.99    5.76

Prior to the reorganization, FMI Winslow Growth Fund had no sales charge and its total net expenses were capped at 1.30%. The total expenses of MainStay Large Cap Growth Fund are currently capped at 1.40%. Fund performance for all share classes prior to 4/1/05 has not been adjusted to reflect the current expense cap; had it been, the performance shown would have been lower. Prior to 4/28/06, performance for Class R3 shares includes the historical performance of Class A shares adjusted to reflect the applicable fees, estimated expenses and fee waivers/expense limitations of Class R3 shares upon initial offer and fees and expenses for Class R3 shares.
1. The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume the reinvestment of all income and capital gains. The Russell 1000(R) Growth Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

On 4/1/05, FMI Winslow Growth Fund was reorganized into MainStay Large Cap Growth Fund. Effective 6/29/05, MainStay Blue Chip Growth Fund, which had assets of $234.1 million, merged into MainStay Large Cap Growth Fund, which had assets of $16.5 million. Performance for MainStay Large Cap Growth Fund includes the performance history of FMI Winslow Growth Fund from inception (7/1/95) through 3/31/05, during which time FMI Winslow Growth Fund's asset size generally was in the range of $4 million to $52 million. Performance history shown for MainStay Large Cap Growth Fund through 3/31/05, therefore, reflects performance of a much smaller portfolio than the current MainStay Large Cap Growth Fund. Performance shown may not be indicative of what performance would have been had the portfolio been larger.

THE DISCLOSURE ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,060.30           $ 7.15            $1,018.00            $ 7.00
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,057.75           $10.97            $1,014.25            $10.74
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,057.75           $10.97            $1,014.25            $10.74
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,066.40           $ 4.00            $1,021.10            $ 3.91
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,063.20           $ 4.50            $1,020.60            $ 4.41
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,063.70           $ 5.73            $1,019.40            $ 5.61
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,062.10           $ 7.06            $1,018.10            $ 6.91
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.40% for Class A, 2.15% for Class B and Class C, 0.78% for Class I, 0.88% for Class R1, 1.12% for Class R2 and 1.38% for R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



 8   MainStay Large Cap Growth Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(COMPOSITION PIE CHART)

Common Stocks                                                                     98.7
Short-Term Investments (collateral from securities lending                         9.4
  is 9.4%)
Liabilities in Excess of Cash and Other Assets                                    (8.1)

See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Cisco Systems, Inc.
 2.  Goldman Sachs Group, Inc. (The)
 3.  America Movil SAB de C.V., ADR, Series L
 4.  QUALCOMM, Inc.
 5.  Southwestern Energy Co.
 6.  Google, Inc., Class A
 7.  Apple, Inc.
 8.  United Technologies Corp.
 9.  Danaher Corp.
10.  Franklin Resources, Inc.

                                                     www.mainstayfunds.com     9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Clark J. Winslow, Justin H. Kelly, CFA, and R. Bart Wear, CFA, of Winslow Capital Management, Inc.

HOW DID MAINSTAY LARGE CAP GROWTH FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Large Cap Growth Fund returned 5.99% for Class A shares, 5.72% for Class B shares and 5.72% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund returned 6.62% for Class I shares, 6.30% for Class R1 shares, 6.34% for Class R2 shares and 6.17% for Class R3 shares. All share classes underperformed the 8.42% return of the Russell 1000(R) Growth Index(1) and the 7.38% return of the average Lipper(2) large-cap growth fund for the six months ended April 30, 2007. The Russell 1000(R) Growth Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHICH SECTORS WERE AMONG THE FUND'S STRONGEST PERFORMERS FOR THE SIX MONTHS ENDED APRIL 30, 2007 AND WHICH SECTORS WERE WEAK?

Telecommunication services was the Fund's strongest sector on an absolute basis, with performance driven by strong cell phone usage in Latin America. Energy was the second-best-performing sector, with favorable stock selection more than compensating for volatile weather patterns. Health care was the Fund's third-strongest sector, aided by newer stock purchases.

None of the Fund's sectors had negative results, but the weakest absolute performers included consumer staples and consumer discretionary, both of which underperformed the Russell 1000(R) Growth Index. Although the industrials sector outperformed the Index, the Fund's underweight position, combined with lagging performance from some previously strong industrial holdings, detracted from the Fund's performance.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS WERE STRONG PERFORMERS AND WHICH STOCKS WERE WEAK?

The Fund's position in IntercontinentalExchange advanced on high revenue growth and investors' increased acceptance of electronic exchange trading. The Fund's long-held position in Monsanto enhanced results as the market broadened for the company's genetically improved seeds. Alcon's shares rallied as the stock recovered from a price correction in 2006. The company's fundamentals remained solid, propelled by specialty medical care products, particularly in the eye care arena.

The Fund's three worst-performing stocks were BEA Systems, International Game Technology and Converse Technology. Although BEA Systems achieved the earnings we anticipated in the third quarter, its shares declined on a weaker-than-expected management outlook. International Game Technology pulled back noticeably because growth was expected to slow in mid-2007. We remained optimistic, however, about the stock's longer-term outlook. Converse Technology's shares fell as new stock-option disclosure problems came to light.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

Newer holding Southwestern Energy provided strong results during the reporting period, and we believe that the company will benefit from substantially increased production. New holding Intuitive Surgical saw its shares rise from initial purchase through the end of April 2007, driven by increasing acceptance of the company's robotic surgery tools.

Poor performance at BEA Systems and Converse Technology led us to eliminate both positions during the reporting period.

WERE THERE ANY CHANGES TO THE FUND'S POSITIONING DURING THE REPORTING PERIOD?

Weighting changes are primarily a residual of the Fund's stock-specific investment approach. Several information technology stocks that had underperformed in much of 2006 became more attractively priced during the reporting period, and we selectively added to the Fund's information technology holdings. The Fund's weighting in financials increased when the Fund's holdings outperformed and when we added to the Fund's electronic exchange investments.


1. See footnote on page 7 for more information on the Russell 1000(R) Growth Index.
2. See footnote on page 7 for more information on Lipper Inc.

 10   MainStay Large Cap Growth Fund

We reduced the Fund's weighting in industrials, which had been at a slightly above-benchmark level, on expectations of slower economic growth. We reduced the Fund's energy weighting to take profits in stocks that had experienced strong gains in 2006.

As of April 30, 2007, the Fund was overweight relative to the Russell 1000(R) Growth Index in financials and telecommunication services. As of the same date, the Fund was underweight relative to the Index in consumer discretionary and consumer staples.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    www.mainstayfunds.com     11

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                        SHARES          VALUE
COMMON STOCKS (98.7%)+
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (4.1%)
Rockwell Collins, Inc.                                 138,100   $  9,069,027
V  United Technologies Corp.                           346,100     23,233,693
                                                                 ------------
                                                                   32,302,720
                                                                 ------------
BIOTECHNOLOGY (4.8%)
Genentech, Inc. (a)                                    228,500     18,277,715
Genzyme Corp. (a)                                      122,900      8,026,599
Gilead Sciences, Inc. (a)                              143,800     11,751,336
                                                                 ------------
                                                                   38,055,650
                                                                 ------------
CAPITAL MARKETS (8.3%)
V  Franklin Resources, Inc.                            151,700     19,919,727
V  Goldman Sachs Group, Inc. (The)                     131,000     28,637,910
Merrill Lynch & Co., Inc.                              103,700      9,356,851
T. Rowe Price Group, Inc.                              153,800      7,640,784
                                                                 ------------
                                                                   65,555,272
                                                                 ------------
CHEMICALS (1.7%)
Ecolab, Inc.                                           140,200      6,027,198
Monsanto Co.                                           132,000      7,786,680
                                                                 ------------
                                                                   13,813,878
                                                                 ------------
COMMUNICATIONS EQUIPMENT (11.6%)
V  Cisco Systems, Inc. (a)                           1,141,300     30,518,362
Corning, Inc. (a)                                      468,700     11,117,564
F5 Networks, Inc. (a)                                  108,200      8,307,596
Nokia OYJ, Sponsored ADR (b)(c)                        359,600      9,079,900
V  QUALCOMM, Inc.                                      561,900     24,611,220
Research In Motion, Ltd. (a)                            58,900      7,750,062
                                                                 ------------
                                                                   91,384,704
                                                                 ------------
COMPUTERS & PERIPHERALS (5.9%)
V  Apple, Inc. (a)                                     233,600     23,313,280
Hewlett-Packard Co.                                    283,700     11,955,118
Network Appliance, Inc. (a)                            290,000     10,790,900
                                                                 ------------
                                                                   46,059,298
                                                                 ------------
CONSUMER FINANCE (2.1%)
American Express Co.                                   269,100     16,326,297
                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Chicago Mercantile Exchange Holdings, Inc. Class A
 (c)                                                    26,600     13,745,550
IntercontinentalExchange, Inc. (a)                      67,500      8,572,500
Moody's Corp.                                          118,300      7,821,996
Nymex Holdings, Inc. (a)(c)                             55,900      7,250,789
                                                                 ------------
                                                                   37,390,835
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
MetroPCS Communications, Inc. (a)                      166,260      4,663,593
                                                                 ------------


                                                        SHARES          VALUE
ENERGY EQUIPMENT & SERVICES (1.5%)
Schlumberger, Ltd.                                     157,800   $ 11,650,374
                                                                 ------------

FOOD & STAPLES RETAILING (3.1%)
CVS Caremark Corp.                                     260,200      9,429,648
Walgreen Co.                                           342,500     15,035,750
                                                                 ------------
                                                                   24,465,398
                                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Alcon, Inc. (c)                                        115,600     15,597,908
Intuitive Surgical, Inc. (a)(c)                         61,200      7,935,192
                                                                 ------------
                                                                   23,533,100
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (1.6%)
McKesson Corp.                                         209,800     12,342,534
                                                                 ------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
International Game Technology                          209,100      7,975,074
Starbucks Corp. (a)                                    202,800      6,290,856
                                                                 ------------
                                                                   14,265,930
                                                                 ------------
HOUSEHOLD PRODUCTS (2.0%)
Procter & Gamble Co. (The)                             248,300     15,968,173
                                                                 ------------

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric Co.                                   402,700     14,843,522
                                                                 ------------

INTERNET SOFTWARE & SERVICES (3.6%)
Akamai Technologies, Inc. (a)(c)                       112,100      4,941,368
V  Google, Inc. Class A (a)                             49,900     23,521,862
                                                                 ------------
                                                                   28,463,230
                                                                 ------------
IT SERVICES (2.6%)
Mastercard, Inc. Class A (c)                            76,600      8,554,688
Paychex, Inc.                                          317,200     11,768,120
                                                                 ------------
                                                                   20,322,808
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES (1.3%)
Thermo Fisher Scientific, Inc. (a)                     191,300      9,959,078
                                                                 ------------

MACHINERY (2.7%)
V  Danaher Corp.                                       300,600     21,399,714
                                                                 ------------

MEDIA (1.7%)
Comcast Corp. Class A (a)                              516,600     13,638,240
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12   MainStay Large Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
MULTILINE RETAIL (2.7%)
Kohl's Corp. (a)                                       119,300   $  8,832,972
Target Corp.                                           206,900     12,283,653
                                                                 ------------
                                                                   21,116,625
                                                                 ------------
OIL, GAS & CONSUMABLE FUELS (5.8%)
Cameco Corp.                                           117,000      5,454,540
V  Southwestern Energy Co. (a)                         575,500     24,171,000
Suncor Energy, Inc.                                     97,100      7,816,550
Ultra Petroleum Corp. (a)                              142,800      8,099,616
                                                                 ------------
                                                                   45,541,706
                                                                 ------------
PHARMACEUTICALS (3.5%)
Allergan, Inc.                                          98,300     11,913,960
Wyeth                                                  282,400     15,673,200
                                                                 ------------
                                                                   27,587,160
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
CB Richard Ellis Group, Inc. Class A (a)               218,400      7,392,840
                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Broadcom Corp. Class A (a)                             241,800      7,870,590
Marvell Technology Group, Ltd. (a)                     469,900      7,579,487
                                                                 ------------
                                                                   15,450,077
                                                                 ------------
SOFTWARE (4.2%)
Autodesk, Inc. (a)                                     200,700      8,282,889
Microsoft Corp.                                        571,900     17,122,686
Salesforce.com, Inc. (a)                               174,700      7,337,400
                                                                 ------------
                                                                   32,742,975
                                                                 ------------
SPECIALTY RETAIL (0.7%)
CarMax, Inc. (a)                                       215,000      5,357,800
                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Coach, Inc. (a)                                        220,300     10,757,249
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
Fastenal Co. (c)                                       242,700      9,979,824
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (5.6%)
V  America Movil SAB de C.V., ADR, Series L (b)        480,700     25,251,171
NII Holdings, Inc. (a)(c)                              241,600     18,542,800
                                                                 ------------
                                                                   43,793,971
                                                                 ------------
Total Common Stocks
 (Cost $668,488,688)                                              776,124,575
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (9.4%)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (2.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (d)                            $2,264,394   $  2,264,394
Compass Securitization
 5.292%, due 5/23/07 (d)                             1,302,146      1,302,146
 5.294%, due 5/31/07 (d)                             1,284,766      1,284,766
Den Danske Bank
 5.276%, due 5/15/07 (d)                             3,025,895      3,025,895
Greyhawk Funding LLC
 5.30%, due 5/8/07 (d)                               2,195,262      2,195,262
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (d)                               865,755        865,755
 5.289%, due 5/4/07 (d)                                382,984        382,984
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (d)                             1,531,937      1,531,937
Old Line Funding LLC
 5.293%, due 5/16/07 (d)                             1,531,937      1,531,937
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (d)                              1,449,185      1,449,185
Ranger Funding
 5.293%, due 5/22/07 (d)                             1,148,953      1,148,953
Yorktown Capital LLC
 5.282%, due 5/31/07 (d)                             1,531,937      1,531,937
                                                                 ------------
Total Commercial Paper
 (Cost $18,515,151)                                                18,515,151
                                                                 ------------

                                                        SHARES
INVESTMENT COMPANY (0.9%)
BGI Institutional Money Market Fund (d)              7,046,049      7,046,049
                                                                 ------------
Total Investment Company
 (Cost $7,046,049)                                                  7,046,049
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $1,608,776 (Collateralized
 by various Corporate Bonds and a U.S. Treasury
 Note, with rates between 0.00%-8.38% and maturity
 dates between 8/1/07-2/15/99, with a Principal
 Amount of $2,550,982 and a Market Value of
 $1,680,957) (d)                                    $1,608,534   $  1,608,534
                                                                 ------------
Total Repurchase Agreement
 (Cost $1,608,534)                                                  1,608,534
                                                                 ------------
TIME DEPOSITS (5.9%)
Abbey National PLC
 5.30%, due 5/7/07 (d)                               3,063,874      3,063,874
Bank of America Corp.
 5.27%, due 5/18/07 (d)(e)                           4,212,827      4,212,827
Bank of Nova Scotia
 5.28%, due 5/17/07 (d)                              2,680,890      2,680,890
Calyon
 5.31%, due 5/1/07 (d)                               8,885,234      8,885,234
Deutsche Bank AG
 5.28%, due 5/15/07 (d)                              3,063,874      3,063,874
KBC Bank N.V.
 5.28%, due 6/5/07 (d)                               3,446,858      3,446,858
Rabobank Nederland
 5.265%, due 5/3/07 (d)                              2,680,890      2,680,890
Royal Bank of Scotland
 5.285%, due 5/8/07 (d)                              3,829,842      3,829,842
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (d)                              3,063,874      3,063,874
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (d)                              3,063,874      3,063,874

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Toronto Dominion Bank
 5.28%, due 5/11/07 (d)                             $4,978,795   $  4,978,795
UBS AG
 5.27%, due 5/4/07 (d)                               3,446,858      3,446,858
                                                                 ------------
Total Time Deposits
 (Cost $46,417,690)                                                46,417,690
                                                                 ------------
Total Short-Term Investments
 (Cost $73,587,424)                                                73,587,424
                                                                 ------------
Total Investments
 (Cost $742,076,112) (f)                                 108.1%   849,711,999(g)
Liabilities in Excess of
 Cash and Other Assets                                    (8.1)   (63,693,904)
                                                    ----------   ------------
Net Assets                                               100.0%  $786,018,095
                                                    ==========   ============

(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c) Represents a security, or a portion thereof, which is out on loan.
(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) Floating rate. Rate shown is the rate in effect at April 30, 2007.
(f)  The cost for federal income tax purposes is $743,850,515.
(g)  At April 30, 2007 net unrealized appreciation was
     $105,861,484, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $111,391,298 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,529,814.

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 14   MainStay Large Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost
  $742,076,112) including $71,878,329 market
  value of securities loaned                    $849,711,999
Cash                                              24,119,930
Receivables:
  Investment securities sold                       2,768,591
  Fund shares sold                                   867,946
  Dividends and interest                             335,173
Other assets                                          74,180
                                                -------------
    Total assets                                 877,877,819
                                                -------------
LIABILITIES:
Securities lending collateral                     73,587,424
Payables:
  Investment securities purchased                 16,149,576
  Fund shares redeemed                               756,019
  Transfer agent (See Note 3)                        600,999
  Manager (See Note 3)                               446,712
  NYLIFE Distributors (See Note 3)                   181,115
  Shareholder communication                           91,442
  Professional fees                                   36,071
  Custodian                                            3,981
  Trustees                                             3,970
Accrued expenses                                       2,415
                                                -------------
    Total liabilities                             91,859,724
                                                -------------
Net assets                                      $786,018,095
                                                =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    402,796
  Class B                                            201,821
  Class C                                             46,101
  Class I                                            601,457
  Class R1                                             9,068
  Class R2                                             3,359
  Class R3                                                17
Additional paid-in capital                       841,047,934
Accumulated net investment loss                   (1,752,642)
Accumulated net realized loss on investments    (162,177,703)
Net unrealized appreciation on investments       107,635,887
                                                -------------
Net assets                                      $786,018,095
                                                =============
CLASS A
Net assets applicable to outstanding shares     $249,518,283
                                                =============
Shares of beneficial interest outstanding         40,279,631
                                                =============
Net asset value per share outstanding           $       6.19
Maximum sales charge (5.50% of offering price)          0.36
                                                -------------
Maximum offering price per share outstanding    $       6.55
                                                =============
CLASS B
Net assets applicable to outstanding shares     $123,182,067
                                                =============
Shares of beneficial interest outstanding         20,182,122
                                                =============
Net asset value and offering price per share
  outstanding                                   $       6.10
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 28,119,109
                                                =============
Shares of beneficial interest outstanding          4,610,088
                                                =============
Net asset value and offering price per share
  outstanding                                   $       6.10
                                                =============
CLASS I
Net assets applicable to outstanding shares     $377,440,097
                                                =============
Shares of beneficial interest outstanding         60,145,716
                                                =============
Net asset value and offering price per share
  outstanding                                   $       6.28
                                                =============
CLASS R1
Net assets applicable to outstanding shares     $  5,661,300
                                                =============
Shares of beneficial interest outstanding            906,806
                                                =============
Net asset value and offering price per share
  outstanding                                   $       6.24
                                                =============
CLASS R2
Net assets applicable to outstanding shares     $  2,086,449
                                                =============
Shares of beneficial interest outstanding            335,855
                                                =============
Net asset value and offering price per share
  outstanding                                   $       6.21
                                                =============
CLASS R3
Net assets applicable to outstanding shares     $     10,790
                                                =============
Shares of beneficial interest outstanding              1,742
                                                =============
Net asset value and offering price per share
  outstanding                                   $       6.19
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 2,144,672
  Interest                                           379,706
  Income from securities loaned--net                 101,287
                                                 ------------
    Total income                                   2,625,665
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             2,591,084
  Transfer agent--Classes A, B and C (See Note
    3)                                               716,776
  Transfer agent--Classes I, R1, R2 and R3 (See
    Note 3)                                          103,602
  Distribution--Class B (See Note 3)                 479,233
  Distribution--Class C (See Note 3)                  86,718
  Distribution--Class R3 (See Note 3)                     13
  Distribution/Service--Class A (See Note 3)         277,799
  Service--Class B (See Note 3)                      159,744
  Service--Class C (See Note 3)                       28,906
  Distribution/Service--Class R2 (See Note 3)          1,851
  Distribution/Service--Class R3 (See Note 3)             13
  Shareholder communication                           61,696
  Professional fees                                   57,315
  Registration                                        53,027
  Recordkeeping                                       47,258
  Trustees                                            12,739
  Custodian                                            9,868
  Shareholder service--Class R1                        2,287
  Shareholder service--Class R2                          740
  Shareholder service--Class R3                            5
  Miscellaneous                                       10,798
                                                 ------------
    Total expenses before waiver                   4,701,472
  Expense waiver from Manager (See Note 3)          (323,165)
                                                 ------------
    Net expenses                                   4,378,307
                                                 ------------
Net investment loss                               (1,752,642)
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                   5,291,665
Net change in unrealized appreciation on
  investments                                     38,132,050
                                                 ------------
Net realized and unrealized gain on investments   43,423,715
                                                 ------------
Net increase in net assets resulting from
  operations                                     $41,671,073
                                                 ============

 16   MainStay Large Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007           2006
INCREASE IN NET ASSETS:
Operations:
 Net investment loss                 $ (1,752,642)  $ (2,616,202)
 Net realized gain on investments       5,291,665      2,619,250
 Net change in unrealized
  appreciation on investments          38,132,050     40,546,094
                                     ---------------------------
 Net increase in net assets
  resulting from operations            41,671,073     40,549,142
                                     ---------------------------
Distributions to shareholders:
 From net realized gain on investments:
   Class A                                     --        (41,083)
   Class B                                     --        (92,585)
   Class C                                     --         (4,617)
   Class I                                     --        (59,626)
   Class R1                                    --             (1)
   Class R2                                    --             (1)
                                     ---------------------------
 Total distributions to
  shareholders                                 --       (197,913)
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             59,919,312    114,559,639
   Class B                              7,031,596     17,783,940
   Class C                             11,147,820     12,454,427
   Class I                            120,740,173    176,512,397
   Class R1                             3,108,030      2,987,358
   Class R2                             2,068,325          6,096
   Class R3                                    12         10,000
 Net asset value of shares issued to shareholders
  in reinvestment of distributions:
   Class A                                     --         39,308
   Class B                                     --         78,600
   Class C                                     --          3,751
   Class I                                     --         59,455
   Class R1                                    --              1
   Class R2                                    --              1
                                     ---------------------------
                                      204,015,268    324,494,973
 Cost of shares redeemed:
   Class A                            (31,028,428)   (29,965,731)
   Class B                            (17,865,908)   (34,478,538)
   Class C                             (2,543,122)    (3,283,483)
   Class I                            (22,041,170)   (25,575,965)
   Class R1                              (903,896)       (56,753)
   Class R2                               (56,133)            --
   Class R3                                   (12)            --
                                     ---------------------------
                                      (74,438,669)   (93,360,470)

                                             2007           2006
 Net asset value of shares converted (See Note 1):
   Class A                           $  6,435,484   $ 33,247,592
   Class B                             (6,435,484)   (33,247,592)
 Increase in net assets derived
  from capital share transactions     129,576,599    231,134,503
                                     ---------------------------
 Net increase in net assets           171,247,672    271,485,732

NET ASSETS:
Beginning of period                   614,770,423    343,284,691
                                     ---------------------------
End of period                        $786,018,095   $614,770,423
                                     ===========================
Accumulated net investment loss at
 end of period                       $ (1,752,642)  $         --
                                     ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                           CLASS A
                                ---------------------------------------------------------------------------------------------
                                                                   JULY 1,
                                SIX MONTHS         YEAR             2005*
                                  ENDED            ENDED           THROUGH
                                APRIL 30,       OCTOBER 31,      OCTOBER 31,                  YEAR ENDED JUNE 30,
                                 2007***           2006             2005           2005         2004        2003        2002
Net asset value at beginning
  of period                      $   5.84        $   5.31          $  5.06        $  4.69      $ 3.96      $ 3.92      $ 5.07
                                ----------      -----------      -----------      -------      ------      ------      ------
Net investment loss (a)             (0.02)          (0.03)           (0.01)         (0.03)      (0.03)      (0.03)      (0.03)
Net realized and unrealized
  gain (loss) on investments         0.37            0.56             0.26           0.40        0.76        0.07       (1.12)
                                ----------      -----------      -----------      -------      ------      ------      ------
Total from investment
  operations                         0.35            0.53             0.25           0.37        0.73        0.04       (1.15)
                                ----------      -----------      -----------      -------      ------      ------      ------
Less distributions:
  From net realized gain on
    investments                        --           (0.00)(b)           --             --          --          --          --
                                ----------      -----------      -----------      -------      ------      ------      ------
Net asset value at end of
  period                         $   6.19        $   5.84          $  5.31        $  5.06      $ 4.69      $ 3.96      $ 3.92
                                ==========      ===========      ===========      =======      ======      ======      ======
Total investment return (c)          5.99%(d)       10.04%            4.94%(d)       7.89%      18.43%       1.02%     (22.53%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss               (0.63%)+        (0.53%)          (0.77%)+       (0.29%)     (0.77%)     (0.74%)     (0.73%)
  Net expenses                       1.40% +         1.40%            1.40% +        1.35%       1.30%       1.30%       1.30%
  Expenses (before waiver)           1.47% +         1.63%            1.77% +        3.01%       2.78%       3.17%       2.71%
Portfolio turnover rate                38%             92%              29%            27%         94%        108%         71%
Net assets at end of period
  (in 000's)                     $249,518        $200,500          $71,859        $67,000      $4,926      $3,972      $4,144

                                                         CLASS I
                                ----------------------------------------------------------
                                                                   JULY 1,        APRIL 1,
                                SIX MONTHS         YEAR             2005*          2005**
                                  ENDED            ENDED           THROUGH        THROUGH
                                APRIL 30,       OCTOBER 31,      OCTOBER 31,      JUNE 30,
                                 2007***           2006             2005            2005
Net asset value at beginning
  of period                      $   5.89        $   5.33          $  5.07        $  4.83
                                ----------      -----------      -----------      --------
Net investment income (loss)
  (a)                               (0.00)(b)        0.01             0.00 (b)      (0.01)
Net realized and unrealized
  gain on investments                0.39            0.55             0.26           0.25
                                ----------      -----------      -----------      --------
Total from investment
  operations                         0.39            0.56             0.26           0.24
                                ----------      -----------      -----------      --------
Less distributions:
  From net realized gain on
    investments                        --           (0.00)(b)           --             --
                                ----------      -----------      -----------      --------
Net asset value at end of
  period                         $   6.28        $   5.89          $  5.33        $  5.07
                                ==========      ===========      ===========      ========
Total investment return (c)          6.62%(d)       10.56%            5.13%(d)       4.97%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)      (0.01%)+         0.11%            0.06% +       (0.28%)+
  Net expenses                       0.78% +         0.75%            0.60% +        1.02% +
  Expenses (before waiver)           0.91% +         0.98%            0.97% +        3.11% +
Portfolio turnover rate                38%             92%              29%            27%
Net assets at end of period
  (in 000's)                     $377,440        $259,588          $93,694        $14,349

*    The Fund changed its fiscal year end from June 30 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Classes I, R1, R2 and R3 are not subject to sales charges.
(d)  Total return is not annualized.

 18   MainStay Large Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                            CLASS B                                                           CLASS C
---------------------------------------------------------------      ----------------------------------------------------------
                                        JULY 1,        APRIL 1,                                         JULY 1,        APRIL 1,
     SIX MONTHS         YEAR             2005*          2005**       SIX MONTHS         YEAR             2005*          2005**
       ENDED            ENDED           THROUGH        THROUGH         ENDED            ENDED           THROUGH        THROUGH
     APRIL 30,       OCTOBER 31,      OCTOBER 31,      JUNE 30,      APRIL 30,       OCTOBER 31,      OCTOBER 31,      JUNE 30,
      2007***           2006             2005            2005         2007***           2006             2005            2005
      $   5.77        $   5.29         $   5.06        $  4.83        $  5.77          $  5.29          $ 5.05          $ 4.83
     ----------      -----------      -----------      --------      ----------      -----------      -----------      --------
         (0.04)          (0.07)           (0.03)         (0.00)(b)      (0.04)           (0.07)          (0.03)          (0.01)
          0.37            0.55             0.26           0.23           0.37             0.55            0.27            0.23
     ----------      -----------      -----------      --------      ----------      -----------      -----------      --------
          0.33            0.48             0.23           0.23           0.33             0.48            0.24            0.22
     ----------      -----------      -----------      --------      ----------      -----------      -----------      --------
            --           (0.00)(b)           --             --             --            (0.00)(b)          --              --
     ----------      -----------      -----------      --------      ----------      -----------      -----------      --------
      $   6.10        $   5.77         $   5.29        $  5.06        $  6.10          $  5.77          $ 5.29          $ 5.05
     ==========      ===========      ===========      ========      ==========      ===========      ===========      ========
          5.72%(d)        9.13%            4.55%(d)       4.76%(d)       5.72%(d)         9.13%           4.75%(d)        4.55%(d)
         (1.37%)+        (1.29%)          (1.52%)+       (1.41%)+       (1.38%)+         (1.29%)         (1.52%)+        (1.41%)+
          2.15% +         2.15%            2.15% +        2.15% +        2.15% +          2.15%           2.15% +         2.15% +
          2.22% +         2.38%            2.52% +        4.24% +        2.22% +          2.38%           2.52% +         4.24% +
            38%             92%              29%            27%            38%              92%             29%             27%
      $123,182        $133,330         $169,703        $168,063       $28,119          $18,171          $8,024          $7,190

                           CLASS R1                                                    CLASS R2
---------------------------------------------------------------      --------------------------------------------
                                        JULY 1,        APRIL 1,                                         JULY 1,
     SIX MONTHS         YEAR             2005*          2005**       SIX MONTHS         YEAR            2005**
       ENDED            ENDED           THROUGH        THROUGH         ENDED            ENDED           THROUGH
     APRIL 30,       OCTOBER 31,      OCTOBER 31,      JUNE 30,      APRIL 30,       OCTOBER 31,      OCTOBER 31,
      2007***           2006             2005            2005         2007***           2006             2005
       $ 5.87          $ 5.31            $5.06          $ 4.83         $ 5.84          $ 5.30           $ 5.05
     ----------      -----------      -----------      --------      ----------      -----------      -----------
        (0.00)(b)        0.00 (b)         0.00(b)        (0.03)         (0.01)          (0.01)           (0.01)
         0.37            0.56             0.25            0.26           0.38            0.55             0.26
     ----------      -----------      -----------      --------      ----------      -----------      -----------
         0.37            0.56             0.25            0.23           0.37            0.54             0.25
     ----------      -----------      -----------      --------      ----------      -----------      -----------
           --           (0.00)(b)           --              --             --           (0.00)(b)           --
     ----------      -----------      -----------      --------      ----------      -----------      -----------
       $ 6.24          $ 5.87            $5.31          $ 5.06         $ 6.21          $ 5.84           $ 5.30
     ==========      ===========      ===========      ========      ==========      ===========      ===========
         6.30%(d)       10.60%            4.94%(d)        4.76%(d)       6.34%(d)       10.25%            4.95%(d)
        (0.11%)+         0.03%            0.10%+         (0.38%)+       (0.34%)+        (0.24%)          (0.51%)+
         0.88% +         0.85%            0.70%+          1.12% +        1.12% +         1.10%            0.95% +
         1.01% +         1.08%            1.07%+          3.21% +        1.25% +         1.33%            1.32% +
           38%             92%              29%             27%            38%             92%              29%
       $5,661          $3,163            $   2          $    2         $2,086          $    9           $    2

              CLASS R3
---  ---------------------------
                      APRIL 28,
     SIX MONTHS        2006**
       ENDED           THROUGH
     APRIL 30,       OCTOBER 31,
      2007***           2006
       $ 5.83          $ 5.74
     ----------      -----------
        (0.02)          (0.01)
         0.38            0.10
     ----------      -----------
         0.36            0.09
     ----------      -----------
           --              --
     ----------      -----------
       $ 6.19          $ 5.83
     ==========      ===========
         6.17%(d)        1.57%(d)
        (0.61%)+        (0.47%)+
         1.38% +         1.37% +
         1.51% +         1.63% +
           38%             92%
       $   11          $   10

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Large Cap Growth Fund (the "Fund"), a diversified fund.

The Fund currently offers seven classes of shares. Class A shares, Class B shares, Class C shares, Class I shares, Class R1 shares and Class R2 shares commenced on March 31, 2005. Distribution of Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The seven classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek long-term growth of capital.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on

 20   MainStay Large Cap Growth Fund
securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 23.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. Winslow Capital Management, Inc. (the "Subadvisor"), is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.80% on assets up to $250 million, 0.75% on assets from $250 million up to $500 million, 0.725% on assets from $500 million up to $750 million, 0.70% on assets from $750 million up to $2.0 billion, 0.65% on assets from $2.0 billion up to $3.0 billion and 0.60% on assets in excess of $3.0 billion. The Manager has voluntarily agreed to waive a portion of its management fee so that the management fee does not exceed 0.75% on assets up to $250 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total

                                                    www.mainstayfunds.com     21
ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class:
Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class I, 0.75%; Class R1, 0.85%;
Class R2, 1.10% and Class R3, 1.35%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.40% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $2,591,084 and waived its fees in the amount of $323,165.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

               OCTOBER 31,
        2008*            2009      2010       TOTAL
      $278,094         $928,988  $261,179   $1,468,261
------------------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of the average daily net assets of all Winslow-serviced investment company assets managed by NYLIM, including the Fund as follows: 0.40% up to $250 million, 0.35% on assets from $250 million up to $500 million, 0.30% on assets from $500 million up to $750 million, 0.25% on assets from $750 million up to $1.0 billion and 0.20% on assets in excess of $1.0 billion.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Class R2 Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $41,130 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $1,413, $103,305 and $5,859, respectively, for the six months ended April 30, 2007.

 22   MainStay Large Cap Growth Fund

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $820,378.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                  $   236        0.0*%
-------------------------------------------------------------
Class B                                    2,527        0.0*
-------------------------------------------------------------
Class C                                    2,654        0.0*
-------------------------------------------------------------
Class I                                    2,602        0.0*
-------------------------------------------------------------
Class R1                                   2,585        0.0*
-------------------------------------------------------------
Class R2                                   2,573        0.1
-------------------------------------------------------------
Class R3                                  10,784       99.9
-------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $14,498.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $47,258 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $165,694,965 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2007                 $  6,418
               2008                   99,425
               2009                   53,277
               2010                    5,418
               2013                    1,157
       -------------------------------------------
                                    $165,695
       -------------------------------------------

The Fund utilized $3,206,983 of capital loss carryforwards during the year ended October 31, 2006.

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                     2006
Distributions paid from:
  Ordinary Income                                $ 37,927
  Long-term Capital Gains                         159,986
---------------------------------------------------------
                                                 $197,913
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $71,878,329. The Fund received $73,587,424 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

                                                    www.mainstayfunds.com     23

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $386,109 and $253,732, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                                                    SIX MONTHS ENDED
                                                                                    APRIL 30, 2007*
                                                         CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2   CLASS R3
Shares sold                                              10,005     1,188     1,890    19,719       516       344         --(a)
-------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                          (5,161)   (3,088)     (431)   (3,616)     (148)       (8)        --(a)
-------------------------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                             1,077    (1,019)       --        --        --        --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   5,921    (2,919)    1,459    16,102       368       335         --(a)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED
                                                                                   OCTOBER 31, 2006
                                                       CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2   CLASS R3**
Shares sold                                            20,213     3,170     2,221    30,987       549         1           2
-------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions              7        14         1        11        --(a)     --(a)       --
-------------------------------------------------------------------------------------------------------------------------------
                                                       20,220     3,184     2,222    30,998       549         1           2
Shares redeemed                                        (5,343)   (6,188)     (589)   (4,535)      (10)       --          --
-------------------------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                           5,937    (5,958)       --        --        --        --          --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                20,814    (8,962)    1,633    26,463       539         1           2
-------------------------------------------------------------------------------------------------------------------------------

*  Unaudited.
** Commenced operations on April 28, 2006.
(a) Less than one thousand shares.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

 24   MainStay Large Cap Growth Fund

SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     25

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley

  - Alan R. Latshaw

  - Peter Meenan

  - Richard H. Nolan, Jr.

  - Richard S. Trutanic

  - Roman L. Weil

  - John A. Weisser

  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

  LARGE CAP           VOTES            VOTES
 GROWTH FUND           FOR           WITHHELD        ABSTENTIONS         TOTAL
Susan B.
 Kerley           53,132,160.866      118,098.231       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
Alan R.
 Latshaw          53,139,857.264      110,401.833       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
Peter Meenan      53,137,105.185      113,153.912       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
Richard H.
 Nolan, Jr.       53,137,047.374      113,211.723       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
Richard S.
 Trutanic         53,137,804.620      112,454.477       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
Roman L. Weil     53,138,703.354      111,555.743       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
John A.
 Weisser          53,136,668.713      113,590.384       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------
Brian A.
 Murdock          53,140,201.045      119,058.052       64,665.000   53,314,924.097
-----------------------------------------------------------------------------------

This resulted in approval of the proposal.

 26   MainStay Large Cap Growth Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc., since 2006 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999 to 2002)
        ----------------------------------------------------------------------------------------------------------------------

 28   MainStay Large Cap Growth Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     29

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 30   MainStay Large Cap Growth Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

       NYLIM-A010773          (RECYCLE LOGO)       MS155-07         MSLG10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP VALUE FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher

President




                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP VALUE FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      10
--------------------------------------------------------------------------------

Financial Statements                                                          13
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  26
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        26
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               26
--------------------------------------------------------------------------------

Trustees and Officers                                                         27

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        6.13%    8.19%  8.58%     11.66%
Excluding sales charges  12.31    14.49   9.82      12.37

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP VALUE FUND         RUSSELL MIDCAP VALUE INDEX
                                                                ---------------------------         --------------------------
6/1/98                                                                      9450                              10000
                                                                           11772                              10433
                                                                           13166                               9965
                                                                           15604                              11918
                                                                           16741                              12921
                                                                           13663                              11178
                                                                           17841                              15082
                                                                           19467                              18144
                                                                           23358                              21486
4/30/07                                                                    26741                              25710

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        7.10%    8.75%  8.72%     11.53%
Excluding sales charges  11.93    13.66   9.01      11.53

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP VALUE FUND         RUSSELL MIDCAP VALUE INDEX
                                                                ---------------------------         --------------------------
6/1/98                                                                     10000                              10000
                                                                           12375                              10433
                                                                           13736                               9965
                                                                           16149                              11918
                                                                           17205                              12921
                                                                           13938                              11178
                                                                           18050                              15082
                                                                           19562                              18144
                                                                           23299                              21486
4/30/07                                                                    26481                              25710

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges       10.90%   12.61%  8.99%     11.53%
Excluding sales charges  11.86    13.59   8.99      11.53

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP VALUE FUND         RUSSELL MIDCAP VALUE INDEX
                                                                ---------------------------         --------------------------
6/1/98                                                                     10000                              10000
                                                                           12375                              10433
                                                                           13736                               9965
                                                                           16149                              11918
                                                                           17205                              12921
                                                                           13938                              11178
                                                                           18050                              15082
                                                                           19562                              18144
                                                                           23299                              21486
4/30/07                                                                    26465                              25710

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of .25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.65%   14.87%  10.20%    12.72%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP VALUE FUND         RUSSELL MIDCAP VALUE INDEX
                                                                ---------------------------         --------------------------
6/1/98                                                                     10000                              10000
                                                                           12487                              10433
                                                                           14002                               9965
                                                                           16638                              11918
                                                                           17897                              12921
                                                                           14642                              11178
                                                                           19178                              15082
                                                                           21001                              18144
                                                                           25325                              21486
4/30/07                                                                    29090                              25710

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.58%   14.87%  10.13%    12.62%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP VALUE FUND         RUSSELL MIDCAP VALUE INDEX
                                                                ---------------------------         --------------------------
6/1/98                                                                     10000                              10000
                                                                           12474                              10433
                                                                           13973                               9965
                                                                           16586                              11918
                                                                           17823                              12921
                                                                           14567                              11178
                                                                           19063                              15082
                                                                           20863                              18144
                                                                           25135                              21486
4/30/07                                                                    28871                              25710

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.47%   14.58%  9.82%     12.32%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP VALUE FUND         RUSSELL MIDCAP VALUE INDEX
                                                                ---------------------------         --------------------------
6/1/98                                                                     10000                              10000
                                                                           12444                              10433
                                                                           13904                               9965
                                                                           16460                              11918
                                                                           17642                              12921
                                                                           14385                              11178
                                                                           18766                              15082
                                                                           20477                              18144
                                                                           24597                              21486
4/30/07                                                                    28183                              25710

                                     SIX      ONE    FIVE      SINCE
BENCHMARK PERFORMANCE               MONTHS   YEAR    YEARS   INCEPTION
----------------------------------------------------------------------

Russell Midcap(R) Value Index(1)    12.78%   19.66%  15.95%    11.82%
Average Lipper mid cap value
  fund(2)                           12.88    15.99   13.34     11.00

From inception (6/1/98) through 8/31/98, performance for Class C shares (first offered 9/1/98) includes the historical performance of Class B shares adjusted to reflect the applicable CDSC, fees, estimated expenses and fee waivers/expense limitations of Class C shares upon initial offer. From inception (6/1/98) through 12/31/03, performance for Class I, R1 and R2 shares (first offered 1/2/04) includes the historical performance of Class A shares adjusted to reflect the applicable fees, estimated expenses, and fee waivers/expense limitations of Class I, R1 and R2 shares upon initial offer. Unadjusted, the performance shown for these new classes of shares might have been lower.
1. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Mid Cap Value Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MID CAP VALUE FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,123.90           $ 6.85            $1,018.50            $ 6.51
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,120.45           $10.78            $1,014.75            $10.24
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,119.75           $10.77            $1,014.75            $10.24
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,126.85           $ 3.96            $1,021.25            $ 3.76
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,126.25           $ 4.48            $1,020.75            $ 4.26
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,125.30           $ 5.80            $1,019.50            $ 5.51
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.30% for Class A, 2.05% for Class B and Class C, 0.75% for Class I, 0.85% for Class R1 and 1.10% for Class R2) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(COMPOSITION PIE CHART)

Common Stocks                                                                     94.3
Short-Term Investments (collateral from securities lending                       12.0*
  is 7.6%)
Investment Company                                                                 1.3
Written Call Option                                                               (0.1)
Liabilities in Excess of Cash and Other Assets                                    (7.5)

* Includes 0.7% of Short-Term Investment Company Securities.

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  PMI Group, Inc. (The)
 2.  Genworth Financial, Inc., Class A
 3.  Teva Pharmaceutical Industries, Ltd., Sponsored
     ADR
 4.  Edison International
 5.  Kroger Co. (The)
 6.  PPL Corp.
 7.  Hess Corp.
 8.  PNC Financial Services Group, Inc.
 9.  Marshall & Ilsley Corp.
10.  Pitney Bowes, Inc.

 8   MainStay Mid Cap Value Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Richard A. Rosen, CFA, and Mark T. Spellman of MacKay Shields LLC

HOW DID MAINSTAY MID CAP VALUE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Mid Cap Value Fund returned 12.31% for Class A shares, 11.93% for Class B shares and 11.86% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 12.65%, Class R1 shares returned 12.58% and Class R2 shares returned 12.47%. All share classes underperformed the 12.78% return of the Russell Midcap(R) Value Index(1) and the 12.88% return of the average Lipper(2) mid-cap value fund for the six months ended April 30, 2007. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHAT WERE SOME OF THE FUND'S BEST-PERFORMING INDIVIDUAL STOCKS?

The strongest contributors to the Fund's absolute performance included KOS Pharmaceuticals, Kroger and TRW Automotive Holdings. KOS Pharmaceuticals, a maker of cholesterol-lowering and other drugs, was acquired for a substantial premium by Abbot Laboratories in early November 2006. We eliminated the Fund's entire position by sale or tender in mid-December. Supermarket chain Kroger posted better-than-expected sales and earnings, and its restructuring efforts helped it compete with such heavyweights as Wal-Mart and Target. We trimmed the Fund's position in Kroger when its shares approached our price target. TRW Automotive Holdings reported good results in its safety-related products, and merger and acquisition activity in the auto parts & equipment subindustry underscored the company's appreciating value. At the end of April 2007, we sold the Fund's entire position in TRW Automotive Holdings when the shares reached our price target, which we felt represented the company's full value.

WHICH STOCKS DETRACTED FROM THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

Shares of semiconductor company Advanced Micro Devices took the greatest toll on the Fund's performance during the reporting period, hurt by a price war with Intel that depressed sales and earnings. By the end of March, we concluded that Advanced Micro Devices' shares no longer fit our investment criteria and we sold the Fund's entire position.

Shares of The Gap also detracted from the Fund's results, as the specialty retailer continued to struggle with its flagship brands and posted disappointing sales figures for several consecutive months. Encouraged by the chairman's initiatives to change senior management and restructure and refocus the company, we retained the shares in the Fund.

The Fund's position in Barr Pharmaceuticals also hurt performance. The company's share price was dampened when investors took a wait-and-see attitude about the integration of a recently acquired European generic drug firm. We remain cautiously optimistic in light of share values and management's track record, and the Fund continued to hold Barr Pharmaceuticals shares.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

In addition to the transactions we've already mentioned, the Fund initiated a new position in Sallie Mae, the nation's leading provider of student loans. When we purchased the shares in early February 2007, Congress, the Bush administration and the press were questioning the company's profit potential and business practices. Sallie Mae's share price subsequently rose when an investor group offered to buy the company. The Fund also established a new position in Affiliated Computer Services during the reporting period. After the Fund's purchase, the share price rose significantly when a group led by the company's chairman made a leveraged buyout offer.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2007, the Fund held overweight positions relative to the Russell Midcap(R) Value Index in the energy, industrials and health care sectors. On the same date, the Fund was underweight relative to the Index in utilities, consumer staples, financials and telecommunication services.


The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. Mid-capitalization companies are generally less established and their stocks may be more volatile and less liquid than the securities of large companies. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on the Russell Midcap(R) Value Index.
2. See footnote on page 6 for more information on Lipper Inc.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED


                                                           SHARES          VALUE
COMMON STOCKS (94.3%)+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.0%)
Raytheon Co.                                              139,842   $  7,487,141
                                                                    ------------
BUILDING PRODUCTS (1.5%)
American Standard Cos., Inc.                              105,800      5,825,348
                                                                    ------------
CAPITAL MARKETS (1.8%)
E*TRADE Financial Corp. (a)                               307,300      6,785,184
                                                                    ------------
CHEMICALS (3.6%)
Arch Chemicals, Inc.                                      139,782      4,224,212
Chemtura Corp.                                            531,200      5,859,136
Olin Corp.                                                211,325      3,622,111
                                                                    ------------
                                                                      13,705,459
                                                                    ------------
COMMERCIAL BANKS (5.9%)
KeyCorp                                                   158,100      5,641,008
V  Marshall & Ilsley Corp.                                169,243      8,127,049
V  PNC Financial Services Group, Inc.                     115,200      8,536,320
                                                                    ------------
                                                                      22,304,377
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
V  Pitney Bowes, Inc.                                     166,911      8,011,728
                                                                    ------------
COMPUTERS & PERIPHERALS (2.0%)
Emulex Corp. (a)                                          356,700      7,483,566
                                                                    ------------
CONSUMER FINANCE (1.2%)
SLM Corp.                                                  85,900      4,623,997
                                                                    ------------
CONTAINERS & PACKAGING (1.6%)
Ball Corp.                                                121,000      6,133,490
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES (1.0%)
H&R Block, Inc.                                           173,700      3,927,357
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Windstream Corp.                                           59,360        867,843
                                                                    ------------
ELECTRIC UTILITIES (6.7%)
V  Edison International                                   188,000      9,841,800
Entergy Corp.                                              55,887      6,323,055
V  PPL Corp.                                              210,200      9,166,822
                                                                    ------------
                                                                      25,331,677
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Molex, Inc. Class A                                       192,400      5,154,396
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (6.4%)
BJ Services Co.                                            68,300      1,957,478
Diamond Offshore Drilling, Inc. (b)                        54,100      4,630,960
ENSCO International, Inc.                                  74,422      4,195,912
GlobalSantaFe Corp.                                        87,856      5,616,634
Pride International, Inc. (a)                              61,100      2,004,691
Rowan Cos., Inc. (b)                                      167,700      6,144,528
                                                                    ------------
                                                                      24,550,203
                                                                    ------------
FOOD & STAPLES RETAILING (2.6%)
V  Kroger Co. (The)                                       330,500      9,753,055
                                                                    ------------


                                                           SHARES          VALUE
FOOD PRODUCTS (2.2%)
General Mills, Inc.                                       128,500   $  7,697,150
J.M. Smucker Co. (The)                                     14,000        781,480
                                                                    ------------
                                                                       8,478,630
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (1.6%)
Quest Diagnostics, Inc.                                   128,300      6,272,587
                                                                    ------------
INSURANCE (8.7%)
Aspen Insurance Holdings, Ltd.                            290,300      7,695,853
V  Genworth Financial, Inc. Class A                       350,700     12,797,043
Hartford Financial Services
 Group, Inc. (The)                                         19,947      2,018,636
PartnerRe, Ltd. (b)                                        97,400      7,014,748
SAFECO Corp.                                               56,200      3,750,788
                                                                    ------------
                                                                      33,277,068
                                                                    ------------
IT SERVICES (2.5%)
Affiliated Computer Services, Inc. Class A (a)             96,000      5,751,360
Computer Sciences Corp. (a)                                71,152      3,951,782
                                                                    ------------
                                                                       9,703,142
                                                                    ------------
MACHINERY (2.8%)
Pentair, Inc.                                             209,400      6,730,116
Timken Co. (The)                                          115,400      3,805,892
                                                                    ------------
                                                                      10,536,008
                                                                    ------------
MEDIA (7.1%)
Cinemark Holdings, Inc. (a)(b)                             21,100        398,790
Gannett Co., Inc.                                         128,400      7,326,504
Getty Images, Inc. (a)                                    138,200      7,186,400
Idearc, Inc.                                              159,900      5,556,525
Tribune Co.                                               202,200      6,632,160
                                                                    ------------
                                                                      27,100,379
                                                                    ------------
METALS & MINING (1.7%)
Teck Cominco, Ltd. Class B                                 86,300      6,561,389
                                                                    ------------
MULTI-UTILITIES (1.5%)
PG&E Corp.                                                114,025      5,769,665
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS (3.8%)
V  Hess Corp.                                             156,500      8,881,375
Spectra Energy Corp.                                      213,200      5,564,520
                                                                    ------------
                                                                      14,445,895
                                                                    ------------
PHARMACEUTICALS (4.5%)
Barr Pharmaceuticals, Inc. (a)                             77,000      3,723,720
Forest Laboratories, Inc. (a)                              66,900      3,559,749

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Mid Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
V  Teva Pharmaceutical Industries, Ltd., Sponsored
 ADR (c)                                                  261,000   $  9,998,910
                                                                    ------------
                                                                      17,282,379
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (3.3%)
DCT Industrial Trust, Inc. (b)                            125,400      1,408,242
Douglas Emmett, Inc.                                       71,400      1,859,970
General Growth Properties, Inc. (b)                        60,248      3,846,835
Highwoods Properties, Inc.                                130,763      5,332,515
                                                                    ------------
                                                                      12,447,562
                                                                    ------------
ROAD & RAIL (2.0%)
CSX Corp.                                                 172,922      7,465,043
                                                                    ------------
SPECIALTY RETAIL (4.8%)
Gap, Inc. (The)                                           312,400      5,607,580
TJX Cos., Inc. (The)                                      202,900      5,658,881
Williams-Sonoma, Inc. (b)                                 203,800      7,177,836
                                                                    ------------
                                                                      18,444,297
                                                                    ------------

THRIFTS & MORTGAGE FINANCE (6.5%)
NewAlliance Bancshares, Inc.                              288,500      4,503,485
V  PMI Group, Inc. (The) (b)                              303,800     14,725,186
Sovereign Bancorp, Inc. (b)                               222,802      5,407,405
                                                                    ------------
                                                                      24,636,076
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
W.W. Grainger, Inc.                                        35,700      2,949,534
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
ALLTEL Corp.                                               32,913      2,063,316
                                                                    ------------
Total Common Stocks
 (Cost $290,467,460)                                                 359,377,791
                                                                    ------------
INVESTMENT COMPANY (1.3%)
--------------------------------------------------------------------------------
iShares Russell Midcap Value Index Fund (b)(d)             31,600      4,988,060
                                                                    ------------
Total Investment Company
 (Cost $3,794,392)                                                     4,988,060
                                                                    ------------
                                                        PRINCIPAL
                                                           AMOUNT          VALUE
SHORT-TERM INVESTMENTS (12.0%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (6.3%)
Australia & New Zealand Banking Group, Ltd.
 5.25%, due 5/10/07                                 $   1,997,375   $  1,997,375
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (e)                                  892,524        892,524
Compass Securitization
 5.292%, due 5/23/07 (e)                                  513,249        513,249
 5.294%, due 5/31/07 (e)                                  506,398        506,398
Den Danske Bank
 5.276%, due 5/15/07 (e)                                1,192,674      1,192,674
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                      5,490,000      5,490,000
Greyhawk Funding LLC
 5.30%, due 5/8/07 (e)                                    865,275        865,275
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (e)                                  341,242        341,242
 5.289%, due 5/4/07 (e)                                   150,955        150,955
KfW International Finance, Inc.
 5.22%, due 5/7/07 (f)                                  2,712,638      2,712,638
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (e)                                  603,822        603,822
Old Line Funding LLC
 5.293%, due 5/16/07 (e)                                  603,822        603,822
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (e)                                   571,205        571,205
Prudential Funding LLC
 5.23%, due 5/3/07                                      3,379,017      3,379,017
Ranger Funding
 5.293%, due 5/22/07 (e)                                  452,867        452,867
Societe Generale North America, Inc.
 5.25%, due 5/8/07                                      2,996,938      2,996,938
Yorktown Capital LLC
 5.282%, due 5/31/07 (e)                                  603,822        603,822
                                                                    ------------
Total Commercial Paper
 (Cost $23,873,823)                                                   23,873,823
                                                                    ------------

                                                           SHARES
INVESTMENT COMPANY (0.7%)
BGI Institutional Money Market Fund (e)                 2,777,242      2,777,242
                                                                    ------------
Total Investment Company
 (Cost $2,777,242)                                                     2,777,242
                                                                    ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $634,108
 (Collateralized by various Corporate
 Bonds and a U.S. Treasury Note,
 with rates between 0.00%-8.38% and
 maturity dates between 8/1/07-2/15/99,
 with a Principal Amount of
 $1,005,485 and a Market Value
 of $662,559) (e)                                   $     634,013   $    634,013
                                                                    ------------
Total Repurchase Agreement
 (Cost $634,013)                                                         634,013
                                                                    ------------
TIME DEPOSITS (4.8%)
Abbey National PLC
 5.30%, due 5/7/07 (e)                                  1,207,644      1,207,644
Bank of America Corp.
 5.27%, due 5/18/07 (e)(g)                              1,660,511      1,660,511
Bank of Nova Scotia
 5.28%, due 5/17/07 (e)                                 1,056,689      1,056,689
Calyon
 5.31%, due 5/1/07 (e)                                  3,502,168      3,502,168
Deutsche Bank AG
 5.28%, due 5/15/07 (e)                                 1,207,644      1,207,644
KBC Bank N.V.
 5.28%, due 6/5/07 (e)                                  1,358,600      1,358,600
Rabobank Nederland
 5.265%, due 5/3/07 (e)                                 1,056,689      1,056,689
Royal Bank of Scotland
 5.285%, due 5/8/07 (e)                                 1,509,555      1,509,555
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (e)                                 1,207,644      1,207,644
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (e)                                 1,207,644      1,207,644
Toronto Dominion Bank
 5.28%, due 5/11/07 (e)                                 1,962,422      1,962,422
UBS AG
 5.27%, due 5/4/07 (e)                                  1,358,600      1,358,600
                                                                    ------------
Total Time Deposits
 (Cost $18,295,810)                                                   18,295,810
                                                                    ------------
Total Short-Term Investments
 (Cost $45,580,888)                                                   45,580,888
                                                                    ------------
Total Investments
 (Cost $339,842,740) (h)                                    107.6%   409,946,739(i)
Liabilities in Excess of
 Cash and Other Assets                                       (7.6)   (28,820,614)
                                                    -------------   ------------
Net Assets                                                  100.0%  $381,126,125
                                                    =============   ============
                                                        NUMBER OF
                                                        CONTRACTS          VALUE
WRITTEN CALL OPTION (-0.1%)
--------------------------------------------------------------------------------
BUILDING PRODUCTS (-0.1%)
American Standard Cos., Inc.
 Strike Price $55.00
 Expire 7/21/07                                           (71,300)  $   (213,900)
                                                                    ------------
Total Written Call Option
 (Premium Received $218,887)                                        $   (213,900)
                                                                    ============

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.
(a)  Non-income producing security.
(b) Represents a security, or a portion thereof, which is out on loan.
(c)  ADR--American Depositary Receipt.
(d) Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g) Floating rate. Rate shown is the rate in effect at April 30, 2007.
(h)  The cost for federal income tax purposes is $340,490,920.
(i)  At April 30, 2007 net unrealized appreciation was
     $69,455,819, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $71,920,709 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,464,890.

 12   MainStay Mid Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $339,842,740) including $28,110,750
  market value of securities loaned             $409,946,739
Cash                                                   6,377
Receivables:
  Investment securities sold                       3,100,573
  Fund shares sold                                   206,104
  Dividends and interest                             183,022
Other assets                                          48,632
                                                -------------
    Total assets                                 413,491,447
                                                -------------
LIABILITIES:
Written options, at value (Premiums received
  $218,887)                                          213,900
Securities lending collateral                     29,004,920
Payables:
  Investment securities purchased                  1,323,168
  Fund shares redeemed                               828,363
  Transfer agent (See Note 3)                        429,073
  Manager (See Note 3)                               219,628
  NYLIFE Distributors (See Note 3)                   205,328
  Shareholder communication                           90,779
  Professional fees                                   33,565
  Custodian                                            3,876
  Trustees                                             3,536
Accrued expenses                                       9,186
                                                -------------
    Total liabilities                             32,365,322
                                                -------------
Net assets                                      $381,126,125
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $    101,368
  Class B                                             91,969
  Class C                                             23,682
  Class I                                                658
  Class R1                                                 1
  Class R2                                                 9
Additional paid-in capital                       280,283,195
Accumulated undistributed net investment
  income                                             492,181
Accumulated undistributed net realized gain on
  investments                                     30,024,076
Net unrealized appreciation on investments and
  written option contracts                        70,108,986
                                                -------------
Net assets                                      $381,126,125
                                                =============
CLASS A
Net assets applicable to outstanding shares     $181,516,689
                                                =============
Shares of beneficial interest outstanding         10,136,778
                                                =============
Net asset value per share outstanding           $      17.91
Maximum sales charge (5.50% of offering price)          1.04
                                                -------------
Maximum offering price per share outstanding    $      18.95
                                                =============
CLASS B
Net assets applicable to outstanding shares     $157,778,082
                                                =============
Shares of beneficial interest outstanding          9,196,945
                                                =============
Net asset value and offering price per share
  outstanding                                   $      17.16
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 40,619,845
                                                =============
Shares of beneficial interest outstanding          2,368,204
                                                =============
Net asset value and offering price per share
  outstanding                                   $      17.15
                                                =============
CLASS I
Net assets applicable to outstanding shares     $  1,194,013
                                                =============
Shares of beneficial interest outstanding             65,757
                                                =============
Net asset value and offering price per share
  outstanding                                   $      18.16
                                                =============
CLASS R1
Net assets applicable to outstanding shares     $      1,842
                                                =============
Shares of beneficial interest outstanding                101
                                                =============
Net asset value and offering price per share
  outstanding                                   $      18.20*
                                                =============
CLASS R2
Net assets applicable to outstanding shares     $     15,654
                                                =============
Shares of beneficial interest outstanding                870
                                                =============
Net asset value and offering price per share
  outstanding                                   $      17.99
                                                =============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $ 3,281,512
  Interest                                           324,402
  Income from securities loaned--net                  27,129
                                                 ------------
    Total income                                   3,633,043
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             1,295,696
  Distribution--Class B (See Note 3)                 583,388
  Distribution--Class C (See Note 3)                 149,437
  Transfer agent--Classes A, B and C (See Note
    3)                                               587,619
  Transfer agent--Classes I, R1 and R2 (See
    Note 3)                                               38
  Distribution/Service--Class A (See Note 3)         217,219
  Service--Class B (See Note 3)                      194,463
  Service--Class C (See Note 3)                       49,812
  Distribution/Service--Class R2 (See Note 3)             18
  Shareholder communication                           52,550
  Professional fees                                   43,339
  Registration                                        40,291
  Recordkeeping                                       31,734
  Trustees                                             8,811
  Custodian                                            7,717
  Shareholder service--Class R1 (See Note 3)               1
  Shareholder service--Class R2 (See Note 3)               7
  Miscellaneous                                        9,852
                                                 ------------
    Total expenses before waiver                   3,271,992
  Expense waiver from Manager (See Note 3)          (135,504)
                                                 ------------
    Net expenses                                   3,136,488
                                                 ------------
Net investment income                                496,555
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN
OPTIONS:
Net realized gain on investments                  30,762,894
Net change in unrealized appreciation on:
  Security transactions                           11,418,499
  Written option contracts                             4,987
                                                 ------------
Net change in unrealized appreciation on
  investments and written options contracts       11,423,486
                                                 ------------
Net realized and unrealized gain on investments
  and written options contracts                   42,186,380
                                                 ------------
Net increase in net assets resulting from
  operations                                     $42,682,935
                                                 ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $3,110.

 14   MainStay Mid Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007            2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income               $    496,555   $     547,479
 Net realized gain on investments      30,762,894      50,871,988
 Net change in unrealized
  appreciation on investments and
  written options contracts            11,423,486       3,347,059
                                     ----------------------------
 Net increase in net assets
  resulting from operations            42,682,935      54,766,526
                                     ----------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                               (514,877)             --
   Class I                                 (3,310)             --
 From net realized gain on investments:
   Class A                            (23,508,324)     (8,621,454)
   Class B                            (22,155,552)    (14,396,932)
   Class C                             (5,692,689)     (2,932,150)
   Class I                                (93,683)        (39,704)
   Class R1                                  (204)        (75,079)
   Class R2                                (1,791)       (238,105)
                                     ----------------------------
Total dividends and distributions
 to shareholders                      (51,970,430)    (26,303,424)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             11,984,034      32,693,408
   Class B                              7,287,313      12,091,737
   Class C                              2,015,016       4,958,921
   Class I                                413,479           4,600
   Class R1                                   341          21,400
   Class R2                                 1,549         965,767
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                             21,739,880       7,505,983
   Class B                             20,369,309      13,348,294
   Class C                              4,615,447       2,397,333
   Class I                                 96,854          39,704
   Class R1                                   204          75,079
   Class R2                                 1,791         238,572
                                     ----------------------------
                                       68,525,217      74,340,798

                                             2007            2006
 Cost of shares redeemed:
   Class A                           $(25,246,938)  $ (54,751,138)
   Class B                            (16,654,208)    (43,255,116)
   Class C                             (4,736,107)    (13,019,027)
   Class I                                (20,107)         (1,100)
   Class R1                                   (55)     (1,283,576)
   Class R2                                  (373)     (4,948,337)
                                     ----------------------------
                                      (46,657,788)   (117,258,294)
 Net asset value of shares converted (See Note
  1):
   Class A                              4,723,085      43,972,388
   Class B                             (4,723,085)    (43,972,388)
   Increase (decrease) in net
    assets derived from capital
    share transactions                 21,867,429     (42,917,496)
                                     ----------------------------
   Net increase (decrease) in net
    assets                             12,579,934     (14,454,394)

NET ASSETS:
Beginning of period                   368,546,191     383,000,585
                                     ----------------------------
End of period                        $381,126,125   $ 368,546,191
                                     ============================
Accumulated undistributed net
 investment income at end of period  $    492,181   $     513,813
                                     ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                            CLASS A
                                            ------------------------------------------------------------------------
                                                                                                      JANUARY 1,
                                            SIX MONTHS                                                   2003*
                                              ENDED                                                     THROUGH
                                            APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                             2007***          2006          2005          2004           2003
Net asset value at beginning of period       $  18.43       $  17.04      $  15.71      $  13.50        $ 11.51
                                            ----------      --------      --------      --------      -----------
Net investment income (loss)                     0.06 (a)       0.09(a)       0.03          0.03           0.04
Net realized and unrealized gain (loss) on
  investments                                    2.02           2.47          1.54          2.18           1.97
                                            ----------      --------      --------      --------      -----------
Total from investment operations                 2.08           2.56          1.57          2.21           2.01
                                            ----------      --------      --------      --------      -----------
Less dividends and distributions:
  From net investment income                    (0.05)            --            --            --          (0.02)
  From net realized gain on investments         (2.55)         (1.17)        (0.24)           --             --
                                            ----------      --------      --------      --------      -----------
Total dividends and distributions               (2.60)         (1.17)        (0.24)           --          (0.02)
                                            ----------      --------      --------      --------      -----------
Net asset value at end of period             $  17.91       $  18.43      $  17.04      $  15.71        $ 13.50
                                            ==========      ========      ========      ========      ===========
Total investment return (b)                     12.31%(c)      15.70%        10.06%        16.37%         17.53%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   0.66%+         0.54%         0.17%         0.27%          0.45%+
  Net expenses                                   1.30%+         1.34%         1.35%         1.43%          1.54%+
  Expenses (before waiver)                       1.37%+         1.43%         1.42%         1.43%          1.54%+
Portfolio turnover rate                            27%            44%           49%           33%            30%
Net assets at end of period (in 000's)       $181,517       $171,908      $127,680      $116,396        $90,349

                                                  CLASS A
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $ 13.47      $ 13.14
                                            -------      -------
Net investment income (loss)                   0.06         0.12
Net realized and unrealized gain (loss) on
  investments                                 (1.90)        0.52
                                            -------      -------
Total from investment operations              (1.84)        0.64
                                            -------      -------
Less dividends and distributions:
  From net investment income                  (0.06)       (0.12)
  From net realized gain on investments       (0.06)       (0.19)
                                            -------      -------
Total dividends and distributions             (0.12)       (0.31)
                                            -------      -------
Net asset value at end of period            $ 11.51      $ 13.47
                                            =======      =======
Total investment return (b)                  (13.67%)       4.88%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                 0.71%        0.95%
  Net expenses                                 1.50%        1.53%
  Expenses (before waiver)                     1.50%        1.53%
Portfolio turnover rate                          46%         100%
Net assets at end of period (in 000's)      $80,442      $40,692

                                                                           CLASS C
                                            ---------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                            SIX MONTHS                                                2003*
                                              ENDED                                                  THROUGH
                                            APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                             2007***         2006         2005         2004           2003
Net asset value at beginning of period       $ 17.77        $ 16.59      $ 15.41      $ 13.34        $ 11.42
                                            ----------      -------      -------      -------      -----------
Net investment income (loss)                   (0.01)(a)      (0.03)(a)    (0.10)       (0.07)         (0.03)
Net realized and unrealized gain (loss) on
  investments                                   1.94           2.38         1.52         2.14           1.95
                                            ----------      -------      -------      -------      -----------
Total from investment operations                1.93           2.35         1.42         2.07           1.92
                                            ----------      -------      -------      -------      -----------
Less dividends and distributions:
  From net investment income                      --             --           --           --             --
  From net realized gain on investments        (2.55)         (1.17)       (0.24)          --             --
                                            ----------      -------      -------      -------      -----------
Total dividends and distributions              (2.55)         (1.17)       (0.24)          --             --
                                            ----------      -------      -------      -------      -----------
Net asset value at end of period             $ 17.15        $ 17.77      $ 16.59      $ 15.41        $ 13.34
                                            ==========      =======      =======      =======      ===========
Total investment return (b)                    11.86%(c)      14.82%        9.27%       15.52%         16.81%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                 (0.09%)+       (0.19%)      (0.58%)      (0.48%)        (0.30%)+
  Net expenses                                  2.05%+         2.09%        2.10%        2.18%          2.29%+
  Expenses (before waiver)                      2.12%+         2.18%        2.17%        2.18%          2.29%+
Portfolio turnover rate                           27%            44%          49%          33%            30%
Net assets at end of period (in 000's)       $40,620        $39,899      $42,654      $39,884        $33,501

                                                  CLASS C
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $ 13.41      $ 13.09
                                            -------      -------
Net investment income (loss)                  (0.01)        0.03
Net realized and unrealized gain (loss) on
  investments                                 (1.92)        0.51
                                            -------      -------
Total from investment operations              (1.93)        0.54
                                            -------      -------
Less dividends and distributions:
  From net investment income                     --        (0.03)
  From net realized gain on investments       (0.06)       (0.19)
                                            -------      -------
Total dividends and distributions             (0.06)       (0.22)
                                            -------      -------
Net asset value at end of period            $ 11.42      $ 13.41
                                            =======      =======
Total investment return (b)                  (14.35%)       4.17%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                (0.04%)       0.20%
  Net expenses                                 2.25%        2.28%
  Expenses (before waiver)                     2.25%        2.28%
Portfolio turnover rate                          46%         100%
Net assets at end of period (in 000's)      $28,183      $10,586

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges. Classes I, R1 and R2 are not subject to sales charge.
(c)  Total return is not annualized.

 16   MainStay Mid Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                               CLASS B
-----------------------------------------------------------------------------------------------------
                                                              JANUARY 1,
    SIX MONTHS                                                   2003*
      ENDED                                                     THROUGH              YEAR ENDED
    APRIL 30,              YEAR ENDED OCTOBER 31,             OCTOBER 31,           DECEMBER 31,
     2007***          2006          2005          2004           2003            2002          2001
     $  17.77       $  16.59      $  15.41      $  13.34       $  11.42        $  13.41      $  13.09
    ----------      --------      --------      --------      -----------      --------      --------
        (0.01)(a)      (0.03)(a)     (0.10)        (0.07)         (0.03)          (0.01)         0.03
         1.95           2.38          1.52          2.14           1.95           (1.92)         0.51
    ----------      --------      --------      --------      -----------      --------      --------
         1.94           2.35          1.42          2.07           1.92           (1.93)         0.54
    ----------      --------      --------      --------      -----------      --------      --------
           --             --            --            --             --              --         (0.03)
        (2.55)         (1.17)        (0.24)           --             --           (0.06)        (0.19)
    ----------      --------      --------      --------      -----------      --------      --------
        (2.55)         (1.17)        (0.24)           --             --           (0.06)        (0.22)
    ----------      --------      --------      --------      -----------      --------      --------
     $  17.16       $  17.77      $  16.59      $  15.41       $  13.34        $  11.42      $  13.41
    ==========      ========      ========      ========      ===========      ========      ========
        11.93%(c)      14.82%         9.27%        15.52%         16.81%(c)      (14.35%)        4.17%
        (0.09%)+       (0.17%)       (0.58%)       (0.48%)        (0.30%)+        (0.04%)        0.20%
         2.05%+         2.09%         2.10%         2.18%          2.29%+          2.25%         2.28%
         2.12%+         2.18%         2.17%         2.18%          2.29%+          2.25%         2.28%
           27%            44%           49%           33%            30%             46%          100%
     $157,778       $156,043      $207,348      $191,390       $156,116        $130,024      $105,146

                        CLASS I
--------------------------------------------------------
                                             JANUARY 2,
    SIX MONTHS                                 2004**
      ENDED             YEAR ENDED             THROUGH
    APRIL 30,           OCTOBER 31,          OCTOBER 31,
     2007***         2006         2005          2004
     $ 18.63        $ 17.16      $15.76        $14.81
    ----------      -------      ------      -----------
        0.10 (a)       0.16 (a)    0.04          0.07
        2.06           2.48        1.60          0.88
    ----------      -------      ------      -----------
        2.16           2.64        1.64          0.95
    ----------      -------      ------      -----------
       (0.08)            --          --            --
       (2.55)         (1.17)      (0.24)           --
    ----------      -------      ------      -----------
       (2.63)         (1.17)      (0.24)           --
    ----------      -------      ------      -----------
     $ 18.16        $ 18.63      $17.16        $15.76
    ==========      =======      ======      ===========
       12.65%(c)      16.08%(b)   10.48%         6.41%(c)
        1.19%+         0.90%       0.37%         0.70%+
        0.75%+         0.99%       0.99%         1.00%+
        0.81%+         1.09%       1.06%         1.00%+
          27%            44%         49%           33%
     $ 1,194        $   682      $  584        $    1

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                            CLASS R1
                                                       ---------------------------------------------------
                                                                                               JANUARY 2,
                                                       SIX MONTHS                                2004**
                                                         ENDED             YEAR ENDED            THROUGH
                                                       APRIL 30,          OCTOBER 31,          OCTOBER 31,
                                                        2007***         2006        2005          2004
Net asset value at beginning of period                   $18.61        $17.14      $15.76        $14.81
                                                       ----------      ------      ------      -----------
Net investment income (loss)                               0.10(a)       0.19(a)     0.07         (0.01)
Net realized and unrealized gain on investments            2.04          2.45        1.55          0.96
                                                       ----------      ------      ------      -----------
Total from investment operations                           2.14          2.64        1.62          0.95
                                                       ----------      ------      ------      -----------
Less distributions:
  From net realized gain on investments                   (2.55)        (1.17)      (0.24)           --
                                                       ----------      ------      ------      -----------
Net asset value at end of period                         $18.20        $18.61      $17.14        $15.76
                                                       ==========      ======      ======      ===========
Total investment return (b)                               12.58%(c)     16.11%      10.35%         6.41%(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                    1.10%+        1.11%       0.43%         0.56%+
  Net expenses                                             0.85%+        0.95%       1.09%         1.14%+
  Expenses (before waiver)                                 0.92%+        1.01%       1.16%         1.14%+
Portfolio turnover rate                                      27%           44%         49%           33%
Net assets at end of period (in 000's)                   $    2        $    1      $1,170        $1,075

**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges. Classes I, R1 and R2 are not subject to sales charge.
(c)  Total return is not annualized.

 18   MainStay Mid Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                       CLASS R2
-------------------------------------------------------
                                            JANUARY 2,
    SIX MONTHS                                2004**
      ENDED             YEAR ENDED            THROUGH
    APRIL 30,          OCTOBER 31,          OCTOBER 31,
     2007***         2006        2005          2004
      $18.44        $17.04      $15.71        $14.81
    ----------      ------      ------      -----------
        0.08(a)       0.13(a)     0.01         (0.02)
        2.02          2.44        1.56          0.92
    ----------      ------      ------      -----------
        2.10          2.57        1.57          0.90
    ----------      ------      ------      -----------
       (2.55)        (1.17)      (0.24)           --
    ----------      ------      ------      -----------
      $17.99        $18.44      $17.04        $15.71
    ==========      ======      ======      ===========
       12.47%(c)     15.77%      10.06%         6.08%(c)
        0.87%+        0.77%       0.09%         0.26%+
        1.10%+        1.23%       1.34%         1.44%+
        1.16%+        1.28%       1.41%         1.44%+
          27%           44%         49%           33%
      $   16        $   13      $3,564        $  837

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Mid Cap Value Fund (the "Fund"), a diversified fund.

The Fund currently offers six classes of shares. Class A shares and Class B shares commenced on June 1, 1998. Class C shares commenced on September 1, 1998. Class I shares, Class R1 shares and Class R2 shares commenced on January 2, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1 and Class R2 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The six classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A and Class R2 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1 and Class R2 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1 or Class R2 shares, a shareholder service fee.

The Fund's investment objective is to realize maximum long-term total return from a combination of capital appreciation and income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

 20   MainStay Mid Cap Value Fund

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 23) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 24.)

(I) PURCHASED AND WRITTEN OPTIONS. The Fund may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted and unrealized appreciation or depreciation is recorded to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, in exchange for the premium, the Fund foregoes the opportunity for capital appreciation above the exercise price should the price of the underlying security or foreign currency increase. By writing a covered put option, the Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price. A call option may be covered by the call writer's owning the underlying security throughout the option period. A call option may also be covered by the call writer's maintaining liquid assets valued at greater than the exercise price of the call written. When writing a covered call option, the Fund, in return for the premium on the option, gives up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as the obligation as the writer continues, has retained the risk of loss should the price of the underlying security decline. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

The Fund may purchase call and put options on its portfolio securities. The Fund may purchase call options to protect against an increase in the price of the security it anticipates purchasing. The Fund may purchase put options on its securities to protect against a decline in the value of the security or to close out covered written put positions. The Fund may also purchase options to seek to

                                                    www.mainstayfunds.com     21
enhance returns. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. (See Note 5 on page 24.)

(J) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currencies amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(K) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.30%; Class B, 2.05%; Class C, 2.05%; Class I, 0.78%; Class R1, 0.88% and Class R2, 1.13%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.30% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $1,295,696 and waived its fees in the amount of $135,504.

 22   MainStay Mid Cap Value Fund

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

           OCTOBER 31,
    2008*     2009        2010      TOTAL
 $130,177   $ 347,680   $135,504   $613,361
 ------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.35% of the Fund's average daily net assets on assets of the Fund. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, and Class R2 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1 and Class R2 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1 and Class R2 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1 and Class R2 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $29,025 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $933, $98,945 and $1,415, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $587,657.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee

                                                    www.mainstayfunds.com     23
on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                     $  451        0.0*%
-------------------------------------------------------------
Class C                                        240        0.0*
-------------------------------------------------------------
Class I                                      1,537        0.1
-------------------------------------------------------------
Class R1                                     1,535       83.5
-------------------------------------------------------------
Class R2                                     1,520        9.7
-------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $8,339.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $31,734 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                   2006
Distributions paid from:
  Long-term capital gain                        $26,303,424
-----------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED AND WRITTEN OPTIONS:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $28,110,750. The Fund received $29,004,920 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

During the six months ended April 30, 2007, the Fund had the following transactions in written options:

                                   NUMBER OF
                                   CONTRACTS   PREMIUM
Options Outstanding at
  October 31, 2006                        --   $     --
-------------------------------------------------------
Options--Written                      71,300    218,887
-------------------------------------------------------
Options--Expired                          --         --
-------------------------------------------------------
Options--Canceled in closing
  transactions                            --         --
-------------------------------------------------------
Options Outstanding at
  April 30, 2007                      71,300   $218,887
-------------------------------------------------------

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007 purchases and sales of securities, other than short-term securities, were $97,217 and $131,188, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C

Shares sold                                   692       438       122
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions               1,297     1,268       286
---------------------------------------------------------------------
                                            1,989     1,706       408
Shares redeemed                            (1,459)   (1,052)     (286)
---------------------------------------------------------------------
Shares converted (See Note 1)                 278      (238)       --
---------------------------------------------------------------------
Net increase                                  808       416       122
---------------------------------------------------------------------

 24   MainStay Mid Cap Value Fund

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2007*
                                          CLASS I   CLASS R1   CLASS R2
Shares sold                                 25          --(a)      --(a)
-----------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                5          --(a)      --(a)
-----------------------------------------------------------------------
                                            30          --(a)      --(a)
Shares redeemed                             (1)         --(a)      --(a)
-----------------------------------------------------------------------
Net increase                                29          --(a)      --(a)
-----------------------------------------------------------------------

                                                  YEAR ENDED
                                               OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C
Shares sold                                1,866       710      292
---------------------------------------------------------------------
Shares issued in reinvestment of
  distributions                              448       822      148
---------------------------------------------------------------------
                                           2,314     1,532      440
Shares redeemed                           (3,102)   (2,546)    (766)
---------------------------------------------------------------------
Shares converted (See Note 1)              2,625    (2,706)      --
---------------------------------------------------------------------
Net increase (decrease)                    1,837    (3,720)    (326)
---------------------------------------------------------------------

                                                   YEAR ENDED
                                                OCTOBER 31, 2006
                                          CLASS I   CLASS R1   CLASS R2
Shares sold                                  --(a)      1          55
-----------------------------------------------------------------------
Shares issued in reinvestment of
  distributions                               2         5          14
-----------------------------------------------------------------------
                                              2         6          69
Shares redeemed                              --(a)    (74)       (278)
-----------------------------------------------------------------------
Net increase (decrease)                       2       (68)       (209)
-----------------------------------------------------------------------

*   Unaudited.
(a)  Less than one thousand shares.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     25

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

   MID CAP           VOTES         VOTES
  VALUE FUND          FOR         WITHHELD   ABSTENTIONS       TOTAL
Susan B.
 Kerley          10,713,287.531  68,943.880  18,199.000    10,800,430.411
-------------------------------------------------------------------------
Alan R.
 Latshaw         10,713,779.668  68,451.743  18,199.000    10,800,430.411
-------------------------------------------------------------------------
Peter Meenan     10,714,709.796  67,521.615  18,199.000    10,800,430.411
-------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      10,714,588.043  67,643.368  18,199.000    10,800,430.411
-------------------------------------------------------------------------
Richard S.
 Trutanic        10,712,248.999  69,982.412  18,199.000    10,800,430.411
-------------------------------------------------------------------------
Roman L. Weil    10,714,261.352  67,970.059  18,199.000    10,800,430.411
-------------------------------------------------------------------------
John A.
 Weisser         10,717,354.917  64,876.494  18,199.000    10,800,430.411
-------------------------------------------------------------------------
Brian A.
 Murdock         10,715,655.250  66,576.161  18,199.000    10,800,430.411
-------------------------------------------------------------------------

This resulted in approval of the proposal.

 26   MainStay Mid Cap Value Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

 28   MainStay Mid Cap Value Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     29

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

 30   MainStay Mid Cap Value Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A1O718         (RECYCLE LOGO)       MS155-07                  MSMV10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    GLOBAL HIGH INCOME FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small- and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    GLOBAL HIGH INCOME FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      11
--------------------------------------------------------------------------------

Financial Statements                                                          17
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  29
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        29
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               29
--------------------------------------------------------------------------------

Trustees and Officers                                                         30

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 4.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        1.50%   7.12%   13.13%    10.62%
Excluding sales charges   6.28    12.17   14.17     11.19

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY GLOBAL HIGH INCOME            JPMORGAN EMBI GLOBAL
                                                                            FUND                        DIVERSIFIED INDEX
                                                                ---------------------------            --------------------
6/1/98                                                                      9550                              10000
                                                                            8770                               9862
                                                                            9829                              11009
                                                                           10386                              12403
                                                                           12683                              14038
                                                                           14894                              16542
                                                                           16530                              18076
                                                                           19227                              20500
                                                                           21937                              22936
4/30/07                                                                    24606                              25577

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        0.94%   6.44%   13.10%    10.34%
Excluding sales charges   5.94    11.44   13.34     10.34

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY GLOBAL HIGH INCOME            JPMORGAN EMBI GLOBAL
                                                                            FUND                        DIVERSIFIED INDEX
                                                                ---------------------------            --------------------
6/1/98                                                                     10000                              10000
                                                                            9114                               9862
                                                                           10128                              11009
                                                                           10614                              12403
                                                                           12865                              14038
                                                                           15003                              16542
                                                                           16529                              18076
                                                                           19079                              20500
                                                                           21592                              22936
4/30/07                                                                    24063                              25577

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        4.94%   10.44%  13.34%    10.34%
Excluding sales charges   5.94    11.44   13.34     10.34

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY GLOBAL HIGH INCOME            JPMORGAN EMBI GLOBAL
                                                                            FUND                        DIVERSIFIED INDEX
                                                                ---------------------------            --------------------
6/1/98                                                                     10000                              10000
                                                                            9114                               9862
                                                                           10128                              11009
                                                                           10614                              12403
                                                                           12865                              14038
                                                                           15003                              16542
                                                                           16529                              18076
                                                                           19079                              20500
                                                                           21592                              22936
4/30/07                                                                    24063                              25577

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and max-imum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a max-imum initial sales charge of 4.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (6/1/98) through 8/31/98, performance of Class C shares (first offered 9/1/98) includes the historical performance of Class B shares adjusted to reflect the applicable CDSC, estimated expenses, and fee waivers/expense limitations of Class C shares upon initial offer. Unadjusted, the performance shown for the newer class of shares might have been lower.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

                                             SIX      ONE      FIVE      SINCE
BENCHMARK PERFORMANCE                       MONTHS    YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------
JPMorgan EMBI Global Diversified Index(1)    5.09%   11.51%   12.75%     11.10%
Average Lipper emerging markets debt
  fund(2)                                    6.64    12.35    14.22      11.40

1. The JPMorgan EMBI Global Diversified Index is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local-market debt instruments issued by sovereign and quasi-sovereign entities. Results assume reinvestment of all income and capital gains. The JPMorgan EMBI Global Diversified Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Global High Income Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY GLOBAL HIGH INCOME FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,063.20           $ 7.16            $1,018.00            $ 7.00
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,060.05           $10.98            $1,014.25            $10.74
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,060.05           $10.98            $1,014.25            $10.74
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.40% for Class A and 2.15% for Class B and Class C) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Governments & Federal Agencies                                                    72.1
Corporate Bonds                                                                   23.4
Short-Term Investments (collateral from securities lending                           7
  is 4.8%)
Yankee Bond                                                                        0.4
Brady Bond                                                                         0.2
Loan Participation                                                                 0.0*
Liabilities in Excess of Cash and Other Assets                                    (3.1)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Federal Republic of Brazil, 8.25%, due 1/20/34
 2.  Russian Federation, Series Reg S, 7.50%, due
     3/31/30
 3.  Republic of Peru, 7.35%, due 7/21/25
 4.  Republic of Argentina, 8.28%, due 12/31/33
 5.  Republic of Philippines, 9.50%, due 2/2/30
 6.  Republic of Uruguay, 7.875%, due 1/15/33
 7.  United Mexican States, 8.125%, due 12/30/19
 8.  Federal Republic of Brazil, 8.00%, due 1/15/18
 9.  Republic of Venezuela, 8.50%, due 10/8/14
10.  Republic of Turkey, 7.375%, due 2/5/25

 8   MainStay Global High Income Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Gary Goodenough, Joseph Portera and Jeffrey H. Saxon of MacKay Shields LLC

HOW DID MAINSTAY GLOBAL HIGH INCOME FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Global High Income Fund returned 6.28% for Class A shares, 5.94% for Class B shares and 5.94% for Class C shares for the six months ended April 30, 2007. All share classes outperformed the 5.09% return of the JPMorgan EMBI Global Diversified Index,(1) the Fund's broad-based securities-market index, for the six-month reporting period. All share classes underperformed the 6.64% return of the average Lipper(2) emerging markets debt fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE MANAGEMENT AND PERFORMANCE OF THE FUND DURING THE REPORTING PERIOD?

Our decision to remain nearly fully invested throughout the six-month reporting period was based on several factors. Global demand remained strong, despite a slowing U.S. economy and higher interest rates in major developed nations. Emerging markets saw increased trade, but as interest rates declined in countries such as Brazil and Indonesia, we started to see higher domestic demand. Unlike prior high-growth periods, stronger domestic demand did not seriously erode the balance of payments. This economic backdrop made local currencies relatively attractive, and we added to the Fund's exposure to local-currency bonds, particularly in Brazil, Egypt and Colombia. Local-currency exposure strengthened performance, as many emerging-market currencies rallied or remained stable versus the U.S. dollar.

The fear that the Bank of Japan would take a more aggressive monetary policy stance led to a brief sell-off in early March, but we stayed the course, and spreads(3) returned to their earlier levels by late March and early April.

WHAT EFFECT DID POLITICS HAVE ON THE FUND'S INVESTMENTS?

Political risk drove bond prices in Ecuador and Lebanon during the reporting period. In Ecuador, bond spreads widened when the newly elected government promised to make good on its pledge not to honor what President Correa termed "illegitimate debt."(4) Bonds sold off, but the market recovered as default fears subsided. Although we did not consider any of the Fund's holdings to be "illegitimate debt," we reduced our position in Ecuador to zero, which was beneficial because Ecuador was among the worst-performing issuers in the JPMorgan EMBI Global Diversified Index for the reporting period.

Lebanon benefited from international financial support but suffered from sporadic violence during the reporting period. We eliminated the Fund's position in Lebanese debt, which proved beneficial when Lebanese dollar bonds underperformed the benchmark.

OUTSIDE OF ECUADOR, HOW DID THE FUND'S LATIN AMERICAN HOLDINGS PERFORM?

Overall, Latin American debt posted the best absolute performance within the JPMorgan EMBI Global Diversified Index. Within the region, Brazilian government dollar-denominated debt rallied significantly, as the government restated its gross domestic product (GDP) for several quarters. This led to a notable reduction in the total debt-to-GDP ratio of the issuer, and local-currency and U.S.-dollar debt traded higher on this positive credit news. The Fund benefited


Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Funds that invest in bonds are subject to credit, inflation and interest-rate risk and can lose principal value when interest rates rise. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. The Fund is nondiversified. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance.
1. See footnote on page 6 for more information on the JPMorgan EMBI Global Diversified Index.
2. See footnote on page 6 for more information on Lipper Inc.
3. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The term may also refer to the difference in yield between two specific securities or types of securities at a given time.
4. The term "illegitimate debt" has been applied to a wide range of questionable obligations, including loans made to oppressive governments or rulers, loans made in volition of applicable law, loans for corrupt or unacceptable purposes, or loans with excessive risks or other features that reflect the lender's failure to meet a reasonable standard of fiduciary responsibility.

                                                     www.mainstayfunds.com     9
from its overweight position in Brazilian sovereign and corporate debt.

HOW DID CORPORATE BONDS AFFECT THE FUND'S PERFORMANCE DURING THE REPORTING
PERIOD?

During the reporting period, the Fund increased exposure to corporate issuers that were not included in the benchmark but met our investment criteria of asset coverage and a catalyst for capital appreciation. In most cases, adding corporate debt had a positive impact on the Fund's performance.

We invested in the bonds of Asian property companies, gas pipeline operators and aluminum manufacturers. In Latin America, we saw value in airlines, miners and appliance manufacturers.

During the reporting period, we added to the Fund's exposure in Vale Overseas, part of Brazilian mining giant CVRD, as the company continued to show strong operating results and to progress toward reducing the debt it incurred in the acquisition of Canadian nickel miner Inco. We also established a Fund position in Brazilian alternative energy producer Cosan S.A. Industria. Cosan issued 10-year bonds in February 2007, and the Fund participated in the new issue.

Cosan S.A. Industria is the world's largest producer and a low-cost provider of sugar and ethanol. The company benefited from robust domestic consumption, since more than half of all automobiles sold in Brazil are flex-fuel vehicles. We believe that if the U.S. Congress decreases the import tariff, ethanol exports to the U.S. could be a catalyst for Cosan's ongoing growth. The company could also benefit from increased sugar sales to the European Union, since the World Trade Organization has ruled that the European Union must reduce subsidies to its own sugar producers.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10   MainStay Global High Income Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2007 UNAUDITED

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
LONG-TERM BONDS (96.1%)+
BRADY BOND (0.2%)(A)
-----------------------------------------------------------------------------------
VIETNAM (0.2%)
Socialist Republic of Vietnam
 Series 30 year
 4.00%, due 3/12/28                                 $        500,000   $    434,529
                                                                       ------------
Total Brady Bond
 (Cost $347,676)                                                            434,529
                                                                       ------------

CORPORATE BONDS (23.4%)
-----------------------------------------------------------------------------------
ARGENTINA (0.6%)
Loma Negra Compania Industrial Argentina S.A.
 7.25%, due 3/15/13 (b)                                      300,000        300,750
Telecom Personal S.A.
 9.25%, due 12/22/10 (b)                                   1,000,000      1,052,500
                                                                       ------------
                                                                          1,353,250
                                                                       ------------
BAHAMAS (0.2%)
Ultrapetrol, Ltd.
 9.00%, due 11/24/14                                         450,000        462,375
                                                                       ------------

BERMUDA (1.2%)
AES China Generating Co., Ltd.
 8.25%, due 6/26/10                                          550,000        549,258
Asia Aluminum Holdings, Ltd.
 8.00%, due 12/23/11 (b)                                     500,000        508,125
 Series Reg S
 8.00%, due 12/23/11                                         985,000      1,007,162
Hopson Development Holdings, Ltd.
 8.125%, due 11/9/12 (b)                                     400,000        409,500
Shanghai Real Estate, Ltd.
 8.625%, due 4/24/13                                         250,000        250,345
                                                                       ------------
                                                                          2,724,390
                                                                       ------------
BRAZIL (2.3%)
Braskem S.A.
 9.375%, due 6/1/15 (b)                                      150,000        171,750
 Series Reg S
 9.375%, due 6/1/15                                          800,000        916,000
Caue Finance, Ltd.
 8.875%, due 8/1/15 (b)                                      750,000        856,875
Companhia Brasileira de Bebidas
 10.50%, due 12/15/11                                        125,000        150,000
Companhia de Saneamento Basico do Estado de Sao
 Paulo
 7.50%, due 11/3/16 (b)                                      630,000        663,075
Cosan S.A. Industria e Comercio
 8.25%, due 5/15/49 (b)                                    1,000,000      1,008,750
ISA Capital do Brasil S.A.
 8.80%, due 1/30/17 (b)                                      350,000        377,125

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
BRAZIL (CONTINUED)
JBS S.A.
 10.50%, due 8/4/16 (b)                             $        300,000   $    343,500
TAM Capital, Inc.
 7.375%, due 4/25/17 (b)                                     700,000        682,500
                                                                       ------------
                                                                          5,169,575
                                                                       ------------
CAYMAN ISLANDS (1.9%)
Banco Mercantil del Norte S.A.
 Series Reg S
 5.875%, due 2/17/14                                         400,000        401,200
Cosan Finance, Ltd.
 7.00%, due 2/1/17 (b)                                       600,000        595,500
Shimao Property Holdings, Ltd.
 8.00%, due 12/1/16 (b)                                      100,000        103,375
Vale Overseas, Ltd.
 6.25%, due 1/11/16                                          650,000        665,668
 6.25%, due 1/23/17                                        1,430,000      1,466,471
 6.875%, due 11/21/36                                        205,000        217,443
 8.25%, due 1/17/34                                          190,000        233,431
Xinao Gas Holdings, Ltd.
 7.375%, due 8/5/12                                          545,000        563,217
                                                                       ------------
                                                                          4,246,305
                                                                       ------------
CHILE (0.3%)
AES Gener S.A.
 7.50%, due 3/25/14 (c)                                      550,000        591,803
                                                                       ------------

COLOMBIA (0.3%)
AES Chivor S.A. E.S.P.
 9.75%, due 12/30/14 (b)                                     500,000        566,250
                                                                       ------------

GERMANY (0.5%)
Kyivstar GSM
 7.75%, due 4/27/12 (b)                                      400,000        416,000
 10.375%, due 8/17/09 (b)                                    580,000        624,950
                                                                       ------------
                                                                          1,040,950
                                                                       ------------
HONG KONG (0.3%)
Panva Gas Holdings, Ltd.
 8.25%, due 9/23/11                                          500,000        543,939
                                                                       ------------

LUXEMBOURG (5.3%)
Evraz Group S.A.
 8.25%, due 11/10/15 (b)                                     865,000        897,437
Gazprom International S.A.
 7.201%, due 2/1/20 (b)                                    2,331,930      2,466,016
 7.201%, due 2/1/20                                        3,466,897      3,654,803

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------------
LUXEMBOURG (CONTINUED)
Norilsk Nickel Finance
 Luxembourg S.A.
 7.125%, due 9/30/09                                $        700,000   $    721,693
OJSC Russian Agricultural Bank
 7.175%, due 5/16/13 (b)                                     300,000        318,375
OJSC Vimpel Communications
 8.25%, due 5/23/16 (b)                                      900,000        965,700
 8.25%, due 5/23/16                                          500,000        536,500
Tengizchevroil Finance Co. S.A.R.L.
 6.124%, due 11/15/14 (b)                                    320,000        318,800
TNK-BP Finance S.A.
 7.50%, due 7/18/16 (b)                                    1,880,000      1,990,450
                                                                       ------------
                                                                         11,869,774
                                                                       ------------
MEXICO (1.7%)
America Movil S.A. de C.V.
 5.50%, due 3/1/14                                           400,000        399,067
 Series Reg S
 8.46%, due 12/18/36 (b)                            MXN    8,000,000        736,710
Controladora Mabe S.A. de C.V.
 6.50%, due 12/15/15 (b)                            $        250,000        255,625
 6.50%, due 12/15/15                                         280,000        286,300
Desarrolladora Homex S.A. de C.V.
 7.50%, due 9/28/15                                          100,000        102,500
Grupo Gigante S.A. de C.V.
 8.75%, due 4/13/16 (b)(c)                                 1,200,000      1,263,000
Grupo Transportacion Ferroviaria Mexicana S.A. de
 C.V.
 12.50%, due 6/15/12                                         640,000        683,520
Monterrey Power S.A. de C.V.
 9.625%, due 11/15/09 (b)                                    160,613        175,871
                                                                       ------------
                                                                          3,902,593
                                                                       ------------
NETHERLANDS (1.8%)
ATF Capital B.V.
 9.25%, due 2/21/14 (b)(c)                                 1,100,000      1,086,250
Electricidad de Caracas Finance B.V.
 10.25%, due 10/15/14 (b)                                    200,000        220,000
Excelcomindo Finance Co. B.V.
 7.125%, due 1/18/13 (b)                                     300,000        306,000
Indosat Finance Co. B.V.
 7.125%, due 6/22/12 (b)                                     250,000        255,000
Intergas Finance B.V.
 6.875%, due 11/4/11 (b)                                     570,000        590,662
Majapahit Holdings B.V.
 7.75%, due 10/17/16 (b)                                     100,000        105,875

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
NETHERLANDS (CONTINUED)
Paiton Energy Funding B.V.
 9.34%, due 2/15/14 (b)                             $        500,000   $    528,750
 Series Reg S
 9.34%, due 2/15/14                                          550,000        581,625
TuranAlem Finance B.V.
 7.75%, due 4/25/13 (b)                                      300,000        296,250
                                                                       ------------
                                                                          3,970,412
                                                                       ------------
PANAMA (0.1%)
AES El Salvador Trust
 6.75%, due 2/1/16 (b)                                       300,000        302,319
                                                                       ------------

PHILIPPINES (0.5%)
National Power Corp.
 6.875%, due 11/2/16 (b)                                     300,000        305,625
Philippine Long Distance
 Telephone Co.
 8.35%, due 3/6/17                                            70,000         79,625
 11.375%, due 5/15/12                                        550,000        676,500
                                                                       ------------
                                                                          1,061,750
                                                                       ------------
RUSSIA (1.8%)
Moscow River for NPC Irkut
 8.25%, due 4/10/09                                          750,000        767,250
OAO Gazprom
 9.625%, due 3/1/13 (b)                                    1,720,000      2,050,240
Siberian Oil Co.
 Series Reg S
 10.75%, due 1/15/09                                       1,195,000      1,292,153
                                                                       ------------
                                                                          4,109,643
                                                                       ------------
SOUTH KOREA (0.2%)
C&M Finance, Ltd.
 8.10%, due 2/1/16 (b)                                       500,000        530,625
                                                                       ------------

UNITED STATES (4.4%)
GMAC LLC
 6.00%, due 12/15/11                                         800,000        778,956
K. Hovnanian Enterprises, Inc.
 8.625%, due 1/15/17 (c)                                     500,000        502,500
Pemex Project Funding Master Trust Series Reg S
 5.75%, due 12/15/15                                       3,100,000      3,148,050
 7.375%, due 12/15/14                                      2,960,000      3,309,280
Southern Copper Corp.
 7.50%, due 7/27/35                                        1,900,000      2,105,833
                                                                       ------------
                                                                          9,844,619
                                                                       ------------
Total Corporate Bonds
 (Cost $50,236,302)                                                      52,290,572
                                                                       ------------

 12   MainStay Global High Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
GOVERNMENTS & FEDERAL AGENCIES (72.1%)
-----------------------------------------------------------------------------------
ARGENTINA (7.3%)
Republic of Argentina
 (zero coupon), due 12/15/35 (d)                    ARS    8,961,424   $    366,927
 1.33%, due 12/31/38
 2.50%, beginning 3/1/09,
 3.75%, beginning 3/1/19,
 5.25%, beginning 3/1/29 (c)                        $      1,000,000        471,500
 5.475%, due 8/3/12 (d)(e)                                 2,040,000      1,976,087
 5.83%, due 12/31/33                                ARS    3,306,106      1,612,656
 6.245%, due 12/15/35 (d)                                 27,569,323      4,190,537
V    8.28%, due 12/31/33                            $      7,129,824      7,671,690
                                                                       ------------
                                                                         16,289,397
                                                                       ------------
BRAZIL (15.4%)
Federal Republic of Brazil
V    8.00%, due 1/15/18                                    4,951,000      5,619,385
V    8.25%, due 1/20/34 (c)                                9,885,000     12,707,168
 Series B
 8.875%, due 4/15/24                                       1,475,000      1,947,000
 9.25%, due 10/22/10                                       1,160,000      1,303,260
 10.125%, due 5/15/27                                      1,500,000      2,225,250
 10.50%, due 7/14/14                                       1,230,000      1,589,775
 11.00%, due 1/11/12                                       2,500,000      3,075,000
 12.25%, due 3/6/30                                        1,140,000      2,006,400
 12.50%, due 1/5/22                                 BRL    4,750,000      2,934,986
 14.50%, due 10/15/09                               $        900,000      1,102,950
                                                                       ------------
                                                                         34,511,174
                                                                       ------------
COLOMBIA (4.3%)
Republic of Colombia
 7.16%, due 11/16/15 (d)                                     500,000        532,500
 8.125%, due 5/21/24 (c)                                   2,830,000      3,377,605
 10.00%, due 1/23/12                                       1,960,000      2,317,700
 10.375%, due 1/28/33                                        500,000        743,000
 11.75%, due 2/25/20                                         430,000        640,700
 12.00%, due 10/22/15                               CP 3,600,000,000      1,971,347
                                                                       ------------
                                                                          9,582,852
                                                                       ------------
COSTA RICA (0.2%)
Republic of Costa Rica
 Series Reg S
 8.11%, due 2/1/12                                  $        500,000        547,500
                                                                       ------------

DOMINICAN REPUBLIC (0.6%)
Dominican Republic
 9.04%, due 1/23/18 (b)                                      655,786        762,351
 Series Reg S
 9.04%, due 1/23/18                                          546,488        635,293
                                                                       ------------
                                                                          1,397,644
                                                                       ------------

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
EGYPT (1.1%)
Republic of Egypt
 (zero coupon), due 1/15/08                         EGP    4,400,000   $    733,426
 (zero coupon), due 2/12/08                                9,975,000      1,652,727
                                                                       ------------
                                                                          2,386,153
                                                                       ------------
EL SALVADOR (0.2%)
Republic of El Salvador
 7.75%, due 1/24/23 (b)                             $        100,000        116,000
 Series Reg S
 7.75%, due 1/24/23                                          100,000        116,000
 8.25%, due 4/10/32 (b)                                      250,000        306,250
                                                                       ------------
                                                                            538,250
                                                                       ------------
INDONESIA (1.9%)
Republic of Indonesia
 6.625%, due 2/17/37 (b)                                   2,000,000      1,980,000
 6.875%, due 3/9/17 (b)(c)                                 1,100,000      1,166,000
 7.25%, due 4/20/15 (b)                                      550,000        594,688
 Series Reg S
 7.25%, due 4/20/15                                          500,000        538,447
                                                                       ------------
                                                                          4,279,135
                                                                       ------------
JAMAICA (0.3%)
Jamaica Government
 8.00%, due 3/15/39                                          600,000        603,000
                                                                       ------------

MEXICO (3.0%)
United Mexican States
 7.50%, due 1/14/12                                          800,000        876,400
V    8.125%, due 12/30/19                                  4,650,000      5,754,375
                                                                       ------------
                                                                          6,630,775
                                                                       ------------
PANAMA (4.0%)
Republic of Panama
 6.70%, due 1/26/36                                        1,058,000      1,118,835
 7.125%, due 1/29/26                                         925,000      1,017,500
 8.875%, due 9/30/27                                         920,000      1,191,400
 9.375%, due 7/23/12                                         350,000        408,975
 9.375%, due 4/1/29                                        3,455,000      4,707,438
 9.625%, due 2/8/11                                          462,000        526,680
                                                                       ------------
                                                                          8,970,828
                                                                       ------------
PERU (5.0%)
Republic of Peru
V    7.35%, due 7/21/25 (c)                                7,535,000      8,740,600
 8.75%, due 11/21/33                                       1,762,000      2,367,247
                                                                       ------------
                                                                         11,107,847
                                                                       ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
GOVERNMENTS & FEDERAL AGENCIES (CONTINUED)
-----------------------------------------------------------------------------------
PHILIPPINES (6.0%)
Republic of Philippines
 7.75%, due 1/14/31                                 $      1,400,000   $  1,585,500
 8.00%, due 1/15/16                                          650,000        732,875
 9.375%, due 1/18/17                                         830,000      1,022,975
V    9.50%, due 2/2/30                                     4,660,000      6,209,450
 9.875%, due 1/15/19                                       1,670,000      2,160,563
 10.625%, due 3/16/25                                      1,290,000      1,841,475
                                                                       ------------
                                                                         13,552,838
                                                                       ------------
RUSSIA (6.8%)
Russian Federation
 7.50%, due 3/31/30 (b)                                       28,064         31,888
V    Series Reg S
 7.50%, due 3/31/30                                        9,651,251     10,967,682
 Series Reg S
 11.00%, due 7/24/18                                       3,010,000      4,332,293
                                                                       ------------
                                                                         15,331,863
                                                                       ------------
TURKEY (5.4%)
Republic of Turkey
 7.00%, due 6/5/20                                           300,000        304,314
 7.25%, due 3/15/15                                        1,510,000      1,574,175
V    7.375%, due 2/5/25                                    4,725,000      4,866,750
 9.00%, due 6/30/11                                        1,000,000      1,111,250
 11.00%, due 1/14/13                                         550,000        675,125
 11.75%, due 6/15/10                                         700,000        822,500
 12.375%, due 6/15/09                                      1,470,000      1,673,963
 14.00%, due 1/19/11                                TRY    1,680,000      1,160,425
                                                                       ------------
                                                                         12,188,502
                                                                       ------------
UKRAINE (1.0%)
Ukraine Government
 6.58%, due 11/21/16 (b)                            $      1,000,000      1,015,000
 6.875%, due 3/4/11 (b)                                      350,000        361,375
 7.65%, due 6/11/13 (b)                                      900,000        972,000
                                                                       ------------
                                                                          2,348,375
                                                                       ------------
URUGUAY (3.7%)
Republic of Uruguay
V    7.875%, due 1/15/33 (f)                               5,272,699      6,050,422
 8.00%, due 11/18/22                                       1,741,201      1,998,028
 9.25%, due 5/17/17                                          130,000        160,875
                                                                       ------------
                                                                          8,209,325
                                                                       ------------

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
VENEZUELA (5.9%)
Republic of Venezuela
 6.00%, due 12/9/20                                 $      4,500,000   $  4,097,250
 Series Reg S
 6.355%, due 4/20/11 (d)                                   1,750,000      1,736,875
 Series Reg S
 7.00%, due 12/1/18                                        1,000,000      1,010,000
V    8.50%, due 10/8/14                                    4,670,000      5,151,010
 10.75%, due 9/19/13                                         680,000        828,920
 13.625%, due 8/15/18                                        200,000        298,000
                                                                       ------------
                                                                         13,122,055
                                                                       ------------
Total Governments & Federal Agencies
 (Cost $139,270,489)                                                    161,597,513
                                                                       ------------

LOAN PARTICIPATION (0.0%)++(g)
-----------------------------------------------------------------------------------
MOROCCO (0.0%)++
Kingdom of Morocco
 2.563%, due 1/1/09                                           43,275         43,569
                                                                       ------------
Total Loan Participation
 (Cost $42,308)                                                              43,569
                                                                       ------------

YANKEE BOND (0.4%) (h)
-----------------------------------------------------------------------------------
ARGENTINA (0.4%)
YPF Sociedad Anonima
 9.125%, due 2/24/09                                         880,000        926,200
                                                                       ------------
Total Yankee Bond
 (Cost $864,397)                                                            926,200
                                                                       ------------
Total Long-Term Bonds
 (Cost $190,761,172)                                                    215,292,383
                                                                       ------------

SHORT-TERM INVESTMENTS (7.0%)
-----------------------------------------------------------------------------------
COMMERCIAL PAPER (3.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (i)                                     331,719        331,719
Compass Securitization
 5.292%, due 5/23/07 (i)                                     190,756        190,756
 5.294%, due 5/31/07 (i)                                     188,210        188,210
Den Danske Bank
 5.276%, due 5/15/07 (i)                                     443,274        443,274
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                         2,990,000      2,990,000
General Electric Capital Corp.
 5.23%, due 5/7/07                                         2,000,000      1,998,256
Greyhawk Funding LLC
 5.30%, due 5/8/07 (i)                                       321,591        321,591

 14   MainStay Global High Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (i)                            $        126,827   $    126,827
 5.289%, due 5/4/07 (i)                                       56,105         56,105
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (i)                                     224,419        224,419
Old Line Funding LLC
 5.293%, due 5/16/07 (i)                                     224,419        224,419
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (i)                                      212,296        212,296
Ranger Funding
 5.293%, due 5/22/07 (i)                                     168,314        168,314
Yorktown Capital LLC
 5.282%, due 5/31/07 (i)                                     224,419        224,419
                                                                       ------------
Total Commercial Paper
 (Cost $7,700,605)                                                        7,700,605
                                                                       ------------

                                                              SHARES
INVESTMENT COMPANY (0.5%)
BGI Institutional Money
 Market Fund (i)                                           1,032,199      1,032,199
                                                                       ------------
Total Investment Company
 (Cost $1,032,199)                                                        1,032,199
                                                                       ------------
                                                           PRINCIPAL
                                                              AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $235,674
 (Collateralized by various Corporate
 Bonds and a U.S. Treasury Note, with
 rates between 0.00%-8.38% and
 maturity dates between 8/1/07-2/15/99,
 with a Principal Amount of $373,702
 and a Market Value of $246,249) (i)                $        235,639        235,639
                                                                       ------------
Total Repurchase Agreement
 (Cost $235,639)                                                            235,639
                                                                       ------------
TIME DEPOSITS (3.0%)
Abbey National PLC
 5.30%, due 5/7/07 (i)                                       448,837        448,837
Bank of America Corp.
 5.27%, due 5/18/07 (d)(i)                                   617,151        617,151
Bank of Nova Scotia
 5.28%, due 5/17/07 (i)                                      392,732        392,732

                                                           PRINCIPAL
                                                              AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Calyon
 5.31%, due 5/1/07 (i)                              $      1,301,628   $  1,301,628
Deutsche Bank AG
 5.28%, due 5/15/07 (i)                                      448,837        448,837
KBC Bank N.V.
 5.28%, due 6/5/07 (i)                                       504,942        504,942
Rabobank Nederland
 5.265%, due 5/3/07 (i)                                      392,732        392,732
Royal Bank of Scotland
 5.285%, due 5/8/07 (i)                                      561,046        561,046
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (i)                                      448,837        448,837
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (i)                                      448,837        448,837
Toronto Dominion Bank
 5.28%, due 5/11/07 (i)                                      729,360        729,360
UBS AG
 5.27%, due 5/4/07 (i)                                       504,942        504,942
                                                                       ------------
Total Time Deposits
 (Cost $6,799,881)                                                        6,799,881
                                                                       ------------
Total Short-Term Investments
 (Cost $15,768,324)                                                      15,768,324
                                                                       ------------
Total Investments
 (Cost $206,529,496) (j)                                       103.1%   231,060,707(k)
Liabilities in Excess of
 Cash and Other Assets                                          (3.1)    (6,984,501)
                                                    ----------------   ------------
Net Assets                                                     100.0%  $224,076,206
                                                    ================   ============

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.
(a)  Brady bond--U.S. dollar-denominated bonds of developing countries.
(b)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)  Represents a security, or a portion thereof, which is out on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(e)  Fair valued security. The total market value of this security at April 30,
     2007 is $1,976,087, which reflects 0.9% of the Fund's net assets.
(f)  CIK ("Cash in Kind")--Interest payment is made with cash or additional securities.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

(g) Floating Rate Loan--generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate
     ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at April 30, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(h) Yankee Bond--dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)  The cost for federal income tax purposes is $206,568,224.
(k) At April 30, 2007 net unrealized appreciation for securities was $24,492,483, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $24,572,361 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $79,878.
The following abbreviations are used in the above portfolio:
ARS--Argentinian Peso
BRL--Brazilian Real
CP--Colombian Peso
EGP--Egyptian Pound
MXN--Mexican Peso
TRY--New Turkish Lira

 16   MainStay Global High Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $206,529,496) including $10,522,229
  market value of securities loaned             $231,060,707
Cash denominated in foreign currencies
  (identified cost $38,267)                           38,147
Cash                                                   3,792
Receivables:
  Dividends and interest                           3,957,277
  Fund shares sold                                   747,564
Other assets                                          34,738
Unrealized appreciation on foreign currency
  forward contracts                                   45,180
                                                -------------
    Total assets                                 235,887,405
                                                -------------
LIABILITIES:
Securities lending collateral                     10,780,068
Payables:
  Fund shares redeemed                               251,593
  Transfer agent (See Note 3)                        191,724
  Manager (See Note 3)                               143,905
  NYLIFE Distributors (See Note 3)                   103,637
  Shareholder communication                           45,957
  Professional fees                                   21,934
  Custodian                                           12,923
  Trustees                                             1,704
Accrued expenses                                       5,603
Dividend payable                                     252,151
                                                -------------
    Total liabilities                             11,811,199
                                                -------------
Net assets                                      $224,076,206
                                                =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited
  number of shares authorized:
  Class A                                       $    113,003
  Class B                                             35,560
  Class C                                             39,612
Additional paid-in capital                       198,056,056
Accumulated distributions in excess of net
  investment income                                 (283,870)
Accumulated undistributed net realized gain
  on investments                                   1,530,478
Net unrealized appreciation on investments        24,531,211
Net unrealized appreciation on translation of
  other assets and liabilities in foreign
  currencies and foreign currency forward
  contracts                                           54,156
                                                -------------
Net assets                                      $224,076,206
                                                =============
CLASS A
Net assets applicable to outstanding shares     $135,034,295
                                                =============
Shares of beneficial interest outstanding         11,300,314
                                                =============
Net asset value per share outstanding           $      11.95
Maximum sales charge (4.50% of offering price)          0.56
                                                -------------
Maximum offering price per share outstanding    $      12.51
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 42,120,116
                                                =============
Shares of beneficial interest outstanding          3,556,020
                                                =============
Net asset value and offering price per share
  outstanding                                   $      11.84
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 46,921,795
                                                =============
Shares of beneficial interest outstanding          3,961,223
                                                =============
Net asset value and offering price per share
  outstanding                                   $      11.85
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 7,534,170
  Income from securities loaned--net                  28,374
                                                 ------------
    Total income                                   7,562,544
                                                 ------------
EXPENSES:
  Manager (See Note 3)                               748,605
  Distribution--Class B (See Note 3)                 160,684
  Distribution--Class C (See Note 3)                 162,762
  Transfer agent (See Note 3)                        273,441
  Distribution/Service--Class A (See Note 3)         159,544
  Service--Class B (See Note 3)                       53,561
  Service--Class C (See Note 3)                       54,254
  Professional fees                                   35,218
  Shareholder communication                           34,647
  Registration                                        29,848
  Custodian                                           27,689
  Recordkeeping                                       23,918
  Trustees                                             4,916
  Miscellaneous                                        6,634
                                                 ------------
    Total expenses                                 1,775,721
  Net recouped fees (See Note 3)                      44,701
                                                 ------------
    Net expenses                                   1,820,422
                                                 ------------
Net investment income                              5,742,122
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
  Security transactions                            1,526,400
  Foreign currency transactions                       42,730
                                                 ------------
Net realized gain on investments and foreign
  currency transactions                            1,569,130
                                                 ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions                            5,387,219
  Translation of other assets and liabilities
    in foreign currencies and foreign currency
    forward contracts                                 62,933
                                                 ------------
Net change in unrealized appreciation on
  investments and foreign currency transactions    5,450,152
                                                 ------------
Net realized and unrealized gain on investments    7,019,282
                                                 ------------
Net increase in net assets resulting from
  operations                                     $12,761,404
                                                 ============

 18   MainStay Global High Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007           2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $  5,742,122   $ 10,985,232
 Net realized gain on investments
  and foreign currency transactions     1,569,130      6,232,389
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                 --         11,000
 Net change in unrealized
  appreciation on investments and
  foreign currency transactions         5,450,152      2,932,470
                                     ---------------------------
 Net increase in net assets
  resulting from operations            12,761,404     20,161,091
                                     ---------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                             (3,614,344)    (8,582,897)
   Class B                             (1,061,176)    (3,551,703)
   Class C                             (1,085,682)    (2,373,184)
 From net realized gain on investments:
   Class A                             (2,758,640)            --
   Class B                               (970,992)            --
   Class C                               (936,486)            --
                                     ---------------------------
 Total dividends and distributions
  to shareholders                     (10,427,320)   (14,507,784)
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             20,879,214     56,606,389
   Class B                              3,673,931     11,053,016
   Class C                             10,896,820     20,518,386
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                              4,577,852      5,379,622
   Class B                              1,622,458      2,512,281
   Class C                              1,267,425      1,482,171
                                     ---------------------------
                                       42,917,700     97,551,865

                                             2007           2006
 Cost of shares redeemed:
   Class A                           $(15,270,222)  $(46,151,317)
   Class B                             (5,143,003)   (13,156,518)
   Class C                             (4,883,628)   (12,336,949)
                                     ---------------------------
                                      (25,296,853)   (71,644,784)
 Net asset value of shares converted (See Note
  1):
   Class A                              1,606,568     16,067,544
   Class B                             (1,606,568)   (16,067,544)
   Increase in net assets derived
    from capital share transactions    17,620,847     25,907,081
                                     ---------------------------
   Net increase in net assets          19,954,931     31,560,388

NET ASSETS:
Beginning of period                   204,121,275    172,560,887
                                     ---------------------------
End of period                        $224,076,206   $204,121,275
                                     ===========================
Accumulated distributions in excess
 of net investment income at end of
 period                              $   (283,870)  $   (264,790)
                                     ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                             CLASS A
                                            --------------------------------------------------------------------------
                                                                                                        JANUARY 1,
                                            SIX MONTHS                                                     2003*
                                              ENDED                                                       THROUGH
                                            APRIL 30,               YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                              2007**          2006             2005         2004           2003
Net asset value at beginning of period       $  11.82       $  11.44          $ 11.17      $ 10.49        $  8.89
                                            ----------      --------          -------      -------      -----------
Net investment income                            0.33(g)        0.69(g)          0.73         0.76           0.63
Net realized and unrealized gain on
  investments                                    0.38           0.59(e)          0.49         0.67           1.56
Net realized and unrealized gain (loss) on
  foreign currency transactions                  0.01           0.01             0.00(b)      0.00(b)        0.00(b)
                                            ----------      --------          -------      -------      -----------
Total from investment operations                 0.72           1.29             1.22         1.43           2.19
                                            ----------      --------          -------      -------      -----------
Less dividends and distributions:
  From net investment income                    (0.33)         (0.91)           (0.76)       (0.75)         (0.59)
  From net realized gain on investments         (0.26)            --            (0.19)          --             --
                                            ----------      --------          -------      -------      -----------
Total dividends and distributions               (0.59)         (0.91)           (0.95)       (0.75)         (0.59)
                                            ----------      --------          -------      -------      -----------
Net asset value at end of period             $  11.95       $  11.82          $ 11.44      $ 11.17        $ 10.49
                                            ==========      ========          =======      =======      ===========
Total investment return (c)                      6.28%(f)      11.75%(d)(e)     11.35%       14.26%         25.21%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          5.67%+         5.97%            6.63%        7.29%          7.75%+
  Net expenses                                   1.40%+         1.40%            1.43%        1.53%          1.63%+
  Expenses (before
    recoupment/waiver/reimbursement)             1.36%+         1.43%(d)         1.46%        1.53%          1.63%+
Portfolio turnover rate                            12%            33%              34%          24%            34%
Net assets at end of period (in 000's)       $135,034       $121,810          $86,515      $44,434        $34,371

                                                  CLASS A
                                            -------------------

                                                YEAR ENDED
                                               DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $  8.72      $ 8.49
                                            -------      ------
Net investment income                          0.73        0.85(a)
Net realized and unrealized gain on
  investments                                  0.19        0.24(a)
Net realized and unrealized gain (loss) on
  foreign currency transactions               (0.01)         --
                                            -------      ------
Total from investment operations               0.91        1.09
                                            -------      ------
Less dividends and distributions:
  From net investment income                  (0.74)      (0.86)
  From net realized gain on investments          --          --
                                            -------      ------
Total dividends and distributions             (0.74)      (0.86)
                                            -------      ------
Net asset value at end of period            $  8.89      $ 8.72
                                            =======      ======
Total investment return (c)                   11.01%      13.59%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                        8.49%      10.11%(a)
  Net expenses                                 1.70%       1.70%
  Expenses (before
    recoupment/waiver/reimbursement)           1.91%       2.27%
Portfolio turnover rate                          92%        111%
Net assets at end of period (in 000's)      $22,754      $9,894

                                                                             CLASS C
                                            -------------------------------------------------------------------------
                                                                                                       JANUARY 1,
                                            SIX MONTHS                                                    2003*
                                              ENDED                                                      THROUGH
                                            APRIL 30,              YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                              2007**         2006             2005         2004           2003
Net asset value at beginning of period       $ 11.72        $ 11.36          $ 11.10      $ 10.44        $  8.86
                                            ----------      -------          -------      -------      -----------
Net investment income                           0.29(g)        0.60(g)          0.65         0.69           0.57
Net realized and unrealized gain on
  investments                                   0.38           0.58(e)          0.48         0.65           1.54
Net realized and unrealized gain (loss) on
  foreign currency transactions                 0.01           0.01            (0.00)(b)    (0.00)(b)       0.00(b)
                                            ----------      -------          -------      -------      -----------
Total from investment operations                0.68           1.19             1.13         1.34           2.11
                                            ----------      -------          -------      -------      -----------
Less dividends and distributions:
  From net investment income                   (0.29)         (0.83)           (0.68)       (0.68)         (0.53)
  From net realized gain on investments        (0.26)            --            (0.19)          --             --
                                            ----------      -------          -------      -------      -----------
Total dividends and distributions              (0.55)         (0.83)           (0.87)       (0.68)         (0.53)
                                            ----------      -------          -------      -------      -----------
Net asset value at end of period             $ 11.85        $ 11.72          $ 11.36      $ 11.10        $ 10.44
                                            ==========      =======          =======      =======      ===========
Total investment return (c)                     5.94%(f)      10.87%(d)(e)     10.62%       13.36%         24.33%(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         4.92%+         5.22%            5.88%        6.54%          7.00%+
  Net expenses                                  2.15%+         2.15%            2.18%        2.28%          2.38%+
  Expenses (before
    recoupment/waiver/reimbursement)            2.11%+         2.18%(d)         2.21%        2.28%          2.38%+
Portfolio turnover rate                           12%            33%              34%          24%            34%
Net assets at end of period (in 000's)       $46,922        $39,176          $28,547      $16,455        $11,031

                                                 CLASS C
                                            -----------------

                                               YEAR ENDED
                                              DECEMBER 31,
                                             2002       2001
Net asset value at beginning of period      $ 8.68      $8.46
                                            ------      -----
Net investment income                         0.67       0.79(a)
Net realized and unrealized gain on
  investments                                 0.20       0.23(a)
Net realized and unrealized gain (loss) on
  foreign currency transactions              (0.01)        --
                                            ------      -----
Total from investment operations              0.86       1.02
                                            ------      -----
Less dividends and distributions:
  From net investment income                 (0.68)     (0.80)
  From net realized gain on investments         --         --
                                            ------      -----
Total dividends and distributions            (0.68)     (0.80)
                                            ------      -----
Net asset value at end of period            $ 8.86      $8.68
                                            ======      =====
Total investment return (c)                  10.33%     12.69%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                       7.74%      9.36%(a)
  Net expenses                                2.45%      2.45%
  Expenses (before
    recoupment/waiver/reimbursement)          2.66%      3.02%
Portfolio turnover rate                         92%       111%
Net assets at end of period (in 000's)      $8,060      $ 957

*    The Fund changed its fiscal year end from December 31 to October 31.
+    Annualized.
**   Unaudited.
(a)  As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below.
     Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                                CLASS A       CLASS B       CLASS C
Decrease net investment income                                  ($0.00)(b)    ($0.00)(b)    ($0.00)(b)
Increase net realized and unrealized gains and losses             0.00 (b)      0.00 (b)      0.00 (b)
Decrease ratio of net investment income                          (0.04%)       (0.04%)       (0.04%)

(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges.
(d)  Includes nonrecurring reimbursements from Manager for professional fees costs. The effect on total return was less than one hundred of a percent.
(e)  The impact of nonrecurring dilute effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were less than $0.01 per share on net realized gains on investments; and the effect on total investment return was less than
     0.01%, respectively.
(f)  Total return is not annualized.
(g)  Per share data based on average shares outstanding during the period.

 20   MainStay Global High Income Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS B
---------------------------------------------------------------------------------------------------
                                                               JANUARY 1,
    SIX MONTHS                                                    2003*
      ENDED                                                      THROUGH            YEAR ENDED
    APRIL 30,              YEAR ENDED OCTOBER 31,              OCTOBER 31,         DECEMBER 31,
      2007**         2006             2005         2004           2003           2002         2001
     $ 11.72        $ 11.36          $ 11.10      $ 10.44        $  8.86        $  8.68      $ 8.46
    ----------      -------          -------      -------      -----------      -------      ------
        0.29(g)        0.60(g)          0.65         0.69           0.57           0.67        0.79(a)
        0.37           0.58(e)          0.48         0.65           1.54           0.20        0.23(a)
        0.01           0.01            (0.00)(b)    (0.00)(b)       0.00(b)       (0.01)         --
    ----------      -------          -------      -------      -----------      -------      ------
        0.67           1.19             1.13         1.34           2.11           0.86        1.02
    ----------      -------          -------      -------      -----------      -------      ------
       (0.29)         (0.83)           (0.68)       (0.68)         (0.53)         (0.68)      (0.80)
       (0.26)            --            (0.19)          --             --             --          --
    ----------      -------          -------      -------      -----------      -------      ------
       (0.55)         (0.83)           (0.87)       (0.68)         (0.53)         (0.68)      (0.80)
    ----------      -------          -------      -------      -----------      -------      ------
     $ 11.84        $ 11.72          $ 11.36      $ 11.10        $ 10.44        $  8.86      $ 8.68
    ==========      =======          =======      =======      ===========      =======      ======
        5.94%(f)      10.87%(d)(e)     10.62%       13.36%         24.33%(f)      10.33%      12.69%
        4.92%+         5.22%            5.88%        6.54%          7.00%+         7.74%       9.36%(a)
        2.15%+         2.15%            2.18%        2.28%          2.38%+         2.45%       2.45%
        2.11%+         2.18%(d)         2.21%        2.28%          2.38%+         2.66%       3.02%
          12%            33%              34%          24%            34%            92%        111%
     $42,120        $43,136          $57,500      $31,459        $26,881        $16,708      $6,715

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Global High Income Fund (the "Fund").

The Fund currently offers three classes of shares. Class A shares and Class B shares commenced on June 1, 1998. Class C shares commenced on September 1, 1998. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class B shares convert to Class A shares eight years after the date they were purchased. The three classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act.

The Fund's investment objective is to seek to provide maximum current income by investing primarily in high yield debt securities of non-U.S. issuers. Capital appreciation is a secondary objective. The Fund is "non-diversified," which means that it may invest a greater percentage of its assets than diversified funds in a particular issuer. This may make it more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

The Fund's principal investments include high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $1,976,087 that were valued in such manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited

 22   MainStay Global High Income Fund
to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 25) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) LOAN ASSIGNMENTS, PARTICIPATIONS AND COMMITMENTS. The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available (a "commitment") to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

                                                    www.mainstayfunds.com     23

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower ("intermediate participants"). In the event that the borrower, selling participant or intermediate participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts.

(I) FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into foreign currency forward contracts primarily to hedge its foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates or to try to enhance the Fund's returns.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Fund's exposure at period end to credit loss in the event of a counterparty's failure to perform its obligations. (See Note 5 on page 26.)

(J) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currencies amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(K) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 26.)

(L) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be

 24   MainStay Global High Income Fund
maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.40%; Class B, 2.15%; and Class C, 2.15%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.40% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $748,605 and recouped $44,701.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                  OCTOBER 31,
                      2009                  TOTAL
                    $27,707                $27,707
              -------------------------------------------

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.35% of the average daily net assets of the Fund. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $36,624 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $345, $40,804 and $11,473, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund,

                                                    www.mainstayfunds.com     25
for the six months ended April 30, 2007, amounted to $273,441.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                $7,127,668        5.3%
------------------------------------------------------------
Class C                                       333        0.0*
------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $4,834.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $23,918 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The Fund utilized $1,260,445 of capital loss carryforwards during the year ended October 31, 2006.

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                     2006
Distributions paid from:
  Ordinary Income                             $14,507,784
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED, FOREIGN CURRENCY FORWARD CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $10,522,229. The Fund received $10,780,068 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

Foreign currency forward contract open at April 30, 2007:

                                                                        CONTRACT          CONTRACT
                                                                          AMOUNT            AMOUNT            UNREALIZED
FOREIGN CURRENCY BUY CONTRACTS                                         PURCHASED              SOLD          APPRECIATION
Indonesian Rupiah vs. U.S. Dollar, expiring 6/5/07            IDR 9,205,000,000        $  996,859        $        16,572
------------------------------------------------------------------------------------------------------------------------
Russian Rouble vs. U.S. Dollar, expiring 9/7/07               RUB    39,757,500         1,521,042                 28,608
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency forward
  contracts                                                                                              $        45,180
------------------------------------------------------------------------------------------------------------------------

 26   MainStay Global High Income Fund

Foreign Currency held at April 30, 2007

                       CURRENCY                               COST      VALUE
Argentinian Peso                           ARS 116,564    $37,852    $37,729
Egyptian Pound                             EGP   2,377        415        418
-----------------------------------------------------------------------------
                                                          $38,267    $38,147
-----------------------------------------------------------------------------

NOTE 6--CUSTODIAN:
IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007 purchases and sales of securities, other than short-term securities, were $37,797 and $23,465, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                     SIX MONTHS ENDED
                                      APRIL 30, 2007*
                                CLASS A   CLASS B   CLASS C
Shares sold                      1,760      313        926
-----------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                    388      138        108
-----------------------------------------------------------
                                 2,148      451      1,034
Shares redeemed                 (1,289)    (469)      (415)
-----------------------------------------------------------
Shares converted (See Note 1)      136     (106)        --
-----------------------------------------------------------
Net increase (decrease)            995     (124)       619
-----------------------------------------------------------

                                        YEAR ENDED
                                     OCTOBER 31, 2006
                                CLASS A   CLASS B   CLASS C
Shares sold                      4,891       962     1,788
-----------------------------------------------------------
Shares issued in reinvestment
  of dividends                     467       220       130
-----------------------------------------------------------
                                 5,358     1,182     1,918
Shares redeemed                 (4,020)   (1,148)   (1,089)
-----------------------------------------------------------
Shares converted (See Note 1)    1,406    (1,417)       --
-----------------------------------------------------------
Net increase (decrease)          2,744    (1,383)      829
-----------------------------------------------------------

* Unaudited.

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay Global High Income Fund was $11,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

                                                    www.mainstayfunds.com     27

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 28   MainStay Global High Income Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

 GLOBAL HIGH         VOTES          VOTES
 INCOME FUND          FOR          WITHHELD    ABSTENTIONS       TOTAL
Susan B.
 Kerley          13,359,684.115   20,393.306   47,109.000    13,427,186.421
---------------------------------------------------------------------------
Alan R.
 Latshaw         13,360,851.720   19,225.701   47,109.000    13,427,186.421
---------------------------------------------------------------------------
Peter Meenan     13,359,333.845   20,743.576   47,109.000    13,427,186.421
---------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      13,361,186.491   18,890.930   47,109.000    13,427,186.421
---------------------------------------------------------------------------
Richard S.
 Trutanic        13,361,350.331   18,727.090   47,109.000    13,427,186.421
---------------------------------------------------------------------------
Roman L. Weil    13,359,388.638   20,688.783   47,109.000    13,427,186.421
---------------------------------------------------------------------------
John A.
 Weisser         13,359,604.687   20,472.734   47,109.000    13,427,186.421
---------------------------------------------------------------------------
Brian A.
 Murdock         13,361,350.331   18,727.090   47,109.000    13,427,186.421
---------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     29

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 30   MainStay Global High Income Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc., since 2006 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999 to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     31

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 32   MainStay Global High Income Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     33

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010715         (RECYCLE LOGO)       MS155-07                 MSGH10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    COMMON STOCK FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher

President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    COMMON STOCK FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      10
--------------------------------------------------------------------------------

Financial Statements                                                          16
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  27
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        27
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               27
--------------------------------------------------------------------------------

Trustees and Officers                                                         28

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        2.25%    8.62%  6.05%     4.84%
Excluding sales charges   8.20    14.94   7.26      5.51

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                     MAINSTAY COMMON
                                                       STOCK FUND                 S&P 500 INDEX            RUSSELL 1000 INDEX
                                                     ---------------              -------------            ------------------
6/01/98                                                    9450                       10000                       10000
                                                          12304                       12395                       12297
                                                          15072                       13651                       13827
                                                          12682                       11880                       11938
                                                          10744                       10380                       10508
                                                           8883                        8999                        9094
                                                          10667                       11057                       11267
                                                          11329                       11758                       12079
                                                          13269                       13571                       14097
4/30/07                                                   15251                       15638                       16233

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        2.77%    9.05%  6.16%     4.73%
Excluding sales charges   7.77    14.05   6.47      4.73

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                     MAINSTAY COMMON
                                                       STOCK FUND                 S&P 500 INDEX            RUSSELL 1000 INDEX
                                                     ---------------              -------------            ------------------
6/01/98                                                   10000                       10000                       10000
                                                          12930                       12395                       12297
                                                          15719                       13651                       13827
                                                          13119                       11880                       11938
                                                          11038                       10380                       10508
                                                           9058                        8999                        9094
                                                          10794                       11057                       11267
                                                          11383                       11758                       12079
                                                          13241                       13571                       14097
4/30/07                                                   15102                       15638                       16233

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        6.85%   13.14%  6.47%     4.73%
Excluding sales charges   7.85    14.14   6.47      4.73

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                     MAINSTAY COMMON
                                                       STOCK FUND                 S&P 500 INDEX            RUSSELL 1000 INDEX
                                                     ---------------              -------------            ------------------
6/01/98                                                   10000                       10000                       10000
                                                          12930                       12395                       12297
                                                          15719                       13651                       13827
                                                          13119                       11880                       11938
                                                          11038                       10380                       10508
                                                           9058                        8999                        9094
                                                          10794                       11057                       11267
                                                          11383                       11758                       12079
                                                          13231                       13571                       14097
4/30/07                                                   15102                       15638                       16233

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                          8.57%   15.71%  7.71%     5.88%

(PERFORMANCE GRAPH)

                                                     MAINSTAY COMMON
                                                       STOCK FUND                 S&P 500 INDEX            RUSSELL 1000 INDEX
                                                     ---------------              -------------            ------------------
6/01/98                                                   10000                       10000                       10000
                                                          13049                       12395                       12297
                                                          16026                       13651                       13827
                                                          13516                       11880                       11938
                                                          11484                       10380                       10508
                                                           9513                        8999                        9094
                                                          11453                       11057                       11267
                                                          12206                       11758                       12079
                                                          14386                       13571                       14097
4/30/07                                                   16646                       15638                       16233

                                                          SIX      ONE     FIVE      SINCE
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------------------

S&P 500(R) Index(1)                                       8.60%   15.24%   8.54%     5.14%
Russell 1000(R) Index(2)                                  9.10    15.16    9.09      5.58
Average Lipper large-cap core fund(3)                     8.25    13.26    7.05      4.25

modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (6/1/98) through 8/31/98, performance for Class C shares (first offered 9/1/98) includes the historical performance of Class B shares adjusted to reflect the applicable CDSC for fees, estimated expenses and fee waivers/expense limitations of Class C shares upon initial offer. From inception through 12/27/04, performance of Class I shares (first offered 12/28/04) includes the historical performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class I shares upon initial offer. Unadjusted, performance shown for the newer class of shares might have been lower.

1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. The S&P 500(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. The Russell 1000(R) Index is an unmanaged index that mea-sures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Common Stock Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY COMMON STOCK FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                       VALUE (BASED ON
                                                       VALUE (BASED                          HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,082.50           $ 6.71            $1,018.50            $ 6.51
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,078.45           $10.56            $1,014.75            $10.24
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,079.25           $10.57            $1,014.75            $10.24
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,085.90           $ 3.21            $1,021.90            $ 3.11
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.30% for Class A, 2.05% for Class B and Class C and 0.62% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                SHORT-TERM INVESTMENTS
                                              (COLLATERAL FROM SECURITIES                               LIABILITIES IN EXCESS OF
COMMON STOCKS                                      LENDING IS 3.9%)            INVESTMENT COMPANY         CASH AND OTHER ASSETS
-------------                                 ---------------------------      ------------------       ------------------------
98.7                                                      3.9                          1.2                         (3.8)

* Includes 0.4% of Short-Term Investment Company Securities.

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  ExxonMobil Corp.
 2.  Citigroup, Inc.
 3.  General Electric Co.
 4.  Pfizer, Inc.
 5.  Chevron Corp.
 6.  Microsoft Corp.
 7.  JPMorgan Chase & Co.
 8.  International Business Machines Corp.
 9.  Bank of New York Co., Inc. (The)
10.  AT&T, Inc.

 8   MainStay Common Stock Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Harvey Fram, CFA, of New York Life Investment Management LLC

HOW DID MAINSTAY COMMON STOCK FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Common Stock Fund returned 8.20% for Class A shares, 7.77% for Class B shares and 7.85% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 8.57%. All share classes underperformed the 8.60% return of the S&P 500(R) Index, the Fund's broad-based securities-market index, for the six-month period. Class I shares outperformed--and Class A, Class B and Class C shares underperformed--the 8.25% return of the average Lipper large-cap core fund for the six months ended April 30, 2007. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH SECTORS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE AND WHICH ONES WERE THE WEAKEST?

The sectors that made the greatest positive contributions to the Fund's performance relative to the S&P 500(R) Index were materials, industrials and financials. Within each of these sectors, the greatest impact on relative return came from security selection. The Fund's strength in materials was led by metals & mining companies.

Utilities, information technology and telecommunication services were the Fund's weakest-performing sectors relative to the S&P 500(R) Index.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

The three strongest individual contributors to the Fund's absolute performance during the reporting period were all in the energy sector: ExxonMobil, Chevron and Valero Energy. It should be noted, however, that the Fund holds approximately 450 to 500 securities and weightings are typically within 75 basis points of the corresponding position in the benchmark. As a result, no single stock will have a significant impact--positive or negative--on the Fund's performance relative to the Index.

WHICH INDIVIDUAL STOCKS DETRACTED FROM THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

Major detractors from the Fund's absolute performance during the reporting period included communications equipment company Motorola, software company Intuit and specialty retailer Office Depot.

WHAT WERE SOME OF THE FUND'S PURCHASES AND SALES DURING THE REPORTING PERIOD?

The Fund seeks stocks with attractive valuations, reliable earnings and strong price trends. Among the stocks purchased by the Fund during the reporting period were Apple and McDonald's. Securities that were sold included Equity Office Properties and JC Penney.

WERE THERE ANY CHANGES IN THE FUND'S SECTOR POSITIONING DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's weightings in the financials and energy sectors increased. The Fund's weightings in information technology and telecommunication services decreased.

As of April 30, 2007, the Fund was overweight relative to the S&P 500(R) Index in the financials and consumer discretionary sectors, which hurt the Fund's performance. On the same date, the Fund held underweight positions in consumer staples and industrials, which helped the Fund's performance.


The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on the S&P 500(R) Index.
2. See footnote on page 6 for more information on Lipper Inc.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                        SHARES          VALUE
COMMON STOCKS (98.7%)+
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.8%)
Boeing Co. (The)                                        34,730   $  3,229,890
Honeywell International, Inc.                            5,760        312,077
Lockheed Martin Corp.                                   24,406      2,346,393
Raytheon Co.                                            31,032      1,661,453
                                                                 ------------
                                                                    7,549,813
                                                                 ------------
AUTO COMPONENTS (0.1%)
ArvinMeritor, Inc. (a)                                   5,221        107,814
Lear Corp. (b)                                           2,660         97,675
                                                                 ------------
                                                                      205,489
                                                                 ------------
AUTOMOBILES (0.4%)
Ford Motor Co. (a)                                      86,469        695,211
Harley-Davidson, Inc. (a)                                3,258        206,297
Thor Industries, Inc.                                    1,331         53,014
                                                                 ------------
                                                                      954,522
                                                                 ------------
BEVERAGES (0.7%)
Coca-Cola Co. (The)                                      6,105        318,620
Coca-Cola Enterprises, Inc. (a)                         14,412        316,199
Molson Coors Brewing Co. Class B                         6,578        620,174
Pepsi Bottling Group, Inc. (The)                         2,505         82,189
PepsiCo, Inc.                                            6,859        453,311
                                                                 ------------
                                                                    1,790,493
                                                                 ------------
BIOTECHNOLOGY (0.0%)++
Amgen, Inc. (b)                                            126          8,082
MedImmune, Inc. (b)                                        554         31,401
                                                                 ------------
                                                                       39,483
                                                                 ------------
BUILDING PRODUCTS (0.6%)
Masco Corp. (a)                                         55,534      1,511,080
                                                                 ------------

CAPITAL MARKETS (8.6%)
Ameriprise Financial, Inc.                              29,036      1,726,771
V  Bank of New York Co., Inc. (The)                    106,904      4,327,474
Bear Stearns Cos., Inc. (The) (a)                        1,676        260,953
Charles Schwab Corp. (The)                              94,604      1,808,828
Franklin Resources, Inc.                                 8,805      1,156,185
Goldman Sachs Group, Inc. (The)                         16,442      3,594,386
Lehman Brothers Holdings, Inc.                          28,803      2,168,290
Merrill Lynch & Co., Inc.                               36,751      3,316,043
Morgan Stanley                                          42,253      3,549,674
Northern Trust Corp.                                    23,489      1,478,633
                                                                 ------------
                                                                   23,387,237
                                                                 ------------
CHEMICALS (0.6%)
Albemarle Corp.                                          6,841        290,400
Ashland, Inc.                                            8,004        479,840
FMC Corp.                                                  443         34,080
Lyondell Chemical Co.                                   21,173        658,904
Scotts Miracle-Gro Co. (The) Class A                       601         27,027
                                                                 ------------
                                                                    1,490,251
                                                                 ------------


                                                        SHARES          VALUE
COMMERCIAL BANKS (1.4%)
Associated Banc-Corp.                                    1,698   $     54,981
BB&T Corp.                                               6,522        271,446
PNC Financial Services Group, Inc.                      26,271      1,946,681
TCF Financial Corp.                                      1,471         39,835
Wachovia Corp.                                           8,372        464,981
Wells Fargo & Co.                                       30,912      1,109,432
                                                                 ------------
                                                                    3,887,356
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Deluxe Corp.                                             4,010        151,778
Korn/Ferry International (b)                             3,762         88,670
R.R. Donnelley & Sons Co.                                3,963        159,313
                                                                 ------------
                                                                      399,761
                                                                 ------------
COMMUNICATIONS EQUIPMENT (2.1%)
3Com Corp. (b)                                           9,722         39,180
Avaya, Inc. (b)                                         44,475        574,617
Cisco Systems, Inc. (b)                                104,502      2,794,383
Juniper Networks, Inc. (b)                               9,247        206,763
Motorola, Inc.                                         116,386      2,016,969
Polycom, Inc. (b)                                        2,557         85,148
UTStarcom, Inc. (a)(b)                                  10,525         75,148
                                                                 ------------
                                                                    5,792,208
                                                                 ------------
COMPUTERS & PERIPHERALS (4.9%)
Apple, Inc. (b)                                         13,538      1,351,092
Dell, Inc. (b)                                         100,933      2,544,521
EMC Corp. (b)                                           17,778        269,870
Hewlett-Packard Co.                                     95,814      4,037,602
V  International Business Machines Corp.                43,539      4,450,121
Lexmark International, Inc. Class A (b)                 13,712        747,304
                                                                 ------------
                                                                   13,400,510
                                                                 ------------
CONSTRUCTION & ENGINEERING (0.1%)
Granite Construction, Inc.                               3,424        206,262
Infrasource Services, Inc. (b)                           1,234         41,191
Quanta Services, Inc. (a)(b)                             1,513         41,592
                                                                 ------------
                                                                      289,045
                                                                 ------------
CONSUMER FINANCE (1.0%)
American Express Co.                                    27,069      1,642,276
AmeriCredit Corp. (a)(b)                                11,730        295,948
Capital One Financial Corp.                             10,758        798,889
                                                                 ------------
                                                                    2,737,113
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.4%)
Pactiv Corp. (b)                                        18,311   $    633,194
Temple-Inland, Inc.                                      7,562        447,973
                                                                 ------------
                                                                    1,081,167
                                                                 ------------
DIVERSIFIED CONSUMER SERVICES (0.1%)
Career Education Corp. (b)                               7,997        236,231
DeVry, Inc.                                                331         10,920
Sotheby's Holdings, Inc. Class A                         2,902        149,801
                                                                 ------------
                                                                      396,952
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES (5.0%)
Bank of America Corp.                                   57,987      2,951,538
V  Citigroup, Inc.                                     115,841      6,211,394
V  JPMorgan Chase & Co.                                 86,141      4,487,946
                                                                 ------------
                                                                   13,650,878
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
V  AT&T, Inc.                                          106,958      4,141,414
CenturyTel, Inc.                                        15,818        728,419
Citizens Communications Co. (a)                         39,164        609,783
Embarq Corp. (a)                                        20,788      1,248,111
Verizon Communications, Inc.                           104,076      3,973,622
                                                                 ------------
                                                                   10,701,349
                                                                 ------------
ELECTRIC UTILITIES (1.8%)
Edison International                                    42,116      2,204,773
Entergy Corp.                                           20,946      2,369,830
Progress Energy, Inc.                                    4,900        247,695
                                                                 ------------
                                                                    4,822,298
                                                                 ------------
ELECTRICAL EQUIPMENT (0.0%)++
Thomas & Betts Corp. (b)                                 1,323         72,077
                                                                 ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Avnet, Inc. (b)                                          1,662         67,976
Tech Data Corp. (b)                                      3,957        140,632
Vishay Intertechnology, Inc. (b)                         2,326         38,728
                                                                 ------------
                                                                      247,336
                                                                 ------------
ENERGY EQUIPMENT & SERVICES (1.5%)
Cameron International Corp. (b)                          3,024        195,260
ENSCO International, Inc.                                5,460        307,835
Halliburton Co.                                         64,753      2,057,203
National Oilwell Varco, Inc. (b)                        12,474      1,058,419
Patterson-UTI Energy, Inc.                               3,889         94,853
Schlumberger, Ltd.                                         217         16,021
Tidewater, Inc. (a)                                      5,802        366,744
                                                                 ------------
                                                                    4,096,335
                                                                 ------------


                                                        SHARES          VALUE
FOOD & STAPLES RETAILING (0.3%)
Safeway, Inc.                                            6,576   $    238,709
Wal-Mart Stores, Inc.                                   14,389        689,521
                                                                 ------------
                                                                      928,230
                                                                 ------------
FOOD PRODUCTS (0.9%)
Dean Foods Co.                                           4,407        160,547
General Mills, Inc.                                     18,305      1,096,469
J.M. Smucker Co. (The)                                   5,764        321,746
Kraft Foods, Inc. Class A                               23,895        799,766
                                                                 ------------
                                                                    2,378,528
                                                                 ------------
GAS UTILITIES (0.2%)
Nicor, Inc.                                              3,553        182,056
ONEOK, Inc.                                              5,660        274,001
                                                                 ------------
                                                                      456,057
                                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Advanced Medical Optics, Inc. (a)(b)                     4,430        179,105
Baxter International, Inc.                              17,740      1,004,616
Biomet, Inc.                                             4,964        214,445
Edwards Lifesciences Corp. (b)                             727         35,623
                                                                 ------------
                                                                    1,433,789
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (5.8%)
Aetna, Inc.                                             49,116      2,302,558
AmerisourceBergen Corp.                                 27,058      1,352,629
Apria Healthcare Group, Inc. (b)                         4,307        136,704
Cardinal Health, Inc.                                    3,965        277,352
CIGNA Corp.                                              8,955      1,393,308
Coventry Health Care, Inc. (b)                          22,471      1,299,498
Humana, Inc. (b)                                        23,562      1,490,061
McKesson Corp.                                          35,823      2,107,467
UnitedHealth Group, Inc.                                50,761      2,693,379
WellCare Health Plans, Inc. (b)                          1,225         98,723
WellPoint, Inc. (b)                                     33,719      2,662,789
                                                                 ------------
                                                                   15,814,468
                                                                 ------------
HOTELS, RESTAURANTS & LEISURE (0.5%)
Brinker International, Inc.                              6,531        203,114
CBRL Group, Inc. (a)                                     1,988         88,625
Harrah's Entertainment, Inc.                             3,318        283,025
McDonald's Corp.                                        14,943        721,448
                                                                 ------------
                                                                    1,296,212
                                                                 ------------
HOUSEHOLD DURABLES (1.0%)
American Greetings Corp. Class A (a)                     5,741        146,108
Black & Decker Corp. (a)                                 9,542        865,650
Blyth, Inc.                                              2,418         63,110
KB Home (a)                                              6,941        306,167
Lennar Corp. Class A (a)                                16,848        719,578

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11
PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED (CONTINUED)


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
HOUSEHOLD DURABLES (CONTINUED)
MDC Holdings, Inc. (a)                                   2,687   $    137,736
Mohawk Industries, Inc. (a)(b)                           2,838        255,874
NVR, Inc. (a)(b)                                           118         97,232

 12   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
HOUSEHOLD DURABLES (CONTINUED)
Snap-on, Inc.                                              951   $     51,829
Tupperware Brands Corp.                                  5,334        149,992
                                                                 ------------
                                                                    2,793,276
                                                                 ------------
HOUSEHOLD PRODUCTS (1.4%)
Energizer Holdings, Inc. (b)                             1,509        146,645
Kimberly-Clark Corp.                                    13,674        973,179
Procter & Gamble Co. (The)                              39,871      2,564,104
                                                                 ------------
                                                                    3,683,928
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
AES Corp. (The) (b)                                     72,167      1,586,952
TXU Corp.                                               23,372      1,532,736
                                                                 ------------
                                                                    3,119,688
                                                                 ------------
INDUSTRIAL CONGLOMERATES (2.3%)
V  General Electric Co.                                160,440      5,913,818
Teleflex, Inc.                                           3,947        283,513
                                                                 ------------
                                                                    6,197,331
                                                                 ------------
INSURANCE (10.2%)
ACE, Ltd.                                               35,955      2,137,884
AFLAC, Inc.                                             25,692      1,319,027
Allstate Corp. (The)                                    38,937      2,426,554
Ambac Financial Group, Inc.                              1,938        177,908
American Financial Group, Inc.                           6,922        244,139
American International Group, Inc.                      27,946      1,953,705
Aon Corp.                                               42,937      1,663,809
Assurant, Inc.                                           3,429        197,270
Chubb Corp. (The)                                       40,732      2,192,604
Everest Re Group, Ltd.                                     416         41,866
First American Corp.                                     7,167        369,100
Genworth Financial, Inc. Class A                        55,333      2,019,101
Hartford Financial Services Group, Inc. (The)           16,195      1,638,934
HCC Insurance Holdings, Inc.                             5,549        170,132
Horace Mann Educators Corp.                              1,054         22,176
Lincoln National Corp.                                   1,109         78,905
Loews Corp.                                             23,980      1,134,734
Mercury General Corp.                                      839         45,432
MetLife, Inc.                                           36,311      2,385,633
Old Republic International Corp.                        19,584        416,552
Principal Financial Group, Inc.                         25,229      1,601,789
Protective Life Corp.                                    3,480        163,212
Prudential Financial, Inc.                              10,244        973,180
SAFECO Corp.                                             6,202        413,921
Travelers Cos., Inc. (The)                              23,259      1,258,312
Unum Group                                               9,909        246,536
W.R. Berkley Corp.                                      17,034        553,435
XL Capital, Ltd. Class A                                24,655      1,922,597
                                                                 ------------
                                                                   27,768,447
                                                                 ------------


                                                        SHARES          VALUE
INTERNET & CATALOG RETAIL (0.4%)
IAC/InterActiveCorp. (a)(b)                             31,386   $  1,196,434
                                                                 ------------

INTERNET SOFTWARE & SERVICES (0.1%)
Google, Inc. Class A (b)                                   776        365,791
                                                                 ------------

IT SERVICES (2.6%)
Acxiom Corp.                                             6,925        156,505
Affiliated Computer Services, Inc. Class A (b)           1,808        108,317
Alliance Data Systems Corp. (b)                            765         48,700
Broadridge Financial Solutions LLC (b)                   3,367         67,475
Computer Sciences Corp. (b)                             24,314      1,350,400
Convergys Corp. (b)                                     19,742        498,683
CSG Systems International, Inc. (b)                      3,411         91,347
Electronic Data Systems Corp.                           69,962      2,045,689
Fidelity National Information Services, Inc.            11,207        566,290
First Data Corp.                                        61,512      1,992,989
SRA International, Inc. Class A (b)                        471         11,506
                                                                 ------------
                                                                    6,937,901
                                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (1.2%)
Eastman Kodak Co. (a)                                   39,682        988,479
Hasbro, Inc.                                            23,195        733,194
Mattel, Inc.                                            54,589      1,544,869
                                                                 ------------
                                                                    3,266,542
                                                                 ------------
MACHINERY (1.3%)
AGCO Corp. (b)                                           9,198        383,833
Caterpillar, Inc.                                        4,283        311,031
Cummins, Inc.                                           14,853      1,368,852
Eaton Corp.                                              5,576        497,435
Terex Corp. (b)                                         11,907        926,960
                                                                 ------------
                                                                    3,488,111
                                                                 ------------
MEDIA (2.8%)
Belo Corp. Class A                                       1,144         22,045
CBS Corp. Class B                                       43,493      1,381,773
Clear Channel Communications, Inc.                      10,074        356,922
Comcast Corp. Class A (b)                                1,963         52,334
DIRECTV Group, Inc. (The) (b)                           63,286      1,508,738
Lee Enterprises, Inc.                                      603         15,787
McGraw-Hill Cos., Inc. (The)                            18,317      1,200,313
Omnicom Group, Inc.                                     19,590      2,051,269
Time Warner, Inc.                                        1,566         32,307
Tribune Co.                                                870         28,536
Viacom, Inc. Class B (b)                                20,993        865,961
                                                                 ------------
                                                                    7,515,985
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
METALS & MINING (1.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B (a)        30,661   $  2,059,193
Nucor Corp.                                             17,759      1,126,986
United States Steel Corp.                               13,567      1,377,593
                                                                 ------------
                                                                    4,563,772
                                                                 ------------
MULTILINE RETAIL (2.6%)
Big Lots, Inc. (b)                                      15,108        486,478
Dollar General Corp.                                     3,188         68,064
Dollar Tree Stores, Inc. (b)                             5,247        206,312
Federated Department Stores, Inc.                       49,348      2,167,364
Kohl's Corp. (b)                                        29,706      2,199,432
Nordstrom, Inc.                                         32,243      1,770,786
Saks, Inc. (a)                                          10,641        222,823
                                                                 ------------
                                                                    7,121,259
                                                                 ------------
MULTI-UTILITIES (0.1%)
KeySpan Corp.                                            3,230        133,754
NSTAR                                                    1,398         50,188
OGE Energy Corp.                                           252          9,687
                                                                 ------------
                                                                      193,629
                                                                 ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (b)                                         14,793        273,670
                                                                 ------------

OIL, GAS & CONSUMABLE FUELS (9.7%)
V  Chevron Corp.                                        61,887      4,814,190
ConocoPhillips                                          30,613      2,123,012
V  ExxonMobil Corp.                                    139,495     11,073,113
Kinder Morgan, Inc. (a)                                  1,072        114,232
Marathon Oil Corp.                                      25,109      2,549,819
Noble Energy, Inc.                                       9,824        577,749
Occidental Petroleum Corp.                              25,455      1,290,568
Overseas Shipholding Group, Inc.                         2,987        211,480
Plains Exploration & Production Co. (b)                  3,825        179,737
Spectra Energy Corp.                                     8,692        226,861
Sunoco, Inc.                                             4,152        313,601
Valero Energy Corp.                                     40,903      2,872,618
                                                                 ------------
                                                                   26,346,980
                                                                 ------------
PAPER & FOREST PRODUCTS (0.0%)++
Abitibi-Consolidated, Inc.                              36,260         95,364
                                                                 ------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver Co.                                       7,090        172,216
                                                                 ------------

PHARMACEUTICALS (4.7%)
Abbott Laboratories                                        360         20,383
Barr Pharmaceuticals, Inc. (b)                           7,229        349,594
Forest Laboratories, Inc. (b)                           33,263      1,769,924


                                                        SHARES          VALUE
PHARMACEUTICALS (CONTINUED)
Johnson & Johnson                                       32,030   $  2,056,967
King Pharmaceuticals, Inc. (b)                          33,419        683,419
Merck & Co., Inc.                                       44,295      2,278,535
Mylan Laboratories, Inc.                                 6,996        153,422
V  Pfizer, Inc.                                        192,994      5,106,621
Watson Pharmaceuticals, Inc. (b)                        13,951        380,862
                                                                 ------------
                                                                   12,799,727
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS (0.1%)
Apartment Investment & Management Co. Class A            4,719        260,961
Cousins Properties, Inc.                                   510         17,121
Potlatch Corp.                                             520         22,563
                                                                 ------------
                                                                      300,645
                                                                 ------------
ROAD & RAIL (0.1%)
Avis Budget Group, Inc. (b)                             10,229        287,742
YRC Worldwide, Inc. (b)                                  1,676         66,688
                                                                 ------------
                                                                      354,430
                                                                 ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Applied Materials, Inc.                                118,786      2,283,067
Atmel Corp. (b)                                         10,954         58,275
Intel Corp.                                             34,268        736,762
National Semiconductor Corp.                            30,348        798,152
Novellus Systems, Inc. (b)                              15,368        497,462
Teradyne, Inc. (a)(b)                                   22,442        391,613
Xilinx, Inc. (a)                                         6,139        180,978
                                                                 ------------
                                                                    4,946,309
                                                                 ------------
SOFTWARE (3.6%)
BMC Software, Inc. (b)                                  29,107        942,194
CA, Inc.                                                36,483        994,527
Cadence Design Systems, Inc. (b)                         6,879        152,714
Compuware Corp. (b)                                     40,320        397,958
Intuit, Inc. (b)                                         4,680        133,146
McAfee, Inc. (b)                                         4,337        140,909
V  Microsoft Corp.                                     160,530      4,806,268
Novell, Inc. (b)                                        24,308        177,448
Sybase, Inc. (b)                                         7,441        179,998
Symantec Corp. (b)                                      99,067      1,743,579
Synopsys, Inc. (b)                                       5,541        153,264
                                                                 ------------
                                                                    9,822,005
                                                                 ------------
SPECIALTY RETAIL (2.6%)
Aeropostale, Inc. (b)                                    4,079        167,851
American Eagle Outfitters, Inc.                         20,226        596,060
AnnTaylor Stores Corp. (b)                               4,588        176,546
AutoNation, Inc. (b)                                     1,180         24,119
AutoZone, Inc. (b)                                       7,110        945,914

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 14   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)
Barnes & Noble, Inc.                                     1,863   $     73,644
Circuit City Stores, Inc.                               17,107        298,517
GameStop Corp. Class A (b)                               3,706        122,928

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)
Gap, Inc. (The)                                         71,311   $  1,280,032
Office Depot, Inc. (b)                                  13,951        469,033
OfficeMax, Inc.                                          2,460        121,081
Payless ShoeSource, Inc. (b)                             5,739        183,074
RadioShack Corp. (a)                                    18,609        540,964
Ross Stores, Inc.                                        5,158        170,988
Sherwin-Williams Co. (The)                              12,063        769,257
TJX Cos., Inc. (The)                                    41,186      1,148,678
                                                                 ------------
                                                                    7,088,686
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Jones Apparel Group, Inc.                               15,606        521,084
NIKE, Inc. Class B                                      10,152        546,787
Phillips-Van Heusen Corp.                                1,358         75,912
Polo Ralph Lauren Corp. (a)                              5,636        519,132
                                                                 ------------
                                                                    1,662,915
                                                                 ------------
THRIFTS & MORTGAGE FINANCE (0.3%)
Freddie Mac                                              5,749        372,420
Radian Group, Inc.                                       9,097        528,627
                                                                 ------------
                                                                      901,047
                                                                 ------------
TOBACCO (1.3%)
Altria Group, Inc.                                      47,091      3,245,512
Universal Corp.                                          2,616        163,971
UST, Inc.                                                3,982        225,700
                                                                 ------------
                                                                    3,635,183
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
ALLTEL Corp.                                            12,607        790,333
Sprint Nextel Corp.                                     19,732        395,232
                                                                 ------------
                                                                    1,185,565
                                                                 ------------
Total Common Stocks
 (Cost $239,937,967)                                              268,606,873
                                                                 ------------
INVESTMENT COMPANY (1.2%)
-----------------------------------------------------------------------------
S&P 500 Index--SPDR Trust Series 1 (a)(c)               21,632      3,207,377
                                                                 ------------
Total Investment Company
 (Cost $3,184,606)                                                  3,207,377
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (3.9%)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (1.0%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (d)                            $  325,279   $    325,279
Compass Securitization
 5.292%, due 5/23/07 (d)                               187,053        187,053
 5.294%, due 5/31/07 (d)                               184,556        184,556
Den Danske Bank
 5.276%, due 5/15/07 (d)                               434,668        434,668
Greyhawk Funding LLC
 5.30%, due 5/8/07 (d)                                 315,348        315,348
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (d)                               124,365        124,365
 5.289%, due 5/4/07 (d)                                 55,016         55,016
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (d)                               220,062        220,062
Old Line Funding LLC
 5.293%, due 5/16/07 (d)                               220,062        220,062
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (d)                                208,175        208,175
Ranger Funding
 5.293%, due 5/22/07 (d)                               165,047        165,047
Yorktown Capital LLC
 5.282%, due 5/31/07 (d)                               220,062        220,062
                                                                 ------------
Total Commercial Paper
 (Cost $2,659,693)                                                  2,659,693
                                                                 ------------

                                                        SHARES
INVESTMENT COMPANY (0.4%)
BGI Institutional Money Market Fund (d)              1,012,162      1,012,162
                                                                 ------------
Total Investment Company
 (Cost $1,012,162)                                                  1,012,162
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 16   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $231,100
 (Collateralized by various Corporate Bonds and a
 U.S. Treasury Note, with rates between
 0.00%-8.38% and maturity dates between
 8/1/07-2/15/99, with a Principal Amount of
 $366,447 and a Market Value of $241,469) (d)       $  231,065   $    231,065
                                                                 ------------
Total Repurchase Agreement
 (Cost $231,065)                                                      231,065
                                                                 ------------
TIME DEPOSITS (2.4%)
Abbey National PLC
 5.30%, due 5/7/07 (d)                                 440,124        440,124
Bank of America Corp.
 5.27%, due 5/18/07 (d)(e)                             605,171        605,171
Bank of Nova Scotia
 5.28%, due 5/17/07 (d)                                385,109        385,109
Calyon
 5.31%, due 5/1/07 (d)                               1,276,360      1,276,360
Deutsche Bank AG
 5.28%, due 5/15/07 (d)                                440,124        440,124
KBC Bank N.V.
 5.28%, due 6/5/07 (d)                                 495,140        495,140
Rabobank Nederland
 5.265%, due 5/3/07 (d)                                385,109        385,109
Royal Bank of Scotland
 5.285%, due 5/8/07 (d)                                550,155        550,155
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (d)                                440,124        440,124

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (d)                             $  440,124   $    440,124
Toronto Dominion Bank
 5.28%, due 5/11/07 (d)                                715,202        715,202
UBS AG
 5.27%, due 5/4/07 (d)                                 495,140        495,140
                                                                 ------------
Total Time Deposits
 (Cost $6,667,882)                                                  6,667,882
                                                                 ------------
Total Short-Term Investments
 (Cost $10,570,802)                                                10,570,802
                                                                 ------------
Total Investments
 (Cost $253,693,375) (f)                                 103.8%   282,385,052(g)
Liabilities in Excess of Cash and Other Assets            (3.8)   (10,420,015)
                                                    ----------   ------------
Net Assets                                               100.0%  $271,965,037
                                                    ==========   ============

++   Less than one-tenth of a percent.
(a)  Represents a security, or a portion thereof, which is out on loan.
(b)  Non-income producing security.
(c)  Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(d)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(f)  The cost for federal income tax purposes is $255,166,415.
(g)  At April 30, 2007 net unrealized appreciation was $27,218,637, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $30,190,900 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,972,263.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $253,693,375) including $10,162,180
  market value of securities loaned             $282,385,052
Cash                                                 972,404
Receivables:
  Fund shares sold                                   265,341
  Dividends and interest                             210,256
  Investment securities sold                          37,221
Other assets                                          34,045
                                                -------------
    Total assets                                 283,904,319
                                                -------------
LIABILITIES:
Securities lending collateral                     10,570,802
Payables:
  Fund shares redeemed                               480,913
  Investment securities purchased                    472,558
  Transfer agent (See Note 3)                        172,425
  Manager (See Note 3)                               113,168
  Shareholder communication                           50,645
  NYLIFE Distributors (See Note 3)                    43,942
  Professional fees                                   25,441
  Trustees                                             1,884
  Custodian                                            1,471
Accrued expenses                                       6,033
                                                -------------
    Total liabilities                             11,939,282
                                                -------------
Net assets                                      $271,965,037
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $     27,273
  Class B                                             25,941
  Class C                                              2,439
  Class I                                            121,085
Additional paid-in capital                       234,811,218
Accumulated undistributed net investment
  income                                             792,366
Accumulated undistributed net realized gain on
  investments                                      7,493,038
Net unrealized appreciation on investments        28,691,677
                                                -------------
Net assets                                      $271,965,037
                                                =============
CLASS A
Net assets applicable to outstanding shares     $ 42,323,585
                                                =============
Shares of beneficial interest outstanding          2,727,255
                                                =============
Net asset value per share outstanding           $      15.52
Maximum sales charge (5.50% of offering price)          0.90
                                                -------------
Maximum offering price per share outstanding    $      16.42
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 37,826,313
                                                =============
Shares of beneficial interest outstanding          2,594,097
                                                =============
Net asset value and offering price per share
  outstanding                                   $      14.58
                                                =============
CLASS C
Net assets applicable to outstanding shares     $  3,555,413
                                                =============
Shares of beneficial interest outstanding            243,938
                                                =============
Net asset value and offering price per share
  outstanding                                   $      14.58
                                                =============
CLASS I
Net assets applicable to outstanding shares     $188,259,726
                                                =============
Shares of beneficial interest outstanding         12,108,479
                                                =============
Net asset value and offering price per share
  outstanding                                   $      15.55
                                                =============

 16   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 2,059,989
  Interest                                            27,347
  Income from securities loaned--net                  10,787
                                                 ------------
    Total income                                   2,098,123
                                                 ------------
EXPENSES:
  Manager (See Note 3)                               835,675
  Transfer agent--Classes A, B and C (See Note
    3)                                               189,834
  Transfer agent--Class I (See Note 3)                41,174
  Distribution--Class B (See Note 3)                 143,665
  Distribution--Class C (See Note 3)                  12,756
  Distribution/Service--Class A (See Note 3)          50,615
  Service--Class B (See Note 3)                       47,888
  Service--Class C (See Note 3)                        4,252
  Professional fees                                   32,652
  Registration                                        26,397
  Shareholder communication                           26,271
  Recordkeeping                                       25,162
  Custodian                                           24,211
  Trustees                                             5,260
  Miscellaneous                                        6,305
                                                 ------------
    Total expenses before waiver                   1,472,117
  Expense waiver from Manager (See Note 3)          (298,992)
                                                 ------------
    Net expenses                                   1,173,125
                                                 ------------
Net investment income                                924,998
                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                   8,972,549
Net change in unrealized appreciation on
  investments                                      9,835,689
                                                 ------------
Net realized and unrealized gain on investments   18,808,238
                                                 ------------
Net increase in net assets resulting from
  operations                                     $19,733,236
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                              2007           2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $     924,998   $  1,657,490
 Net realized gain on investments        8,972,549     17,376,847
 Net change in unrealized
  appreciation on investments            9,835,689     11,381,328
                                     ----------------------------
 Net increase in net assets
  resulting from operations             19,733,236     30,415,665
                                     ----------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                                (153,646)       (58,341)
   Class I                              (1,431,004)      (642,012)
 From net realized gain on investments:
   Class A                                (733,279)            --
   Class B                                (779,637)            --
   Class C                                 (66,987)            --
   Class I                              (2,634,950)            --
                                     ----------------------------
 Total dividends and distributions
  to shareholders                       (5,799,503)      (700,353)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               3,626,833      6,511,557
   Class B                               2,716,261      3,989,445
   Class C                                 427,677        665,288
   Class I                              47,104,026     88,951,353
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                                 861,443         38,148
   Class B                                 750,548        642,012
   Class C                                  52,500             --
   Class I                               4,065,954             --
                                     ----------------------------
                                        59,605,242    100,797,803
 Cost of shares redeemed:
   Class A                              (5,654,042)   (20,987,560)
   Class B                              (4,574,855)   (10,653,966)
   Class C                                (370,176)      (885,563)
   Class I                              (6,010,299)   (41,874,968)
                                     ----------------------------
                                       (16,609,372)   (74,402,057)

Net asset value of shares converted (See Note 1):
   Class A                               2,186,796     11,276,172
   Class B                              (2,186,796)   (11,276,172)
   Increase in net assets derived
    from capital share transactions     42,995,870     26,395,746
                                     ----------------------------
   Net increase in net assets           56,929,603     56,111,058

NET ASSETS:
Beginning of period                    215,035,434    158,924,376
                                     ----------------------------
End of period                        $ 271,965,037   $215,035,434
                                     ============================
Accumulated undistributed net
 investment income at end of period  $     792,366   $  1,452,018
                                     ============================

 18   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                                                                       JANUARY 1,
                                SIX MONTHS                                                2003*
                                  ENDED                                                  THROUGH             YEAR ENDED
                                APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
                                 2007***         2006         2005         2004           2003           2002         2001
Net asset value at beginning
  of period                      $ 14.66        $ 12.62      $ 11.41      $ 10.69        $  9.02        $ 12.12      $ 14.74
                                ----------      -------      -------      -------      -----------      -------      -------
Net investment income (loss)
  (a)                               0.03           0.09         0.08(b)     (0.01)         (0.01)         (0.02)       (0.05)
Net realized and unrealized
  gain (loss) on investments        1.17           1.97         1.13         0.73           1.68          (3.08)       (2.57)
                                ----------      -------      -------      -------      -----------      -------      -------
Total from investment
  operations                        1.20           2.06         1.21         0.72           1.67          (3.10)       (2.62)
                                ----------      -------      -------      -------      -----------      -------      -------
Less dividends and
  distributions:
  From net investment income       (0.06)         (0.02)          --           --             --             --           --
  From net realized gain on
    investments                    (0.28)            --           --           --             --             --           --
                                ----------      -------      -------      -------      -----------      -------      -------
Total dividends and
  distributions                    (0.34)         (0.02)          --           --             --             --           --
                                ----------      -------      -------      -------      -----------      -------      -------
Net asset value at end of
  period                         $ 15.52        $ 14.66      $ 12.62      $ 11.41        $ 10.69        $  9.02      $ 12.12
                                ==========      =======      =======      =======      ===========      =======      =======
Total investment return (c)         8.20%(d)      16.43%       10.60%        6.74%         18.51% (d)    (25.58%)     (17.77%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)      0.47%+         0.63%        0.67%(b)    (0.05%)        (0.06%)+       (0.24%)      (0.42%)
  Net expenses                      1.30%+         1.30%        1.38%        1.65%          1.65%+         1.65%        1.58%
  Expenses (before
    waiver/reimbursement)           1.53%+         1.60%        1.72%        1.77%          1.86%+         1.75%        1.58%
Portfolio turnover rate               61%           144%         105%         136%            71%           130%          95%
Net assets at end of period
  (in 000's)                     $42,324        $38,940      $35,886      $34,957        $38,313        $28,639      $31,389

                                                                        CLASS C
                                ---------------------------------------------------------------------------------------
                                                                                    JANUARY 1,
                                SIX MONTHS                                             2003*
                                  ENDED                                               THROUGH            YEAR ENDED
                                APRIL 30,           YEAR ENDED OCTOBER 31,          OCTOBER 31,         DECEMBER 31,
                                 2007***         2006        2005        2004          2003           2002        2001
Net asset value at beginning
  of period                       $13.79        $11.94      $10.87      $10.25        $ 8.71         $11.79      $14.45
                                ----------      ------      ------      ------      -----------      ------      ------
Net investment income (loss)
  (a)                              (0.02)        (0.01)      (0.01)(b)   (0.09)        (0.06)         (0.10)      (0.15)
Net realized and unrealized
  gain (loss) on investments        1.09          1.86        1.08        0.71          1.60          (2.98)      (2.51)
                                ----------      ------      ------      ------      -----------      ------      ------
Total from investment
  operations                        1.07          1.85        1.07        0.62          1.54          (3.08)      (2.66)
                                ----------      ------      ------      ------      -----------      ------      ------
Less distributions:
  From net investment income          --            --          --          --            --             --          --
  From net realized gain on
    investments                    (0.28)           --          --          --            --             --          --
                                ----------      ------      ------      ------      -----------      ------      ------
Total dividends and
  distributions                    (0.28)           --          --          --            --             --          --
                                ----------      ------      ------      ------      -----------      ------      ------
Net asset value at end of
  period                          $14.58        $13.79      $11.94      $10.87        $10.25         $ 8.71      $11.79
                                ==========      ======      ======      ======      ===========      ======      ======
Total investment return (c)         7.85% (d)    15.49%       9.84%       6.05%        17.68% (d)    (26.12%)    (18.41%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)     (0.28%)+      (0.09%)     (0.08%)(b)  (0.80%)       (0.81%)+       (0.99%)     (1.17%)
  Net expenses                      2.05%+        2.05%       2.13%       2.40%         2.40%+         2.40%       2.33%
  Expenses (before
    waiver/reimbursement)           2.28%+        2.35%       2.47%       2.52%         2.61%+         2.50%       2.33%
Portfolio turnover rate               61%          144%        105%        136%           71%           130%         95%
Net assets at end of period
  (in 000's)                      $3,555        $3,254      $3,045      $2,926        $2,429         $1,724      $1,683

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment income and the ratio of net investment income includes $0.03 per share and
     0.24%, for Class A, Class B and Class C, respectively as a result of a special one time dividend from Microsoft Corp.
(c)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(d)  Total return is not annualized.

 20   MainStay Common Stock Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS B
    --------------------------------------------------------------------------------------------
                                                           JANUARY 1,
    SIX MONTHS                                                2003*
      ENDED                                                  THROUGH             YEAR ENDED
    APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
     2007***         2006         2005         2004           2003           2002         2001
     $ 13.80        $ 11.94      $ 10.87      $ 10.26        $  8.71        $ 11.79      $ 14.45
    ----------      -------      -------      -------      -----------      -------      -------
       (0.02)         (0.01)       (0.01)(b)    (0.09)         (0.06)         (0.10)       (0.15)
        1.08           1.87         1.08         0.70           1.61          (2.98)       (2.51)
    ----------      -------      -------      -------      -----------      -------      -------
        1.06           1.86         1.07         0.61           1.55          (3.08)       (2.66)
    ----------      -------      -------      -------      -----------      -------      -------
          --             --           --           --             --             --           --
       (0.28)            --           --           --             --             --           --
    ----------      -------      -------      -------      -----------      -------      -------
       (0.28)            --           --           --             --             --           --
    ----------      -------      -------      -------      -----------      -------      -------
     $ 14.58        $ 13.80      $ 11.94      $ 10.87        $ 10.26        $  8.71      $ 11.79
    ==========      =======      =======      =======      ===========      =======      =======
        7.77% (d)     15.58%        9.84%        5.95%         17.80% (d)    (26.12%)     (18.41%)
       (0.26%)+       (0.05%)      (0.08%)(b)   (0.80%)        (0.81%)+       (0.99%)      (1.17%)
        2.05%+         2.05%        2.13%        2.40%          2.40%+         2.40%        2.33%
        2.28%+         2.35%        2.47%        2.52%          2.61%+         2.50%        2.33%
          61%           144%         105%         136%            71%           130%          95%
     $37,826        $39,024      $50,815      $53,640        $53,946        $48,434      $73,048

                          CLASS I
    ---------------------------------------------------
                                           DECEMBER 28,
    SIX MONTHS                                2004**
      ENDED            YEAR ENDED            THROUGH
    APRIL 30,          OCTOBER 31,         OCTOBER 31,
     2007***              2006                 2005
     $  14.73           $  12.68             $ 12.25
    ----------         -----------         ------------
         0.08               0.17                0.10
         1.17               1.99                0.33
    ----------         -----------         ------------
         1.25               2.16                0.43
    ----------         -----------         ------------
        (0.15)             (0.11)                 --
        (0.28)                --                  --
    ----------         -----------         ------------
        (0.43)             (0.11)                 --
    ----------         -----------         ------------
     $  15.55           $  14.73             $ 12.68
    ==========         ===========         ============
         8.57%(d)          17.19%               3.51%(d)
         1.13%+             1.24%               0.94%+
         0.62%+             0.66%               0.76%+
         0.88%+             0.96%               1.10%+
           61%               144%                105%
     $188,260           $133,818             $69,177

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Common Stock Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares and Class B shares commenced on June 1, 1998. Class C shares commenced on September 1, 1998. Class I shares commenced on December 28, 2004. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek long-term growth of capital, with income as a secondary consideration.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007 the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

 22   MainStay Common Stock Fund

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 24) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 25.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a Subadvisor.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million. NYLIM has also contractually agreed to waive a portion of its management fee so that the management fee is 0.60% on assets up to $500 million and 0.55% on assets in excess of $500 million.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.30%; Class B, 2.05%; Class C, 2.05%; and Class I, 0.62%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the

                                                    www.mainstayfunds.com     23

Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.30% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $835,675 and waived/reimbursed its fees in the amount of $298,992.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

         OCTOBER 31,
  2008*      2009      2010      TOTAL
 $124,534  $606,802  $298,992  $1,030,328
 ----------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $7,815 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $372, $20,929 and $174, respectively, for the six months ended April 30, 2007 .

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $231,008.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

 24   MainStay Common Stock Fund

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                        $  309     0.0*%
-------------------------------------------------------------
Class C                                           157     0.0*
-------------------------------------------------------------
Class I                                         2,634     0.0*
-------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $5,101.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $25,162 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:
The Fund utilized $13,712,258 of capital loss carryforward during the year ended October 31, 2006.

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                     2006
Distributions paid from Ordinary income          $700,353
---------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $10,162,180. The Fund received $10,570,802 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $184,765 and $147,371, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C   CLASS I
Shares sold                                  244       194       30      3,153
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                   58        54        4        274
-------------------------------------------------------------------------------
                                             302       248       34      3,427
Shares redeemed                             (377)     (336)     (26)      (401)
-------------------------------------------------------------------------------
Shares converted (See Note 1)                147      (147)      --         --
-------------------------------------------------------------------------------
Net increase (decrease)                       72      (235)       8      3,026
-------------------------------------------------------------------------------

                                                       YEAR ENDED
                                                    OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C   CLASS I
Shares sold                                  478       309       51      6,535
-------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                    3        --       --         49
-------------------------------------------------------------------------------
                                             481       309       51      6,584
Shares redeemed                           (1,525)     (832)     (70)    (2,957)
-------------------------------------------------------------------------------
Shares converted (See Note 1)                856      (905)      --         --
-------------------------------------------------------------------------------
Net increase (decrease)                     (188)   (1,428)     (19)     3,627
-------------------------------------------------------------------------------

* Unaudited.

                                                    www.mainstayfunds.com     25

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 26   MainStay Common Stock Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

     COMMON
     STOCK             VOTES        VOTES
      FUND              FOR        WITHHELD   ABSTENTIONS       TOTAL
Susan B. Kerley    8,925,297.533  11,611.276    158.000     8,937,066.809
-------------------------------------------------------------------------
Alan R. Latshaw    8,924,249.462  12,659.347    158.000     8,937,066.809
-------------------------------------------------------------------------
Peter Meenan       8,925,297.533  11,611.276    158.000     8,937,066.809
-------------------------------------------------------------------------
Richard H.
 Nolan, Jr.        8,924,209.559  12,699.250    158.000     8,937,066.809
-------------------------------------------------------------------------
Richard S.
 Trutanic          8,925,257.630  11,651.179    158.000     8,937,066.809
-------------------------------------------------------------------------
Roman L. Weil      8,924,209.559  12,699.250    158.000     8,937,066.809
-------------------------------------------------------------------------
John A. Weisser    8,925,103.317  11,805.492    158.000     8,937,066.809
-------------------------------------------------------------------------
Brian A. Murdock   8,924,249.462  12,659.347    158.000     8,937,066.809
-------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     27

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 28   MainStay Common Stock Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     29

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 30   MainStay Common Stock Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     31

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010828         (RECYCLE LOGO)       MS155-07                 MSCS10-04-07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP GROWTH FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP GROWTH FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      10
--------------------------------------------------------------------------------

Financial Statements                                                          13
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  23
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        23
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               23
--------------------------------------------------------------------------------

Trustees and Officers                                                         24

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        0.19%   -6.04%  3.83%      5.96%
Excluding sales charges   6.02    -0.57   5.01       6.64

PERFORMANCE GRAPH                                           (With sales charges)

                                                                 MAINSTAY SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                 -------------------------          -------------------------
6/1/98                                                                      9450                              10000
                                                                           10225                              10376
                                                                           18475                              13633
                                                                           14121                              10245
                                                                           13131                               9372
                                                                            9872                               7169
                                                                           13111                              10150
                                                                           13140                              10094
                                                                           16860                              13741
4/30/07                                                                    16764                              14363

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        0.64%   -6.21%  3.88%      5.83%
Excluding sales charges   5.64    -1.27   4.22       5.83

                                                            (With sales charges)

                                                                 MAINSTAY SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                 -------------------------          -------------------------
6/1/98                                                                     10000                              10000
                                                                           10740                              10376
                                                                           19250                              13633
                                                                           14592                              10245
                                                                           13482                               9372
                                                                           10063                               7169
                                                                           13259                              10150
                                                                           13187                              10094
                                                                           16789                              13741
4/30/07                                                                    16576                              14363

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        4.71%   -2.20%  4.23%      5.84%
Excluding sales charges   5.71    -1.21   4.23       5.84

                                                            (With sales charges)

                                                                 MAINSTAY SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                 -------------------------          -------------------------
6/1/98                                                                     10000                              10000
                                                                           10740                              10376
                                                                           19250                              13633
                                                                           14592                              10245
                                                                           13482                               9372
                                                                           10063                               7169
                                                                           13259                              10150
                                                                           13187                              10094
                                                                           16789                              13741
4/30/07                                                                    16586                              14363

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX     ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR   YEARS   INCEPTION
----------------------------------------------------------
                          6.36%   0.08%  5.35%     6.95%

PERFORMANCE GRAPH                                           (With sales charges)

                                                                 MAINSTAY SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                 -------------------------          -------------------------
6/1/98                                                                     10000                              10000
                                                                           10845                              10376
                                                                           19644                              13633
                                                                           15052                              10245
                                                                           14032                               9372
                                                                           10576                               7169
                                                                           14081                              10150
                                                                           14148                              10094
                                                                           18198                              13741
4/30/07                                                                    18213                              14363

                                                          SIX     ONE     FIVE      SINCE
BENCHMARK PERFORMANCE                                    MONTHS   YEAR   YEARS    INCEPTION
-------------------------------------------------------------------------------------------

Russell 2000(R) Growth Index(1)                           7.42%   4.53%   8.91%      4.14%
Average Lipper small-cap growth fund(2)                   9.16    3.44    8.44       7.46

with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (6/1/98) through 8/31/98, performance for Class C shares (first offered 9/1/98) includes the historical performance of Class B shares adjusted to reflect the applicable CDSC, fees, estimated expenses and fee waivers/expense limitations of Class C shares upon initial offer. From inception through 5/30/06, performance of Class I shares (first offered 5/31/06) includes the historical performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses, and fee waivers/expense limitations of Class I shares upon initial offer. Unadjusted, the performance shown for these newer classes might have been lower.
1. The Russell 2000(R) Growth Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume the reinvestment of all income and capital gains. The Russell 2000(R) Growth Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Small Cap Growth Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,060.60           $ 7.56            $1,017.60            $ 7.40
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,057.05           $11.37            $1,013.85            $11.13
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,057.65           $11.38            $1,013.85            $11.13
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,063.85           $ 4.35            $1,020.75            $ 4.26
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.48% for Class A, 2.23% for Class B and Class C and 0.85% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     98.0
Short-Term Investments (collateral from securities lending                        32.9
  is 30.1%)
Liabilities in Excess of Cash and Other Assets                                   (30.9)

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Bon-Ton Stores, Inc. (The)
 2.  Brush Engineered Materials, Inc.
 3.  Houston Wire & Cable Co.
 4.  Hittite Microwave Corp.
 5.  PAREXEL International Corp.
 6.  Aeropostale, Inc.
 7.  Sanderson Farms, Inc.
 8.  NETGEAR, Inc.
 9.  Cohen & Steers, Inc.
10.  Tempur-Pedic International, Inc.

 8   MainStay Small Cap Growth Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Edmund C. Spelman of MacKay Shields LLC

HOW DID MAINSTAY SMALL CAP GROWTH FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Small Cap Growth Fund returned 6.02% for Class A shares, 5.64% for Class B shares and 5.71% for Class C shares for the six months ended April 30, 2007. Over the same period, Class I shares returned 6.36%.(1) All share classes underperformed the 7.42% return of the Russell 2000(R) Growth Index(2) and the 9.16% return of the average Lipper(3) small-cap growth fund for the six months ended April 30, 2007. The Russell 2000(R) Growth Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT SECTORS HAD THE GREATEST IMPACT ON THE FUND'S RELATIVE PERFORMANCE DURING THE PERIOD?

Favorable stock selection in the energy, health care and materials sectors helped the Fund's performance during the six months ended April 30, 2007. An underweight position in the health care sector also helped the Fund's relative results. Stock selection in the information technology and consumer discretionary sectors detracted from the Fund's relative performance, as did an underweight position in the materials sector.

WHAT WERE SOME OF THE FUND'S STOCK-SPECIFIC SUCCESS STORIES, AND WHICH STOCKS LOST GROUND?

Top performers during the reporting period included Houston Wire & Cable, Hydril and Bon-Ton Stores. Houston Wire & Cable, a distributor of specialty and electrical wire and cable to the utility, industrial and infrastructure markets, experienced strong growth in revenues and earnings as the result of healthy demand in most of its end markets. Hydril, a manufacturer of premium connection and pressure control products for oil and gas drilling and production, saw its stock price rise sharply when it received a takeover offer from Tenaris S.A. Bon-Ton Stores, a department-store chain in the northeast and midwest, benefited from synergies and cost savings from the company's 2006 acquisition of Carson Pirie Scott department stores.

Disappointing stocks included The Children's Place, a specialty retailer of children's clothing and Disney merchandise; Rogers Corporation, a manufacturer of specialty materials and components for wireless communications, computers and aerospace end-markets; and Coldwater Creek, a specialty retailer of women's apparel and accessories. Each of these companies reported weaker-than-expected earnings growth during the reporting period.

WERE THERE ANY SIGNIFICANT PURCHASES DURING THE REPORTING PERIOD?

In addition to Houston Wire & Cable and Bon-Ton Stores, we also established Fund positions in specialty materials provider Brush Engineered Materials and contract-research organization PAREXEL International. Each of these purchases contributed positively to the Fund's performance during the reporting period.

WHICH STOCKS DID THE FUND SELL DURING THE REPORTING PERIOD?

We eliminated the Fund's holdings in electronic lighting manufacturer Daktronics, construction equipment supplier ASV, biotechnology firm Nektar Therapeutics, and industrial supplier CLARCOR. All four of these companies have since experienced disappointing earnings results, and the sales helped the Fund's relative results.

DID THE FUND CHANGE ITS SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

During the six months ended April 30, 2007, we increased the Fund's weightings in the materials and consumer staples sectors. We decreased the Fund's weightings in the health care and industrials sectors.

As of April 30, 2007, the Fund was overweight relative to the Russell 2000(R) Growth Index in information technology and consumer staples. On the same date, the Fund was underweight in health care and telecommunication services. The cumulative effect of the Fund's relative sector positioning was modestly positive during the reporting period.


The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Stocks of small companies may be subject to higher price volatility, significantly lower trading volumes and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. Class I shares were first offered May 31, 2006.
2. See footnote on page 6 for more information on the Russell 2000(R) Growth Index.
3. See footnote on page 6 for more information on Lipper Inc.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                        SHARES          VALUE
COMMON STOCKS (98.0%)+
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE (4.0%)
AAR Corp. (a)(b)                                        86,100   $  2,629,494
Ceradyne, Inc. (a)(b)                                   44,550      2,621,767
Triumph Group, Inc.                                     48,000      2,918,880
                                                                 ------------
                                                                    8,170,141
                                                                 ------------
AIR FREIGHT & LOGISTICS (1.5%)
HUB Group, Inc. Class A (a)                             86,800      3,124,800
                                                                 ------------

AIRLINES (1.5%)
Republic Airways Holdings, Inc. (a)                    142,300      3,025,298
                                                                 ------------

CAPITAL MARKETS (2.9%)
V  Cohen & Steers, Inc. (b)                             62,700      3,217,137
optionsXpress Holdings, Inc.                           110,900      2,737,012
                                                                 ------------
                                                                    5,954,149
                                                                 ------------
COMMERCIAL BANKS (1.0%)
Frontier Financial Corp. (b)                            86,000      2,137,100
                                                                 ------------

COMMERCIAL SERVICES & SUPPLIES (4.1%)
Interface, Inc. Class A                                170,410      2,871,409
Knoll, Inc.                                            114,400      2,656,368
Layne Christensen Co. (a)                               74,020      2,803,137
                                                                 ------------
                                                                    8,330,914
                                                                 ------------
COMMUNICATIONS EQUIPMENT (1.6%)
V  NETGEAR, Inc. (a)(b)                                 95,800      3,219,838
                                                                 ------------

COMPUTERS & PERIPHERALS (0.8%)
STEC, Inc. (a)(b)                                      198,600      1,596,744
                                                                 ------------

CONSUMER FINANCE (2.9%)
Cash America International, Inc.                        27,800      1,199,848
EZCORP, Inc. Class A (a)                               155,000      2,348,250
World Acceptance Corp. (a)                              53,600      2,301,048
                                                                 ------------
                                                                    5,849,146
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)++
Bigband Networks, Inc. (a)                               1,500         30,705
                                                                 ------------

ELECTRICAL EQUIPMENT (1.2%)
II-VI, Inc. (a)                                         90,000      2,438,100
                                                                 ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.4%)
Benchmark Electronics, Inc. (a)(b)                     103,300      2,187,894
Novatel, Inc. (a)                                       60,600      2,138,574
OYO Geospace Corp. (a)                                  34,700      2,595,907
Rogers Corp. (a)                                        42,600      1,931,484


                                                        SHARES          VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
Technitrol, Inc.                                        84,200   $  2,259,086
                                                                 ------------
                                                                   11,112,945
                                                                 ------------
ENERGY EQUIPMENT & SERVICES (12.4%)
Atwood Oceanics, Inc. (a)(b)                            41,100      2,585,190
Dawson Geophysical Co. (a)                              55,200      2,837,280
Dril-Quip, Inc. (a)                                     51,400      2,595,700
Gulf Island Fabrication, Inc.                           54,600      1,639,638
Gulfmark Offshore, Inc. (a)(b)                          53,800      2,577,020
Hornbeck Offshore Services, Inc. (a)                    56,400      1,783,932
Hydril Co. (a)(b)                                       26,700      2,585,094
Lufkin Industries, Inc. (b)                             34,700      2,159,034
NATCO Group, Inc. Class A (a)                           63,200      2,414,240
TETRA Technologies, Inc. (a)                            78,700      2,084,763
W-H Energy Services, Inc. (a)                           41,400      2,240,154
                                                                 ------------
                                                                   25,502,045
                                                                 ------------
FOOD & STAPLES RETAILING (1.2%)
Central European Distribution Corp. (a)(b)              84,700      2,519,825
                                                                 ------------

FOOD PRODUCTS (1.6%)
V  Sanderson Farms, Inc. (b)                            83,000      3,280,990
                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Cutera, Inc. (a)                                        90,792      2,658,390
Immucor, Inc. (a)                                       85,950      2,804,549
Palomar Medical Technologies, Inc. (a)(b)               49,700      2,034,718
                                                                 ------------
                                                                    7,497,657
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Amedisys, Inc. (a)(b)                                   76,500      2,398,275
AMERIGROUP Corp. (a)(b)                                 41,500      1,167,395
Bio-Reference Laboratories, Inc. (a)(b)                 50,200      1,353,894
Healthspring, Inc. (a)                                 123,600      2,907,072
                                                                 ------------
                                                                    7,826,636
                                                                 ------------
HOTELS, RESTAURANTS & LEISURE (1.5%)
Buffalo Wild Wings, Inc. (a)(b)                         45,426      2,965,409
                                                                 ------------

HOUSEHOLD DURABLES (1.6%)
V  Tempur-Pedic International, Inc. (b)                123,000      3,194,310
                                                                 ------------

INSURANCE (1.2%)
Tower Group, Inc.                                       81,000      2,485,890
                                                                 ------------

INTERNET SOFTWARE & SERVICES (1.1%)
Travelzoo, Inc. (a)(b)                                  84,000      2,331,840
                                                                 ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Small Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES          VALUE
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
IT SERVICES (2.4%)
Ness Technologies, Inc. (a)                            176,600   $  2,355,844
Sykes Enterprises, Inc. (a)                            142,800      2,636,088
                                                                 ------------
                                                                    4,991,932
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES (1.7%)
V  PAREXEL International Corp. (a)                      86,800      3,409,504
                                                                 ------------
MACHINERY (1.2%)
Gardner Denver, Inc. (a)                                67,300      2,543,940
                                                                 ------------
METALS & MINING (3.2%)
V  Brush Engineered Materials, Inc. (a)                 74,400      3,572,688
RTI International Metals, Inc. (a)                      32,300      3,044,921
                                                                 ------------
                                                                    6,617,609
                                                                 ------------
MULTILINE RETAIL (1.8%)
V  Bon-Ton Stores, Inc. (The) (b)                       72,700      3,611,009
                                                                 ------------
OIL, GAS & CONSUMABLE FUELS (2.0%)
Mariner Energy, Inc. (a)                               102,700      2,315,885
Swift Energy Co. (a)(b)                                 44,900      1,825,185
                                                                 ------------
                                                                    4,141,070
                                                                 ------------
PERSONAL PRODUCTS (0.8%)
American Oriental Bioengineering, Inc. (a)(b)          172,600      1,717,370
                                                                 ------------

PHARMACEUTICALS (2.6%)
Par Pharmaceutical Cos., Inc. (a)                      104,600      2,816,878
Sciele Pharma, Inc. (a)(b)                             104,700      2,588,184
                                                                 ------------
                                                                    5,405,062
                                                                 ------------
ROAD & RAIL (1.2%)
Celadon Group, Inc. (a)                                150,300      2,473,938
                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.0%)
Diodes, Inc. (a)                                        70,850      2,615,782
V  Hittite Microwave Corp. (a)                          77,900      3,519,522
Skyworks Solutions, Inc. (a)                           355,800      2,451,462
Supertex, Inc. (a)(b)                                   64,000      2,096,000
Tessera Technologies, Inc. (a)(b)                       62,400      2,670,096
Trident Microsystems, Inc. (a)                         138,500      2,940,355
Ultra Clean Holdings, Inc. (a)(b)                      152,900      2,238,456
                                                                 ------------
                                                                   18,531,673
                                                                 ------------
SOFTWARE (3.5%)
Macrovision Corp. (a)(b)                                89,000      2,160,030
Mentor Graphics Corp. (a)(b)                           139,700      2,260,346
Quality Systems, Inc. (b)                               65,700      2,658,879
                                                                 ------------
                                                                    7,079,255
                                                                 ------------


                                                        SHARES          VALUE
SPECIALTY RETAIL (8.3%)
V  Aeropostale, Inc. (a)                                81,500   $  3,353,725
Casual Male Retail Group, Inc. (a)                     192,900      2,220,279
Charlotte Russe Holding, Inc. (a)                       81,900      2,238,327
Children's Place Retail Stores, Inc. (The) (a)          39,600      2,093,652
Dress Barn, Inc. (a)                                   107,900      2,148,289
Gymboree Corp. (The) (a)                                66,000      2,519,880
Tween Brands, Inc. (a)                                  63,000      2,467,080
                                                                 ------------
                                                                   17,041,232
                                                                 ------------
TEXTILES, APPAREL & LUXURY GOODS (2.4%)
Steven Madden, Ltd.                                     71,700      2,133,075
Warnaco Group, Inc. (The) (a)                           99,100      2,802,548
                                                                 ------------
                                                                    4,935,623
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS (2.9%)
V  Houston Wire & Cable Co. (a)(b)                     120,300      3,546,444
Interline Brands, Inc. (a)                             112,000      2,448,320
                                                                 ------------
                                                                    5,994,764
                                                                 ------------
Total Common Stocks
 (Cost $183,824,281)                                              201,088,463
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT
SHORT-TERM INVESTMENTS (32.9%)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (10.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (c)                            $1,899,572      1,899,572
Compass Securitization
 5.292%, due 5/23/07 (c)                             1,092,354      1,092,354
 5.294%, due 5/31/07 (c)                             1,077,774      1,077,774
Den Danske Bank
 5.276%, due 5/15/07 (c)                             2,538,385      2,538,385
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                   5,730,000      5,730,000
Greyhawk Funding LLC
 5.30%, due 5/8/07 (c)                               1,841,577      1,841,577
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (c)                               726,271        726,271
 5.289%, due 5/4/07 (c)                                321,281        321,281
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (c)                             1,285,122      1,285,122
Old Line Funding LLC
 5.293%, due 5/16/07 (c)                             1,285,122      1,285,122
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (c)                              1,215,703      1,215,703
Ranger Funding
 5.293%, due 5/22/07 (c)                               963,842        963,842

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Yorktown Capital LLC
 5.282%, due 5/31/07 (c)                            $1,285,122   $  1,285,122
                                                                 ------------
Total Commercial Paper
 (Cost $21,262,125)                                                21,262,125
                                                                 ------------

                                                        SHARES
INVESTMENT COMPANY (2.9%)
BGI Institutional Money Market Fund (c)              5,910,841      5,910,841
                                                                 ------------
Total Investment Company
 (Cost $5,910,841)                                                  5,910,841
                                                                 ------------
                                                     PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENT (0.6%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $1,349,582 (Collateralized
 by various Corporate Bonds and a U.S. Treasury
 Note, with rates between 0.00%-8.38% and maturity
 dates between 8/1/07-2/15/99, with a Principal
 Amount of $2,139,986 and a Market Value of
 $1,410,134) (c)                                    $1,349,379      1,349,379
                                                                 ------------
Total Repurchase Agreement
 (Cost $1,349,379)                                                  1,349,379
                                                                 ------------
TIME DEPOSITS (19.0%)
Abbey National PLC
 5.30%, due 5/7/07 (c)                               2,570,245      2,570,245
Bank of America Corp.
 5.27%, due 5/18/07 (c)(d)                           3,534,087      3,534,087
Bank of Nova Scotia
 5.28%, due 5/17/07 (c)                              2,248,964      2,248,964
Calyon
 5.31%, due 5/1/07 (c)                               7,453,710      7,453,710
Deutsche Bank AG
 5.28%, due 5/15/07 (c)                              2,570,245      2,570,245

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
KBC Bank N.V.
 5.28%, due 6/5/07 (c)                              $2,891,526   $  2,891,526
Rabobank Nederland
 5.265%, due 5/3/07 (c)                              2,248,964      2,248,964
Royal Bank of Scotland
 5.285%, due 5/8/07 (c)                              3,212,806      3,212,806
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (c)                              2,570,245      2,570,245
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (c)                              2,570,245      2,570,245
Toronto Dominion Bank
 5.28%, due 5/11/07 (c)                              4,176,648      4,176,648
UBS AG
 5.27%, due 5/4/07 (c)                               2,891,526      2,891,526
                                                                 ------------
Total Time Deposits
 (Cost $38,939,211)                                                38,939,211
                                                                 ------------
Total Short-Term Investments
 (Cost $67,461,556)                                                67,461,556
                                                                 ------------
Total Investments
 (Cost $251,285,837) (e)                                 130.9%   268,550,019(f)
Liabilities in Excess of
 Cash and Other Assets                                   (30.9)   (63,377,002)
                                                    ----------   ------------
Net Assets                                               100.0%  $205,173,017
                                                    ==========   ============

++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30,
     2007.
(e)  The cost for federal income tax purposes is $251,300,379.
(f)  At April 30, 2007 net unrealized appreciation was
     $17,249,640, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $26,461,343 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $9,211,703.

 12   MainStay Small Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost
  $251,285,837) including $59,732,224 market
  value of securities loaned                    $268,550,019
Cash                                                   9,069
Receivables:
  Fund shares sold                                    87,570
  Dividends and interest                              18,370
Other assets                                          37,703
                                                -------------
    Total assets                                 268,702,731
                                                -------------
LIABILITIES:
Securities lending collateral                     61,731,556
Payables:
  Fund shares redeemed                             1,004,159
  Transfer agent (See Note 3)                        425,357
  Manager (See Note 3)                               115,864
  NYLIFE Distributors (See Note 3)                   109,313
  Shareholder communication                           85,279
  Professional fees                                   24,458
  Trustees                                             2,047
  Custodian                                              744
Accrued expenses                                      30,937
                                                -------------
    Total liabilities                             63,529,714
                                                -------------
Net assets                                      $205,173,017
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $     57,394
  Class B                                             58,256
  Class C                                              3,903
  Class I                                              2,190
Additional paid-in capital                       268,654,007
Accumulated net investment loss                   (1,533,086)
Accumulated net realized loss on investments     (79,333,829)
Net unrealized appreciation on investments        17,264,182
                                                -------------
Net assets                                      $205,173,017
                                                =============
CLASS A
Net assets applicable to outstanding shares     $100,087,452
                                                =============
Shares of beneficial interest outstanding          5,739,368
                                                =============
Net asset value per share outstanding           $      17.44
Maximum sales charge (5.50% of offering price)          1.02
                                                -------------
Maximum offering price per share outstanding    $      18.46
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 94,883,193
                                                =============
Shares of beneficial interest outstanding          5,825,570
                                                =============
Net asset value and offering price per share
  outstanding                                   $      16.29
                                                =============
CLASS C
Net assets applicable to outstanding shares     $  6,359,806
                                                =============
Shares of beneficial interest outstanding            390,302
                                                =============
Net asset value and offering price per share
  outstanding                                   $      16.29
                                                =============
CLASS I
Net assets applicable to outstanding shares     $  3,842,566
                                                =============
Shares of beneficial interest outstanding            218,984
                                                =============
Net asset value and offering price per share
  outstanding                                   $      17.55
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                     $    233,710
  Interest                                           125,243
  Income from securities loaned--net                  80,681
                                                ------------
    Total income                                     439,634
                                                ------------
EXPENSES:
  Manager (See Note 3)                             1,064,736
  Transfer agent--Classes A, B and C (See Note
    3)                                               552,889
  Transfer agent--Class I (See Note 3)                 1,636
  Distribution--Class B (See Note 3)                 380,411
  Distribution--Class C (See Note 3)                  24,406
  Distribution/Service--Class A (See Note 3)         127,963
  Service--Class B (See Note 3)                      126,804
  Service--Class C (See Note 3)                        8,135
  Shareholder communication                           44,838
  Professional fees                                   33,694
  Registration                                        31,672
  Recordkeeping                                       23,871
  Custodian                                            7,966
  Trustees                                             5,323
  Miscellaneous                                        7,298
                                                ------------
    Total expenses before waiver                   2,441,642
  Expense waiver from Manager (See Note 3)          (468,922)
                                                ------------
    Net expenses                                   1,972,720
                                                ------------
Net investment loss                               (1,533,086)
                                                ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain on investments                  54,087,541
Net change in unrealized appreciation on
  investments                                    (40,486,821)
                                                ------------
Net realized and unrealized gain on
  investments                                     13,600,720
                                                ------------
Net increase in net assets resulting from
  operations                                    $ 12,067,634
                                                ============

 14   MainStay Small Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                              2007           2006
DECREASE IN NET ASSETS:
Operations:
 Net investment loss                 $  (1,533,086)  $ (3,630,821)
 Net realized gain on investments       54,087,541     18,179,457
 Net increase from payments from
  Manager for losses attributable
  to shareholder trading
  arrangements                                  --         38,000
 Net change in unrealized
  appreciation on investments          (40,486,821)     7,529,379
                                     ----------------------------
 Net increase in net assets
  resulting from operations             12,067,634     22,116,015
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               6,100,088     23,322,772
   Class B                               4,252,570      9,913,805
   Class C                                 474,976      1,315,905
   Class I                               3,246,684        517,821
                                     ----------------------------
                                        14,074,318     35,070,303
 Cost of shares redeemed:
   Class A                             (24,937,079)   (30,083,104)
   Class B                             (18,942,486)   (36,029,805)
   Class C                              (1,196,664)    (2,460,076)
   Class I                                (103,181)            --
                                     ----------------------------
                                       (45,179,410)   (68,572,985)
 Net asset value of shares converted (See Note 1):
   Class A                               5,791,178     36,613,954
   Class B                              (5,791,178)   (36,613,954)
   Decrease in net assets derived
    from capital share transactions    (31,105,092)   (33,502,682)
                                     ----------------------------
   Net decrease in net assets          (19,037,458)   (11,386,667)

NET ASSETS:
Beginning of period                    224,210,475    235,597,142
                                     ----------------------------
End of period                        $ 205,173,017   $224,210,475
                                     ============================
Accumulated net investment loss at
 end of period                       $  (1,533,086)  $         --
                                     ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                              CLASS A
                                            ---------------------------------------------------------------------------
                                                                                                       JANUARY 1,
                                            SIX MONTHS                                                   2003*
                                              ENDED                                                     THROUGH
                                            APRIL 30,             YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                              2007**          2006         2005         2004              2003
Net asset value at beginning of period       $  16.44       $  14.94      $ 13.63      $ 13.46          $  9.88
                                            ----------      --------      -------      -------      ----------------
Net investment loss                             (0.09)         (0.18)       (0.15)       (0.22)           (0.18)
Net realized and unrealized gain (loss) on
  investments                                    1.09           1.68(d)      1.46         0.39             3.76
                                            ----------      --------      -------      -------      ----------------
Total from investment operations                 1.00           1.50         1.31         0.17             3.58
                                            ----------      --------      -------      -------      ----------------
Net asset value at end of period             $  17.44       $  16.44      $ 14.94      $ 13.63          $ 13.46
                                            ==========      ========      =======      =======      ================
Total investment return (b)                      6.02% (e)     10.11%(c)(d)    9.61%      1.26%           36.23% (e)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                           (1.07%)+       (1.09%)      (1.03%)      (1.63%)          (1.93%)+
  Net expenses                                   1.48% +        1.48%        1.65%        1.91%            2.12% +
  Expenses (before waiver/reimbursement)         1.92% +        1.94%(c)     1.94%        1.95%            2.12% +
Portfolio turnover rate                            90%            29%          57%          75%              69%
Net assets at end of period (in 000's)       $100,087       $107,078      $68,981      $70,616          $71,451

                                                  CLASS A
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $ 13.90      $ 17.11
                                            -------      -------
Net investment loss                           (0.22)       (0.22)
Net realized and unrealized gain (loss) on
  investments                                 (3.80)       (2.99)
                                            -------      -------
Total from investment operations              (4.02)       (3.21)
                                            -------      -------
Net asset value at end of period            $  9.88      $ 13.90
                                            =======      =======
Total investment return (b)                  (28.92%)     (18.76%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                         (1.86%)      (1.56%)
  Net expenses                                 2.07%        1.90%
  Expenses (before waiver/reimbursement)       2.07%        1.90%
Portfolio turnover rate                         132%         111%
Net assets at end of period (in 000's)      $44,037      $61,197

                                                                            CLASS C
                                            -----------------------------------------------------------------------
                                                                                                   JANUARY 1,
                                            SIX MONTHS                                               2003*
                                              ENDED                                                 THROUGH
                                            APRIL 30,           YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                              2007**         2006        2005        2004             2003
Net asset value at beginning of period        $15.42        $14.11      $12.97      $12.90           $ 9.54
                                            ----------      ------      ------      ------      ----------------
Net investment loss (a)                        (0.14)        (0.28)      (0.25)      (0.31)           (0.24)
Net realized and unrealized gain (loss) on
  investments                                   1.01          1.59(d)     1.39        0.38             3.60
                                            ----------      ------      ------      ------      ----------------
Total from investment operations                0.87          1.31        1.14        0.07             3.36
                                            ----------      ------      ------      ------      ----------------
Net asset value at end of period              $16.29        $15.42      $14.11      $12.97           $12.90
                                            ==========      ======      ======      ======      ================
Total investment return (b)                     5.71% (e)     9.28%(c)(d)   8.79%     0.54%           35.22% (e)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                          (1.82%)+      (1.83%)     (1.78%)     (2.38%)          (2.68%)+
  Net expenses                                  2.23% +       2.23%       2.40%       2.66%            2.87% +
  Expenses (before waiver/reimbursement)        2.67% +       2.69%(c)    2.69%       2.70%            2.87% +
Portfolio turnover rate                           90%           29%         57%         75%              69%
Net assets at end of period (in 000's)        $6,360        $6,725      $7,236      $7,396           $7,734

                                                 CLASS C
                                            ------------------

                                                YEAR ENDED
                                               DECEMBER 31,
                                             2002        2001
Net asset value at beginning of period      $13.51      $16.75
                                            ------      ------
Net investment loss (a)                      (0.30)      (0.32)
Net realized and unrealized gain (loss) on
  investments                                (3.67)      (2.92)
                                            ------      ------
Total from investment operations             (3.97)      (3.24)
                                            ------      ------
Net asset value at end of period            $ 9.54      $13.51
                                            ======      ======
Total investment return (b)                 (29.39%)    (19.34%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                        (2.61%)     (2.31%)
  Net expenses                                2.82%       2.65%
  Expenses (before waiver/reimbursement)      2.82%       2.65%
Portfolio turnover rate                        132%        111%
Net assets at end of period (in 000's)      $5,248      $6,628

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Unaudited.
***  Commencement of operations.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges.
(c)  Includes nonrecurring reimbursements from Manager for professional fees. The effect on total return was less than one hundred of a percent.
(d)  The impact of nonrecurring dilutive effects resulting from shareholder trading arrangements and the Manager reimbursement of such losses were less than $0.01 per share on net realized gains on investments; and the effect on total investments return was
     0.01%, respectively.
(e)  Total return is not annualized.

 16   MainStay Small Cap Growth Fund   The notes to the financial statements are
an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                            CLASS B
    ------------------------------------------------------------------------------------------------------------------------
                                                                             JANUARY 1,
    SIX MONTHS                                                                 2003*
      ENDED                                                                   THROUGH                     YEAR ENDED
    APRIL 30,                    YEAR ENDED OCTOBER 31,                     OCTOBER 31,                  DECEMBER 31,
      2007**             2006             2005             2004                 2003                 2002             2001
     $ 15.42           $  14.11         $  12.97         $  12.90             $   9.54             $  13.51         $  16.75
    ----------         --------         --------         --------         ----------------         --------         --------
       (0.14)             (0.28)           (0.25)           (0.31)               (0.24)               (0.30)           (0.32)
        1.01               1.59(d)          1.39             0.38                 3.60                (3.67)           (2.92)
    ----------         --------         --------         --------         ----------------         --------         --------
        0.87               1.31             1.14             0.07                 3.36                (3.97)           (3.24)
    ----------         --------         --------         --------         ----------------         --------         --------
     $ 16.29           $  15.42         $  14.11         $  12.97             $  12.90             $   9.54         $  13.51
    ==========         ========         ========         ========         ================         ========         ========
        5.64% (e)          9.28%(c)(d)      8.79%            0.54%               35.22% (e)          (29.39%)         (19.34%)
       (1.82%)+           (1.83%)          (1.78%)          (2.38%)              (2.68%)+             (2.61%)          (2.31%)
        2.23% +            2.23%            2.40%            2.66%                2.87% +              2.82%            2.65%
        2.67% +            2.69%(c)         2.69%            2.70%                2.87% +              2.82%            2.65%
          90%                29%              57%              75%                  69%                 132%             111%
     $94,883           $109,872         $159,380         $172,478             $178,730             $131,404         $196,859

               CLASS I
    ------------------------------
                         MAY 31,
    SIX MONTHS           2006***
      ENDED              THROUGH
    APRIL 30,          OCTOBER 31,
      2007**              2006
      $16.50             $16.60
    ----------         -----------
       (0.04)             (0.02)
        1.09              (0.08)(d)
    ----------         -----------
        1.05              (0.10)
    ----------         -----------
      $17.55             $16.50
    ==========         ===========
        6.36% (e)         (0.60%)(c)(d)(e)
       (0.42%)+           (0.32%)+
        0.85% +            0.77% +
        1.27% +            1.43% +(c)
          90%                29%
      $3,843             $  535

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Small Cap Growth Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares and Class B shares commenced on June 1, 1998. Class C shares commenced on September 1, 1998. Class I shares commenced on May 31, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek long term-capital appreciation by investing primarily in securities of small-cap companies.

Small-capitalization companies may be more volatile in price and have significantly lower trading volumes than companies with larger capitalizations. They may be more vulnerable to adverse business or market developments than larger-capitalization companies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007 the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on

 18   MainStay Small Cap Growth Fund
short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 20) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 21.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 1.00% on assets up to $1.0 billion and 0.95% on assets in excess of $1.0 billion. NYLIM has voluntarily agreed to waive its management fee by 0.15% to 0.85% on assets up to $1.0 billion and to 0.80% on assets in excess of $1.0 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.48%; Class B, 2.23%; Class C, 2.23% and Class I, 0.93%. The Manager may

                                                    www.mainstayfunds.com     19
recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.48% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $1,064,736 and waived its fees in the amount of $468,922.

As of April 30, 2007, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

           OCTOBER 31,
   2008*          2009       2010         TOTAL
$174,275     $705,943   $309,194    $1,189,412
-----------------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee at an annual rate of 0.50% of the Fund's average daily net assets on assets of the Fund. To the extent the manager has agreed to reimburse expenses of the Fund, the subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $17,779 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $1,436, $85,227 and $902, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $554,525.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in

 20   MainStay Small Cap Growth Fund
connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $      339        0.0*%
-------------------------------------------------------------
Class C                                        188        0.0*
-------------------------------------------------------------
Class I                                  3,312,347       86.2
-------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $4,903.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $23,871 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2006, for federal income tax purposes, capital loss carryforwards of $133,406,828 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

           CAPITAL LOSS             AMOUNTS
        AVAILABLE THROUGH           (000'S)
               2009                 $ 90,230
               2010                   40,252
               2011                    2,925
       -------------------------------------------
                                    $133,407
       -------------------------------------------

The Fund utilized $18,102,027 of capital loss carryforwards during the year ended October 31, 2006.

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $59,732,224. The Fund received $61,731,556 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007 purchases and sales of securities, other than short-term securities, were $187,588 and $214,179, respectively.

                                                    www.mainstayfunds.com     21

NOTE 9--CAPITAL SHARE TRANSACTIONS
(IN 000'S):

                                 SIX MONTHS ENDED
                                  APRIL 30, 2007*
                       CLASS A   CLASS B   CLASS C   CLASS I
Shares sold               363       271       30       193
------------------------------------------------------------
Shares redeemed        (1,477)   (1,227)     (76)       (6)
------------------------------------------------------------
Shares converted (See
  Note 1)                 342      (344)      --        --
------------------------------------------------------------
Net increase
  (decrease)             (772)   (1,300)     (46)      187
------------------------------------------------------------

                                    YEAR ENDED
                                 OCTOBER 31, 2006
                       CLASS A   CLASS B   CLASS C   CLASS I
Shares sold             1,429       642       85        32
------------------------------------------------------------
Shares redeemed        (1,845)   (2,361)    (162)       --(a)
------------------------------------------------------------
Shares converted (See
  Note 1)               2,310    (2,449)      --        --
------------------------------------------------------------
Net increase
  (decrease)            1,894    (4,168)     (77)       32
------------------------------------------------------------

*  Unaudited.
(a) Less than one thousand shares.

NOTE 10--OTHER MATTERS:

As reported in response to requests for information by various regulators, including the Securities and Exchange Commission and the New York State Attorney General, and, as noted in the notes to the year-end 2004, 2005 and 2006 financial statements of each fund of the Trust, NYLIM was previously a party to arrangements with certain registered representatives of broker-dealers relating to the level of trading by clients of those registered representatives in shares of certain funds of the Trust. All such arrangements were terminated by the fourth quarter of 2003.

NYLIM and the Trustees of the Trust undertook a review of the possible dilutive effects that transactions under those arrangements and certain other levels of trading by fund shareholders over the period from 1999 to 2003 may have had on the funds. As a result of this review, in December 2005, NYLIM made payments totaling $5.882 million to nine MainStay funds. The amount paid to the MainStay Small Cap Growth Fund was $38,000. NYLIM has reimbursed or paid all expenses relating to the Board of Trustees' review of this matter.

In a separate matter, the SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 22   MainStay Small Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).
SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

  SMALL CAP
    GROWTH           VOTES        VOTES
     FUND             FOR        WITHHELD   ABSTENTIONS        TOTAL
Susan B.
 Kerley          4,327,296.699  58,786.845   4,171.000     4,390,254.544
------------------------------------------------------------------------
Alan R.
 Latshaw         4,341,214.758  44,868.786   4,171.000     4,390,254.544
------------------------------------------------------------------------
Peter Meenan     4,327,675.843  58,407.701   4,171.000     4,390,254.544
------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      4,338,336.023  47,747.521   4,171.000     4,390,254.544
------------------------------------------------------------------------
Richard S.
 Trutanic        4,328,044.992  58,038.552   4,171.000     4,390,254.544
------------------------------------------------------------------------
Roman L. Weil    4,327,402.302  58,681.242   4,171.000     4,390,254.544
------------------------------------------------------------------------
John A.
 Weisser         4,340,054.901  46,028.643   4,171.000     4,390,254.544
------------------------------------------------------------------------
Brian A.
 Murdock         4,329,190.994  56,892.550   4,171.000     4,390,254.544
------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     23

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 24   MainStay Small Cap Growth Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     25

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 26   MainStay Small Cap Growth Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     27

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE LOGO)
------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010719         (RECYCLE LOGO)  MS155-07                      MSSG10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP VALUE FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP VALUE FUND

                    MainStay Funds

                    Semiannual Report

                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------

Portfolio of Investments                                                      10
--------------------------------------------------------------------------------

Financial Statements                                                          14
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  25
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        25
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               25
--------------------------------------------------------------------------------

Trustees and Officers                                                         26

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges       -1.64%   -3.87%  6.28%     8.77%
Excluding sales charges   4.09     1.72   7.49      9.46

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS A                       RUSSELL 2000 VALUE
                                                                          -------                       ------------------
6/1/98                                                                      9450                              10000
                                                                            8325                               8778
                                                                           10030                               9163
                                                                           12149                              11385
                                                                           14755                              13939
                                                                           12099                              11313
                                                                           16756                              16115
                                                                           17308                              17695
                                                                           20814                              23154
4/30/07                                                                    21173                              25753

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges       -0.99%   -3.64%  6.40%     8.65%
Excluding sales charges   3.71     0.93   6.69      8.65

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS B                       RUSSELL 2000 VALUE
                                                                          -------                       ------------------
6/1/98                                                                     10000                              10000
                                                                            8760                               8778
                                                                           10474                               9163
                                                                           12582                              11385
                                                                           15167                              13939
                                                                           12350                              11313
                                                                           16971                              16115
                                                                           17394                              17695
                                                                           20769                              23154
4/30/07                                                                    20962                              25753

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        2.69%    0.01%  6.68%     8.65%
Excluding sales charges   3.63     0.93   6.68      8.65

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS C                       RUSSELL 2000 VALUE
                                                                          -------                       ------------------
6/1/98                                                                     10000                              10000
                                                                            8760                               8778
                                                                           10474                               9163
                                                                           12582                              11385
                                                                           15167                              13939
                                                                           12350                              11313
                                                                           16959                              16115
                                                                           17392                              17695
                                                                           20767                              23154
4/30/07                                                                    20959                              25753

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and max-imum applicable sales as charges explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a max-imum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (6/1/98) through 8/31/98, performance for Class C shares (first offered 9/1/98) includes the historical

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                       www.mainstayfunds.com   5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                          3.79%    1.45%  7.72%     9.72%

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS I                       RUSSELL 2000 VALUE
                                                                          -------                       ------------------
6/1/98                                                                    10000.00                           10000.00
4/30/99                                                                    8830.00                            8778.00
4/30/00                                                                   10665.00                            9163.00
4/30/01                                                                   12950.00                           11385.00
4/30/02                                                                   15767.00                           13939.00
4/30/03                                                                   12962.00                           11313.00
4/30/04                                                                   17995.00                           16115.00
4/30/05                                                                   18625.00                           17695.00
4/30/06                                                                   22546.00                           23154.00
4/30/07                                                                   22872.00                           25753.00

                                                          SIX      ONE     FIVE      SINCE
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------------------

Russell 2000(R) Value Index(1)                            6.36%   11.22%  13.06%     11.19%
Average Lipper small-cap value fund(2)                    8.91     9.36   12.20      10.70

performance of Class B shares adjusted to reflect the applicable CDSC for Class C shares. From inception through 2/15/05, performance of Class I shares (first offered 2/16/05) includes the historical performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class C and Class I shares upon initial offer. Unadjusted, the performance shown for the new classes of shares might have been lower.
1. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell 2000(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6 MainStay Small Cap Value Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,041.15           $ 7.24            $1,017.85            $ 7.15
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,037.40           $11.01            $1,014.10            $10.89
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,036.60           $11.01            $1,014.10            $10.89
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,038.15           $ 5.21            $1,019.85            $ 5.16
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.43% for Class A, 2.18% for Class B and Class C and 1.03% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                       www.mainstayfunds.com   7

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                                  SHORT-TERM INVESTMENTS
                                                               (COLLATERAL FROM SECURITIES      LIABILITIES IN EXCESS OF CASH AND
COMMON STOCKS                                                       LENDING IS 26.3%)                     OTHER ASSETS
-------------                                                  ---------------------------      ---------------------------------
99.7                                                                      27.10                               (26.30)

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Sinclair Broadcast Group, Inc., Class A
 2.  Journal Communications, Inc., Class A
 3.  FelCor Lodging Trust, Inc.
 4.  CSS Industries, Inc.
 5.  New Jersey Resources Corp.
 6.  Polaris Industries, Inc.
 7.  Berry Petroleum Co., Class A
 8.  Copano Energy LLC
 9.  Kite Realty Group Trust
10.  Werner Enterprises, Inc.

 8 MainStay Small Cap Value Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Mark T. Spellman of MacKay Shields LLC

HOW DID MAINSTAY SMALL CAP VALUE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay Small Cap Value Fund returned 4.09% for Class A shares, 3.71% for Class B shares and 3.63% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 3.79%. All share classes underperformed the 6.36% return of the Russell 2000(R) Value Index(1) and the 8.91% return of the average Lipper(2) small-cap value fund for the six months ended April 30, 2007. The Russell 2000(R) Value Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S STRONGEST PERFORMERS AND WHICH STOCKS UNDERPERFORMED?

Strong contributors to the Fund's absolute performance during the reporting period included Sinclair Broadcast Group, Nexstar Broadcasting Group and glass maker Apogee Enterprises.

Major detractors from the Fund's absolute performance included paperboard manufacturer Caraustar Industries, bulk transportation company Quality Distribution and newspaper publisher Journal Register.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund initiated a position in Sinclair Broadcast Group in December 2006. In January 2007, the Fund made three significant sales. We eliminated the Fund's position in Caraustar Industries when difficult industry fundamentals weighed on the company's shares and we determined that improvements would take several quarters to materialize. We sold the Fund's position in Quality Distribution because of poor results and a clouded outlook. We also sold the Fund's position in Nexstar Broadcasting Group, taking profits when the shares hit our price target.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

At the end of April 2007, the Fund was overweight relative to the Russell 2000(R) Value Index in the consumer discretionary and materials sectors. On the same date, the Fund held underweight positions in information technology and consumer staples.


Stocks of small companies may be subject to higher price volatility, significantly lower trading volumes and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market devel- opments than mid- or large-capitalization companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value.
1. See footnote on page 6 for more information on the Russell 2000(R) Value
   Index.
2. See footnote on page 6 for more information on Lipper Inc.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                       www.mainstayfunds.com   9

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                           SHARES          VALUE
COMMON STOCKS (99.7%)+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.3%)
Hexcel Corp. (a)(b)                                        30,300   $    657,510
Orbital Sciences Corp. (a)(b)                              55,100      1,149,937
United Industrial Corp. (b)                                10,400        508,768
                                                                    ------------
                                                                       2,316,215
                                                                    ------------
AIRLINES (1.0%)
Pinnacle Airlines Corp. (a)(b)                             61,000        998,570
                                                                    ------------
AUTO COMPONENTS (2.4%)
Cooper Tire & Rubber Co. (b)                               63,200      1,221,656
Standard Motor Products, Inc.                              35,200        645,216
Visteon Corp. (a)                                          62,200        567,264
                                                                    ------------
                                                                       2,434,136
                                                                    ------------
AUTOMOBILES (0.6%)
Monaco Coach Corp.                                         37,200        570,276
                                                                    ------------

BEVERAGES (0.5%)
MGP Ingredients, Inc. (b)                                  23,300        463,903
                                                                    ------------
BUILDING PRODUCTS (2.1%)
American Woodmark Corp. (b)                                22,400        773,024
Apogee Enterprises, Inc.                                   53,535      1,289,124
                                                                    ------------
                                                                       2,062,148
                                                                    ------------
CAPITAL MARKETS (1.5%)
LaBranche & Co., Inc. (a)(b)                               53,700        437,118
Stifel Financial Corp. (a)(b)                              24,900      1,118,259
                                                                    ------------
                                                                       1,555,377
                                                                    ------------
CHEMICALS (3.3%)
OM Group, Inc. (a)                                         11,600        609,348
Sensient Technologies Corp. (b)                            30,000        785,400
Terra Industries, Inc. (a)(b)                              44,000        776,160
Tronox, Inc. Class A (b)                                   49,700        702,261
W.R. Grace & Co. (a)(b)                                    17,500        465,500
                                                                    ------------
                                                                       3,338,669
                                                                    ------------
COMMERCIAL BANKS (5.8%)
CVB Financial Corp. (b)                                   102,080      1,211,690
First Merchants Corp.                                      47,300      1,020,261
F.N.B. Corp. (b)                                           75,300      1,263,534
Independent Bank Corp.                                     39,300      1,167,210
Nara Bancorp, Inc.                                         66,500      1,097,915
                                                                    ------------
                                                                       5,760,610
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (2.7%)
Kelly Services, Inc. Class A                               36,900      1,059,030
Layne Christensen Co. (a)                                  33,000      1,249,710
Volt Information Sciences, Inc. (a)(b)                     15,749        402,544
                                                                    ------------
                                                                       2,711,284
                                                                    ------------


                                                           SHARES          VALUE
COMMUNICATIONS EQUIPMENT (1.1%)
Ditech Networks, Inc. (a)                                  76,200   $    662,940
Radyne Corp. (a)                                           49,100        427,170
                                                                    ------------
                                                                       1,090,110
                                                                    ------------
CONSUMER FINANCE (1.1%)
Advanta Corp. Class B                                      12,500        572,750
EZCORP, Inc. Class A (a)                                   32,500        492,375
                                                                    ------------
                                                                       1,065,125
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES (0.6%)
Steiner Leisure, Ltd. (a)                                  13,000        630,240
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
FairPoint Communications, Inc.                             51,700        969,892
                                                                    ------------

ELECTRIC UTILITIES (2.3%)
Cleco Corp.                                                20,900        586,454
El Paso Electric Co. (a)                                   19,300        509,520
IDACORP, Inc.                                              13,600        468,520
UniSource Energy Corp.                                     19,500        748,995
                                                                    ------------
                                                                       2,313,489
                                                                    ------------
ELECTRICAL EQUIPMENT (1.7%)
General Cable Corp. (a)                                     9,400        539,936
Regal-Beloit Corp.                                         24,200      1,116,104
                                                                    ------------
                                                                       1,656,040
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
CalAmp Corp. (a)                                           62,500        520,625
CTS Corp.                                                  56,400        737,712
GSI Group, Inc. (a)                                        78,600        800,148
                                                                    ------------
                                                                       2,058,485
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (0.8%)
Union Drilling, Inc. (a)                                   51,500        795,160
                                                                    ------------

FOOD & STAPLES RETAILING (1.8%)
Ingles Markets, Inc. Class A                               17,700        636,492
Weis Markets, Inc.                                         26,000      1,119,040
                                                                    ------------
                                                                       1,755,532
                                                                    ------------
FOOD PRODUCTS (0.6%)
J&J Snack Foods Corp.                                      14,400        561,168
                                                                    ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10 MainStay Small Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
GAS UTILITIES (1.4%)
V  New Jersey Resources Corp.                              26,200   $  1,406,939
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
CONMED Corp. (a)                                           33,900      1,027,848
                                                                    ------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
Alliance Imaging, Inc. (a)                                 79,300        713,700
Kindred Healthcare, Inc. (a)                               20,900        729,828
LifePoint Hospitals, Inc. (a)                              15,600        569,556
MedCath Corp. (a)                                          19,300        573,596
Sierra Health Services, Inc. (a)                           16,500        683,430
                                                                    ------------
                                                                       3,270,110
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE (3.6%)
Bluegreen Corp. (a)                                        61,100        675,155
Marcus Corp.                                               32,300        701,879
Morton's Restaurant Group (a)                              57,900        974,457
O'Charley's, Inc. (a)                                      58,500      1,234,935
                                                                    ------------
                                                                       3,586,426
                                                                    ------------
HOUSEHOLD DURABLES (3.9%)
Brookfield Homes Corp. (b)                                 14,000        475,440
V  CSS Industries, Inc.                                    36,300      1,448,370
Levitt Corp. Class A                                       43,000        365,070
Meritage Homes Corp. (a)(b)                                11,000        382,910
Tarragon Corp. (a)(b)                                      43,300        433,433
Technical Olympic USA, Inc. (b)                            51,800        226,366
WCI Communities, Inc. (a)(b)                               27,500        600,600
                                                                    ------------
                                                                       3,932,189
                                                                    ------------
INDUSTRIAL CONGLOMERATES (0.5%)
Sequa Corp. Class A (a)                                     4,600        539,120
                                                                    ------------
INSURANCE (6.2%)
Infinity Property & Casualty Corp.                         10,800        502,308
LandAmerica Financial Group, Inc. (b)                      13,500      1,084,725
Phoenix Cos., Inc. (The)                                   73,900      1,101,110
Safety Insurance Group, Inc.                                8,700        348,522
Selective Insurance Group, Inc.                            35,000        912,800
Stewart Information Services Corp.                         28,400      1,142,248
United America Indemnity, Ltd. Class A (a)                 46,000      1,149,080
                                                                    ------------
                                                                       6,240,793
                                                                    ------------
INTERNET SOFTWARE & SERVICES (1.4%)
Ariba, Inc. (a)                                            68,100        600,642
United Online, Inc.                                        55,300        797,979
                                                                    ------------
                                                                       1,398,621
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (2.6%)
JAKKS Pacific, Inc. (a)                                    26,600        639,198
V  Polaris Industries, Inc. (b)                            27,800      1,404,734
RC2 Corp. (a)                                              13,500        538,110
                                                                    ------------
                                                                       2,582,042
                                                                    ------------


                                                           SHARES          VALUE
MACHINERY (2.7%)
EnPro Industries, Inc. (a)(b)                              28,200   $  1,062,012
Titan International, Inc. (b)                              26,100        735,498
Wabash National Corp.                                      60,900        947,604
                                                                    ------------
                                                                       2,745,114
                                                                    ------------
MEDIA (4.7%)
V  Journal Communications, Inc. Class A                   113,000      1,524,370
Journal Register Co.                                       70,800        415,596
Playboy Enterprises, Inc. Class B (a)(b)                   70,700        692,153
ProQuest Co. (a)                                           50,500        459,550
V  Sinclair Broadcast Group, Inc. Class A                  98,200      1,603,606
                                                                    ------------
                                                                       4,695,275
                                                                    ------------
METALS & MINING (4.7%)
A.M. Castle & Co.                                          20,700        701,730
Brush Engineered Materials, Inc. (a)                       10,000        480,200
Cleveland-Cliffs, Inc. (b)                                 11,300        782,977
Gibraltar Industries, Inc.                                 22,500        501,750
Mesabi Trust                                               31,400        651,864
Olympic Steel, Inc.                                        21,200        705,536
Universal Stainless & Alloy (a)                            19,800        881,892
                                                                    ------------
                                                                       4,705,949
                                                                    ------------
MULTILINE RETAIL (0.6%)
Retail Ventures, Inc. (a)                                  27,700        564,526
                                                                    ------------

MULTI-UTILITIES (1.1%)
Avista Corp.                                               47,500      1,120,525
                                                                    ------------

OIL, GAS & CONSUMABLE FUELS (4.5%)
V  Berry Petroleum Co. Class A                             41,200      1,403,272
Comstock Resources, Inc. (a)                               42,700      1,210,545
V  Copano Energy LLC (b)                                   35,400      1,382,724
Swift Energy Co. (a)(b)                                    11,700        475,605
                                                                    ------------
                                                                       4,472,146
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (9.7%)
Acadia Realty Trust                                        25,600        688,128
Alesco Financial, Inc.                                    110,100        965,577
Anthracite Capital, Inc.                                   41,400        480,240
Equity Inns, Inc.                                          37,500        641,250
V  FelCor Lodging Trust, Inc.                              56,800      1,450,104
Home Properties, Inc.                                      15,200        846,640
V  Kite Realty Group Trust                                 66,100      1,322,000
Luminent Mortgage Capital, Inc.                           116,600        963,116
NorthStar Realty Finance Corp.                             65,000        962,000
Potlatch Corp.                                             17,500        759,325
Redwood Trust, Inc. (b)                                    11,600        582,436
                                                                    ------------
                                                                       9,660,816
                                                                    ------------
ROAD & RAIL (1.7%)
AMERCO (a)                                                  6,000        419,760
V  Werner Enterprises, Inc. (b)                            69,800      1,319,918
                                                                    ------------
                                                                       1,739,678
                                                                    ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   11


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Advanced Energy Industries, Inc. (a)                       28,000   $    686,000
Axcelis Technologies, Inc. (a)                             90,500        692,325
Photronics, Inc. (a)                                       48,300        726,915
Silicon Storage Technology, Inc. (a)                      117,000        482,040
Spansion, Inc. Class A (a)(b)                              57,600        565,632
                                                                    ------------
                                                                       3,152,912
                                                                    ------------
SPECIALTY RETAIL (2.6%)
Conn's, Inc. (a)(b)                                        22,700        589,065
Dress Barn, Inc. (a)                                       23,400        465,894
Movie Gallery, Inc. (a)(b)                                149,800        546,770
Shoe Carnival, Inc. (a)                                    31,600        993,504
                                                                    ------------
                                                                       2,595,233
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Stride Rite Corp. (The)                                    73,900      1,041,990
                                                                    ------------

THRIFTS & MORTGAGE FINANCE (2.4%)
FirstFed Financial Corp. (a)(b)                            12,800        786,944
Triad Guaranty, Inc. (a)                                   12,500        552,625
TrustCo Bank Corp., NY (b)                                119,700      1,097,649
                                                                    ------------
                                                                       2,437,218
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
Watsco, Inc.                                               21,300      1,132,521
                                                                    ------------

WATER UTILITIES (0.6%)
American States Water Co.                                  18,300        652,212
                                                                    ------------
Total Common Stocks
 (Cost $97,332,790)                                                   99,806,632
                                                                    ------------
                                                        PRINCIPAL
                                                           AMOUNT
SHORT-TERM INVESTMENTS (27.1%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (7.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (c)                            $     808,977        808,977
Compass Securitization
 5.292%, due 5/23/07 (c)                                  465,205        465,205
 5.294%, due 5/31/07 (c)                                  458,995        458,995
Den Danske Bank
 5.276%, due 5/15/07 (c)                                1,081,031      1,081,031
Deutsche Bank Financial LLC
 5.30%, due 5/1/07                                        800,000        800,000
Greyhawk Funding LLC
 5.30%, due 5/8/07 (c)                                    784,279        784,279
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (c)                                  309,299        309,299
 5.289%, due 5/4/07 (c)                                   136,825        136,825
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (c)                                  547,299        547,299

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
COMMERCIAL PAPER (CONTINUED)
Old Line Funding LLC
 5.293%, due 5/16/07 (c)                            $     547,299   $    547,299
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (c)                                   517,735        517,735
Ranger Funding
 5.293%, due 5/22/07 (c)                                  410,475        410,475
Yorktown Capital LLC
 5.282%, due 5/31/07 (c)                                  547,299        547,299
                                                                    ------------
Total Commercial Paper
 (Cost $7,414,718)                                                     7,414,718
                                                                    ------------

                                                           SHARES
INVESTMENT COMPANY (2.5%)
BGI Institutional Money Market Fund (c)                 2,517,270      2,517,270
                                                                    ------------
Total Investment Company
 (Cost $2,517,270)                                                     2,517,270
                                                                    ------------
                                                        PRINCIPAL
                                                           AMOUNT
REPURCHASE AGREEMENT (0.6%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $574,751
 (Collateralized by various Corporate Bonds and a
 U.S. Treasury Note,
 with rates between 0.00%-8.38% and maturity dates
 between 8/1/07-2/15/99, with a Principal Amount
 of
 $911,363 and a Market Value
 of $600,539) (c)                                   $     574,664        574,664
                                                                    ------------
Total Repurchase Agreement
 (Cost $574,664)                                                         574,664
                                                                    ------------
TIME DEPOSITS (16.6%)
Abbey National PLC
 5.30%, due 5/7/07 (c)                                  1,094,599      1,094,599
Bank of America Corp.
 5.27%, due 5/18/07 (c)(d)                              1,505,074      1,505,074
Bank of Nova Scotia
 5.28%, due 5/17/07 (c)                                   957,774        957,774
Calyon
 5.31%, due 5/1/07 (c)                                  3,174,337      3,174,337
Deutsche Bank AG
 5.28%, due 5/15/07 (c)                                 1,094,599      1,094,599
KBC Bank N.V.
 5.28%, due 6/5/07 (c)                                  1,231,424      1,231,424
Rabobank Nederland
 5.265%, due 5/3/07 (c)                                   957,774        957,774
Royal Bank of Scotland
 5.285%, due 5/8/07 (c)                                 1,368,249      1,368,249

 12 MainStay Small Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (c)                             $   1,094,599   $  1,094,599
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (c)                                 1,094,599      1,094,599
Toronto Dominion Bank
 5.28%, due 5/11/07 (c)                                 1,778,723      1,778,723
UBS AG
 5.27%, due 5/4/07 (c)                                  1,231,424      1,231,424
                                                                    ------------
Total Time Deposits
 (Cost $16,583,175)                                                   16,583,175
                                                                    ------------
Total Short-Term Investments
 (Cost $27,089,827)                                                   27,089,827
                                                                    ------------
Total Investments
 (Cost $124,422,617) (e)                                    126.8%   126,896,459(f)
Liabilities in Excess of
 Cash and Other Assets                                      (26.8)   (26,829,659)
                                                    -------------   ------------
Net Assets                                                  100.0%  $100,066,800
                                                    =============   ============

(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(e)  The cost for federal income tax purposes is $125,029,033.
(f) At April 30, 2007 net unrealized appreciation was $1,867,426, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,686,475 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,819,049.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   13

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $124,422,617) including $25,109,183
  market value of securities loaned             $ 126,896,459
Cash                                                   10,870
Receivables:
  Dividends and interest                              106,842
  Fund shares sold                                     71,293
Other assets                                           31,573
                                                -------------
    Total assets                                  127,117,037
                                                -------------
LIABILITIES:
Securities lending collateral                      26,289,827
Payables:
  Fund shares redeemed                                432,773
  Transfer agent (See Note 3)                         145,390
  Manager (See Note 3)                                 55,460
  NYLIFE Distributors (See Note 3)                     52,336
  Shareholder communication                            40,315
  Professional fees                                    23,404
  Custodian                                             1,696
  Trustees                                              1,272
Accrued expenses                                        7,764
                                                -------------
    Total liabilities                              27,050,237
                                                -------------
Net assets                                      $ 100,066,800
                                                =============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par
  value of $.01 per share) unlimited number of
  shares authorized:
  Class A                                       $      39,740
  Class B                                              30,618
  Class C                                               7,612
  Class I                                                   8
Additional paid-in capital                         85,776,710
Accumulated undistributed net investment
  income                                               69,300
Accumulated undistributed net realized gain on
  investments                                      11,668,970
Net unrealized appreciation on investments          2,473,842
                                                -------------
Net assets                                      $ 100,066,800
                                                =============
CLASS A
Net assets applicable to outstanding shares     $  53,188,109
                                                =============
Shares of beneficial interest outstanding           3,974,021
                                                =============
Net asset value per share outstanding           $       13.38
Maximum sales charge (5.50% of offering price)           0.78
                                                -------------
Maximum offering price per share outstanding    $       14.16
                                                =============
CLASS B
Net assets applicable to outstanding shares     $  37,535,511
                                                =============
Shares of beneficial interest outstanding           3,061,783
                                                =============
Net asset value and offering price per share
  outstanding                                   $       12.26
                                                =============
CLASS C
Net assets applicable to outstanding shares     $   9,332,097
                                                =============
Shares of beneficial interest outstanding             761,216
                                                =============
Net asset value and offering price per share
  outstanding                                   $       12.26
                                                =============
CLASS I
Net assets applicable to outstanding shares     $      11,083
                                                =============
Shares of beneficial interest outstanding                 825
                                                =============
Net asset value and offering price per share
  outstanding                                   $       13.44*
                                                =============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

 14 MainStay Small Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 1,365,323
  Income from securities loaned--net                 135,220
  Interest                                           101,277
                                                 ------------
    Total income                                   1,601,820
                                                 ------------
EXPENSES:
  Manager (See Note 3)                               473,109
  Transfer agent--Classes A, B and C (See Note
    3)                                               193,388
  Transfer agent--Class I (See Note 3)                10,863
  Distribution--Class B (See Note 3)                 152,515
  Distribution--Class C (See Note 3)                  38,323
  Distribution/Service--Class A (See Note 3)          66,230
  Service--Class B (See Note 3)                       50,839
  Service--Class C (See Note 3)                       12,774
  Registration                                        26,565
  Shareholder communication                           24,937
  Professional fees                                   24,591
  Recordkeeping                                       18,785
  Custodian                                            7,463
  Trustees                                             3,108
  Miscellaneous                                        5,279
                                                 ------------
    Total expenses before waiver                   1,108,769
  Expense waiver from Manager (See Note 3)          (139,150)
                                                 ------------
    Net expenses                                     969,619
                                                 ------------
Net investment income                                632,201
                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                  12,435,093
Net change in unrealized appreciation on
  investments                                     (8,265,719)
                                                 ------------
Net realized and unrealized gain on investments    4,169,374
                                                 ------------
Net increase in net assets resulting from
  operations                                     $ 4,801,575
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   15

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                        2007           2006
DECREASE IN NET ASSETS:
Operations:
 Net investment income (loss)   $    632,201   $   (121,960)
 Net realized gain on
  investments                     12,435,093     11,894,756
 Net change in unrealized
  appreciation on investments     (8,265,719)     5,788,422
                                ---------------------------
 Net increase in net assets
  resulting from operations        4,801,575     17,561,218
                                ---------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                          (416,833)            --
   Class B                           (20,960)            --
   Class C                            (5,209)            --
   Class I                          (119,899)            --
 From net realized gain on investments:
   Class A                        (4,597,917)    (3,270,204)
   Class B                        (4,088,011)    (4,639,877)
   Class C                        (1,024,040)      (858,745)
   Class I                        (2,249,782)    (1,420,830)
                                ---------------------------
 Total dividends and
  distributions to
  shareholders                   (12,522,651)   (10,189,656)
                                ---------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                         4,559,550     16,076,412
   Class B                         1,784,449      3,728,360
   Class C                           671,638      2,212,479
   Class I                           440,218      4,435,276

                                        2007           2006
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class A                      $  4,545,472   $  2,704,372
   Class B                         3,867,321      4,372,876
   Class C                           773,640        627,211
   Class I                         2,369,681      1,420,830
                                ---------------------------
                                  19,011,969     35,577,816
 Cost of shares redeemed:
   Class A                        (9,243,648)   (29,946,202)
   Class B                        (5,445,156)   (17,642,017)
   Class C                        (2,361,188)    (4,560,732)
   Class I                       (26,578,939)    (2,248,105)
                                ---------------------------
                                 (43,628,931)   (54,397,056)
 Net asset value of shares converted (See
  Note 1):
   Class A                         3,222,300     12,833,164
   Class B                        (3,222,300)   (12,833,164)
                                ---------------------------
   Decrease in net assets
    derived from capital share
    transactions                 (24,616,962)   (18,819,240)
                                ---------------------------
   Net decrease in net assets    (32,338,038)   (11,447,678)

NET ASSETS:
Beginning of period              132,404,838    143,852,516
                                ---------------------------
End of period                   $100,066,800   $132,404,838
                                ===========================
Accumulated undistributed net
 investment income at end of
 period                         $     69,300   $         --
                                ===========================

 16 MainStay Small Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                                                                       JANUARY 1,
                                SIX MONTHS                                                2003*
                                  ENDED                                                  THROUGH             YEAR ENDED
                                APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
                                 2007***         2006         2005         2004           2003           2002         2001
Net asset value at beginning
  of period                      $ 14.19        $ 13.39      $ 15.59      $ 14.09        $ 11.10        $ 12.84      $ 11.30
                                ----------      -------      -------      -------      -----------      -------      -------
Net investment income (loss)
  (a)                               0.09           0.03        (0.05)       (0.09)         (0.08)         (0.09)       (0.05)
Net realized and unrealized
  gain (loss) on investments        0.47           1.70         0.68         2.09           3.07          (1.47)        1.79
                                ----------      -------      -------      -------      -----------      -------      -------
Total from investment
  operations                        0.56           1.73         0.63         2.00           2.99          (1.56)        1.74
                                ----------      -------      -------      -------      -----------      -------      -------
Less dividends and
  distributions:
  From net investment income       (0.11)            --           --           --             --             --           --
  From net realized gain on
    investments                    (1.26)         (0.93)       (2.83)       (0.50)            --          (0.18)       (0.20)
                                ----------      -------      -------      -------      -----------      -------      -------
Total dividends and
  distributions                    (1.37)         (0.93)       (2.83)       (0.50)            --          (0.18)       (0.20)
                                ----------      -------      -------      -------      -----------      -------      -------
Net asset value at end of
  period                         $ 13.38        $ 14.19      $ 13.39      $ 15.59        $ 14.09        $ 11.10      $ 12.84
                                ==========      =======      =======      =======      ===========      =======      =======
Total investment return (b)         4.09%(c)      13.40%        3.41%       14.46%         26.94%(c)     (12.16%)      15.43%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)      1.32%+         0.19%       (0.32%)      (0.62%)        (0.78%)+       (0.74%)      (0.41%)
  Net expenses                      1.43%+         1.40%        1.47%        1.70%          1.90%+         1.87%        1.88%
  Expenses (before waiver)          1.68%+         1.65%        1.72%        1.78%          1.94%+         1.87%        1.88%
Portfolio turnover rate               94%            44%          75%         103%            41%            46%          46%
Net assets at end of period
  (in 000's)                     $53,188        $52,995      $47,849      $55,640        $44,496        $35,197      $43,761

                                                                          CLASS C
                                -------------------------------------------------------------------------------------------
                                                                                       JANUARY 1,
                                SIX MONTHS                                                2003*
                                  ENDED                                                  THROUGH            YEAR ENDED
                                APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,         DECEMBER 31,
                                 2007***         2006         2005         2004           2003           2002        2001
Net asset value at beginning
  of period                       $13.06        $ 12.48      $ 14.80      $ 13.49        $10.70         $12.48      $ 11.07
                                ----------      -------      -------      -------      -----------      ------      -------
Net investment income (loss)
  (a)                               0.04          (0.07)       (0.15)       (0.20)        (0.15)         (0.18)       (0.13)
Net realized and unrealized
  gain (loss) on investments        0.43           1.58         0.66         2.01          2.94          (1.42)        1.74
                                ----------      -------      -------      -------      -----------      ------      -------
Total from investment
  operations                        0.47           1.51         0.51         1.81          2.79          (1.60)        1.61
                                ----------      -------      -------      -------      -----------      ------      -------
Less dividends and
  distributions:
  From net investment income       (0.01)            --           --           --            --             --           --
  From net realized gain on
    investments                    (1.26)         (0.93)       (2.83)       (0.50)           --          (0.18)       (0.20)
                                ----------      -------      -------      -------      -----------      ------      -------
Total dividends and
  distributions                    (1.27)         (0.93)       (2.83)       (0.50)           --          (0.18)       (0.20)
                                ----------      -------      -------      -------      -----------      ------      -------
Net asset value at end of
  period                          $12.26        $ 13.06      $ 12.48      $ 14.80        $13.49         $10.70      $ 12.48
                                ==========      =======      =======      =======      ===========      ======      =======
Total investment return (b)         3.63%(c)      12.56%        2.65%       13.67%        26.07%(c)     (12.83%)      14.57%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)      0.62%+        (0.56%)      (1.07%)      (1.37%)       (1.53%)+       (1.49%)      (1.16%)
  Net expenses                      2.18%+         2.15%        2.22%        2.45%         2.65%+         2.62%        2.63%
  Expenses (before waiver)          2.43%+         2.40%        2.47%        2.53%         2.69%+         2.62%        2.63%
Portfolio turnover rate               94%            44%          75%         103%           41%            46%          46%
Net assets at end of period
  (in 000's)                      $9,332        $10,879      $12,070      $10,054        $9,501         $9,403      $12,250

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(c)  Total return is not annualized.
(d)  The amount shown for a share outstanding does not correspond with aggregate net realized and unrealized gain (loss) on investments due to significant redemptions of Class I shares.

 18 MainStay Small Cap Value Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS B
    --------------------------------------------------------------------------------------------
                                                           JANUARY 1,
    SIX MONTHS                                                2003*
      ENDED                                                  THROUGH             YEAR ENDED
    APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
     2007***         2006         2005         2004           2003           2002         2001
     $ 13.06        $ 12.48      $ 14.80      $ 13.50        $ 10.70        $ 12.48      $ 11.07
    ----------      -------      -------      -------      -----------      -------      -------
        0.04          (0.07)       (0.14)       (0.20)         (0.15)         (0.18)       (0.13)
        0.43           1.58         0.65         2.00           2.95          (1.42)        1.74
    ----------      -------      -------      -------      -----------      -------      -------
        0.47           1.51         0.51         1.80           2.80          (1.60)        1.61
    ----------      -------      -------      -------      -----------      -------      -------
       (0.01)            --           --           --             --             --           --
       (1.26)         (0.93)       (2.83)       (0.50)            --          (0.18)       (0.20)
    ----------      -------      -------      -------      -----------      -------      -------
       (1.27)         (0.93)       (2.83)       (0.50)            --          (0.18)       (0.20)
    ----------      -------      -------      -------      -----------      -------      -------
     $ 12.26        $ 13.06      $ 12.48      $ 14.80        $ 13.50        $ 10.70      $ 12.48
    ==========      =======      =======      =======      ===========      =======      =======
        3.71%(c)      12.48%        2.67%       13.59%         26.17%(c)     (12.83%)      14.57%
        0.62%+        (0.57%)      (1.07%)      (1.37%)        (1.53%)+       (1.49%)      (1.16%)
        2.18%+         2.15%        2.22%        2.45%          2.65%+         2.62%        2.63%
        2.43%+         2.40%        2.47%        2.53%          2.69%+         2.62%        2.63%
          94%            44%          75%         103%            41%            46%          46%
     $37,536        $43,137      $63,611      $66,355        $60,384        $53,819      $67,377

                        CLASS I
    -----------------------------------------------
                                       FEBRUARY 16,
    SIX MONTHS                            2005**
      ENDED          YEAR ENDED          THROUGH
    APRIL 30,        OCTOBER 31,       OCTOBER 31,
     2007***            2006               2005
      $14.30           $ 13.44           $ 14.01
    ----------       -----------       ------------
        0.24              0.08              0.02
        0.28(d)           1.71             (0.59)
    ----------       -----------       ------------
        0.52              1.79             (0.57)
    ----------       -----------       ------------
       (0.12)               --                --
       (1.26)            (0.93)               --
    ----------       -----------       ------------
       (1.38)            (0.93)               --
    ----------       -----------       ------------
       13.44           $ 14.30           $ 13.44
    ==========       ===========       ============
        3.79%(c)         13.74%            (4.07%)(c)
        3.35%+            0.56%             0.25%+
        1.03%+            1.05%             0.96%+
        1.28%+            1.30%             1.21%+
          94%               44%               75%
      $   11           $25,394           $20,322

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   19

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay Small Cap Value Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class A shares and Class B shares commenced on June 1, 1998. Class C shares commenced on September 1, 1998. Class I shares commenced on February 16, 2005. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Small-capitalization companies may be more volatile in price and have significantly lower trading volumes than companies with larger capitalizations. They may be more vulnerable to adverse business or market developments than large-capitalization companies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund did not hold securities that were valued in such manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on

 20 MainStay Small Cap Value Fund
short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B) on page
22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 23).

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.85% on assets up to $1.0 billion and 0.80% on assets in excess of $1.0 billion. NYLIM has also voluntarily agreed to waive a portion of its management fee so that the management fee is 0.60% on assets up to $1.0 billion and 0.55% on assets in excess of $1.0 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.55%; Class B, 2.30%; Class C, 2.30%; and Class I, 1.24%. The Manager may

                                                      www.mainstayfunds.com   21
recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.55% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $473,109 and waived its fees in the amount of $139,150.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisor, NYLIM pays the Subadvisor a monthly fee of one-half of the management fee, net of management fee waivers, expense limitations and reimbursements. To the extent the Manager has agreed to reimburse expenses of the Fund, the Subadvisor has voluntarily agreed to do so proportionately.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $11,072 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $229, $27,281 and $1,617, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $204,251.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000

 22 MainStay Small Cap Value Fund
are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                  $  370        0.0*%
----------------------------------------------------------
Class C                                     230        0.0*
----------------------------------------------------------
Class I                                   2,265       20.4*
----------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $2,400.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $18,785 for the six months ended April 30, 2007.

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                     2006
Distributions paid from:
Ordinary Income                                  $ 4,082,368
Long-term Capital Gains                            6,107,288
-------------------------------------------------------------
                                                 $10,189,656
-------------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $25,109,183. The Fund received $26,289,827 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $101,793 and $131,278, respectively.

                                                      www.mainstayfunds.com   23

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                                                     SIX MONTH ENDED
                                                                     APRIL 30, 2007*
                                                  CLASS A           CLASS B           CLASS C           CLASS I
Shares sold                                           339               144                54                31
---------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                         341               318                64               176
---------------------------------------------------------------------------------------------------------------
                                                      680               462               118               207
Shares redeemed                                      (683)             (495)             (190)           (1,982)
---------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                         242              (208)               --                --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                               239              (241)              (72)           (1,775)
---------------------------------------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                                                    OCTOBER 31, 2006
                                                  CLASS A           CLASS B           CLASS C           CLASS I
Shares sold                                         1,174               293               175               321
---------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                         205               357                51               107
---------------------------------------------------------------------------------------------------------------
                                                    1,379               650               226               428
Shares redeemed                                    (2,192)           (1,392)             (360)             (164)
---------------------------------------------------------------------------------------------------------------
Shares converted (See Note 1)                         975            (1,053)               --                --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                               162            (1,795)             (134)              264
---------------------------------------------------------------------------------------------------------------

* Unaudited.

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 24 MainStay Small Cap Value Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

  SMALL CAP          VOTES         VOTES
  VALUE FUND          FOR         WITHHELD    ABSTENTIONS       TOTAL
Susan B.
 Kerley          4,026,059.164   16,977.069    5,514.000    4,048,550.233
-------------------------------------------------------------------------
Alan R.
 Latshaw         4,026,005.177   17,031.056    5,514.000    4,048,550.233
-------------------------------------------------------------------------
Peter Meenan     4,026,059.164   16,977.069    5,514.000    4,048,550.233
-------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      4,026,005.177   17,031.056    5,514.000    4,048,550.233
-------------------------------------------------------------------------
Richard S.
 Trutanic        4,026,005.177   17,031.056    5,514.000    4,048,550.233
-------------------------------------------------------------------------
Roman L. Weil    4,026,059.164   16,977.069    5,514.000    4,048,550.233
-------------------------------------------------------------------------
John A.
 Weisser         4,026,005.177   17,031.056    5,514.000    4,048,550.233
-------------------------------------------------------------------------
Brian A.
 Murdock         4,026,005.177   17,031.056    5,514.000    4,048,550.233
-------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                      www.mainstayfunds.com   25

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 26   MainStay Small Cap Value Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American
                                             Skandia Trust (2006 to 2007); Treasurer and Principal
                                             Financial Officer, The Greater China
                                             Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 28   MainStay Small Cap Value Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since 2006); Vice President--Compliance,
                                             Eclipse Funds, Eclipse Funds Inc. and MainStay VP Series
                                             Fund, Inc. (2004 to 2006); Deputy Chief Compliance Officer,
                                             New York Life Investment Management LLC (2002 to 2003); Vice
                                             President and Compliance Officer, Goldman Sachs Asset
                                             Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds, Eclipse Funds Inc. and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 12, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     29

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-AO10713         (RECYCLE
LOGO)                       MS155-07                                MSSV10-04/07

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MAP FUND

                    Message from the President
                    and
                    Semiannual Report
                    Unaudited
                    April 30, 2007

MESSAGE FROM
THE PRESIDENT

At MainStay, we take special pride in providing investors with single-point access to the expertise of six diverse institutional boutique investment firms. Each mutual fund we offer is advised or subadvised by one or more institutional money managers, each of which has the autonomy to focus on its own unique investment style. By preserving the integrity of these boutiques, in both process and culture, we believe that we are helping to achieve greater consistency of returns for our shareholders.

New York Life Investment Management uses these boutiques to power its MainStay Funds, which seek to achieve investment excellence for our shareholders and maintain a disciplined, long-term perspective.

Equity investors were generally rewarded for holding their ground during the turbulent six months ended April 30, 2007. In late February and early March 2007, a correction in the Chinese stock market took a toll on stocks around the world. Fortunately, positive earnings reports led to a substantial rebound, and U.S. stocks in general recorded gains across every sector for the six-month reporting period. While past performance is no guarantee of future results, international stocks as a whole were even stronger, providing solid double-digit returns.

According to Russell data for U.S. equity markets, mid-cap companies generally outperformed small-and large-capitalization companies, and value stocks outperformed growth stocks among mid- and large-cap issuers.

During the six months ended April 30, 2007, the Federal Open Market Committee
(FOMC) maintained the federal funds target rate at a steady 5.25%, hoping that earlier rate hikes would be sufficient to keep inflation in check. The yield curve remained inverted throughout the reporting period, with Treasury bills yielding more than 10-year Treasury bonds. Although an inverted yield curve is sometimes associated with a heightened risk of recession, the FOMC continued to focus on the potential for moderate economic expansion.

Shorter-term interest rates declined slightly during the reporting period and longer-term interest rates rose. While rising interest rates hurt bond prices, most broad domestic bond-market indices provided modest but positive total returns.

Early in 2007, several subprime mortgage lenders faced higher-than-anticipated delinquencies and defaults, raising concerns about underwriting practices. Several lenders filed for bankruptcy protection, and others saw their stock prices decline. Fortunately, we believe that there is little evidence that the difficulties will undermine fixed-income markets in general.

As always, we appreciate your decision to make MainStay Funds part of your overall investment strategy. We look forward to serving your financial interests and growing together for many years to come.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher

President


                       Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MAP FUND

                    MainStay Funds

                    Semiannual Report
                    Unaudited

                    April 30, 2007

TABLE OF CONTENTS

Semiannual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------

Portfolio Management Discussion and Analysis                                  10
--------------------------------------------------------------------------------

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------

Financial Statements                                                          18
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 25
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  31
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        31
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               31
--------------------------------------------------------------------------------

Trustees and Officers                                                         32

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        4.12%    7.18%  10.48%     9.62%
Excluding sales charges  10.18    13.42   11.74     10.41

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
6/9/99                                          9450                  10000                  10000                  10000
                                               10932                  11375                  11143                  11493
                                               12146                   9901                   9697                  11526
                                               11864                   8839                   8473                  11445
                                               10089                   7602                   7345                   9827
                                               13634                   9511                   9026                  13312
                                               14828                  10175                   9598                  15258
                                               18218                  12015                  11077                  19289
4/30/07                                        20663                  13754                  12765                  22229

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        4.79%    7.60%  10.64%    9.60%
Excluding sales charges   9.79    12.60   10.91     9.60

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
6/9/99                                         10000                  10000                  10000                  10000
                                               11502                  11375                  11143                  11493
                                               12681                   9901                   9697                  11526
                                               12291                   8839                   8473                  11445
                                               10372                   7602                   7345                   9827
                                               13917                   9511                   9026                  13312
                                               15020                  10175                   9598                  15258
                                               18320                  12015                  11077                  19289
4/30/07                                        20628                  13754                  12765                  22229

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        8.79%   11.60%  10.91%    9.60%
Excluding sales charges   9.79    12.60   10.91     9.60

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
6/9/99                                         10000                  10000                  10000                  10000
                                               11502                  11375                  11143                  11493
                                               12681                   9901                   9697                  11526
                                               12291                   8839                   8473                  11445
                                               10372                   7602                   7345                   9827
                                               13917                   9511                   9026                  13312
                                               15020                  10175                   9598                  15258
                                               18320                  12015                  11077                  19289
4/30/07                                        20628                  13754                  12765                  22229

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge are subject to a CDSC of 1% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of .25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the

THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--MAXIMUM 4.75% INITIAL SALES CHARGE THROUGH 6/8/99
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
Excluding sales charges  10.39    13.76   12.11   13.36
With sales charges       10.39%   13.76%  12.11%  12.81%

(PERFORMANCE GRAPH)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
4/30/97                                         9525                  10000                  10000                  10000
                                               13164                  14215                  14107                  14098
                                               14548                  16703                  17185                  14935
                                               17277                  18853                  18926                  17326
                                               19238                  16410                  16471                  17375
                                               18841                  14649                  14391                  17253
                                               16066                  12600                  12476                  14814
                                               21771                  15764                  15330                  20066
                                               23770                  16863                  16302                  23001
                                               29332                  19913                  18815                  29077
4/30/07                                        33366                  22796                  21681                  33509

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         10.32%   13.64%  11.97%    10.62%

(PERFORMANCE GRAPH)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
6/9/99                                         10000                  10000                  10000                  10000
                                               11584                  11375                  11143                  11493
                                               12892                   9901                   9697                  11526
                                               12612                   8839                   8473                  11445
                                               10741                   7602                   7345                   9827
                                               14537                   9511                   9026                  13312
                                               15847                  10175                   9598                  15258
                                               19535                  12015                  11077                  19289
4/30/07                                        22199                  13754                  12765                  22229

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         10.18%   13.39%  11.69%    10.35%

(PERFORMANCE GRAPH)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
6/9/99                                         10000                  10000                  10000                  10000
                                               11560                  11375                  11143                  11493
                                               12829                   9901                   9697                  11526
                                               12519                   8839                   8473                  11445
                                               10635                   7602                   7345                   9827
                                               14355                   9511                   9026                  13312
                                               15608                  10175                   9598                  15258
                                               19194                  12015                  11077                  19289
4/30/07                                        21764                  13754                  12765                  22229

amount of any management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. On 6/9/99, MAP-Equity Fund was reorganized as MainStay MAP Fund Class I shares. From inception (1/21/71) through 6/8/99, performance for MainStay MAP Fund Class I shares (first offered 6/9/99) includes the performance of MAP-Equity Fund.

Prior to the reorganization, shares of MAP-Equity Fund were subject to a maximum 4.75% sales charge. From inception (6/9/99) through 12/31/03, performance for Class R1 and R2 shares (first offered 1/2/04) includes the historical performance of Class A shares adjusted to reflect the applicable fees, estimated expenses and fee waivers/expense limitations of Class R1 and R2 shares upon initial offer. Prior to 4/28/06, performance for Class R3 shares (first offered 4/28/06) includes the historical performance of Class A shares adjusted to reflect the applicable sales charge (or CDSC), fees, estimated expenses and fee waivers/expense limitations of Class R3 shares upon initial offer. Unadjusted, the performance shown for these new classes of shares might have been lower.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE AND FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay MAP Fund

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         10.09%   13.10%  11.36%    10.04%

(PERFORMANCE GRAPH)

                                                                                                                RUSSELL MIDCAP
                                         MAINSTAY MAP FUND      RUSSELL 3000 INDEX       S&P 500 INDEX              INDEX
                                         -----------------      ------------------       -------------          --------------
6/9/99                                         10000                  10000                  10000                  10000
                                               11532                  11375                  11143                  11493
                                               12768                   9901                   9697                  11526
                                               12428                   8839                   8473                  11445
                                               10531                   7602                   7345                   9827
                                               14182                   9511                   9026                  13312
                                               15370                  10175                   9598                  15258
                                               18819                  12015                  11077                  19289
4/30/07                                        21287                  13754                  12765                  22229

                                                          SIX      ONE     FIVE      SINCE
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------------------

Russell 3000(R) Index(1)                                  8.90%   14.48%   9.25%      4.11%
Russell Midcap(R) Index(2)                               12.24    15.24   14.20      10.64
S&P 500(R) Index(3)                                       8.60    15.24    8.54       3.13
Average Lipper multi-cap core fund(4)                     9.10    12.25    8.58       5.63

1. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index. The Russell 3000(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
4. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE TWO PRECEDING PAGES IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MAP FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2006, to April 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2006, to April 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended April 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            11/1/06           4/30/07           PERIOD(1)           4/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,102.45           $ 6.62            $1,018.65            $ 6.36
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00         $1,098.80           $10.51            $1,014.90            $10.09
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,098.80           $10.51            $1,014.90            $10.09
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,104.25           $ 4.75            $1,020.45            $ 4.56
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,103.75           $ 5.27            $1,019.95            $ 5.06
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,102.40           $ 6.57            $1,018.70            $ 6.31
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,101.55           $ 7.87            $1,017.45            $ 7.55
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio of each class (1.27% for Class A, 2.02% for Class B and Class C, 0.91% for Class I, 1.01% for Class R1, 1.26% for Class R2 and 1.51% for R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 8   MainStay MAP Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     94.5
Short-Term Investments (collateral from securities lending                        10.1
  is 6.4%)
Convertible Preferred Stock                                                        0.1
Convertible Bonds                                                                  0.1
Warrants                                                                           0.1
Corporate Bond                                                                    0.0*
Liabilities in Excess of Cash and Other Assets                                    (4.9)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Morgan Stanley
 2.  General Electric Co.
 3.  E.I. du Pont de Nemours & Co.
 4.  Novartis AG, ADR
 5.  JPMorgan Chase & Co.
 6.  American International Group, Inc.
 7.  Travelers Cos., Inc. (The)
 8.  Textron, Inc.
 9.  McDonald's Corp.
10.  Occidental Petroleum Corp.

                                                     www.mainstayfunds.com     9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Michael J. Mullarkey, Roger Lob and Christopher Mullarkey of Markston International LLC and by portfolio managers Robert H. Lyon and Jerrold K. Senser, CFA, of Institutional Capital LLC

HOW DID MAINSTAY MAP FUND PERFORM RELATIVE TO ITS BENCHMARK AND ITS PEERS DURING THE SIX MONTHS ENDED APRIL 30, 2007?

Excluding all sales charges, MainStay MAP Fund returned 10.18% for Class A shares, 9.79% for Class B shares and 9.79% for Class C shares for the six months ended April 30, 2007. Over the same period, the Fund's Class I shares returned 10.39%, Class R1 shares returned 10.32%, Class R2 shares returned 10.18% and Class R3 shares returned 10.09%. All share classes outperformed the 8.90% return of the Russell 3000(R) Index(1) and the 9.10% return of the average Lipper(2) multi-cap core fund for the six months ended April 30, 2007. The Russell 3000(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHICH SECTORS WERE THE BIGGEST CONTRIBUTORS TO PERFORMANCE IN YOUR PORTION OF THE FUND DURING THE REPORTING PERIOD AND WHICH SECTORS DETRACTED THE MOST?

Markston International:
Our portion of the Fund benefited from specific stocks in the industrials, utilities and consumer staples sectors. Relative underperformance resulted from some stocks in the health care, financials and energy sectors.

ICAP:
Strong performance in our portion of the Fund resulted from favorable stock selection. Consumer discretionary, materials and financials were the strongest sectors relative to the S&P 500(R) Index.(3) Some of the Fund's holdings in these sectors advanced because of corporate restructurings. Information technology, health care and utilities were the weakest-performing sectors in our portion of the Fund relative to the S&P 500(R) Index.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONG CONTRIBUTORS TO PERFORMANCE IN YOUR PORTION OF THE FUND AND WHICH STOCKS DETRACTED?

Markston International:
In our portion of the Fund, positive contributors to absolute performance included MetLife, Tyco International and Aetna. Holdings that detracted from absolute performance included Nektar Therapeutics, Amgen and insurance company W.R. Berkley.

ICAP:
In our portion of the Fund, the strongest contributors included Hess, containers & packaging company Temple-Inland and InterContinental Hotels Group. Weak contributors included Motorola, Halliburton and E. I. du Pont de Nemours & Co. We eliminated Halliburton from our portion of the Fund in January 2007.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES IN YOUR PORTION OF THE FUND DURING THE REPORTING PERIOD?

Markston International:
During the reporting period, we initiated new positions in health care products company Abbott Laboratories and diversified telecommunications services giant AT&T. Significant sales included our position in communications equipment company Harris Corp. We eliminated our position in electronic equipment & instruments firm Symbol Technologies during a company tender.(4)

ICAP:
During the reporting period, we added a position in mining company Rio Tinto to our portion of the Fund. Rio Tinto has benefited from pricing power in its metals and other natural resources, largely because of demand from Asian countries. We also added Coca-Cola during the reporting period on our expectation that management would solve several


The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. Mid-capitalization companies are generally less established and their stocks may be more volatile and less liquid than the securities of larger companies. Stocks of small companies may be subject to higher price volatility, signifi- cantly lower trading volumes, and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies. Funds that invest in bonds are subject to credit, inflation and interest-rate risk and can lose principal value when interest rates rise. Issuers of convertible securities may not be as financially strong as issuers of securities with higher credit ratings and may be more vulnerable to changes in the economy. If an issuer stops making interest payments, principal payments or both on its convertible securities, these securities may become worthless and the Fund could lose its entire investment in them.
1. See footnote on page 7 for more information on the Russell 3000(R) Index.
2. See footnote on page 7 for more information on Lipper Inc.
3. See footnote on page 7 for more information on the S&P 500(R) Index. The S&P 500(R) Index is a secondary benchmark of the Fund.
4. A tender is an offer to purchase some or all of investors' shares in a corporation. The price offered is usually at a premium to the market price.

 10   MainStay MAP Fund
problems that have plagued the company in recent years. Significant sales in our portion of the Fund included Altria Group, Baxter International and CSX. Each of these stocks reached its previously established price target.

HOW DID THE SECTOR WEIGHTINGS IN YOUR PORTION OF THE FUND CHANGE DURING THE REPORTING PERIOD?

Markston International:
During the reporting period, our portion of the Fund increased its exposure relative to the Russell 3000(R) Index in the telecommunication services and consumer staples sectors. We decreased our weightings relative to the Index in the materials and industrials sectors. As of April 30, 2007, our portion of the Fund was slightly overweight relative to the Index in materials and utilities. At the same time, our portion of the Fund was underweight in the information technology and financials sectors.

ICAP:
We increased the weightings in our portion of the Fund in materials and industrials in light of our expectation that the worldwide economy would continue to grow despite weakness in the U.S. housing market. We reduced our weightings in financials and utilities, primarily on the basis of valuation considerations. As of April 30, 2007, our portion of the Fund was significantly overweight relative to the S&P 500(R) Index in the materials sector and underweight in the information technology sector. Our weightings in both of these sectors helped the Fund's performance.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    www.mainstayfunds.com     11

PORTFOLIO OF INVESTMENTS APRIL 30, 2007 UNAUDITED


                                                           SHARES            VALUE
COMMON STOCKS (94.5%)+
----------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.2%)
Boeing Co. (The)                                           45,100   $    4,194,300
GenCorp, Inc. (a)(b)                                       79,200        1,054,944
Hexcel Corp. (a)(b)                                        46,500        1,009,050
Honeywell International, Inc.                              34,100        1,847,538
Lockheed Martin Corp.                                      21,700        2,086,238
Northrop Grumman Corp.                                    194,328       14,304,484
Orbital Sciences Corp. (a)(b)                             130,000        2,713,100
Raytheon Co.                                              173,600        9,294,544
                                                                    --------------
                                                                        36,504,198
                                                                    --------------
AIRLINES (0.3%)
Southwest Airlines Co.                                    349,100        5,009,585
                                                                    --------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) (a)                       95,650        3,181,319
                                                                    --------------

BEVERAGES (1.6%)
Coca-Cola Co. (The)                                       436,150       22,762,668
PepsiCo, Inc.                                              65,541        4,331,605
                                                                    --------------
                                                                        27,094,273
                                                                    --------------
BIOTECHNOLOGY (2.5%)
Amgen, Inc. (a)                                           202,200       12,969,108
Celgene Corp. (a)                                         117,792        7,204,159
Cubist Pharmaceuticals, Inc. (a)(b)                        89,859        1,927,476
Genentech, Inc. (a)                                       251,900       20,149,481
                                                                    --------------
                                                                        42,250,224
                                                                    --------------
CAPITAL MARKETS (5.8%)
Ameriprise Financial, Inc.                                 73,560        4,374,613
Bank of New York Co., Inc. (The)                            5,900          238,832
Jefferies Group, Inc.                                     132,600        4,203,420
Legg Mason, Inc.                                           13,800        1,368,822
Merrill Lynch & Co., Inc.                                 105,700        9,537,311
V  Morgan Stanley                                         829,560       69,691,336
Northern Trust Corp.                                       20,055        1,262,462
State Street Corp.                                         89,300        6,150,091
Waddell & Reed Financial, Inc. Class A (b)                 78,000        1,889,160
                                                                    --------------
                                                                        98,716,047
                                                                    --------------
CHEMICALS (6.2%)
CF Industries Holdings, Inc.                               38,900        1,543,941
Chemtura Corp.                                             85,300          940,859
V  E.I. du Pont de Nemours & Co. (b)                    1,121,400       55,139,238
Imperial Chemical Industries PLC, Sponsored ADR
 (c)                                                      411,850       17,491,269
Monsanto Co.                                              497,414       29,342,452
Mosaic Co. (The) (a)                                       20,750          612,125
                                                                    --------------
                                                                       105,069,884
                                                                    --------------


                                                           SHARES            VALUE
COMMERCIAL BANKS (1.1%)
Popular, Inc. (b)                                         433,171   $    7,281,604
SunTrust Banks, Inc.                                       67,350        5,685,687
Wachovia Corp.                                             94,800        5,265,192
                                                                    --------------
                                                                        18,232,483
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Covanta Holding Corp. (a)                                 261,473        6,416,547
Korn/Ferry International (a)                               24,600          579,822
On Assignment, Inc. (a)                                    19,300          215,774
PHH Corp. (a)                                              36,220        1,104,710
Waste Management, Inc.                                     38,000        1,421,580
                                                                    --------------
                                                                         9,738,433
                                                                    --------------
COMMUNICATIONS EQUIPMENT (1.7%)
ADC Telecommunications, Inc. (a)                           61,725        1,135,740
Blue Coat Systems, Inc. (a)(b)                             26,163          917,275
CommScope, Inc. (a)                                         5,659          263,992
Finisar Corp. (a)(b)                                      333,489        1,207,230
Harris Corp.                                               23,800        1,222,130
Harris Stratex Networks, Inc. Class A (a)                   5,102          101,734
Motorola, Inc.                                          1,274,350       22,084,485
NMS Communications Corp. (a)                              159,336          286,805
Nortel Networks Corp. (a)                                     547           12,515
Polycom, Inc. (a)                                          68,298        2,274,323
                                                                    --------------
                                                                        29,506,229
                                                                    --------------
COMPUTERS & PERIPHERALS (2.2%)
ActivIdentity Corp. (a)                                    49,567          246,844
Hewlett-Packard Co.                                       814,900       34,339,886
Innovex, Inc. (a)                                          26,701           45,926
Sun Microsystems, Inc. (a)                                561,797        2,932,580
                                                                    --------------
                                                                        37,565,236
                                                                    --------------
CONSTRUCTION & ENGINEERING (0.4%)
Chicago Bridge & Iron Co. N.V.                             42,000        1,454,460
Jacobs Engineering Group, Inc. (a)                         92,300        4,654,689
                                                                    --------------
                                                                         6,109,149
                                                                    --------------
CONSTRUCTION MATERIALS (0.4%)
Vulcan Materials Co.                                       51,889        6,417,113
                                                                    --------------

CONSUMER FINANCE (1.4%)
American Express Co.                                      393,500       23,873,645
                                                                    --------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
CONTAINERS & PACKAGING (1.1%)
Smurfit-Stone Container Corp. (a)                           8,050   $       97,002
Temple-Inland, Inc.                                       299,400       17,736,456
                                                                    --------------
                                                                        17,833,458
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES (0.1%)
Coinstar, Inc. (a)                                         49,967        1,553,474
Vertrue, Inc. (a)                                           3,800          179,816
                                                                    --------------
                                                                         1,733,290
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America Corp.                                      13,724          698,552
CIT Group, Inc.                                            85,500        5,100,075
Citigroup, Inc.                                           256,300       13,742,806
V  JPMorgan Chase & Co.                                   845,200       44,034,920
Leucadia National Corp.                                    72,300        2,179,122
                                                                    --------------
                                                                        65,755,475
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.                                                937,400       36,296,128
Cincinnati Bell, Inc. (a)                                 188,750          956,962
Global Crossing, Ltd. (a)(b)                               24,823          715,895
                                                                    --------------
                                                                        37,968,985
                                                                    --------------
ELECTRIC UTILITIES (1.7%)
ALLETE, Inc. (b)                                            8,400          406,644
American Electric Power Co., Inc.                          60,000        3,013,200
Duke Energy Corp.                                       1,047,600       21,496,752
Duquesne Light Holdings, Inc.                              61,800        1,232,292
Westar Energy, Inc.                                       104,100        2,833,602
                                                                    --------------
                                                                        28,982,490
                                                                    --------------
ELECTRICAL EQUIPMENT (0.2%)
Rockwell Automation, Inc.                                  67,400        4,012,996
                                                                    --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Anixter International, Inc. (a)(b)                          9,300          665,880
Itron, Inc. (a)(b)                                          3,246          218,586
Sanmina-SCI Corp. (a)                                     384,039        1,324,935
Solectron Corp. (a)                                       385,500        1,291,425
                                                                    --------------
                                                                         3,500,826
                                                                    --------------
ENERGY EQUIPMENT & SERVICES (1.6%)
Key Energy Services, Inc. (a)                              64,300        1,199,195
Newpark Resources, Inc. (a)                               124,450        1,022,979
Parker Drilling Co. (a)                                    71,600          777,576
Schlumberger, Ltd.                                        296,450       21,886,903
Tidewater, Inc. (b)                                        22,700        1,434,867
Universal Compression Holdings, Inc. (a)                   21,700        1,444,569
                                                                    --------------
                                                                        27,766,089
                                                                    --------------


                                                           SHARES            VALUE
FOOD & STAPLES RETAILING (2.1%)
CVS Caremark Corp.                                        837,276   $   30,342,882
Longs Drug Stores Corp. (b)                                21,400        1,171,436
Pathmark Stores, Inc. (a)                                 159,217        2,009,319
Wal-Mart Stores, Inc.                                      51,700        2,477,464
                                                                    --------------
                                                                        36,001,101
                                                                    --------------
FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland Co.                                179,140        6,932,718
Bunge, Ltd. (b)                                            46,000        3,484,960
                                                                    --------------
                                                                        10,417,678
                                                                    --------------
GAS UTILITIES (0.1%)
National Fuel Gas Co.                                      13,900          653,439
Nicor, Inc.                                                21,050        1,078,602
                                                                    --------------
                                                                         1,732,041
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
ArthroCare Corp. (a)(b)                                    21,110          870,999
Baxter International, Inc.                                 30,000        1,698,900
Boston Scientific Corp. (a)                               472,350        7,293,084
Gen-Probe, Inc. (a)                                        26,668        1,363,001
Hospira, Inc. (a)                                         557,150       22,592,432
SurModics, Inc. (a)(b)                                     11,192          454,731
                                                                    --------------
                                                                        34,273,147
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Aetna, Inc.                                               355,720       16,676,154
Humana, Inc. (a)                                           13,000          822,120
SunLink Health Systems, Inc. (a)                           48,725          353,013
Universal Health Services, Inc. Class B                     3,000          182,160
                                                                    --------------
                                                                        18,033,447
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE (3.8%)
Hilton Hotels Corp.                                       127,000        4,318,000
InterContinental Hotels Group PLC, ADR (b)(c)             737,400       17,822,958
V  McDonald's Corp.                                       823,400       39,753,752
Wyndham Worldwide Corp. (a)                                52,540        1,817,884
                                                                    --------------
                                                                        63,712,594
                                                                    --------------
HOUSEHOLD DURABLES (0.0%)++
Newell Rubbermaid, Inc.                                     9,500          291,365
                                                                    --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES Corp. (The) (a)                                       127,957        2,813,774
Dynegy, Inc. Class A (a)                                  265,700        2,500,237
Mirant Corp. (a)                                           29,700        1,332,639
                                                                    --------------
                                                                         6,646,650
                                                                    --------------
INDUSTRIAL CONGLOMERATES (7.0%)
3M Co.                                                     16,390        1,356,600
V  General Electric Co.                                 1,515,100       55,846,586

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (CONTINUED)
V  Textron, Inc.                                          397,950   $   40,459,576
Tyco International, Ltd.                                  650,758       21,234,234
                                                                    --------------
                                                                       118,896,996
                                                                    --------------
INSURANCE (8.0%)
Allstate Corp. (The)                                      123,400        7,690,288
V  American International Group, Inc.                     607,100       42,442,361
Aon Corp.                                                  36,635        1,419,606
Marsh & McLennan Cos., Inc.                                25,795          819,249
MetLife, Inc.                                             424,900       27,915,930
Ohio Casualty Corp.                                       126,873        4,014,262
Phoenix Cos., Inc. (The)                                   33,100          493,190
Principal Financial Group, Inc. (b)                        62,800        3,987,172
V  Travelers Cos., Inc. (The)                             758,410       41,029,981
U.S.I. Holdings Corp. (a)                                  48,271          817,711
W.R. Berkley Corp.                                        182,350        5,924,552
                                                                    --------------
                                                                       136,554,302
                                                                    --------------
INTERNET & CATALOG RETAIL (0.4%)
Liberty Media Corp.--Interactive Class A (a)              160,325        4,012,935
Priceline.com, Inc. (a)(b)                                 37,936        2,110,759
Stamps.com, Inc. (a)                                       31,174          439,865
                                                                    --------------
                                                                         6,563,559
                                                                    --------------
INTERNET SOFTWARE & SERVICES (0.6%)
Internet Capital Group, Inc. (a)                           23,400          280,098
S1 Corp. (a)                                              312,166        2,029,079
VeriSign, Inc. (a)                                         24,300          664,605
Yahoo!, Inc. (a)                                          228,654        6,411,458
                                                                    --------------
                                                                         9,385,240
                                                                    --------------
IT SERVICES (0.3%)
BISYS Group, Inc. (The) (a)                                19,400          224,458
CheckFree Corp. (a)(b)                                     24,038          809,119
Computer Sciences Corp. (a)                                37,400        2,077,196
eFunds Corp. (a)                                           28,894          806,143
Electronic Data Systems Corp.                              38,000        1,111,120
First Data Corp.                                           15,526          503,042
Western Union Co. (The)                                    15,526          326,822
                                                                    --------------
                                                                         5,857,900
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES (0.2%)
Nektar Therapeutics (a)(b)                                276,420        3,419,315
                                                                    --------------

MACHINERY (0.2%)
Caterpillar, Inc.                                          53,000        3,848,860
                                                                    --------------

MARINE (0.3%)
American Commercial Lines, Inc. (a)(b)                    196,718        5,797,279
                                                                    --------------


                                                           SHARES            VALUE
MEDIA (0.8%)
Cablevision Systems Corp. Class A (a)                      15,475   $      507,271
Comcast Corp. Class A (a)                                  97,200        2,591,352
DIRECTV Group, Inc. (The) (a)                              39,600          944,064
Discovery Holding Co. Class A (a)                          34,587          752,267
Dow Jones & Co., Inc. (b)                                   5,500          199,815
Gemstar-TV Guide International, Inc. (a)                  143,586          637,522
Liberty Global, Inc. Class A (a)                            9,060          325,163
Liberty Global, Inc. Class C (a)                           23,670          790,815
Liberty Media Holding Corp. Capital Class A (a)            32,065        3,622,383
PRIMEDIA, Inc. (a)                                         78,378          195,945
Time Warner, Inc.                                         136,000        2,805,680
                                                                    --------------
                                                                        13,372,277
                                                                    --------------
METALS & MINING (1.4%)
Rio Tinto PLC, Sponsored ADR (b)(c)                        83,050       20,264,200
United States Steel Corp.                                  34,100        3,462,514
                                                                    --------------
                                                                        23,726,714
                                                                    --------------
MULTILINE RETAIL (2.2%)
Target Corp.                                              618,700       36,732,219
                                                                    --------------

MULTI-UTILITIES (2.3%)
Black Hills Corp.                                          14,150          563,312
CMS Energy Corp.                                          115,600        2,140,912
Dominion Resources, Inc.                                  341,000       31,099,200
DTE Energy Co.                                             52,300        2,645,857
Integrys Energy Group, Inc.                                26,070        1,462,527
Sempra Energy                                              29,000        1,840,920
                                                                    --------------
                                                                        39,752,728
                                                                    --------------
OFFICE ELECTRONICS (0.0%)++
Xerox Corp. (a)                                            19,300          357,050
                                                                    --------------

OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum Corp.                                   88,400        4,124,744
Apache Corp.                                              118,900        8,620,250
Chesapeake Energy Corp. (b)                                91,200        3,078,000
Chevron Corp.                                              60,374        4,696,493
ConocoPhillips                                             39,478        2,737,799
Devon Energy Corp. (b)                                    186,542       13,593,316
Hess Corp.                                                651,400       36,966,950
International Coal Group, Inc. (a)(b)                     255,200        1,426,568
Kinder Morgan, Inc.                                        54,450        5,802,192
Marathon Oil Corp.                                         41,800        4,244,790
Murphy Oil Corp.                                            4,500          249,480
Noble Energy, Inc.                                         31,318        1,841,812
V  Occidental Petroleum Corp.                             735,790       37,304,553
Pogo Producing Co. (b)                                    173,700        8,382,762

 14   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.


                                                           SHARES            VALUE
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
Spectra Energy Corp.                                      523,800   $   13,671,180
Williams Cos., Inc. (The)                                 113,100        3,336,450
                                                                    --------------
                                                                       150,077,339
                                                                    --------------
PAPER & FOREST PRODUCTS (0.3%)
MeadWestvaco Corp.                                         75,005        2,502,167
Weyerhaeuser Co.                                           38,600        3,057,892
                                                                    --------------
                                                                         5,560,059
                                                                    --------------
PHARMACEUTICALS (5.5%)
Abbott Laboratories                                       126,900        7,185,078
Eli Lilly & Co.                                           463,300       27,394,929
V  Novartis AG, ADR (c)                                   889,650       51,679,769
Schering-Plough Corp.                                      99,600        3,160,308
Teva Pharmaceutical Industries, Ltd., Sponsored
 ADR (c)                                                  117,998        4,520,503
                                                                    --------------
                                                                        93,940,587
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (0.5%)
Crescent Real Estate Equities Co.                          22,800          467,628
Friedman, Billings, Ramsey Group, Inc. Class A             23,100          128,205
Health Care Property Investors, Inc. (b)                  110,146        3,898,067
Thornburg Mortgage, Inc. (b)                               27,800          772,840
UDR, Inc.                                                 115,870        3,480,735
                                                                    --------------
                                                                         8,747,475
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
St. Joe Co. (The) (b)                                      86,800        4,915,484
                                                                    --------------
ROAD & RAIL (3.9%)
Avis Budget Group, Inc. (a)                                70,570        1,985,134
Celadon Group, Inc. (a)                                   151,658        2,496,291
CSX Corp.                                                  35,600        1,536,852
Norfolk Southern Corp.                                    633,500       33,727,540
Swift Transportation Co., Inc. (a)                         47,063        1,472,131
Union Pacific Corp.                                       211,800       24,198,150
Werner Enterprises, Inc. (b)                               12,565          237,604
                                                                    --------------
                                                                        65,653,702
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Applied Micro Circuits Corp. (a)                          217,050          609,911
Intel Corp.                                                42,500          913,750
NVIDIA Corp. (a)                                          128,730        4,233,930
Skyworks Solutions, Inc. (a)                               83,278          573,785
Texas Instruments, Inc.                                   582,050       20,005,059
Vitesse Semiconductor Corp. (a)                            75,852           88,747
Zoran Corp. (a)                                            14,796          293,849
                                                                    --------------
                                                                        26,719,031
                                                                    --------------


                                                           SHARES            VALUE
SOFTWARE (1.7%)
Blackboard, Inc. (a)(b)                                    34,639   $    1,188,464
Compuware Corp. (a)                                       374,872        3,699,987
i2 Technologies, Inc. (a)(b)                               61,881        1,575,490
Microsoft Corp.                                           671,833       20,114,680
MSC.Software Corp. (a)                                     41,800          545,908
TIBCO Software, Inc. (a)                                   39,000          355,680
Wind River Systems, Inc. (a)                               73,899          726,427
                                                                    --------------
                                                                        28,206,636
                                                                    --------------
SPECIALTY RETAIL (0.1%)
Circuit City Stores, Inc.                                  15,900          277,455
Office Depot, Inc. (a)                                     62,750        2,109,655
                                                                    --------------
                                                                         2,387,110
                                                                    --------------
THRIFTS & MORTGAGE FINANCE (0.2%)
New York Community Bancorp, Inc. (b)                       10,400          181,584
Washington Mutual, Inc. (b)                                58,125        2,440,088
                                                                    --------------
                                                                         2,621,672
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel Corp.                                       186,408        3,733,752
                                                                    --------------
Total Common Stocks
 (Cost $1,265,258,913)                                               1,604,756,736
                                                                    --------------

CONVERTIBLE PREFERRED STOCK (0.1%)
----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (0.1%)
Six Flags, Inc.
 7.25% (a)                                                 83,000        2,000,300
                                                                    --------------
Total Convertible Preferred Stock
 (Cost $1,895,587)                                                       2,000,300
                                                                    --------------
                                                        NUMBER OF
                                                         WARRANTS
WARRANTS (0.1%)
----------------------------------------------------------------------------------
MARINE (0.1%)
American Commercial Lines, Inc.
 Strike Price $12.00
 Expire 1/12/09 (a)(d)                                      6,765        1,513,736
                                                                    --------------
Total Warrants
 (Cost $3,173,826)                                                       1,513,736
                                                                    --------------
                                                        PRINCIPAL
                                                           AMOUNT
LONG-TERM BONDS (0.1%)
CONVERTIBLE BONDS (0.1%)
----------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.0%)++
Rewards Network, Inc.
 3.25%, due 10/15/23                                $     800,000          747,000
                                                                    --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

                                                        PRINCIPAL
                                                           AMOUNT            VALUE
CONVERTIBLE BONDS (CONTINUED)
----------------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)
NPS Pharmaceuticals, Inc.
 3.00%, due 6/15/08                                 $   1,283,000   $    1,231,680
                                                                    --------------
Total Convertible Bonds
 (Cost $1,894,120)                                                       1,978,680
                                                                    --------------
CORPORATE BOND (0.0%)++
----------------------------------------------------------------------------------
MARINE (0.0%)++
American Commercial Lines LLC
 11.25%, due 1/1/08 (a)(d)(e)(f)(g)                     5,511,870           37,419
                                                                    --------------
Total Corporate Bond
 (Cost $0)                                                                  37,419
                                                                    --------------
Total Long-Term Bonds
 (Cost $1,894,120)                                                       2,016,099
                                                                    --------------
SHORT-TERM INVESTMENTS (10.1%)
----------------------------------------------------------------------------------
COMMERCIAL PAPER (5.4%)
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.273%, due 5/23/07 (h)                                3,328,720        3,328,720
Compass Securitization
 5.292%, due 5/23/07 (h)                                1,914,190        1,914,190
 5.294%, due 5/31/07 (h)                                1,888,641        1,888,641
Den Danske Bank
 5.276%, due 5/15/07 (h)                                4,448,145        4,448,145
Greyhawk Funding LLC
 5.30%, due 5/8/07 (h)                                  3,227,093        3,227,093
Investors Bank & Trust Depository Receipt
 3.60%, due 5/1/07                                     63,513,306       63,513,306
Jupiter Securitization Corp.
 5.281%, due 5/22/07 (h)                                1,272,683        1,272,683
 5.289%, due 5/4/07 (h)                                   562,997          562,997
Kitty Hawk Funding Corp.
 5.292%, due 5/15/07 (h)                                2,251,988        2,251,988
Old Line Funding LLC
 5.293%, due 5/16/07 (h)                                2,251,988        2,251,988
Park Avenue Receivables Corp.
 5.268%, due 5/1/07 (h)                                 2,130,340        2,130,340
Ranger Funding
 5.293%, due 5/22/07 (h)                                1,688,991        1,688,991
Yorktown Capital LLC
 5.282%, due 5/31/07 (h)                                2,251,988        2,251,988
                                                                    --------------
Total Commercial Paper
 (Cost $90,731,070)                                                     90,731,070
                                                                    --------------

                                                           SHARES            VALUE
INVESTMENT COMPANY (0.6%)
BGI Institutional Money Market Fund (h)                10,357,879   $   10,357,879
                                                                    --------------
Total Investment Company
 (Cost $10,357,879)                                                     10,357,879
                                                                    --------------
                                                        PRINCIPAL
                                                           AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.42%, dated 4/30/07
 due 5/1/07
 Proceeds at Maturity $2,364,943
 (Collateralized by various Corporate Bonds
 and a U.S. Treasury Note, with rates
 between 0.00%-8.38% and maturity
 dates between 8/1/07-2/15/99, with a
 Principal Amount of $3,750,011 and a
 Market Value of $2,471,052) (h)                    $   2,364,587        2,364,587
                                                                    --------------
Total Repurchase Agreement
 (Cost $2,364,587)                                                       2,364,587
                                                                    --------------
TIME DEPOSITS (4.0%)
Abbey National PLC
 5.30%, due 5/7/07 (h)                                  4,503,975        4,503,975
Bank of America Corp.
 5.27%, due 5/18/07 (h)(i)                              6,192,966        6,192,966
Bank of Nova Scotia
 5.28%, due 5/17/07 (h)                                 3,940,978        3,940,978
Calyon
 5.31%, due 5/1/07 (h)                                 13,061,528       13,061,528
Deutsche Bank AG
 5.28%, due 5/15/07 (h)                                 4,503,975        4,503,975
KBC Bank N.V.
 5.28%, due 6/5/07 (h)                                  5,066,973        5,066,973
Rabobank Nederland
 5.265%, due 5/3/07 (h)                                 3,940,979        3,940,979
Royal Bank of Scotland
 5.285%, due 5/8/07 (h)                                 5,629,970        5,629,970
Skandinaviska Enskilda Banken AB
 5.29%, due 5/31/07 (h)                                 4,503,976        4,503,976
Societe Generale North America, Inc.
 5.29%, due 6/15/07 (h)                                 4,503,976        4,503,976
Toronto Dominion Bank
 5.28%, due 5/11/07 (h)                                 7,318,960        7,318,960

 16   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.

                                                        PRINCIPAL
                                                           AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
UBS AG
 5.27%, due 5/4/07 (h)                              $   5,066,973   $    5,066,973
                                                                    --------------
Total Time Deposits
 (Cost $68,235,229)                                                     68,235,229
                                                                    --------------
Total Short-Term Investments
 (Cost $171,688,765)                                                   171,688,765
                                                                    --------------
Total Investments
 (Cost $1,443,911,211) (j)                                  104.9%   1,781,975,636(k)
Liabilities in Excess of
 Cash and Other Assets                                       (4.9)     (82,933,005)
                                                    -------------   --------------
Net Assets                                                  100.0%  $1,699,042,631
                                                    =============   ==============

++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c)  ADR--American Depositary Receipt.
(d)  Fair valued security. The total market value of these securities at April
     30, 2007 is $1,551,155, which reflects 0.1% of the Fund's net assets.
(e)  Escrow reserve-reserve account for disputed claims.
(f)  Illiquid security. The total market value of these securities at April 30,
     2007 is $37,419, which represents 0.0% of the Fund's net assets.
(g)  Issue in default.
(h)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)  Floating rate. Rate shown is the rate in effect at April 30, 2007.
(j)  The cost for federal income tax purposes is $1,450,760,520.
(k)  At April 30, 2007 net unrealized appreciation was $331,215,116, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $365,954,731 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $34,739,615.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified cost
  $1,443,911,211) including $104,828,797 market
  value of securities loaned                  $1,781,975,636
Cash                                              20,679,626
Receivables:
  Investment securities sold                       6,209,566
  Fund shares sold                                 4,509,296
  Dividends and interest                           1,294,850
Other assets                                         101,189
                                              --------------
    Total assets                               1,814,770,163
                                              --------------
LIABILITIES:
Securities lending collateral                    108,175,459
Payables:
  Fund shares redeemed                             2,716,184
  Investment securities purchased                  1,877,460
  Transfer agent (See Note 3)                      1,057,995
  Manager (See Note 3)                             1,054,445
  NYLIFE Distributors (See Note 3)                   687,415
  Professional fees                                   61,026
  Shareholder communication                           36,427
  Custodian                                           17,959
  Trustees                                            13,914
Accrued expenses                                      29,248
                                              --------------
    Total liabilities                            115,727,532
                                              --------------
Net assets                                    $1,699,042,631
                                              ==============
COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding
  (par value of $.01 per share) unlimited
  number of shares authorized:
  Class A                                     $      151,699
  Class B                                            103,334
  Class C                                             79,510
  Class I                                            102,768
  Class R1                                             4,476
  Class R2                                             1,739
  Class R3                                                13
Additional paid-in capital                     1,288,848,361
Accumulated undistributed net investment
  income                                           2,201,286
Accumulated undistributed net realized gain
  on investments                                  69,485,020
Net unrealized appreciation on investments       338,064,425
                                              --------------
Net assets                                    $1,699,042,631
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  593,338,824
                                              ==============
Shares of beneficial interest outstanding         15,169,881
                                              ==============
Net asset value per share outstanding         $        39.11
Maximum sales charge (5.50% of offering
  price)                                                2.28
                                              --------------
Maximum offering price per share outstanding  $        41.39
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $  380,221,644
                                              ==============
Shares of beneficial interest outstanding         10,333,435
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        36.80
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $  292,565,532
                                              ==============
Shares of beneficial interest outstanding          7,951,001
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        36.80
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  408,453,222
                                              ==============
Shares of beneficial interest outstanding         10,276,847
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        39.74
                                              ==============
CLASS R1
Net assets applicable to outstanding shares   $   17,610,358
                                              ==============
Shares of beneficial interest outstanding            447,565
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        39.35
                                              ==============
CLASS R2
Net assets applicable to outstanding shares   $    6,803,986
                                              ==============
Shares of beneficial interest outstanding            173,929
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        39.12
                                              ==============
CLASS R3
Net assets applicable to outstanding shares   $       49,065
                                              ==============
Shares of beneficial interest outstanding              1,256
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        39.08*
                                              ==============

* Differences in the NAV recalculation and NAV stated is caused by rounding differences.

 18   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                 $ 14,733,772
  Interest                                         1,319,486
  Income from securities loaned--net                 258,717
                                                -------------
    Total income                                  16,311,975
                                                -------------
EXPENSES:
  Manager (See Note 3)                             5,758,538
  Distribution--Class B (See Note 3)               1,360,926
  Distribution--Class C (See Note 3)                 996,455
  Distribution--Class R3 (See Note 3)                     25
  Transfer agent--Classes A, B and C (See Note
    3)                                             1,306,690
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                     219,205
  Distribution/Service--Class A (See Note 3)         687,674
  Service--Class B (See Note 3)                      453,642
  Service--Class C (See Note 3)                      332,152
  Distribution/Service--Class R2 (See Note 3)          8,335
  Distribution/Service--Class R3 (See Note 3)             25
  Shareholder communication                          147,935
  Professional fees                                  121,487
  Recordkeeping                                       91,946
  Registration                                        61,493
  Trustees                                            34,884
  Custodian                                           27,036
  Shareholder service--Class R1                        8,194
  Shareholder service--Class R2                        3,334
  Shareholder service--Class R3                           10
  Miscellaneous                                       28,369
                                                -------------
    Total expenses                                11,648,355
                                                -------------
Net investment income                              4,663,620
                                                -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                  75,680,259
Net change in unrealized appreciation on
  investments                                     72,777,985
                                                -------------
Net realized and unrealized gain on
  investments                                    148,458,244
                                                -------------
Net increase in net assets resulting from
  operations                                    $153,121,864
                                                =============

(a) Dividends recorded net of foreign withholding taxes in the amount of $150,661.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2006

                                             2007             2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income             $    4,663,620   $      879,993
 Net realized gain on investments      75,680,259      119,386,149
 Net change in unrealized
  appreciation on investments          72,777,985       91,403,010
                                   -------------------------------
 Net increase in net assets
  resulting from operations           153,121,864      211,669,152
                                   -------------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                             (1,298,699)        (654,970)
   Class I                             (1,862,014)              --
   Class R1                               (69,530)         (14,914)
   Class R2                               (16,990)              --
   Class R3                                    (6)              --
 From net realized gain on investments:
   Class A                            (41,717,275)     (22,183,084)
   Class B                            (29,677,623)     (24,673,394)
   Class C                            (20,958,570)     (11,859,654)
   Class I                            (27,940,195)     (19,312,266)
   Class R1                            (1,243,856)        (804,376)
   Class R2                              (458,643)        (128,903)
   Class R3                                  (817)              --
                                   -------------------------------
 Total dividends and
  distributions to shareholders      (125,244,218)     (79,631,561)
                                   -------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             82,320,920      151,664,198
   Class B                             29,390,267       46,980,327
   Class C                             46,736,011       71,645,762
   Class I                             51,344,687       73,749,456
   Class R1                             1,919,373        2,661,114
   Class R2                             2,596,030        4,308,739
   Class R3                                35,968           10,000
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                             37,601,375       18,769,060
   Class B                             26,648,530       22,482,584
   Class C                             15,898,403        9,268,154
   Class I                             29,245,181       19,681,601
   Class R1                             1,313,386          819,290
   Class R2                               475,633          128,903
   Class R3                                   823               --
                                   -------------------------------
                                      325,526,587      422,169,188

                                             2007             2006
 Cost of shares redeemed:
   Class A                         $  (68,701,735)  $ (118,817,447)
   Class B                            (28,266,622)     (64,515,985)
   Class C                            (19,664,597)     (36,010,552)
   Class I                            (38,310,136)     (89,673,740)
   Class R1                            (1,521,179)      (2,722,592)
   Class R2                            (2,243,586)      (1,104,582)
   Class R3                                   (31)              --
                                   -------------------------------
                                     (158,707,886)    (312,844,898)
 Net asset value of shares converted (See Note
  1):
   Class A                              6,622,315       67,090,646
   Class B                             (6,622,315)     (67,090,646)
   Increase in net assets derived
    from capital share
    transactions                      166,818,701      109,324,290
                                   -------------------------------
   Net increase in net assets         194,696,347      241,361,881

NET ASSETS:
Beginning of period                 1,504,346,284    1,262,984,403
                                   -------------------------------
End of period                      $1,699,042,631   $1,504,346,284
                                   ===============================
Accumulated undistributed net
 investment income at end of
 period                            $    2,201,286   $      784,905
                                   ===============================

 20   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     21

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                             CLASS A
                                            -------------------------------------------------------------------------
                                                                                                       JANUARY 1,
                                            SIX MONTHS                                                    2003*
                                              ENDED                                                      THROUGH
                                            APRIL 30,              YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                             2007***          2006          2005           2004           2003
Net asset value at beginning of period       $  38.55       $  35.03      $  32.08       $  28.04       $  21.95
                                            ----------      --------      --------       --------      -----------
Net investment income (loss)                     0.15(a)        0.11(a)       0.10(a)(b)    (0.01)(a)      (0.04)
Net realized and unrealized gain (loss) on
  investments                                    3.56           5.54          4.16           4.05           6.13
                                            ----------      --------      --------       --------      -----------
Total from investment operations                 3.71           5.65          4.26           4.04           6.09
                                            ----------      --------      --------       --------      -----------
Less dividends and distributions:
  From net investment income                    (0.09)            --            --             --             --
  From net realized gain on investments         (3.06)         (2.13)        (1.31)            --             --
                                            ----------      --------      --------       --------      -----------
Total dividends and distributions               (3.15)         (2.13)        (1.31)            --             --
                                            ----------      --------      --------       --------      -----------
Net asset value at end of period             $  39.11       $  38.55      $  35.03       $  32.08       $  28.04
                                            ==========      ========      ========       ========      ===========
Total investment return (c)                     10.18%(d)      16.80%        13.51%         14.41%         27.74%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   0.80%+         0.28%         0.29%(b)      (0.05%)        (0.17%)+
  Net expenses                                   1.27%+         1.35%         1.35%          1.35%          1.35%+
  Expenses (before recoupment/waiver)            1.27%+         1.33%         1.37%          1.38%          1.45%+
Portfolio turnover rate                            42%           100%           56%            64%            61%
Net assets at end of period (in 000's)       $593,339       $524,523      $358,214       $268,513       $176,932

                                                   CLASS A
                                            ----------------------

                                                  YEAR ENDED
                                                 DECEMBER 31,
                                              2002          2001
Net asset value at beginning of period      $  27.66      $  27.25
                                            --------      --------
Net investment income (loss)                    0.15          0.03
Net realized and unrealized gain (loss) on
  investments                                  (5.69)         0.55
                                            --------      --------
Total from investment operations               (5.54)         0.58
                                            --------      --------
Less dividends and distributions:
  From net investment income                   (0.11)        (0.03)
  From net realized gain on investments        (0.06)        (0.14)
                                            --------      --------
Total dividends and distributions              (0.17)        (0.17)
                                            --------      --------
Net asset value at end of period            $  21.95      $  27.66
                                            ========      ========
Total investment return (c)                   (20.04%)        2.11%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  0.63%         0.37%
  Net expenses                                  1.33%         1.25%
  Expenses (before recoupment/waiver)           1.44%         1.43%
Portfolio turnover rate                           77%           19%
Net assets at end of period (in 000's)      $123,461      $103,402

                                                                             CLASS C
                                            --------------------------------------------------------------------------
                                                                                                        JANUARY 1,
                                            SIX MONTHS                                                     2003*
                                              ENDED                                                       THROUGH
                                            APRIL 30,               YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                             2007***          2006          2005            2004           2003
Net asset value at beginning of period       $  36.49       $  33.50      $  30.96        $  27.26        $ 21.47
                                            ----------      --------      --------        --------      -----------
Net investment income (loss)                     0.01(a)       (0.16)(a)     (0.15)(a)(b)    (0.24)(a)      (0.16)
Net realized and unrealized gain (loss) on
  investments                                    3.36           5.28          4.00            3.94           5.95
                                            ----------      --------      --------        --------      -----------
Total from investment operations                 3.37           5.12          3.85            3.70           5.79
                                            ----------      --------      --------        --------      -----------
Less dividends and distributions:
  From net investment income                       --             --            --              --             --
  From net realized gain on investments         (3.06)         (2.13)        (1.31)             --             --
                                            ----------      --------      --------        --------      -----------
Total dividends and distributions               (3.06)         (2.13)        (1.31)             --             --
                                            ----------      --------      --------        --------      -----------
Net asset value at end of period             $  36.80       $  36.49      $  33.50        $  30.96        $ 27.26
                                            ==========      ========      ========        ========      ===========
Total investment return (c)                      9.79%(d)      15.94%        12.64%          13.57%         26.97%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   0.05%+        (0.46%)       (0.46%)(b)      (0.80%)        (0.92%)+
  Net expenses                                   2.02%+         2.10%         2.10%           2.10%          2.10%+
  Expenses (before recoupment/waiver)            2.02%+         2.08%         2.12%           2.13%          2.20%+
Portfolio turnover rate                            42%           100%           56%             64%            61%
Net assets at end of period (in 000's)       $292,566       $245,458      $181,398        $138,044        $95,004

                                                  CLASS C
                                            --------------------

                                                 YEAR ENDED
                                                DECEMBER 31,
                                             2002         2001
Net asset value at beginning of period      $ 27.13      $ 26.92
                                            -------      -------
Net investment income (loss)                  (0.03)       (0.06)
Net realized and unrealized gain (loss) on
  investments                                 (5.57)        0.41
                                            -------      -------
Total from investment operations              (5.60)        0.35
                                            -------      -------
Less dividends and distributions:
  From net investment income                     --           --
  From net realized gain on investments       (0.06)       (0.14)
                                            -------      -------
Total dividends and distributions             (0.06)       (0.14)
                                            -------      -------
Net asset value at end of period            $ 21.47      $ 27.13
                                            =======      =======
Total investment return (c)                  (20.63%)       1.29%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                (0.12%)      (0.38%)
  Net expenses                                 2.08%        2.00%
  Expenses (before recoupment/waiver)          2.19%        2.18%
Portfolio turnover rate                          77%          19%
Net assets at end of period (in 000's)      $69,077      $51,234

*    The Fund changed its fiscal year end from December 31 to October 31.
***  Unaudited.
+    Annualized
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment income (loss) and the ratio of net investment income (loss) includes $0.04 per share and 0.11%, respectively as a result of a special one time dividend from
     Microsoft Corp.
(c)  Total return is calculated exclusive of sales charges. Classes I, R1, R2 and R3 are not subject to sales charges.
(d)  Total return is not annualized.
(e)  Less than one cent per share.

 22   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                             CLASS B
    -------------------------------------------------------------------------------------------------------------------------
                                                                              JANUARY 1,
    SIX MONTHS                                                                   2003*
      ENDED                                                                     THROUGH                    YEAR ENDED
    APRIL 30,                      YEAR ENDED OCTOBER 31,                     OCTOBER 31,                 DECEMBER 31,
     2007***              2006              2005              2004               2003                2002              2001
     $  36.49           $  33.50          $  30.96          $  27.26           $  21.47            $  27.13          $  26.92
    ----------          --------          --------          --------          -----------          --------          --------
         0.01(a)           (0.15)(a)         (0.15)(a)(b)      (0.24)(a)          (0.16)              (0.03)            (0.06)
         3.36               5.27              4.00              3.94               5.95               (5.57)             0.41
    ----------          --------          --------          --------          -----------          --------          --------
         3.37               5.12              3.85              3.70               5.79               (5.60)             0.35
    ----------          --------          --------          --------          -----------          --------          --------
           --                 --                --                --                 --                  --                --
        (3.06)             (2.13)            (1.31)               --                 --               (0.06)            (0.14)
    ----------          --------          --------          --------          -----------          --------          --------
        (3.06)             (2.13)            (1.31)               --                 --               (0.06)            (0.14)
    ----------          --------          --------          --------          -----------          --------          --------
     $  36.80           $  36.49          $  33.50          $  30.96           $  27.26            $  21.47          $  27.13
    ==========          ========          ========          ========          ===========          ========          ========
         9.79%(d)          15.94%            12.64%            13.57%             26.97%(d)          (20.63%)            1.29%
         0.06%+            (0.45%)           (0.46%)(b)        (0.80%)            (0.92%)+            (0.12%)           (0.38%)
         2.02%+             2.10%             2.10%             2.10%              2.10%+              2.08%             2.00%
         2.02%+             2.08%             2.12%             2.13%              2.20%+              2.19%             2.18%
           42%               100%               56%               64%                61%                 77%               19%
     $380,222           $354,543          $387,772          $313,765           $220,932            $153,581          $134,883

                                                             CLASS I
    -------------------------------------------------------------------------------------------------------------------------
                                                                              JANUARY 1,
    SIX MONTHS                                                                   2003*
      ENDED                                                                     THROUGH                    YEAR ENDED
    APRIL 30,                      YEAR ENDED OCTOBER 31,                     OCTOBER 31,                 DECEMBER 31,
     2007***              2006              2005              2004               2003                2002              2001
     $  39.15           $  35.50          $  32.37          $  28.19           $  22.03            $  27.75          $  27.31
    ----------          --------          --------          --------          -----------          --------          --------
         0.22(a)            0.23(a)           0.24(a)(b)        0.09(a)            0.00(a)(e)          0.19              0.07
         3.62               5.62              4.20              4.09               6.16               (5.69)             0.58
    ----------          --------          --------          --------          -----------          --------          --------
         3.84               5.85              4.44              4.18               6.16               (5.50)             0.65
    ----------          --------          --------          --------          -----------          --------          --------
        (0.19)             (0.07)               --                --                 --               (0.16)            (0.07)
        (3.06)             (2.13)            (1.31)               --                 --               (0.06)            (0.14)
    ----------          --------          --------          --------          -----------          --------          --------
        (3.25)             (2.20)            (1.31)               --                 --               (0.22)            (0.21)
    ----------          --------          --------          --------          -----------          --------          --------
     $  39.74           $  39.15          $  35.50          $  32.37           $  28.19            $  22.03          $  27.75
    ==========          ========          ========          ========          ===========          ========          ========
        10.39%(d)          17.21%            13.96%            14.83%             27.96%(d)          (19.81%)            2.36%
         1.16%+             0.61%             0.69%(b)          0.31%              0.08%+              0.88%             0.62%
         0.91%+             1.03%             0.95%             0.99%              1.10%+              1.08%             1.00%
         0.91%+             1.01%             0.97%             1.02%              1.20%+              1.19%             1.18%
           42%               100%               56%               64%                61%                 77%               19%
     $408,453           $358,423          $320,099          $274,975           $183,283            $115,186           $96,726

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                   CLASS R1                               CLASS R2
                                            ------------------------------------------------------      -------------
                                                                                       JANUARY 2,
                                            SIX MONTHS                                   2004**         SIX MONTHS
                                              ENDED              YEAR ENDED              THROUGH          ENDED
                                            APRIL 30,           OCTOBER 31,            OCTOBER 31,      APRIL 30,
                                             2007***         2006         2005            2004           2007***
Net asset value at beginning of period       $ 38.78        $ 35.19      $ 32.13         $30.38           $38.54
                                            ----------      -------      -------       -----------      ----------
Net investment income (loss)                    0.20(a)        0.19(a)      0.16(a)(b)     0.05(a)          0.14(a)
Net realized and unrealized gain on
  investments                                   3.59           5.57         4.21           1.70             3.58
                                            ----------      -------      -------       -----------      ----------
Total from investment operations                3.79           5.76         4.37           1.75             3.72
                                            ----------      -------      -------       -----------      ----------
Less dividends and distributions:
  From net investment income                   (0.16)         (0.04)          --             --            (0.08)
  From net realized gain on investments        (3.06)         (2.13)       (1.31)            --            (3.06)
                                            ----------      -------      -------       -----------      ----------
Total dividends and distributions              (3.22)         (2.17)       (1.31)            --            (3.14)
                                            ----------      -------      -------       -----------      ----------
Net asset value at end of period             $ 39.35        $ 38.78      $ 35.19         $32.13           $39.12
                                            ==========      =======      =======       ===========      ==========
Total investment return (c)                    10.32%(d)      17.08%       13.84%          5.76%(d)        10.18%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  1.07%+         0.51%        0.59%(b)       0.21%+           0.77%+
  Net expenses                                  1.01%+         1.13%        1.05%          1.09%+           1.26%+
  Expenses (before recoupment/waiver)           1.01%+         1.11%        1.07%          1.12%+           1.26%+
Portfolio turnover rate                           42%           100%          56%            64%              42%
Net assets at end of period (in 000's)       $17,610        $15,583      $13,379         $   34           $6,804

                                                          CLASS R2
                                            ------------------------------------
                                                                     JANUARY 2,
                                                                       2004**
                                                YEAR ENDED             THROUGH
                                               OCTOBER 31,           OCTOBER 31,
                                             2006        2005           2004
Net asset value at beginning of period      $35.03      $32.07         $30.38
                                            ------      ------       -----------
Net investment income (loss)                  0.07(a)     0.07(a)(b)    (0.01)(a)
Net realized and unrealized gain on
  investments                                 5.57        4.20           1.70
                                            ------      ------       -----------
Total from investment operations              5.64        4.27           1.69
                                            ------      ------       -----------
Less dividends and distributions:
  From net investment income                    --          --             --
  From net realized gain on investments      (2.13)      (1.31)            --
                                            ------      ------       -----------
Total dividends and distributions            (2.13)      (1.31)            --
                                            ------      ------       -----------
Net asset value at end of period            $38.54      $35.03         $32.07
                                            ======      ======       ===========
Total investment return (c)                  16.80%      13.54%          5.56%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                0.17%       0.34%(b)      (0.04%)+
  Net expenses                                1.38%       1.30%          1.34% +
  Expenses (before recoupment/waiver)         1.36%       1.32%          1.37% +
Portfolio turnover rate                        100%         56%            64%
Net assets at end of period (in 000's)      $5,806      $2,122         $    4

                                                      CLASS R3
                                           -------------------------------
                                                                APRIL 28,
                                           SIX MONTHS            2006**
                                             ENDED               THROUGH
                                           APRIL 30,           OCTOBER 31,
                                            2007***               2006
Net asset value at beginning of period       $38.49              $37.46
                                           ----------          -----------
Net investment income (loss)                   0.03(a)            (0.02)(a)
Net realized and unrealized gain on
  investments                                  3.64                1.05
                                           ----------          -----------
Total from investment operations               3.67                1.03
                                           ----------          -----------
Less dividends and distributions:
  From net investment income                  (0.02)                 --
  From net realized gain on investments       (3.06)                 --
                                           ----------          -----------
Total dividends and distributions             (3.08)                 --
                                           ----------          -----------
Net asset value at end of period             $39.08              $38.49
                                           ==========          ===========
Total investment return (c)                   10.09%(d)            2.75%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                 0.18%+             (0.10%)+
  Net expenses                                 1.51%+              1.72% +
  Expenses (before recoupment/waiver)          1.51%+              1.73% +
Portfolio turnover rate                          42%                100%
Net assets at end of period (in 000's)       $   49              $   10

**   Commencement of operations.
***  Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment income (loss) and the ratio of net investment income (loss) includes $0.04 per share and 0.11%, respectively as a result of a special one time dividend from
     Microsoft Corp.
(c)  Total return is calculated exclusive of sales charges. Classes I, R1, R2 and R3 are not subject to sales charges.
(d)  Total return is not annualized.

 24   MainStay MAP Fund    The notes to the financial statements are an integral
part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

The MainStay Funds (the "Trust") was organized on January 9, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and comprises nineteen funds (collectively referred to as the "Funds"). These financial statements and notes relate only to MainStay MAP Fund (the "Fund"), a diversified fund.

The Fund currently offers seven classes of shares. Class A shares, Class B shares, Class C shares and Class I shares commenced on June 9, 1999. Class R1 shares and Class R2 shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. Class B shares convert to Class A shares eight years after the date they were purchased. The seven classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek long-term appreciation of capital. The Fund also seeks to earn income, but this is a secondary objective.

The Fund also invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007, the Fund held securities with a value of $1,551,155 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is

                                                    www.mainstayfunds.com     25
calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. By so doing, the Fund will be relieved from all or substantially all federal and state income and excise taxes.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities, other than short-term securities, purchased for the Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

The investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 27) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in

 26   MainStay MAP Fund
the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. (See Note 5 on page 29.)

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. Markston International LLC and Institutional Capital Corp. (the "Subadvisors") each act as subadvisors to the Fund and manage a portion of the Fund's assets, as designated by NYLIM from time to time, subject to the oversight of NYLIM. Each Subadvisor is responsible for the day-to-day portfolio management of the Fund with respect to its allocated portion of the Fund's assets.

The Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.75% on assets up to $1.0 billion and 0.70% on assets in excess of $1.0 billion.

The Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.35%; Class B, 2.10%; Class C, 2.10%; Class I, 0.98%; Class R1, 1.08%; Class R2, 1.33%
and Class R3, 1.58%. The Manager may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. This expense limitation may be modified or terminated only with the approval of the Board of Trustees.

Prior to March 1, 2007, the Manager had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.35% of the Fund's average daily net assets for its Class A shares. The Manager also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. For the six months ended April 30, 2007, the Manager earned fees from the Fund in the amount of $5,758,538. It was unnecessary for the Manager to reimburse the Fund for expenses for the six months ended April 30, 2007.

Pursuant to the terms of a Subadvisory Agreement between NYLIM and the Subadvisors, NYLIM pays the Subadvisors a monthly fee at an annual rate of 0.45% on assets up to $250 million, 0.40% on assets from $250 million to $500 million and 0.35% on assets in excess of $500 million.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, IBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of

                                                    www.mainstayfunds.com     27
the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $175,516 for the six months ended April 30, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $5,260, $200,554 and $14,526, respectively, for the six months ended April 30, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the six months ended April 30, 2007, amounted to $1,525,895.

(E) NON-INTERESTED TRUSTEES FEES. For the six months ended April 30, 2007, Non-Interested Trustees were paid an annual retainer of $45,000, $2,000 per day for each Board meeting attended, $1,000 for each Committee meeting attended and $500 for each Valuation Subcommittee telephonic meeting attended plus reimbursement for travel and out-of-pocket expenses. The Lead Non-Interested Trustee received an additional annual retainer of $20,000. The Audit and Compliance Committee Chairman received an additional $2,000 for each meeting of the Audit and Compliance Committee attended and the Chairpersons of the Brokerage and Expense Committee, Operations Committee and Performance Committee each received an additional $1,000 for each meeting of the respective committee meetings attended. In addition, each Non-Interested Trustee received $1,000 for attending meetings of the Non-Interested Trustees held in advance of or in connection with Board/Committee meetings. The Trust allocates trustees fees in proportion to the net assets of the respective Funds. Thus, the Fund only pays a portion of the fees identified above.

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At April 30, 2007, New York Life and its affiliates held beneficially, shares of the Fund with the following values and percentages of net assets as follows:

Class A                                $       361             0.0*%
------------------------------------------------------------------
Class C                                        175             0.0*
------------------------------------------------------------------
Class I                                 76,636,566            18.8
------------------------------------------------------------------
Class R1                                     1,555             0.0*
------------------------------------------------------------------
Class R2                                     1,543             0.0*
------------------------------------------------------------------
Class R3                                    11,308            23.0
------------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the six months ended April 30, 2007, these fees, which are included in Professional fees shown on the Statement of Operations, were $35,218.

The Fund pays the Manager a monthly fee for certain pricing and recordkeeping services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets. Fees for these services provided to the Fund by the Manager amounted to $91,946 for the six months ended April 30, 2007.

 28   MainStay MAP Fund

NOTE 4--FEDERAL INCOME TAX:

The tax character of distributions paid during the year ended October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                                  2006
Distributions paid from:
  Ordinary Income                             $34,573,479
  Long-term Capital Gains                      45,058,082
----------------------------------------------------------
                                              $79,631,561
----------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED:

As of April 30, 2007, the Fund had securities on loan with an aggregate market value of $104,828,797. The Fund received $108,175,459 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended April 30, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were $653,251 and $630,213, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

                                               SIX MONTHS ENDED
                                                APRIL 30, 2007*
                                          CLASS A   CLASS B   CLASS C

Shares sold                                2,179       826     1,315
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions              1,025       772       460
---------------------------------------------------------------------
                                           3,204     1,598     1,775
Shares redeemed                           (1,818)     (827)     (552)
---------------------------------------------------------------------
Shares converted (See Note 1)                177      (155)       --
---------------------------------------------------------------------
Net increase                               1,563       616     1,223
---------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2007*
                                          CLASS I   CLASS R1   CLASS R2   CLASS R3*

Shares sold                                1,340       50         69          1
-----------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                783       36         13         --(a)
-----------------------------------------------------------------------------------
                                           2,123       86         82          1
Shares redeemed                           (1,001)     (40)       (59)        --(a)
-----------------------------------------------------------------------------------
Net increase                               1,122       46         23          1
-----------------------------------------------------------------------------------

                                                  YEAR ENDED
                                               OCTOBER 31, 2006
                                          CLASS A   CLASS B   CLASS C

Shares sold                                4,181     1,361     2,076
---------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                540       680       280
---------------------------------------------------------------------
                                           4,721     2,041     2,356
Shares redeemed                           (3,269)   (1,876)   (1,043)
---------------------------------------------------------------------
Shares converted (See Note 1)              1,928    (2,024)       --
---------------------------------------------------------------------
Net increase (decrease)                    3,380    (1,859)    1,313
---------------------------------------------------------------------

                                                          YEAR ENDED
                                                       OCTOBER 31, 2006
                                          CLASS I   CLASS R1   CLASS R2   CLASS R3**

Shares sold                                2,005       73        117          --(a)
------------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends and distributions                559       24          4          --
------------------------------------------------------------------------------------
                                           2,564       97        121          --
Shares redeemed                           (2,426)     (75)       (31)         --
------------------------------------------------------------------------------------
Net increase                                 138       22         90          --(a)
------------------------------------------------------------------------------------

*   Unaudited.
** Commenced operations on April 28, 2006.
(a) Less than one thousand shares.

                                                    www.mainstayfunds.com     29

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance of the outcome of these efforts.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that the tax positions will be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 30   MainStay MAP Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of The MainStay Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

                       VOTES          VOTES
    MAP FUND            FOR         WITHHELD    ABSTENTIONS       TOTAL
Susan B. Kerley    26,971,656.478   73,047.887  38,954.000    27,083,658.365
----------------------------------------------------------------------------
Alan R. Latshaw    26,976,213.830   68,490.535  38,954.000    27,083,658.365
----------------------------------------------------------------------------
Peter Meenan       26,977,354.541   67,349.824  38,954.000    27,083,658.365
----------------------------------------------------------------------------
Richard H.
 Nolan, Jr.        26,947,223.510   97,480.855  38,954.000    27,083,658.365
----------------------------------------------------------------------------
Richard S.
 Trutanic          26,940,863.454  103,840.911  38,954.000    27,083,658.365
----------------------------------------------------------------------------
Roman L. Weil      26,945,930.903   98,773.462  38,954.000    27,083,658.365
----------------------------------------------------------------------------
John A. Weisser    26,976,061.483   68,642.882  38,954.000    27,083,658.365
----------------------------------------------------------------------------
Brian A. Murdock   26,974,592.196   70,112.169  38,954.000    27,083,658.365
----------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     31

TRUSTEES AND OFFICERS

The Trustees oversee the Fund, the Manager and the Subadvisors. Pursuant to notice, a Special Meeting of Shareholders of The MainStay Funds (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Trustees listed below were elected to serve the Fund effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                     NUMBER OF FUNDS
                          POSITION(S) HELD                                    IN FUND COMPLEX
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*

        BRIAN A. MURDOCK  Indefinite;        Member of the Board of Managers        65         Trustee, Eclipse Funds since
        3/14/56           Trustee and Chief  and President (since 2004) and                    June, 2007 (3 funds); Director,
                          Executive Officer  Chief Executive Officer (since                    Eclipse Funds Inc. since June
                          since 2006         2006), New York Life Investment                   2007 (15 funds); Director,
                                             Management LLC and New York                       MainStay VP Series Fund, Inc.,
                                             Life Investment Management                        since 2006 (25 portfolios);
                                             Holdings LLC; Senior Vice                         Director, ICAP Funds, Inc.,
                                             President, New York Life                          since 2006 (3 funds).
                                             Insurance Company (since 2004);
                                             Chairman of the Board and
                                             President, NYLIFE Distributors
                                             LLC and NYLCAP Manager LLC
                                             (since 2004) and Institutional
                                             Capital LLC (since 2006); Chief
                                             Executive Officer, Eclipse
                                             Funds and Eclipse Funds Inc.
                                             (since 2006); Chairman (2006 to
                                             2007) and Director and Chief
                                             Executive Officer (since 2006),
                                             MainStay VP Series Fund, Inc.;
                                             Director and Chief Executive
                                             Officer, ICAP Funds, Inc.
                                             (since 2006); Chief Investment
                                             Officer, MLIM Europe and Asia
                                             (2001 to 2003); President of
                                             Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to
                                             2001)
        ----------------------------------------------------------------------------------------------------------------------

* Trustee considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 32   MainStay MAP Fund

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;        Partner, Strategic Management          65         Chairman since 2005 and Trustee
        8/12/51           Chairman and       Advisors LLC (since 1990)                         since 2000, Eclipse Funds (3
                          Trustee since                                                        funds); Chairman since 2005 and
                          June 2007                                                            Director since 1990, Eclipse
                                                                                               Funds Inc. (15 funds); Chairman
                                                                                               and Director, ICAP Funds, Inc.,
                                                                                               since 2006 (3 funds); Chairman
                                                                                               and Director, MainStay VP
                                                                                               Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               Legg Mason Partners Funds,
                                                                                               Inc., since 1991 (30
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;        Retired; Partner, Ernst & Young        65         Trustee, Eclipse Funds since
        3/27/51           Trustee and Audit  LLP (2002 to 2003); Partner,                      June 2007 (3 funds); Director,
                          Committee          Arthur Andersen LLP (1976 to                      Eclipse Funds Inc. since June
                          Financial Expert   2002); Consultant to the                          2007 (15 funds); Director, ICAP
                          since 2006         MainStay Funds Audit and                          Funds, Inc., since June 2007 (3
                                             Compliance Committee (2004                        funds); Director, MainStay VP
                                             to 2006)                                          Series Fund, Inc., since June
                                                                                               2007 (25 portfolios); Trustee,
                                                                                               State Farm Associates Funds
                                                                                               Trusts since 2005 (3
                                                                                               portfolios); Trustee, State
                                                                                               Farm Mutual Fund Trust since
                                                                                               2005 (15 portfolios); Trustee,
                                                                                               State Farm Variable Product
                                                                                               Trust since 2005 (9
                                                                                               portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;        Retired                                65         Trustee, Eclipse Funds since
        12/5/41           Trustee since                                                        2002 (3 funds); Director,
                          June 2007                                                            Eclipse Funds Inc. since 2002
                                                                                               (15 funds); Director, ICAP
                                                                                               Funds, Inc.,
                                                                                               since 2006 (3 funds); Director,
                                                                                               MainStay VP Series Fund, Inc.,
                                                                                               since June 2007 (25
                                                                                               portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;        Managing Director, ICC Capital         65         Trustee, Eclipse Funds since
        NOLAN, JR.        Trustee since      Management; President--Shields/                   June 2007 (3 funds); Director,
        11/16/46          June 2007          Alliance, Alliance Capital                        Eclipse Funds Inc. since June
                                             Management (1994 to 2004)                         2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 2006
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;        Chairman (since 1990) and Chief        65         Trustee, Eclipse Funds since
        TRUTANIC          Trustee since      Executive Office (1990 to                         June 2007 (3 funds); Director,
        2/13/52           1994               1999), Somerset Group                             Eclipse Funds Inc. since June
                                             (financial advisory firm);                        2007 (15 funds); Director, ICAP
                                             Managing Director and Advisor,                    Funds, Inc., since June 2007 (3
                                             The Carlyle Group (private                        funds); Director, MainStay VP
                                             investment firm) (2002 to                         Series Fund, Inc., since June
                                             2004); Senior Managing Director                   2007 (25 portfolios).
                                             and Partner, Groupe Arnault
                                             S.A. (private investment firm)
                                             (1999
                                             to 2002)
        ----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     33

                          TERM OF OFFICE,
                          POSITION(S) WITH                                    NUMBER OF FUNDS
                          THE COMPANY                                         IN FUND COMPLEX
        NAME AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     SERVICE            DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        ----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;        V. Duane Rath Professor of             65         Trustee, Eclipse Funds since
        5/22/40           Trustee and Audit  Accounting, Graduate School of                    June 2007 (3 funds); Director,
                          Committee          Business, University of                           Eclipse Funds Inc. since June
                          Financial Expert   Chicago; President, Roman L.                      2007 (15 funds); Director, ICAP
                          since June 2007    Weil Associates, Inc.                             Funds, Inc., since June 2007 (3
                                             (consulting firm)                                 funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1994
                                                                                               (25 portfolios).
        ----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;        Retired. Managing Director of          65         Trustee, Eclipse Funds since
        10/22/41          Trustee since      Salomon Brothers, Inc. (1971 to                   June 2007 (3 funds); Director,
                          June 2007          1995)                                             Eclipse Funds Inc. since June
                                                                                               2007 (15 funds); Director, ICAP
                                                                                               Funds, Inc., since June 2007 (3
                                                                                               funds); Director, MainStay VP
                                                                                               Series Fund, Inc., since 1997
                                                                                               (25 portfolios); Trustee,
                                                                                               Direxion Funds (57 funds) and
                                                                                               Direxion Insurance Trust (45
                                                                                               funds) since March 2007.
        ----------------------------------------------------------------------------------------------------------------------

Terry L. Lierman resigned as Trustee of the Fund effective May 31, 2007. Edward
J. Hogan, John B. McGuckian and Donald E. Nickelson resigned as Trustees of the Fund effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Fund effective June 7, 2007:

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Indefinite; Chief  Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Legal Officer      York Life Investment Management LLC (including predecessor
        10/19/46          since 2004         advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, Eclipse Funds, Eclipse Funds
                                             Inc. and MainStay VP Series Fund, Inc. (since 2004),
                                             McMorgan Funds (since 2005) and ICAP Funds, Inc. (since
                                             2006); Managing Director and Senior Counsel, Lehman Brothers
                                             Inc. (1998 to 1999); General Counsel and Managing Director,
                                             JP Morgan Investment Management Inc. (1986 to 1998)
        -------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Indefinite;        Managing Director, New York Life Investment Management LLC
        5/12/64           Treasurer and      (since June 2007); Treasurer and Principal Financial and
                          Principal          Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                          Financial and      MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          Accounting         June 2007); Vice President, Prudential Investments (2000 to
                          Officer since      2007); Assistant Treasurer, JennisonDryden Family of Funds,
                          June 2007          Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007)
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        Indefinite;        Senior Managing Director and Chief Marketing Officer, New
        FISHER            President since    York Life Investment Management LLC (since 2005); Managing
        2/22/59           March 2007         Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, Eclipse Funds,
                                             Eclipse Funds Inc., MainStay VP Series Fund, Inc., and ICAP
                                             Funds, Inc. (since March 2007); Managing Director, UBS
                                             Global Asset Management (1999 to 2003)
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Indefinite; Vice   Director, New York Life Investment Management LLC (including
        HARRINGTON        President--        predecessor advisory organizations) (since 2000); Executive
        2/8/59            Administration     Vice President, New York Life Trust Company and New York
                          since 2005         Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds Inc.
                                             and MainStay VP Series Fund, Inc. (since 2005) and ICAP
                                             Funds, Inc. (since 2006)
        -------------------------------------------------------------------------------------------------

 34   MainStay MAP Fund

                          TERM OF OFFICE,
                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST FIVE YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Indefinite;        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           Senior Vice        2006) and Managing Director and Chief Compliance Officer
        12/16/65          President and      (2003 to 2006), New York Life Investment Management LLC and
                          Chief Compliance   New York Life Investment Management Holdings LLC; Senior
                          Officer since      Managing Director, Compliance (since 2006) and Managing
                          2006               Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, Eclipse Funds
                                             Inc., The MainStay Funds and MainStay VP Series Fund, Inc.
                                             (since 2006) and ICAP Funds, Inc. (since 2006); Vice
                                             President--Compliance, Eclipse Funds Inc., The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                             Deputy Chief Compliance Officer, New York Life Investment
                                             Management LLC (2002 to 2003); Vice President and Compliance
                                             Officer, Goldman Sachs Asset Management (1999 to 2002)
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Indefinite;        Managing Director and Associate General Counsel, New York
        MORRISON          Secretary since    Life Investment Management LLC (since 2004); Managing
        3/26/56           2004               Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                             MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                             Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004)
        -------------------------------------------------------------------------------------------------

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

Christopher O. Blunt resigned as President of the Fund effective March 10, 2007.

Patrick G. Boyle resigned as Executive Vice President of the Fund effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Fund effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     35

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUITY FUNDS
MainStay All Cap Growth Fund
MainStay All Cap Value Fund(1)
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(2)
MainStay Growth Equity Fund(3)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(3)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(4)
Chicago, Illinois

MACKAY SHIELDS LLC(4)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Class B shares closed to new investors, except for certain retirement savings and other automatic purchase plans, effective May 21, 2007.
2. Closed to new investors and new purchases as of January 1, 2002.
3. Offered only to residents of Connecticut, Maryland, New Jersey and New York.
4. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)
------------------------------------------------
  Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                         The MainStay Funds

(C) 2007 NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04550

NYLIM-A010891         (RECYCLE LOGO)                     MS155-07   MSMP10-04/07

                                   FORM N-CSR

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

     The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS


By: /s/ Stephen P. Fisher
    ------------------------------------
    Stephen P. Fisher
    President

Date: July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ------------------------------------
    Stephen P. Fisher
    President

Date: July 5, 2007


By: /s/ Jack Benintende
    ------------------------------------
    Jack Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: July 5, 2007